AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2012
REGISTRATION NO. 333-124048
AND NO. 811-07501

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 12 ☒

AND

REGISTRATION STATEMENT UNDER ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 28 ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

9920 Corporate Campus Drive
Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
9920 Corporate Campus Drive, Suite 1000
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on         , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

MONUMENT ADVISOR JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G MAY 1, 2012 PROSPECTUS

Monument Advisor

Individual Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis,. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period and, if you elect the Guaranteed Minimum Death Benefit (GMDB) for your contract, a fee for the GMDB. You also pay any applicable Transaction Fees (as described below), Asset Allocation Model Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 90 days from the date you purchase the contract.

Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your Contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly. We also offer the Asset Allocation Models for an additional fee.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

•	Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the amount of the partial withdrawal and any applicable premium taxes withheld; multiplied by the death benefit immediately prior to the partial withdrawal; and divided by the Contract Value immediately prior to the withdrawal.

ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

ASSET ALLOCATION MODEL: Dynamic asset allocation models offered by the Company’s affiliate JNF Advisors, Inc. See “Investment Options – Asset Allocation Models” for further details.

ASSET ALLOCATION MODEL FEE:  Fee imposed by the Company’s affiliate JNF Advisors, Inc.(a Registered Investment Advisor), for providing the Asset Allocation Models. See “Expenses – Asset Allocation Fee” for further details, including a description of the Asset Allocation Models offered.

BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”): An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.

GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) BASE: The total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

GUARANTEED MINIMUM DEATH BENEFIT (“GMDB”) FEE: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee, and if you elect the Guaranteed Minimum Death Benefit for your contract, the GMDB Fee.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a registered representative) to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

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INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JOINT OWNER: The individual who co-owns the Contract with another person.

NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Asset Allocation Model Fees, Transaction Fees, premium taxes and the applicable portion of the Subscription Fee.

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority (“FINRA”) to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See “Expenses – Transaction Fee” for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you select the optional Guaranteed Minimum Death Benefit. You do pay any applicable Transaction Fees for certain investment options, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. The current Transaction Fee is $49.99 per transaction for the first 10 transactions in a Contract Year, which we may raise to $74.99 per transaction (for all transactions in a Contract Year). See the table on page 8 which outlines the fees incurred if there are more than 10 transactions in a Contract Year.

The Contract includes a death benefit that is described in detail under the heading “Death Benefit.” In addition, the Contract offers an optional GMDB. This benefit guarantees a minimum Death Benefit Amount. You should note that the guaranteed Death Benefit Amount may be reduced by an amount greater than any partial withdrawals taken at a time when the Death Benefit Amount is greater than your Contract Value. There is a separate fee for this benefit.

All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 90 days from the date you purchase the contract.

Effective July 20, 2012, You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period.

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.

We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December

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31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”.

ASSET ALLOCATION MODELS. The Company’s affiliate, JNF Advisors, Inc., offers certain asset allocation models for an additional fee. For further information, see “Investment Options – Asset Allocation Models”

INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge	Maximum Charge
	None	$25

Transaction Fee[2]		Current Charge	Maximum Charge
	Transactions 1-10 per Contract year	$50.00/transaction	$75.00/transaction
	Transactions 11-20 per Contract year	$40.00/transaction	$75.00/transaction
	Transactions 21-30 per Contract year	$30.00/transaction	$75.00/transaction
	Transactions 31+ per Contract year	$20.00/transaction	$75.00/transaction

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

	Current Charge	Maximum Charge
Subscription Fee	$20 per Contract per month	$20 per Contract per month
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	0.00%	0.00%

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT FEE

The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum Death Benefit.

	Current Fee	Maximum Fee
Guaranteed Minimum Death Benefit Fee (as a percentage of the greater of the GMDB Base[3] and the Contract Value) .	0.35%	0.50%
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OPTIONAL ASSET ALLOCATION MODEL FEE

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time in which you are participating in an optional Asset Allocation Model. If the contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. See “Taxes – Withdrawals”. You may also have the fee deducted from your checking account via Electronic Funds Transfer (EFT), which will not result in a taxable distribution. If the EFT is rejected for insufficient funds, the fee will then be withdrawn from your contract value.

	Current Annual Fee	Maximum Annual Fee
Asset Allocation Model Fee (as a percentage of the average daily Contract Value)	0.50%	2.00%

PORTFOLIO OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio

	Minimum	Maximum
Total Investment Portfolio Operating Expenses (expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[4]	Gross: 0.17% Net: 0.17%	Gross: 5.51% Net: 4.89%

1 All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading “Transfers – Excessive Trading Limits” and “Transfers – Short Term Trading Risk”. No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.

2All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee. The Company imposes a Transaction Fee, in the amounts shown, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in “Expenses – Transaction Fee”, and is also available at the Company’s Website or upon request. The Company may increase the Transaction Fee, or modify the table below. However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown. Amounts shown have been rounded to the nearest dollar.

[3]	The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.

[4]	The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2013. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses –

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, GMDB Fees (if elected), Asset allocation Model Fees (if selected) and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see “Expenses – Transaction Fee”. The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model and have chosen the Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$588.07	$1891.08	$3188.79	$6418.00

(2) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model:

1 year	3 years	5 years	10 years
$552.19	$1780.76	$3000.42	$6015.81

(3) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$536.82	$1733.49	$2919.69	$5843.44

(4) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death Benefit, or selected an Asset Allocation Model:

1 year	3 years	5 years	10 years
$500.94	$1623.17	$2731.32	$5441.24

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(5) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model and have chosen the Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$116.07	$365.26	$639.06	$1447.81

(6) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model:

1 year	3 years	5 years	10 years
$80.19	$252.32	$441.38	$999.53

(7) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

1 year	3 years	5 years	10 years
$64.82	$203.91	$356.67	$807.41

(8) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death Benefit, or selected an Asset Allocation Model:

1 year	3 years	5 years	10 years
$28.94	$90.97	$158.99	$359.13

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

Effective July 20, 2012 You may only choose to receive Annuity Payments on a fixed basis. If You choose Annuity Payments the amount of the Annuity Payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

An assignment may be a taxable event.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online

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Account. There is no substitute for regularly checking your Secure Online Account.

You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

As part of the process of electing an Asset Allocation Model, You will be required to consent to receive electronically all investment portfolio documents, including without limitation, prospectuses, and annual and semi-annual reports. We will treat a request to receive these documents in paper via U.S. Mail as a request to terminate your participation in the Asset Allocation Models.

Confirmations and Statements

We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not

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send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “secure.jeffnat.com” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. If you have not elected the optional GMDB, the maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. If you have elected the optional GMDB, the maximum We accept is $2,000,000 without our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect, including any allocation to an Asset Allocation Model, when We receive the Purchase Payment. Please note: transfers and rebalances to current allocations will not automatically change your investment allocation of record. Please make sure these are kept current to ensure your purchase payments are applied correctly. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See “Expenses – Transaction Fee” for further details.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive

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documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.

The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal. Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Fixed Account.

No fixed account is available during the Accumulation Period.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Asset Allocation Models

For an additional fee, the Company’s affiliate JNF Advisors, Inc. a registered investment advisor, (“JNF Advisors”), offers the Jefferson National Models powered by CAPTRUST. A listing of the Asset Allocation Models currently available and the current annual fees charged for each are listed below:

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JNL Conservative	0 .50%
JNL Moderate	0 .50%
JNL Moderate Growth	0.50%
JNL Growth	0.50%
JNL Aggressive	0.50%

An Investment Advisor must be advising your Contract in order to elect an Asset Allocation Model. In addition to the Asset Allocation Model fee, your Investment Advisor may charge an advisory fee. The Asset Allocation Models offered may change at any time without notice.

At anytime You may allocate some or all of your Contract Value to one or more Asset Allocation Model. After investing in the Asset Allocation Model Program, You must remain invested in one or more Asset Allocation Models for at least 30 days. This section only applies to any Contract Value allocated to a model. If You elect an Asset Allocation Model, the model You elect will determine which investment choices your Contract Value is invested in and how much of your Contract Value is allocated to each investment choice. The models are dynamic which means the underlying investment allocations within each model may and probably will change over time. Whenever a model changes, your Contract Value will be reallocated to match the revised model allocation. The models will be reviewed quarterly and could change at anytime.

Please note, the Transaction Fees typically charged for purchases into and redemptions out of Transaction Fee Portfolios are waived when these Portfolios are included in an Asset Allocation Model. Since JNF Advisors, Inc. is an affiliate of the Company, one of the many factors that may be used in choosing Portfolios to be included in the Asset Allocation Models, is the marketing, administrative and other support services fees paid by the Portfolio to the Company. Also, any Portfolio not available to Contracts that have purchased the optional Guaranteed Minimum Death Benefit are excluded from the Asset Allocation Models.

Participation in a model does not assure a profit and does not protect You against loss. For a detailed description of the available models, contact Us or any Investment Advisor You have selected. By electing one or more of these models, You are retaining JNF Advisors to invest the dollars allocated to the model on Your behalf. Your Investment Advisor will be required to enter into a separate agreement with JNF Advisors describing the terms of the program.

The minimum initial contribution to an asset allocation model without our consent is $10,000.

As part of the process of electing an Asset Allocation Model, You will be required to consent to receive electronically all investment portfolio documents, including without limitation, prospectuses, and annual and semi-annual reports.

While participating in a model You may transfer your Contract Value by changing models.

We reserve the right to terminate your participation at our discretion, including, but not limited to, breach of the agreement by your Investment Advisor entered into with JNF Advisors, or for non payment of Asset Allocation Model Fees.

Additionally, we will terminate your participation in the Asset Allocation Models:

  if your contract value in an asset allocation model drops below $5,000, not including market movements. If this occurs, your money will be retained in the same Portfolios but outside of the Model Program.
  if You apply your full Contract Value to an annuity option;
  if You withdraw the total Contract Value;
  upon notification of death;
  if the Owner is no longer advised by an Investment Advisor;
  if You or your Investment Advisor request to receive Portfolio documents in paper via U.S. Mail.;
  if You, or Investment Advisor, request that we terminate your participation in the program (electronically or by telephone) or
  If You terminate your participation in the program more than once, the Company and JNF Advisors reserve the right to no longer allow You to participate.

The Asset Allocation Models may not be available in all states.

Transfers

You can transfer money among the Investment Portfolios, subject to the rules applicable if you are transferring money allocated to the Asset Allocation Models. See ”Asset Allocation Models” for further details.. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See “Expenses – Transaction Fee” for further details. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section below.

EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. If You are participating in an Asset Allocation Model, and that model contains a fund(s) with an early cut-off, the earliest time will be applicable for the model.

TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

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1.	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

2.	Your request for transfer must clearly state how much the transfer is for.

3.	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

a.	the requirement of a minimum time period between each transfer;

b.	not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

c.	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

4.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD . For Contracts issued after July 20, 2012, variable Annuity Payments are not available. The following information relating to transfers during the Annuity Period pertains to Contracts issued prior to July 20, 2012. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.1

We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part

1 We block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio).

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on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading. We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the Direxion Dynamic VP HY Bond Fund, the money market Portfolio(s), ProFunds, and those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix A with a specific hold time) . This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods as stated in Appendix A. This list may change any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked. After investing in an Asset Allocation Model, You must remain invested in one or more Asset Allocation Models for at least 30 days.

With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

You will be notified if you (or your agent’s) transfer request is restricted or denied.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”. You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”. You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be

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significant Transaction Fees imposed. If a portion of your Contract Value is within an Asset Allocation Model, that portion will not be rebalanced as part of any Rebalancing Program that You set up.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the “Taxes – Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

If You elect to participate in an Asset Allocation Model, you will retain Jefferson National’s affiliate, JNF Advisors, Inc., as your Investment Advisor. Therefore, Asset Allocation Model Fees will be deemed to be Investment Advisor fees subject to the rules described above.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. No portion of the Subscription Fee will be deducted from the Asset Allocation Model unless the value of the contract outside the Asset Allocation Models is insufficient.

Guaranteed Minimum Death Benefit Fee

If you elect the optional Guaranteed Minimum Death Benefit, We will deduct a fee. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason other than death, we will deduct a proportional rider charge. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. We will waive the fee if the benefit terminates due to death. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.

The fee is equal to 0.35% annually multiplied by the greater of the GMDB Base and the Contract Value.

On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted.

The GMDB rider will terminate if the contract value decreases to zero and the GMDB Fee will no longer be deducted. Past GMDB Fees will not be refunded.

The following investment options are not available to contracts that have purchased the optional Guaranteed Minimum Death Benefit:

BCM Decathlon Conservative	BCM Decathlon Moderate	BCM Decathlon Aggressive
Invesco VI Balanced-Risk Allocation II	Janus Aspen Global Technology	Power Income
ProFunds Banks	ProFunds Ultra Short NASDAQ 100	ProFunds Short Emerging Markets
ProFunds Internet	ProFunds Consumer Services	ProFunds Short Mid-Cap
ProFunds Semiconductor	ProFunds Telecommunications	ProFunds Falling US Dollar
ProFunds Short International	Putnam VT Absolute Return 500

Contract Maintenance Charge

We impose no other contract maintenance charge.

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Transaction Fee

The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with dollar cost averaging and systematic withdrawal programs. If you have elected an Asset Allocation Model, and the model contains an Investment Portfolio for which a transaction fee is imposed, the transaction fee will be waived. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company’s Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice – once for the transfer out, and once for the transfer in – when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

Transactions 1-10 per Contract year	$50.00/transaction
Transactions 11-20 per Contract year	$40.00/transaction
Transactions 21-30 per Contract year	$30.00/transaction
Transactions 31+ per Contract year	$20.00/transaction

The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer. The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment Portfolios:

Transaction Fee Portfolios
DFA VA Global Bond	DFA VA International Small	DFA VA International Value
DFA VA Short-Term Fixed	DFA VA US Large Value	DFA VA US Targeted Value
Nationwide VIT Bond Index	Nationwide VIT International Index	Nationwide VIT Mid Cap Index
Nationwide VIT S&P 500 Index	Nationwide VIT Small Cap Index	TOPS Aggressive Growth ETF (Class 1)[1]
TOPS Balanced ETF (Class 1) [1]	TOPS Capital Preservation ETF (Class 1) [1]	TOPS Growth ETF (Class 1) [1]
TOPS Moderate Growth ETF (Class 1) [1]	TOPS Protected Growth ETF (Class 1) [1]	Vanguard Balanced
Vanguard Capital Growth	Vanguard Diversified Value	Vanguard Equity Income
Vanguard Equity Index	Vanguard Growth	Vanguard High Yield Bond
Vanguard International	Vanguard Mid-Cap Index	Vanguard REIT Index
Vanguard Short-Term investment Grade	Vanguard Small Company Growth	Vanguard Total Bond Market
Vanguard Total Stock Market

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

Asset Allocation Model Fee

The Company’s affiliate, JNF Advisors, provides certain Asset Allocation Models for an additional charge. The models currently offered, and the current annual expenses are listed below:

JNL Conservative	0.50%
JNL Moderate	0.50%
JNL Moderate Growth	0.50%
JNL Growth	0.50%
JNL Aggressive	0.50%

The fees will be deducted quarterly, or upon exit of the program, as a percentage of the average daily contract value. The Asset Allocation Model Fee will be deducted on a pro-rata basis from the Portfolios in the models. The Asset Allocation Models offered may change at any time without notice. See Investment Options – Asset Allocation Models for more details

1Share Class II TOPS funds are also available, which carry no transaction fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details). You should consider various factors, including the number of transfers you anticipate involving a TOPS fund and the amounts you intend to allocate, to determine which share class best meets your needs.

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Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE:  On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

You can have access to the money in your Contract:

1. by making a withdrawal (either a partial or a complete withdrawal);

2. by electing to receive Annuity Payments; or

3. when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Transaction Fees, GMDB Fees and Asset Allocation Model Fees.

You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”

If you have elected an Asset Allocation Model, your partial withdrawal will be withdrawn on a pro-rata basis from your contract, including any funds outside of the Asset Allocation Model, unless you instruct us otherwise.

Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

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Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, including those being used as part of an asset allocation model, unless you instruct Us otherwise.

You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see “Expenses – Transaction Fee”. You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone withdrawals or transfers for any period when:

1.	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.	trading on the New York Stock Exchange is restricted;

3.	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

4.	during any other period when the SEC, by order, so permits for the protection of owners.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market Investment Portfolio until we receive an election for the payment of the remaining Death Benefit Amount. Effective July 20, 2012, the death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the beneficiary.

Standard Death Benefit Amount During the Accumulation Period

The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes, Transaction Fees and Asset Allocation Model Fees, at the time we receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit Amount During the Accumulation Period

For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 81. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of:

(1)	the GMDB Base; and

(2)	the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable.

If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. In this situation, if more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.

If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

See Exhibit D for examples of the calculation of the Guaranteed Minimum Death Benefit.

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Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract.

The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:

1.	the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);

2.	the Annuity Date;

3.	the date the Contract terminates;

4.	the date the Contract Value decreases to zero;

Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded. This option may not be available in all states.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

OPTION 1 —lump sum payment of the Death Benefit Amount; or

OPTION 2 —the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3 —payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

•	continue the Contract in his or her own name at the then current Death Benefit Amount;

•	elect a lump sum payment of the Death Benefit Amount; or

•	apply the Death Benefit Amount to an Annuity Option.

A “spouse” is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date (may vary by state), but may not be later than the maximum date permitted under applicable state law.

For a Contract held as an IRA, once you attain age 70 ½, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

Effective July 20, 2012, during the Annuity Period, you may only choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account). If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account.

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Annuity Payment Amount

For Contracts issued prior to July 20, 2012, if you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

1)	the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

2)	the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

3)	the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees and

4)	the Annuity Option you select.

No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose Transaction Fees. For further information, see “Expenses – Transaction Fee”.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the GMDB Fee and Asset Allocation Model Fee, will be applied under the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

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Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals.  When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor or deductions of the fees imposed if you select an Asset Allocation Model , the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of an Owner;

•	attributable to the taxpayer’s becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

25

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Death Benefit are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers

26

between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

The Separate Account

We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

Where permitted by law, we may:

•	create new Separate Accounts;

•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;

•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•	transfer the Separate Account to another insurance company;

•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

•	make the Sub-accounts available under other policies we issue;

•	add new Investment Portfolios or remove existing Investment Portfolios;

27

•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

•	deregister the Separate Account under the Investment Company Act of 1940; and

•	operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts. Certain employees of the company may receive incentive compensation based on efforts assisting the Company in the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended and the financial statements of Jefferson National Life Annuity Account G as of December  31, 2011 and for each of the two years in the period then ended December 31, 2011 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

28

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.		7
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.		7
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.		7
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Global Thematic Growth (Class B)	Long-term growth of capital.		90
AllianceBernstein VPS Growth and Income (Class A)	Long term growth of capital.		90
AllianceBernstein VPS International Growth (Class B)	Long-term growth. Any income realized will be incidental.		90
AllianceBernstein VPS International Value (Class B)	Long-term growth. Any income realized will be incidental.		90
AllianceBernstein VPS Small Cap Growth (Class B)	Long-term growth. Any income realized will be incidental.		90
AllianceBernstein VPS Small/Mid Cap Value (Class B)	Long term growth of capital.		90
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.		30
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.		30
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.		30
American Century VP International (Class I)	Capital growth.		30
American Century VP Large Company Value (Class I)	Long-term capital growth. Income is a secondary objective.		30
American Century VP Mid Cap Value (Class I)	Long-term capital growth. Income is a secondary objective.		30
American Century VP Ultra (Class I)	Long-term capital growth.		30
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.		30
American Century VP Vista (Class I)	Long-term capital growth.		30
BlackRock Variable Series Funds
BlackRock Capital Appreciation (Class III)	Long-term growth of capital.		30
BlackRock Equity Dividend (Class III)	Long-term total return and current income.		30
BlackRock Global Allocation (Class III)	High total investment return.		30
BlackRock High Yield (Class III)	Seeks to provide a high a level of current income; capital appreciation is secondary.		30
BlackRock Large Cap Core (Class III)	Long-term capital growth.		30
BlackRock Large Cap Growth (Class III)	Long-term capital growth.		30
BlackRock Large Cap Value (Class III)	Long-term capital growth.		30
BlackRock Total Return (Class III)	Total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.		30
BlackRock U.S. Government Bond (Class III)	Seeks to maximize total return, consistent with income generation and prudent investment management.		30
The Columbia Funds Variable Series Trust II
Columbia VP - Select Large-Cap Value (Class I)	Long-term capital appreciation.		7
Columbia VP - Select Smaller-Cap Value (Class I)	Long-term capital appreciation.		7
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.		7
Credit Suisse Funds
Credit Suisse Commodity Return Strategy	Total return.		7
DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.		7
DFA VA International Small	Long-term capital appreciation.		7
DFA VA International Value	Long-term capital appreciation.		7

29

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
DFA VA Short-Term Fixed	Stable real return in excess of the rate of inflation with minimum risk.		7
DFA VA US Large Value	Long-term capital appreciation.		7
DFA VA US Targeted Value	Long-term capital appreciation.		7
The Direxion Insurance Trust
Direxion Dynamic VP HY Bond	Maximize total return (income plus capital appreciation).
The Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.		60
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index (Service)	To match the performance of the S&P Small Cap 600 Index.		60
Dreyfus Socially Responsible Growth (Initial)	Capital growth with current income as a secondary goal.		60
Dreyfus Stock Index (Initial)	To match the performance of the S&P 500 Index.		60
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	High level of current income.		90
Eaton Vance VT Large-Cap Value	Total return.		90
Federated Insurance Series
Federated High Income Bond II (Primary)	High current income.		30
Federated Kaufmann II (Service)	Capital appreciation.		30
Federated Managed Volatility II	High current income and moderate capital appreciation.		30
Fidelity® Variable Insurance Products
Fidelity VIP Balanced (Service II)	Income and capital growth consistent with reasonable risk.		30
Fidelity VIP Contrafund (Service II)	Long-term capital appreciation.		30
Fidelity VIP Disciplined Small Cap (Service II)	Capital appreciation.		30
Fidelity VIP Dynamic Capital Appreciation (Service II)	Capital appreciation.		30
Fidelity VIP Equity-Income (Service II)	Reasonable income and capital appreciation.		30
Fidelity VIP Funds Manager 20% (Service 2)	High level of current income; capital appreciation is a secondary consideration.		30
Fidelity VIP Funds Manager 50% (Service 2)	High total return with reduced risk over the long term.		30
Fidelity VIP Funds Manager 60% (Service 2)	High total return over the long term.		30
Fidelity VIP Funds Manager 70% (Service 2)	Maximize total return over the long term.		30
Fidelity VIP Funds Manager 85% (Service 2)	Maximize total return over the long term.		30
Fidelity VIP Growth & Income (Service 2)	High total return through a combination of current income and capital appreciation.		30
Fidelity VIP Growth (Service 2)	Capital appreciation.		30
Fidelity VIP Growth Opportunities (Service 2)	Capital growth.		30
Fidelity VIP High Income (Service 2)	High level of current income, while also considering growth of capital.		30
Fidelity VIP International Capital Appreciation (Service 2)	Capital appreciation.		30
Fidelity VIP Investment Grade Bond (Service 2)	High a level of current income as is consistent with the preservation of capital.		30
Fidelity VIP Mid Cap (Service 2)	Long-term growth of capital.		30
Fidelity VIP Overseas (Service 2)	Long-term growth of capital.		30
Fidelity VIP Real Estate (Service 2)	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.		30
Fidelity VIP Strategic Income (Service 2)	High level of current income. The fund may also seek capital appreciation.		30

30

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Fidelity VIP Value (Service 2)	Capital appreciation.		30
Fidelity VIP Value Leaders (Service 2)	Capital appreciation.		30
Fidelity VIP Value Strategies (Service 2)	Capital appreciation.		30
Financial Investors Variable Insurance Trust
Ibbotson Aggressive Growth ETF Asset Allocation (Class II)	Capital appreciation.		60
Ibbotson Balanced ETF Asset Allocation (Class II)	Capital appreciation and some current income.		60
Ibbotson Conservative ETF Asset Allocation (Class II)	Current income and preservation of capital.		60
Ibbotson Growth ETF Asset Allocation (Class II)	Capital appreciation.		60
Ibbotson Income & Growth ETF Asset Allocation (Class II)	Current income and capital appreciation.		60
First Eagle Variable Funds
First Eagle Overseas Variable Fund	Long-term growth of capital.		60
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate (Class 2)	High total return.		7
Franklin High Income (Class 2)	High level of current income with capital appreciation as a secondary goal.		30
Franklin Income (Class 2)	To maximize income while maintaining prospects for capital appreciation.		7
Franklin Mutual Shares (Class 2)	Seeks capital appreciation with income as its secondary goal.		7
Franklin Strategic Income (Class 2)	To earn a high level of current income with capital appreciation over the long term as its secondary goal.		30
Franklin U.S. Government (Class 2)	Income.		7
Templeton Global Bond Securities (Class 2)	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.		7
Guggenheim Variable Insurance Funds (formerly Rydex Variable Trust)
Guggenheim VT All Asset Conservative Strategy	Preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds.		30
Guggenheim VT All Cap Value (Series O)	Long-term growth of capital.		30
Guggenheim VT All-Asset Aggressive Strategy	Growth of capital by investing principally in a diversified portfolio of underlying funds.		30
Guggenheim VT All-Asset Moderate Strategy	Growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds.		30
Guggenheim VT CLS AdvisorOne Amerigo	Long-term growth of capital without regard to current income.
Guggenheim VT CLS AdvisorOne Clermont	Current income and growth of capital.
Guggenheim VT CLS AdvisorOne Select Allocation	Growth of capital and total return.
Guggenheim VT DWA Flexible Allocation	Capital appreciation with capital preservation as a secondary objective.		30
Guggenheim VT DWA Sector Rotation	Long-term capital appreciation.		30
Guggenheim VT Global	Long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States.		30
Guggenheim VT High Yield (Series P)	High current income. Capital appreciation is a secondary objective.		30
Guggenheim VT Large Cap Concentrated Growth	Long-term growth of capital.		30
Guggenheim VT Large Cap Core	Long-term growth of capital.		30
Guggenheim VT Large Cap Value (Series B)	Long-term growth of capital.		30

31

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Guggenheim VT Managed Asset Allocation	High level of total return.		30
Guggenheim VT Managed Futures Strategy	Seeks to provide investment returns that match the daily performance of the S&P Diversified Trends Indicator (S&P DTI).		30
Guggenheim VT Mid-Cap Growth	Capital appreciation.		30
Guggenheim VT Multi-Hedge Strategies	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.		30
Guggenheim VT Small Cap Growth	Long-term growth of capital.		30
Guggenheim VT Small Cap Value	Long-term capital appreciation.		30
Guggenheim VT U.S. Intermediate Bond	Current income.		30
Guggenheim VT U.S. Long Short Momentum	Long term capital appreciation.		30
Rydex VT Banking	Capital appreciation.	3:35 PM
Rydex VT Basic Materials	Capital appreciation.	3:35 PM
Rydex VT Biotechnology	Capital appreciation.	3:35 PM
Rydex VT Commodities Strategy	Long-term capital appreciation.	3:35 PM
Rydex VT Consumer Products	Capital appreciation.	3:35 PM
Rydex VT Dow 2x Strategy	Investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis.	3:45 PM
Rydex VT Electronics	Capital appreciation.	3:35 PM
Rydex VT Energy	Capital appreciation.	3:35 PM
Rydex VT Energy Services	Capital appreciation.	3:35 PM
Rydex VT Europe 1.25x Strategy	Investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index.	3:45 PM
Rydex VT Financial Services	Capital appreciation.	3:35 PM
Rydex VT Government Long Bond 1.2x Strategy	Investment results that correspond to a benchmark for U.S. gov't securities.	3:45 PM
Rydex VT Health Care	Capital appreciation.	3:35 PM
Rydex VT Internet	Capital appreciation.	3:35 PM
Rydex VT Inverse Dow 2x Strategy	Investment returns that inversely correlate to the daily performance of the DJIA.	3:45 PM
Rydex VT Inverse Government Long Bond Strategy	Total returns that inversely correlate to the daily price movement of the Long Treasury Bond.	3:45 PM
Rydex VT Inverse Mid-Cap Strategy	Investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index.	3:45 PM
Rydex VT Inverse NASDAQ-100 Strategy	Investment returns that inversely correlate to the performance of the NASDAQ 100 Index.	3:45 PM
Rydex VT Inverse Russell 2000 Strategy	Investment returns that inversely correlate to the daily performance of the Russell 2000 Index.	3:45 PM
Rydex VT Inverse S&P 500 Strategy	Investment returns that inversely correlate to the daily performance of the S&P 500 Index.	3:45 PM
Rydex VT Japan 2x Strategy	Investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").	3:45 PM
Rydex VT Leisure	Capital appreciation.	3:35 PM
Rydex VT Mid-Cap 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for mid-cap securities.	3:45 PM

32

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT NASDAQ-100 2x Strategy	Investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:45 PM
Rydex VT NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:45 PM
Rydex VT Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:45 PM
Rydex VT Precious Metals	Capital appreciation.	3:35 PM
Rydex VT Real Estate	Capital appreciation.	3:35 PM
Rydex VT Retailing	Capital appreciation.	3:35 PM
Rydex VT Russell 2000 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for small-cap securities.	3:45 PM
Rydex VT Russell 2000 2x Strategy	Investment results that match the performance of the Russell 2000 Index.	3:45 PM
Rydex VT S&P 500 2x Strategy	Investment results that match 200% of the performance of the S&P 500 index on a daily basis.	3:45 PM
Rydex VT S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:45 PM
Rydex VT Strengthening Dollar 2x Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index.	3:45 PM
Rydex VT Technology	Capital appreciation.	3:35 PM
Rydex VT Telecommunications	Capital appreciation.	3:35 PM
Rydex VT Transportation	Capital appreciation.	3:35 PM
Rydex VT Utilities	Capital appreciation.	3:35 PM
Rydex VT Weakening Dollar 2X Strategy	To match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index.	3:45 PM
INVESCO Variable Insurance Funds
Invesco V.I. Balanced-Risk Allocation (Series II)	Total return.		7
Invesco V.I. Core Equity (Series I)	Capital growth.		7
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.		7
Invesco V.I. Global Health Care (Series I)	Capital growth.		7
Invesco V.I. Global Real Estate (Series I)	High total return.		7

33

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Invesco V.I. Government Securities (Series I)	High level of current income consistent with reasonable concern for safety of principal.		7
Invesco V.I. High Yield (Series I)	High level of current income.		60
Invesco V.I. International Growth (Series I)	Long-term growth of capital.		7
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.		7
Invesco V.I. Money Market (Series I)	High level of current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Capital growth and income.		7
Invesco Van Kampen V.I. Comstock (Series I)	Capital growth and income.		7
Invesco Van Kampen V.I. Value Opportunities (Series II)	Long-term growth of capital.		7
Invesco Van Kampen VI Equity and Income (Series I)	Capital appreciation and current income.		7
Invesco Van Kampen VI Growth and Income (Series I)	Long term growth of capital and income.		7
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy (Class A)	High total return over the long term.		60
Ivy Funds VIP Balanced (Class A)	Current income. Long term appreciation of capital as a secondary objective.		60
Ivy Funds VIP Bond (Class A )	Reasonable return with emphasis on preservation of capital.		60
Ivy Funds VIP Dividend Opportunities (Class A)	Total return.		60
Ivy Funds VIP Energy (Class A)	Long-term capital appreciation.		60
Ivy Funds VIP Global Bond (Class A)	High level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its objective.		60
Ivy Funds VIP Global Natural Resources (Class A)	Long-term growth. Any income realized will be incidental.		60
Ivy Funds VIP Growth (Class A)	Capital growth, with current income as a secondary objective.		60
Ivy Funds VIP High Income (Class A)	High level of current income, with a secondary objective of capital growth.		60
Ivy Funds VIP Mid Cap Growth (Class A)	Growth of your investment.		60
Ivy Funds VIP Science and Technology (Class A)	Long-term capital growth.		60
Ivy Funds VIP Value (Class A)	Long-term capital appreciation.		60
Janus Aspen Series
Janus Aspen Balanced (Institutional)	Long-term capital growth.		90
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.		90
Janus Aspen Flexible Bond (Service)	Maximum total return.		90
Janus Aspen Forty (Institutional)	Long-term growth of capital.		90
Janus Aspen Global Technology (Service)	Long-term growth of capital.		90
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.		90
Janus Aspen Moderate Allocation (Service)	Total return through long term growth of capital.		90
Janus Aspen Overseas (Institutional)	Long-term growth of capital.		90
Janus Aspen Perkins Mid Cap Value (Institutional)	Capital appreciation.		90
Janus Aspen Protected Growth (Service)	Long-term growth of capital and capital preservation.		90
Janus Aspen Worldwide (Institutional)	Long-term growth of capital.		90
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement International Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Small-Mid Cap Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Strategic Equity (Service)	Long-term capital appreciation.		30
Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Fundamental All Cap Value (Class I)	Long-term capital growth with current income a secondary consideration.		30
Legg Mason ClearBridge Var Aggressive Growth (Class I)	Capital appreciation.		30

34

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Legg Mason ClearBridge Var Equity Income Builder (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.		30
Legg Mason ClearBridge Var Large Cap Growth (Class I)	Long-term growth of capital.		30
Legg Mason ClearBridge Var Small Cap Growth (Class II)	Long term growth of capital.		30
Legg Mason Dynamic Multi-Strategy VIT (Class II)	Long-term growth of capital.		30
Legg Mason Western Asset Var Global HighYield Bond (Class I)	To maximize total return, consistent with the preservation of capital.		30
Legg Mason Western Asset Var Strategic Bond (Class I)	To maximize total return, consistent with the preservation of capital.		30
Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture (Class VC)	High current income and the opportunity for capital appreciation to produce a high total return.		30
Lord Abbett Capital Structure (Class VC)	Current income and capital appreciation.		30
Lord Abbett Classic Stock (Class VC)	Growth of capital and growth of income consistent with reasonable risk.		30
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income.		30
Lord Abbett International Opportunities (Class VC)	Long-term capital appreciation.		30
Merger Fund VL
The Merger Fund VL	Capital growth by engaging in merger arbitrage.		30
Nationwide Variable Insurance Trust
Nationwide VIT Bond Index (Class Y)	To match the performance of the Barclays U.S. Aggregate Index as closely as possible before the deduction of Fund expenses.		7
Nationwide VIT International Index (Class Y)	To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.		7
Nationwide VIT Mid Cap Index (Class Y)	Capital appreciation.		7
Nationwide VIT S&P 500 Index (Class Y)	Long-term capital appreciation.		7
Nationwide VIT Small Cap Index (Class Y)	To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.		7
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (I Class)	Growth of capital.		7
Neuberger Berman AMT Mid Cap Intrinsic Value (I Class)	Growth of capital.		7
Neuberger Berman AMT Mid-Cap Growth (I Class)	Growth of capital.		7
Neuberger Berman AMT Short Duration Bond (I Class)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.		7
Neuberger Berman AMT Small-Cap Growth (S Class)	Long-term capital appreciation.		7
Neuberger Berman AMT Socially Responsive (I Class)	Long-term growth of capital.		7
Northern Lights Variable Trust
Adaptive Allocation Portfolio	Growth and risk-adjusted total return.		7
BCM Decathalon Aggressive	Income and capital appreciation.		7
BCM Decathalon Conservative	Income and capital appreciation.		7
BCM Decathalon Moderate	Income and capital appreciation.		7
Changing Parameters Portfolio	Total return.		7
JNF Chicago Equity Partners Balanced	Total return.		7
JNF Chicago Equity Partners Equity	Total return.		7
Power Income	Total return from income and capital appreciation.		30
TOPS Aggressive Growth ETF (Class 1 & Class 2)	Capital appreciation.		7
TOPS Balanced ETF (Class 1 & Class 2)	Income and capital appreciation.		7
TOPS Capital Preservation ETF (Class 1 & Class 2)	To preserve capital and provide moderate income and moderate capital appreciation.		7

35

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
TOPS Growth ETF (Class 1 & Class 2)	Capital appreciation.		7
TOPS Moderate Growth ETF (Class 1 & Class 2)	Capital appreciation.		7
TOPS Protected Balanced ETF (Class 1 & Class 2)	Income and capital appreciation.		30
TOPS Protected Growth ETF (Class 1 & Class 2)	Capital appreciation with less volatility than the equity markets as a whole.		30
TOPS Protected Moderate Growth ETF (Class 1 and Class 2)	Capital appreciation.		30
Oppenheimer Variable Account Funds
Oppenheimer Balanced (Service Class)	A high total investment return.		7
Oppenheimer Core Bond (Service Class)	A high level of current income. Capital appreciation is a secondary objective.		7
Oppenheimer Global Securities (Service Class)	Long-term capital.		7
Oppenheimer Global Strategic Income (Service Class)	A high level of current.		7
Oppenheimer International Growth (Service Class)	Long-term capital appreciation.		7
Oppenheimer Main Street® (Service Class)	High total return.		7
Oppenheimer Value (Service Class)	Long-term growth of capital.		7
PIMCO Variable Insurance Trust
PIMCO VIT All Asset (Administrative Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.		7
PIMCO VIT CommodityRealReturn Strategy (Admin. Class)	Maximum real return, consistent with prudent investment management.		7
PIMCO VIT Emerging Markets Bond (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Foreign Bond (Unhedged) (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Foreign Bond (US Dollar Hedged) (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO Global Adv Strategy Bond (Admin Class)	Total return.		7
PIMCO VIT Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Global Multi-Asset (Admin. Class)	Total return which exceeds a blend of 60% MSCI World Index/40% Barclays Capital US Aggregate Index.		7
PIMCO VIT High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Long-Term U.S. Government (Admin.Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Low Duration (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.		7
PIMCO VIT Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.		7

36

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
PIMCO VIT Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.		7
PIMCO VIT Unconstrained Bond (Admin. Class) Class III	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.		7
Pioneer Variable Contracts Trust
Pioneer Bond VCT (Class II)	Current income.		7
Pioneer Cullen Value VCT (Class II)	Capital appreciation. Current income is a secondary objective.		7
Pioneer Emerging Markets VCT (Class II)	Long-term growth of capital.		7
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.		7
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.		7
Pioneer High Yield VCT (Class II)	Maximize total return (income plus capital appreciation).		90
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.		7
Pioneer Strategic Income VCT (Class II)	A high level of current income.		7
ProFunds
Access VP High Yield	Seeks daily investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.	2:00 PM
ProFunds VP Asia 30	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.	3:45 PM
ProFunds VP Banks	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index (the "Index").	3:35 PM
ProFunds VP Basic Materials	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.	3:35 PM
ProFunds VP Bear	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500.	3:45 PM
ProFunds VP Biotechnology	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.	3:35 PM
ProFunds VP Bull (Investor Class)	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500.	3:45 PM
ProFunds VP Consumer Goods	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.	3:35 PM
ProFunds VP Consumer Services	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.	3:35 PM

37

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP Emerging Markets	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.	3:35 PM
ProFunds VP Europe 30	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.	3:45 PM
ProFunds VP Falling US Dollar	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.	3:45 PM
ProFunds VP Financials	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.	3:35 PM
ProFunds VP Health Care	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.	3:35 PM
ProFunds VP Industrials	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.	3:35 PM
ProFunds VP International	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the (MSCI EAFE) Index.	3:35 PM
ProFunds VP Internet	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.	3:35 PM
ProFunds VP Japan	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.	3:45 PM
ProFunds VP Large-Cap Growth	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.	3:45 PM
ProFunds VP Large-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.	3:45 PM
ProFunds VP Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400®.	3:45 PM
ProFunds VP Mid-Cap Growth	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.	3:45 PM
ProFunds VP Mid-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.	3:45 PM
ProFunds VP Money Market	Seeks a high level of current income consistent with liquidity and preservation of capital.	3:45 PM

38

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP Oil and Gas	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil and Gas Index.	3:35 PM
ProFunds VP Pharmaceuticals	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.	3:35 PM
ProFunds VP Precious Metals	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.	3:35 PM
ProFunds VP Real Estate	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.	3:35 PM
ProFunds VP Rising Rates Opportunity	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").	3:45 PM
ProFunds VP Semiconductor	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.	3:35 PM
ProFunds VP Short Emerging Markets	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.	3:35 PM
ProFunds VP Short International	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index.	3:35 PM
ProFunds VP Short Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400.	3:45 PM
ProFunds VP Short NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP Short Small-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.	3:45 PM
ProFunds VP Small Cap	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.	3:45 PM

39

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
ProFunds VP Small-Cap Growth	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.	3:45 PM
ProFunds VP Small-Cap Value	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.	3:45 PM
ProFunds VP Technology	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.	3:35 PM
ProFunds VP Telecommunications	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications Index.	3:35 PM
ProFunds VP U.S. Government Plus	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").	3:45 PM
ProFunds VP UltraBull	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500.	3:45 PM
ProFunds VP UltraMid-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400.	3:45 PM
ProFunds VP UltraNASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP UltraShort NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.	3:45 PM
ProFunds VP UltraSmall-Cap	Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.	3:45 PM
ProFunds VP Utilities	Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.	3:35 PM
Putnam Variable Trust
Putnam VT Absolute Return 500	To earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more), regardless of market conditions.		7
Putnam VT American Government Income (IB Class)	High current income with preservation of capital as its secondary objective.		7
Putnam VT Diversified Income (IB Class)	High level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.		7

40

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Putnam VT Equity Income (IB Class)	Capital growth and current income.		7
Putnam VT Global Asset Allocation (IB Class)	Long-term return consistent with preservation of capital.		7
Putnam VT High Yield (IB Class)	High current income. Capital growth is a secondary goal when consistent with achieving high current income.		90
Putnam VT Income (IB Class)	High current income consistent with what Putnam Management believes to be prudent risk.		7
Putnam VT Investors (IB Class)	Long-term growth of capital and any increased income that results from this growth.		7
Putnam VT Multi-Cap Value (IB Class)	Capital appreciation and, as a secondary objective, current income.		7
Putnam VT Voyager (IB Class)	Capital appreciation.		7
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.		30
Royce Small-Cap (Investment Class)	Long-term growth of capital.		30
Russell Investment Funds
Russell Investment Funds Aggressive Equity	Long term capital growth.		30
Russell Investment Funds Balanced Strategy	Above average capital appreciation and a moderate level of current income.		30
Russell Investment Funds Conservative Strategy	High current income and low long term capital appreciation.		30
Russell Investment Funds Core Bond	Current income and as a secondary objective, capital appreciation.		30
Russell Investment Funds Equity Growth Strategy	High long term capital appreciation.		30
Russell Investment Funds Growth Strategy	High long term capital appreciation with low current income.		30
Russell Investment Funds Moderate Strategy	High current income and moderate long term capital appreciation.		30
Russell Investment Funds Multi-Style Equity	Long term capital growth.		30
Russell Investment Funds Non-U.S	Long term capital growth.		30
Russell Investment Funds Global Real Estate Securities	Current income and long term capital growth.		30
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth (Class II)	Long-term capital growth. Income is a secondary objective.		7
T. Rowe Price Equity Income (Class II)	Substantial dividend income as well as long-term growth of capital.		7
T. Rowe Price Health Sciences (Class II)	Long term capital appreciation.		7
T. Rowe Price Limited-Term Bond (Class II)	High level income consistent with moderate fluctuations of principle value.		7
The Timothy Plan
Timothy Plan Conservative Growth VS	Moderate levels of long-term capital growth.		7
Timothy Plan Strategic Growth VS	Medium to high levels of long-term capital growth.		7
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.		60
Van Eck VIP Trust
Van Eck VIP Emerging Markets (Initial)	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Global Bond (Initial)	High total return-income plus capital appreciation.		30
Van Eck VIP Global Hard Assets (Initial	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Multi-Manager Alternatives (Initial )	Consistent absolute (positive) returns in various market cycles.		30

41

Appendix A: Investment options available within Monument Advisor
Fund Name	Objective	Early Cut Off *	Hold Period **
Vanguard Variable Insurance Fund
Vanguard Balanced	Long-term capital appreciation and reasonable current income.	2:30 PM	60
Vanguard Capital Growth	Long-term capital appreciation.	2:30 PM	60
Vanguard Diversified Value	Long-term capital appreciation and income.	2:30 PM	60
Vanguard Equity Income	An above-average level of current income and reasonable long-term capital appreciation.	2:30 PM	60
Vanguard Equity Index	To track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	2:30 PM	60
Vanguard Growth	Long-term capital appreciation.	2:30 PM	60
Vanguard High Yield Bond	High level of current income.	2:30 PM	60
Vanguard International	Long-term capital appreciation.	2:30 PM	60
Vanguard Mid-Cap Index	Track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	2:30 PM	60
Vanguard REIT Index	Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	2:30 PM	60
Vanguard Short-Term Investment Grade	Current income with limited price volatility.	2:30 PM	60
Vanguard Small Company Growth	Long-term capital appreciation.	2:30 PM	60
Vanguard Total Bond Market Index	Track the performance of a broad, market-weighted bond index.	2:30 PM	60
Vanguard Total Stock Market Index	Track the performance of a benchmark index that measures the investment return of the overall stock market.	2:30 PM	60
Virtus Variable Insurance Trust
Virtus International	High total return consistent with reasonable risk.		7
Virtus Multi-Sector Fixed Income	Long-term total return.		7
Virtus Premium AlphaSector	Long-term capital appreciation.		7
Virtus Real Estate Securities	Capital appreciation and income.		7
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (2)	Long term capital appreciation.		30
Wells Fargo Advantage VT Opportunity (2)	Long-term capital appreciation.		30
Wells Fargo Advantage VT Small Cap Value (2)	Long-term capital appreciation.		30
Wilshire Variable Insurance Trust
Wilshire VIT 2015 ETF	High total return.		7
Wilshire VIT 2025 ETF	High total return.		7
Wilshire VIT 2035 ETF	High total return.		7
Wilshire VIT Balanced	High long-term total return.		7
Wilshire VIT Equity	Long term capital growth.		7
Wilshire VIT Income	Long term total return.		7
Wilshire VIT International Equity	Long term growth of capital.		7
Wilshire VIT Small Cap Growth	Long term capital appreciation.		7
Wilshire VIT Socially Responsible	Long term growth of capital.		7
Wilshire VIT Balanced-Risk Allocation II	Total return.		7

42

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

* *Pursuant to our frequent trading policy outlined on page 12 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

43

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G’s financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 4, 2005 unless otherwise noted.

	2011	2010	2009	2008	2007	2006	2005

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
Beginning AUV	$18.149	$15.917	$10.534	$19.199	$14.378	$12.055	$10.149
Ending AUV	$18.094	$18.149	$15.917	$10.534	$19.199	$14.378	$12.055

Ending number of AUs (000s)	222	109	110	65	300	11	12

Large Cap Growth Portfolio
Beginning AUV	$13.422	$11.838	$8.022	$14.898	$12.420	$11.812	$10.165
Ending AUV	$13.376	$13.422	$11.838	$8.022	$14.898	$12.420	$11.812

Ending number of AUs (000s)	75	71	93	106	110	28	23

Mid Cap Growth Portfolio
Beginning AUV	$12.996	$10.886	$7.176	$17.231	$13.097	$11.891	$10.146
Ending AUV	$11.920	$12.996	$10.886	$7.176	$17.231	$13.097	$11.891

Ending number of AUs (000s)	44	87	95	19	194	17	-

Small Cap Growth Portfolio
Beginning AUV	$17.421	$13.904	$9.556	$17.895	$15.263	$12.718	$10.172
Ending AUV	$16.867	$17.421	$13.904	$9.556	$17.895	$15.263	$12.718

Ending number of AUs (000s)	15	18	22	27	65	48	11

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Global Thematic Growth Portfolio (inception date November 19, 2010)
Beginning AUV	$10.451	$10.011	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.005	$10.451	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8	0	N/A	N/A	N/A	N/A	N/A

Growth and Income Portfolio (inception date May 1, 2006)
Beginning AUV	$9.517	$8.415	$6.965	$11.726	$11.155	$9.958	N/A
Ending AUV	$10.118	$9.517	$8.415	$6.965	$11.726	$11.155	N/A

Ending number of AUs (000s)	80	42	45	35	39	8	N/A

International Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$8.312	$7.381	$5.301	$10.085	N/A	N/A	N/A
Ending AUV	$6.978	$8.312	$7.381	$5.301	N/A	N/A	N/A

Ending number of AUs (000s)	77	64	46	22	N/A	N/A	N/A

44

	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)
International Value Portfolio (inception date May 1, 2008)
Beginning AUV	$6.789	$6.509	$4.845	$10.080	N/A	N/A	N/A
Ending AUV	$5.470	$6.789	$6.509	$4.845	N/A	N/A	N/A

Ending number of AUs (000s)	60	54	34	70	N/A	N/A	N/A

Small Cap Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$11.904	$8.715	$6.168	$10.134	N/A	N/A	N/A
Ending AUV	$12.405	$11.904	$8.715	$6.168	N/A	N/A	N/A

Ending number of AUs (000s)	117	47	4	4	N/A	N/A	N/A

Small-Mid Cap Value Portfolio (inception date May 1, 2006)
Beginning AUV	$12.389	$9.787	$6.860	$10.677	$10.516	$10.000	N/A
Ending AUV	$11.321	$12.389	$9.787	$6.860	$10.677	$10.516	N/A

Ending number of AUs (000s)	265	208	117	97	83	1	N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
Beginning AUV	$12.586	$11.275	$9.763	$12.255	$11.678	$10.653	$10.071
Ending AUV	$13.257	$12.586	$11.275	$9.763	$12.255	$11.678	$10.653

Ending number of AUs (000s)	70	78	101	77	101	39	-

VP Income & Growth Fund
Beginning AUV	$11.117	$9.739	$8.247	$12.607	$12.616	$10.775	$10.115
Ending AUV	$11.463	$11.117	$9.739	$8.247	$12.607	$12.616	$10.775

Ending number of AUs (000s)	67	66	54	82	89	48	11

VP Inflation Protection Fund
Beginning AUV	$12.777	$12.157	$11.028	$11.207	$10.234	$10.076	$10.011
Ending AUV	$14.278	$12.777	$12.157	$11.028	$11.207	$10.234	$10.076

Ending number of AUs (000s)	409	334	246	123	106	8	7

VP International Fund
Beginning AUV	$14.387	$12.699	$9.494	$17.206	$14.574	$11.657	$10.142
Ending AUV	$12.655	$14.387	$12.699	$9.494	$17.206	$14.574	$11.657

Ending number of AUs (000s)	88	64	50	84	156	47	-

VP Large Company Value Fund (inception date May 1, 2007)
Beginning AUV	$7.901	$7.120	$5.931	$9.457	$10.037	N/A	N/A
Ending AUV	$7.990	$7.901	$7.120	$5.931	$9.457	N/A	N/A

Ending number of AUs (000s)	47	13	17	11	3	N/A	N/A

VP Mid Cap Value Fund (inception date November 20, 2009)
Beginning AUV	$12.524	$10.502	$9.991	N/A	N/A	N/A	N/A
Ending AUV	$12.437	$12.524	$10.502	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	125	47	-	N/A	N/A	N/A	N/A

45

	2011	2010	2009	2008	2007	2006	2005
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Ultra Fund (inception date May 1, 2007)
Beginning AUV	$10.632	$9.159	$6.811	$11.638	$10.019	N/A	N/A
Ending AUV	$10.745	$10.632	$9.159	$6.811	$11.638	N/A	N/A

Ending number of AUs (000s)	116	14	2	80	117	N/A	N/A

VP Value Fund
Beginning AUV	$12.090	$10.659	$8.893	$12.144	$12.802	$10.789	$10.145
Ending AUV	$12.212	$12.090	$10.659	$8.893	$12.144	$12.802	$10.789

Ending number of AUs (000s)	195	181	149	107	101	96	15

VP Vista Fund (inception date May 1, 2007)
Beginning AUV	$9.727	$7.852	$6.411	$12.479	$9.972	N/A	N/A
Ending AUV	$8.959	$9.727	$7.852	$6.411	$12.479	N/A	N/A

Ending number of AUs (000s)	20	96	4	10	33	N/A	N/A

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Capital Appreciation V.I. Fund (inception date November 18, 2011)
Beginning AUV	$9.949	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.052	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Equity Dividend V.I. Fund (inception date November 18, 2011)
Beginning AUV	$10.013	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.456	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	43	N/A	N/A	N/A	N/A	N/A	N/A

Global Allocation V.I. Fund (inception date November 18, 2011)
Beginning AUV	$9.986	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.994	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	21	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Core V.I. Fund (inception date November 18, 2011)
Beginning AUV	$9.991	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.338	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Growth V.I. Fund (inception date November 18, 2011)
Beginning AUV	$9.972	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.288	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Large Cap Value V.I. Fund (inception date November 18, 2011)
Beginning AUV	$10.033	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.459	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

46

	2011	2010	2009	2008	2007	2006	2005
BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
Total Return V.I. Fund (inception date November 18, 2011)
Beginning AUV	$9.983	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$10.009	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.174	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	125	N/A	N/A	N/A	N/A	N/A	N/A

Select Smaller-Cap Value Portfolio (inception March 14, 2011)
Beginning AUV	$9.916	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.814	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	N/A	N/A	N/A	N/A	N/A	N/A

Seligman Global Technology Portfolio II
Beginning AUV	$18.174	$15.792	$9.740	$16.338	$14.172	$12.041	$10.134
Ending AUV	$17.073	$18.174	$15.792	$9.740	$16.338	$14.172	$12.041

Ending number of AUs (000s)	52	40	40	8	18	6	-

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$10.528	$9.025	$7.554	$11.396	$9.713	$10.138	N/A
Ending AUV	$9.196	$10.528	$9.025	$7.554	$11.396	$9.713	N/A

Ending number of AUs (000s)	77	45	45	30	23	2	N/A

DFA INVESTMENT DIMENSIONS GROUP, INC:
VA Global Bond Portfolio (inception date May 1, 2010)
Beginning AUV	$9.903	$9.983	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.349	$9.903	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	827	261	N/A	N/A	N/A	N/A	N/A

VA International Small Portfolio (inception date May 1, 2010)
Beginning AUV	$12.617	$10.132	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.747	$12.617	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	255	86	N/A	N/A	N/A	N/A	N/A

VA International Value Portfolio (inception date May 1, 2010)
Beginning AUV	$11.959	$10.181	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.932	$11.959	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	376	64	N/A	N/A	N/A	N/A	N/A

47

	2011	2010	2009	2008	2007	2006	2005
DFA INVESTMENT DIMENSIONS GROUP, INC: (continued)
VA Short-Term Fixed Portfolio (inception date May 1, 2010)
Beginning AUV	$10.013	$9.990	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.056	$10.013	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	419	58	N/A	N/A	N/A	N/A	N/A

VA U.S. Large Value Portfolio (inception date May 1, 2010)
Beginning AUV	$12.484	$10.203	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.057	$12.484	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	356	88	N/A	N/A	N/A	N/A	N/A

VA U.S. Targeted Value Portfolio (inception date August 27, 2010)
Beginning AUV	$13.036	$10.256	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.443	$13.036	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	272	39	N/A	N/A	N/A	N/A	N/A

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
Beginning AUV	$11.230	$10.798	$9.833	$10.923	$11.120	$10.470	$10.072
Ending AUV	$11.785	$11.230	$10.798	$9.833	$10.923	$11.120	$10.470

Ending number of AUs (000s)	390	14	297	1,119	284	96	9

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
Beginning AUV	$14.183	$11.272	$9.015	$13.049	$13.135	$11.481	$10.172
Ending AUV	$14.263	$14.183	$11.272	$9.015	$13.049	$13.135	$11.481

Ending number of AUs (000s)	126	98	104	134	158	66	7

The Dreyfus Socially Responsible Growth Fund, Inc.
Beginning AUV	$12.962	$11.289	$8.440	$12.871	$11.941	$10.935	$10.101
Ending AUV	$13.078	$12.962	$11.289	$8.440	$12.871	$11.941	$10.935

Ending number of AUs (000s)	21	3	10	8	3	-	-

Dreyfus Stock Index Fund
Beginning AUV	$12.052	$10.495	$8.307	$13.216	$12.556	$10.871	$10.125
Ending AUV	$12.279	$12.052	$10.495	$8.307	$13.216	$12.556	$10.871

Ending number of AUs (000s)	600	782	604	635	779	301	12

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	$12.525	$11.991	$9.155	$14.606	$14.024	$11.439	$10.118
Ending AUV	$10.210	$12.525	$11.991	$9.155	$14.606	$14.024	$11.439

Ending number of AUs (000s)	239	288	253	283	384	157	19

48

	2011	2010	2009	2008	2007	2006	2005
EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception date May 1, 2010)
Beginning AUV	$10.407	$10.001	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.673	$10.407	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	749	281	N/A	N/A	N/A	N/A	N/A

Large-Cap Value Fund (inception date May 1, 2010)
Beginning AUV	$10.849	$10.129	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.201	$10.849	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	22	26	N/A	N/A	N/A	N/A	N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV	$15.727	$13.708	$8.968	$12.118	$11.716	$10.574	$10.014
Ending AUV	$16.539	$15.727	$13.708	$8.968	$12.118	$11.716	$10.574

Ending number of AUs (000s)	122	174	600	155	120	96	12

Kaufmann Fund II (inception date November 1, 2006)
Beginning AUV	$11.230	$9.537	$7.387	$12.717	$10.542	$9.935	N/A
Ending AUV	$9.715	$11.230	$9.537	$7.387	$12.717	$10.542	N/A

Ending number of AUs (000s)	44	49	68	97	37	-	N/A

Managed Volatility Fund II
Beginning AUV	$14.817	$13.219	$10.305	$12.943	$12.441	$10.758	$10.072
Ending AUV	$15.524	$14.817	$13.219	$10.305	$12.943	$12.441	$10.758

Ending number of AUs (000s)	63	34	38	30	59	43	-

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception date November 19, 2010)
Beginning AUV	$10.529	$10.027	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.126	$10.529	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	4	N/A	N/A	N/A	N/A	N/A

Contrafund Portfolio (inception date November 19, 2010)
Beginning AUV	$10.643	$10.040	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.346	$10.643	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	183	37	N/A	N/A	N/A	N/A	N/A

Disciplined Small Cap Portfolio (inception date November 19, 2010)
Beginning AUV	$10.862	$10.029	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.690	$10.862	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	25	8	N/A	N/A	N/A	N/A	N/A

Dynamic Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV	$10.375	$10.075	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.087	$10.375	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

49

	2011	2010	2009	2008	2007	2006	2005
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Equity-Income Portfolio (inception date November 19, 2010)
Beginning AUV	$10.655	$10.017	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.725	$10.655	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	25	-	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception date November 19, 2010)
Beginning AUV	$10.650	$10.040	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.646	$10.650	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	41	26	N/A	N/A	N/A	N/A	N/A

Growth & Income Portfolio (inception date November 19, 2010)
Beginning AUV	$10.594	$10.034	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.738	$10.594	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	-	N/A	N/A	N/A	N/A	N/A

Growth Opportunities Portfolio (inception date November 19, 2010)
Beginning AUV	$10.698	$10.114	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.909	$10.698	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	-	N/A	N/A	N/A	N/A	N/A

High Income Portfolio (inception date November 19, 2010)
Beginning AUV	$10.065	$9.983	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.439	$10.065	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	441	295	N/A	N/A	N/A	N/A	N/A

International Capital Appreciation Portfolio (inception date November 19, 2010)
Beginning AUV	$10.285	$10.021	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.975	$10.285	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	6	N/A	N/A	N/A	N/A	N/A

Investment Grade Bond Portfolio (inception date November 19, 2010)
Beginning AUV	$9.951	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.651	$9.951	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	312	-	N/A	N/A	N/A	N/A	N/A

Mid Cap Portfolio (inception date November 19, 2010)
Beginning AUV	$10.337	$10.019	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.215	$10.337	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	57	28	N/A	N/A	N/A	N/A	N/A

Overseas Portfolio (inception date November 19, 2010)
Beginning AUV	$10.215	$10.024	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.444	$10.215	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	41	10	N/A	N/A	N/A	N/A	N/A

50

	2011	2010	2009	2008	2007	2006	2005
FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
Real Estate Portfolio (inception date November 19, 2010)
Beginning AUV	$10.625	$10.053	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.452	$10.625	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	187	26	N/A	N/A	N/A	N/A	N/A

Strategic Income Portfolio (inception date November 19, 2010)
Beginning AUV	$9.982	$9.992	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.427	$9.982	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	648	18	N/A	N/A	N/A	N/A	N/A

Value Leaders Portfolio (inception date November 19, 2010)
Beginning AUV	$10.690	$10.041	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.813	$10.690	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

Value Portfolio (inception date November 19, 2010)
Beginning AUV	$10.650	$10.029	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.365	$10.650	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	-	N/A	N/A	N/A	N/A	N/A

Value Strategies Portfolio (inception date November 19, 2010)
Beginning AUV	$10.787	$10.033	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.812	$10.787	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	-	N/A	N/A	N/A	N/A	N/A

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$9.706	$8.425	$6.619	$10.114	N/A	N/A	N/A
Ending AUV	$9.217	$9.706	$8.425	$6.619	N/A	N/A	N/A

Ending number of AUs (000s)	1	3	3	-	N/A	N/A	N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$10.285	$9.214	$7.709	$10.080	N/A	N/A	N/A
Ending AUV	$10.194	$10.285	$9.214	$7.709	N/A	N/A	N/A

Ending number of AUs (000s)	247	242	89	59	N/A	N/A	N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$10.751	$10.106	$9.334	$10.019	N/A	N/A	N/A
Ending AUV	$11.089	$10.751	$10.106	$9.334	N/A	N/A	N/A

Ending number of AUs (000s)	148	156	144	28	N/A	N/A	N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$9.973	$8.759	$7.027	$10.102	N/A	N/A	N/A
Ending AUV	$9.606	$9.973	$8.759	$7.027	N/A	N/A	N/A

Ending number of AUs (000s)	161	75	37	1	N/A	N/A	N/A

51

	2011	2010	2009	2008	2007	2006	2005
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST: (continued)
Ibbotson Income and Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
Beginning AUV	$10.527	$9.669	$8.534	$10.048	N/A	N/A	N/A
Ending AUV	$10.641	$10.527	$9.669	$8.534	N/A	N/A	N/A

Ending number of AUs (000s)	61	61	26	5	N/A	N/A	N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception date November 14, 2008)
Beginning AUV	$14.997	$12.585	$10.465	$9.782	N/A	N/A	N/A
Ending AUV	$14.053	$14.997	$12.585	$10.465	N/A	N/A	N/A

Ending number of AUs (000s)	526	385	238	27	N/A	N/A	N/A

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate Securities II Fund (inception date November 14, 2008)
Beginning AUV	$14.365	$11.875	$9.972	$9.352	N/A	N/A	N/A
Ending AUV	$13.553	$14.365	$11.875	$9.972	N/A	N/A	N/A

Ending number of AUs (000s)	86	55	48	-	N/A	N/A	N/A

High Income Securities II Fund (inception date November 14, 2008)
Beginning AUV	$16.091	$14.208	$9.957	$9.892	N/A	N/A	N/A
Ending AUV	$16.825	$16.091	$14.208	$9.957	N/A	N/A	N/A

Ending number of AUs (000s)	79	90	726	24	N/A	N/A	N/A

Income Securities II Fund (inception date November 14, 2008)
Beginning AUV	$15.386	$13.656	$10.071	$9.831	N/A	N/A	N/A
Ending AUV	$15.753	$15.386	$13.656	$10.071	N/A	N/A	N/A

Ending number of AUs (000s)	323	454	628	-	N/A	N/A	N/A

Mutual Shares Securities II Fund (inception date November 14, 2008)
Beginning AUV	$13.851	$12.457	$9.883	$9.690	N/A	N/A	N/A
Ending AUV	$13.707	$13.851	$12.457	$9.883	N/A	N/A	N/A

Ending number of AUs (000s)	161	117	71	-	N/A	N/A	N/A

Strategic Income Securities II Fund (inception date November 14, 2008)
Beginning AUV	$14.361	$12.948	$10.296	$10.000	N/A	N/A	N/A
Ending AUV	$14.731	$14.361	$12.948	$10.296	N/A	N/A	N/A

Ending number of AUs (000s)	189	216	135	4	N/A	N/A	N/A

Templeton Global Bond Securities II Fund (inception date November 14, 2008)
Beginning AUV	$14.590	$12.748	$10.741	$10.063	N/A	N/A	N/A
Ending AUV	$14.463	$14.590	$12.748	$10.741	N/A	N/A	N/A

Ending number of AUs (000s)	902	544	250	18	N/A	N/A	N/A

U.S. Government II Fund (inception date November 14, 2008)
Beginning AUV	$11.289	$10.722	$10.400	$10.008	N/A	N/A	N/A
Ending AUV	$11.930	$11.289	$10.722	$10.400	N/A	N/A	N/A

Ending number of AUs (000s)	495	152	122	7	N/A	N/A	N/A

52

	2011	2010	2009	2008	2007	2006	2005
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date April 28, 2006)
Beginning AUV	$11.640	$10.625	$8.281	$11.854	$10.964	$10.044	N/A
Ending AUV	$11.632	$11.640	$10.625	$8.281	$11.854	$10.964	N/A

Ending number of AUs (000s)	69	39	112	146	10	7	N/A

Diversified Dividend Fund (inception April 29, 2011)
Beginning AUV	$9.993	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.225	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	52	N/A	N/A	N/A	N/A	N/A	N/A

Global Health Care Fund
Beginning AUV	$12.735	$12.094	$9.473	$13.271	$11.864	$11.274	$10.127
Ending AUV	$13.237	$12.735	$12.094	$9.473	$13.271	$11.864	$11.274

Ending number of AUs (000s)	26	22	14	4	11	3	1

Global Real Estate Fund
Beginning AUV	$13.504	$11.491	$8.736	$15.784	$16.709	$11.717	$10.091
Ending AUV	$12.625	$13.504	$11.491	$8.736	$15.784	$16.709	$11.717

Ending number of AUs (000s)	158	159	281	222	169	76	4

Government Securities Fund (inception date November 9, 2007)
Beginning AUV	$11.987	$11.373	$11.374	$10.127	$10.008	N/A	N/A
Ending AUV	$12.935	$11.987	$11.373	$11.374	$10.127	N/A	N/A

Ending number of AUs (000s)	208	47	77	189	-	N/A	N/A

High Yield Fund
Beginning AUV	$15.106	$13.301	$8.706	$11.716	$11.572	$10.450	$10.032
Ending AUV	$15.251	$15.106	$13.301	$8.706	$11.716	$11.572	$10.450

Ending number of AUs (000s)	1,441	403	662	608	63	223	316

International Growth Fund (inception date November 9, 2007)
Beginning AUV	$8.799	$7.796	$5.764	$9.668	$9.814	N/A	N/A
Ending AUV	$8.205	$8.799	$7.796	$5.764	$9.668	N/A	N/A

Ending number of AUs (000s)	309	237	104	152	1	N/A	N/A

Mid Cap Core Equity Fund
Beginning AUV	$14.032	$12.333	$9.497	$13.316	$12.185	$10.979	$10.102
Ending AUV	$13.119	$14.032	$12.333	$9.497	$13.316	$12.185	$10.979

Ending number of AUs (000s)	45	43	50	49	35	5	-

Technology Fund
Beginning AUV	$14.625	$12.057	$7.660	$13.803	$12.815	$11.600	$10.155
Ending AUV	$13.886	$14.625	$12.057	$7.660	$13.803	$12.815	$11.600

Ending number of AUs (000s)	7	8	29	1	2	22	20

53

	2011	2010	2009	2008	2007	2006	2005
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Van Kampen Comstock Fund (inception date November 19, 2010)
Beginning AUV	$10.512	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.318	$10.512	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	16	-	N/A	N/A	N/A	N/A	N/A

Van Kampen Equity and Income Fund (inception date November 19, 2010)
Beginning AUV	$10.423	$10.015	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.291	$10.423	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	3	N/A	N/A	N/A	N/A	N/A

Van Kampen Growth and Income Fund (inception date November 19, 2010)
Beginning AUV	$10.575	$10.017	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.362	$10.575	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	38	-	N/A	N/A	N/A	N/A	N/A

Van Kampen V.I. Value Opportunities Fund
Beginning AUV	$9.605	$8.981	$6.079	$12.639	$12.469	$11.040	$10.160
Ending AUV	$9.279	$9.605	$8.981	$6.079	$12.639	$12.469	$11.040

Ending number of AUs (000s)	1	0	65	44	15	9	11

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception date November 20, 2009)
Beginning AUV	$10.822	$9.958	$9.981	N/A	N/A	N/A	N/A
Ending AUV	$10.042	$10.822	$9.958	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	651	465	94	N/A	N/A	N/A	N/A

Balanced Portfolio (inception date November 20, 2009)
Beginning AUV	$11.753	$10.036	$9.981	N/A	N/A	N/A	N/A
Ending AUV	$12.143	$11.753	$10.036	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	22	-	N/A	N/A	N/A	N/A

Bond Portfolio (inception date November 20, 2009)
Beginning AUV	$10.508	$9.910	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$11.276	$10.508	$9.910	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	52	-	N/A	N/A	N/A	N/A

Dividend Opportunities Portfolio (inception date November 20, 2009)
Beginning AUV	$11.763	$10.108	$9.943	N/A	N/A	N/A	N/A
Ending AUV	$11.211	$11.763	$10.108	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	65	17	-	N/A	N/A	N/A	N/A

Energy Portfolio (inception date November 20, 2009)
Beginning AUV	$12.677	$10.395	$9.883	N/A	N/A	N/A	N/A
Ending AUV	$11.526	$12.677	$10.395	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	42	27	11	N/A	N/A	N/A	N/A

54

	2011	2010	2009	2008	2007	2006	2005
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Global Bond Portfolio (inception date November 19, 2010)
Beginning AUV	$9.996	$9.999	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.004	$9.996	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	-	N/A	N/A	N/A	N/A	N/A

Global Natural Resources Portfolio (inception date November 19, 2010)
Beginning AUV	$11.076	$10.123	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.700	$11.076	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	39	5	N/A	N/A	N/A	N/A	N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV	$11.564	$10.272	$9.955	N/A	N/A	N/A	N/A
Ending AUV	$11.810	$11.564	$10.272	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8	5	-	N/A	N/A	N/A	N/A

High Income Portfolio (inception date November 20, 2009)
Beginning AUV	$11.793	$10.268	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$12.413	$11.793	$10.268	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	121	35	11	N/A	N/A	N/A	N/A

Mid Cap Growth Portfolio (inception date November 20, 2009)
Beginning AUV	$13.790	$10.482	$9.944	N/A	N/A	N/A	N/A
Ending AUV	$13.713	$13.790	$10.482	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	114	69	2	N/A	N/A	N/A	N/A

Science and Technology Portfolio (inception date November 20, 2009)
Beginning AUV	$12.056	$10.693	$9.967	N/A	N/A	N/A	N/A
Ending AUV	$11.361	$12.056	$10.693	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	25	2	N/A	N/A	N/A	N/A

Value Portfolio (inception date November 20, 2009)
Beginning AUV	$12.000	$10.109	$9.959	N/A	N/A	N/A	N/A
Ending AUV	$11.122	$12.000	$10.109	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	47	50	-	N/A	N/A	N/A	N/A

JANUS ASPEN SERIES- Institutional :
Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$12.045	$11.113	$8.828	$10.489	$9.993	N/A	N/A
Ending AUV	$12.243	$12.045	$11.113	$8.828	$10.489	N/A	N/A

Ending number of AUs (000s)	533	534	276	261	66	N/A	N/A

Enterprise Portfolio (inception date May 1, 2006)
Beginning AUV	$13.199	$10.488	$7.242	$12.867	$10.544	$9.930	N/A
Ending AUV	$13.011	$13.199	$10.488	$7.242	$12.867	$10.544	N/A

Ending number of AUs (000s)	190	176	200	261	117	38	N/A

55

	2011	2010	2009	2008	2007	2006	2005
JANUS ASPEN SERIES- Institutional : (continued)
Forty Portfolio (inception date May 1, 2007)
Beginning AUV	$11.163	$10.458	$7.146	$12.795	$10.000	N/A	N/A
Ending AUV	$10.416	$11.163	$10.458	$7.146	$12.795	N/A	N/A

Ending number of AUs (000s)	129	168	141	95	29	N/A	N/A

Janus Portfolio (inception date May 1, 2006)
Beginning AUV	$11.363	$9.923	$7.277	$12.072	$10.489	$9.959	N/A
Ending AUV	$10.761	$11.363	$9.923	$7.277	$12.072	$10.489	N/A

Ending number of AUs (000s)	87	88	113	101	82	60	N/A

Overseas Portfolio (inception date May 1, 2006)
Beginning AUV	$16.157	$12.894	$7.181	$14.995	$11.686	$10.034	N/A
Ending AUV	$10.959	$16.157	$12.894	$7.181	$14.995	$11.686	N/A

Ending number of AUs (000s)	525	584	626	635	606	283	N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
Beginning AUV	$11.167	$9.655	$7.222	$9.998	$10.006	N/A	N/A
Ending AUV	$10.872	$11.167	$9.655	$7.222	$9.998	N/A	N/A

Ending number of AUs (000s)	509	439	369	263	60	N/A	N/A

Worldwide Portfolio (inception date May 1, 2006)
Beginning AUV	$10.823	$9.343	$6.785	$12.261	$11.184	$9.970	N/A
Ending AUV	$9.336	$10.823	$9.343	$6.785	$12.261	$11.184	N/A

Ending number of AUs (000s)	43	23	97	54	150	85	N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
Beginning AUV	$25.762	$20.997	$12.362	$24.108	$18.085	$13.917	$10.227
Ending AUV	$21.125	$25.762	$20.997	$12.362	$24.108	$18.085	$13.917

Ending number of AUs (000s)	415	397	364	201	173	247	25

International Equity Portfolio
Beginning AUV	$12.689	$11.890	$9.790	$15.543	$14.030	$11.450	$10.148
Ending AUV	$11.767	$12.689	$11.890	$9.790	$15.543	$14.030	$11.450

Ending number of AUs (000s)	73	96	152	137	143	141	4

US Small-Mid Cap Equity Portfolio
Beginning AUV	$14.497	$11.718	$7.675	$12.081	$13.018	$11.216	$10.147
Ending AUV	$13.182	$14.497	$11.718	$7.675	$12.081	$13.018	$11.216

Ending number of AUs (000s)	35	59	70	4	8	67	-

US Strategic Equity Portfolio
Beginning AUV	$11.529	$10.217	$8.055	$12.446	$12.566	$10.696	$10.116
Ending AUV	$11.754	$11.529	$10.217	$8.055	$12.446	$12.566	$10.696

Ending number of AUs (000s)	10	10	5	3	23	18	1

56

	2011	2010	2009	2008	2007	2006	2005
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$9.673	$7.738	$5.750	$9.649	$9.900	N/A	N/A
Ending AUV	$9.912	$9.673	$7.738	$5.750	$9.649	N/A	N/A

Ending number of AUs (000s)	98	88	108	201	29	N/A	N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV	$9.063	$8.073	$6.568	$10.108	$9.953	N/A	N/A
Ending AUV	$9.778	$9.063	$8.073	$6.568	$10.108	N/A	N/A

Ending number of AUs (000s)	52	33	32	27	47	N/A	N/A

ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV	$9.173	$7.867	$6.081	$9.588	$9.904	N/A	N/A
Ending AUV	$8.605	$9.173	$7.867	$6.081	$9.588	N/A	N/A

Ending number of AUs (000s)	52	20	10	30	18	N/A	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	$9.823	$8.943	$6.281	$10.016	$9.897	N/A	N/A
Ending AUV	$9.759	$9.823	$8.943	$6.281	$10.016	N/A	N/A

Ending number of AUs (000s)	10	22	42	41	26	N/A	N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
Beginning AUV	$14.533	$12.646	$8.130	$11.752	$11.760	$ 10.629	$ 10.041
Ending AUV	$14.782	$14.533	$12.646	$8.130	$11.752	$ 11.760	$ 10.629

Ending number of AUs (000s)	65	91	1,770	49	29	23	48

Western Asset Strategic Bond Portfolio
Beginning AUV	$12.394	$11.084	$9.099	$10.966	$10.752	$ 10.237	$ 10.018
Ending AUV	$13.246	$12.394	$11.084	$9.099	$10.966	$ 10.752	$ 10.237

Ending number of AUs (000s)	86	76	38	64	108	81	7

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception date November 9, 2007)
Beginning AUV	$12.403	$11.043	$8.222	$9.970	$9.976	N/A	N/A
Ending AUV	$12.946	$12.403	$11.043	$8.222	$9.970	N/A	N/A

Ending number of AUs (000s)	581	206	79	13	0	N/A	N/A

Capital Structure Portfolio
Beginning AUV	$13.233	$11.530	$9.343	$12.658	$12.270	$10.712	$10.097
Ending AUV	$13.259	$13.233	$11.530	$9.343	$12.658	$12.270	$10.712

Ending number of AUs (000s)	26	28	22	26	24	5	-

Classic Stock Portfolio (inception date November 9, 2007)
Beginning AUV	$9.913	$8.687	$6.921	$10.072	$9.835	N/A	N/A
Ending AUV	$9.105	$9.913	$8.687	$6.921	$10.072	N/A	N/A

Ending number of AUs (000s)	34	20	10	7	0	N/A	N/A

57

	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND, INC. : (continued)
Growth and Income Portfolio
Beginning AUV	$11.599	$9.879	$8.308	$13.068	$12.633	$10.773	$10.115
Ending AUV	$10.893	$11.599	$9.879	$8.308	$13.068	$12.633	$10.773

Ending number of AUs (000s)	113	95	100	104	121	42	1

International Opportunities Portfolio (inception date November 9, 2007)
Beginning AUV	$8.165	$6.736	$4.555	$9.398	$9.766	N/A	N/A
Ending AUV	$6.882	$8.165	$6.736	$4.555	$9.398	N/A	N/A

Ending number of AUs (000s)	29	54	165	17	6	N/A	N/A

MERGER FUND VL
Merger Fund VL (inception date May 3, 2010)
Beginning AUV	$10.346	$9.982	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.436	$10.346	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	403	420	N/A	N/A	N/A	N/A	N/A

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
Beginning AUV	$12.340	$11.608	$10.975	$10.478	$10.000	N/A	N/A
Ending AUV	$13.273	$12.340	$11.608	$10.975	$10.478	N/A	N/A

Ending number of AUs (000s)	210	140	142	149	69	N/A	N/A

International Index Fund (inception date May 1, 2007)
Beginning AUV	$8.113	$7.507	$5.816	$10.181	$10.009	N/A	N/A
Ending AUV	$7.104	$8.113	$7.507	$5.816	$10.181	N/A	N/A

Ending number of AUs (000s)	268	277	276	355	147	N/A	N/A

Mid Cap Index Fund (inception date May 1, 2007)
Beginning AUV	$10.893	$8.619	$6.293	$9.891	$10.030	N/A	N/A
Ending AUV	$10.632	$10.893	$8.619	$6.293	$9.891	N/A	N/A

Ending number of AUs (000s)	119	140	152	150	21	N/A	N/A

S&P 500 Index Fund ( inception date May 1, 2007)
Beginning AUV	$9.133	$7.942	$6.294	$10.014	$10.029	N/A	N/A
Ending AUV	$9.302	$9.133	$7.942	$6.294	$10.014	N/A	N/A

Ending number of AUs (000s)	338	244	232	522	317	N/A	N/A

Small Cap Index Fund (inception date May 1, 2007)
Beginning AUV	$10.037	$7.925	$6.242	$9.460	$10.020	N/A	N/A
Ending AUV	$9.620	$10.037	$7.925	$6.242	$9.460	N/A	N/A

Ending number of AUs (000s)	130	120	108	122	22	N/A	N/A

58

	2011	2010	2009	2008	2007	2006	2005
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	$12.707	$10.986	$7.039	$14.785	$13.523	$12.048	$10.139
Ending AUV	$11.264	$12.707	$10.986	$7.039	$14.785	$13.523	$12.048

Ending number of AUs (000s)	156	142	188	199	204	118	17

Mid-Cap Growth Portfolio
Beginning AUV	$16.439	$12.734	$9.676	$17.086	$13.945	$12.158	$10.126
Ending AUV	$16.517	$16.439	$12.734	$9.676	$17.086	$13.945	$12.158

Ending number of AUs (000s)	163	53	40	54	51	15	1

Mid Cap Intrinsic Value Portfolio
Beginning AUV	$13.442	$10.653	$7.268	$13.415	$12.986	$11.682	$10.162
Ending AUV	$12.568	$13.442	$10.653	$7.268	$13.415	$12.986	$11.682

Ending number of AUs (000s)	21	42	55	40	41	31	11

Short Duration Bond Portfolio
Beginning AUV	$11.413	$10.840	$9.565	$11.049	$10.546	$10.121	$10.008
Ending AUV	$11.446	$11.413	$10.840	$9.565	$11.049	$10.546	$10.121

Ending number of AUs (000s)	106	40	56	125	189	161	7

Small-Cap Growth Portfolio
Beginning AUV	$10.560	$8.829	$7.192	$11.883	$11.822	$11.232	$10.118
Ending AUV	$10.448	$10.560	$8.829	$7.192	$11.883	$11.822	$11.232

Ending number of AUs (000s)	52	66	37	69	17	15	3

Socially Responsive Portfolio
Beginning AUV	$13.438	$10.938	$8.322	$13.743	$12.771	$11.232	$10.143
Ending AUV	$13.024	$13.438	$10.938	$8.322	$13.743	$12.771	$11.232

Ending number of AUs (000s)	67	58	19	14	17	7	4

NORTHERN LIGHTS VARIABLE TRUST:
Adaptive Allocation Portfolio (inception date November 19, 2010)
Beginning AUV	$10.833	$10.048	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.436	$10.833	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	57	6	N/A	N/A	N/A	N/A	N/A

Avant Gold Bullion Strategy VP Portfolio (inception date May 6, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.090	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	159	N/A	N/A	N/A	N/A	N/A	N/A

Changing Parameters Portfolio (inception date July 2, 2007)
Beginning AUV	$8.981	$9.242	$9.849	$10.110	$10.000	N/A	N/A
Ending AUV	$8.916	$8.981	$9.242	$9.849	$10.110	N/A	N/A

Ending number of AUs (000s)	1,545	1,551	880	908	804	N/A	N/A

59

	2011	2010	2009	2008	2007	2006	2005
NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	$10.335	$9.249	$7.591	$9.880	$10.028	N/A	N/A
Ending AUV	$10.956	$10.335	$9.249	$7.591	$9.880	N/A	N/A

Ending number of AUs (000s)	15	8	39	16	27	N/A	N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV	$8.831	$7.012	$5.193	$9.047	$10.013	N/A	N/A
Ending AUV	$8.925	$8.831	$7.012	$5.193	$9.047	N/A	N/A

Ending number of AUs (000s)	39	52	40	44	180	N/A	N/A

TOPS Aggressive Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$9.970	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.567	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Aggressive Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$9.970	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.557	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Balanced ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$9.990	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.485	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Balanced ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.475	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Capital Preservation ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.841	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Capital Preservation ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.831	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$9.970	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.526	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11	N/A	N/A	N/A	N/A	N/A	N/A

60

	2011	2010	2009	2008	2007	2006	2005
NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$9.970	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.466	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Moderate Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.069	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	51	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Moderate Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.059	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Protected Balanced ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.092	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	68	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Protected Balanced ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.082	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Protected Growth ETF- Class 1 (inception May 2, 2011)
Beginning AUV	$9.990	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.346	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	989	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Protected Growth ETF- Class 2 (inception May 2, 2011)
Beginning AUV	$9.990	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.336	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Protected Moderate Growth ETF- Class 1 (inception November 18, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.051	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A	N/A

TOPS Protected Moderate Growth ETF- Class 2 (inception November 18, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.051	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	72	N/A	N/A	N/A	N/A	N/A	N/A

61

	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011)
Balanced Fund
Beginning AUV	$9.991	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.081	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Core Bond Fund
Beginning AUV	$9.987	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.104	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

Global Securities Fund
Beginning AUV	$9.993	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.059	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

Global Strategic Income Fund
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.037	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

International Growth Fund
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.114	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Main Street® Fund
Beginning AUV	$10.020	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.464	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Value Fund
Beginning AUV	$10.011	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.287	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	$13.137	$11.616	$9.555	$11.354	$10.481	$9.974	N/A
Ending AUV	$13.394	$13.137	$11.616	$9.555	$11.354	$10.481	N/A

Ending number of AUs (000s)	897	756	484	293	182	25	N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	$11.727	$9.418	$6.654	$11.838	$9.606	$10.106	N/A
Ending AUV	$10.841	$11.727	$9.418	$6.654	$11.838	$9.606	N/A

Ending number of AUs (000s)	625	678	315	280	255	123	N/A

62

	2011	2010	2009	2008	2007	2006	2005
PIMCO VARIABLE INSURANCE TRUST: (continued)
Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	$14.333	$12.780	$9.792	$11.463	$10.834	$9.979	N/A
Ending AUV	$15.238	$14.333	$12.780	$9.792	$11.463	$10.834	N/A

Ending number of AUs (000s)	690	420	307	323	122	214	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	$13.103	$12.078	$10.448	$10.705	$10.330	$10.011	N/A
Ending AUV	$13.989	$13.103	$12.078	$10.448	$10.705	$10.330	N/A

Ending number of AUs (000s)	699	238	145	180	184	23	N/A

Foreign Bond Unhedged Portfolio (inception date November 14, 2008)
Beginning AUV	$12.434	$11.358	$10.912	$9.959	N/A	N/A	N/A
Ending AUV	$13.494	$12.434	$11.358	$10.912	N/A	N/A	N/A

Ending number of AUs (000s)	184	106	81	181	N/A	N/A	N/A

Global Advantage Strategy Bond Portfolio (inception November 18, 2011)
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.971	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	$14.556	$13.038	$11.159	$11.255	$10.257	$10.001	N/A
Ending AUV	$15.657	$14.556	$13.038	$11.159	$11.255	$10.257	N/A

Ending number of AUs (000s)	254	151	146	338	104	27	N/A

Global Multi-Asset Portfolio (inception date November 18, 2010)
Beginning AUV	$10.210	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.033	$10.210	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	131	15	N/A	N/A	N/A	N/A	N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	$13.510	$11.803	$8.415	$11.001	$10.629	$9.990	N/A
Ending AUV	$13.961	$13.510	$11.803	$8.415	$11.001	$10.629	N/A

Ending number of AUs (000s)	3,227	2,462	3,319	437	103	450	N/A

Long Term US Government Portfolio (inception date November 1, 2006)
Beginning AUV	$13.657	$12.237	$12.798	$10.911	$9.941	$10.048	N/A
Ending AUV	$17.458	$13.657	$12.237	$12.798	$10.911	$9.941	N/A

Ending number of AUs (000s)	215	84	116	132	87	-	N/A

Low Duration Portfolio (inception date November 1, 2006)
Beginning AUV	$12.824	$12.180	$10.748	$10.793	$10.052	$10.011	N/A
Ending AUV	$12.966	$12.824	$12.180	$10.748	$10.793	$10.052	N/A

Ending number of AUs (000s)	1,603	867	630	625	229	8	N/A

63

	2011	2010	2009	2008	2007	2006	2005
PIMCO VARIABLE INSURANCE TRUST: (continued)
Real Return Portfolio
Beginning AUV	$13.357	$12.356	$10.439	$11.229	$10.150	$10.078	$10.001
Ending AUV	$14.915	$13.357	$12.356	$10.439	$11.229	$10.150	$10.078

Ending number of AUs (000s)	1,498	1,037	834	595	359	169	17

Short Term Portfolio
Beginning AUV	$12.168	$11.917	$11.055	$11.089	$10.613	$10.178	$10.001
Ending AUV	$12.230	$12.168	$11.917	$11.055	$11.089	$10.613	$10.178

Ending number of AUs (000s)	742	522	500	279	270	155	9

Total Return Portfolio
Beginning AUV	$14.777	$13.669	$11.987	$11.438	$10.519	$10.130	$10.020
Ending AUV	$15.310	$14.777	$13.669	$11.987	$11.438	$10.519	$10.130

Ending number of AUs (000s)	3,776	3,318	2,552	2,022	1,670	566	49

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
Beginning AUV	$12.862	$11.806	$10.065	$10.154	$10.019	N/A	N/A
Ending AUV	$13.553	$12.862	$11.806	$10.065	$10.154	N/A	N/A

Ending number of AUs (000s)	316	365	157	50	3	N/A	N/A

Cullen Value Portfolio (inception date November 1, 2006)
Beginning AUV	$9.398	$8.601	$7.432	$11.017	$10.355	$9.936	N/A
Ending AUV	$9.053	$9.398	$8.601	$7.432	$11.017	$10.355	N/A

Ending number of AUs (000s)	134	148	140	250	73	-	N/A

Emerging Markets Portfolio (inception date November 1, 2006)
Beginning AUV	$13.347	$11.545	$6.634	$15.910	$11.169	$10.036	N/A
Ending AUV	$10.195	$13.347	$11.545	$6.634	$15.910	$11.169	N/A

Ending number of AUs (000s)	176	287	300	198	102	38	N/A

Equity Income Portfolio
Beginning AUV	$12.272	$10.293	$9.038	$13.000	$12.930	$10.588	$10.093
Ending AUV	$12.980	$12.272	$10.293	$9.038	$13.000	$12.930	$10.588

Ending number of AUs (000s)	372	208	139	225	193	174	2

Fund Portfolio
Beginning AUV	$12.662	$10.941	$8.760	$13.346	$12.736	$10.946	$10.116
Ending AUV	$12.086	$12.662	$10.941	$8.760	$13.346	$12.736	$10.946

Ending number of AUs (000s)	30	103	139	160	136	41	3

High Yield Portfolio
Beginning AUV	$14.610	$12.417	$7.759	$12.055	$11.416	$10.547	$10.032
Ending AUV	$14.312	$14.610	$12.417	$7.759	$12.055	$11.416	$10.547

Ending number of AUs (000s)	158	205	294	134	725	80	67

64

	2011	2010	2009	2008	2007	2006	2005
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Mid Cap Value Portfolio
Beginning AUV	$12.703	$10.775	$8.602	$12.986	$12.327	$10.980	$10.125
Ending AUV	$11.961	$12.703	$10.775	$8.602	$12.986	$12.327	$10.980

Ending number of AUs (000s)	165	225	158	142	106	31	1

Strategic Income Portfolio (inception date November 1, 2006)
Beginning AUV	$13.657	$12.262	$9.488	$10.744	$10.121	$10.020	N/A
Ending AUV	$13.870	$13.657	$12.262	$9.488	$10.744	$10.121	N/A

Ending number of AUs (000s)	417	559	582	296	541	-	N/A

PROFUNDS VP:
Access VP High Yield Fund (inception date May 3, 2010)
Beginning AUV	$10.997	$10.012	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.298	$10.997	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	684	141	N/A	N/A	N/A	N/A	N/A

Asia 30 Fund (inception date May 3, 2010)
Beginning AUV	$11.298	$10.072	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.248	$11.298	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	81	N/A	N/A	N/A	N/A	N/A

Banks Fund (inception date November 19, 2010)
Beginning AUV	$11.091	$9.965	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.124	$11.091	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	-	N/A	N/A	N/A	N/A	N/A

Basic Materials Fund (inception date May 3, 2010)
Beginning AUV	$12.155	$10.002	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.192	$12.155	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	45	N/A	N/A	N/A	N/A	N/A

Bear Fund (inception date May 3, 2010)
Beginning AUV	$8.934	$9.868	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.140	$8.934	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	9	N/A	N/A	N/A	N/A	N/A

Biotechnology Fund (inception date May 3, 2010)
Beginning AUV	$10.040	$10.057	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.698	$10.040	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	20	N/A	N/A	N/A	N/A	N/A

Bull Fund (inception date May 3, 2010)
Beginning AUV	$10.596	$10.129	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.596	$10.596	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	237	165	N/A	N/A	N/A	N/A	N/A

65

	2011	2010	2009	2008	2007	2006	2005
PROFUNDS VP: (continued)
Consumer Goods Fund (inception date May 3, 2010)
Beginning AUV	$11.055	$10.096	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.823	$11.055	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6	18	N/A	N/A	N/A	N/A	N/A

Consumer Services Fund (inception date November 19, 2010)
Beginning AUV	$10.386	$10.052	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.957	$10.386	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	1	N/A	N/A	N/A	N/A	N/A

Emerging Markets Fund (inception date May 3, 2010)
Beginning AUV	$11.085	$9.978	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.901	$11.085	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3	106	N/A	N/A	N/A	N/A	N/A

Europe 30 Fund (inception date May 3, 2010)
Beginning AUV	$10.663	$9.975	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.716	$10.663	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	9	21	N/A	N/A	N/A	N/A	N/A

Falling U.S. Dollar Fund (inception date November 19, 2010)
Beginning AUV	$9.936	$10.027	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.665	$9.936	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	2	N/A	N/A	N/A	N/A	N/A

Financials Fund (inception date May 3, 2010)
Beginning AUV	$9.875	$10.169	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.509	$9.875	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	-	N/A	N/A	N/A	N/A	N/A

Health Care Fund (inception date May 3, 2010)
Beginning AUV	$10.237	$10.060	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.272	$10.237	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	7	N/A	N/A	N/A	N/A	N/A

Industrials Fund (inception date May 3, 2010)
Beginning AUV	$10.785	$10.196	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.592	$10.785	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	20	18	N/A	N/A	N/A	N/A	N/A

International Fund (inception date May 3, 2010)
Beginning AUV	$11.046	$10.081	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.462	$11.046	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3	60	N/A	N/A	N/A	N/A	N/A

66

	2011	2010	2009	2008	2007	2006	2005
PROFUNDS VP: (continued)
Internet Fund (inception date November 19, 2010)
Beginning AUV	$10.399	$10.065	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.680	$10.399	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	13	N/A	N/A	N/A	N/A	N/A

Japan Fund (inception date May 3, 2010)
Beginning AUV	$9.099	$10.107	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.412	$9.099	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	14	12	N/A	N/A	N/A	N/A	N/A

Large-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV	$10.833	$10.119	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.172	$10.833	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	40	N/A	N/A	N/A	N/A	N/A

Large-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.411	$10.141	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.278	$10.411	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	16	2	N/A	N/A	N/A	N/A	N/A

Mid-Cap Fund (inception date May 3, 2010)
Beginning AUV	$10.959	$10.158	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.501	$10.959	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	67	7	N/A	N/A	N/A	N/A	N/A

Mid-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV	$11.369	$10.166	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.040	$11.369	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	201	N/A	N/A	N/A	N/A	N/A

Mid-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.642	$10.155	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.225	$10.642	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	-	N/A	N/A	N/A	N/A	N/A

Money Market Fund (inception date November 19, 2010)
Beginning AUV	$10.000	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.002	$10.000	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	364	39	N/A	N/A	N/A	N/A	N/A

NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV	$11.032	$10.149	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.192	$11.032	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	18	122	N/A	N/A	N/A	N/A	N/A

67

	2011	2010	2009	2008	2007	2006	2005
PROFUNDS VP: (continued)
Oil & Gas Fund (inception date May 3, 2010)
Beginning AUV	$11.279	$10.099	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.532	$11.279	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	6	32	N/A	N/A	N/A	N/A	N/A

Pharmaceuticals Fund (inception date May 3, 2010)
Beginning AUV	$10.265	$10.079	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.921	$10.265	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	71	-	N/A	N/A	N/A	N/A	N/A

Precious Metals Fund (inception date May 3, 2010)
Beginning AUV	$12.387	$9.831	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.007	$12.387	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	80	65	N/A	N/A	N/A	N/A	N/A

Real Estate Fund (inception date May 3, 2010)
Beginning AUV	$10.766	$10.325	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.278	$10.766	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	8	1	N/A	N/A	N/A	N/A	N/A

Rising Rates Opportunity Fund (inception date May 3, 2010)
Beginning AUV	$8.889	$10.007	N/A	N/A	N/A	N/A	N/A
Ending AUV	$5.556	$8.889	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	49	N/A	N/A	N/A	N/A	N/A

Semiconductor Fund (inception date November 19, 2010)
Beginning AUV	$10.571	$10.127	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.159	$10.571	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	9	N/A	N/A	N/A	N/A	N/A

Short Emerging Markets Fund (inception date November 19, 2010)
Beginning AUV	$9.514	$10.014	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.528	$9.514	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	38	N/A	N/A	N/A	N/A	N/A

Short International Fund (inception date November 19, 2010)
Beginning AUV	$9.776	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.952	$9.776	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	-	N/A	N/A	N/A	N/A	N/A

Short Mid-Cap Fund (inception date November 19, 2010)
Beginning AUV	$9.291	$9.969	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.527	$9.291	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

68

	2011	2010	2009	2008	2007	2006	2005
PROFUNDS VP: (continued)
Short NASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV	$8.614	$9.845	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.712	$8.614	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	8	N/A	N/A	N/A	N/A	N/A

Short Small-Cap Fund (inception date May 3, 2010)
Beginning AUV	$8.436	$9.741	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.669	$8.436	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	1	N/A	N/A	N/A	N/A	N/A

Small Cap Fund (inception date November 19, 2010)
Beginning AUV	$10.804	$10.050	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.193	$10.804	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	79	35	N/A	N/A	N/A	N/A	N/A

Small-Cap Growth Fund (inception date May 3, 2010)
Beginning AUV	$11.216	$10.223	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.359	$11.216	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	25	124	N/A	N/A	N/A	N/A	N/A

Small-Cap Value Fund (inception date May 3, 2010)
Beginning AUV	$10.480	$10.223	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.050	$10.480	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	26	15	N/A	N/A	N/A	N/A	N/A

Technology Fund (inception date May 3, 2010)
Beginning AUV	$10.713	$10.146	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.567	$10.713	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	81	2	N/A	N/A	N/A	N/A	N/A

Telecommunications Fund (inception date November 19, 2010)
Beginning AUV	$10.544	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.741	$10.544	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	-	N/A	N/A	N/A	N/A	N/A

U.S. Government Plus Fund (inception date May 3, 2010)
Beginning AUV	$10.611	$9.982	N/A	N/A	N/A	N/A	N/A
Ending AUV	$15.228	$10.611	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	37	7	N/A	N/A	N/A	N/A	N/A

UltraBull Fund (inception date May 3, 2010)
Beginning AUV	$10.911	$10.260	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.384	$10.911	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	2	N/A	N/A	N/A	N/A	N/A

69

	2011	2010	2009	2008	2007	2006	2005
PROFUNDS VP: (continued)
UltraMid-Cap Fund (inception date May 3, 2010)
Beginning AUV	$11.789	$10.322	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.180	$11.789	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	4	N/A	N/A	N/A	N/A	N/A

UltraNASDAQ-100 Fund (inception date May 3, 2010)
Beginning AUV	$11.838	$10.310	N/A	N/A	N/A	N/A	N/A
Ending AUV	$11.697	$11.838	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	1	N/A	N/A	N/A	N/A	N/A

UltraShort NASDAQ-100 Fund (inception date November 19, 2010)
Beginning AUV	$9.144	$9.987	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.116	$9.144	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	30	-	N/A	N/A	N/A	N/A	N/A

UltraSmall-Cap Fund (inception date May 3, 2010)
Beginning AUV	$11.413	$10.452	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.264	$11.413	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11	6	N/A	N/A	N/A	N/A	N/A

Utilities Fund (inception date May 3, 2010)
Beginning AUV	$10.590	$10.138	N/A	N/A	N/A	N/A	N/A
Ending AUV	$12.444	$10.590	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	96	7	N/A	N/A	N/A	N/A	N/A

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund (inception May 2, 2011)
Beginning AUV	$9.980	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.610	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3	N/A	N/A	N/A	N/A	N/A	N/A

American Government Income Fund (inception date November 19, 2010)
Beginning AUV	$9.860	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.530	$9.860	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	241	20	N/A	N/A	N/A	N/A	N/A

Diversified Income Fund (inception date November 19, 2010)
Beginning AUV	$10.038	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.720	$10.038	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	304	N/A	N/A	N/A	N/A	N/A

Equity Income Fund (inception date November 19, 2010)
Beginning AUV	$10.516	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.719	$10.516	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	53	16	N/A	N/A	N/A	N/A	N/A

70

	2011	2010	2009	2008	2007	2006	2005
PUTNAM VARIABLE TRUST: (continued)
Global Asset Allocation Fund (inception date November 19, 2010)
Beginning AUV	$10.298	$10.014	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.254	$10.298	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11	12	N/A	N/A	N/A	N/A	N/A

High Yield Fund (inception date November 19, 2010)
Beginning AUV	$10.131	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.309	$10.131	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	601	1,233	N/A	N/A	N/A	N/A	N/A

Income Fund (inception date November 19, 2010)
Beginning AUV	$10.033	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.535	$10.033	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	21	229	N/A	N/A	N/A	N/A	N/A

Investors Fund (inception date November 19, 2010)
Beginning AUV	$10.553	$10.031	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.558	$10.553	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	2	N/A	N/A	N/A	N/A	N/A

Multi-Cap Value Fund (inception date November 19, 2010)
Beginning AUV	$10.715	$10.058	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.167	$10.715	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	5	N/A	N/A	N/A	N/A	N/A

Voyager Fund (inception date November 19, 2010)
Beginning AUV	$10.577	$10.060	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.689	$10.577	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	48	9	N/A	N/A	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
Beginning AUV	$17.999	$13.850	$8.763	$15.447	$14.856	$12.271	$10.134
Ending AUV	$15.821	$17.999	$13.850	$8.763	$15.447	$14.856	$12.271

Ending number of AUs (000s)	171	206	220	180	131	86	6

Small-Cap Portfolio
Beginning AUV	$15.124	$12.548	$9.281	$12.745	$13.023	$11.269	$10.138
Ending AUV	$14.627	$15.124	$12.548	$9.281	$12.745	$13.023	$11.269

Ending number of AUs (000s)	385	421	345	357	197	86	24

RUSSELL INVESTMENT FUNDS: (inception date May 2, 2011)
Aggressive Equity Portfolio
Beginning AUV	$9.924	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.679	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

71

	2011	2010	2009	2008	2007	2006	2005
RUSSELL INVESTMENT FUNDS: (inception date May 2, 2011) (continued)
Balanced Strategy Portfolio
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.143	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	N/A	N/A	N/A	N/A	N/A	N/A

Conservative Strategy Portfolio
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.804	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	89	N/A	N/A	N/A	N/A	N/A	N/A

Core Bond Portfolio
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.222	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	7	N/A	N/A	N/A	N/A	N/A	N/A

Equity Growth Strategy Portfolio
Beginning AUV	$9.988	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.587	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

Global Real Estate Securities Portfolio
Beginning AUV	$10.027	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.613	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	49	N/A	N/A	N/A	N/A	N/A	N/A

Growth Strategy Portfolio
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.808	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	0	N/A	N/A	N/A	N/A	N/A	N/A

Moderate Strategy Portfolio
Beginning AUV	$10.000	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.509	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Style Equity Portfolio
Beginning AUV	$9.800	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.069	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

Non U.S. Portfolio
Beginning AUV	$10.018	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$7.930	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	N/A	N/A	N/A	N/A	N/A	N/A

72

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST:
Banking Fund
Beginning AUV	$5.558	$4.917	$5.091	$8.653	$11.867	$10.667	$10.203
Ending AUV	$4.322	$5.558	$4.917	$5.091	$8.653	$11.867	$10.667

Ending number of AUs (000s)	126	197	63	121	6	18	1

Basic Materials Fund
Beginning AUV	$19.736	$15.580	$10.022	$18.354	$13.701	$11.203	$10.195
Ending AUV	$16.487	$19.736	$15.580	$10.022	$18.354	$13.701	$11.203

Ending number of AUs (000s)	23	158	83	46	94	11	5

Biotechnology Fund
Beginning AUV	$14.295	$12.913	$10.912	$12.368	$11.846	$12.253	$10.109
Ending AUV	$15.808	$14.295	$12.913	$10.912	$12.368	$11.846	$12.253

Ending number of AUs (000s)	59	90	44	66	16	3	4

Commodities Strategy Fund (inception date October 21, 2005)
Beginning AUV	$6.387	$5.912	$5.300	$10.396	$7.935	$9.662	$10.048
Ending AUV	$5.963	$6.387	$5.912	$5.300	$10.396	$7.935	$9.662

Ending number of AUs (000s)	187	121	52	8	37	9	-

Consumer Products Fund
Beginning AUV	$14.149	$12.064	$10.128	$13.220	$11.902	$10.136	$10.074
Ending AUV	$16.097	$14.149	$12.064	$10.128	$13.220	$11.902	$10.136

Ending number of AUs (000s)	273	73	47	37	69	26	-

Dow 2X Strategy Fund
Beginning AUV	$9.915	$7.959	$5.815	$15.188	$14.043	$10.758	$10.246
Ending AUV	$10.817	$9.915	$7.959	$5.815	$15.188	$14.043	$10.758

Ending number of AUs (000s)	147	48	77	42	28	25	1

Electronics Fund
Beginning AUV	$11.433	$10.436	$6.073	$12.173	$12.484	$12.182	$10.223
Ending AUV	$9.548	$11.433	$10.436	$6.073	$12.173	$12.484	$12.182

Ending number of AUs (000s)	1	65	37	7	31	-	2

Energy Fund
Beginning AUV	$17.001	$14.280	$10.310	$19.106	$14.342	$12.814	$10.134
Ending AUV	$16.007	$17.001	$14.280	$10.310	$19.106	$14.342	$12.814

Ending number of AUs (000s)	68	127	51	106	114	40	-

Energy Services Fund
Beginning AUV	$18.801	$14.916	$9.183	$21.660	$15.799	$14.236	$10.193
Ending AUV	$17.054	$18.801	$14.916	$9.183	$21.660	$15.799	$14.236

Ending number of AUs (000s)	43	168	84	53	102	17	22

73

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST: (continued)
Europe 1.25X Strategy Fund
Beginning AUV	$8.776	$9.836	$7.251	$16.063	$14.207	$10.970	$10.187
Ending AUV	$7.448	$8.776	$9.836	$7.251	$16.063	$14.207	$10.970

Ending number of AUs (000s)	8	29	51	40	56	28	1

Financial Services Fund
Beginning AUV	$7.588	$6.635	$5.544	$10.669	$13.140	$11.257	$10.186
Ending AUV	$6.455	$7.588	$6.635	$5.544	$10.669	$13.140	$11.257

Ending number of AUs (000s)	72	100	15	129	14	7	-

Government Long Bond 1.2X Strategy Fund
Beginning AUV	$11.671	$10.596	$15.478	$10.684	$9.734	$10.050	$9.818
Ending AUV	$16.516	$11.671	$10.596	$15.478	$10.684	$9.734	$10.050

Ending number of AUs (000s)	470	35	55	88	42	14	17

Guggenheim All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.951	$9.749	$8.235	$10.986	$10.298	$9.908	N/A
Ending AUV	$10.482	$10.951	$9.749	$8.235	$10.986	$10.298	N/A

Ending number of AUs (000s)	12	11	12	9	3	-	N/A

Guggenheim All-Asset Conservative Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.858	$10.110	$9.623	$10.792	$10.138	$9.984	N/A
Ending AUV	$10.717	$10.858	$10.110	$9.623	$10.792	$10.138	N/A

Ending number of AUs (000s)	71	24	12	1	19	15	N/A

Guggenheim All-Asset Moderate Strategy Fund (inception date November 1, 2006)
Beginning AUV	$10.892	$10.099	$9.033	$10.960	$10.286	$9.952	N/A
Ending AUV	$10.586	$10.892	$10.099	$9.033	$10.960	$10.286	N/A

Ending number of AUs (000s)	41	43	5	6	9	4	N/A

Guggenheim CLS AdvisorOne Amerigo Fund
Beginning AUV	$13.226	$11.488	$8.241	$14.480	$12.727	$11.329	$10.135
Ending AUV	$12.261	$13.226	$11.488	$8.241	$14.480	$12.727	$11.329

Ending number of AUs (000s)	287	362	377	411	395	164	61

Guggenheim CLS AdvisorOne Clermont Fund
Beginning AUV	$11.609	$10.460	$8.533	$12.202	$11.487	$10.600	$10.057
Ending AUV	$11.576	$11.609	$10.460	$8.533	$12.202	$11.487	$10.600

Ending number of AUs (000s)	153	170	193	220	120	51	13

Guggenheim CLS AdvisorOne Select Allocation Fund (inception date November 19, 2010)
Beginning AUV	$10.346	$10.017	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.910	$10.346	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

74

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST: (continued)
Guggenheim DWA Flexible Allocation Fund (inception date May 3, 2010)
Beginning AUV	$10.082	$10.201	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.959	$10.082	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	143	22	N/A	N/A	N/A	N/A	N/A

Guggenheim DWA Sector Rotation Fund (inception date May 3, 2010)
Beginning AUV	$9.856	$10.202	N/A	N/A	N/A	N/A	N/A
Ending AUV	$9.135	$9.856	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	85	19	N/A	N/A	N/A	N/A	N/A

Guggenheim Managed Futures Strategy Fund (inception date November 14, 2008)
Beginning AUV	$8.909	$9.235	$9.622	$9.996	N/A	N/A	N/A
Ending AUV	$8.140	$8.909	$9.235	$9.622	N/A	N/A	N/A

Ending number of AUs (000s)	216	149	234	226	N/A	N/A	N/A

Guggenheim Multi-Hedge Strategies Fund (inception date February 3, 2006)
Beginning AUV	$9.042	$8.516	$8.805	$10.832	$10.432	$9.996	N/A
Ending AUV	$9.348	$9.042	$8.516	$8.805	$10.832	$10.432	N/A

Ending number of AUs (000s)	136	75	146	143	123	33	N/A

Guggenheim U.S. Long Short Momentum Fund
Beginning AUV	$13.680	$12.302	$9.664	$16.306	$13.285	$11.927	$10.150
Ending AUV	$12.783	$13.680	$12.302	$9.664	$16.306	$13.285	$11.927

Ending number of AUs (000s)	21	36	45	45	82	19	4

Health Care Fund
Beginning AUV	$12.164	$11.393	$9.140	$12.164	$11.472	$10.914	$10.093
Ending AUV	$12.734	$12.164	$11.393	$9.140	$12.164	$11.472	$10.914

Ending number of AUs (000s)	112	62	86	73	51	13	2

Internet Fund
Beginning AUV	$16.115	$13.343	$8.045	$14.594	$13.221	$12.052	$10.316
Ending AUV	$14.194	$16.115	$13.343	$8.045	$14.594	$13.221	$12.052

Ending number of AUs (000s)	23	101	42	6	33	3	1

Inverse Dow 2X Strategy Fund
Beginning AUV	$4.089	$5.866	$10.598	$6.589	$7.240	$9.255	$9.756
Ending AUV	$2.982	$4.089	$5.866	$10.598	$6.589	$7.240	$9.255

Ending number of AUs (000s)	71	373	171	47	159	16	-

Inverse Government Long Bond Strategy Fund
Beginning AUV	$7.515	$8.619	$7.218	$10.343	$10.831	$10.019	$10.154
Ending AUV	$5.228	$7.515	$8.619	$7.218	$10.343	$10.831	$10.019

Ending number of AUs (000s)	40	119	656	67	6	15	30

75

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST: (continued)
Inverse Mid-Cap Strategy Fund
Beginning AUV	$5.392	$7.217	$11.151	$8.296	$8.464	$8.800	$9.867
Ending AUV	$4.996	$5.392	$7.217	$11.151	$8.296	$8.464	$8.800

Ending number of AUs (000s)	9	6	2	9	14	5	-

Inverse NASDAQ-100® Strategy Fund
Beginning AUV	$5.434	$6.902	$11.518	$7.782	$8.771	$8.896	$9.835
Ending AUV	$4.887	$5.434	$6.902	$11.518	$7.782	$8.771	$8.896

Ending number of AUs (000s)	138	66	72	14	41	37	25

Inverse Russell 2000® Strategy Fund
Beginning AUV	$4.910	$6.784	$10.103	$8.103	$7.690	$8.734	$9.819
Ending AUV	$4.536	$4.910	$6.784	$10.103	$8.103	$7.690	$8.734

Ending number of AUs (000s)	211	31	78	36	39	25	14

Inverse S&P 500 Strategy Fund
Beginning AUV	$7.410	$8.924	$12.317	$8.845	$8.773	$9.484	$9.890
Ending AUV	$6.740	$7.410	$8.924	$12.317	$8.845	$8.773	$9.484

Ending number of AUs (000s)	45	86	106	72	47	3	10

Japan 2X Strategy Fund
Beginning AUV	$12.094	$10.451	$8.450	$12.607	$14.202	$13.508	$10.178
Ending AUV	$8.594	$12.094	$10.451	$8.450	$12.607	$14.202	$13.508

Ending number of AUs (000s)	2	47	16	32	9	21	14

Leisure Fund
Beginning AUV	$11.107	$8.522	$6.233	$12.243	$12.562	$10.174	$10.173
Ending AUV	$11.380	$11.107	$8.522	$6.233	$12.243	$12.562	$10.174

Ending number of AUs (000s)	48	31	7	11	5	38	-

Mid Cap 1.5X Strategy Fund
Beginning AUV	$13.286	$9.659	$6.338	$14.033	$13.546	$12.263	$10.203
Ending AUV	$12.278	$13.286	$9.659	$6.338	$14.033	$13.546	$12.263

Ending number of AUs (000s)	20	120	60	70	35	134	3

NASDAQ-100® Fund
Beginning AUV	$14.984	$12.646	$8.320	$14.323	$12.156	$11.493	$10.174
Ending AUV	$15.309	$14.984	$12.646	$8.320	$14.323	$12.156	$11.493

Ending number of AUs (000s)	177	153	176	33	55	4	344

NASDAQ-100® 2X Strategy Fund
Beginning AUV	$14.022	$10.242	$4.703	$17.161	$13.386	$12.765	$10.336
Ending AUV	$13.927	$14.022	$10.242	$4.703	$17.161	$13.386	$12.765

Ending number of AUs (000s)	149	237	310	607	172	88	48

76

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST: (continued)
Nova Fund
Beginning AUV	$9.930	$8.277	$6.108	$13.417	$13.268	$11.124	$10.181
Ending AUV	$9.814	$9.930	$8.277	$6.108	$13.417	$13.268	$11.124

Ending number of AUs (000s)	194	257	180	48	52	53	4

Precious Metals Fund
Beginning AUV	$26.742	$19.368	$12.978	$21.124	$17.669	$14.551	$10.267
Ending AUV	$20.282	$26.742	$19.368	$12.978	$21.124	$17.669	$14.551

Ending number of AUs (000s)	199	236	171	186	124	81	20

Real Estate Fund
Beginning AUV	$10.793	$8.644	$6.900	$11.823	$14.618	$11.182	$10.091
Ending AUV	$11.037	$10.793	$8.644	$6.900	$11.823	$14.618	$11.182

Ending number of AUs (000s)	143	255	98	65	15	26	1

Retailing Fund
Beginning AUV	$12.844	$10.264	$7.117	$10.614	$12.144	$11.032	$10.137
Ending AUV	$13.525	$12.844	$10.264	$7.117	$10.614	$12.144	$11.032

Ending number of AUs (000s)	71	11	1	7	2	3	-

Russell 2000® 1.5X Strategy Fund
Beginning AUV	$12.273	$8.903	$6.678	$13.732	$14.724	$12.184	$10.286
Ending AUV	$10.778	$12.273	$8.903	$6.678	$13.732	$14.724	$12.184

Ending number of AUs (000s)	48	132	7	82	6	320	-

Russell 2000® 2X Strategy Fund (inception date November 1, 2006)
Beginning AUV	$6.189	$4.174	$3.074	$9.089	$10.398	$9.620	N/A
Ending AUV	$4.990	$6.189	$4.174	$3.074	$9.089	$10.398	N/A

Ending number of AUs (000s)	49	162	134	224	69	-	N/A

S&P 500 2X Strategy Fund
Beginning AUV	$8.303	$6.617	$4.521	$14.120	$14.034	$11.345	$10.238
Ending AUV	$7.975	$8.303	$6.617	$4.521	$14.120	$14.034	$11.345

Ending number of AUs (000s)	564	126	807	152	80	70	8

S&P 500 Pure Growth Fund
Beginning AUV	$12.971	$10.374	$7.046	$11.709	$11.161	$10.589	$10.097
Ending AUV	$12.830	$12.971	$10.374	$7.046	$11.709	$11.161	$10.589

Ending number of AUs (000s)	231	190	174	205	51	18	3

S&P 500 Pure Value Fund
Beginning AUV	$11.383	$9.461	$6.255	$12.182	$12.873	$10.941	$10.156
Ending AUV	$11.023	$11.383	$9.461	$6.255	$12.182	$12.873	$10.941

Ending number of AUs (000s)	59	202	203	49	18	40	7

77

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST: (continued)
S&P 500 MidCap 400 Pure Growth Fund
Beginning AUV	$17.316	$13.061	$8.329	$13.044	$12.027	$11.662	$10.127
Ending AUV	$17.202	$17.316	$13.061	$8.329	$13.044	$12.027	$11.662

Ending number of AUs (000s)	159	374	148	45	89	9	19

S&P 500 MidCap 400 Pure Value Fund
Beginning AUV	$13.332	$11.098	$7.148	$12.681	$13.326	$11.383	$10.144
Ending AUV	$12.379	$13.332	$11.098	$7.148	$12.681	$13.326	$11.383

Ending number of AUs (000s)	42	110	147	43	24	48	15

S&P 500 SmallCap 600 Pure Growth Fund
Beginning AUV	$13.520	$10.781	$8.048	$12.252	$12.266	$11.386	$10.154
Ending AUV	$13.995	$13.520	$10.781	$8.048	$12.252	$12.266	$11.386

Ending number of AUs (000s)	252	190	249	259	60	21	2

S&P 500 SmallCap 600 Pure Value Fund
Beginning AUV	$12.245	$9.788	$6.032	$10.675	$13.404	$11.245	$10.188
Ending AUV	$11.088	$12.245	$9.788	$6.032	$10.675	$13.404	$11.245

Ending number of AUs (000s)	62	157	127	98	42	52	2

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$7.012	$7.343	$8.725	$8.265	$9.275	$10.378	$10.121
Ending AUV	$6.713	$7.012	$7.343	$8.725	$8.265	$9.275	$10.378

Ending number of AUs (000s)	474	132	49	89	34	-	-

Technology Fund
Beginning AUV	$12.924	$11.536	$7.414	$13.581	$12.304	$11.619	$10.109
Ending AUV	$11.735	$12.924	$11.536	$7.414	$13.581	$12.304	$11.619

Ending number of AUs (000s)	50	71	53	40	16	3	-

Telecommunications Fund
Beginning AUV	$11.979	$10.461	$8.129	$14.872	$13.616	$11.393	$10.137
Ending AUV	$10.254	$11.979	$10.461	$8.129	$14.872	$13.616	$11.393

Ending number of AUs (000s)	18	63	8	11	25	1	-

Transportation Fund
Beginning AUV	$13.302	$10.716	$9.129	$12.214	$13.386	$12.465	$10.197
Ending AUV	$11.823	$13.302	$10.716	$9.129	$12.214	$13.386	$12.465

Ending number of AUs (000s)	55	49	10	33	10	2	4

U.S. Government Money Market Fund
Beginning AUV	$11.085	$11.084	$11.078	$10.953	$10.544	$10.155	$10.001
Ending AUV	$11.085	$11.085	$11.084	$11.078	$10.953	$10.544	$10.155

Ending number of AUs (000s)	4,974	5,552	3,164	2,563	1,370	1,327	901

78

	2011	2010	2009	2008	2007	2006	2005
RYDEX VARIABLE TRUST: (continued)
Utilities Fund
Beginning AUV	$12.407	$11.608	$10.201	$14.485	$12.834	$10.610	$10.061
Ending AUV	$14.428	$12.407	$11.608	$10.201	$14.485	$12.834	$10.610

Ending number of AUs (000s)	408	98	48	144	90	21	12

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV	$11.792	$12.493	$11.718	$13.352	$11.304	$9.685	$9.881
Ending AUV	$11.358	$11.792	$12.493	$11.718	$13.352	$11.304	$9.685

Ending number of AUs (000s)	9	20	34	43	22	24	-

RYDEX| GUGGENHEIM VARIABLE FUNDS:
All Cap Value Fund (inception November 19, 2010)
Beginning AUV	$10.644	$10.043	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.181	$10.644	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

High Yield Fund (inception November 19, 2010)
Beginning AUV	$10.144	$10.000	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.140	$10.144	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	32	39	N/A	N/A	N/A	N/A	N/A

Global Fund (inception November 19, 2010)
Beginning AUV	$10.343	$10.020	N/A	N/A	N/A	N/A	N/A
Ending AUV	$8.708	$10.343	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	3	1	N/A	N/A	N/A	N/A	N/A

Large Cap Concentrated Growth Fund (inception November 19, 2010)
Beginning AUV	$10.518	$10.032	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.063	$10.518	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

Large Cap Core Fund (inception November 19, 2010)
Beginning AUV	$10.554	$10.036	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.132	$10.554	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	2	1	N/A	N/A	N/A	N/A	N/A

Large Cap Value Fund (inception November 19, 2010)
Beginning AUV	$10.596	$10.045	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.185	$10.596	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	-	-	N/A	N/A	N/A	N/A	N/A

Managed Asset Allocation Fund (inception November 19, 2010)
Beginning AUV	$10.290	$10.016	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.357	$10.290	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	3	N/A	N/A	N/A	N/A	N/A

79

	2011	2010	2009	2008	2007	2006	2005
RYDEX| GUGGENHEIM VARIABLE FUNDS: (continued)
Mid-Cap Growth Fund (inception November 19, 2010)
Beginning AUV	$10.626	$10.074	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.166	$10.626	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	29	-	N/A	N/A	N/A	N/A	N/A

U.S. Intermediate Bond Fund (inception November 19, 2010)
Beginning AUV	$9.908	$10.008	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.420	$9.908	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	5	-	N/A	N/A	N/A	N/A	N/A

Small Cap Growth Fund (inception November 19, 2010)
Beginning AUV	$10.938	$10.052	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.724	$10.938	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	4	1	N/A	N/A	N/A	N/A	N/A

Small Cap Value Fund (inception November 19, 2010)
Beginning AUV	$10.919	$10.032	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.415	$10.919	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	5	N/A	N/A	N/A	N/A	N/A

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
Beginning AUV	$11.247	$9.696	$6.838	$11.923	$10.600	$9.959	N/A
Ending AUV	$11.400	$11.247	$9.696	$6.838	$11.923	$10.600	N/A

Ending number of AUs (000s)	570	536	506	544	474	80	N/A

Equity Income Portfolio II (inception date May 1, 2006)
Beginning AUV	$10.456	$9.113	$7.276	$11.415	$11.080	$9.987	N/A
Ending AUV	$10.350	$10.456	$9.113	$7.276	$11.415	$11.080	N/A

Ending number of AUs (000s)	545	636	471	560	364	125	N/A

Health Sciences Portfolio II (inception date May 1, 2006)
Beginning AUV	$13.564	$11.763	$8.955	$12.644	$10.742	$9.932	N/A
Ending AUV	$14.972	$13.564	$11.763	$8.955	$12.644	$10.742	N/A

Ending number of AUs (000s)	154	97	90	143	131	35	N/A

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception date May 1, 2007)
Beginning AUV	$11.573	$11.252	$10.479	$10.344	$10.001	N/A	N/A
Ending AUV	$11.707	$11.573	$11.252	$10.479	$10.344	N/A	N/A

Ending number of AUs (000s)	272	197	206	99	10	N/A	N/A

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	2011	2010	2009	2008	2007	2006	2005
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
Beginning AUV	$12.472	$10.934	$7.523	$13.352	$14.026	$12.114	$10.175
Ending AUV	$9.815	$12.472	$10.934	$7.523	$13.352	$14.026	$12.114

Ending number of AUs (000s)	342	341	383	533	566	240	31

TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
Beginning AUV	$10.295	$10.009	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.490	$10.295	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	14	-	N/A	N/A	N/A	N/A	N/A

Strategic Growth Portfolio (inception November 19, 2010)
Beginning AUV	$10.505	$10.022	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.116	$10.505	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	13	11	N/A	N/A	N/A	N/A	N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	$23.774	$18.743	$8.792	$24.964	$18.140	$13.005	$10.229
Ending AUV	$17.655	$23.774	$18.743	$8.792	$24.964	$18.140	$13.005

Ending number of AUs (000s)	187	358	298	48	133	90	11

Global Bond Fund
Beginning AUV	$13.291	$12.515	$11.809	$11.398	$10.389	$9.757	$10.024
Ending AUV	$14.373	$13.291	$12.515	$11.809	$11.398	$10.389	$9.757

Ending number of AUs (000s)	98	102	168	208	188	81	2

Global Hard Assets Fund
Beginning AUV	$29.178	$22.578	$14.332	$26.602	$18.301	$14.701	$10.143
Ending AUV	$24.379	$29.178	$22.578	$14.332	$26.602	$18.301	$14.701

Ending number of AUs (000s)	218	222	184	159	173	135	20

Multi-Manager Alternatives Fund
Beginning AUV	$11.816	$11.256	$9.885	$11.375	$10.932	$10.061	$9.990
Ending AUV	$11.548	$11.816	$11.256	$9.885	$11.375	$10.932	$10.061

Ending number of AUs (000s)	114	126	135	53	28	45	-

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception date May 1, 2008)
Beginning AUV	$10.709	$9.646	$7.849	$10.106	N/A	N/A	N/A
Ending AUV	$11.105	$10.709	$9.646	$7.849	N/A	N/A	N/A

Ending number of AUs (000s)	259	85	16	12	N/A	N/A	N/A

81

	2011	2010	2009	2008	2007	2006	2005
VANGUARD VARIABLE INSURANCE FUND: (continued)
Capital Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$10.698	$9.461	$7.045	$10.176	N/A	N/A	N/A
Ending AUV	$10.599	$10.698	$9.461	$7.045	N/A	N/A	N/A

Ending number of AUs (000s)	67	65	47	68	N/A	N/A	N/A

Diversified Value Portfolio (inception date May 1, 2008)
Beginning AUV	$9.561	$8.745	$6.890	$10.194	N/A	N/A	N/A
Ending AUV	$9.936	$9.561	$8.745	$6.890	N/A	N/A	N/A

Ending number of AUs (000s)	101	95	56	46	N/A	N/A	N/A

Equity Income Portfolio (inception date November 20, 2009)
Beginning AUV	$11.701	$10.200	$9.985	N/A	N/A	N/A	N/A
Ending AUV	$12.902	$11.701	$10.200	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	107	21	-	N/A	N/A	N/A	N/A

Equity Index Portfolio (inception date May 1, 2008)
Beginning AUV	$9.652	$8.399	$6.643	$10.174	N/A	N/A	N/A
Ending AUV	$9.839	$9.652	$8.399	$6.643	N/A	N/A	N/A

Ending number of AUs (000s)	389	309	276	329	N/A	N/A	N/A

Growth Portfolio (inception date November 20, 2009)
Beginning AUV	$11.412	$10.206	$9.948	N/A	N/A	N/A	N/A
Ending AUV	$11.317	$11.412	$10.206	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	108	51	-	N/A	N/A	N/A	N/A

High Yield Bond Portfolio (inception date November 20, 2009)
Beginning AUV	$11.535	$10.290	$10.000	N/A	N/A	N/A	N/A
Ending AUV	$12.335	$11.535	$10.290	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	142	42	17	N/A	N/A	N/A	N/A

International Portfolio (inception date May 1, 2008)
Beginning AUV	$9.415	$8.135	$5.698	$10.097	N/A	N/A	N/A
Ending AUV	$8.140	$9.415	$8.135	$5.698	N/A	N/A	N/A

Ending number of AUs (000s)	474	198	162	103	N/A	N/A	N/A

Mid Cap Index Portfolio (inception date November 20, 2009)
Beginning AUV	$13.277	$10.590	$9.947	N/A	N/A	N/A	N/A
Ending AUV	$13.007	$13.277	$10.590	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	137	51	-	N/A	N/A	N/A	N/A

REIT Index Portfolio (inception date November 20, 2009)
Beginning AUV	$13.789	$10.751	$9.948	N/A	N/A	N/A	N/A
Ending AUV	$14.952	$13.789	$10.751	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	285	164	25	N/A	N/A	N/A	N/A

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	2011	2010	2009	2008	2007	2006	2005
VANGUARD VARIABLE INSURANCE FUND: (continued)
Short-Term Investment Grade Portfolio (inception date May 1, 2008)
Beginning AUV	$11.440	$10.872	$9.549	$10.000	N/A	N/A	N/A
Ending AUV	$11.671	$11.440	$10.872	$9.549	N/A	N/A	N/A

Ending number of AUs (000s)	1,170	680	428	212	N/A	N/A	N/A

Small Company Growth Portfolio (inception date May 1, 2008)
Beginning AUV	$12.642	$9.593	$6.882	$10.168	N/A	N/A	N/A
Ending AUV	$12.814	$12.642	$9.593	$6.882	N/A	N/A	N/A

Ending number of AUs (000s)	127	82	61	9	N/A	N/A	N/A

Total Bond Market Index Portfolio (inception date May 1, 2008)
Beginning AUV	$11.654	$10.943	$10.329	$10.018	N/A	N/A	N/A
Ending AUV	$12.545	$11.654	$10.943	$10.329	N/A	N/A	N/A

Ending number of AUs (000s)	799	531	334	199	N/A	N/A	N/A

Total Stock Market Index Portfolio (inception date May 1, 2008)
Beginning AUV	$9.913	$8.465	$6.600	$10.171	N/A	N/A	N/A
Ending AUV	$9.996	$9.913	$8.465	$6.600	N/A	N/A	N/A

Ending number of AUs (000s)	510	325	180	135	N/A	N/A	N/A

VIRTUS VARIABLE INSURANCE TRUST (inception date November 18, 2011)
International Series
Beginning AUV	$9.800	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.159	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	1	N/A	N/A	N/A	N/A	N/A	N/A

Multi-Sector Fixed Income Series
Beginning AUV	$9.993	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.069	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	90	N/A	N/A	N/A	N/A	N/A	N/A

Premium AlphaSector Series
Beginning AUV	$10.014	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.366	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	28	N/A	N/A	N/A	N/A	N/A	N/A

Real Estate Securities Series
Beginning AUV	$10.087	N/A	N/A	N/A	N/A	N/A	N/A
Ending AUV	$10.667	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)	11	N/A	N/A	N/A	N/A	N/A	N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
Beginning AUV	$18.345	$13.534	$9.647	$17.336	$14.172	$12.362	$10.259
Ending AUV	$18.422	$18.345	$13.534	$9.647	$17.336	$14.172	$12.362

Ending number of AUs (000s)	70	71	22	17	42	32	-

83

	2011	2010	2009	2008	2007	2006	2005
WELLS FARGO ADVANTAGE VT FUNDS: (continued)
Opportunity Fund
Beginning AUV	$15.001	$12.121	$8.205	$13.697	$12.845	$11.446	$10.147
Ending AUV	$14.173	$15.001	$12.121	$8.205	$13.697	$12.845	$11.446

Ending number of AUs (000s)	26	16	35	23	20	16	8

Small Cap Value Fund (inception date November 9, 2007)
Beginning AUV	$9.829	$8.383	$5.233	$9.438	$9.821	N/A	N/A
Ending AUV	$9.115	$9.829	$8.383	$5.233	$9.438	N/A	N/A

Ending number of AUs (000s)	37	16	90	1	-	N/A	N/A

84

APPENDIX C

Deductions for Taxes – Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%

NOTE:	The above tax deduction rates are as of January 1, 2012. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes.”

[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

[3]	Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

[4]	The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

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APPENDIX D

Illustrations of Optional Guaranteed Minimum Death Benefit

Purchase Payments	Partial Withdrawals	Premium Taxes	Contract Value on Date of Death	Standard Death Benefit	Guaranteed Minimum Death Benefit Amount
$100,000	0	0	$90,000	$90,000	$100,000
$100,000	0	0	$110,000	$110,000	$110,000
$100,000	$20,000*/	0	$70,000	$70,000	$75,000
$100,000	$20,000*/	0	$80,000	$80,000	$80,000

*/ Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000). Accordingly, after the Partial Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

86

PRIVACY NOTICE of

Jefferson National Life Insurance Company

REVISED notice of Privacy Policy 01/2012

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

•	The Medical Information Bureau

•	Consumer Reporting Agencies

•	Service Providers who conduct marketing services on our behalf

•	Motor Vehicle Bureaus

•	Other Data Providers

Data we collect may include:

•	Name, address, e-mail address, phone number

•	Social Security Number

•	Demographic Data

•	Health data (for life insurance buyers) or other data about illness, disability or injury

•	Internet Cookies (cookies help our Internet application process – they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

•	Insurance companies, agents, reinsurers

•	Group policyholders for purpose of reporting claims experience

•	Medical Laboratories and Prescription or Pharmacy Database Managers

•	Medical Information and Motor Vehicle Bureaus or similar institutions

•	A court or governmental agency when there is a lawful request

•	Law enforcement officials to prevent criminal activity and/or fraud

•	Service providers that perform marketing or research services for us

•	Service providers that perform legal, audit, or administrative services for us

•	Joint Marketing Partners

•	Unaffiliated Fund Families

•	Unaffiliated Third Parties

•	Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

•	Underwrite policies

•	Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

9920 Corporate Campus Drive, Suite 1000

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

87

Jefferson National Life Insurance Company P.O. Box 36840 Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account G

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0511) dated May 1, 2012 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

Name:________________________________________________________________________________________

Mailing Address:_______________________________________________________________________________

Sincerely, __________________________________________________________________________________________

(Signature)

© 2012, Jefferson National Life Insurance Company	JNL-MNTADV-PROS-G-0512

88

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL VARIABLE ANNUITY

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

May 1, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the “Separate Account”), dated May 1, 2012. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

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GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the “Separate Account”, was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the “Code”), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to

B-3

exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner.

B-4

The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

B-5

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $125,000 for single filers, $183,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012). However, for single filers with modified adjusted gross income in excess of $110,000, but less than $125,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $173,000, but less than $183,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

B-6

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

B-7

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2012.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

B-8

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                    The  report  accompanying  these  financial  statements  was issued  by  BDO  USA,  LLP,  a  Delaware  limited  liability
                    partnership  and  the  U.S.  member  of  BDO   International
                    Limited, a UK company limited by guarantee.

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

--------------------------------------------------------------------------------
                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                                                                               1

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS

--------------------------------------------------------------------------------

      INDEPENDENT AUDITORS' REPORT                                          3-4

      STATUTORY BASIS FINANCIAL STATEMENTS:
         Statements of Admitted Assets, Liabilities and Capital
            and Surplus as of December 31, 2011 and 2010                      5
         Statements of Operations for the Years Ended December 31,
            2011, 2010 and 2009                                               6
         Statements of Changes in Capital and Surplus for the Years
            Ended December 31, 2011, 2010 and 2009                            7
         Statements of Cash Flows for the Years Ended December 31,
            2011, 2010 and 2009                                               8
         Notes to Statutory Basis Financial Statements                     9-35

      INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                  36

      SUPPLEMENTAL MATERIAL:
         Selected Financial Data                                          37-38
         Summary Investment Schedule
         Investment Risk Interrogatories

                                                                               2

[BDO LOGO]             Tel: +212 885-8000               100 Park Avenue
                       Fax: +212 697-1299               New York, NY 10017
                       WWW.BDO.COM

INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying  statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and the related  statutory basis statements of operations,  changes in capital  and  surplus and cash flows for the years ended
December  31,  2011,  2010  and  2009.   These  financial   statements  are  the
responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes  consideration of internal control over  financial  reporting as a basis for designing  audit  procedures  that are appropriate  in the  circumstances,  but not for the  purpose of  expressing  an opinion on the  effectiveness  of the Company's  internal control over financial reporting.  Accordingly,  we express  no such  opinion.  An audit also  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in
the  financial   statements,   assessing  the  accounting  principles  used  and
significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements,  the Company presents its  financial  statements  in  conformity  with  accounting  practices prescribed or permitted by the Texas  Department of Insurance,  which  practices differ from accounting  principles  generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying  statutory basis financial statements are described in Note 2.

In our opinion,  because of the effects of the matter described in the preceding paragraph,  the statutory  basis financial  statements  referred to above do not present fairly, in conformity with accounting  principles  generally accepted in the United States,  the financial  position of Jefferson National Life Insurance
Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for the years ended December 31, 2011, 2010 and 2009.

                                                                               3

[BDO LOGO]

However,  in our opinion,  the statutory basis financial  statements referred to above  present  fairly,  in all material  respects,  the  financial  position of
Jefferson National Life Insurance Company at December 31, 2011 and 2010, and the
results of its  operations  and its cash flows for the years ended  December 31,
2011,  2010 and 2009 in  conformity  with  accounting  practices  prescribed  or permitted by the Texas Department of Insurance.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                               4

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

         STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                               CAPITAL AND SURPLUS
                    (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                 2011         2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
   Bonds at amortized cost                             $  420,781   $  238,251
   Preferred stock                                          8,432       20,641
   Common stock                                            10,446        8,761
   Mortgage loan trusts                                    13,584       14,417
   Mortgage loans on real estate                            2,212        1,510
   Investment in real estate                                1,314          705
   Policyholder loans                                       7,226        7,961
   Cash and short-term investments                         47,438      217,679
   Intercompany note                                          952          952
   Other invested assets                                    2,455        2,376
   Derivatives                                                348          106
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          515,188      513,359
ACCRUED INVESTMENT INCOME                                   3,687        7,498
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,849        2,276
OTHER ADMITTED ASSETS                                       1,409        1,218
SEPARATE ACCOUNT ASSETS                                 1,338,863    1,244,123
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                        $  214,123   $  214,197
   Claim reserves                                             (89)        (260)
   Accounts payable and accrued expenses                      761          253
   Payable on reinsurance                                 198,155      205,918
   Due to parent and affiliates                               361          740
   Asset valuation reserve                                  1,099        1,016
   Interest maintenance reserve                             3,895        3,153
   Transfers from separate accounts                        (2,856)      (4,071)
   Borrowed funds                                          52,769       66,597
   Other liabilities                                        7,741        5,494
   Separate account liabilities                         1,338,863    1,244,123
--------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 1,814,822    1,737,160
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
     authorized, 1,043,565 shares issued and
     outstanding                                            5,009        5,009
   Paid-in surplus                                         42,165       26,991
   Unassigned deficit                                      (6,505)      (9,521)
   Special surplus funds                                    6,505        8,835
--------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            47,174       31,314
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               5

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                           2011        2010       2009
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other
     considerations                           $275,695   $  (5,373)  $147,792
   Net investment income                        26,473      23,250     25,012
   Reserve adjustment on reinsurance
     ceded                                      (6,538)     (6,556)    (8,264)
   Commission and expense allowances on
     reinsurance ceded                           3,083       6,017      1,861
   Amortization of interest maintenance
     reserve                                       492       1,142        (57)
   Fee income                                    6,511       6,799      6,515
   Other revenues                                6,060       4,329      4,583
--------------------------------------------------------------------------------
          TOTAL REVENUES                       311,776      29,608    177,442
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Annuity and surrender benefits              141,910     145,870    162,463
   Increase (decrease) in policy and
     contract reserves                           1,334    (208,443)   (26,305)
   Other benefits                                3,606       4,056      4,568
   Commissions                                   1,751       2,028      2,216
   General and administrative expenses          17,622      15,929     12,871
   Taxes, licenses and fees                        135         341       (393)
   Net transfers to (from) separate
     accounts                                  133,990      64,505     17,617
   Decrease in funds withheld                   10,608          --         --
   Other expenses                                   80          78         35
--------------------------------------------------------------------------------
          TOTAL BENEFITS AND EXPENSES          311,036      24,364    173,072
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE FEDERAL INCOME TAX
            PROVISION AND NET REALIZED
            CAPITAL LOSSES                         740       5,244      4,370
FEDERAL INCOME TAX PROVISION                        --          --         --
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE NET REALIZED CAPITAL
            LOSSES                                 740       5,244      4,370
NET REALIZED CAPITAL LOSSES, NET OF
   TRANSFERS TO IMR                             (5,532)     (7,156)    (2,991)
--------------------------------------------------------------------------------
NET INCOME (LOSS)                             $ (4,792)  $  (1,912)  $  1,379
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               6

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2011      2010      2009
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR             $31,314   $25,905   $23,341
--------------------------------------------------------------------------------
Adjustments to surplus:
   Net income (loss)                                (4,792)   (1,912)    1,379
   Change in net unrealized capital
     gains (losses)                                   (591)      610      (688)
   Change in deferred income tax                     3,520     2,863      (991)
   Change in nonadmitted assets                     (3,524)   (2,581)      541
   Change in asset valuation reserve                   (83)     (842)      155
   Paid-in surplus                                  15,175        --     3,000
   Change in surplus as a result of
     reinsurance, net of tax                        (2,330)    7,271      (832)
   Increase in surplus due to quasi
     reorganization                                  8,485        --        --
--------------------------------------------------------------------------------
          NET ADJUSTMENTS TO SURPLUS                15,860     5,409     2,564
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                   $47,174   $31,314   $25,905
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               7

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                          2011        2010        2009
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance     $ 275,695   $  (5,373)  $ 147,229
  Net investment income                        22,240      23,967      23,543
  Miscellaneous income                         15,654      17,144      12,960
-------------------------------------------------------------------------------
           TOTAL INCOME RECEIVED              313,589      35,738     183,732
-------------------------------------------------------------------------------
  Benefit and loss related payments           152,875     157,358     173,946
  Net transfers to separate accounts          132,775      63,294      10,587
  Commissions, expenses paid and
    aggregate write-ins for deductions         30,359      18,180      14,874
-------------------------------------------------------------------------------
           TOTAL OPERATING EXPENSES PAID      316,009     238,832     199,407
-------------------------------------------------------------------------------
           NET CASH USED IN
             OPERATING ACTIVITIES              (2,420)   (203,094)    (15,675)
-------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
     Bonds and stocks                         168,402     367,475     157,295
     Mortgage loans                             1,065       1,322       1,218
     Derivatives                                  231         189          --
     Other invested assets                        102         584         264
     Miscellaneous proceeds                        --         318          --
-------------------------------------------------------------------------------
           TOTAL INVESTMENT PROCEEDS          169,800     369,888     158,777
-------------------------------------------------------------------------------
  Cost of investments acquired:
     Bonds and stocks                        (337,126)   (192,411)   (173,249)
     Mortgage loans                              (875)       (550)         --
     Derivatives                                 (609)       (283)       (632)
     Other invested assets                       (491)     (2,400)       (952)
     Miscellaneous investments                    (25)       (106)       (318)
-------------------------------------------------------------------------------
           TOTAL COST OF INVESTMENTS
             ACQUIRED                        (339,126)   (195,750)   (175,151)
-------------------------------------------------------------------------------
  Net decrease in policy loans                    705       5,925       2,537
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY (USED IN)
             INVESTING ACTIVITIES            (168,621)    180,063     (13,837)
-------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
     Borrowed funds                           (13,828)      2,752      53,817
     Net deposit-type contract fund and
       other liabilities                       (1,408)         23        (822)
     Dividends to stockholders                     --          --          --
     Other cash applied                           861     202,196      (2,065)
     Paid-in surplus                           15,175          --       3,000
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY FINANCING
             ACTIVITIES AND MISCELLANEOUS
             SOURCES                              800     204,971      53,930
-------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
 INVESTMENTS                                 (170,241)    181,940      24,418
CASH AND SHORT-TERM INVESTMENTS:
    Beginning of year                         217,679      35,739      11,321
-------------------------------------------------------------------------------
    End of year                             $  47,438   $ 217,679   $  35,739
===============================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               8

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson  National Life Insurance  Company (the "Company" or "JNL"),  is a life insurance  company  founded  in 1937 and  domiciled  in the State of Texas.  The
Company  markets  primarily  variable   annuities  and,  in  2005,   launched  a
revolutionary  flat insurance fee variable annuity called Monument Advisor.

The Company is licensed  in all states and the  District of Columbia  except New
York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN
Financial").

The following  states  represented  premiums  collected in excess of 5% of total premiums in 2011, 2010 and 2009:

                                                       2011     2010      2009
 -------------------------------------------------------------------------------
 Texas                                                  11%      14%       16%
 California                                             10%      12%       10%
 Pennsylvania                                           N/A       6%        8%
 Colorado                                               N/A       5%        7%
 Illinois                                               N/A      N/A        7%
 Florida                                                 6%       6%        6%
 Massachusetts                                           9%      N/A       N/A
================================================================================

All  outstanding  shares of the  Company  are owned by the  parent  company,  JN
Financial,  an insurance holding company  incorporated in the State of Delaware.
On December  30,  2011,  a group of  investors,  along with  certain  members of management  of JN  Financial,  consummated  an $83,000  management  buyout,  the proceeds of which were used to acquire the  outstanding  shares of JN  Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The  statutory  basis  financial  statements  have been prepared on the basis of accounting  practices  prescribed  or  permitted  by  the  Texas  Department  of
Insurance  (the  "Department").  Insurance  companies  domiciled  in  Texas  are required to prepare statutory basis financial  statements in accordance with the
National Association of Insurance  Commissioners'  ("NAIC") ACCOUNTING PRACTICES
AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications  prescribed or permitted by the Department  ("Texas  SAP").  The Department has the right to permit specific  practices that deviate from prescribed  practices.  The Company has no such practices.

Financial  statements  prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United
States of America ("GAAP") primarily because on a statutory basis:

o     costs  related to  acquiring  business,  principally  commissions,  direct marketing costs and certain policy issue  expenses,  are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

o     life insurance and annuity  reserves are based on statutory  mortality and interest  requirements,  without  consideration of withdrawals and Company experience,  whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                                                               9

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o     life insurance enterprises are required to establish a formula-based asset valuation  reserve  ("AVR")  by a  direct  charge  to  surplus  to  offset potential  investment  losses,  under GAAP  provisions for investments are established as needed through a charge to income;

o     realized  gains and losses  resulting  from  changes in interest  rates on fixed income investments are deferred in the interest maintenance reserves and  amortized  into  investment  income  over the  remaining  life of the investment  sold,  for GAAP such gains and losses are recognized in income at the time of the sale;

o     bonds are carried  principally  at amortized  cost,  but at fair value for
      GAAP;

o     the admission or nonadmission of deferred tax assets are determined  under
      Statement of Statutory Accounting Principles ("SAP") No. 10R which differs from the  valuation  allowance  determined  under  GAAP.  The  changes  in deferred  income  taxes are not  reported as a component of net income but rather as a charge to capital and surplus;

o     assets and  liabilities  are reported  net of  reinsurance  for  statutory purposes and gross of reinsurance for GAAP;

o     premiums from interest  sensitive and annuity  policies are  recognized as income, whereas under GAAP future policy liabilities are increased;

o     deferred premium amounts are a function of the premium payment assumptions used in  calculating  the policy  reserves,  whereas on a GAAP basis,  any deferred  benefit  premium  amounts are netted  against the  liability for future policy benefits;

o     goodwill  and other  intangibles  are  subject to certain  limitations  as admitted assets;

o     securities  lending  transactions in which collateral is not available for the general use by the Company are not  recorded on the balance  sheet per
      SAP 91R.  For  GAAP,  such  transactions  are  accounted  for as a secured borrowing  and the  collateral is recorded on the GAAP balance sheet as an asset and a liability;

o     certain  "nonadmitted  assets"  (principally  receivables  over  90  days, furniture and fixtures,  deferred tax assets, unauthorized reinsurance and prepaid  expenses) must be excluded from admitted  assets under  statutory reporting through a charge to capital and surplus; and

o     under GAAP, the Company  applied  push-down  accounting  related to the JN
      Financial's  management  buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                                                                              10

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation  of net income (loss) and capital and surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance  with GAAP as of December 31, 2011, 2010 and 2009 is as follows:

                                                        Net Income (Loss)              Capital and Surplus
                                                 ------------------------------   ------------------------------
                                                     Year Ended December 31,              December 31,
                                                 ------------------------------   ------------------------------
                                                   2011       2010       2009       2011       2010       2009
-----------------------------------------------------------------------------------------------------------------

Statutory amounts                                $ (4,792)  $ (1,912)  $  1,379   $ 47,174   $ 31,314   $ 25,905
Add (deduct) adjustments:
   Investments                                      1,875     15,817        757     15,010     12,834      3,006
   Deferred acquisition costs and valuation
      of business acquired                         (2,365)    (7,850)    (1,124)    16,445     28,297     38,606
   Goodwill and other intangibles                  (2,400)        --         --      4,146      5,462      5,462
   Nonadmitted assets                                  --         --         --        136        234        558
   Policy reserves                                  3,365      2,440        585     (4,399)    (4,908)    (7,374)
   Ceding commissions                              (2,329)    (5,138)      (832)        --         --         --
   Other                                               (3)        91        (94)         4          3          2
-----------------------------------------------------------------------------------------------------------------
GAAP-basis amounts                               $ (6,649)  $  3,448   $    671   $ 78,516   $ 73,236   $ 66,165
=================================================================================================================

The Company is in the process of  finalizing  the push-down  accounting  for the
Company's GAAP basis  financial  statements and has estimated the valuations for valuation of business  acquired and related goodwill.  The push-down  accounting adjustments, if any, will only result in a reclassification between valuation of business acquired and goodwill and would not affect the GAAP basis net income or capital and surplus.

                                                                              11

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are  generally  stated at amortized  cost using the interest  method or at fair value for NAIC rated 6  securities.  All other bonds are  stated  at the  lower  of  amortized  cost or fair  value.  Mortgage-backed securities  and  structured  securities  not in default are stated at  amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective  method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had  become  negative;  these are  valued  using the  prospective  method.
Prepayment  assumptions  for  loan-backed  bonds and structured  securities were obtained  from the broker at the date of purchase and are updated  semi-annually based on market rate.  Mortgage-backed and structured  securities in default are valued  at the  lower  of  amortized  cost  (net  of any  other  than  temporary impairments)  or undiscounted  estimated  future cash flows.  Investment  market valuations are prescribed by the NAIC.

Unrealized  gains and  losses on NAIC  rated 6 bonds are  recorded  directly  to unassigned  surplus.  If it is determined  that a decline in fair value is other than  temporary,  the  cost  basis  is  written  down  and a  realized  loss  is recognized.

PREFERRED STOCK - Redeemable  preferred stocks that have characteristics of debt securities  and are rated as  higher  or high  quality  (NAIC  designation  of 1 through  3) are  reported  at cost  or  amortized  cost.  All  other  redeemable preferred  stocks  are  reported  at the lower of cost,  amortized  cost or fair value.  Nonredeemable  preferred  stocks are  reported at fair value or lower of cost or fair value as determined by the Securities  Valuation Office of the NAIC
("SVO") and the related net  unrealized  capital gains  (losses) are reported in unassigned  surplus along with any adjustment for federal income taxes. If it is determined  that a decline in fair value is other  than  temporary,  the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM   INVESTMENTS  -  Short-term  investments  include  investments  with remaining  maturities  of one  year or less at the time of  acquisition  and are principally stated at amortized cost.

MORTGAGE  LOAN TRUSTS - Mortgage  loan trusts are reported at the  Company's pro rata share of the unpaid principal balances of the underlying  mortgage loans in the trusts.  The Company  participates  in seven  trusts  managed by  Innovative
Capital  Advisors and has various  ownership  percentages  in the trusts ranging from  6.52% to  16.44%.  Impairment  losses  are  recognized  if the  underlying mortgage  loans were  unable to collect  all  principal  and  interest  payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid  principal balances,  less any discounts and allowances for impairment.  A mortgage loan is considered to be impaired when, based on current  information and events,  it is probable  that the Company will be unable to collect all  principal and interest amounts due according to the contractual terms of the mortgage  agreement.  When management  determines  foreclosure  is probable,  the  impairment is other than temporary;  the mortgage  loan is written down to realized  value and a realized loss is recognized.

                                                                              12

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES  - The  Company  holds S&P puts that  contain  market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract.  The Company  purchased the puts to partially offset the impact of reserve changes in its guaranteed  minimum death benefit rider. The Company uses hedge  accounting  and  reports the puts at fair value with the change in market value  recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY  NOTE  -  Intercompany  note  is a note  between  the  Company  and
Jefferson  National Asset Management,  LLC ("JNAM"),  an affiliate.  The note is reported at the unpaid principal  balance.  The note was fully repaid in January
2012.

OTHER INVESTED ASSETS - Other invested assets  represent  investments in a hedge fund and a  limited  partnership  interest.  The  hedge  fund was  comprised  of asset-backed and mortgage-backed securities. The Company's interest in the hedge fund was liquidated in 2011. The partnership  wholly owns an LLC comprised of an interest rate swap and subordinate  notes of a trust backed by collateral in the form of mortgage-backed securities. Both positions are reported as the Company's share of  underlying  equity of the investee.  The cost basis of other  invested assets was $2,371 and $2,369 at December 31, 2011 and 2010, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure  of certain  commercial  and  residential  mortgage  loans in a loan sharing  trust  purchased to provide asset  diversification.  The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST  MAINTENANCE RESERVE - Realized gains and losses (determined using the specific  identification  basis), net of applicable taxes,  arising from changes in interest  rates are  accumulated in the Interest
Maintenance  Reserve  ("IMR") and are amortized into net investment  income over the estimated  remaining life of the  investment  sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION  RESERVE - An AVR applying to the specific risk  characteristics of all invested asset  categories  excluding  cash,  policy loans and investment income accrued has been established based on a statutory  formula.  Realized and unrealized gains and losses arising from changes in the  creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the
AVR are applied directly to unassigned surplus.

NET INVESTMENT  INCOME AND EXPENSES - Net  investment  income  includes  premium amortization,  discount accretion, as well as interest and dividends received or accrued on  investments.  Net  investment  income is  reported  as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special  surplus  funds  represent  the unearned  portion of ceding  commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by  actuarial  methods  and are  determined  based  on  published  tables  using specified  interest rates and valuation  methods in accordance  with  Department regulations.

LIFE RESERVES

Reserves for life  contracts are primarily  mean reserves based on mortality and interest  rate  assumptions  (ranging from 2.25% to 6.00%),  in accordance  with
Department regulations.

                                                                              13

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Premium deficiency  reserves,  if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred  fractional premiums upon the death of the insured and returns any portion of the final  premium  beyond the date of death.  Reserves  are never less than  surrender  values  available at valuation date.

ANNUITY RESERVES

Reserves for  contractual  funds not yet used for the purchase of annuities  are reserved for using the continuous  version of the Commissioners  Annuity Reserve
Valuation  Method  ("CARVM"),  in which the greatest  present  value of benefits considering  voluntary and involuntary  benefits streams is deemed sufficient to provide for benefits arising from the contracts.  Calculations  follow Actuarial
Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial
Guideline 43 is followed.  Reserves for life and disability  insurance are based on mortality,  morbidity,  and interest  rate  assumptions  in  accordance  with
Department  regulations.

Reserves  for  annuity  contracts  in the payout  phase are  computed on the net single  premium  method and  represent  the  estimated  present  value of future retirement  benefits.  These  reserves are based on mortality  and interest rate assumptions  (ranging  from 5.25% to  13.25%),  in  accordance  with  Department regulations.

Transfers from separate  accounts  represent the difference  between the account values held on the separate  accounts and the  statutory  reserves  required for these policies using the Commissioner's valuation reserve methodology.

BORROWED FUNDS

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB")
in September  2008.  These  advances taken are both variable rate and fixed rate advances  which range in maturity from two years to twenty years.  The Company's intention is to use the proceeds from these  advances to invest in  highly-rated
Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2011, the Company owned $3,158 of FHLB common stock and had  pledged  RMBS with a fair  value of  $55,176  as  collateral.  At
December  31,  2010,  the Company  owned  $3,833 of FHLB  capital  stock and has pledged  collateral  of  $65,163 in  carrying  value of RMBS  securities.  As of
December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663.  As of December 31, 2010,  the Company had drawn  $77,000 in
FHLB advances with an unpaid  balance of $66,467.  The assets and liability were classified  in the general  account as the program was  established  to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance  premiums and benefits paid or provided are accounted for on a basis consistent  with those used in accounting for the original  policies  issued and the terms of the reinsurance  contracts. A liability for reinsurance balances is provided for unsecured  policy  reserves  ceded to reinsurers  not authorized to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal  income tax  provision  (benefit)  included in the  statutory  basis statements  of operations  is based on taxes paid or  anticipated  to be paid or refunds expected to be received.

                                                                              14

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance  sheet date or 10% of capital and surplus  excluding any net  deferred  tax assets,  EDP  equipment  and  operating  software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against  existing gross  deferred tax  liabilities.  The remaining deferred tax assets are  nonadmitted.  Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments   held  in  the   separate   accounts  are  stated  at  fair  value.
Participants'  corresponding  equity in the  separate  accounts is reported as a liability in the accompanying  statements.  Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations  as net  transfers  to (from)  separate  accounts.  Investment  gains
(losses)  in the  separate  accounts  are  offset  by a  change  to the  reserve
liabilities  in  the  respective   separate   accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance  premiums  and  annuity  considerations  without  mortality  risks are recognized as income when due. Annuity  considerations  with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income  consists  primarily of income from fees  associated  with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND  ADMINISTRATIVE  EXPENSES

General and  administrative  expenses are charged to expense as  incurred.  This includes  direct expenses  incurred by the Company and expenses  allocated by JN
Financial to the Company.

ESTIMATES

The  preparation of financial  statements in accordance  with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial  statements and accompanying notes. Actual results could differ from these estimates.

                                                                              15

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2011 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  6,640   $   418   $     --   $  7,058
  States and political subdivisions     18,438       808       (230)    19,016
  Corporate bonds                      121,721    10,062       (675)   131,108
  Mortgage-backed securities:
    U.S. government agencies            27,367     1,494     (2,146)    26,715
    Corporate                          246,615     2,402    (15,139)   233,878
--------------------------------------------------------------------------------
                                       420,781    15,184    (18,190)   417,775
Preferred stock                          8,432        11       (139)     8,304
Common stock                            11,080        --       (634)    10,446
--------------------------------------------------------------------------------
Total                                 $440,293   $15,195   $(18,963)  $436,525
================================================================================

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2010 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  8,244   $   388   $     --   $  8,632
  States and political subdivisions     15,761       142       (708)    15,195
  Corporate bonds                      113,321     6,785       (881)   119,225
  Mortgage-backed securities:
    U.S. government agencies            16,970     1,529         (2)    18,497
    Corporate                           83,955     2,543       (609)    85,889
--------------------------------------------------------------------------------
                                       238,251    11,387     (2,200)   247,438
Preferred stock                         20,641        23       (472)    20,192
Common stock                             8,833        --        (72)     8,761
--------------------------------------------------------------------------------
Total                                 $267,725   $11,410   $ (2,744)  $276,391
================================================================================

As of December 31, 2011 and 2010, the Company had fixed maturity securities with a statement value of $12,862 and $13,044,  respectively, on deposit with various state regulatory agencies.

                                                                              16

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The statement  values and NAIC market values of  investments  in fixed  maturity securities by contractual maturity (except for mortgage-backed  securities which are stated at expected maturity) at December 31, 2011 are as follows:

                                                                          NAIC
                                                          Amortized      Market
                                                               Cost      Value
--------------------------------------------------------------------------------
Due in one year or less                                    $  1,660   $  1,663
Due after one year through five years                        42,394     44,093
Due after five years through ten years                       82,476     89,820
Due after ten years                                          20,269     21,606
Mortgage-backed securities                                  273,982    260,593
--------------------------------------------------------------------------------
Total                                                      $420,781   $417,775
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment  penalties.

For the years ended  December 31, 2011,  2010 and 2009,  proceeds from the sales and  maturities  of  fixed  maturity  securities  were  $168,402,  $367,475  and
$157,295, respectively.

Net realized capital gains (losses) for 2011, 2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                    Gross
                                 Realized      Gross   Other Than
                                  Capital   Realized    Temporary
                                    Gains     Losses   Impairment        Total
--------------------------------------------------------------------------------
Bonds                              $2,943      $(491)     $(5,006)     $(2,554)
Preferred stock                        40        (39)      (1,571)      (1,570)
Mortgage loans                         --         --          (11)         (11)
Derivatives                            --       (163)          --         (163)
--------------------------------------------------------------------------------
    Net realized capital gains
     (losses)                       2,983       (693)      (6,588)      (4,298)
Transfer to IMR                    (2,548)        --        1,314       (1,234)
--------------------------------------------------------------------------------
Net realized capital gains
  (losses)                         $  435      $(693)     $(5,274)     $(5,532)
================================================================================

                                                                              17

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment       Total
----------------------------------------------------------------------------
Bonds                           $ 16,100   $ (1,116)  $   (1,186)  $ 13,798
Preferred stock                       --        (49)      (5,000)    (5,049)
Common stock                          --        (10)          --        (10)
Mortgage loans                        --         --         (349)      (349)
Derivatives                           --       (914)          --       (914)
Real estate                           --        (21)          --        (21)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                    16,100     (2,110)      (6,535)     7,455
Transfer from IMR                (14,773)        --          162    (14,611)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,327   $ (2,110)  $   (6,373)  $ (7,156)
============================================================================

YEAR ENDED DECEMBER 31, 2009
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment      Total
----------------------------------------------------------------------------
Bonds                           $  3,198   $ (1,926)  $   (2,294)  $ (1,022)
Preferred stock                       91        (14)          --         77
Common stock                         232         --           --        232
Mortgage loans                        --         --         (281)      (281)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                     3,521     (1,940)      (2,575)      (994)
Transfer from IMR                 (1,997)        --           --     (1,997)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,524   $ (1,940)  $   (2,575)  $ (2,991)
============================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition,  a $750 impairment  charge was recorded on the IGA in 2011.  The  commutation of the IGA was completed in 2011,  and the contract was  exchanged for a government  agency security and equity interests in certain corporate  investments.  The fair value of the government  agency security and equity  interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2011 and 2010, the Company held unrated or  less-than-investment grade  corporate  bonds with an aggregate  amortized cost of $10,680 and $4,427, respectively,  with an aggregate fair value of $10,131 and $4,279, respectively.
Those holdings  amounted to 2.5% and 1.9% of the Company's  investments in bonds at December 31, 2011 and 2010, respectively,  and 2.0% and 0.8% of the Company's total admitted assets at December 31, 2011 and 2010,  respectively.  The Company performs periodic  evaluations of the relative credit standing of the issuers of these bonds.

                                                                              18

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES

At  December  31,  2011,  the  Company  held S&P puts with a notional  amount of
$6,800,  a cost of $491 and a market value of $348.  At December  31, 2010,  the
Company  held S&P puts with a notional  amount of $12,300,  a cost of $488 and a market  value of $106.  The puts  contain  market risk since the market value is derived from movements in the S&P 500 and the  expiration  date of the contract.
The Company  uses hedge  accounting  and reports the puts at fair value with the change in market value  recognized in the net realized  capital gain (loss) line of the Statements of Operations.  In 2011, the Company  reported a realized loss of $163.  The  total  realized  loss due to  market  value  changes,  sales  and expirations in 2010 was $914.

NET INVESTMENT INCOME

Net  investment  income for the years ended  December 31,  2011,  2010 and 2009, including  accrual of discount  and  amortization  of  premiums,  arose from the following sources:

                                       2011       2010       2009
------------------------------------------------------------------
Bonds                              $ 25,505   $ 22,669   $ 23,953
Preferred stock                         730        540        549
Common stock                             14         13          5
Mortgage loans on real estate         1,126      1,047      1,111
Policy loans                            461        791        946
Cash and short-term investments           4          3         51
Other invested assets                   779        428         55
Miscellaneous investment income         330        286         24
------------------------------------------------------------------
   Total gross investment income     28,949     25,777     26,694
Investment expense                   (1,074)      (913)      (587)
Interest expense                     (1,402)    (1,614)    (1,095)
------------------------------------------------------------------
Net investment income              $ 26,473   $ 23,250   $ 25,012
==================================================================

There was no accrued  investment  income excluded from surplus during 2011, 2010 and 2009.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have  an  impairment  that  is  other  than  temporary.  This  process  involves monitoring  market events that could impact issuers'  credit  ratings,  business climate,  management  changes,  litigation  and  government  actions,  and other similar factors. This process also involves monitoring late payments, downgrades
by  rating  agencies,  key  financial  ratios,  financial  statements,   revenue
forecasts and cash flow  projections as indicators of credit issues.  At the end of each quarter,  the Company's  investment advisor reviews all securities where market  value is less than an agreed upon  percent of  amortized  cost for three months or more to determine whether impairments need to be taken.

                                                                              19

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company considers relevant facts and circumstances in evaluating whether the
impairment  of  a  security  is  other  than   temporary.   Relevant  facts  and
circumstances  considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer,  including the current and future impact of any specific events;  and (3) the Company's  ability and intent to hold the  security to  maturity or until it recovers in value.  To the extent the Company  determines  that a security is deemed to be other than  temporarily impaired,  the difference between amortized cost and fair value would be charged to operations.

There  are a number  of  significant  risks and  uncertainties  inherent  in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment  of an issuer's  ability to meet all of its  contractual  obligations will change based on changes in the credit  characteristics  of that issuer, (2)
the risk that the economic  outlook will be worse than  expected or have more of an impact  on the  issuer  than  anticipated,  (3)  information,  or  fraudulent
financial   statements,   could  be   provided  to  the   Company's   investment
professionals  who determine the fair value  estimates and other than  temporary impairments,  and (4) the risk that new  information  obtained by the Company or changes in other  facts and  circumstances  lead it to change its intent to hold the security to maturity or until it recovers in value.  Any of these situations could result in a charge to operations in a future period.

Unrealized  losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2011 and 2010 follow:

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------
                              Less Than 12 Months      12 months or More
                              in Unrealized Loss      in Unrealized Loss            Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  3,348   $     (168)  $ 2,072   $      (62)  $  5,420   $    (230)
Corporate bonds                13,743         (498)      621         (177)    14,364        (675)
Mortgage-backed
   securities:
      U.S. government
         agencies               5,115       (2,146)       --           --      5,115      (2,146)
      Corporate               159,759      (13,730)   12,414       (1,409)   172,173     (15,139)
------------------------------------------------------------------------------------------------
Total debt securities         181,965      (16,542)   15,107       (1,648)   197,072     (18,190)
Preferred stock                 6,384         (139)       --           --     6,384        (139)
Common stock                       --           --     4,366         (634)     4,366        (634)
------------------------------------------------------------------------------------------------
Total                        $188,349   $  (16,681)  $19,473   $   (2,282)  $207,822   $ (18,963)
================================================================================================
Number of positions held           74                      8                      82
================================================================================================

                                                                              20

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2010
------------------------------------------------------------------------------------------------
                             Less Than 12 Months      12 Months or More
                              in Unrealized Loss      in Unrealized Loss             Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  9,360   $     (445)  $ 2,186   $     (263)  $11,546   $     (708)
Corporate bonds                22,959         (633)    3,786         (248)   26,745         (881)
Mortgage-backed
   securities:
      U.S. government
         agencies                  25           --       73           (2)       98            (2)
      Corporate                 6,134          (40)    2,898         (569)    9,032         (609)
------------------------------------------------------------------------------------------------
Total debt securities          38,478       (1,118)    8,943       (1,082)   47,421       (2,200)
Preferred stock                   179           (1)   19,709         (471)   19,888         (472)
Common stock                    4,928          (72)       --           --     4,928          (72)
------------------------------------------------------------------------------------------------
Total                        $ 43,585   $   (1,191)  $28,652   $   (1,553)  $72,237   $   (2,744)
================================================================================================
Number of positions held                        40                     18                     58
================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2011 and 2010,  the Company had  $2,233,631  and  $2,420,549,
respectively,  of individual and group life insurance in force.  On $245,823 and
$269,988 of insurance  in force as of December 31, 2011 and 2010,  respectively, gross  premiums  were  less  than the net  premiums  according  to the  standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,099 and $2,494 at December 31, 2011 and 2010,  respectively.
The Company has ceded 100% of its life reserves at December 31, 2011 and 2010.

Substantially  all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the  separate  account  is  credited  directly  to the  policyholder  and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market  value  adjustment  with one,  three and  five-year options.

GUARANTEED  MINIMUM  INCOME  BENEFIT  ("GMIB")  - Riders  available  on  certain variable  products of the Company provide an annuitization  benefit equal to the
largest   contract  value  on  any  contract   anniversary   less  any  adjusted
(proportional) partial withdrawals.

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  ("GMWB") - Riders available on certain variable  products of the Company provide a withdrawal  benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender  charge,  after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable  annuities  generally provide an incidental  death benefit of the greater of account value or premiums paid net of  withdrawals.  On some policy  forms,  the Company also  provides an incidental  death benefit equal to the greater of account value and premiums net of withdrawals  accumulated at 5% ("5% roll-up  benefit"),  the greatest account value on any contract  anniversary  ("1-year  ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                                                              21

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------

At December 31, 2011, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $410,506         $26,144          $21,010
GMIB                                 16,924             877                3
GMWB                                  2,806               5               --
============================================================================

At December 31, 2010, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $480,932         $24,368          $19,336
GMIB                                 18,826             649                6
GMWB                                  3,432               1               --
============================================================================

The following  table provides  information  on the GMDB features  outstanding at
December 31, 2011 and 2010.  (Note that the Company's  variable  contracts  with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2011 and 2010 is as follows:

                                                         2011          2010
------------------------------------------------------------------------------
                                                     (in the event of death)

Return of net deposit:
   Account value                                     $  233,877   $    273,437
   Net amount at risk                                $   30,764   $     28,651
   Average attained age of contract holders                  54             53
Return of net deposits plus a minimum return         $  171,268   $    200,363
Net amount at risk                                   $  154,373   $    146,829
Average attained age of contract holders                     63             62
Guaranteed minimum return                                     5%             5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
     Account value                                   $    5,361   $      7,132
     Net amount at risk                              $    1,206   $      1,372
     Average attained age of contract holders                63             62
------------------------------------------------------------------------------

GMIB  feature  offers the  contract  holder  annuitization  at greater of annual ratchet value and  then-current  account value.  Annuitization is prohibited for the first 7 to 15 contract years,  with the exact  restriction  depending on the annuitant's age at issue. The separate account values are $16,295 and $18,161 at
December 31, 2011 and 2010, respectively.

GMWB features offer the contract  holder annual  withdrawal of set percentage of net contributions  without incurring surrender charge,  until the full amount of the net  contribution  is  exhausted.  Depending  on which  rider is  purchased, annuitants are restricted  from taking such  withdrawals  for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                                                                              22

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate  account  balances  attributable  to variable  annuity  contracts  with guarantees at December 31, 2011 and 2010 are as follows:

                                                           2011           2010
------------------------------------------------------------------------------
Asset type:
   Domestic equity                                   $  199,151   $    245,750
   International equity                                  29,765         48,480
   Bonds                                                 48,450         46,820
   Balanced bond/equity                                  19,620         19,938
------------------------------------------------------------------------------
     Total                                              296,986        360,988
Money market                                             31,336         38,515
------------------------------------------------------------------------------
     Total                                           $  328,322   $    399,503
==============================================================================
Percent of total variable annuity
   separate account values                                 24.5%          32.1%
==============================================================================

At December 31, 2011,  annuity  reserves and deposit fund  liabilities  that are subject to discretionary withdrawal (with adjustment),  subject to discretionary withdrawal  (without  adjustment),  and not subject to discretionary  withdrawal provisions are summarized as follows:

                                                              2011
                                                     -------------------------
                                                         Amount     % of Total
------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
   1.   With market value adjustment                 $      524             --%
   2.   At book value less current surrender
           charge of 5% or more                           6,564             .4
   3.   At fair value                                 1,335,458           74.0
------------------------------------------------------------------------------
   4.   Total with adjustment or at fair value        1,342,546           74.4
   5.   At book value without adjustment
           (minimal or no charge or adjustment)         435,840           24.2
B. Not subject to discretionary withdrawal               25,608            1.4
------------------------------------------------------------------------------
C. Total (gross: direct + assumed)                    1,803,994          100.0
D. Reinsurance ceded                                  (259,902)             --
------------------------------------------------------------------------------
E. Total (net) (C) + (D)                             $1,544,092         100.0%
==============================================================================

6. FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of financial instruments have been determined by using available market  information and the valuation  methodologies  described below.
Considerable  judgment is often required in interpreting  market data to develop estimates of fair value.  Accordingly,  the estimates  presented  herein may not necessarily  be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                                                              23

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts related to the Company's  financial  instruments as of December 31, 2011 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      420,781   $  417,775
Preferred stock                                              8,432        8,304
Common stock                                                10,446       10,446
Cash and short-term investments                             47,438       47,438
Mortgage loan trusts                                        13,584       13,584
Mortgage loans on real estate                                2,212        2,212
Real estate                                                  1,314        1,314
Policy loans                                                 7,226        7,226
Derivatives                                                    348          348
Intercompany note                                              952          952
Other invested assets                                        2,455        2,455
Separate account assets                                  1,338,863    1,338,863
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,123   $  214,832
FHLB advances                                               52,769       52,769
Separate account liabilities                             1,338,863    1,338,863
================================================================================

Amounts related to the Company's  financial  instruments as of December 31, 2010 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      238,251   $  247,438
Preferred stock                                             20,641       20,192
Common stock                                                 8,761        8,761
Cash and short-term investments                            217,679      217,679
Mortgage loan trusts                                        14,417       14,417
Mortgage loans on real estate                                1,510        1,510
Real estate                                                    705          705
Policy loans                                                 7,961        7,961
Derivatives                                                    106          106
Intercompany note                                              952          952
Other invested assets                                        2,376        2,376
Separate account assets                                  1,244,123    1,244,123
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,197   $  215,291
FHLB advances                                               66,597       66,597
Separate account liabilities                             1,244,123    1,244,123
================================================================================

                                                                              24

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCK

Common stock is comprised of securities which represent a residual  ownership in a  corporation  and are  reported at fair value.  The related  unrealized  gains
(losses)  are  reported  as a component  of  unassigned  surplus  along with any adjustment for Federal income taxes.  If it is determined that a decline in fair value is other than temporary,  the cost of the common stock is written down and a realized loss is recognized.

BONDS AND EQUITY SECURITIES

Fair value for bonds and equity  securities is determined by reference to market prices quoted by the NAIC,  broker,  third-party  pricing  sources,  or modeling using discounted cash flows.

CASH AND  SHORT-TERM  INVESTMENTS

The carrying value for cash and short-term investments  approximates fair values due to the short-term maturities of these instruments.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans,  mortgage  loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual  funds  not yet used to  purchase  retirement  annuities  and  other deposit  liabilities are stated at their cash surrender  value.  These contracts are issued with variable interest rates that are periodically  adjusted based on changes in underlying economic conditions.

The fair values of other  policyholder  liabilities  were calculated under 1,000 stochastically  generated projection scenarios. In determining the fair value of liabilities,  benefits and  expenses  less  premiums  under the  scenarios  were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent  valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated  fair value of derivatives  is determined by  broker/dealers  that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate  account assets and  liabilities  are stated at fair value based on the
NAV of the underlying mutual funds, as determined by the fund manager.

                                                                              25

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. FAIR VALUE MEASUREMENTS

The following are the levels of the  hierarchy  and a brief  description  of the type of valuation inputs that are used establish each level:

o     Pricing Level 1 - Valuations  based on unadjusted  quoted prices in active markets for identical  assets that the Company's  pricing sources have the ability to access. Since the valuations are

o     Pricing Level 2 - Valuations  based upon quoted prices for similar  assets in active  markets,  quoted  prices for  identical  or  similar  assets in inactive markets, or valuations based on market data.

o     Pricing Level 3 - Valuations that are derived from techniques in which one or more of the  significant  inputs  are  unobservable,  including  broker quotes which are not binding.

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2011 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Preferred stock                           $       --   $       --   $    1,505   $    1,505
   Fixed income                                      --          125           --          125
   Common stock                                   3,158           --        7,288       10,446
   Other invested assets                             --           --        2,455        2,455
   Derivatives                                                   348           --          348
   Separate account assets                           --    1,338,863           --    1,338,863
-----------------------------------------------------------------------------------------------
                                             $    3,158   $1,339,336   $   11,248   $1,353,742
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,338,863   $       --   $1,338,863
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2011 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2011     Level 3     Level 3        Income       Surplus   Settlements     31, 2011
---------------------------------------------------------------------------------------------------------------------

Preferred stock            $       --   $      --   $      --   $        --   $        --   $     1,505   $    1,505
Common stock                    4,928          --          --            --          (562)        2,922        7,288
Other investment assets         2,371          --          --           186            --          (102)       2,455
=====================================================================================================================

                                                                              26

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2010 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Fixed income                              $       --   $      154   $       --   $      154
   Common stock                                   3,833           --        4,928        8,761
   Other invested assets                             --           --        2,371        2,371
   Derivatives                                       --          106           --          106
   Separate account assets                           --    1,244,123           --    1,244,123
-----------------------------------------------------------------------------------------------
                                             $    3,833   $1,244,383   $    7,299   $1,255,515
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,244,123   $       --   $1,244,123
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2010 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2010     Level 3     Level 3        Income       Surplus   Settlements     31, 2010
---------------------------------------------------------------------------------------------------------------------

Common stock               $       --   $      --   $      --   $        --   $       (72)  $     5,000   $    4,928
Other invested assets              --          --          --            --            --         2,371        2,371
=====================================================================================================================

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business
to  Protective  Life  Insurance  Company  ("Protective"),   Washington  National
Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas  ("Conseco").
The total reserves transferred under these agreements were $326,817 and $342,140 for the years ended December 31, 2011 and 2010,  respectively.  As part of these transactions,  the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax.  Protective,  WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the  simplified-issue  term life business to Wilton Re. The gain on this transaction,  primarily in the form of a ceding  commission,  was recorded as an increase to surplus,  as special surplus funds.  Wilton  Re  provides  for full  servicing  of these  policies.  With the completion  of  this  transaction,  the  Company  retains  no  traditional  life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers.
The most significant  arrangement cedes approximately $20,689 and $19,059 of its
$20,689  and  $19,059,  respectively,  GMDB  reserves  on  subject  policies  to
Connecticut  General Life Insurance  Company,  a subsidiary of CIGNA Corporation for the years ended December 31, 2011 and 2010, respectively.

                                                                              27

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

In 2010,  the  Company  reinsured  100% of a closed  fixed  only  annuity  block originated by the Company  prior to 2003 to Athene Life Re Ltd.  ("Athene") on a coinsurance  with funds  withheld  basis.  The total  reserves  ceded under this agreement  were  $189,648  and  $197,317  as of  December  31,  2011  and  2010,
respectively.  As part of this  transaction,  the Company also  transferred  the related IMR balance and  received a ceding  commission  of $12,408.  The gain on this  transaction  was  recorded as an increase to surplus,  as special  surplus funds,  net of tax.  The Company  retains  the  servicing  of these  policies in exchange for a per policy expense allowance from Athene.

The Company  retains the primary  obligation to the  policyholder  for reinsured policies.  Failure of  reinsurers  to honor their  obligations  could  result in losses  to the  Company;  consequently,  the  Company  evaluates  the  financial condition  of its  reinsurers  in order to minimize  its exposure to losses from reinsurer insolvencies.

No policies  issued by the Company have been reinsured  with a foreign  company, which is controlled,  either  directly or  indirectly,  by a party not primarily engaged in the business of insurance. At December 31, 2011 and 2010, there is no reinsurance  agreement  in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial  statements have been reduced for reinsurance  ceded on life, annuity and accident and health policies as follows:

                                                  2011         2010        2009
--------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $  32,623    $ 231,115   $  35,686
Policyholder benefits                           44,584       47,505      41,303
Change in insurance and annuity
   reserves                                    (19,592)     178,224     (24,506)
Policy and contract reserves                   588,353      608,570     430,557
================================================================================

The Company  entered  into a  reinsurance  agreement  with  Scottish Re US, Inc.
("SRUS")  effective  January 1, 2005,  whereby it ceded 30% of its  reserves  on select variable annuity contracts.  The reinsurance on the fixed account portion of these  contracts is on a coinsurance  basis.  The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded.
In January 2005,  the Company  transferred  reserves of  approximately  $54,600, under the  coinsurance  portion of the  contract,  to SRUS and received a ceding commission  of  approximately  $520,  which will be amortized to income over the expected life of the underlying business using the straight-line method.

                                                                              28

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware  Department")
issued an order of supervision against SRUS which, among other things,  requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the  Department.  Effective  June 23, 2011,  the order of supervision  was  terminated  by the  Delaware  Department,  due to the improved financial  condition  demonstrated by SRUS. As of December 31, 2011, the balance of annuity business ceded to SRUS was approximately  $53,000 under  coinsurance.
SRUS  continues  to maintain  the  capital  ratios  required by the  reinsurance agreement.  The Company  continues to evaluate the  financial  condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company.  However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve  credit for the  business of SRUS in the future.  If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured  reserves ceded to unauthorized  reinsurers during  2011,  2010 and 2009.  During 2011,  2010 and 2009,  the Company did not
write off any reinsurance  balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium,  annuity and other consideration  amounts included in the statutory basis  statements of operations for the years ended December 31, 2011,  2010 and
2009  were  comprised  of  the  following  (not  including   considerations  for
supplementary  contracts  with life  contingencies  of $54,  $154 and $265 as of
December 31, 2011, 2010 and 2009, respectively):

YEAR ENDED DECEMBER 31,          2011        2010        2009
--------------------------------------------------------------
Short duration contracts:
   Direct premiums          $   4,652   $   5,207   $   5,917
   Reinsurance ceded           (4,652)     (5,207)     (5,917)
--------------------------------------------------------------
      Total premiums        $      --   $      --   $      --
==============================================================
Long duration contracts:
   Direct premiums          $ 303,523   $ 217,331   $ 173,408
   Reinsurance assumed             89       3,050       3,828
   Reinsurance ceded          (27,971)   (225,908)    (29,709)
--------------------------------------------------------------
      Total premiums        $ 275,641   $  (5,527)  $ 147,527
==============================================================

9. COMMITMENTS AND CONTINGENCIES

Various  lawsuits  against the Company may arise in the  ordinary  course of the
Company's  business,  some of which the  Company  may be  indemnified  for under
certain  agreements.   Contingent   liabilities  arising  from  ordinary  course
litigation,  income  taxes and other  matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2011 and 2010, the Company has estimated probable  recoveries through premium tax credits to be $510 and $408,  respectively.  The period over which the credits are realized  varies by state but typically range from five to ten years.

                                                                              29

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

Current income taxes  incurred for the years ended  December 31, 2011,  2010 and
2009 consist of the following major components:

YEAR ENDED DECEMBER 31,         2011   2010   2009
--------------------------------------------------
Income tax expense on current
   year operating income        $ --   $ --   $ --
Prior year overaccrual of tax     --     --     --
--------------------------------------------------
Current income taxes incurred   $ --   $ --   $ --
==================================================

As of December  31, 2011,  the Company had a balance of $11 in its  policyholder surplus account under the provisions of the Internal Revenue Code.

                                                                              30

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components  of the  deferred tax assets  ("DTA") and  deferred  tax  liabilities
("DTL") as of December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
                                      Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

Gross deferred tax assets             $ 46,466   $    --   $46,466   $ 41,092   $ 3,748   $44,840
Gross deferred tax liabilities           1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
                                        45,343        --    45,343     38,075     3,748    41,823
Less: Nonadmitted deferred tax
  assets                                45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
Net deferred tax assets               $     --   $    --    $   --   $     --   $    --    $   --
==================================================================================================
Increase (decrease) in
  nonadmitted gross deferred
  tax assets                          $  7,268   $(3,748)  $ 3,520   $  1,849   $ 1,014   $ 2,863
==================================================================================================

The main  components  and the change in  deferred  tax assets and  deferred  tax liabilities for the years ended December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
DECEMBER 31,                          Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

DTAs resulting from book/tax
  differences in:
    Net operating loss carryforward   $ 31,173   $    --   $31,173   $ 24,111   $    --   $24,111
    Capital loss carryforward               --        --        --         --     3,748     3,748
    Insurance reserves                   2,143        --     2,143      2,128        --     2,128
    Section 807(f) reserve basis
      change                             3,275        --     3,275      4,920        --     4,920
    Proxy DAC                            4,163        --     4,163      4,537        --     4,537
    Ceding commissions                   2,277        --     2,277      3,092        --     3,092
    Investments                          3,435        --     3,435      2,304        --     2,304
--------------------------------------------------------------------------------------------------
Gross DTAs                              46,466        --    46,466     41,092     3,748    44,840
--------------------------------------------------------------------------------------------------
Nonadmitted DTAs                        45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Other                                1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Gross DTLs                               1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Net admitted deferred tax assets      $     --   $    --   $    --   $     --   $    --   $    --
==================================================================================================

                                                                              31

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not elected to admit  deferred tax assets  pursuant to Statement of Statutory Accounting Principles No. 10R, "Income Taxes", paragraph 10(e), for the current reporting  period.  The current period election does not differ from the prior reporting  period.

The significant book to tax differences in 2011, 2010 and 2009 are as follows:

                                                     2011      2010      2009
--------------------------------------------------------------------------------
Statutory income (loss) before taxes              $   740   $ 5,244   $ 4,370
Net realized capital losses                        (5,532)   (7,156)   (2,991)
--------------------------------------------------------------------------------
   Total pre-tax statutory income
     (loss)                                       $(4,792)  $(1,912)  $ 1,379
================================================================================
Benefit/provision at Federal statutory
     rate (35%)                                   $(1,677)  $  (669)  $   483
--------------------------------------------------------------------------------
Reinsurance ceding commission                          --        --      (291)
Amounts related to prior years                     (4,546)      (19)       --
IMR/AVR                                              (172)     (400)       20
Fines and penalties                                     9         4         4
Nondeductible loss carryforwards                       --        --      (773)
True up DTA/other                                   6,386     1,084       557
--------------------------------------------------------------------------------
   Total adjustments                                1,677       669      (483)
--------------------------------------------------------------------------------
Federal income tax benefit                        $    --   $    --   $    --
================================================================================

As of December 31, 2011 and 2010, the Company had operating  loss  carryforwards of  approximately  $89,067 and $68,900,  respectively,  which begin to expire in
2018.  As  of  December  31,  2011  and  2010,  the  Company  had  capital  loss carryforwards of approximately $-0-and $10,700, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Accordingly,  a significant  amount of such net operating loss carryforwards will expire unused, the amount of which has not yet been  determined.

The Company files a separate life insurance company Federal income tax return.

11. RELATED PARTY TRANSACTIONS

Effective  July 1, 2006,  the Company  entered into a service  agreement with JN
Financial. These agreements covered certain general and administrative expenses.
During 2011, 2010 and 2009, operating expenses of $17,053,  $14,968 and $11,810, respectively,  were charged to the Company and are reflected in the accompanying statutory basis statements of operations.  Amounts due to JN Financial were $339 and $740 at December 31, 2011 and 2010, respectively. The terms of the agreement require that these amounts be charged at least  quarterly and settled  within 30 days.

Effective May 2003, the Company  entered into two servicing  agreements with its affiliate,  Jefferson National Securities  Corporation  ("JNSC").  The Paymaster
Agreement  stipulates that the Company will pay all commissions  associated with the  issuance  of variable  contracts  through  JNSC and the  Company  agrees to reimburse JNSC for all variable  commissions  paid. The  Distribution  Agreement stipulates that JNSC agrees to be the distributor of variable  contracts for the
Company

                                                                              32

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

and the Company  agrees that it will reimburse the costs it incurs to distribute these contracts.  The total amount reimbursed in 2011, 2010 and 2009 under these agreements was $1,024, $1,258 and $1,294, respectively.

Effective  July  2007,  JN  Financial,  the  Company's  parent,  created  a  new subsidiary,  JNF Advisors,  Inc. ("JNA").  Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective  February  17,  2011,  the Company  formed 435  Management  LLC as its subsidiary.  435  Management  LLC owns  certain  REO  property  as a  result  of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an  affiliate  which  would  result in a  material  contingent  exposure  of the
Company's or any affiliated insurer's assets or liabilities.

During 2011 and 2010,  the Company did not own any common  shares of an upstream intermediate or ultimate parent,  either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable  annuity  policyholders.  Policyholders  bear the investment  performance risk associated with these  annuities.  Separate account assets are invested at the direction of the  policyholders,  primarily in mutual funds.  Separate  account  assets are reported at fair value based  primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed.  However, the
Company  also has minimal  guaranteed  separate  accounts  that are subject to a market  value  adjustment  with one,  three and five year  options.  Information regarding  the  separate  accounts  of the Company as of and for the years ended
December 31, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                                 2011                         2010
-------------------------------------------------------------------------------------------------------
                                                Separate           Non-        Separate           Non-
                                           Accounts With     Guaranteed   Accounts With     Guaranteed
                                              Guarantees       Separate      Guarantees       Separate
                                              Nonindexed       Accounts      Nonindexed       Accounts
-------------------------------------------------------------------------------------------------------

Premiums, deposits and other
   considerations                          $          --     $  274,690   $          --   $    186,610
=======================================================================================================
For accounts with assets at market
   value                                   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================
Reserves for separate accounts by
   withdrawal characteristics:
      Subject to discretionary
         withdrawal:
            With market value adjustment   $         504   $         --   $         605   $         --
            At market value                           --      1,333,566              --      1,237,378
      Not subject to discretionary
         withdrawal                                   --          1,937              --          2,070
-------------------------------------------------------------------------------------------------------
      Total separate account liabilities   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================

                                                                              33

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts  transferred  to  and  from  non-guaranteed  separate  accounts  in  the statutory  basis  statements  of  operations  of the  separate  accounts and the general  account for the years ended  December  31,  2011,  2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31,                          2011        2010        2009
------------------------------------------------------------------------------
Transfers to separate accounts              $ 274,742   $ 186,604   $ 142,466
Transfers from separate accounts              142,228     123,517     126,131
------------------------------------------------------------------------------
Net transfers to (from) separate accounts   $ 132,514   $  63,087   $  16,335
==============================================================================

13. EMPLOYEE BENEFITS

The Company  provides  certain life  insurance  benefits for a limited number of currently  retired  employees  who worked for the Company  prior to 2002.  These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $317 and $352 at December 31, 2011 and
2010,  respectively,  and was  included in other  liabilities.  The expenses for these plans were $21 and $68 at December  31, 2011 and 2010,  respectively.  The discount rate used in determining the benefit obligation was 5.25%.

14. CAPITAL AND SURPLUS

The  maximum  amount of  dividends  which can be paid by the State of Texas life insurance  companies to shareholders  without prior approval of the Commissioner is the greater of statutory net gain from  operations  before  realized  capital gains or losses for the  preceding  year or 10% of statutory  surplus as regards policyholders  at the end of the preceding  year. Any such dividend must also be paid  from  earned  surplus  as  calculated  by a formula  created  by the Texas
Department of Insurance.  Statutory net income from  operations  before realized capital  gains or losses for 2011 was $740.  Statutory  surplus  with regards to policyholders  as of December  31, 2011 was  $47,174.  The Company had no earned surplus as of December 31, 2011. The maximum  dividend  payout which may be made without prior approval in 2011 is $-0-.

The Company received downstream capital contributions from JN Financial totaling
$23,660 in 2011.  $3,000 was received in March  related to an  investment  in JN
Financial  by a  previous  owner,  and  $20,660  was  received  related  to  the management  buyout in December.

At  December  28,  2011,  the  Company  was  granted  permission  from the Texas
Department  of  Insurance to restate  unassigned  surplus to zero under SSAP 72,
"Quasi-Reorganization",  limited to the amount of gross paid in and  contributed surplus reported by the Company.  The Company restated the unassigned surplus to
$(6,505),  representing the unamortized  ceding  commission  included in special surplus  funds  that  will  amortize  into net  income  in  future  years.  This restatement was granted as (1) an 80% or greater change in ultimate ownership of the  Company  occurred  six months  prior to the  approval,  and (2) there was a substantive  change  to the  business  plan to focus  exclusively  on  marketing products to fee-based  advisors.  As a result,  $8,485 of the $23,660 of paid-in capital is shown as an increase in surplus  due to quasi  reorganization  in the statutory basis statement of capital and surplus.

                                                                              34

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance  companies are subject to certain  Risk-Based  Capital
("RBC")  requirements as specified by the NAIC.  Under those  requirements,  the amount of capital and surplus  maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December
31, 2011, 2010 and 2009, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's  management has performed  subsequent  events  procedures  through
April 18, 2012, which is the date the financial  statements were available to be issued,  and other than disclosed below,  there were no other subsequent  events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

                                                                              35

INDEPENDENT AUDITORS' REPORT
   ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic  statutory basis  financial  statements  included in the preceding  section of this report were  performed  for the purpose of forming an opinion on those  statements  taken as a whole.  The  supplementary  information presented  in the  following  section of this report is presented to comply with
the  National   Association  of  Insurance   Commissioners'   Annual   Statement
Instructions and the National Association of Insurance Commissioners' Accounting
Practices  and  Procedures  Manual  and  is not a  required  part  of the  basic statutory basis financial statements.  Such information is the responsibility of management  and  was  derived  from  and  relates  directly  to  the  underlying accounting and other records used to prepare the basic statutory basis financial statements.  The  information  has been  subjected  to the  auditing  procedures applied in the audits of the basic  statutory  financial  statements and certain additional  procedures,  including  comparing and reconciling  such  information directly to the  underlying  accounting  and other  records  used to prepare the basic  statutory  basis  financial  statements or to the basic  statutory  basis financial statements  themselves,  and other additional procedures in accordance with auditing standards  generally accepted in the United States of America.  In our  opinion,  the  information  is fairly  stated in all  material  respects in relation to the basic  statutory basis  financial  statements  taken as a whole.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                              36

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     330
   Other bonds (unaffiliated)                                            25,175
   Preferred stock (unaffiliated)                                           730
   Common stock                                                              14
   Mortgage loans on real estate                                          1,126
   Policy loans                                                             461
   Cash and short-term investments                                            4
   Other invested assets                                                    779
   Miscellaneous investment income                                          330
--------------------------------------------------------------------------------
         GROSS INVESTMENT INCOME                                      $  28,949
================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity -- statement value:
   Due within one year or less                                        $  42,446
   Over 1 year through 5 years                                           82,322
   Over 5 years through 10 years                                        173,544
   Over 10 years through 20 years                                        69,303
   Over 20 years                                                         74,751
--------------------------------------------------------------------------------
         TOTAL BY MATURITY                                            $ 442,366
================================================================================
   BONDS BY CLASS -- STATEMENT VALUE:
   Class 1                                                            $ 373,834
   Class 2                                                               57,852
   Class 3                                                               10,448
   Class 4                                                                  107
   Class 5                                                                   --
   Class 6                                                                  125
--------------------------------------------------------------------------------
         TOTAL BY CLASS                                               $ 442,366
================================================================================
Total bonds publicly traded                                           $ 327,746
Total bonds privately placed                                            114,620

Preferred stocks -- statement value                                       8,432
Short-term investments -- book value                                     21,585
Cash on deposit                                                          25,853
================================================================================
LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $     241
================================================================================

                                                                              37

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                             SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------

LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                              $    60,977
   Group life                                                                  3,598

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable      1,785
   Ordinary - involving life contingencies - amount of income payable          2,273
   Group - not involving life contingencies - amount of income payable           149
   Group - involving life contingencies - amount of income payable               458

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                       460
      Deferred - fully paid account balance                                   19,832
      Deferred - not fully paid -account balance                           1,662,590
=====================================================================================

                                                                              38

       ANNUAL STATEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE
--------------------------------------------------------------------------------

                                                                                              Admitted Assets as Reported
                                                        Gross Investment Holdings               in the Annual Statement
                                                        -------------------------  -------------------------------------------------
                                                              1            2            3           4            5            6
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested     Total
                                                                                                Collateral  (Col. 3 + 4)
                Investment Categories                        Amount    Percentage     Amount      Amount       Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------

1.  Bonds:
    1.1 U.S. treasury securities .....................      6,639,904       1.288    6,639,904           0     6,639,904       1.289
    1.2 U.S. government agency obligations
        (excluding mortgage-backed securities):
        1.21 Issued by U.S. government agencies ......              0       0.000            0           0             0       0.000
        1.22 Issued by U.S. government sponsored
             agencies ................................              0       0.000            0           0             0       0.000
    1.3 Non-U.S. government (including Canada,
        excluding mortgaged-backed securities) .......      2,011,210       0.390    2,011,210           0     2,011,210       0.390
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the
        U.S.:
        1.41 States, territories and possessions
             general obligations .....................              0       0.000            0           0             0       0.000
        1.42 Political subdivisions of states,
             territories and possessions and political
             subdivisions general obligations ........      5,844,332       1.134    5,844,332           0     5,844,332       1.134
        1.43 Revenue and assessment obligations ......     12,593,811       2.444   12,593,811           0    12,593,811       2.444
        1.44 Industrial development and similar
             obligations .............................              0       0.000            0           0             0       0.000
    1.5 Mortgage-backed securities
        (includes residential and commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ......      1,015,192       0.197    1,015,192           0     1,015,192       0.197
             1.512 Issued or guaranteed by FNMA and
                   FHLMC .............................     12,343,307       2.395   12,343,307           0    12,343,307       2.396
             1.513 All other .........................              0       0.000            0           0             0       0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA,
                   FNMA, FHLMC or VA .................      9,566,655       1.856    9,566,655           0     9,566,655       1.857
             1.522 Issued by non-U.S. Government
                   issuers and collateralized by
                   mortgage-backed securities issued
                   or guaranteed by agencies shown in
                   Line 1.521 ........................              0       0.000            0           0             0       0.000
             1.523 All other .........................    251,057,257      48.716  251,057,257           0   251,057,257      48.727
2.  Other debt and other fixed income securities
    (excluding short-term):
    2.1 Unaffiliated domestic securities (includes
        credit tenant loans and hybrid securities) ...     88,988,803      17.268   89,569,803           0    89,569,803      17.384
    2.2 Unaffiliated non-U.S. securities
        (including Canada) ...........................     30,720,360       5.961   30,139,360           0    30,139,360       5.850
    2.3 Affiliated securities ........................              0       0.000            0           0             0       0.000
3.  Equity interests:
    3.1 Investments in mutual funds ..................              0       0.000            0           0             0       0.000
    3.2 Preferred stocks:
        3.21 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.22 Unaffiliated ............................      8,432,322       1.636    8,432,322           0     8,432,322       1.637
    3.3 Publicly traded equity securities (excluding
        preferred stocks):
        3.31 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.32 Unaffiliated ............................              0       0.000            0           0             0       0.000
    3.4 Other equity securities:
        3.41 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.42 Unaffiliated ............................     10,446,180       2.027   10,446,180           0    10,446,180       2.027
    3.5 Other equity interests including tangible
        personal property under lease:
        3.51 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.52 Unaffiliated ............................              0       0.000            0           0             0       0.000
4.  Mortgage loans:
    4.1 Construction and land development ............              0       0.000            0           0             0       0.000
    4.2 Agricultural .................................              0       0.000            0           0             0       0.000
    4.3 Single family residential properties .........      2,212,073       0.429    2,212,073           0     2,212,073       0.429
    4.4 Multifamily residential properties ...........              0       0.000            0           0             0       0.000
    4.5 Commercial loans .............................     13,583,903       2.636   13,583,903           0    13,583,903       2.636
    4.6 Mezzanine real estate loans ..................              0       0.000            0           0             0       0.000
5.  Real estate investments:
    5.1 Property occupied by company .................              0       0.000            0           0             0       0.000
    5.2 Property held for production of income
        (including $............0 of property
        acquired in satisfaction of debt) ............              0       0.000            0           0             0       0.000
    5.3 Property held for sale (including $........0
        property acquired in satisfaction of debt) ...      1,313,718       0.255    1,313,718           0     1,313,718       0.255
6.  Contract loans ...................................      7,342,637       1.425    7,225,909           0     7,225,909       1.402
7.  Derivatives ......................................        348,255       0.068      348,255           0       348,255       0.068
8.  Receivables for securities .......................         42,914       0.008       42,914           0        42,914       0.008
9.  Securities Lending (Line 10, Asset Page
    reinvested collateral) ...........................              0       0.000            0         XXX           XXX         XXX
10. Cash, cash equivalents and short-term
    investments ......................................     47,437,908       9.205   47,437,908           0    47,437,908       9.207
11. Other invested assets ............................      3,406,637       0.661    3,406,637           0     3,406,637       0.661
                                                          --------------------------------------------------------------------------
12. Total invested assets ............................    515,347,378     100.000  515,230,650           0   515,230,650     100.000

                                      SI01

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2011
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381           NAIC Company Code 64017            Federal
Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2 of this
      annual statement                                          $    523,132,710

2.    Ten largest exposures to a single issuer/borrower/investment.

               1                            2                     3                   4
                                                                             Percentage of Total
           Issuer                 Description of Exposure        Amount         Admitted Assets
      -------------------         -----------------------   --------------   -------------------

2.01  ABSHE 2004-HE8 M1 .......   BOND                      $    13,630488                   2.6%
2.02  LROCK 2007-1A A3B .......   BOND                      $    7,143,239                   1.4%
2.03  FORE 2007-1A B ..........   BOND                      $    6,669,450                   1.3%
2.04  INGIM 2006-3A A2B .......   BOND                      $    6,642,185                   1.3%
2.05  FRASR 2011-5A C .........   BOND                      $    5,491,769                   1.2%
2.06  CIFC 2006-1BA A3L .......   BOND                      $    6,345,910                   1.2%
2.07  AMSI 2004-R10 M1 ........   BOND                      $    6,263,064                   1.2%
2.08  RAMP 2004-RS6 MII1 ......   BOND                      $    6,100,407                   1.2%
2.09  UITFRT 2007-1A B ........   BOND                      $    6,066,291                   1.2%
2.10  ARSI 2003-W7 M1 .........   BOND                      $    6,001,771                   1.1%

3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

        Bonds                  1             2               Preferred Stocks        3              4
      ----------         ------------   ----------           ----------------   ------------   ------------

3.01  NAIC-1 .........   $373,833,693         71.5%    3.07  P/RP-1             $                       0.0%
3.02  NAIC-2 .........   $ 57,852,322         11.1%    3.08  P/RP-2             $  6,927,470            1.3%
3.03  NAIC-3 .........   $ 10,447,578          2.0%    3.09  P/RP-3             $                       0.0%
3.04  NAIC-4 .........   $    107,147          0.0%    3.10  P/RP-4             $                       0.0%
3.05  NAIC-5 .........   $          0          0.0%    3.11  P/RP-5             $  1,504,852            0.3%
3.06  NAIC-6 .........   $    125.250          0.0%    3.12  P/RP-6             $                       0.0%

4.    Assets held in foreign investments:

4.01  Are assets held in foreign investments less than 25% of
      the reporting entity's total admitted assets?               Yes [X] No [ ]

      If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

402   Total admitted assets held in foreign investments                                  $  112,010,338            21.4%

4.03  Foreign-currency-denominated investments                                           $                          0.0%

4.04  Insurance liabilities denominated in that same foreign currency                    $                          0.0%

                                       285

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.    Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

5.01  Countries rated NAIC-1 .........................................................   $  107,357,691            20.5%
5.02  Countries rated NAIC-2 .........................................................   $    4,652,647             0.9%
5.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC- 1:
6.01  Country 1: CAYMAN ISLANDS ......................................................   $   76,903,888            14.7%
6.02  Country 2: AUSTRALIA ...........................................................   $    6,244,845             1.2%
      Countries rated NAIC - 2:                                                                                     0.5%
6.03  Country 1: MEXICO ..............................................................   $    2,734,331             0.4%
6.04  Country 2: BRAZIL ..............................................................   $    1,918,317             0.0%
      Countries rated NAIC - 3 or below:
6.05  Country 1: .....................................................................   $                          0.0%
6.06  Country 2: .....................................................................   $                          0.0%

                                                                                                1               2
                                                                                         --------------   --------------

7.    Aggregate unhedged foreign currency exposure ...................................   $                          0.0%

8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

8.01  Countries rated NAIC-1 .........................................................   $                          0.0%
8.02  Countries rated NAIC-2 .........................................................   $                          0.0%
8.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

9.    Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC - 1:
9.01  Country 1: .....................................................................   $                          0.0%
9.02  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 2:
9.03  Country 1: .....................................................................   $                          0.0%
9.04  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: .....................................................................   $                          0.0%
9.06  Country 2: .....................................................................   $                          0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                            1                                            2                           3                4
                          Issuer                                    NAIC Rating
--------------------------------------------------------------------------------------------   --------------   --------------

10.01 LROCK 2007-1A A3B .................................   1FE                                $    7,143,239             1.4%
10.02 FORE 2007-1A B ....................................   1FE                                $    6,669,450             1.3%
10.03 INGIM 2006-3A A2B .................................   1FE                                $    6,642,185             1.3%
10.04 FRASR 2011-5A C ...................................   1AM                                $    6,491,769             1.2%
10.05 CIFC 2006-1BA A3L .................................   1AM                                $    6,345,910             1.2%
10.06 WTFRT 2007-1A B ...................................   1AM                                $    6,066,291             1.2%
10.07 CENT9 2005-9A A2 ..................................   1FE                                $    5,726,661             1.1%
10.08 SYMP 2006-2A B ....................................   1FE                                $    5,642,186             1.1%
10.09 CEN11 2006-11A A2 .................................   1FE                                $    4,923,342             0.9%
10.10 ARES 2007-12A B ...................................   1FE                                &    4,529,572             0.9%

                                      285.1

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.     Amounts and percentages of the reporting  entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01   Are assets held in Canadian  investments less than 2.5% of the reporting
        entity's total admitted assets?                           Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                                    1               2
                                                                                            --------------   --------------

11.02   Total admitted assets held in Canadian investments ..............................   $                           0.0%
11.03   Canadian-currency-denominated investments .......................................   $                           0.0%
11.04   Canadian-denominated insurance liabilities ......................................   $                           0.0%
11.05   Unhedged Canadian currency exposure .............................................   $                           0.0%

 12.    Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investment with contractual restrictions:

12.01   Are assets held in investments with contractual sales  restrictions less than 2.5% of the reporting  entity's total admitted assets?
        Yes [X] No [ ]

        If  response  to  12.01  is  yes,  responses  are not  required  for the remainder of Interrogatory 12.

                                                       1                                           2                3
        ---------------------------------------------------------------------------------   --------------   --------------

12.02   Aggregate statement value of investments with contractual sales restrictions ....   $                           0.0%
12.03   Largest three investments with contractual sales restrictions: ..................   $                           0.0%
12.04   .................................................................................   $                           0.0%
12.05   .................................................................................   $                           0.0%

13.     Amounts  and  percentages  of  admitted  assets  held in the ten largest equity interests:

13.01   Are  assets  held in equity  interests  less than 2.5% of the  reporting
        entity's total admitted assets?                           Yes [ ] No [X]

        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                       1                                           2                3
                                                     Issuer
        ---------------------------------------------------------------------------------   --------------   --------------

13.02   MODERN FINANCIAL INC. ...........................................................   $    4,366,206              0.8%
13.03   FEDERAL HOME LOAN BANK OF DALLAS ................................................   $    3,158,100              0.6%
13.04   WELLS FARGO .....................................................................   $    2,881,800              0.6%
13.05   COUNTERPARTY LINK LTD ...........................................................   $    2,517,083              0.5%
13.06   PNC FINANCIAL SERVICES ..........................................................   $    1,730,200              0.3%
13.07   JP MORGAN CHASE .................................................................   $    1,674,000              0.3%
13.08   WENDOVER LTD ....................................................................   $      889,883              0.2%
13.09   VIRTUAL SPECTATOR ...............................................................   $      614,969              0.1%
13.10   DB CONT CAP TRST II .............................................................   $      237,710              0.0%
13.11   IDIOM LIMITED ...................................................................   $      184,031              0.0%

                                      285.2

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.     Amounts and percentages of the reporting  entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01   Are assets held in  nonaffiliated,  privately  placed equities less than
        2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 14.01 above is yes,  responses  are not  required for the remainder of Interrogatory 14.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

14.02   Aggregate statement value of investments held in nonaffiliated, privately placed ...........   $                  0.0%
        equities Largest three investments held in nonaffiliated, privately placed equities:
14.03   ............................................................................................   $                  0.0%
14.04   ............................................................................................   $                  0.0%
14.05   ............................................................................................   $                  0.0%

15.     Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01   Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

15.02   Aggregate statement value of investments held in general partnership interests .............   $                  0.0%
        Largest three investments in general partnership interests:
15.03 ..............................................................................................   $                  0.0%
15.04 ..............................................................................................   $                  0.0%
15.05 ..............................................................................................   $                  0.0%

16.     Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01   Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                                  1                                                         2            3
                             Type (Residential, Commercial, Agricultural)
        --------------------------------------------------------------------------------------         ----------   ----------

16.02   RESIDENTIAL ................................................................................   $  681,104         0.1%
16.03   COMMERCIAL .................................................................................   $  374,120         0.1%
16.04   COMMERCIAL .................................................................................   $  373,910         0.1%
16.05   COMMERCIAL .................................................................................   $  354,148         0.1%
16.06   COMMERCIAL .................................................................................   $  340,251         0.1%
16.07   COMMERCIAL .................................................................................   $  330,259         0.1%
16.08   COMMERCIAL .................................................................................   $  329,064         0.1%
16.09   COMMERCIAL .................................................................................   $  324,029         0.1%
16.10   COMMERCIAL .................................................................................   $  298,635         0.1%
16.11   COMMERCIAL .................................................................................   $  291,210         0.1%

                                      285.3

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                          loans
                                                                                                 ----------   ----------

16.12   Construction loans ...................................................................   $                  0.0%
16.13   Mortgage loans over 90 days past due .................................................   $  154,859         0.0%
16.14   Mortgage loans in the process of foreclosure .........................................   $  311,514         0.1%
16.15   Mortgage loans foreclosed ............................................................   $  608,961         0.1%
16.16   Restructured mortgage loans ..........................................................   $2,481,729         0.5%

17.     Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                Residential               Commercial               Agricultural
  Loan to Value                1            2            3             4           5            6
-----------------         ----------   ----------   -----------   ---------   ----------   ----------

17.01   above 95% .....   $    4,623         0.0%   $                  0.0%   $                  0.0%
17.02   91 to 95% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.03   81 to 90% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.04   71 to 80% .....   $  127,742         0.0%   $   875,893        0.2%   $                  0.0%
17.05   below 70% .....   $2,079,708         0.4%   $12,708,009        2.4%   $                  0.0%

18.     Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01   Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                             Description
                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

18.02 ..............................................................................................   $                  0.0%
18.03 ..............................................................................................   $                  0.0%
18.04 ..............................................................................................   $                  0.0%
18.05 ..............................................................................................   $                  0.0%
18.06 ..............................................................................................   $                  0.0%

19.     Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01   Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets?
        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

19.02   Aggregate statement value of investments held in mezzanine real estate loans: Largest ......   $                  0.0%
        three investments held in mezzanine real estate loans:
19.03 ..............................................................................................   $                  0.0%
19.04 ..............................................................................................   $                  0.0%
19.05 ..............................................................................................   $                  0.0%

                                      285.4

 SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.     Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

20.01   Securities lending agreements (do not
        include assets held as collateral for such
        transactions) .................................   $                0.0%  $            $              $
20.02   Repurchase agreements .........................   $                0.0%  $            $              $
20.03   Reverse repurchase agreements .................   $                0.0%  $            $              $
20.04   Dollar repurchase agreements ..................   $                0.0%  $            $              $
20.05   Dollar reverse repurchase agreements ..........   $                0.0%  $            $              $

21.     Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                         Written
                                                                1               2               3               4
                                                          ------------   --------------    ------------   -------------

21.01   Hedging .......................................   $                         0.0%   $                        0.0%
21.02   Income generation .............................   $                         0.0%   $                        0.0%
21.03   Other .........................................   $                         0.0%   $                        0.0%

22.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and floors:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

22.01   Hedging .......................................   $        0       0.0%  $            $              $
22.02   Income generation .............................   $        0       0.0%  $            $              $
22.03   Replications ..................................   $        0       0.0%  $            $              $
22.04   Other .........................................   $        0       0.0%  $            $              $

23.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contacts:

                                                               At Year End               At End of Each Quarter
                                                          --------------------   ---------------------------------------
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

23.01   Hedging .......................................   $        0       0.0%  $            $              $
23.02   Income generation .............................   $                0.0%  $            $              $
23.03   Replications ..................................   $                0.0%  $            $              $
23.04   Other .........................................   $                0.0%  $            $              $

                                      285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2011

                                       Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2011

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                   PAGE
Statement of Assets and Liabilities as of December 31, 2011 .............      2
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2011 ....................................................     24
Statements of Operations and Changes in Net Assets for the Year Ended

                                                                               1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ...................................        78,051.645   $     4,117,918   $     4,054,784
         Large Cap Growth Portfolio .......................................        23,298.741         1,000,153         1,004,642
         Mid Cap Growth Portfolio .........................................        46,997.435           626,373           547,990
         Small Cap Growth Portfolio .......................................         8,150.689           200,806           252,916
      AllianceBernstein Variable Products Series Fund, Inc.:
         Global Thematic Growth Portfolio .................................         4,366.671            84,477            63,317
         Growth and Income Portfolio ......................................        44,682.054           787,469           806,510
         International Growth Portfolio ...................................        35,789.229           589,999           534,333
         International Value Portfolio ....................................        28,688.664           400,297           327,051
         Small Cap Growth Portfolio .......................................        87,201.248         1,521,063         1,448,413
         Small-Mid Cap Value Portfolio ....................................       195,170.507         3,046,032         3,001,723
      American Century Variable Portfolios, Inc:
         Balanced Fund ....................................................       143,162.462           846,697           931,988
         Income & Growth Fund .............................................       126,039.422           769,857           773,883
         Inflation Protection Fund ........................................       496,822.666         5,622,223         5,837,666
         International Fund ...............................................       149,373.851         1,265,740         1,109,848
         Large Company Value Fund .........................................        40,706.939           369,614           376,947
         Mid Cap Value Fund ...............................................       115,321.006         1,583,748         1,556,834
         Ultra Fund .......................................................       131,968.806         1,239,425         1,251,064
         Value Fund .......................................................       411,365.634         2,309,478         2,385,920
         Vista Fund .......................................................        11,917.527           209,479           179,359
      BlackRock Variable Series Trust Funds:
         Equity Dividend V.I. Fund ........................................        54,887.454           450,018           448,431
         Global Allocation V.I. Fund ......................................        15,805.894           221,591           209,902
      Columbia Funds Variable Series Trust:
         Select Large-Cap Value Fund ......................................       116,087.042         1,164,497         1,146,940
         Select Smaller-Cap Value Fund ....................................         7,275.604            75,633            76,758
         CVP Seligman Global Technology Fund ..............................        45,451.783           913,853           866,765
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio ..............................        99,115.642           802,436           709,668
      DFA Investment Dimensions Group, Inc.:
         VA Global Bond Portfolio .........................................       799,989.985         8,786,403         8,559,893
         VA International Small Portfolio .................................       307,734.445         3,385,923         2,738,836
         VA International Value Portfolio .................................       380,965.477         4,480,503         3,737,271
         VA Short-Term Fixed Portfolio ....................................       414,380.058         4,242,797         4,218,388
         VA U.S. Large Value Portfolio ....................................       299,327.523         4,655,110         4,286,370
         VA U.S. Targeted Value Portfolio .................................       307,054.550         3,492,765         3,389,882
      Direxion Insurance Trust:
         Dynamic VP HY Bond Fund ..........................................       303,710.723         4,539,230         4,597,573
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ..................................       147,944.684         1,623,055         1,800,487
      The Dreyfus Socially Responsible Growth Fund, Inc ...................         8,916.175           261,999           266,683
      Dreyfus Stock Index Fund ............................................       249,886.606         7,087,086         7,366,657
      Dreyfus Variable Investment Fund:
         International Value Portfolio ....................................       272,726.084         2,817,534         2,443,625
      Eaton Vance Variable Trust:
         Floating-Rate Income Fund ........................................       859,688.788         8,181,144         7,995,106
         Large-Cap Value Fund .............................................        27,403.526           235,687           223,065
      Federated Insurance Series:
         High Income Bond Fund II .........................................       298,791.624         1,990,705         2,019,832
         Kaufmann Fund II .................................................        33,436.874           475,779           422,642
         Managed Volatility Fund II .......................................       105,486.035           942,903           972,582
      Fidelity Variable Insurance Products - Service Class II:
         Balanced Portfolio ...............................................        12,584.017           198,043           181,587
         Contrafund Portfolio .............................................        83,639.807         1,940,338         1,893,605
         Disciplined Small Cap Portfolio ..................................        24,214.855           261,168           265,395
         Equity-Income Portfolio ..........................................        14,571.358           267,288           268,259

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Fidelity Variable Insurance Products - Service Class II: (continued)
         Growth Portfolio .................................................        12,083.021   $       452,192   $       441,393
         Growth & Income Portfolio ........................................         3,724.203            47,103            46,143
         Growth Opportunities Portfolio ...................................           506.940             9,220             9,191
         High Income Portfolio ............................................       875,018.729         4,822,208         4,602,599
         International Capital Appreciation Portfolio .....................        19,236.562           170,069           161,587
         Investment Grade Bond Portfolio ..................................       261,250.264         3,409,094         3,323,103
         Mid Cap Portfolio ................................................        18,405.914           573,704           526,042
         Overseas Portfolio ...............................................        25,899.332           401,818           350,159
         Real Estate Portfolio ............................................       143,788.200         2,057,515         2,136,693
         Strategic Income Portfolio .......................................       607,828.542         7,012,176         6,752,976
         Value Portfolio ..................................................         1,561.147            15,344            16,423
         Value Strategies Portfolio .......................................           976.018             9,715             8,618
      Financial Investors Variable Insurance Trust
      Ibbotson ETF Asset Allocation:
         Aggressive Growth ETF Portfolio ..................................           538.711             4,742             4,687
         Balanced ETF Portfolio ...........................................       256,402.541         2,431,708         2,515,308
         Conservative ETF Portfolio .......................................       149,073.934         1,607,249         1,639,813
         Growth ETF Portfolio .............................................       170,419.585         1,602,754         1,545,705
         Income and Growth ETF Portfolio ..................................        62,267.755           631,759           653,189
      First Eagle Variable Funds:
         Overseas Variable Fund ...........................................       281,611.893         7,679,206         7,386,680
      Franklin Templeton Variable Insurance Products Trust:
         Global Real Estate Securities II Fund ............................       104,636.730         1,300,260         1,171,932
         High Income Securities II Fund ...................................       208,879.295         1,301,103         1,328,473
         Income Securities II Fund ........................................       355,821.941         5,032,547         5,095,370
         Mutual Shares Securities II Fund .................................       143,463.837         2,167,870         2,206,474
         Strategic Income Securities II Fund ..............................       226,613.962         2,879,741         2,780,553
         Templeton Global Bond Securities II Fund .........................       718,630.621        13,750,150        13,043,147
         U.S. Government II Fund ..........................................       440,113.247         5,846,099         5,906,320
      Invesco Variable Insurance Funds:
         Basic Value Fund .................................................           885.573             5,012             5,384
         Capital Development Fund .........................................        24,091.233           300,625           299,936
         Core Equity Fund .................................................        29,969.638           810,760           800,789
         Dividend Growth Fund .............................................        34,412.328           448,966           483,149
         Global Health Care Fund ..........................................        20,007.604           360,906           347,533
         Global Real Estate Fund ..........................................       166,416.543         2,270,514         2,020,298
         Government Securities Fund .......................................       215,215.178         2,671,412         2,688,037
         High Yield Fund ..................................................     4,361,678.543        21,772,340        21,982,860
         International Growth Fund ........................................        96,185.229         2,786,254         2,536,405
         Mid Cap Core Equity Fund .........................................        51,273.382           655,455           588,106
         Technology Fund ..................................................         6,344.605           108,008            96,184
         Van Kampen Comstock Fund .........................................        14,155.409           162,048           160,239
         Van Kampen Equity and Income Fund ................................        10,012.196           134,010           136,566
         Van Kampen Growth and Income Fund ................................        22,277.851           389,400           395,877
      Ivy Funds Variable Insurance Portfolios:
         Asset Strategy Portfolio .........................................       717,381.478         6,758,285         6,533,695
         Balanced Portfolio ...............................................        42,644.364           376,299           384,431
         Bond Portfolio ...................................................        34,352.341           194,790           199,382
         Dividend Opportunities Portfolio .................................       112,241.690           771,225           726,653
         Energy Portfolio .................................................        83,934.802           487,461           488,005
         Global Bond Portfolio ............................................        18,617.839            93,216            91,250
         Global Natural Resources Portfolio ...............................        64,077.381           429,097           338,694
         Growth Portfolio .................................................         8,838.664            91,379            90,075
         High Income Portfolio ............................................       439,488.328         1,530,071         1,502,523
         Mid Cap Growth Portfolio .........................................       187,000.583         1,664,104         1,564,783
         Science and Technology Portfolio .................................        24,058.661           428,150           366,818
         Value Portfolio ..................................................        92,898.416           536,724           517,546

   The accompanying notes are an integral part of these financial statements.

                                                                               3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Janus Aspen Series - Institutional:
         Balanced Portfolio ...............................................       245,008.222   $     6,525,776   $     6,524,569
         Enterprise Portfolio .............................................        65,281.255         2,133,708         2,491,786
         Forty Portfolio ..................................................        40,479.267         1,339,775         1,344,721
         Janus Portfolio ..................................................        41,216.132           885,506           941,376
         Overseas Portfolio ...............................................       150,857.346         7,451,435         5,761,242
         Perkins Mid Cap Value Portfolio ..................................       359,873.491         5,156,574         5,531,256
         Worldwide Portfolio ..............................................        15,671.485           468,482           404,794
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ................................       468,849.955         9,955,481         8,772,184
         International Equity Portfolio ...................................        92,288.611           906,209           861,053
         US Small-Mid Cap Equity Portfolio ................................        49,286.660           539,697           456,395
         US Strategic Equity Portfolio ....................................        12,380.786           117,179           114,646
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ..........................        58,103.328         1,056,902           970,325
         ClearBridge Equity Income Builder Portfolio ......................        48,773.425           483,564           509,682
         ClearBridge Fundamental All Cap Value Portfolio ..................        24,776.486           456,823           450,685
         ClearBridge Large Cap Growth Portfolio ...........................         6,397.074            87,989           102,225
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ...................       130,540.764         1,046,017           963,391
         Western Asset Strategic Bond Portfolio ...........................       115,186.552         1,144,564         1,136,892
      Lord Abbett Series Fund, Inc:
         Bond Debenture Portfolio .........................................       646,587.539         7,802,506         7,526,279
         Capital Structure Portfolio ......................................        26,831.863           317,553           349,620
         Classic Stock Portfolio ..........................................        27,327.785           317,081           306,344
         Growth and Income Portfolio ......................................        55,891.483         1,229,543         1,237,997
         International Opportunities Portfolio ............................        27,642.791           246,676           201,792
      Merger Fund VL ......................................................       402,405.811         4,478,040         4,201,116
      Nationwide Variable Insurance Trust:
         Bond Index Fund ..................................................       256,408.855         2,722,071         2,782,036
         International Index Fund .........................................       262,425.503         2,047,616         1,905,209
         Mid Cap Index Fund ...............................................        71,937.428         1,213,327         1,262,502
         S&P 500 Index Fund ...............................................       359,476.177         3,111,619         3,141,823
         Small Cap Index Fund .............................................       139,554.481         1,252,543         1,249,013
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio .........................................        97,791.450         2,754,618         2,694,154
         Partners Portfolio ...............................................       175,449.432         1,803,165         1,752,740
         Regency Portfolio ................................................        18,555.638           262,780           264,603
         Short Duration Bond Portfolio ....................................       112,289.301         1,258,682         1,211,602
         Small-Cap Growth Portfolio .......................................        44,841.982           609,328           543,933
         Socially Responsive Portfolio ....................................        60,819.611           910,774           872,761
      Northern Lights Variable Trust:
         Adaptive Allocation Portfolio ....................................        54,877.853           606,950           591,582
         Avant Gold Bullion Strategy VP Fund ..............................       158,830.751         1,592,075         1,443,772
         Changing Parameters Portfolio ....................................     1,585,274.406        14,596,359        13,776,035
         JNF Balanced Portfolio ...........................................        14,872.986           228,965           237,670
         JNF Equity Portfolio .............................................        16,504.791           360,561           340,000
         JNF Money Market Portfolio .......................................   105,996,516.910       105,996,517       105,996,516
         TOPS Growth ETF - Class 1 ........................................        10,963.834            99,990           105,691
         TOPS Moderate Growth ETF - Class 1 ...............................        50,478.896           466,930           462,387
         TOPS Protected Balanced ETF - Class 1 ............................        69,261.653           684,450           685,691
         TOPS Protected Growth ETF - Class 1 ..............................       979,895.959         9,234,673         9,240,418
         TOPS Protected Moderate Growth ETF - Class 1 .....................         2,053.306            19,938            20,164
         TOPS Protected Moderate Growth ETF - Class 2 .....................        73,550.352           723,000           723,000
      Oppenheimer Variable Account Funds:
         Core Bond Fund ...................................................         1,077.043             8,336             8,390
         Global Securities Fund ...........................................           366.839             9,719             9,982
         Global Strategic Income Fund .....................................         1,692.613             9,225             9,292

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ..............................................     1,152,204.541   $    12,833,098   $    12,017,494
         CommodityRealReturn Strategy Portfolio ...........................       941,487.419         8,062,589         6,778,709
         Emerging Markets Bond Portfolio ..................................       770,359.702        10,625,209        10,515,410
         Foreign Bond US Dollar-Hedged Portfolio ..........................       946,411.170         9,748,383         9,776,427
         Foreign Bond Unhedged Portfolio ..................................       205,216.253         2,541,280         2,481,064
         Global Advantage Strategy Bond ...................................         1,359.761            13,367            13,380
         Global Bond Unhedged Portfolio ...................................       287,375.410         4,093,077         3,974,402
         Global Multi-Asset Portfolio .....................................       108,050.404         1,370,331         1,312,813
         High Yield Portfolio .............................................     6,031,721.738        44,774,754        45,056,961
         Long Term US Government Portfolio ................................       280,626.393         3,572,343         3,754,781
         Low Duration Portfolio ...........................................     2,002,132.688        20,950,511        20,782,137
         Real Return Portfolio ............................................     1,601,512.766        22,602,141        22,341,103
         Short-Term Portfolio .............................................       896,256.673         9,133,155         9,070,117
         Total Return Portfolio ...........................................     5,245,547.408        59,247,405        57,805,932
      Pioneer Variable Contracts Trust:
         Bond Portfolio ...................................................       359,614.738         4,283,610         4,279,416
         Cullen Value Portfolio ...........................................       112,385.898         1,237,893         1,210,396
         Emerging Markets Portfolio .......................................        75,503.910         2,163,024         1,790,198
         Equity Income Portfolio ..........................................       236,700.610         4,810,325         4,826,327
         Fund Portfolio ...................................................        18,153.556           387,409           362,527
         High Yield Portfolio .............................................       229,513.875         2,335,123         2,267,597
         Mid Cap Value Portfolio ..........................................       125,622.058         1,943,211         1,978,547
         Strategic Income Portfolio .......................................       565,269.720         5,869,253         5,777,056
      ProFunds VP:
         Access VP High Yield Fund ........................................       293,740.431         7,651,424         7,728,310
         Asia 30 Fund .....................................................         5,026.211           243,459           212,056
         Banks Fund .......................................................           779.280             7,548             7,255
         Basic Materials Fund .............................................           862.678            36,805            37,699
         Bear Fund ........................................................         2,894.498            53,432            53,722
         Biotechnology Fund ...............................................           267.110             6,251             6,509
         Bull Fund ........................................................        96,833.968         2,445,517         2,509,936
         Consumer Goods Fund ..............................................         2,033.596            73,879            74,267
         Consumer Services Fund ...........................................         1,138.776            38,312            38,457
         Emerging Markets Fund ............................................         1,085.706            27,283            26,458
         Europe 30 Fund ...................................................         4,377.045            85,915            84,082
         Falling US Dollar Fund ...........................................           130.064             3,771             3,716
         Financials Fund ..................................................         3,459.882            56,363            59,060
         Health Care Fund .................................................         1,933.281            60,975            61,362
         Industrials Fund .................................................         5,734.120           205,747           206,829
         International Fund ...............................................         1,290.019            23,020            24,046
         Internet Fund ....................................................           368.511            20,596            20,239
         Japan Fund .......................................................        10,260.216           111,554           106,399
         Large-Cap Growth Fund ............................................           556.136            19,281            19,248
         Large-Cap Value Fund .............................................         6,940.552           165,323           165,324
         Mid-Cap Fund .....................................................        29,704.594           713,785           703,405
         Mid-Cap Growth Fund ..............................................           666.656            22,380            22,146
         Mid-Cap Value Fund ...............................................         2,796.098            69,430            69,763
         Money Market Fund ................................................     3,641,088.170         3,641,088         3,641,089
         NASDAQ-100 Fund ..................................................        10,193.600           201,219           199,081
         Oil & Gas Fund ...................................................         1,400.341            66,827            66,488
         Pharmaceuticals Fund .............................................        33,982.683           838,389           851,266
         Precious Metals Fund .............................................        18,050.598           881,720           801,628
         Real Estate Fund .................................................         1,962.379            88,798            88,739
         Rising Rates Opportunity Fund ....................................        23,460.592           176,165           175,954
         Semiconductor Fund ...............................................           206.359             4,005             3,960
         Short Emerging Markets Fund ......................................         1,162.045            17,628            17,373
         Short International Fund .........................................           928.240            19,846            19,419

   The accompanying notes are an integral part of these financial statements.

                                                                               5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      ProFunds VP: (continued)
         Short Mid-Cap Fund ...............................................           221.740   $         3,027   $         3,042
         Short NASDAQ-100 Fund ............................................         1,389.836            11,806            11,758
         Short Small-Cap Fund .............................................         4,937.917            40,958            38,022
         Small Cap Fund ...................................................        30,701.847           800,396           809,301
         Small-Cap Growth Fund ............................................         9,675.880           281,181           280,600
         Small-Cap Value Fund .............................................        10,060.083           262,368           263,372
         Technology Fund ..................................................        51,550.113           879,232           855,216
         Telecommunications Fund ..........................................         2,923.847            21,695            21,841
         U.S. Government Plus Fund ........................................        20,104.327           561,620           564,731
         UltraBull Fund ...................................................         2,175.093            22,382            22,644
         UltraMid-Cap Fund ................................................         1,049.483            24,474            24,904
         UltraNASDAQ-100 Fund .............................................             4.940               101               106
         UltraShort NASDAQ-100 Fund .......................................        37,962.487           214,488           214,488
         UltraSmall-Cap Fund ..............................................         9,773.503            99,441           100,667
         Utilities Fund ...................................................        36,933.771         1,153,824         1,199,240
      Putnam Variable Trust Class IB:
         Absolute Return 500 Fund .........................................         3,230.360            30,721            31,044
         American Government Income Fund ..................................       214,166.706         2,529,415         2,542,159
         Diversified Income Fund ..........................................        45,157.949           309,357           310,687
         Equity Income Fund ...............................................        41,911.214           554,129           564,545
         Global Asset Allocation Fund .....................................         8,283.238           123,595           117,622
         High Yield Fund ..................................................       944,864.223         6,118,183         6,198,309
         Income Fund ......................................................        19,480.519           225,583           224,806
         Investors Fund ...................................................         2,127.080            21,122            21,292
         Multi-Cap Value Fund .............................................         4,461.533            57,594            54,386
         Voyager Fund .....................................................        13,111.121           478,208           416,409
      Royce Capital Fund:
         Micro-Cap Portfolio ..............................................       260,442.843         3,246,822         2,711,209
         Small-Cap Portfolio ..............................................       559,300.065         5,339,616         5,632,152
      Russell Investment Funds:
         Aggressive Equity Fund ...........................................           165.467             1,701             1,880
         Balanced Strategy Fund ...........................................         2,084.711            18,091            18,054
         Conservative Strategy Fund .......................................        91,354.024           881,174           876,085
         Core Bond Fund ...................................................         6,811.684            72,684            71,318
         Equity Growth Strategy Fund ......................................           949.887             6,631             6,858
         Global Real Estate Securities Fund ...............................        33,285.307           433,935           421,059
         Moderate Strategy Fund ...........................................         4,496.764            41,911            42,314
         Multi-Style Equity Fund ..........................................           834.036            10,291            11,043
         Non U.S. Fund ....................................................         3,197.350            27,086            27,977
      Rydex Variable Trust:
         Banking Fund .....................................................        50,394.682           542,453           545,270
         Basic Materials Fund .............................................        14,499.970           410,313           376,129
         Biotechnology Fund ...............................................        34,072.667           918,414           939,383
         Commodities Strategy Fund ........................................        97,876.776         1,121,637         1,112,859
         Consumer Products Fund ...........................................       105,192.739         4,316,716         4,399,160
         Dow 2X Strategy Fund .............................................        17,817.247         1,575,473         1,588,942
         Electronics Fund .................................................         2,327.066             6,330             6,632
         Energy Fund ......................................................        37,140.235         1,113,947         1,085,980
         Energy Services Fund .............................................        33,167.444           820,091           737,314
         Europe 1.25X Strategy Fund .......................................         5,032.568            62,010            63,209
         Financial Services Fund ..........................................        35,777.025           459,351           461,882
         Government Long Bond 1.2X Strategy Fund ..........................       394,037.836         7,760,223         7,770,426
         Health Care Fund .................................................        48,428.285         1,380,816         1,427,666
         Internet Fund ....................................................        18,959.323           348,754           329,133
         Inverse Dow 2X Strategy Fund .....................................        21,053.217           213,059           210,953
         Inverse Government Long Bond Strategy Fund .......................        21,073.099           210,228           207,569

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Rydex Variable Trust: (continued)
         Inverse Mid-Cap Strategy Fund ....................................         2,185.014   $        46,344   $        45,820
         Inverse NASDAQ-100(R) Strategy Fund ..............................        63,390.094           680,943           673,203
         Inverse Russell 2000(R) Strategy Fund ............................        49,864.887           951,027           955,910
         Inverse S&P 500 Strategy Fund ....................................         9,565.955           307,012           305,919
         Japan 2X Strategy Fund ...........................................         1,298.451            20,674            19,827
         Leisure Fund .....................................................         9,815.076           545,040           545,523
         Mid Cap 1.5X Strategy Fund .......................................        13,065.774           247,648           248,119
         NASDAQ-100(R) Fund ...............................................       140,264.986         2,724,113         2,709,920
         NASDAQ-100(R) 2X Strategy Fund ...................................        99,686.371         2,113,228         2,062,511
         Nova Fund ........................................................        26,288.968         1,883,741         1,901,481
         Precious Metals Fund .............................................       279,353.404         4,684,936         4,031,069
         Real Estate Fund .................................................        61,013.241         1,510,571         1,580,243
         Retailing Fund ...................................................        66,642.818           941,504           953,658
         Russell 2000(R) 1.5X Strategy Fund ...............................        19,228.693           518,720           514,175
         Russell 2000(R) 2X Strategy Fund .................................         2,238.537           245,848           245,164
         S&P 500 2X Strategy Fund .........................................        41,627.030         4,491,771         4,497,385
         S&P 500 Pure Growth Fund .........................................        98,705.032         2,978,320         2,960,164
         S&P 500 Pure Value Fund ..........................................         8,271.894           655,182           651,660
         S&P MidCap 400 Pure Growth Fund ..................................        75,061.536         2,754,886         2,740,497
         S&P MidCap 400 Pure Value Fund ...................................         7,077.522           504,965           522,038
         S&P SmallCap 600 Pure Growth Fund ................................       114,128.946         3,499,846         3,528,867
         S&P SmallCap 600 Pure Value Fund .................................         7,476.542           670,000           690,458
         SGI All-Asset Aggressive Strategy Fund ...........................         5,657.937           121,573           128,492
         SGI All-Asset Conservative Strategy Fund .........................        32,488.947           774,095           763,815
         SGI All-Asset Moderate Strategy Fund .............................        18,285.472           445,426           434,646
         SGI Alternative Strategies Allocation Fund .......................         1,579.744            30,707            29,826
         SGI CLS AdvisorOne Amerigo Fund ..................................       109,957.905         3,674,844         3,518,653
         SGI CLS AdvisorOne Clermont Fund .................................        76,474.592         1,822,799         1,774,211
         SGI DWA Flexible Allocation Fund .................................        60,030.510         1,459,585         1,278,050
         SGI DWA Sector Rotation Fund .....................................        35,221.478           849,711           780,860
         SGI Managed Futures Strategy Fund ................................        86,119.181         1,867,500         1,760,276
         SGI Multi-Hedge Strategies Fund ..................................        57,877.167         1,248,367         1,274,455
         SGI U.S. Long Short Momentum Fund ................................        22,934.591           273,309           274,299
         Strengthening Dollar 2X Strategy Fund ............................       252,737.964         3,185,655         3,179,443
         Technology Fund ..................................................        55,457.003           625,490           590,063
         Telecommunications Fund ..........................................        20,698.749           194,491           186,289
         Transportation Fund ..............................................        46,457.908           647,679           649,947
         U.S. Government Money Market Fund ................................    55,133,742.952        55,133,743        55,133,742
         Utilities Fund ...................................................       302,162.008         5,754,792         5,892,159
         Weakening Dollar 2X Strategy Fund ................................         4,186.695           104,828           101,821
      Rydex SGI Variable Funds:
         A Large Cap Core Fund ............................................           889.731            21,017            19,850
         D MSCI EASE Equal Weight Fund ....................................         3,032.173            28,343            26,168
         E U.S. Intermediate Bond Fund ....................................         3,754.707            51,230            51,252
         J Mid-Cap Growth Fund ............................................        10,405.571           317,315           299,160
         N Managed Asset Allocation Fund ..................................         2,397.846            47,022            48,005
         P High Yield Fund ................................................        12,043.872           320,324           322,415
         Q Small Cap Value Fund ...........................................         4,369.145           149,468           140,206
         X Small Cap Growth Fund ..........................................         2,046.799            41,387            37,907
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II ....................................       581,856.905         5,888,035         6,499,342
         Equity Income Portfolio II .......................................       291,377.955         5,664,366         5,643,991
         Health Sciences Portfolio II .....................................       143,660.774         2,382,914         2,305,755
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II ...................................       645,707.920         3,232,032         3,189,797
      Third Avenue Variable Series Trust:
         Value Portfolio ..................................................       294,323.775         3,878,567         3,361,177

   The accompanying notes are an integral part of these financial statements.

                                                                               7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=================================================================================================================================

                                                                                   SHARES             COST             VALUE
---------------------------------------------------------------------------------------------------------------------------------

ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Timothy Plan Variable Series:
         Conservative Growth Portfolio ....................................        13,737.877   $       150,682   $       150,705
         Strategic Growth Portfolio .......................................        14,694.195           134,877           132,983
      Van Eck VIP Trust:
         Emerging Markets Fund ............................................       317,524.247         4,306,809         3,302,252
         Global Bond Fund .................................................       120,835.952         1,363,790         1,414,989
         Global Hard Assets Fund ..........................................       172,680.807         6,372,150         5,309,934
         Multi-Manager Alternatives Fund ..................................       134,887.182         1,334,907         1,316,499
      Vanguard Variable Insurance Fund:
         Balanced Portfolio ...............................................       151,904.026         2,777,431         2,870,986
         Capital Growth Portfolio .........................................        45,514.288           690,161           714,119
         Diversified Value Portfolio ......................................        79,893.795           978,927         1,004,265
         Equity Income Portfolio ..........................................        87,008.423         1,306,329         1,386,044
         Equity Index Portfolio ...........................................       167,508.878         3,585,120         3,827,578
         Growth Portfolio .................................................        94,401.097         1,180,182         1,226,270
         High Yield Bond Portfolio ........................................       226,268.410         1,726,913         1,746,792
         International Portfolio ..........................................       247,836.915         4,061,984         3,861,300
         Mid-Cap Index Portfolio ..........................................       122,535.677         1,892,524         1,775,542
         REIT Index Portfolio .............................................       391,523.088         4,046,267         4,267,602
         Short-Term Investment Grade Portfolio ............................     1,274,688.494        13,590,816        13,651,914
         Small Company Growth Portfolio ...................................        91,165.228         1,403,946         1,630,947
         Total Bond Market Index Portfolio ................................       806,330.710         9,702,590        10,022,691
         Total Stock Market Index Portfolio ...............................       215,548.812         5,055,155         5,093,418
      Virtus Variable Insurance Trust:
         International Series .............................................           440.602             6,727             6,731
         Multi-Sector Fixed Income Series .................................        98,258.771           928,034           901,957
         Premium AlphaSector Series .......................................        31,010.720           288,247           294,224
         Real Estate Securities Series ....................................         4,344.675           117,479           113,759
      Wells Fargo Advantage VT Funds:
         Discovery Fund ...................................................        59,488.613         1,285,960         1,271,272
         Opportunity Fund .................................................        21,295.633           395,570           370,117
         Small Cap Value Fund .............................................        40,794.856           355,567           339,413
---------------------------------------------------------------------------------------------------------------------------------
           Total assets ...................................................                                       $   891,376,234
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      The Alger Portfolios:
         Capital Appreciation Portfolio
            Monument ........................................      3,068.168   $     29.214042   $       89,634
            Monument Advisor ................................    219,137.155         18.094375        3,965,150   $   4,054,784
                                                                                                                  -------------
         Large Cap Growth Portfolio
            Monument ........................................      1,412.171         18.071958           25,521
            Monument Advisor ................................     73,201.660         13.375662          979,121       1,004,642
                                                                                                                  -------------
         Mid Cap Growth Portfolio
            Monument ........................................      2,504.986         22.664181           56,773
            Monument Advisor ................................     41,208.652         11.920236          491,217         547,990
                                                                                                                  -------------
         Small Cap Growth Portfolio
            Monument ........................................        653.093         16.965464           11,080
            Monument Advisor ................................     14,338.224         16.866524          241,836         252,916
                                                                                                                  -------------
       AllianceBernstein Variable Products Series
          Fund, Inc.:
         Global Thematic Growth Portfolio
            Monument Advisor ................................      7,909.883          8.004773           63,317          63,317
                                                                                                                  -------------
         Growth and Income Portfolio
            Monument ........................................        636.928         11.578933            7,375
            Monument Advisor ................................     78,983.170         10.117793          799,135         806,510
                                                                                                                  -------------
         International Growth Portfolio
            Monument Advisor ................................     76,571.167          6.978259          534,333         534,333
                                                                                                                  -------------
         International Value Portfolio
            Monument Advisor ................................     59,793.316          5.469695          327,051         327,051
                                                                                                                  -------------
         Small Cap Growth Portfolio
            Monument Advisor ................................    116,762.378         12.404789        1,448,413       1,448,413
                                                                                                                  -------------
         Small-Mid Cap Value Portfolio
            Monument Advisor ................................    265,146.038         11.321016        3,001,723       3,001,723
                                                                                                                  -------------
       American Century Variable Portfolios, Inc:
         Balanced Fund
            Monument Advisor ................................     70,299.243         13.257433          931,988         931,988
                                                                                                                  -------------
         Income & Growth Fund
            Monument ........................................        976.587         11.595807           11,324
            Monument Advisor ................................     66,522.598         11.463151          762,559         773,883
                                                                                                                  -------------
         Inflation Protection Fund
            Monument ........................................        794.672         13.876316           11,027
            Monument Advisor ................................    408,090.241         14.277819        5,826,639       5,837,666
                                                                                                                  -------------
         International Fund
            Monument ........................................         31.054         11.099323              345
            Monument Advisor ................................     87,673.526         12.654939        1,109,503       1,109,848
                                                                                                                  -------------
         Large Company Value Fund
            Monument Advisor ................................     47,179.135          7.989687          376,947         376,947
                                                                                                                  -------------
         Mid Cap Value Fund
            Monument Advisor ................................    125,175.844         12.437179        1,556,834       1,556,834
                                                                                                                  -------------
         Ultra Fund
            Monument Advisor ................................    116,430.661         10.745146        1,251,064       1,251,064
                                                                                                                  -------------
         Value Fund
            Monument ........................................        460.284         15.926890            7,331
            Monument Advisor ................................    194,771.218         12.212220        2,378,589       2,385,920
                                                                                                                  -------------
         Vista Fund
            Monument Advisor ................................     20,019.794          8.959097          179,359         179,359
                                                                                                                  -------------
       BlackRock Variable Series Trust Funds:
         Equity Dividend V.I. Fund
            Monument Advisor ................................     42,889.285         10.455537          448,431         448,431
                                                                                                                   ------------
         Global Allocation V.I. Fund
            Monument Advisor ................................     21,003.296          9.993773          209,902         209,902
                                                                                                                   ------------
       Columbia Funds Variable Series Trust:
         Select Large-Cap Value Fund
            Monument Advisor ................................    125,025.758          9.173629        1,146,940       1,146,940
                                                                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                                                                               9

JEFFERSON  NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
       Columbia Funds Variable Series Trust: (continued)
         Select Smaller-Cap Value Fund
            Monument Advisor ................................      8,708.900   $      8.813700   $       76,758   $      76,758
                                                                                                                  -------------
         CVP Seligman Global Technology Fund
            Monument ........................................      1,275.807          6.695728            8,542
            Monument Advisor ................................     50,269.292         17.072515          858,223         866,765
                                                                                                                  -------------
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio
            Monument Advisor ................................     77,168.419          9.196354          709,668         709,668
                                                                                                                  -------------
      DFA Investment Dimensions Group, Inc.:
         VA Global Bond Portfolio
            Monument Advisor ................................    827,097.677         10.349313        8,559,893       8,559,893
                                                                                                                  -------------
         VA International Small Portfolio
            Monument Advisor ................................    254,847.245         10.746971        2,738,836       2,738,836
                                                                                                                  -------------
         VA International Value Portfolio
            Monument Advisor ................................    376,293.382          9.931802        3,737,271       3,737,271
                                                                                                                  -------------
         VA Short-Term Fixed Portfolio
            Monument Advisor ................................    419,492.965         10.055921        4,218,388       4,218,388
                                                                                                                  -------------
         VA U.S. Large Value Portfolio
            Monument Advisor ................................    355,522.028         12.056553        4,286,370       4,286,370
                                                                                                                  -------------
         VA U.S. Targeted Value Portfolio
            Monument Advisor ................................    272,429.134         12.443171        3,389,882       3,389,882
                                                                                                                  -------------
      Direxion Insurance Trust:
         Dynamic VP HY Bond Fund
            Monument Advisor ................................    390,121.222         11.784985        4,597,573       4,597,573
                                                                                                                  -------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Monument Advisor ................................    126,239.085         14.262517        1,800,487       1,800,487
                                                                                                                  -------------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Monument ........................................        553.745          9.877369            5,470
            Monument Advisor ................................     19,972.804         13.078422          261,213         266,683
                                                                                                                  -------------
      Dreyfus Stock Index Fund
            Monument ........................................      4,041.806         11.597820           46,876
            Monument Advisor ................................    596,135.178         12.278727        7,319,781       7,366,657
                                                                                                                  -------------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Monument ........................................      2,430.961         12.195260           29,646
            Monument Advisor ................................    236,426.443         10.210277        2,413,979       2,443,625
                                                                                                                  -------------
      Eaton Vance Variable Trust:
         Floating-Rate Income Fund
            Monument Advisor ................................    749,067.883         10.673406        7,995,106       7,995,106
                                                                                                                  -------------
         Large-Cap Value Fund
            Monument Advisor ................................     21,866.607         10.201167          223,065         223,065
                                                                                                                  -------------
      Federated Insurance Series:
         High Income Bond Fund II
            Monument ........................................          5.356         17.169560               92
            Monument Advisor ................................    122,118.117         16.539230        2,019,740       2,019,832
                                                                                                                  -------------
         Kaufmann Fund II
            Monument Advisor ................................     43,502.341          9.715381          422,642         422,642
                                                                                                                  -------------
         Managed Volatility Fund II
            Monument Advisor ................................     62,650.039         15.524038          972,582         972,582
                                                                                                                  -------------
      Fidelity Variable Insurance Products:
         Balanced Portfolio
            Monument Advisor ................................     17,932.098         10.126380          181,587         181,587
                                                                                                                  -------------
         Contrafund Portfolio
            Monument Advisor ................................    183,020.704         10.346396        1,893,605       1,893,605
                                                                                                                  -------------
         Disciplined Small Cap Portfolio
            Monument Advisor ................................     24,827.335         10.689614          265,395         265,395
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Fidelity Variable Insurance Products: (continued)
         Equity-Income Portfolio
            Monument Advisor ................................     25,013.155   $     10.724707   $      268,259   $     268,259
                                                                                                                  -------------
         Growth Portfolio
            Monument Advisor ................................     41,460.305         10.646151          441,393         441,393
                                                                                                                  -------------
         Growth & Income Portfolio
            Monument Advisor ................................      4,297.220         10.737851           46,143          46,143
                                                                                                                  -------------
         Growth Opportunities Portfolio
            Monument Advisor ................................        842.529         10.908538            9,191           9,191
                                                                                                                  -------------
         High Income Portfolio
            Monument Advisor ................................    440,892.520         10.439276        4,602,599       4,602,599
                                                                                                                  -------------
         International Capital Appreciation Portfolio
            Monument Advisor ................................     18,004.542          8.974802          161,587         161,587
                                                                                                                  -------------
         Investment Grade Bond Portfolio
            Monument Advisor ................................    312,007.076         10.650729        3,323,103       3,323,103
                                                                                                                  -------------
         Mid Cap Portfolio
            Monument Advisor ................................     57,082.545          9.215453          526,042         526,042
                                                                                                                  -------------
         Overseas Portfolio
            Monument Advisor ................................     41,469.979          8.443676          350,159         350,159
                                                                                                                  -------------
         Real Estate Portfolio
            Monument Advisor ................................    186,584.263         11.451624        2,136,693       2,136,693
                                                                                                                  -------------
         Strategic Income Portfolio
            Monument Advisor ................................    647,672.989         10.426521        6,752,976       6,752,976
                                                                                                                  -------------
         Value Portfolio
            Monument Advisor ................................      1,584.483         10.364955           16,423          16,423
                                                                                                                  -------------
         Value Strategies Portfolio
            Monument Advisor ................................        878.294          9.812414            8,618           8,618
                                                                                                                  -------------
      Financial Investors Variable Insurance Trust
      Ibbotson ETF Asset Allocation:
         Aggressive Growth ETF Portfolio
            Monument Advisor ................................        508.513          9.216687            4,687           4,687
                                                                                                                  -------------
         Balanced ETF Portfolio
            Monument Advisor ................................    246,745.246         10.193948        2,515,308       2,515,308
                                                                                                                  -------------
         Conservative ETF Portfolio
            Monument Advisor ................................    147,881.429         11.088704        1,639,813       1,639,813
                                                                                                                  -------------
         Growth ETF Portfolio
            Monument Advisor ................................    160,913.031          9.605843        1,545,705       1,545,705
                                                                                                                  -------------
         Income and Growth ETF Portfolio
            Monument Advisor ................................     61,383.705         10.641081          653,189         653,189
                                                                                                                  -------------
      First Eagle Variable Funds:
         Overseas Variable Fund
            Monument Advisor ................................    525,636.519         14.052829        7,386,680       7,386,680
                                                                                                                  -------------
      Franklin Templeton Variable Insurance Products Trust:
         Global Real Estate Securities II Fund
            Monument Advisor ................................     86,472.056         13.552723        1,171,932       1,171,932
                                                                                                                  -------------
         High Income Securities II Fund
            Monument Advisor ................................     78,957.323         16.825200        1,328,473       1,328,473
                                                                                                                  -------------
         Income Securities II Fund
            Monument Advisor ................................    323,452.526         15.753069        5,095,370       5,095,370
                                                                                                                  -------------
         Mutual Shares Securities II Fund
            Monument Advisor ................................    160,975.796         13.706866        2,206,474       2,206,474
                                                                                                                  -------------
         Strategic Income Securities II Fund
            Monument Advisor ................................    188,758.909         14.730713        2,780,553       2,780,553
                                                                                                                  -------------
         Templeton Global Bond Securities II Fund
            Monument Advisor ................................    901,852.640         14.462614       13,043,147      13,043,147
                                                                                                                  -------------
         U.S. Government II Fund
            Monument Advisor ................................    495,088.953         11.929816        5,906,320       5,906,320
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              11

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Invesco Variable Insurance Funds:
         Basic Value Fund
            Monument Advisor ................................        580.240   $      9.278969   $        5,384   $       5,384
                                                                                                                  -------------
         Capital Development Fund
            Monument Advisor ................................     36,524.586          8.211901          299,936         299,936
                                                                                                                  -------------
         Core Equity Fund
            Monument ........................................         72.737         10.803722              786
            Monument Advisor ................................     68,773.737         11.632396          800,003         800,789
                                                                                                                  -------------
         Dividend Growth Fund
            Monument Advisor ................................     52,375.557          9.224706          483,149         483,149
                                                                                                                  -------------
         Global Health Care Fund
            Monument ........................................        497.070         11.847784            5,889
            Monument Advisor ................................     25,808.802         13.237493          341,644         347,533
                                                                                                                  -------------
         Global Real Estate Fund
            Monument ........................................      2,301.388         22.050084           50,746
            Monument Advisor ................................    156,006.604         12.624797        1,969,552       2,020,298
                                                                                                                  -------------
         Government Securities Fund
            Monument Advisor ................................    207,812.931         12.934890        2,688,037       2,688,037
                                                                                                                  -------------
         High Yield Fund
            Monument ........................................      1,463.840         14.748516           21,589
            Monument Advisor ................................  1,439,945.771         15.251457       21,961,271      21,982,860
                                                                                                                  -------------
         International Growth Fund
            Monument Advisor ................................    309,112.643          8.205438        2,536,405       2,536,405
                                                                                                                  -------------
         Mid Cap Core Equity Fund
            Monument Advisor ................................     44,827.755         13.119237          588,106         588,106
                                                                                                                  -------------
         Technology Fund
            Monument Advisor ................................      6,926.663         13.886051           96,184          96,184
                                                                                                                  -------------
         Van Kampen Comstock Fund
            Monument Advisor ................................     15,529.812         10.318169          160,239         160,239
                                                                                                                  -------------
         Van Kampen Equity and Income Fund
            Monument Advisor ................................     13,269.910         10.291435          136,566         136,566
                                                                                                                  -------------
         Van Kampen Growth and Income Fund
            Monument Advisor ................................     38,203.712         10.362271          395,877         395,877
                                                                                                                  -------------
      Ivy Funds Variable Insurance Portfolios:
         Asset Strategy Portfolio
            Monument Advisor ................................    650,611.421         10.042392        6,533,695       6,533,695
                                                                                                                  -------------
         Balanced Portfolio
            Monument Advisor ................................     31,659.071         12.142831          384,431         384,431
                                                                                                                  -------------
         Bond Portfolio
            Monument Advisor ................................     17,681.831         11.276067          199,382         199,382
                                                                                                                  -------------
         Dividend Opportunities Portfolio
            Monument Advisor ................................     64,814.251         11.211313          726,653         726,653
                                                                                                                  -------------
         Energy Portfolio
            Monument Advisor ................................     42,339.445         11.526017          488,005         488,005
                                                                                                                  -------------
         Global Bond Portfolio
            Monument Advisor ................................      9,121.247         10.004119           91,250          91,250
                                                                                                                  -------------
         Global Natural Resources Portfolio
            Monument Advisor ................................     38,928.272          8.700453          338,694         338,694
                                                                                                                  -------------
         Growth Portfolio
            Monument Advisor ................................      7,627.133         11.809760           90,075          90,075
                                                                                                                  -------------
         High Income Portfolio
            Monument Advisor ................................    121,040.108         12.413428        1,502,523       1,502,523
                                                                                                                  -------------
         Mid Cap Growth Portfolio
            Monument Advisor ................................    114,106.948         13.713304        1,564,783       1,564,783
                                                                                                                  -------------
         Science and Technology Portfolio
            Monument Advisor ................................     32,287.480         11.360996          366,818         366,818
                                                                                                                  -------------
         Value Portfolio
            Monument Advisor ................................     46,535.017         11.121644          517,546         517,546
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Janus Aspen Series - Institutional:
         Balanced Portfolio
            Monument Advisor ................................    532,942.283   $     12.242544   $    6,524,569   $   6,524,569
                                                                                                                  -------------
         Enterprise Portfolio
            Monument ........................................      5,803.969         17.007541           98,711
            Monument Advisor ................................    183,922.548         13.011317        2,393,075       2,491,786
                                                                                                                  -------------
         Forty Portfolio
            Monument Advisor ................................    129,100.899         10.416043        1,344,721       1,344,721
                                                                                                                  -------------
         Janus Portfolio
            Monument ........................................      4,764.816         10.902677           51,949
            Monument Advisor ................................     82,655.162         10.760699          889,427         941,376
                                                                                                                  -------------
         Overseas Portfolio
            Monument ........................................        149.359         28.251128            4,220
            Monument Advisor ................................    525,311.537         10.959253        5,757,022       5,761,242
                                                                                                                  -------------
         Perkins Mid Cap Value Portfolio
            Monument Advisor ................................    508,764.824         10.871930        5,531,256       5,531,256
                                                                                                                  -------------
         Worldwide Portfolio
            Monument ........................................      7,006.009          9.651346           67,617
            Monument Advisor ................................     36,117.515          9.335544          337,177         404,794
                                                                                                                  -------------
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio
            Monument ........................................         55.893         24.702072            1,381
            Monument Advisor ................................    415,182.369         21.125181        8,770,803       8,772,184
                                                                                                                  -------------
         International Equity Portfolio
            Monument Advisor ................................     73,176.098         11.766860          861,053         861,053
                                                                                                                  -------------
         US Small-Mid Cap Equity Portfolio
            Monument Advisor ................................     34,623.763         13.181540          456,395         456,395
                                                                                                                  -------------
         US Strategic Equity Portfolio
            Monument Advisor ................................      9,753.383         11.754490          114,646         114,646
                                                                                                                  -------------
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio
            Monument Advisor ................................     97,890.438          9.912358          970,325         970,325
                                                                                                                  -------------
         ClearBridge Equity Income Builder Portfolio
            Monument Advisor ................................     52,124.088          9.778250          509,682         509,682
                                                                                                                  -------------
         ClearBridge Fundamental All Cap Value Portfolio
            Monument Advisor ................................     52,377.397          8.604563          450,685         450,685
                                                                                                                  -------------
         ClearBridge Large Cap Growth Portfolio
            Monument Advisor ................................     10,475.342          9.758600          102,225         102,225
                                                                                                                  -------------
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio
            Monument Advisor ................................     65,173.919         14.781845          963,391         963,391
                                                                                                                  -------------
         Western Asset Strategic Bond Portfolio
            Monument Advisor ................................     85,826.660         13.246369        1,136,892       1,136,892
                                                                                                                  -------------
      Lord Abbett Series Fund, Inc:
         Bond Debenture Portfolio
            Monument Advisor ................................    581,351.443         12.946177        7,526,279       7,526,279
                                                                                                                  -------------
         Capital Structure Portfolio
            Monument ........................................         93.556         16.481796            1,542
            Monument Advisor ................................     26,252.858         13.258677          348,078         349,620
                                                                                                                  -------------
         Classic Stock Portfolio
            Monument Advisor ................................     33,645.240          9.105134          306,344         306,344
                                                                                                                  -------------
         Growth and Income Portfolio
            Monument ........................................      1,714.346         17.446667           29,910
            Monument Advisor ................................    110,901.564         10.893331        1,208,087       1,237,997
                                                                                                                  -------------
         International Opportunities Portfolio
            Monument Advisor ................................     29,323.594          6.881573          201,792         201,792
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              13

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Merger Fund VL
            Monument Advisor ................................    402,551.510   $     10.436219   $    4,201,116   $   4,201,116
                                                                                                                  -------------
      Nationwide Variable Insurance Trust:
         Bond Index Fund
            Monument Advisor ................................    209,605.420         13.272730        2,782,036       2,782,036
                                                                                                                  -------------
         International Index Fund
            Monument Advisor ................................    268,193.199          7.103868        1,905,209       1,905,209
                                                                                                                  -------------
         Mid Cap Index Fund
            Monument Advisor ................................    118,746.317         10.631927        1,262,502       1,262,502
                                                                                                                  -------------
         S&P 500 Index Fund
            Monument Advisor ................................    337,745.687          9.302332        3,141,823       3,141,823
                                                                                                                  -------------
         Small Cap Index Fund
            Monument Advisor ................................    129,828.872          9.620453        1,249,013       1,249,013
                                                                                                                  -------------
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Monument Advisor ................................    163,115.938         16.516807        2,694,154       2,694,154
                                                                                                                  -------------
         Partners Portfolio
            Monument ........................................         22.662         11.078690              251
            Monument Advisor ................................    155,588.578         11.263611        1,752,489       1,752,740
                                                                                                                  -------------
         Regency Portfolio
            Monument Advisor ................................     21,052.919         12.568492          264,603         264,603
                                                                                                                  -------------
         Short Duration Bond Portfolio
            Monument ........................................        354.906         12.620561            4,479
            Monument Advisor ................................    105,463.633         11.445871        1,207,123       1,211,602
                                                                                                                  -------------
         Small-Cap Growth Portfolio
            Monument Advisor ................................     52,060.434         10.448103          543,933         543,933
                                                                                                                  -------------
         Socially Responsive Portfolio
            Monument Advisor ................................     67,013.001         13.023763          872,761         872,761
                                                                                                                  -------------
      Northern Lights Variable Trust:
         Adaptive Allocation Portfolio
            Monument Advisor ................................     56,688.744         10.435625          591,582         591,582
                                                                                                                  -------------
         Avant Gold Bullion Strategy VP Fund
            Monument Advisor ................................    158,830.755          9.090000        1,443,772       1,443,772
                                                                                                                  -------------
         Changing Parameters Portfolio
            Monument Advisor ................................  1,545,005.578          8.916495       13,776,035      13,776,035
                                                                                                                  -------------
         JNF Balanced Portfolio
            Monument ........................................      4,722.079         10.310289           48,686
            Monument Advisor ................................     10,525.911         10.955952          115,321         164,007
                                                                                                                  -------------
         JNF Equity Portfolio
            Monument ........................................     16,125.756          8.398782          135,437
            Monument Advisor ................................     22,920.249          8.924988          204,563         340,000
                                                                                                                  -------------
         JNF Money Market Portfolio
            Monument ........................................      7,343.063          9.720253           71,376
            Monument Advisor ................................ 10,379,043.286         10.195501      105,819,546     105,890,922
                                                                                                                  -------------
         TOPS Growth ETF - Class 1
            Monument Advisor ................................     11,095.400          9.525693          105,691         105,691
                                                                                                                  -------------
         TOPS Moderate Growth ETF - Class 1
            Monument Advisor ................................     50,983.692          9.069306          462,387         462,387
                                                                                                                  -------------
         TOPS Protected Balanced ETF - Class 1
            Monument Advisor ................................     67,945.696         10.091743          685,691         685,691
                                                                                                                  -------------
         TOPS Protected Growth ETF - Class 1
            Monument Advisor ................................    988,714.865          9.345888        9,240,418       9,240,418
                                                                                                                  -------------
         TOPS Protected Moderate Growth ETF - Class 1
            Monument Advisor ................................      2,006.086         10.051178           20,164          20,164
                                                                                                                  -------------
         TOPS Protected Moderate Growth ETF - Class 2
            Monument Advisor ................................     71,932.254         10.051124          723,000         723,000
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Oppenheimer Variable Account Funds:
         Core Bond Fund
            Monument Advisor ................................        830.398   $     10.103762   $        8,390   $       8,390
                                                                                                                  -------------
         Global Securities Fund
            Monument Advisor ................................        992.299         10.059150            9,982           9,982
                                                                                                                  -------------
         Global Strategic Income Fund
            Monument Advisor ................................        925.858         10.036567            9,292           9,292
                                                                                                                  -------------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Monument Advisor ................................    897,258.272         13.393573       12,017,494      12,017,494
                                                                                                                  -------------
         CommodityRealReturn Strategy Portfolio
            Monument Advisor ................................    625,300.887         10.840715        6,778,709       6,778,709
                                                                                                                  -------------
         Emerging Markets Bond Portfolio
            Monument Advisor ................................    690,069.214         15.238196       10,515,410      10,515,410
                                                                                                                  -------------
         Foreign Bond US Dollar-Hedged Portfolio
            Monument Advisor ................................    698,850.113         13.989305        9,776,427       9,776,427
                                                                                                                  -------------
         Foreign Bond Unhedged Portfolio
            Monument Advisor ................................    183,860.798         13.494255        2,481,064       2,481,064
                                                                                                                  -------------
         Global Advantage Strategy Bond
            Monument Advisor ................................      1,341.828          9.971482           13,380          13,380
                                                                                                                  -------------
         Global Bond Unhedged Portfolio
            Monument Advisor ................................    253,849.637         15.656520        3,974,402       3,974,402
                                                                                                                  -------------
         Global Multi-Asset Portfolio
            Monument Advisor ................................    130,851.957         10.032809        1,312,813       1,312,813
                                                                                                                  -------------
         High Yield Portfolio
            Monument Advisor ................................  3,227,245.677         13.961429       45,056,961      45,056,961
                                                                                                                  -------------
         Long Term US Government Portfolio
            Monument Advisor ................................    215,072.663         17.458198        3,754,781       3,754,781
                                                                                                                  -------------
         Low Duration Portfolio
            Monument Advisor ................................  1,602,835.115         12.965861       20,782,137      20,782,137
                                                                                                                  -------------
         Real Return Portfolio
            Monument ........................................         98.190         15.605590            1,532
            Monument Advisor ................................  1,497,778.858         14.915133       22,339,571      22,341,103
                                                                                                                  -------------
         Short-Term Portfolio
            Monument Advisor ................................    741,658.738         12.229502        9,070,117       9,070,117
                                                                                                                  -------------
         Total Return Portfolio
            Monument ........................................         96.354         14.809518            1,427
            Monument Advisor ................................  3,775,636.811         15.309869       57,804,505      57,805,932
                                                                                                                  -------------
      Pioneer Variable Contracts Trust:
         Bond Portfolio
            Monument Advisor ................................    315,763.540         13.552597        4,279,416       4,279,416
                                                                                                                  -------------
         Cullen Value Portfolio
            Monument Advisor ................................    133,699.223          9.053127        1,210,396       1,210,396
                                                                                                                  -------------
         Emerging Markets Portfolio
            Monument Advisor ................................    175,596.072         10.194977        1,790,198       1,790,198
                                                                                                                  -------------
         Equity Income Portfolio
            Monument ........................................      1,145.324         12.399510           14,201
            Monument Advisor ................................    370,723.980         12.980346        4,812,126       4,826,327
                                                                                                                  -------------
         Fund Portfolio
            Monument Advisor ................................     29,995.784         12.085921          362,527         362,527
                                                                                                                  -------------
         High Yield Portfolio
            Monument Advisor ................................    158,443.548         14.311703        2,267,597       2,267,597
                                                                                                                  -------------
         Mid Cap Value Portfolio
            Monument Advisor ................................    165,412.789         11.961271        1,978,547       1,978,547
                                                                                                                  -------------
         Strategic Income Portfolio
            Monument Advisor ................................    416,512.414         13.870070        5,777,056       5,777,056
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              15

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      ProFunds VP:
         Access VP High Yield Fund
            Monument Advisor ................................    684,019.320   $     11.298380   $    7,728,310   $   7,728,310
                                                                                                                  -------------
         Asia 30 Fund
            Monument Advisor ................................     25,710.857          8.247704          212,056         212,056
                                                                                                                  -------------
         Banks Fund
            Monument Advisor ................................        893.054          8.123910            7,255           7,255
                                                                                                                  -------------
         Basic Materials Fund
            Monument Advisor ................................      3,698.911         10.191943           37,699          37,699
                                                                                                                  -------------
         Bear Fund
            Monument Advisor ................................      6,599.450          8.140346           53,722          53,722
                                                                                                                  -------------
         Biotechnology Fund
            Monument Advisor ................................        608.454         10.697989            6,509           6,509
                                                                                                                  -------------
         Bull Fund
            Monument Advisor ................................    236,867.304         10.596382        2,509,936       2,509,936
                                                                                                                  -------------
         Consumer Goods Fund
            Monument Advisor ................................      6,281.723         11.822753           74,267          74,267
                                                                                                                  -------------
         Consumer Services Fund
            Monument Advisor ................................      3,509.711         10.957177           38,457          38,457
                                                                                                                  -------------
         Emerging Markets Fund
            Monument Advisor ................................      2,972.583          8.900656           26,458          26,458
                                                                                                                  -------------
         Europe 30 Fund
            Monument Advisor ................................      8,654.246          9.715733           84,082          84,082
                                                                                                                  -------------
         Falling US Dollar Fund
            Monument Advisor ................................        384.472          9.665093            3,716           3,716
                                                                                                                  -------------
         Financials Fund
            Monument Advisor ................................      6,940.524          8.509476           59,060          59,060
                                                                                                                  -------------
         Health Care Fund
            Monument Advisor ................................      5,443.627         11.272337           61,362          61,362
                                                                                                                  -------------
         Industrials Fund
            Monument Advisor ................................     19,526.126         10.592446          206,829         206,829
                                                                                                                  -------------
         International Fund
            Monument Advisor ................................      2,541.342          9.461923           24,046          24,046
                                                                                                                  -------------
         Internet Fund
            Monument Advisor ................................      2,090.679          9.680400           20,239          20,239
                                                                                                                  -------------
         Japan Fund
            Monument Advisor ................................     14,354.058          7.412438          106,399         106,399
                                                                                                                  -------------
         Large-Cap Growth Fund
            Monument Advisor ................................      1,722.896         11.171723           19,248          19,248
                                                                                                                  -------------
         Large-Cap Value Fund
            Monument Advisor ................................     16,085.397         10.277916          165,324         165,324
                                                                                                                  -------------
         Mid-Cap Fund
            Monument Advisor ................................     66,985.160         10.500904          703,405         703,405
                                                                                                                  -------------
         Mid-Cap Growth Fund
            Monument Advisor ................................      2,005.928         11.040207           22,146          22,146
                                                                                                                  -------------
         Mid-Cap Value Fund
            Monument Advisor ................................      6,822.921         10.224759           69,763          69,763
                                                                                                                  -------------
         Money Market Fund
            Monument Advisor ................................    364,024.081         10.002330        3,641,089       3,641,089
                                                                                                                  -------------
         NASDAQ-100 Fund
            Monument Advisor ................................     17,787.810         11.191983          199,081         199,081
                                                                                                                  -------------
         Oil & Gas Fund
            Monument Advisor ................................      5,765.622         11.531843           66,488          66,488
                                                                                                                  -------------
         Pharmaceuticals Fund
            Monument Advisor ................................     71,411.501         11.920578          851,266         851,266
                                                                                                                  -------------
         Precious Metals Fund
            Monument Advisor ................................     80,104.914         10.007223          801,628         801,628
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      ProFunds VP: (continued)
         Real Estate Fund
            Monument Advisor ................................      7,868.630   $     11.277603   $       88,739   $      88,739
                                                                                                                  -------------
         Rising Rates Opportunity Fund
            Monument Advisor ................................     31,671.754          5.555544          175,954         175,954
                                                                                                                  -------------
         Semiconductor Fund
            Monument Advisor ................................        389.798         10.159154            3,960           3,960
                                                                                                                  -------------
         Short Emerging Markets Fund
            Monument Advisor ................................      1,650.155         10.528166           17,373          17,373
                                                                                                                  -------------
         Short International Fund
            Monument Advisor ................................      1,951.143          9.952420           19,419          19,419
                                                                                                                  -------------
         Short Mid-Cap Fund
            Monument Advisor ................................        356.781          8.527037            3,042           3,042
                                                                                                                  -------------
         Short NASDAQ-100 Fund
            Monument Advisor ................................      1,524.623          7.711945           11,758          11,758
                                                                                                                  -------------
         Short Small-Cap Fund
            Monument Advisor ................................      4,957.681          7.669325           38,022          38,022
                                                                                                                  -------------
         Small Cap Fund
            Monument Advisor ................................     79,395.022         10.193342          809,301         809,301
                                                                                                                  -------------
         Small-Cap Growth Fund
            Monument Advisor ................................     24,701.970         11.359404          280,600         280,600
                                                                                                                  -------------
         Small-Cap Value Fund
            Monument Advisor ................................     26,206.456         10.049899          263,372         263,372
                                                                                                                  -------------
         Technology Fund
            Monument Advisor ................................     80,933.655         10.566877          855,216         855,216
                                                                                                                  -------------
         Telecommunications Fund
            Monument Advisor ................................      2,033.484         10.740827           21,841          21,841
                                                                                                                  -------------
         U.S. Government Plus Fund
            Monument Advisor ................................     37,085.586         15.227783          564,731         564,731
                                                                                                                  -------------
         UltraBull Fund
            Monument Advisor ................................      2,180.622         10.383978           22,644          22,644
                                                                                                                  -------------
         UltraMid-Cap Fund
            Monument Advisor ................................      2,446.358         10.180176           24,904          24,904
                                                                                                                  -------------
         UltraNASDAQ-100 Fund
            Monument Advisor ................................          9.071         11.696566              106             106
                                                                                                                  -------------
         UltraShort NASDAQ-100 Fund
            Monument Advisor ................................     30,142.241          7.115863          214,488         214,488
                                                                                                                  -------------
         UltraSmall-Cap Fund
            Monument Advisor ................................     10,866.307          9.264121          100,667         100,667
                                                                                                                  -------------
         Utilities Fund
            Monument Advisor ................................     96,370.385         12.444071        1,199,240       1,199,240
                                                                                                                  -------------
      Putnam Variable Trust:
         Absolute Return 500 Fund
            Monument Advisor ................................      3,230.363          9.610000           31,044          31,044
                                                                                                                  -------------
         American Government Income Fund
            Monument Advisor ................................    241,431.944         10.529507        2,542,159       2,542,159
                                                                                                                  -------------
         Diversified Income Fund
            Monument Advisor ................................     31,962.205          9.720444          310,687         310,687
                                                                                                                  -------------
         Equity Income Fund
            Monument Advisor ................................     52,670.067         10.718512          564,545         564,545
                                                                                                                  -------------
         Global Asset Allocation Fund
            Monument Advisor ................................     11,470.312         10.254479          117,622         117,622
                                                                                                                  -------------
         High Yield Fund
            Monument Advisor ................................    601,280.336         10.308518        6,198,309       6,198,309
                                                                                                                  -------------
         Income Fund
            Monument Advisor ................................     21,338.892         10.535016          224,806         224,806
                                                                                                                  -------------
         Investors Fund
            Monument Advisor ................................      2,016.722         10.557747           21,292          21,292
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              17

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Putnam Variable Trust: (continued)
         Multi-Cap Value Fund
            Monument Advisor ................................      5,349.337  $      10.166837  $        54,386  $       54,386
                                                                                                                  -------------
         Voyager Fund
            Monument Advisor ................................     47,921.186          8.689462          416,409         416,409
                                                                                                                  -------------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Monument ........................................        832.648         21.801981           18,153
            Monument Advisor ................................    170,220.709         15.820968        2,693,056       2,711,209
                                                                                                                  -------------
         Small-Cap Portfolio
            Monument ........................................        937.945         22.115971           20,744
            Monument Advisor ................................    383,631.880         14.627064        5,611,408       5,632,152
                                                                                                                  -------------
      Russell Investment Funds:
         Aggressive Equity Fund
            Monument Advisor ................................        216.583          8.678631            1,880           1,880
                                                                                                                  -------------
         Balanced Strategy Fund
            Monument Advisor ................................      1,974.650          9.142731           18,054          18,054
                                                                                                                  -------------
         Conservative Strategy Fund
            Monument Advisor ................................     89,355.462          9.804495          876,085         876,085
                                                                                                                  -------------
         Core Bond Fund
            Monument Advisor ................................      6,976.948         10.222003           71,318          71,318
                                                                                                                  -------------
         Equity Growth Strategy Fund
            Monument Advisor ................................        798.617          8.587439            6,858           6,858
                                                                                                                  -------------
         Global Real Estate Securities Fund
            Monument Advisor ................................     48,886.270          8.613032          421,059         421,059
                                                                                                                  -------------
         Moderate Strategy Fund
            Monument Advisor ................................      4,450.150          9.508546           42,314          42,314
                                                                                                                  -------------
         Multi-Style Equity Fund
            Monument Advisor ................................      1,217.635          9.068970           11,043          11,043
                                                                                                                  -------------
         Non U.S. Fund
            Monument Advisor ................................      3,528.093          7.929727           27,977          27,977
                                                                                                                  -------------
      Rydex Variable Trust:
         Banking Fund
            Monument Advisor ................................    126,155.179          4.322217          545,270         545,270
                                                                                                                  -------------
         Basic Materials Fund
            Monument ........................................        245.906         17.299216            4,254
            Monument Advisor ................................     22,555.422         16.487185          371,875         376,129
                                                                                                                  -------------
         Biotechnology Fund
            Monument Advisor ................................     59,422.756         15.808468          939,383         939,383
                                                                                                                  -------------
         Commodities Strategy Fund
            Monument Advisor ................................    186,636.026          5.962723        1,112,859       1,112,859
                                                                                                                  -------------
         Consumer Products Fund
            Monument Advisor ................................    273,297.112         16.096622        4,399,160       4,399,160
                                                                                                                  -------------
         Dow 2X Strategy Fund
            Monument Advisor ................................    146,897.556         10.816666        1,588,942       1,588,942
                                                                                                                  -------------
         Electronics Fund
            Monument Advisor ................................        694.614          9.548418            6,632           6,632
                                                                                                                  -------------
         Energy Fund
            Monument ........................................        872.873         19.124023           16,693
            Monument Advisor ................................     66,803.084         16.006558        1,069,287       1,085,980
                                                                                                                  -------------
         Energy Services Fund
            Monument ........................................        602.681         19.614883           11,822
            Monument Advisor ................................     42,541.435         17.053763          725,492         737,314
                                                                                                                  -------------
         Europe 1.25X Strategy Fund
            Monument Advisor ................................      8,486.792          7.447943           63,209          63,209
                                                                                                                  -------------
         Financial Services Fund
            Monument Advisor ................................     71,549.271          6.455433          461,882         461,882
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                    UNITS           VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Government Long Bond 1.2X Strategy Fund
            Monument Advisor .................................   470,486.414   $     16.515729   $    7,770,426   $   7,770,426
                                                                                                                  -------------
         Health Care Fund
            Monument Advisor .................................   112,115.679         12.733866        1,427,666       1,427,666
                                                                                                                  -------------
         Internet Fund
            Monument Advisor .................................    23,188.587         14.193762          329,133         329,133
                                                                                                                  -------------
         Inverse Dow 2X Strategy Fund
            Monument Advisor .................................    70,737.283          2.982207          210,953         210,953
                                                                                                                  -------------
         Inverse Government Long Bond Strategy Fund
            Monument .........................................       950.248          3.917393            3,722
            Monument Advisor .................................    38,991.970          5.227934          203,847         207,569
                                                                                                                  -------------
         Inverse Mid-Cap Strategy Fund
            Monument Advisor .................................     9,170.524          4.996449           45,820          45,820
                                                                                                                  -------------
         Inverse NASDAQ-100(R) Strategy Fund
            Monument Advisor .................................   137,763.738          4.886649          673,203         673,203
                                                                                                                  -------------
         Inverse Russell 2000(R) Strategy Fund
            Monument Advisor .................................   210,743.626          4.535891          955,910         955,910
                                                                                                                  -------------
         Inverse S&P 500 Strategy Fund
            Monument Advisor .................................    45,387.868          6.740114          305,919         305,919
                                                                                                                  -------------
         Japan 2X Strategy Fund
            Monument Advisor .................................     2,307.231          8.593505           19,827          19,827
                                                                                                                  -------------
         Leisure Fund
            Monument Advisor .................................    47,938.523         11.379627          545,523         545,523
                                                                                                                  -------------
         Mid Cap 1.5X Strategy Fund
            Monument .........................................         7.164         18.648425              134
            Monument Advisor .................................    20,198.173         12.277593          247,985         248,119
                                                                                                                  -------------
         NASDAQ-100(R) Fund
            Monument .........................................     1,482.811         17.393845           25,792
            Monument Advisor .................................   175,333.773         15.308675        2,684,128       2,709,920
                                                                                                                  -------------
         NASDAQ-100(R) 2X Strategy Fund
            Monument .........................................     4,203.936         11.704705           49,206
            Monument Advisor .................................   144,561.184         13.927011        2,013,305       2,062,511
                                                                                                                  -------------
         Nova Fund
            Monument .........................................        17.021          9.434970              161
            Monument Advisor .................................   193,738.831          9.813830        1,901,320       1,901,481
                                                                                                                  -------------
         Precious Metals Fund
            Monument .........................................       169.019         17.636352            2,981
            Monument Advisor .................................   198,600.158         20.282402        4,028,088       4,031,069
                                                                                                                  -------------
         Real Estate Fund
            Monument Advisor .................................   143,173.791         11.037239        1,580,243       1,580,243
                                                                                                                  -------------
         Retailing Fund
            Monument Advisor .................................    70,513.225         13.524529          953,658         953,658
                                                                                                                  -------------
         Russell 2000(R) 1.5X Strategy Fund
            Monument Advisor .................................    47,707.982         10.777541          514,175         514,175
                                                                                                                  -------------
         Russell 2000(R) 2X Strategy Fund
            Monument Advisor .................................    49,132.122          4.989899          245,164         245,164
                                                                                                                  -------------
         S&P 500 2X Strategy Fund
            Monument Advisor .................................   563,946.553          7.974842        4,497,385       4,497,385
                                                                                                                  -------------
         S&P 500 Pure Growth Fund
            Monument Advisor .................................   230,722.636         12.829970        2,960,164       2,960,164
                                                                                                                  -------------
         S&P 500 Pure Value Fund
            Monument Advisor .................................    59,120.006         11.022660          651,660         651,660
                                                                                                                  -------------
         S&P MidCap 400 Pure Growth Fund
            Monument Advisor .................................   159,308.812         17.202418        2,740,497       2,740,497
                                                                                                                  -------------
         S&P MidCap 400 Pure Value Fund
            Monument Advisor .................................    42,172.865         12.378528          522,038         522,038
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              19

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                    UNITS           VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         S&P SmallCap 600 Pure Growth Fund
            Monument Advisor ................................    252,150.264   $     13.995095   $    3,528,867   $   3,528,867
                                                                                                                  -------------
         S&P SmallCap 600 Pure Value Fund
            Monument Advisor ................................     62,268.315         11.088438          690,458         690,458
                                                                                                                  -------------
         SGI All-Asset Aggressive Strategy Fund
            Monument Advisor ................................     12,258.376         10.481967          128,492         128,492
                                                                                                                  -------------
         SGI All-Asset Conservative Strategy Fund
            Monument Advisor ................................     71,274.459         10.716530          763,815         763,815
                                                                                                                  -------------
         SGI All-Asset Moderate Strategy Fund
            Monument Advisor ................................     41,057.115         10.586364          434,646         434,646
                                                                                                                  -------------
         SGI Alternative Strategies Allocation Fund
            Monument Advisor ................................      3,769.250          7.912914           29,826          29,826
                                                                                                                  -------------
         SGI CLS AdvisorOne Amerigo Fund
            Monument Advisor ................................    286,980.643         12.260941        3,518,653       3,518,653
                                                                                                                  -------------
         SGI CLS AdvisorOne Clermont Fund
            Monument Advisor ................................    153,261.028         11.576400        1,774,211       1,774,211
                                                                                                                  -------------
         SGI DWA Flexible Allocation Fund
            Monument Advisor ................................    142,662.118          8.958578        1,278,050       1,278,050
                                                                                                                  -------------
         SGI DWA Sector Rotation Fund
            Monument Advisor ................................     85,477.859          9.135235          780,860         780,860
                                                                                                                  -------------
         SGI Managed Futures Strategy Fund
            Monument Advisor ................................    216,244.978          8.140194        1,760,276       1,760,276
                                                                                                                  -------------
         SGI Multi-Hedge Strategies Fund
            Monument Advisor ................................    136,341.411          9.347528        1,274,455       1,274,455
                                                                                                                  -------------
         SGI U.S. Long Short Momentum Fund
            Monument ........................................         91.528         15.206849            1,392
            Monument Advisor ................................     21,350.002         12.782515          272,907         274,299
                                                                                                                  -------------
         Strengthening Dollar 2X Strategy Fund
            Monument Advisor ................................    473,600.553          6.713344        3,179,443       3,179,443
                                                                                                                  -------------
         Technology Fund
            Monument Advisor ................................     50,281.088         11.735279          590,063         590,063
                                                                                                                  -------------
         Telecommunications Fund
            Monument Advisor ................................     18,167.366         10.254031          186,289         186,289
                                                                                                                  -------------
         Transportation Fund
            Monument Advisor ................................     54,970.935         11.823463          649,947         649,947
                                                                                                                  -------------
         U.S. Government Money Market Fund
            Monument ........................................        852.449         10.029993            8,550
            Monument Advisor ................................  4,972,819.611         11.085299       55,125,192      55,133,742
                                                                                                                  -------------
         Utilities Fund
            Monument ........................................        103.490         15.836828            1,639
            Monument Advisor ................................    408,273.911         14.427863        5,890,520       5,892,159
                                                                                                                  -------------
         Weakening Dollar 2X Strategy Fund
            Monument Advisor ................................      8,964.859         11.357759          101,821         101,821
                                                                                                                  -------------
      Rydex SGI Variable Funds:
         A Large Cap Core Fund
            Monument Advisor ................................      1,959.210         10.131694           19,850          19,850
                                                                                                                  -------------
         D MSCI EASE Equal Weight Fund
            Monument Advisor ................................      3,004.882          8.708377           26,168          26,168
                                                                                                                  -------------
         E U.S. Intermediate Bond Fund
            Monument Advisor ................................      4,918.663         10.419847           51,252          51,252
                                                                                                                  -------------
         J Mid-Cap Growth Fund
            Monument Advisor ................................     29,426.956         10.166198          299,160         299,160
                                                                                                                  -------------
         N Managed Asset Allocation Fund
            Monument Advisor ................................      4,635.065         10.356956           48,005          48,005
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                    UNITS           VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex SGI Variable Funds: (continued)
         P High Yield Fund
            Monument Advisor .................................    31,795.884   $     10.140161   $      322,415   $     322,415
                                                                                                                  -------------
         Q Small Cap Value Fund
            Monument Advisor .................................    13,461.346         10.415455          140,206         140,206
                                                                                                                  -------------
         X Small Cap Growth Fund
            Monument Advisor .................................     3,534.856         10.723799           37,907          37,907
                                                                                                                  -------------
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II
            Monument Advisor .................................   570,108.253         11.400190        6,499,342       6,499,342
                                                                                                                  -------------
         Equity Income Portfolio II
            Monument Advisor .................................   545,337.601         10.349535        5,643,991       5,643,991
                                                                                                                  -------------
         Health Sciences Portfolio II
            Monument Advisor .................................   154,002.289         14.972215        2,305,755       2,305,755
                                                                                                                  -------------
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II
            Monument Advisor .................................   272,472.360         11.706866        3,189,797       3,189,797
                                                                                                                  -------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Monument .........................................       252.440         13.800305            3,484
            Monument Advisor .................................   342,102.662          9.814871        3,357,693       3,361,177
                                                                                                                  -------------
      Timothy Plan Variable Series:
         Conservative Growth Portfolio
            Monument Advisor .................................    14,366.679         10.489867          150,705         150,705
                                                                                                                  -------------
         Strategic Growth Portfolio
            Monument Advisor .................................    13,145.372         10.116337          132,983         132,983
                                                                                                                  -------------
      Van Eck VIP Trust:
         Emerging Markets Fund
            Monument .........................................     1,618.282         17.081389           27,643
            Monument Advisor .................................   185,477.427         17.655026        3,274,609       3,302,252
                                                                                                                  -------------
         Global Bond Fund
            Monument .........................................        77.809         18.297174            1,424
            Monument Advisor .................................    98,351.590         14.372570        1,413,565       1,414,989
                                                                                                                  -------------
         Global Hard Assets Fund
            Monument .........................................       298.903         31.967249            9,555
            Monument Advisor .................................   217,419.949         24.378530        5,300,379       5,309,934
                                                                                                                  -------------
         Multi-Manager Alternatives Fund
            Monument .........................................       126.062         10.264238            1,294
            Monument Advisor .................................   113,892.963         11.547729        1,315,205       1,316,499
                                                                                                                  -------------
      Vanguard Variable Insurance Fund:
         Balanced Portfolio
            Monument Advisor .................................   258,527.866         11.105132        2,870,986       2,870,986
                                                                                                                  -------------
         Capital Growth Portfolio
            Monument Advisor .................................    67,378.539         10.598616          714,119         714,119
                                                                                                                  -------------
         Diversified Value Portfolio
            Monument Advisor .................................   101,075.417          9.935802        1,004,265       1,004,265
                                                                                                                  -------------
         Equity Income Portfolio
            Monument Advisor .................................   107,431.515         12.901656        1,386,044       1,386,044
                                                                                                                  -------------
         Equity Index Portfolio
            Monument Advisor .................................   389,033.236          9.838692        3,827,578       3,827,578
                                                                                                                  -------------
         Growth Portfolio
            Monument Advisor .................................   108,359.749         11.316660        1,226,270       1,226,270
                                                                                                                  -------------
         High Yield Bond Portfolio
            Monument Advisor .................................   141,613.812         12.334901        1,746,792       1,746,792
                                                                                                                  -------------
         International Portfolio
            Monument Advisor .................................   474,350.774          8.140178        3,861,300       3,861,300
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              21

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                    UNITS           VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Vanguard Variable Insurance Fund: (continued)
         Mid-Cap Index Portfolio
            Monument Advisor ................................    136,511.859   $     13.006502   $    1,775,542   $   1,775,542
                                                                                                                  -------------
         REIT Index Portfolio
            Monument Advisor ................................    285,421.178         14.951947        4,267,602       4,267,602
                                                                                                                  -------------
         Short-Term Investment Grade Portfolio
            Monument Advisor ................................  1,169,777.732         11.670520       13,651,914      13,651,914
                                                                                                                  -------------
         Small Company Growth Portfolio
            Monument Advisor ................................    127,280.261         12.813823        1,630,947       1,630,947
                                                                                                                  -------------
         Total Bond Market Index Portfolio
            Monument Advisor ................................    798,907.787         12.545492       10,022,691      10,022,691
                                                                                                                  -------------
         Total Stock Market Index Portfolio
            Monument Advisor ................................    509,560.626          9.995705        5,093,418       5,093,418
                                                                                                                  -------------
      Virtus Variable Insurance Trust:
         International Series:
            Monument Advisor ................................        662.584         10.158733            6,731           6,731
                                                                                                                  -------------
         Multi-Sector Fixed Income Series
            Monument Advisor ................................     89,576.877         10.069080          901,957         901,957
                                                                                                                  -------------
         Premium AlphaSector Series
            Monument Advisor ................................     28,383.519         10.366026          294,224         294,224
                                                                                                                  -------------
         Real Estate Securities Series
            Monument Advisor ................................     10,664.994         10.666555          113,759         113,759
                                                                                                                  -------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Monument ........................................      8,580.768         15.662519          134,396
            Monument Advisor ................................     61,711.726         18.422358        1,136,876       1,271,272
                                                                                                                  -------------
         Opportunity Fund
            Monument ........................................        478.845         17.676735            8,464
            Monument Advisor ................................     25,517.141         14.172954          361,653         370,117
                                                                                                                  -------------
         Small Cap Value Fund
            Monument Advisor ................................     37,236.659          9.115024          339,413         339,413
-------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners'
                  deferred annuity reserves .................                                    $  891,196,977   $ 891,196,977
-------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
      Northern Lights Variable Trust:
         JNF Balanced Portfolio .............................                                                     $      73,663
-------------------------------------------------------------------------------------------------------------------------------
   Net assets attributable to contract owners' annuity
      payment reserves ......................................                                                     $      73,663
-------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' death benefit
   reserves:
      Northern Lights Variable Trust:
         JNF Money Market Portfolio .........................                                                     $     105,594
-------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners'
               death benefit reserves .......................                                                     $     105,594
-------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners'
                  reserves ..................................                                                     $ 891,376,234
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                              23

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

========================================================================================================================

                                                                                                             ALLIANCE
                                                                                                             BERNSTEIN
                                                                                                             VARIABLE
                                                                                                             PRODUCTS
                                                                    THE ALGER PORTFOLIOS                    SERIES FUND
                                                  -------------------------------------------------------   ------------
                                                                                                              GLOBAL
                                                    CAPITAL       LARGE CAP       MID CAP      SMALL CAP     THEMATIC
                                                  APPRECIATION     GROWTH         GROWTH        GROWTH        GROWTH
------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares .........................   $      3,386   $     9,011   $      3,009   $        --   $       183
Expenses:
   Mortality and expense risk fees ............          1,403           368          1,398           153            --
------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........          1,983         8,643          1,611          (153)          183
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........        226,661       159,458        111,927        14,435        (5,718)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares .........................             --            --             --            --            --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .........................             --            --             --            --            --
------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares ......        226,661       159,458        111,927        14,435        (5,718)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .....................................       (323,986)     (184,889)      (214,709)      (20,725)      (21,159)
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ......................   $    (95,342)  $   (16,788)  $   (101,171)  $    (6,443)  $   (26,694)
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

========================================================================================================================

                                                                                                             ALLIANCE
                                                                                                             BERNSTEIN
                                                                                                             VARIABLE
                                                                                                             PRODUCTS
                                                                    THE ALGER PORTFOLIOS                    SERIES FUND
                                                  -------------------------------------------------------   ------------
                                                                                                              GLOBAL
                                                    CAPITAL       LARGE CAP       MID CAP      SMALL CAP     THEMATIC
                                                  APPRECIATION     GROWTH         GROWTH        GROWTH        GROWTH
------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............   $      1,983   $     8,643   $      1,611   $      (153)  $       183
   Net realized gain (loss) on investments in
     portfolio shares .........................        226,661       159,458        111,927        14,435        (5,718)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .........................       (323,986)     (184,889)      (214,709)      (20,725)      (21,159)
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ........................        (95,342)      (16,788)      (101,171)       (6,443)      (26,694)
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ................................      1,008,687        14,140         22,502            --            --
   Contract redemptions .......................       (149,760)      (15,927)       (74,366)       (1,935)       (2,620)
   Net transfers ..............................      1,195,924        39,303       (546,393)      (57,625)       92,631
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....      2,054,851        37,516       (598,257)      (59,560)       90,011
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets ...............................      1,959,509        20,728       (699,428)      (66,003)       63,317
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............      2,095,275       983,914      1,247,418       318,919            --
------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............   $  4,054,784   $ 1,004,642   $    547,990   $   252,916   $    63,317
========================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================

                                                                        ALPS
                                                                      VARIABLE
                                                                     INSURANCE
   ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)          TRUST      AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------------------------------------------------------   ------------   -------------------------------------
 GROWTH                                                                LISTED
   AND      INTERNATIONAL   INTERNATIONAL   SMALL CAP   SMALL-MID      PRIVATE                  INCOME &     INFLATION
 INCOME        GROWTH           VALUE        GROWTH     CAP VALUE    EQUITY (A)*   BALANCED      GROWTH     PROTECTION
------------------------------------------------------------------------------------------------------------------------

$   8,792   $      14,258   $      14,254   $      --   $   7,335   $         --   $  16,074   $   10,321   $   165,694

       68                                                      --             --          --          189             9
------------------------------------------------------------------------------------------------------------------------
    8,724          14,258          14,254          --       7,335             --      16,074       10,132       165,685
------------------------------------------------------------------------------------------------------------------------

   61,857           9,446          12,403     113,962     133,565       (135,686)     61,556       46,801       154,171

       --              --              --          --          --             --          --           --            --

       --              --              --          --          --             --          --           --        41,015
------------------------------------------------------------------------------------------------------------------------
   61,857           9,446          12,403     113,962     133,565       (135,686)     61,556       46,801       195,186
------------------------------------------------------------------------------------------------------------------------

  (56,730)       (115,001)        (91,963)   (149,582)   (404,578)       134,012     (29,952)     (52,395)      100,535
------------------------------------------------------------------------------------------------------------------------
$  13,851   $     (91,297)  $     (65,306)  $ (35,620)  $(263,678)  $     (1,674)  $  47,678   $    4,538   $   461,406
========================================================================================================================

===========================================================================================================================

                                                                          ALPS
                                                                        VARIABLE
                                                                        INSURANCE
    ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)           TRUST       AMERICAN CENTURY VARIABLE PORTFOLIOS
--------------------------------------------------------------------   ------------   -------------------------------------
 GROWTH                                                                  LISTED
  AND       INTERNATIONAL   INTERNATIONAL   SMALL CAP     SMALL-MID      PRIVATE                  INCOME &     INFLATION
 INCOME        GROWTH           VALUE         GROWTH      CAP VALUE     EQUITY (A)*   BALANCED     GROWTH      PROTECTION
---------------------------------------------------------------------------------------------------------------------------

$   8,724   $      14,258   $      14,254   $       --   $     7,335   $         --   $  16,074   $  10,132   $    165,685
   61,857           9,446          12,403      113,962       133,565       (135,686)     61,556      46,801        195,186

  (56,730)       (115,001)        (91,963)    (149,582)     (404,578)       134,012     (29,952)    (52,395)       100,535
---------------------------------------------------------------------------------------------------------------------------
   13,851         (91,297)        (65,306)     (35,620)     (263,678)        (1,674)     47,678       4,538        461,406
---------------------------------------------------------------------------------------------------------------------------

   65,081          83,335          95,810      738,093       654,531              --      91,215     125,428       412,563
  (42,437)         (5,795)        (20,695)     (69,078)     (117,503)        (1,313)   (113,458)    (57,036)      (450,377)
  369,911          14,229         (50,463)     255,298       153,756       (775,808)    (75,766)    (52,362)     1,150,722
---------------------------------------------------------------------------------------------------------------------------

  392,555          91,769          24,652      924,313       690,784       (777,121)    (98,009)     16,030      1,112,908
---------------------------------------------------------------------------------------------------------------------------
  406,406             472         (40,654)     888,693       427,106       (778,795)    (50,331)     20,568      1,574,314
---------------------------------------------------------------------------------------------------------------------------
  400,104         533,861         367,705      559,720     2,574,617        778,795     982,319     753,315      4,263,352
---------------------------------------------------------------------------------------------------------------------------
$ 806,510   $     534,333   $     327,051   $1,448,413   $ 3,001,723   $         --   $  931,988  $ 773,883   $  5,837,666
===========================================================================================================================

                                                                              25

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=======================================================================================================================

                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                 ----------------------------------------------------------------------
                                                                   LARGE        MID
                                                                  COMPANY       CAP
                                                 INTERNATIONAL     VALUE       VALUE         ULTRA          VALUE
-----------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ........................   $      16,173   $   3,179   $   16,518   $        --   $       43,562
Expenses:
   Mortality and expense risk fees ...........               4          --           --            --               86
-----------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......          16,169       3,179       16,518            --           43,476
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........          83,359       1,556        3,885        23,945          152,918
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ........................              --          --           --            --               --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ........................              --          --       20,141            --               --
-----------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares .....          83,359       1,556       24,026        23,945          152,918
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ....................................        (322,490)      3,578      (81,829)       (5,721)        (164,844)
-----------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .....................   $    (222,962)  $   8,313   $  (41,285)  $    18,224   $       31,550
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=======================================================================================================================

                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                 ----------------------------------------------------------------------
                                                                   LARGE        MID
                                                                  COMPANY       CAP
                                                 INTERNATIONAL     VALUE       VALUE         ULTRA          VALUE
-----------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........   $      16,169   $   3,179   $   16,518   $        --   $       43,476
   Net realized gain (loss) on investments in
     portfolio shares ........................          83,359       1,556       24,026        23,945          152,918
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ........................        (322,490)      3,578      (81,829)       (5,721)        (164,844)
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .......................        (222,962)      8,313      (41,285)       18,224           31,550
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...............................         524,897      35,066      188,601        37,167          296,305
   Contract redemptions ......................         (27,147)     (6,806)     (80,274)       (1,445)        (224,047)
   Net transfers .............................         (83,704)    239,102      903,637     1,045,851           94,871
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....         414,046     267,362    1,011,964     1,081,573          167,129
-----------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
          assets .............................         191,084     275,675      970,679     1,099,797          198,679
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............         918,764     101,272      586,155       151,267        2,187,241
-----------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........   $   1,109,848   $ 376,947   $1,556,834   $ 1,251,064   $    2,385,920
=======================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

 AMERICAN
 CENTURY
 VARIABLE                                                                              CREDIT
PORTFOLIOS       BLACKROCK VARIABLE                                                    SUISSE
(CONTINUED)   SERIES TRUST FUNDS (B)*   COLUMBIA FUNDS VARIABLE SERIES TRUST (C)*       TRUST     DFA INVESTMENT DIMENSIONS
-----------   -----------------------   ------------------------------------------   ----------   --------------------------
               EQUITY       GLOBAL        SELECT        SELECT      CVP SELIGMAN     COMMODITY                     VA
              DIVIDEND    ALLOCATION    LARGE-CAP    SMALLER-CAP       GLOBAL          RETURN     VA GLOBAL   INTERNATIONAL
  VISTA         V.I.         V.I.       VALUE (D)*    VALUE (E)*   TECHNOLOGY (F)*    STRATEGY       BOND         SMALL
----------------------------------------------------------------------------------------------------------------------------

$        --   $  2,011   $      4,936   $       --   $        --   $            --   $   18,380   $ 220,211   $      86,283

         --         --             --           --            --               128           --          --              --
----------------------------------------------------------------------------------------------------------------------------
         --      2,011          4,936           --            --              (128)      18,380     220,211          86,283
----------------------------------------------------------------------------------------------------------------------------

    (58,429)        --             (1)    (459,680)      (5,930)            6,253       (8,022)    (39,010)         64,518

         --      1,999            769           --            --                --           --      36,088              --

         --        404          3,814           --            --                --           --     129,622         109,310
----------------------------------------------------------------------------------------------------------------------------
    (58,429)     2,403          4,582     (459,680)       (5,930)            6,253       (8,022)    126,700         173,828
----------------------------------------------------------------------------------------------------------------------------

    (48,588)    (1,588)       (11,689)     (17,557)        1,124           (91,428)    (135,687)   (179,739)       (708,454)
----------------------------------------------------------------------------------------------------------------------------
$  (107,017)  $  2,826   $     (2,171)  $ (477,237)  $    (4,806)  $       (85,303)  $ (125,329)  $ 167,172   $    (448,343)
============================================================================================================================

===============================================================================================================================

 AMERICAN
 CENTURY
 VARIABLE                                                                                CREDIT
PORTFOLIOS       BLACKROCK VARIABLE                                                      SUISSE
(CONTINUED)    SERIES TRUST FUNDS (B)*    COLUMBIA FUNDS VARIABLE SERIES TRUST (C)*      TRUST      DFA INVESTMENT DIMENSIONS
-----------   -------------------------   ------------------------------------------   ----------   ---------------------------
                EQUITY        GLOBAL        SELECT        SELECT      CVP SELIGMAN     COMMODITY                       VA
               DIVIDEND     ALLOCATION    LARGE-CAP    SMALLER-CAP       GLOBAL          RETURN     VA GLOBAL    INTERNATIONAL
  VISTA          V.I.          V.I.       VALUE (D)*    VALUE (E)*   TECHNOLOGY (F)*    STRATEGY      BOND          SMALL
-------------------------------------------------------------------------------------------------------------------------------

$        --   $    2,011   $      4,936   $       --   $        --   $          (128)  $   18,380   $  220,211   $      86,283
    (58,429)       2,403          4,582     (459,680)       (5,930)            6,253       (8,022)     126,700         173,828

    (48,588)      (1,588)       (11,689)     (17,557)        1,124           (91,428)    (135,687)    (179,739)       (708,454)
-------------------------------------------------------------------------------------------------------------------------------
   (107,017)       2,826         (2,171)    (477,237)       (4,806)          (85,303)    (125,329)     167,172        (448,343)
-------------------------------------------------------------------------------------------------------------------------------

         --            1         15,650      415,896        10,873           101,146       94,555    2,813,967       1,667,144
    (11,615)         (71)            (8)     (23,515)         (366)          (47,072)     (11,281)    (127,815)        (84,970)
   (640,063)     445,675        196,431    1,231,796        71,057           167,014      282,836    3,120,999         519,308
-------------------------------------------------------------------------------------------------------------------------------

   (651,678)     445,605        212,073    1,624,177        81,564           221,088      366,110    5,807,151       2,101,482
-------------------------------------------------------------------------------------------------------------------------------
   (758,695)     448,431        209,902    1,146,940        76,758           135,785      240,781    5,974,323       1,653,139
-------------------------------------------------------------------------------------------------------------------------------
    938,054           --             --           --            --           730,980      468,887    2,585,570       1,085,697
-------------------------------------------------------------------------------------------------------------------------------
$   179,359   $  448,431   $    209,902   $1,146,940   $    76,758   $       866,765   $  709,668   $8,559,893   $   2,738,836
===============================================================================================================================

                                                                              27

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                         DIREXION
                                                                                                                         INSURANCE
                                                                        DFA INVESTMENT DIMENSIONS  (CONTINUED)             TRUST
                                                                 ----------------------------------------------------   ------------
                                                                       VA        VA SHORT-     VA U.S.       VA U.S.      DYNAMIC
                                                                 INTERNATIONAL     TERM         LARGE       TARGETED       VP HY
                                                                     VALUE         FIXED        VALUE         VALUE         BOND
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares .....   $     136,194   $   15,979   $   74,296   $   22,912   $   196,007
Expenses:
   Mortality and expense risk fees ...........................              --           --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................         136,194       15,979       74,296       22,912       196,007
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .......................................          (4,783)         285       47,003       52,216      (403,348)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................              --        1,682           --           --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................              --        9,251           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ...............................................          (4,783)      11,218       47,003       52,216      (403,348)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................        (757,160)     (21,483)    (412,037)    (133,524)       60,387
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $    (625,749)  $    5,714   $ (290,738)  $  (58,396)  $  (146,954)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                         DIREXION
                                                                                                                         INSURANCE
                                                                        DFA INVESTMENT DIMENSIONS  (CONTINUED)             TRUST
                                                                 ----------------------------------------------------   ------------
                                                                       VA        VA SHORT-      VA U.S.      VA U.S.      DYNAMIC
                                                                 INTERNATIONAL     TERM          LARGE      TARGETED       VP HY
                                                                     VALUE         FIXED         VALUE        VALUE         BOND
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........................   $     136,194   $   15,979   $   74,296   $   22,912   $   196,007
   Net realized gain (loss) on investments in portfolio
      shares .................................................          (4,783)      11,218       47,003       52,216      (403,348)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .....................        (757,160)     (21,483)    (412,037)    (133,524)       60,387
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ...........................................        (625,749)       5,714     (290,738)     (58,396)     (146,954)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......       2,216,343    3,477,085    2,332,156    1,502,198       146,659
   Contract redemptions ......................................        (134,002)     (94,151)    (291,835)     (87,818)   (3,434,776)
   Net transfers .............................................       1,512,597      249,176    1,434,959    1,531,579     7,880,885
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................       3,594,938    3,632,110    3,475,280    2,945,959     4,592,768
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       2,969,189    3,637,824    3,184,542    2,887,563     4,445,814
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................         768,082      580,564    1,101,828      502,319       151,759
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................   $   3,737,271   $4,218,388   $4,286,370   $3,389,882   $ 4,597,573
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 DREYFUS                                    DREYFUS
INVESTMENT                                  VARIABLE            EATON VANCE
PORTFOLIOS                               INVESTMENT FUND       VARIABLE TRUST                  FEDERATED INSURANCE SERIES
----------                               ---------------   -----------------------   -----------------------------------------------
  SMALL        DREYFUS
   CAP         SOCIALLY      DREYFUS                        FLOATING-                   HIGH
  STOCK      RESPONSIBLE      STOCK       INTERNATIONAL       RATE       LARGE-CAP     INCOME                        MANAGED
  INDEX         GROWTH        INDEX            VALUE         INCOME        VALUE       BOND II     KAUFMANN II   VOLATILITY II (G)*
------------------------------------------------------------------------------------------------------------------------------------

$    8,432   $       390   $   160,386   $        69,071   $   287,778   $   2,877   $   204,728   $     4,605   $           23,627

        --            75         1,327             1,112            --          --            47            --                   --
------------------------------------------------------------------------------------------------------------------------------------
     8,432           315       159,059            67,959       287,778       2,877       204,681         4,605               23,627
------------------------------------------------------------------------------------------------------------------------------------

   164,032         1,399     1,036,830           113,810        16,031       5,947        43,184        31,810               20,497

        --            --            --                --            --          --            --            --                   --

     3,373            --        59,918                --            --          --            --            --                   --
------------------------------------------------------------------------------------------------------------------------------------
   167,405         1,399     1,096,748           113,810        16,031       5,947        43,184        31,810               20,497
------------------------------------------------------------------------------------------------------------------------------------

  (153,685)       (6,571)   (1,103,685)         (749,899)     (217,191)    (28,544)     (157,023)     (123,192)             (11,887)
------------------------------------------------------------------------------------------------------------------------------------
$   22,152   $    (4,857)  $   152,122   $      (568,130)  $    86,618   $ (19,720)  $    90,842   $   (86,777)  $           32,237
====================================================================================================================================

====================================================================================================================================

 DREYFUS                                    DREYFUS
INVESTMENT                                  VARIABLE            EATON VANCE
PORTFOLIOS                               INVESTMENT FUND       VARIABLE TRUST                  FEDERATED INSURANCE SERIES
----------                               ---------------   -----------------------   -----------------------------------------------
  SMALL        DREYFUS
   CAP         SOCIALLY      DREYFUS                        FLOATING-                   HIGH
  STOCK      RESPONSIBLE      STOCK       INTERNATIONAL       RATE       LARGE-CAP     INCOME                        MANAGED
  INDEX         GROWTH        INDEX            VALUE         INCOME        VALUE       BOND II     KAUFMANN II   VOLATILITY II (G)*
------------------------------------------------------------------------------------------------------------------------------------

$    8,432   $       315   $   159,059   $        67,959   $   287,778   $   2,877   $   204,681   $     4,605   $           23,627
   167,405         1,399     1,096,748           113,810        16,031       5,947        43,184        31,810               20,497

  (153,685)       (6,571)   (1,103,685)         (749,899)     (217,191)    (28,544)     (157,023)     (123,192)             (11,887)
------------------------------------------------------------------------------------------------------------------------------------
    22,152        (4,857)      152,122          (568,130)       86,618     (19,720)       90,842       (86,777)              32,237
------------------------------------------------------------------------------------------------------------------------------------

   187,941            --       439,675           386,272     2,997,060      34,267       115,234        96,414              177,007
   (84,101)         (660)     (672,255)         (372,287)     (514,046)    (56,795)      (64,942)      (37,643)             (19,200)
   286,479       223,982    (2,101,574)         (716,385)    2,500,238     (21,541)     (858,655)     (100,312)             281,851
------------------------------------------------------------------------------------------------------------------------------------

   390,319       223,322    (2,334,154)         (702,400)    4,983,252     (44,069)     (808,363)      (41,541)             439,658
------------------------------------------------------------------------------------------------------------------------------------
   412,471       218,465    (2,182,032)       (1,270,530)    5,069,870     (63,789)     (717,521)     (128,318)             471,895
------------------------------------------------------------------------------------------------------------------------------------
 1,388,016        48,218     9,548,689         3,714,155     2,925,236     286,854     2,737,353       550,960              500,687
------------------------------------------------------------------------------------------------------------------------------------
$1,800,487   $   266,683   $ 7,366,657   $     2,443,625   $ 7,995,106   $ 223,065   $ 2,019,832   $   422,642   $          972,582
====================================================================================================================================

                                                                              29

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                                                FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                    ------------------------------------------------------------
                                                                                            DISCIPLINED    EQUITY-
                                                                    BALANCED   CONTRAFUND    SMALL CAP      INCOME      GROWTH
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........   $  2,795   $   15,470   $       299   $     405   $     609
Expenses:
   Mortality and expense risk fees ..............................         --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................      2,795       15,470           299         405         609
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................      1,379      (23,851)        2,256          (4)        635
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................        519           --            --          --       1,264
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................         --           --            --          --          --
--------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ..................................................      1,898      (23,851)        2,256          (4)      1,899
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................    (16,486)     (48,761)        4,909         970     (12,183)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $(11,793)  $  (57,142)  $     7,464   $   1,371   $  (9,675)
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                                                FIDELITY VARIABLE INSURANCE PRODUCTS
                                                                    ------------------------------------------------------------
                                                                                            DISCIPLINED    EQUITY-
                                                                    BALANCED   CONTRAFUND    SMALL CAP      INCOME      GROWTH
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............................   $  2,795   $   15,470   $       299   $     405   $     609
   Net realized gain (loss) on investments in portfolio shares ..      1,898      (23,851)        2,256          (4)      1,899
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................    (16,486)     (48,761)        4,909         970     (12,183)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....    (11,793)     (57,142)        7,464       1,371      (9,675)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........     10,833      926,202         1,003      56,477     139,333
   Contract redemptions .........................................    (17,820)     (37,198)         (200)       (159)    (35,113)
   Net transfers ................................................    161,832      663,142       172,575     210,570      71,466
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...................................    154,845    1,552,146       173,378     266,888     175,686
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................    143,052    1,495,004       180,842     268,259     166,011
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     38,535      398,601        84,553          --     275,382
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........................   $181,587   $1,893,605   $   265,395   $ 268,259   $ 441,393
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                   FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL
GROWTH &       GROWTH          HIGH         CAPITAL     INVESTMENT                                          STRATEGIC
 INCOME    OPPORTUNITIES      INCOME     APPRECIATION   GRADE BOND    MID CAP    OVERSEAS    REAL ESTATE      INCOME
-----------------------------------------------------------------------------------------------------------------------

$    740   $          --   $   315,044   $       1,354  $   97,920   $     132   $   5,089   $    16,962   $   276,711

      --              --            --              --          --          --          --            --            --
-----------------------------------------------------------------------------------------------------------------------
     740              --       315,044           1,354      97,920         132       5,089        16,962       276,711
-----------------------------------------------------------------------------------------------------------------------

      (2)          8,117      (129,687)         (2,063)     35,760        (988)    (14,834)      (93,955)        2,713

      --              --            --              67      32,805       1,035         197            --        58,121

      --              --            --              --          38          --          --            --        60,102
-----------------------------------------------------------------------------------------------------------------------
      (2)          8,117      (129,687)         (1,996)     68,603          47     (14,637)      (93,955)      120,936
-----------------------------------------------------------------------------------------------------------------------

    (960)            (29)      (44,717)         (8,753)    (85,991)    (48,054)    (51,872)       76,506      (256,755)
-----------------------------------------------------------------------------------------------------------------------
$   (222)  $       8,088   $   140,640   $      (9,395) $   80,532   $ (47,875)  $ (61,420)  $      (487)  $   140,892
=======================================================================================================================

=======================================================================================================================

                                   FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL
GROWTH &       GROWTH          HIGH         CAPITAL     INVESTMENT                                          STRATEGIC
 INCOME    OPPORTUNITIES      INCOME     APPRECIATION   GRADE BOND    MID CAP    OVERSEAS    REAL ESTATE      INCOME
-----------------------------------------------------------------------------------------------------------------------

$    740   $          --   $   315,044   $       1,354  $   97,920   $     132   $   5,089   $    16,962   $   276,711
      (2)          8,117      (129,687)         (1,996)     68,603          47     (14,637)      (93,955)      120,936

    (960)            (29)      (44,717)         (8,753)    (85,991)    (48,054)    (51,872)       76,506      (256,755)
-----------------------------------------------------------------------------------------------------------------------
    (222)          8,088       140,640          (9,395)     80,532     (47,875)    (61,420)         (487)      140,892
-----------------------------------------------------------------------------------------------------------------------

  35,192           4,979       280,267         107,899     412,970     299,078     166,547       234,823       592,247
    (407)         (1,406)     (201,680)           (137)    (46,339)     (7,373)     (2,328)      (12,648)      (54,798)
  11,580          (2,470)    1,410,341          (2,035)  2,875,940      (7,857)    142,396     1,636,346     5,898,577
-----------------------------------------------------------------------------------------------------------------------

  46,365           1,103     1,488,928         105,727   3,242,571     283,848     306,615     1,858,521     6,436,026
-----------------------------------------------------------------------------------------------------------------------
  46,143           9,191     1,629,568          96,332   3,323,103     235,973     245,195     1,858,034     6,576,918
-----------------------------------------------------------------------------------------------------------------------
      --              --     2,973,031          65,255          --     290,069     104,964       278,659       176,058
-----------------------------------------------------------------------------------------------------------------------
$ 46,143   $       9,191   $ 4,602,599   $     161,587  $3,323,103   $ 526,042   $ 350,159   $ 2,136,693   $ 6,752,976
=======================================================================================================================

                                                                              31

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                          FIDELITY VARIABLE
                                                              INSURANCE            FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                         PRODUCTS (CONTINUED)            (IBBOTSON ETF ASSET ALLOCATION)
                                                        -----------------------    ---------------------------------------------

                                                                       VALUE       AGGRESSIVE
                                                          VALUE      STRATEGIES       GROWTH        BALANCED      CONSERVATIVE
================================================================================================================================

Investment income:
   Income dividends from investments in
     portfolio shares ................................  $     246    $      306    $        48     $   25,396     $      20,246
Expenses:
   Mortality and expense risk fees ...................         --            --             --             --                --
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............        246           306             48         25,396            20,246
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................     (3,502)       (7,946)        (1,392)        43,125            58,490
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............         --            --             --             74             3,214
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............         --            --             --         39,884            36,197
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares ..........................     (3,502)       (7,946)        (1,392)        83,083            97,901
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..................................      1,079        (1,097)        (2,145)      (127,467)          (64,630)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ...........................  $  (2,177)   $   (8,737)   $    (3,489)    $  (18,988)    $      53,517
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                           FIDELITY VARIABLE
                                                                INSURANCE          FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                          PRODUCTS (CONTINUED)           (IBBOTSON ETF ASSET ALLOCATION)
                                                        -----------------------    ---------------------------------------------

                                                                       VALUE       AGGRESSIVE
                                                          VALUE      STRATEGIES      GROWTH         BALANCED      CONSERVATIVE
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................   $     246    $      306    $        48     $   25,396     $     20,246
   Net realized gain (loss) on investments in
     portfolio shares ...............................      (3,502)       (7,946)        (1,392)        83,083           97,901
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ...............................       1,079        (1,097)        (2,145)      (127,467)         (64,630)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ............................      (2,177)       (8,737)        (3,489)       (18,988)          53,517
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ...........................          --         2,738             --        140,801          304,287
   Contract redemptions .............................         (29)         (507)          (112)      (148,819)        (184,147)
   Net transfers ....................................      18,629        15,124        (23,308)        54,674         (212,857)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions .........      18,600        17,355        (23,420)        46,656          (92,717)
--------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ....      16,423         8,618        (26,909)        27,668          (39,200)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................          --            --         31,596      2,487,640        1,679,013
--------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period .............   $  16,423    $    8,618    $     4,687     $2,515,308     $  1,639,813
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

  FINANCIAL INVESTORS       FIRST
VARIABLE INSURANCE TRUST    EAGLE
  (IBBOTSON ETF ASSET     VARIABLE
ALLOCATION) (CONTINUED)     FUNDS                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------  ----------  ------------------------------------------------------------------------------------------
                                         GLOBAL                                                                   TEMPLETON
                                          REAL           HIGH                         MUTUAL        STRATEGIC       GLOBAL
              INCOME AND                 ESTATE         INCOME          INCOME        SHARES          INCOME         BOND
 GROWTH         GROWTH     OVERSEAS   SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II
--------------------------------------------------------------------------------------------------------------------------------

$  18,272     $    5,542  $   93,394  $      74,763  $     415,549  $     281,163  $      46,132  $     167,737  $     589,738

       --             --          --             --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
   18,272          5,542      93,394         74,763        415,549        281,163         46,132        167,737        589,738
--------------------------------------------------------------------------------------------------------------------------------

   38,458         14,591     211,713            932       (383,152)      (226,322)        17,641         83,826        149,856

       --          1,112          --             --             --             --             --             --          8,153

   18,317          9,275     129,581             --             --             --             --             --         60,429
--------------------------------------------------------------------------------------------------------------------------------
   56,775         24,978     341,294            932       (383,152)      (226,322)        17,641         83,826        218,438
--------------------------------------------------------------------------------------------------------------------------------
 (122,370)       (22,816)   (969,890)      (175,726)       (26,904)      (106,985)       (82,848)      (180,878)    (1,124,405)
--------------------------------------------------------------------------------------------------------------------------------
$ (47,323)    $    7,704  $ (535,202) $    (100,031) $       5,493  $     (52,144) $     (19,075) $      70,685  $    (316,229)
================================================================================================================================

================================================================================================================================

  FINANCIAL INVESTORS       FIRST
VARIABLE INSURANCE TRUST    EAGLE
  (IBBOTSON ETF ASSET      VARIABLE
ALLOCATION) (CONTINUED)     FUNDS                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------  ----------  ------------------------------------------------------------------------------------------
                                         GLOBAL                                                                    TEMPLETON
                                          REAL           HIGH                         MUTUAL        STRATEGIC       GLOBAL
              INCOME AND                 ESTATE         INCOME         INCOME         SHARES         INCOME          BOND
 GROWTH         GROWTH     OVERSEAS   SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II
--------------------------------------------------------------------------------------------------------------------------------

$   18,272    $    5,542  $   93,394  $      74,763  $     415,549  $     281,163  $      46,132  $     167,737  $     589,738
    56,775        24,978     341,294            932       (383,152)      (226,322)        17,641         83,826        218,438

  (122,370)      (22,816)   (969,890)      (175,726)       (26,904)      (106,985)       (82,848)      (180,878)    (1,124,405)
--------------------------------------------------------------------------------------------------------------------------------
   (47,323)        7,704    (535,202)      (100,031)         5,493        (52,144)       (19,075)        70,685       (316,229)
--------------------------------------------------------------------------------------------------------------------------------

   553,222        91,570   1,716,593        508,880        741,046      1,448,289        317,018        411,542      2,873,337
   (25,421)      (15,707)   (246,056)       (46,529)      (329,381)      (214,254)       (14,682)       (49,805)      (349,071)
   319,692       (75,983)    671,001         24,922       (531,404)    (3,074,424)       307,740       (752,863)     2,901,210
--------------------------------------------------------------------------------------------------------------------------------

   847,493          (120)  2,141,538        487,273       (119,739)    (1,840,389)       610,076       (391,126)     5,425,476
--------------------------------------------------------------------------------------------------------------------------------
   800,170         7,584   1,606,336        387,242       (114,246)    (1,892,533)       591,001       (320,441)     5,109,247
--------------------------------------------------------------------------------------------------------------------------------
   745,535       645,605   5,780,344        784,690      1,442,719      6,987,903      1,615,473      3,100,994      7,933,900
--------------------------------------------------------------------------------------------------------------------------------
$1,545,705    $  653,189  $7,386,680  $   1,171,932  $   1,328,473  $   5,095,370  $   2,206,474  $   2,780,553  $  13,043,147
================================================================================================================================

                                                                              33

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                               FRANKLIN
                                                               TEMPLETON
                                                          VARIABLE INSURANCE
                                                            PRODUCTS TRUST
                                                              (CONTINUED)                INVESCO VARIABLE INSURANCE FUNDS
                                                          ------------------   ---------------------------------------------------

                                                                 U.S.           BASIC        CAPITAL        CORE       DIVIDEND
                                                            GOVERNMENT II       VALUE      DEVELOPMENT     EQUITY     GROWTH (H)*
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ...........................................   $           71,227   $     --    $        --    $  5,329    $        --
Expenses:
   Mortality and expense risk fees ....................                   --         --             --           1             --
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................               71,227         --             --       5,328             --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................               19,354    (15,355)        (1,216)     49,445         (9,417)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .............                   --         --             --          --             --
        Net realized long-term capital gain distributions
           from investments in portfolio shares .......                   --         --             --          --             --
----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
     portfolio shares .................................               19,354    (15,355)        (1,216)     49,445         (9,417)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................               71,776        284         (5,805)    (40,691)        34,183
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
           assets from operations .....................   $          162,357   $(15,071)   $    (7,021)   $ 14,082    $    24,766
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                               FRANKLIN
                                                               TEMPLETON
                                                          VARIABLE INSURANCE
                                                            PRODUCTS TRUST
                                                              (CONTINUED)                  INVESCO VARIABLE INSURANCE FUNDS
                                                          ------------------   ---------------------------------------------------

                                                                 U.S.           BASIC        CAPITAL        CORE       DIVIDEND
                                                            GOVERNMENT II       VALUE      DEVELOPMENT     EQUITY     GROWTH (H)*
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ....................   $           71,227   $     --    $        --    $  5,328    $        --
   Net realized gain (loss) on investments
     in portfolio shares ..............................               19,354    (15,355)        (1,216)     49,445         (9,417)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .................................               71,776        284         (5,805)    (40,691)        34,183
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ...............................              162,357    (15,071)        (7,021)     14,082         24,766
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) .............................              142,516      8,855         21,936      72,176             --
   Contract redemptions ...............................             (117,948)   (28,701)        (1,279)    (15,689)        (1,381)
   Net transfers ......................................            4,003,232     36,633        221,012     274,735        459,764
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions ............            4,027,800     16,787        241,669     331,222        458,383
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........            4,190,157      1,716        234,648     345,304        483,149
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................            1,716,163      3,668         65,288     455,485             --
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................   $        5,906,320   $  5,384    $   299,936    $800,789    $   483,149
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                          INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                  GLOBAL       GLOBAL                                                  MID
  FINANCIAL       HEALTH        REAL     GOVERNMENT       HIGH      INTERNATIONAL    CAP CORE                   VAN KAMPEN
SERVICES (I)*      CARE        ESTATE    SECURITIES       YIELD         GROWTH        EQUITY      TECHNOLOGY     COMSTOCK
---------------------------------------------------------------------------------------------------------------------------

$         184   $      --    $  94,143    $  19,513    $ 485,743    $      26,197    $     521    $      170    $   12,441

           --          77        1,761           --          428               --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
          184         (77)      92,382       19,513      485,315           26,197          521           170        12,441
---------------------------------------------------------------------------------------------------------------------------

          537     (29,858)     (47,344)      (5,856)    (521,815)          38,456       97,897      (111,769)      (71,056)

           --          --           --           --           --               --           --            --            --

           --          --           --           --           --               --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
          537     (29,858)     (47,344)      (5,856)    (521,815)          38,456       97,897      (111,769)      (71,056)
---------------------------------------------------------------------------------------------------------------------------

          157     (28,029)    (300,585)      44,715      350,813         (355,548)    (132,798)      (25,658)       (1,809)
---------------------------------------------------------------------------------------------------------------------------
$         878   $ (57,964)   $(255,547)   $  58,372    $ 314,313    $    (290,895)   $ (34,380)   $ (137,257)   $  (60,424)
===========================================================================================================================

================================================================================================================================

                                               INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                 GLOBAL        GLOBAL                                                      MID
  FINANCIAL      HEALTH         REAL      GOVERNMENT        HIGH        INTERNATIONAL    CAP CORE                   VAN KAMPEN
SERVICES (I)*     CARE         ESTATE     SECURITIES       YIELD            GROWTH        EQUITY      TECHNOLOGY     COMSTOCK
--------------------------------------------------------------------------------------------------------------------------------

$         184   $     (77)   $   92,382   $   19,513    $    485,315    $     26,197    $      521    $      170    $    12,441
          537     (29,858)      (47,344)      (5,856)       (521,815)         38,456        97,897      (111,769)       (71,056)

          157     (28,029)     (300,585)      44,715         350,813        (355,548)     (132,798)      (25,658)        (1,809)
--------------------------------------------------------------------------------------------------------------------------------
          878     (57,964)     (255,547)      58,372         314,313        (290,895)      (34,380)     (137,257)       (60,424)
--------------------------------------------------------------------------------------------------------------------------------

        8,951      50,796       326,842        1,493         108,444         464,525        77,766        19,172        104,290
       (6,728)     (8,449)     (230,930)    (138,820)       (639,105)        (90,750)      (27,332)      (19,349)       (65,469)
      (32,907)     74,192      (130,054)   2,207,218      16,072,847         372,561       (24,859)      110,413        181,842
--------------------------------------------------------------------------------------------------------------------------------

      (30,684)    116,539       (34,142)   2,069,891      15,542,186         746,336        25,575       110,236        220,663
--------------------------------------------------------------------------------------------------------------------------------
      (29,806)     58,575      (289,689)   2,128,263      15,856,499         455,441        (8,805)      (27,021)       160,239
--------------------------------------------------------------------------------------------------------------------------------
       29,806     288,958     2,309,987      559,774       6,126,361       2,080,964       596,911       123,205             --
--------------------------------------------------------------------------------------------------------------------------------
$          --   $ 347,533    $2,020,298   $2,688,037    $ 21,982,860    $  2,536,405    $  588,106    $   96,184    $   160,239
================================================================================================================================

                                                                              35

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================================

                                                          INVESCO VARIABLE                     IVY FUNDS VARIABLE
                                                     INSURANCE FUNDS (CONTINUED)              INSURANCE PORTFOLIOS
                                                     ---------------------------    -----------------------------------------
                                                      VAN KAMPEN      VAN KAMPEN
                                                      EQUITY AND      GROWTH AND      ASSET
                                                        INCOME          INCOME       STRATEGY       BALANCED         BOND
-----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares .............................  $       635      $      688    $   58,315    $     2,669    $    11,262
Expenses:
   Mortality and expense risk fees ................           --              --            --             --             --
-----------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...........          635             688        58,315          2,669         11,262
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ...........      (15,538)         (4,568)       56,103         12,819         (3,012)
   Net realized short-term capital gain
     distributions from investments
     in portfolio shares ..........................           --              --            --          2,540             --
   Net realized long-term capital gain
     distributions from investments
     in portfolio shares ..........................           --              --            --         11,525          2,781
-----------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments
          in portfolio shares .....................      (15,538)         (4,568)       56,103         26,884           (231)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ..........................................        2,532           6,471      (677,913)       (18,493)         9,209
-----------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations .........................  $   (12,371)     $    2,591    $ (563,495)   $    11,060    $    20,240
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================================

                                                          INVESCO VARIABLE                     IVY FUNDS VARIABLE
                                                     INSURANCE FUNDS (CONTINUED)              INSURANCE PORTFOLIOS
                                                     ---------------------------    -----------------------------------------
                                                      VAN KAMPEN      VAN KAMPEN
                                                      EQUITY AND      GROWTH AND      ASSET
                                                        INCOME          INCOME       STRATEGY       BALANCED         BOND
-----------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................  $       635      $      688    $   58,315    $     2,669    $    11,262
   Net realized gain (loss) on investments in
     portfolio shares .............................      (15,538)         (4,568)       56,103         26,884           (231)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .......................................        2,532           6,471      (677,913)       (18,493)         9,209
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ............................      (12,371)          2,591      (563,495)        11,060         20,240
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ....................................      102,196          27,487     1,635,566          9,852         37,588
   Contract redemptions ...........................       (2,857)           (210)     (243,040)       (64,756)        (2,021)
   Net transfers ..................................       15,090         362,198       674,109        171,376       (402,245)
-----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .........      114,429         389,475     2,066,635        116,472       (366,678)
-----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......      102,058         392,066     1,503,140        127,532       (346,438)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................       34,508           3,811     5,030,555        256,899        545,820
-----------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................  $   136,566      $  395,877    $6,533,695    $   384,431    $   199,382
-----------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                        IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                 GLOBAL
   DIVIDEND                        GLOBAL        NATURAL                      HIGH          MID CAP      SCIENCE AND
OPPORTUNITIES       ENERGY          BOND        RESOURCES        GROWTH      INCOME         GROWTH       TECHNOLOGY        VALUE
------------------------------------------------------------------------------------------------------------------------------------

$       4,957    $        --    $     1,780    $        --    $     270    $    71,612    $        83    $        --    $     5,200

           --             --             --             --           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
        4,957             --          1,780             --          270         71,612             83             --          5,200
------------------------------------------------------------------------------------------------------------------------------------

        4,203         26,872            (59)       (15,630)      (9,656)         2,784        107,215         13,161         25,317

           --             --             --             --           --             --         14,848          6,704             --

           --             --             --             --        2,458             --         34,734         12,236             --
------------------------------------------------------------------------------------------------------------------------------------
        4,203         26,872            (59)       (15,630)      (7,198)         2,784        156,797         32,101         25,317
------------------------------------------------------------------------------------------------------------------------------------

      (71,343)       (76,187)        (1,966)       (91,277)      (7,064)       (49,645)      (262,845)       (74,431)       (92,087)
------------------------------------------------------------------------------------------------------------------------------------
$     (62,183)   $   (49,315)   $      (245)   $  (106,907)   $ (13,992)   $    24,751    $  (105,965)   $   (42,330)   $   (61,570)
====================================================================================================================================

====================================================================================================================================

                                        IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                 GLOBAL
   DIVIDEND                        GLOBAL        NATURAL                      HIGH          MID CAP      SCIENCE AND
OPPORTUNITIES       ENERGY          BOND        RESOURCES        GROWTH      INCOME         GROWTH       TECHNOLOGY        VALUE
------------------------------------------------------------------------------------------------------------------------------------

$       4,957    $        --    $     1,780    $        --    $     270    $    71,612    $        83    $        --    $     5,200
        4,203         26,872            (59)       (15,630)      (7,198)         2,784        156,797         32,101         25,317

      (71,343)       (76,187)        (1,966)       (91,277)      (7,064)       (49,645)      (262,845)       (74,431)       (92,087)
------------------------------------------------------------------------------------------------------------------------------------
      (62,183)       (49,315)          (245)      (106,907)     (13,992)        24,751       (105,965)       (42,330)       (61,570)
------------------------------------------------------------------------------------------------------------------------------------

       53,634         98,515         13,308        121,069        9,135        264,660        573,807         17,899        128,960
       (7,256)       (20,834)        (2,225)        (5,354)        (864)       (25,772)       (75,176)       (40,908)       (73,967)
      544,038        123,467         80,412        278,201       41,583        824,673        215,169        130,812        (79,069)
------------------------------------------------------------------------------------------------------------------------------------

      590,416        201,148         91,495        393,916       49,854      1,063,561        713,800        107,803        (24,076)
------------------------------------------------------------------------------------------------------------------------------------
      528,233        151,833         91,250        287,009       35,862      1,088,312        607,835         65,473        (85,646)
------------------------------------------------------------------------------------------------------------------------------------
      198,420        336,172             --         51,685       54,213        414,211        956,948        301,345        603,192
------------------------------------------------------------------------------------------------------------------------------------
$     726,653    $   488,005    $    91,250    $   338,694    $  90,075    $ 1,502,523    $ 1,564,783    $   366,818    $   517,546
====================================================================================================================================

                                                                              37

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                    JANUS ASPEN SERIES
                                                              ----------------------------------------------------------------------

                                                                BALANCED     ENTERPRISE     FORTY         JANUS        OVERSEAS
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $    160,013  $         --  $     6,173  $      5,690  $      36,763
Expenses:
   Mortality and expense risk fees .........................            --         1,305           --           827            105
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................       160,013        (1,305)       6,173         4,863         36,658
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................        86,774        85,900      116,892        94,653      1,154,613
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................        12,481            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................       320,787            --           --            --         76,669
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................       420,042        85,900      116,892        94,653      1,231,282
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (494,589)     (108,904)    (245,700)     (143,012)    (4,154,527)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $     85,466  $    (24,309) $  (122,635) $    (43,496) $  (2,886,587)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                    JANUS ASPEN SERIES
                                                              ----------------------------------------------------------------------

                                                                BALANCED     ENTERPRISE     FORTY         JANUS        OVERSEAS
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $    160,013  $     (1,305) $     6,173  $      4,863  $      36,658
   Net realized gain (loss) on investments in portfolio
     shares ................................................       420,042        85,900      116,892        94,653      1,231,282
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................      (494,589)     (108,904)    (245,700)     (143,012)    (4,154,527)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................        85,466       (24,309)    (122,635)      (43,496)    (2,886,587)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....       634,928        21,819       83,851        87,380      1,186,235
   Contract redemptions ....................................      (172,464)     (131,523)    (152,731)      (28,419)      (262,289)
   Net transfers ...........................................      (460,984)      206,713     (333,686)     (148,542)    (1,727,695)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................         1,480        97,009     (402,566)      (89,581)      (803,749)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............        86,946        72,700     (525,201)     (133,077)    (3,690,336)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     6,437,623     2,419,086    1,869,922     1,074,453      9,451,578
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $  6,524,569  $  2,491,786  $ 1,344,721  $    941,376  $   5,761,242
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

JANUS ASPEN SERIES (CONTINUED)                LAZARD RETIREMENT SERIES                LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------  ----------------------------------------------------  ------------------------------------------
                                                                US                                  CLEARBRIDGE    CLEARBRIDGE
  PERKINS                        EMERGING                    SMALL-MID       US       CLEARBRIDGE     EQUITY       FUNDAMENTAL
  MID CAP                         MARKETS    INTERNATIONAL      CAP       STRATEGIC   AGGRESSIVE      INCOME         ALL CAP
   VALUE           WORLDWIDE      EQUITY        EQUITY         EQUITY      EQUITY       GROWTH        BUILDER         VALUE
--------------------------------------------------------------------------------------------------------------------------------

$     43,081      $      3,181  $   192,243  $      19,852  $        --  $     1,267  $     2,038   $    14,955   $       6,475

          --             1,047           43             --           --           --           --            --              --

--------------------------------------------------------------------------------------------------------------------------------
      43,081             2,134      192,200         19,852           --        1,267        2,038        14,955           6,475

--------------------------------------------------------------------------------------------------------------------------------

     409,818            10,081      366,502         12,685      (22,099)      13,194       71,575        11,171           7,936

          --                --           --             --        1,846           --           --            --              --

          --                --           --             --       37,657           --           --            --              --
--------------------------------------------------------------------------------------------------------------------------------
     409,818            10,081      366,502         12,685       17,404       13,194       71,575        11,171           7,936
--------------------------------------------------------------------------------------------------------------------------------

    (596,985)         (115,253)  (2,521,952)      (126,599)    (107,281)      (8,343)    (208,901)        5,040         (31,690)
--------------------------------------------------------------------------------------------------------------------------------
$   (144,086)     $   (103,038) $(1,963,250) $     (94,062) $   (89,877) $     6,118  $  (135,288)  $    31,166   $     (17,279)
================================================================================================================================

================================================================================================================================

JANUS ASPEN SERIES (CONTINUED)                  LAZARD RETIREMENT SERIES              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------  ----------------------------------------------------  ------------------------------------------
                                                                US                                  CLEARBRIDGE    CLEARBRIDGE
  PERKINS                        EMERGING                    SMALL-MID       US       CLEARBRIDGE     EQUITY       FUNDAMENTAL
  MID CAP                         MARKETS    INTERNATIONAL      CAP       STRATEGIC   AGGRESSIVE      INCOME         ALL CAP
   VALUE           WORLDWIDE      EQUITY        EQUITY         EQUITY      EQUITY       GROWTH        BUILDER         VALUE
--------------------------------------------------------------------------------------------------------------------------------

$     43,081      $      2,134  $   192,200  $      19,852  $      --    $     1,267  $     2,038   $    14,955   $       6,475
     409,818            10,081      366,502         12,685       17,404       13,194       71,575        11,171           7,936

    (596,985)         (115,253)  (2,521,952)      (126,599)    (107,281)      (8,343)    (208,901)        5,040         (31,690)
--------------------------------------------------------------------------------------------------------------------------------
    (144,086)         (103,038)  (1,963,250)       (94,062)     (89,877)       6,118     (135,288)       31,166         (17,279)
--------------------------------------------------------------------------------------------------------------------------------

   1,065,461            21,426    1,400,457         55,712       27,044          (86)      33,500         3,800         263,821
    (228,273)          (72,451)    (548,256)       (48,008)     (36,229)      (4,191)    (136,716)       (1,147)        (13,504)
     (68,778)          226,977     (362,507)      (272,743)    (301,372)      (2,031)     353,554       172,455          35,263
--------------------------------------------------------------------------------------------------------------------------------

     768,410           175,952      489,694       (265,039)    (310,557)      (6,308)     250,338       175,108         285,580
--------------------------------------------------------------------------------------------------------------------------------
     624,324            72,914   (1,473,556)      (359,101)    (400,434)        (190)     115,050       206,274         268,301
--------------------------------------------------------------------------------------------------------------------------------
   4,906,932           331,880   10,245,740      1,220,154      856,829      114,836      855,275       303,408         182,384
--------------------------------------------------------------------------------------------------------------------------------
$  5,531,256      $    404,794  $ 8,772,184  $     861,053  $   456,395  $   114,646  $   970,325   $   509,682   $     450,685
================================================================================================================================

                                                                              39

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                               LEGG MASON
                                                                PARTNERS
                                                                VARIABLE
                                                              EQUITY TRUST     LEGG MASON PARTNERS
                                                              (CONTINUED)     VARIABLE INCOME TRUST      LORD ABBETT SERIES FUND
                                                              ------------  -------------------------  -----------------------------
                                                                              WESTERN      WESTERN
                                                              CLEARBRIDGE      ASSET        ASSET
                                                               LARGE CAP    GLOBAL HIGH   STRATEGIC       BOND          CAPITAL
                                                                 GROWTH      YIELD BOND      BOND       DEBENTURE      STRUCTURE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $        478  $     85,920  $    56,371  $    432,515  $      10,283
Expenses:
   Mortality and expense risk fees .........................            --            --           --            --             21
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................           478        85,920       56,371       432,515         10,262
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................        37,647       (31,574)      44,762       (59,752)         7,153
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --        54,093             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................        37,647       (31,574)      44,762        (5,659)         7,153
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................       (35,282)      (32,817)     (21,244)     (169,481)       (18,287)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $      2,843  $     21,529  $    79,889  $    257,375  $        (872)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                               LEGG MASON
                                                                PARTNERS
                                                                VARIABLE
                                                              EQUITY TRUST     LEGG MASON PARTNERS
                                                              (CONTINUED)     VARIABLE INCOME TRUST      LORD ABBETT SERIES FUND
                                                              ------------  -------------------------  -----------------------------
                                                                              WESTERN      WESTERN
                                                              CLEARBRIDGE      ASSET        ASSET
                                                               LARGE CAP    GLOBAL HIGH   STRATEGIC       BOND          CAPITAL
                                                                 GROWTH      YIELD BOND      BOND       DEBENTURE      STRUCTURE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $        478  $     85,920  $    56,371  $    432,515  $      10,262
   Net realized gain (loss) on investments in portfolio
     shares ................................................        37,647       (31,574)      44,762        (5,659)         7,153
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................       (35,282)      (32,817)     (21,244)     (169,481)       (18,287)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................         2,843        21,529       79,889       257,375           (872)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....         4,099        47,749       61,061       946,270          1,002
   Contract redemptions ....................................        (8,935)     (123,613)     (68,827)     (176,249)       (14,506)
   Net transfers ...........................................      (111,737)     (306,396)     119,839     3,944,342         (2,363)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................      (116,573)     (382,260)     112,073     4,714,363        (15,867)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............      (113,730)     (360,731)     191,962     4,971,738        (16,739)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       215,955     1,324,122      944,930     2,554,541        366,359
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $    102,225  $    963,391  $ 1,136,892  $  7,526,279  $     349,620
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                              MERGER
   LORD ABBETT SERIES FUND (CONTINUED)         FUND                      NATIONWIDE VARIABLE INSURANCE TRUST
-----------------------------------------  -------------  -----------------------------------------------------------------
                GROWTH
  CLASSIC         AND       INTERNATIONAL     MERGER          BOND     INTERNATIONAL    MID CAP      S&P 500    SMALL CAP
   STOCK        INCOME      OPPORTUNITIES     FUND VL        INDEX         INDEX         INDEX        INDEX       INDEX
---------------------------------------------------------------------------------------------------------------------------

$      2,343  $      9,585  $       2,547  $          --  $    69,493  $      63,330  $    12,749  $    55,199  $  11,160

          --         1,017             --             --           --             --           --           --         --
---------------------------------------------------------------------------------------------------------------------------
       2,343         8,568          2,547             --       69,493         63,330       12,749       55,199     11,160
---------------------------------------------------------------------------------------------------------------------------

       8,290       (23,300)       (54,885)        (4,906)      46,140        (48,048)     289,744      253,071     35,239

          --            --             --        259,149           --             --           --           --         --

          --            --             --             --           --             --       19,225           --         --
---------------------------------------------------------------------------------------------------------------------------
       8,290       (23,300)       (54,885)       254,243       46,140        (48,048)     308,969      253,071     35,239
---------------------------------------------------------------------------------------------------------------------------

     (37,587)      (63,752)       (58,867)      (186,265)      26,060       (291,311)    (339,978)    (266,523)   (73,808)
---------------------------------------------------------------------------------------------------------------------------
$    (26,954) $    (78,484) $    (111,205) $      67,978  $   141,693  $    (276,029) $   (18,260) $    41,747  $ (27,409)
===========================================================================================================================

===========================================================================================================================

                                              MERGER
   LORD ABBETT SERIES FUND (CONTINUED)         FUND                      NATIONWIDE VARIABLE INSURANCE TRUST
-----------------------------------------  -------------  -----------------------------------------------------------------
                GROWTH
  CLASSIC         AND       INTERNATIONAL     MERGER          BOND     INTERNATIONAL    MID CAP      S&P 500    SMALL CAP
   STOCK        INCOME      OPPORTUNITIES     FUND VL        INDEX         INDEX         INDEX        INDEX       INDEX
---------------------------------------------------------------------------------------------------------------------------

$      2,343  $      8,568  $       2,547  $          --  $    69,493  $      63,330  $    12,749  $    55,199  $   11,160
       8,290       (23,300)       (54,885)       254,243       46,140        (48,048)     308,969      253,071      35,239

     (37,587)      (63,752)       (58,867)      (186,265)      26,060       (291,311)    (339,978)    (266,523)    (73,808)
---------------------------------------------------------------------------------------------------------------------------
     (26,954)      (78,484)      (111,205)        67,978      141,693       (276,029)     (18,260)      41,747     (27,409)
---------------------------------------------------------------------------------------------------------------------------

      56,813       133,890         75,631        679,411      356,858        319,243      141,760      580,450     395,528
        (901)      (80,545)       (91,835)      (112,510)    (180,129)      (330,570)    (164,251)    (314,659)   (129,382)
      78,985        64,023       (113,967)      (779,254)     740,191        (58,502)    (220,622)     601,477    (194,872)
---------------------------------------------------------------------------------------------------------------------------

     134,897       117,368       (130,171)      (212,353)     916,920        (69,829)    (243,113)     867,268      71,274
---------------------------------------------------------------------------------------------------------------------------
     107,943        38,884       (241,376)      (144,375)   1,058,613       (345,858)    (261,373)     909,015      43,865
---------------------------------------------------------------------------------------------------------------------------
     198,401     1,199,113        443,168      4,345,491    1,723,423      2,251,067    1,523,875    2,232,808   1,205,148
---------------------------------------------------------------------------------------------------------------------------
$    306,344  $  1,237,997  $     201,792  $   4,201,116  $ 2,782,036  $   1,905,209  $ 1,262,502  $ 3,141,823  $1,249,013
===========================================================================================================================

                                                                              41

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                              ----------------------------------------------------------------------

                                                                                                          SHORT
                                                                 MID-CAP                                 DURATION      SMALL-CAP
                                                                 GROWTH       PARTNERS      REGENCY        BOND         GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $         --  $         --  $     1,597  $     37,960  $          --
Expenses:
   Mortality and expense risk fees .........................            --             3           --            39             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................            --            (3)       1,597        37,921             --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................      (157,776)      134,186       20,489        (6,484)        22,436
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................      (157,776)      134,186       20,489        (6,484)        22,436
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (172,389)     (254,665)     (46,573)      (31,407)      (120,356)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $   (330,165) $   (120,482) $   (24,487) $         30  $     (97,920)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                              ----------------------------------------------------------------------

                                                                                                          SHORT
                                                                 MID-CAP                                 DURATION      SMALL-CAP
                                                                 GROWTH       PARTNERS      REGENCY        BOND         GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $         --    $       (3) $     1,597  $     37,921  $          --
   Net realized gain (loss) on investments in portfolio
     shares ................................................      (157,776)      134,186       20,489        (6,484)        22,436
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................      (172,389)     (254,665)     (46,573)      (31,407)      (120,356)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................      (330,165)     (120,482)     (24,487)           30        (97,920)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....        85,210       232,260      121,018        63,097         96,813
   Contract redemptions ....................................       (41,068)     (124,644)     (13,325)      (14,062)       (17,180)
   Net transfers ...........................................     2,108,379       (35,556)    (381,607)      706,599       (130,507)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................     2,152,521        72,060     (273,914)      755,634        (50,874)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............     1,822,356       (48,422)    (298,401)      755,664       (148,794)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       871,798     1,801,162      563,004       455,938        692,727
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $  2,694,154  $  1,752,740  $   264,603  $  1,211,602  $     543,933
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

   NEUBERGER
 BERMAN ADVISERS
   MANAGEMENT
TRUST (CONTINUED)                                        NORTHERN LIGHTS VARIABLE TRUST
-----------------  -----------------------------------------------------------------------------------------------------------------
                                                                    CHARIOT
                                  AVANT GOLD                       ABSOLUTE                                  JNF           TOPS
    SOCIALLY        ADAPTIVE       BULLION        CHANGING         RETURN ALL       JNF         JNF         MONEY      BALANCED ETF
   RESPONSIVE      ALLOCATION  STRATEGY VP (j)*  PARAMETERS   OPPORTUNITIES (k)*  BALANCED     EQUITY       MARKET     CLASS 2 (L)*
------------------------------------------------------------------------------------------------------------------------------------

$           3,033  $       --  $             --  $   150,529  $               --  $   3,029  $   3,254  $       4,410  $         --

               --          --                --           --                  --        639      2,984          6,580            --
------------------------------------------------------------------------------------------------------------------------------------
            3,033          --                --      150,529                  --      2,390        270         (2,170)           --
------------------------------------------------------------------------------------------------------------------------------------

           67,369     (55,424)         (109,590)     (44,715)             (1,389)   (10,826)    11,324             --            (1)

               --          --                --           --                  --         --         --             --            --

               --          --                --           --                  --         --         --             --            --
------------------------------------------------------------------------------------------------------------------------------------
           67,369     (55,424)         (109,590)     (44,715)             (1,389)   (10,826)    11,324             --            (1)
------------------------------------------------------------------------------------------------------------------------------------

         (112,087)    (15,045)         (148,303)    (214,073)                 (1)      (243)   (24,892)            --            --
------------------------------------------------------------------------------------------------------------------------------------
$         (41,685) $  (70,469) $       (257,893) $  (108,259) $           (1,390) $  (8,679) $ (13,298) $      (2,170) $         (1)
====================================================================================================================================

====================================================================================================================================

   NEUBERGER
 BERMAN ADVISERS
   MANAGEMENT
TRUST (CONTINUED)                                        NORTHERN LIGHTS VARIABLE TRUST
-----------------  -----------------------------------------------------------------------------------------------------------------
                                                                   CHARIOT
                                  AVANT GOLD                       ABSOLUTE                                  JNF           TOPS
    SOCIALLY        ADAPTIVE       BULLION        CHANGING        RETURN ALL       JNF         JNF          MONEY      BALANCED ETF
   RESPONSIVE      ALLOCATION  STRATEGY VP (j)*  PARAMETERS   OPPORTUNITIES (k)*  BALANCED     EQUITY       MARKET     CLASS 2 (L)*
------------------------------------------------------------------------------------------------------------------------------------

$           3,033  $       --  $             --  $   150,529  $               --  $   2,390  $     270  $      (2,170) $         --
           67,369     (55,424)         (109,590)     (44,715)             (1,389)   (10,826)    11,324             --            (1)

         (112,087)    (15,045)         (148,303)    (214,073)                 (1)      (243)   (24,892)            --            --
------------------------------------------------------------------------------------------------------------------------------------
          (41,685)    (70,469)         (257,893)    (108,259)             (1,390)    (8,679)   (13,298)        (2,170)           (1)
------------------------------------------------------------------------------------------------------------------------------------

           39,168      19,538           452,645      500,866              23,443         (1)    20,145     95,215,171            --
          (18,010)    (73,290)           (7,806)    (537,564)               (707)   (20,820)  (126,409)   (21,287,650)           --
          118,417     650,772         1,256,826       (8,889)            (21,680)    48,253   (248,511)   (55,595,412)            1
------------------------------------------------------------------------------------------------------------------------------------

          139,575     597,020         1,701,665      (45,587)              1,056     27,432   (354,775)    18,332,109             1
------------------------------------------------------------------------------------------------------------------------------------
           97,890     526,551         1,443,772     (153,846)               (334)    18,753   (368,073)    18,329,939            --
------------------------------------------------------------------------------------------------------------------------------------
          774,871      65,031                --   13,929,881                 334    218,917    708,073     87,666,577            --
------------------------------------------------------------------------------------------------------------------------------------
$         872,761  $  591,582  $      1,443,772  $13,776,035  $               --  $ 237,670  $ 340,000  $ 105,996,516  $         --
====================================================================================================================================

                                                                              43

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                                    NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                   -----------------------------------------------------------------------------
                                                         TOPS                            TOPS           TOPS           TOPS
                                                       CAPITAL            TOPS         MODERATE       PROTECTED      PROTECTED
                                                     PRESERVATION      GROWTH ETF     GROWTH ETF    BALANCED ETF    GROWTH ETF
                                                   ETF CLASS 2 (L)*   CLASS 1 (L)*   CLASS 1 (L)*   CLASS 1 (B)*   CLASS 1 (L)*
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..........................   $             --   $         --   $         --   $         --   $         --
Expenses:
   Mortality and expense risk fees .............                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments
     in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........               (188)        (6,002)            --             --              4
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................                 --             --             --             --             --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ...................               (188)        (6,002)            --             --              4
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................                 --          5,701         (4,543)         1,241          5,745
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .......................   $           (188)  $       (301)  $     (4,543)  $      1,241   $      5,749
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================

                                                                    NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                   -----------------------------------------------------------------------------
                                                         TOPS                            TOPS           TOPS           TOPS
                                                       CAPITAL            TOPS         MODERATE       PROTECTED      PROTECTED
                                                     PRESERVATION      GROWTH ETF     GROWTH ETF    BALANCED ETF    GROWTH ETF
                                                   ETF CLASS 2 (L)*   CLASS 1 (L)*   CLASS 1 (L)*   CLASS 1 (B)*   CLASS 1 (L)*
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $             --   $         --   $         --   $         --   $         --
   Net realized gain (loss) on investments in
     portfolio shares ..........................               (188)        (6,002)            --             --              4
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ..........................                 --          5,701         (4,543)         1,241          5,745
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .........................               (188)          (301)        (4,543)         1,241          5,749
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .................................                 --        106,022        467,000        600,000      9,217,621
   Contract redemptions ........................                 --            (30)           (70)          (455)        (2,937)
   Net transfers ...............................                188             --             --         84,905         19,985
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ......                188        105,992        466,930        684,450      9,234,669
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...                 --        105,691        462,387        685,691      9,240,418
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................                 --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............   $             --   $    105,691   $    462,387   $    685,691   $  9,240,418
================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

      NORTHERN LIGHTS VARIABLE                 OPPENHEIMER
         TRUST (CONTINUED)              VARIABLE ACCOUNT FUNDS (B)*                 PIMCO VARIABLE INSURANCE TRUST
-----------------------------------   --------------------------------   -----------------------------------------------------
      TOPS               TOPS                                                                                       FOREIGN
   PROTECTED           PROTECTED                               GLOBAL                   COMMODITY-     EMERGING       BOND
   MOD GROWTH         MOD GROWTH        CORE      GLOBAL     STRATEGIC       ALL       REAL RETURN     MARKETS     US DOLLAR
ETF CLASS 1 (B)*   ETF CLASS 2 (B)*     BOND    SECURITIES     INCOME       ASSET       STRATEGY         BOND        HEDGED
------------------------------------------------------------------------------------------------------------------------------

$             --   $             --   $    --   $       --   $      --   $   812,001   $ 1,032,829   $   586,911   $  110,996

              --                 --        --           --          --            --            --            --           --
------------------------------------------------------------------------------------------------------------------------------
              --                 --        --           --          --       812,001     1,032,829       586,911      110,996
------------------------------------------------------------------------------------------------------------------------------

              --                 --        --           --          --       130,057      (404,167)      (75,985)     (48,637)

              --                 --        --           --          --            --            --            --           --

              --                 --        --           --          --            --            --            --       66,564
------------------------------------------------------------------------------------------------------------------------------
              --                 --        --           --          --       130,057      (404,167)      (75,985)      17,927
------------------------------------------------------------------------------------------------------------------------------

             226                 --        54          263          68      (795,259)   (1,333,547)       56,958      187,189
------------------------------------------------------------------------------------------------------------------------------
$            226   $             --   $    54   $      263   $      68   $   146,799   $  (704,885)  $   567,884   $  316,112
==============================================================================================================================

==============================================================================================================================

      NORTHERN LIGHTS VARIABLE                 OPPENHEIMER
         TRUST (CONTINUED)              VARIABLE ACCOUNT FUNDS (B)*                 PIMCO VARIABLE INSURANCE TRUST
-----------------------------------   --------------------------------   -----------------------------------------------------
      TOPS               TOPS                                                                                       FOREIGN
   PROTECTED           PROTECTED                               GLOBAL                   COMMODITY-     EMERGING       BOND
   MOD GROWTH         MOD GROWTH        CORE      GLOBAL     STRATEGIC       ALL       REAL RETURN     MARKETS     US DOLLAR
ETF CLASS 1 (B)*   ETF CLASS 2 (B)*     BOND    SECURITIES     INCOME       ASSET       STRATEGY         BOND        HEDGED
------------------------------------------------------------------------------------------------------------------------------

$             --   $             --   $    --   $       --   $      --   $   812,001   $ 1,032,829   $   586,911   $  110,996
              --                 --        --           --          --       130,057      (404,167)      (75,985)      17,927

             226                 --        54          263          68      (795,259)   (1,333,547)       56,958      187,189
------------------------------------------------------------------------------------------------------------------------------
             226                 --        54          263          68       146,799      (704,885)      567,884      316,112
------------------------------------------------------------------------------------------------------------------------------

              --            723,000        --           --       9,234     2,163,078     1,036,649     1,461,975      724,097
             (47)                --        (2)          (2)        (10)     (598,760)     (384,335)     (429,013)    (218,367)
          19,985                 --     8,338        9,721          --       381,095    (1,119,844)    2,887,770    5,836,200
------------------------------------------------------------------------------------------------------------------------------

          19,938            723,000     8,336        9,719       9,224     1,945,413      (467,530)    3,920,732    6,341,930
------------------------------------------------------------------------------------------------------------------------------
          20,164            723,000     8,390        9,982       9,292     2,092,212    (1,172,415)    4,488,616    6,658,042
------------------------------------------------------------------------------------------------------------------------------
              --                 --        --           --          --     9,925,282     7,951,124     6,026,794    3,118,385
------------------------------------------------------------------------------------------------------------------------------
$         20,164   $        723,000   $ 8,390   $    9,982   $   9,292   $12,017,494   $ 6,778,709   $10,515,410   $9,776,427
==============================================================================================================================

                                                                              45

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================

                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                   -----------------------------------------------------------------
                                                                 GLOBAL
                                                     FOREIGN    ADVANTAGE      GLOBAL
                                                      BOND       STRATEGY       BOND        GLOBAL         HIGH
                                                    UNHEDGED     BOND (B)*    UNHEDGED    MULTI-ASSET      YIELD
--------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..........................   $   48,213   $       16   $  110,663   $    11,814   $ 2,113,611
Expenses:
   Mortality and expense risk fees .............           --           --           --            --            --
--------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .......       48,213           16      110,663        11,814     2,113,611
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........       61,713          (27)     185,901       (14,792)     (153,111)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................        6,765           --       79,422         7,325            --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................        2,436           --        4,355         3,839            --
--------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
           investments in portfolio shares .....       70,914          (27)     269,678        (3,628)     (153,111)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................      (22,209)          13      (63,883)      (57,341)      154,897
--------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations .....................   $   96,918   $        2   $  316,458   $   (49,155)  $ 2,115,397
====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================

                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                   -----------------------------------------------------------------
                                                                 GLOBAL
                                                     FOREIGN    ADVANTAGE      GLOBAL
                                                      BOND       STRATEGY       BOND        GLOBAL         HIGH
                                                    UNHEDGED     BOND (B)*    UNHEDGED    MULTI-ASSET      YIELD
--------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $   48,213   $       16   $  110,663   $    11,814   $ 2,113,611
   Net realized gain (loss) on investments in
     portfolio shares ..........................       70,914          (27)     269,678        (3,628)     (153,111)
   Net change in unrealized appreciation
     (depreciation) of investments in
       portfolio shares ........................      (22,209)          13      (63,883)      (57,341)      154,897
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .........................       96,918            2      316,458       (49,155)    2,115,397
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .................................      244,028           (1)     403,802       246,688     1,181,840
   Contract redemptions ........................      (47,380)         (85)    (192,179)       (8,608)   (1,386,734)
   Net transfers ...............................      868,461       13,464    1,241,405       966,016     9,890,670
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ......    1,065,109       13,378    1,453,028     1,204,096     9,685,776
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...    1,162,027       13,380    1,769,486     1,154,941    11,801,173
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................    1,319,037           --    2,204,916       157,872    33,255,788
--------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............   $2,481,064   $   13,380   $3,974,402   $ 1,312,813   $45,056,961
====================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------   ------------------------------------------------------

    LONG
   TERM US         LOW            REAL          SHORT-        TOTAL                        CULLEN       EMERGING       EQUITY
 GOVERNMENT      DURATION        RETURN          TERM         RETURN          BOND         VALUE        MARKETS        INCOME
--------------------------------------------------------------------------------------------------------------------------------

$     53,572   $    266,795   $    364,272   $    75,852   $  1,441,001   $   244,654   $     9,340   $        --   $    56,978

          --             --             38            --             20            --            --            --           183
--------------------------------------------------------------------------------------------------------------------------------
      53,572        266,795        364,234        75,852      1,440,981       244,654         9,340            --        56,795
--------------------------------------------------------------------------------------------------------------------------------

     150,984         80,585        906,564         3,359        289,783        30,420       104,644        51,504       510,021

      79,548             --        501,279        11,140        400,267            --            --            --            --

       3,090             --         79,657         3,237        433,071            --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
     233,622         80,585      1,487,500        17,736      1,123,121        30,420       104,644       51,504        510,021
--------------------------------------------------------------------------------------------------------------------------------

     261,234       (216,363)         4,800       (65,204)      (851,854)       19,467      (232,987)     (671,907)     (370,354)
--------------------------------------------------------------------------------------------------------------------------------
$    548,428   $    131,017   $  1,856,534   $    28,384   $  1,712,248   $   294,541   $  (119,003)  $  (620,403)  $   196,462
================================================================================================================================

================================================================================================================================

              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------   ------------------------------------------------------

    LONG
   TERM US         LOW            REAL          SHORT-        TOTAL                        CULLEN       EMERGING       EQUITY
 GOVERNMENT      DURATION        RETURN          TERM         RETURN          BOND         VALUE        MARKETS        INCOME
--------------------------------------------------------------------------------------------------------------------------------

$     53,572   $    266,795   $    364,234   $    75,852   $  1,440,981   $   244,654   $     9,340   $        --   $    56,795
     233,622         80,585      1,487,500        17,736      1,123,121        30,420       104,644        51,504       510,021

     261,234       (216,363)         4,800       (65,204)      (851,854)       19,467      (232,987)     (671,907)     (370,354)
--------------------------------------------------------------------------------------------------------------------------------
     548,428        131,017      1,856,534        28,384      1,712,248       294,541      (119,003)     (620,403)      196,462
--------------------------------------------------------------------------------------------------------------------------------

     150,140      3,295,793      2,733,296     1,556,383     10,118,992       388,596       146,528       319,526       132,509
    (160,979)    (1,035,083)      (759,843)     (850,095)    (3,070,448)     (432,443)      (33,652)     (115,447)     (957,991)
   2,065,873      7,277,034      4,651,058     1,988,155          7,641      (663,848)     (173,157)   (1,628,192)    2,886,259
--------------------------------------------------------------------------------------------------------------------------------

   2,055,034      9,537,744      6,624,511     2,694,443      7,056,185      (707,695)      (60,281)   (1,424,113)    2,060,777
--------------------------------------------------------------------------------------------------------------------------------
   2,603,462      9,668,761      8,481,045     2,722,827      8,768,433      (413,154)     (179,284)   (2,044,516)    2,257,239
--------------------------------------------------------------------------------------------------------------------------------
   1,151,319     11,113,376     13,860,058     6,347,290     49,037,499     4,692,570     1,389,680     3,834,714     2,569,088
--------------------------------------------------------------------------------------------------------------------------------
$  3,754,781   $ 20,782,137   $ 22,341,103   $ 9,070,117   $ 57,805,932   $ 4,279,416   $ 1,210,396   $ 1,790,198   $ 4,826,327
================================================================================================================================

                                                                              47

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================

                                                      PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)      PROFUNDS VP
                                                   --------------------------------------------------   ------------
                                                                                                          ACCESS
                                                                   HIGH        MID CAP     STRATEGIC        VP
                                                      FUND         YIELD        VALUE        INCOME      HIGH YIELD
--------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..........................   $    8,385   $  105,197   $   13,831   $   357,330   $    46,795
Expenses:
   Mortality and expense risk fees .............           --           --           --            --            --
--------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........        8,385      105,197       13,831       357,330        46,795
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........       93,483      219,631      346,170     (118,837)      (178,333)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................           --           --           --            --        96,988
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................       64,257           --           --        35,389        42,678
--------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares .......      157,740      219,631      346,170       (83,448)      (38,667)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................     (245,029)    (253,031)    (455,127)     (176,777)       67,605
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .......................   $  (78,904)  $   71,797   $  (95,126)  $    97,105   $    75,733
====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================

                                                      PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)      PROFUNDS VP
                                                   --------------------------------------------------   ------------
                                                                                                          ACCESS
                                                                   HIGH        MID CAP     STRATEGIC        VP
                                                      FUND         YIELD        VALUE        INCOME      HIGH YIELD
--------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $    8,385   $  105,197   $   13,831   $   357,330   $    46,795
   Net realized gain (loss) on investments in
     portfolio shares ..........................      157,740      219,631      346,170       (83,448)      (38,667)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ....................................     (245,029)    (253,031)    (455,127)     (176,777)       67,605
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..............................      (78,904)      71,797     (95,126)        97,105        75,733
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .................................           --      305,459      170,318       561,592       248,818
   Contract redemptions ........................      (26,995)    (225,858)    (148,300)     (201,811)   (1,188,972)
   Net transfers ...............................     (838,672)    (881,097)    (804,850)   (2,314,435)    6,711,198
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........     (865,667)    (801,496)    (782,832)   (1,954,654)    5,771,044
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...     (944,571)    (729,699)    (877,958)   (1,857,549)    5,846,777
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................    1,307,098    2,997,296    2,856,505     7,634,605     1,881,533
--------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............   $  362,527   $2,267,597   $1,978,547   $ 5,777,056   $ 7,728,310
====================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================

                                             PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------

                          BASIC                                                CONSUMER   CONSUMER    EMERGING
  ASIA 30      BANKS    MATERIALS     BEAR      BIOTECHNOLOGY      BULL         GOODS     SERVICES     MARKETS
-----------------------------------------------------------------------------------------------------------------

$      121   $     --   $     223   $      --   $          --   $        --   $     552   $     --   $        --

        --         --          --          --              --            --          --         --            --
-----------------------------------------------------------------------------------------------------------------
       121         --         223          --              --            --         552         --            --
-----------------------------------------------------------------------------------------------------------------

  (127,772)    (5,067)     (4,130)    (88,120)         39,003      (483,137)    (26,583)     1,684      (154,714)

        --         --          --          --              --            --          --         --            --

    20,422         --          --          --              --        43,490          --         --            --
-----------------------------------------------------------------------------------------------------------------
  (107,350)    (5,067)     (4,130)    (88,120)         39,003      (439,647)    (26,583)     1,684      (154,714)
-----------------------------------------------------------------------------------------------------------------

   (26,777)      (293)    (29,499)        166           2,359        55,065      (3,156)       116       (23,767)
-----------------------------------------------------------------------------------------------------------------
$ (134,006)  $ (5,360)  $ (33,406)  $ (87,954)  $      41,362   $  (384,582)  $ (29,187)  $  1,800   $  (178,481)
=================================================================================================================

=================================================================================================================

                                             PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------

                          BASIC                                                CONSUMER   CONSUMER    EMERGING
  ASIA 30      BANKS    MATERIALS     BEAR      BIOTECHNOLOGY      BULL         GOODS     SERVICES     MARKETS
-----------------------------------------------------------------------------------------------------------------

$      121   $     --   $     223   $      --   $          --   $        --   $     552   $     --   $        --
  (107,350)    (5,067)     (4,130)    (88,120)         39,003      (439,647)    (26,583)     1,684      (154,714)

   (26,777)      (293)    (29,499)        166           2,359        55,065      (3,156)       116       (23,767)
-----------------------------------------------------------------------------------------------------------------
  (134,006)    (5,360)    (33,406)    (87,954)         41,362      (384,582)    (29,187)     1,800      (178,481)
-----------------------------------------------------------------------------------------------------------------

   171,631         --      32,389       1,358              --        18,267      17,500      1,189            13
    (9,015)      (621)    (13,703)    (19,512)           (202)      (65,978)     (6,436)      (122)      (19,299)
  (730,882)    13,236    (495,402)     75,804        (235,778)    1,189,072     (37,641)    27,937      (948,569)
-----------------------------------------------------------------------------------------------------------------

  (568,266)    12,615    (476,716)     57,650        (235,980)    1,141,361     (26,577)    29,004      (967,855)
-----------------------------------------------------------------------------------------------------------------
  (702,272)     7,255    (510,122)    (30,304)       (194,618)      756,779     (55,764)    30,804    (1,146,336)
-----------------------------------------------------------------------------------------------------------------
   914,328         --     547,821      84,026         201,127     1,753,157     130,031      7,653     1,172,794
-----------------------------------------------------------------------------------------------------------------
$  212,056   $  7,255   $  37,699   $  53,722   $       6,509   $ 2,509,936   $  74,267   $ 38,457   $    26,458
=================================================================================================================

                                                                              49

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                    PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                               FALLING                   HEALTH
                                                               EUROPE 30      US DOLLAR   FINANCIALS      CARE        INDUSTRIALS
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $      6,967  $         --  $        --  $        221  $       1,900
Expenses:
   Mortality and expense risk fees .........................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         6,967            --           --           221          1,900
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       (64,310)       (9,796)      (9,214)      (21,939)      (113,336)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................       (64,310)       (9,796)      (9,214)      (21,939)      (113,336)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        (4,942)         (211)       2,677           (39)         1,159
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $    (62,285) $    (10,007) $    (6,537) $    (21,757) $    (110,277)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                    PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                               FALLING                   HEALTH
                                                               EUROPE 30      US DOLLAR   FINANCIALS      CARE        INDUSTRIALS
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $      6,967  $         --  $        --  $        221  $       1,900
   Net realized gain (loss) on investments in portfolio
     shares ................................................       (64,310)       (9,796)      (9,214)      (21,939)      (113,336)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................        (4,942)         (211)       2,677           (39)         1,159
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................       (62,285)      (10,007)      (6,537)      (21,757)      (110,277)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....        10,656             1           (1)           --          2,084
   Contract redemptions ....................................        (9,133)           (7)     (24,030)       (3,214)       (55,152)
   Net transfers ...........................................       (82,807)       (1,553)      88,053        16,402        172,627
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................       (81,284)       (1,559)      64,022        13,188        119,559
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............      (143,569)      (11,566)      57,485        (8,569)         9,282
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       227,651        15,282        1,575        69,931        197,547
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $     84,082  $      3,716  $    59,060  $     61,362  $     206,829
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                                   PROFUNDS VP (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                           LARGE-CAP     LARGE-CAP                  MID-CAP      MID-CAP        MONEY
INTERNATIONAL   INTERNET      JAPAN         GROWTH         VALUE       MID-CAP       GROWTH       VALUE         MARKET
--------------------------------------------------------------------------------------------------------------------------

$          --  $        --  $        --  $          --  $     2,991  $        --  $        --  $        83  $         551

           --           --           --             --           --           --           --           --             --
--------------------------------------------------------------------------------------------------------------------------
           --           --           --             --        2,991           --           --           83            551
--------------------------------------------------------------------------------------------------------------------------

      (36,179)      (8,954)     (70,862)        (8,811)       3,527     (161,991)    (140,742)     (76,789)            --

           --          382           --             --           --       56,884           --           --             --

           --          562           --             --           --       27,286           --           --             --
--------------------------------------------------------------------------------------------------------------------------
      (36,179)      (8,010)     (70,862)        (8,811)       3,527      (77,821)    (140,742)     (76,789)            --
--------------------------------------------------------------------------------------------------------------------------

      (10,581)        (220)      (7,058)        (7,112)      (1,451)      (9,957)     (39,711)         133             --
--------------------------------------------------------------------------------------------------------------------------
$     (46,760) $    (8,230) $   (77,920) $     (15,923) $     5,067  $   (87,778) $  (180,453) $   (76,573) $         551
==========================================================================================================================

==========================================================================================================================

                                                   PROFUNDS VP (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                           LARGE-CAP     LARGE-CAP                  MID-CAP      MID-CAP        MONEY
INTERNATIONAL   INTERNET      JAPAN         GROWTH         VALUE       MID-CAP       GROWTH       VALUE         MARKET
--------------------------------------------------------------------------------------------------------------------------

$          --  $        --  $        --  $          --  $     2,991  $        --  $        --  $        83  $         551
      (36,179)      (8,010)     (70,862)        (8,811)       3,527      (77,821)    (140,742)     (76,789)            --

      (10,581)        (220)      (7,058)        (7,112)      (1,451)      (9,957)     (39,711)         133             --
--------------------------------------------------------------------------------------------------------------------------
      (46,760)      (8,230)     (77,920)       (15,923)       5,067      (87,778)    (180,453)     (76,573)           551
--------------------------------------------------------------------------------------------------------------------------

         (142)      13,800      108,649         14,598       31,839      106,229       75,200      227,229      4,632,985
      (12,380)        (120)      (2,873)        (3,630)     (34,472)     (11,737)     (41,927)        (841)    (1,039,108)
     (584,926)    (124,712)     (31,450)      (408,417)     141,034      614,705   (2,119,956)     (82,866)      (342,509)
--------------------------------------------------------------------------------------------------------------------------

     (597,448)    (111,032)      74,326       (397,449)     138,401      709,197   (2,086,683)     143,522      3,251,368
--------------------------------------------------------------------------------------------------------------------------
     (644,208)    (119,262)      (3,594)      (413,372)     143,468      621,419   (2,267,136)      66,949      3,251,919
--------------------------------------------------------------------------------------------------------------------------
      668,254      139,501      109,993        432,620       21,856       81,986    2,289,282        2,814        389,170
--------------------------------------------------------------------------------------------------------------------------
$      24,046  $    20,239  $   106,399  $      19,248  $   165,324  $   703,405  $    22,146  $    69,763  $   3,641,089
==========================================================================================================================

                                                                              51

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                      PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                            PRECIOUS      REAL
                                                               NASDAQ-100    OIL & GAS    PHARMACEUTICALS    METALS      ESTATE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $         --  $        928  $             5  $       --  $        --
Expenses:
   Mortality and expense risk fees .........................            --            --               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................            --           928                5          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       (16,583)      (59,238)           8,689    (172,637)     (32,159)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --               --      10,768           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --               --          --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................       (16,583)      (59,238)           8,689    (161,869)     (32,159)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       (20,906)      (13,158)          12,865    (118,908)         (28)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $    (37,489) $    (71,468) $        21,559  $ (280,777) $   (32,187)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                      PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                            PRECIOUS      REAL
                                                               NASDAQ-100    OIL & GAS    PHARMACEUTICALS    METALS      ESTATE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $         --  $        928  $             5  $       --  $        --
   Net realized gain (loss) on investments in
     portfolio shares ......................................       (16,583)      (59,238)           8,689    (161,869)     (32,159)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................       (20,906)      (13,158)          12,865    (118,908)         (28)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................       (37,489)      (71,468)          21,559    (280,777)     (32,187)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....       103,581         1,201               (1)     56,769       28,742
   Contract redemptions ....................................       (43,625)      (26,808)          (3,182)    (72,321)      (3,062)
   Net transfers ...........................................    (1,170,236)     (194,976)         829,510     296,460       79,506
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................    (1,110,280)     (220,583)         826,327     280,908      105,186
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............    (1,147,769)     (292,051)         847,886         131       72,999
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     1,346,850       358,539            3,380     801,497       15,740
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $    199,081  $     66,488  $       851,266  $  801,628  $    88,739
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                                        PROFUNDS VP (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
    RISING                     SHORT
    RATES         SEMI-       EMERGING       SHORT         SHORT        SHORT        SHORT        SMALL       SMALL-CAP
 OPPORTUNITY    CONDUCTOR     MARKETS    INTERNATIONAL    MID-CAP     NASDAQ-100   SMALL-CAP       CAP         GROWTH
--------------------------------------------------------------------------------------------------------------------------

$          --  $         6  $        --  $          --  $        --  $        --  $        --  $        --  $          --

           --           --           --             --           --           --           --           --             --
--------------------------------------------------------------------------------------------------------------------------
           --            6           --             --           --           --           --           --             --
--------------------------------------------------------------------------------------------------------------------------

     (342,085)       8,775       (7,794)        (3,452)     (13,948)     (24,547)     (27,882)     (32,936)        17,420

           --           --           --             --           --           --           --           --             --

           --           --           --             --           --           --           --           --            761
--------------------------------------------------------------------------------------------------------------------------
     (342,085)       8,775       (7,794)        (3,452)     (13,948)     (24,547)     (27,882)     (32,936)        18,181
--------------------------------------------------------------------------------------------------------------------------

       11,957          766          963           (396)          19         (409)      (1,816)      11,563        (41,197)
--------------------------------------------------------------------------------------------------------------------------
$    (330,128) $     9,547  $    (6,831) $      (3,848) $   (13,929) $   (24,956) $   (29,698) $   (21,373) $     (23,016)
==========================================================================================================================

==========================================================================================================================

                                                        PROFUNDS VP (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
    RISING                     SHORT
    RATES         SEMI-       EMERGING       SHORT         SHORT        SHORT        SHORT        SMALL       SMALL-CAP
 OPPORTUNITY    CONDUCTOR     MARKETS    INTERNATIONAL    MID-CAP     NASDAQ-100   SMALL-CAP       CAP         GROWTH
--------------------------------------------------------------------------------------------------------------------------

$          --  $         6  $        --  $          --  $        --  $        --  $        --  $        --  $          --
     (342,085)       8,775       (7,794)        (3,452)     (13,948)     (24,547)     (27,882)     (32,936)        18,181

       11,957          766          963           (396)          19         (409)      (1,816)      11,563        (41,197)
--------------------------------------------------------------------------------------------------------------------------
     (330,128)       9,547       (6,831)        (3,848)     (13,929)     (24,956)     (29,698)     (21,373)       (23,016)
--------------------------------------------------------------------------------------------------------------------------

       20,985           (1)          --              1           --        4,074       16,525          759             --
      (26,069)        (277)         (57)           (68)        (750)        (262)        (740)      (2,558)       (30,536)
       74,901      (96,251)    (340,570)        21,867       17,285      (37,274)      40,974      454,969     (1,058,506)
--------------------------------------------------------------------------------------------------------------------------

       69,817      (96,529)    (340,627)        21,800       16,535      (33,462)      56,759      453,170     (1,089,042)
--------------------------------------------------------------------------------------------------------------------------
     (260,311)     (86,982)    (347,458)        17,952        2,606      (58,418)      27,061      431,797     (1,112,058)
--------------------------------------------------------------------------------------------------------------------------
      436,265       90,942      364,831          1,467          436       70,176       10,961      377,504      1,392,658
--------------------------------------------------------------------------------------------------------------------------
$     175,954  $     3,960  $    17,373  $      19,419  $     3,042  $    11,758  $    38,022  $   809,301  $     280,600
==========================================================================================================================

                                                                              53

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                 PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                           U.S.
                                                                SMALL-CAP                  TELECOM-     GOVERNMENT
                                                                  VALUE      TECHNOLOGY   MUNICATIONS      PLUS        ULTRABULL
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $         --  $         --  $       305  $      1,273  $      37,722
Expenses:
   Mortality and expense risk fees .........................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................            --            --          305         1,273         37,722
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       (14,235)       (7,707)      (1,040)      566,140         25,660
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................       (14,235)       (7,707)      (1,040)      566,140         25,660
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       (13,826)      (24,147)         146           301            260
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $    (28,061) $    (31,854) $      (589) $    567,714  $      63,642
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                 PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                           U.S.
                                                                SMALL-CAP                  TELECOM-     GOVERNMENT
                                                                  VALUE      TECHNOLOGY   MUNICATIONS      PLUS        ULTRABULL
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $         --  $         --  $       305  $      1,273  $      37,722
   Net realized gain (loss) on investments in
     portfolio shares ......................................       (14,235)       (7,707)      (1,040)      566,140         25,660
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................       (13,826)      (24,147)         146           301            260
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................       (28,061)      (31,854)        (589)      567,714         63,642
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....             1        20,948           --        21,498         62,173
   Contract redemptions ....................................        (1,966)       (2,052)        (235)      (21,287)        (3,742)
   Net transfers ...........................................       132,407       851,950       22,665       (82,245)      (125,928)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................       130,442       870,846       22,430       (82,034)       (67,497)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............       102,381       838,992       21,841       485,680         (3,855)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       160,991        16,224           --        79,051         26,499
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $    263,372  $    855,216  $    21,841  $    564,731  $      22,644
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                       PROFUNDS VP (CONTINUED)                                           PUTNAM VARIABLE TRUST
-------------------------------------------------------------------  ----------------------------------------------------------
                                                                                        AMERICAN
   ULTRA-        ULTRA-     ULTRASHORT       ULTRA-                     ABSOLUTE       GOVERNMENT     DIVERSIFIED     EQUITY
  MID-CAP      NASDAQ-100   NASDAQ-100     SMALL-CAP     UTILITIES   RETURN 500 (L)*     INCOME         INCOME        INCOME
-------------------------------------------------------------------------------------------------------------------------------

$          --  $        --  $        --  $          --  $     2,114  $            --  $       7,563  $     351,453  $    6,802

           --           --           --             --           --               --             --             --          --
-------------------------------------------------------------------------------------------------------------------------------
           --           --           --             --        2,114               --          7,563        351,453       6,802
-------------------------------------------------------------------------------------------------------------------------------

      (74,208)     (10,610)      48,995       (217,057)      26,915           (1,658)         1,665       (125,249)   (163,792)

           --           --           --         43,451           --               --          4,047             --          --

           --           --           --             --           --               --         13,135             --          --
-------------------------------------------------------------------------------------------------------------------------------
      (74,208)     (10,610)      48,995       (173,606)      26,915           (1,658)        18,847       (125,249)   (163,792)
-------------------------------------------------------------------------------------------------------------------------------

          472           21           --          2,415       44,938              323         12,260        (14,858)      7,568
-------------------------------------------------------------------------------------------------------------------------------
$     (73,736) $   (10,589) $    48,995  $    (171,191) $    73,967  $        (1,335) $      38,670  $     211,346  $ (149,422)
===============================================================================================================================

===============================================================================================================================

                       PROFUNDS VP (CONTINUED)                                           PUTNAM VARIABLE TRUST
-------------------------------------------------------------------  ----------------------------------------------------------
                                                                                        AMERICAN
   ULTRA-        ULTRA-     ULTRASHORT       ULTRA-                     ABSOLUTE       GOVERNMENT     DIVERSIFIED     EQUITY
  MID-CAP      NASDAQ-100   NASDAQ-100     SMALL-CAP     UTILITIES   RETURN 500 (L)*     INCOME         INCOME        INCOME
-------------------------------------------------------------------------------------------------------------------------------

$          --  $        --  $        --  $          --  $     2,114  $            --  $       7,563  $     351,453  $    6,802
      (74,208)     (10,610)      48,995       (173,606)      26,915           (1,658)        18,847       (125,249)   (163,792)

          472           21           --          2,415       44,938              323         12,260        (14,858)      7,568
-------------------------------------------------------------------------------------------------------------------------------
      (73,736)     (10,589)      48,995       (171,191)      73,967           (1,335)        38,670        211,346    (149,422)
-------------------------------------------------------------------------------------------------------------------------------

      112,220           (1)     114,745         33,443       10,300                1         64,710        148,441     474,966
       (2,635)      (4,934)      (2,644)        (8,201)      (1,821)             (21)       (18,203)       (18,538)   (605,296)
      (55,710)       3,626       53,392        176,563    1,047,746           32,399      2,256,107     (3,082,533)    678,308
-------------------------------------------------------------------------------------------------------------------------------

       53,875       (1,309)     165,493        201,805    1,056,225           32,379      2,302,614     (2,952,630)    547,978
-------------------------------------------------------------------------------------------------------------------------------
      (19,861)     (11,898)     214,488         30,614    1,130,192           31,044      2,341,284     (2,741,284)    398,556
-------------------------------------------------------------------------------------------------------------------------------
       44,765       12,004           --         70,053       69,048               --        200,875      3,051,971     165,989
-------------------------------------------------------------------------------------------------------------------------------
$      24,904  $       106  $   214,488  $     100,667  $ 1,199,240  $        31,044  $   2,542,159  $     310,687  $  564,545
===============================================================================================================================

                                                                              55

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                PUTNAM VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                 GLOBAL
                                                                 ASSET          HIGH                                   MULTI-CAP
                                                               ALLOCATION       YIELD       INCOME      INVESTORS        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $      5,194  $    994,496  $     5,701  $        236  $         150
Expenses:
   Mortality and expense risk fees .........................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................         5,194       994,496        5,701           236            150
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................         1,546       276,262       (7,063)       (1,871)            (1)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................         1,546       276,262       (7,063)       (1,871)            (1)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................        (6,215)      (42,901)      (6,287)         (128)        (3,120)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $        525  $  1,227,857  $    (7,649) $     (1,763) $      (2,971)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                PUTNAM VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                 GLOBAL
                                                                 ASSET          HIGH                                   MULTI-CAP
                                                               ALLOCATION       YIELD       INCOME      INVESTORS        VALUE
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $      5,194  $    994,496  $     5,701  $        236  $         150
   Net realized gain (loss) on investments in portfolio
     shares ................................................         1,546       276,262       (7,063)       (1,871)            (1)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................        (6,215)      (42,901)      (6,287)         (128)        (3,120)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................           525     1,227,857       (7,649)       (1,763)        (2,971)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....         1,003       462,428       47,574        85,000            670
   Contract redemptions ....................................        (2,898)     (389,220)      (1,710)         (271)           (48)
   Net transfers ...........................................          (969)   (7,592,544)  (2,108,455)      (83,193)            --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .......................        (2,864)   (7,519,336)  (2,062,591)        1,536            622
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............        (2,339)   (6,291,479)  (2,070,240)         (227)        (2,349)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       119,961    12,489,788    2,295,046        21,519         56,735
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $    117,622  $  6,198,309  $   224,806  $     21,292  $      54,386
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

   PUTNAM
VARIABLE TRUST            ROYCE
 (CONTINUED)            CAPITAL FUND                                   RUSSELL INVESTMENT FUNDS (L)*
--------------  --------------------------  -----------------------------------------------------------------------------------
                                                                                                                      GLOBAL
                                                                                                        EQUITY         REAL
                                            AGGRESSIVE    BALANCED     CONSERVATIVE       CORE          GROWTH        ESTATE
   VOYAGER       MICRO-CAP      SMALL-CAP     EQUITY      STRATEGY       STRATEGY         BOND         STRATEGY     SECURITIES
-------------------------------------------------------------------------------------------------------------------------------

$           --  $     72,166  $     20,222  $        5  $       220  $         8,578  $         611  $          71  $    1,053

            --           680           686          --           --               --             --             --          --
-------------------------------------------------------------------------------------------------------------------------------
            --        71,486        19,536           5          220            8,578            611             71       1,053
-------------------------------------------------------------------------------------------------------------------------------

          (880)      390,431       872,253        (172)          --               (8)           (12)        (1,279)     (4,781)

            --            --            --          --           --               27            157             --          --

            --            --            --          --           --               --            789             --          --
-------------------------------------------------------------------------------------------------------------------------------
          (880)      390,431       872,253        (172)          --               19            934         (1,279)     (4,781)
-------------------------------------------------------------------------------------------------------------------------------

       (62,054)     (995,346)   (1,153,211)        179          (37)          (5,089)        (1,366)           227     (12,876)
-------------------------------------------------------------------------------------------------------------------------------
$      (62,934) $   (533,429) $   (261,422) $       12  $       183  $         3,508  $         179  $        (981) $  (16,604)
===============================================================================================================================

===============================================================================================================================

   PUTNAM
VARIABLE TRUST            ROYCE
 (CONTINUED)            CAPITAL FUND                                   RUSSELL INVESTMENT FUNDS (L)*
--------------  --------------------------  -----------------------------------------------------------------------------------
                                                                                                                      GLOBAL
                                                                                                        EQUITY         REAL
                                            AGGRESSIVE    BALANCED     CONSERVATIVE       CORE          GROWTH        ESTATE
   VOYAGER       MICRO-CAP      SMALL-CAP     EQUITY      STRATEGY       STRATEGY         BOND         STRATEGY     SECURITIES
-------------------------------------------------------------------------------------------------------------------------------

$           --  $     71,486  $     19,536  $        5  $       220  $         8,578  $         611  $          71  $    1,053
          (880)      390,431       872,253        (172)          --               19            934         (1,279)     (4,781)

       (62,054)     (995,346)   (1,153,211)        179          (37)          (5,089)        (1,366)           227     (12,876)
-------------------------------------------------------------------------------------------------------------------------------
       (62,934)     (533,429)     (261,422)         12          183            3,508            179           (981)    (16,604)
-------------------------------------------------------------------------------------------------------------------------------

       218,862       492,042       959,346          --       17,971          458,873         15,496             --     124,756
        (2,412)     (344,503)     (364,360)        (11)        (100)            (753)           (88)           (42)       (540)
       166,321      (672,763)   (1,125,739)      1,879           --          414,457         55,731          7,881     313,447
-------------------------------------------------------------------------------------------------------------------------------

       382,771      (525,224)     (530,753)      1,868       17,871          872,577         71,139          7,839     437,663
-------------------------------------------------------------------------------------------------------------------------------
       319,837    (1,058,653)     (792,175)      1,880       18,054          876,085         71,318          6,858     421,059
-------------------------------------------------------------------------------------------------------------------------------
        96,572     3,769,862     6,424,327          --           --               --             --             --          --
-------------------------------------------------------------------------------------------------------------------------------
$      416,409  $  2,711,209  $  5,632,152  $    1,880  $    18,054  $       876,085  $      71,318  $       6,858  $  421,059
===============================================================================================================================

                                                                              57

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                              RUSSELL INVESTMENT FUNDS (CONTINUED) (L)*     RYDEX VARIABLE TRUST
                                                              -----------------------------------------  --------------------------
                                                                               MULTI-
                                                                MODERATE       STYLE                                     BASIC
                                                                STRATEGY       EQUITY        NON-U.S.     BANKING      MATERIALS
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $        381  $         32  $         164  $      398  $          --
Expenses:
   Mortality and expense risk fees .........................            --            --             --          --             86
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................           381            32            164         398            (86)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................             1        (1,356)        (5,558)        928       (400,487)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --             --          --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --            --             --          --        141,281
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................             1        (1,356)        (5,558)        928       (259,206)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................           403           752            891     (51,607)      (269,063)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $        785  $       (572) $      (4,503) $  (50,281) $    (528,355)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================

                                                              RUSSELL INVESTMENT FUNDS (CONTINUED) (L)*     RYDEX VARIABLE TRUST
                                                              -----------------------------------------  --------------------------
                                                                               MULTI-
                                                                MODERATE       STYLE                                     BASIC
                                                                STRATEGY       EQUITY        NON-U.S.     BANKING      MATERIALS
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $        381  $         32  $         164  $      398  $         (86)
   Net realized gain (loss) on investments in portfolio
     shares ................................................             1        (1,356)        (5,558)        928       (259,206)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................           403           752            891     (51,607)      (269,063)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................           785          (572)        (4,503)    (50,281)      (528,355)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....        41,569            --         18,533           1         89,940
   Contract redemptions ....................................           (40)          (65)           (94)     (6,335)       (53,686)
   Net transfers ...........................................            --        11,680         14,041    (493,547)    (2,253,301)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .......................        41,529        11,615         32,480    (499,881)    (2,217,047)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............        42,314        11,043         27,977    (550,162)    (2,745,402)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................            --            --             --   1,095,432      3,121,531
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $     42,314  $     11,043  $      27,977  $  545,270  $     376,129
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                   RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

                COMMODITIES     CONSUMER      DOW 2X                                     ENERGY       EUROPE 1.25X   FINANCIAL
BIOTECHNOLOGY    STRATEGY       PRODUCTS     STRATEGY   ELECTRONICS      ENERGY         SERVICES        STRATEGY     SERVICES
-------------------------------------------------------------------------------------------------------------------------------

$           --  $     46,676  $     40,999  $       --  $        --  $            --  $          --  $          --  $      140

            --            --            --          30           --              215            170              2          --

-------------------------------------------------------------------------------------------------------------------------------
            --        46,676        40,999         (30)          --             (215)          (170)            (2)        140
-------------------------------------------------------------------------------------------------------------------------------

      (140,698)     (264,261)      152,445     (46,782)    (183,422)        (138,314)      (120,190)        (9,394)     40,351

            --            --            --          --           --               --             --             --          --

            --            --            --          --        5,249            7,831        155,679             --          --
-------------------------------------------------------------------------------------------------------------------------------
      (140,698)     (264,261)      152,445     (46,782)    (178,173)        (130,483)        35,489         (9,394)     40,351
-------------------------------------------------------------------------------------------------------------------------------

       (25,779)      (23,931)       57,265     (29,121)      69,220         (133,862)      (290,870)          (531)     (4,388)
-------------------------------------------------------------------------------------------------------------------------------
$     (166,477) $   (241,516) $    250,709  $  (75,933) $  (108,953) $      (264,560) $    (255,551) $      (9,927) $   36,103
===============================================================================================================================

===============================================================================================================================

                                                   RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

                COMMODITIES     CONSUMER      DOW 2X                                     ENERGY       EUROPE 1.25X   FINANCIAL
BIOTECHNOLOGY    STRATEGY       PRODUCTS     STRATEGY   ELECTRONICS      ENERGY         SERVICES        STRATEGY     SERVICES
-------------------------------------------------------------------------------------------------------------------------------

$           --  $     46,676  $     40,999  $      (30) $        --  $          (215) $        (170) $          (2) $      140
      (140,698)     (264,261)      152,445     (46,782)    (178,173)        (130,483)        35,489         (9,394)     40,351

       (25,779)      (23,931)       57,265     (29,121)      69,220         (133,862)      (290,870)          (531)     (4,388)
-------------------------------------------------------------------------------------------------------------------------------
      (166,477)     (241,516)      250,709     (75,933)    (108,953)        (264,560)      (255,551)        (9,927)     36,103
-------------------------------------------------------------------------------------------------------------------------------

           101        33,625        55,207       2,768        1,749           26,906         81,358             --      17,953
      (104,494)      (47,393)      (88,672)   (133,608)     (55,792)        (133,600)      (210,708)       (24,040)     (9,378)
       (69,134)      593,334     3,149,840   1,324,063     (578,843)        (721,419)    (2,045,243)      (162,117)   (340,040)
-------------------------------------------------------------------------------------------------------------------------------

      (173,527)      579,566     3,116,375   1,193,223     (632,886)        (828,113)    (2,174,593)      (186,157)   (331,465)
-------------------------------------------------------------------------------------------------------------------------------
      (340,004)      338,050     3,367,084   1,117,290     (741,839)      (1,092,673)    (2,430,144)      (196,084)   (295,362)
-------------------------------------------------------------------------------------------------------------------------------
     1,279,387       774,809     1,032,076     471,652      748,471        2,178,653      3,167,458        259,293     757,244
-------------------------------------------------------------------------------------------------------------------------------
$      939,383  $  1,112,859  $  4,399,160  $1,588,942  $     6,632  $     1,085,980  $     737,314  $      63,209  $  461,882
===============================================================================================================================

                                                                              59

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                            RYDEX VARIABLE TRUST (CONTINUED)
                                                            ----------------------------------------------------------------------
                                                                                                                        INVERSE
                                                              GOVERNMENT                                  INVERSE      GOVERNMENT
                                                              LONG BOND       HEALTH                       DOW 2X      LONG BOND
                                                            1.2X STRATEGY      CARE         INTERNET      STRATEGY      STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .............................................  $     127,132   $       --    $        --   $        --   $        --
Expenses:
   Mortality and expense risk fees .......................              9            1             --            72            63
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................        127,123           (1)            --           (72)          (63)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ....................      1,869,013      (99,484)       (35,963)      128,414      (490,926)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............             --           --             --            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............             --           --             --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments in portfolio
   shares ................................................      1,869,013      (99,484)       (35,963)      128,414      (490,926)
----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................          5,906       43,560        (68,583)        5,584         8,368
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          from operations ................................  $   2,002,042   $  (55,925)   $  (104,546)  $   133,926   $  (482,621)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ----------------------------------------------------------------------
                                                                                                                        INVERSE
                                                              GOVERNMENT                                  INVERSE      GOVERNMENT
                                                              LONG BOND        HEALTH                     DOW 2X        LONG BOND
                                                            1.2X STRATEGY       CARE       INTERNET      STRATEGY       STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................  $     127,123   $       (1)   $        --   $       (72)  $       (63)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................      1,869,013      (99,484)       (35,963)      128,414      (490,926)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................          5,906       43,560        (68,583)        5,584         8,368
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................      2,002,042      (55,925)      (104,546)      133,926      (482,621)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        197,737       37,870         20,623         2,031        43,955
   Contract redemptions ..................................     (1,483,702)     (89,431)       (45,238)     (251,588)      (59,955)
   Net transfers .........................................      6,643,616      777,837     (1,162,577)   (1,200,123)     (191,626)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................      5,357,651      726,276     (1,187,192)   (1,449,680)     (207,626)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............      7,359,693      670,351     (1,291,738)   (1,315,754)     (690,247)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        410,733      757,315      1,620,871     1,526,707       897,816
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $   7,770,426   $1,427,666    $   329,133   $   210,953   $   207,569
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                INVERSE
  INVERSE         INVERSE       RUSSELL      INVERSE
  MID-CAP      NASDAQ-100(R)    2000(R)      S&P 500     JAPAN 2X                  MID CAP 1.5X                     NASDAQ-100(R)
  STRATEGY       STRATEGY      STRATEGY     STRATEGY     STRATEGY      LEISURE       STRATEGY      NASDAQ-100(R)     2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

$         --   $          --   $      --   $       --   $       --   $        --   $         --   $            --   $          --

          --              11          --           --           --            --              1               341             197
----------------------------------------------------------------------------------------------------------------------------------
          --             (11)         --           --           --            --             (1)             (341)           (197)
----------------------------------------------------------------------------------------------------------------------------------

     (28,549)        (84,892)    (47,849)    (156,549)      (2,466)      (57,547)      (105,655)         (100,848)       (805,728)

          --              --          --           --           --            --             --                --          88,374

          --              --          --           --           --            --             --                --         262,768
----------------------------------------------------------------------------------------------------------------------------------
     (28,549)        (84,892)    (47,849)    (156,549)      (2,466)      (57,547)      (105,655)         (100,848)       (454,586)
----------------------------------------------------------------------------------------------------------------------------------

         (76)         (9,254)      4,181         (744)     (17,847)        2,650        (24,624)         (167,499)       (189,952)
----------------------------------------------------------------------------------------------------------------------------------
$    (28,625)  $     (94,157)  $ (43,668)  $ (157,293)  $  (20,313)  $   (54,897)   $  (130,280)  $      (268,688)   $   (644,735)
==================================================================================================================================

==================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                INVERSE
  INVERSE        INVERSE        RUSSELL      INVERSE
  MID-CAP      NASDAQ-100(R)    2000(R)      S&P 500     JAPAN 2X                  MID CAP 1.5X                     NASDAQ-100(R)
  STRATEGY       STRATEGY       STRATEGY    STRATEGY     STRATEGY      LEISURE       STRATEGY      NASDAQ-100(R)    2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

$         --   $         (11)  $      --   $       --   $       --   $        --   $         (1)  $          (341)  $        (197)
     (28,549)        (84,892)    (47,849)    (156,549)      (2,466)      (57,547)      (105,655)         (100,848)       (454,586)

         (76)         (9,254)      4,181         (744)     (17,847)        2,650        (24,624)         (167,499)       (189,952)
----------------------------------------------------------------------------------------------------------------------------------
     (28,625)        (94,157)    (43,668)    (157,293)     (20,313)      (54,897)      (130,280)         (268,688)       (644,735)
----------------------------------------------------------------------------------------------------------------------------------

      11,358             563         598      336,669       15,349             1         75,022                 1         121,713
        (365)        (39,113)    (13,376)     (50,572)     (20,079)      (23,022)       (21,073)          (58,247)        (52,663)
      33,617         448,300     857,810     (457,920)    (520,144)      274,442     (1,268,533)          723,445        (689,941)
----------------------------------------------------------------------------------------------------------------------------------

      44,610         409,750     845,032     (171,823)    (524,874)      251,421     (1,214,584)          665,199        (620,891)
----------------------------------------------------------------------------------------------------------------------------------
      15,985         315,593     801,364     (329,116)    (545,187)      196,524     (1,344,864)          396,511      (1,265,626)
----------------------------------------------------------------------------------------------------------------------------------
      29,835         357,610     154,546      635,035      565,014       348,999      1,592,983         2,313,409       3,328,137
----------------------------------------------------------------------------------------------------------------------------------
$     45,820   $     673,203   $ 955,910   $  305,919   $   19,827   $   545,523   $    248,119   $     2,709,920   $   2,062,511
==================================================================================================================================

                                                                              61

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                                                          RUSSELL
                                                                                 PRECIOUS       REAL                   2000(R) 1.5X
                                                                     NOVA         METALS       ESTATE      RETAILING     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ......  $     1,089  $       3,935  $    32,575  $        --  $         --
Expenses:
   Mortality and expense risk fees ............................            2             48           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................        1,087          3,887       32,575           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................     (322,489)      (672,596)    (292,837)     (64,809)      (23,372)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --             --           --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --             --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...................................................     (322,489)      (672,596)    (292,837)     (64,809)      (23,372)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     (141,437)    (1,198,641)     (35,937)      10,151       (27,006)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ...........................................  $  (462,839) $  (1,867,350) $  (296,199) $   (54,658) $    (50,378)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                                                          RUSSELL
                                                                                PRECIOUS        REAL                   2000(R) 1.5X
                                                                    NOVA         METALS        ESTATE      RETAILING     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............................  $     1,087  $       3,887  $    32,575  $        --  $         --
   Net realized gain (loss) on investments in portfolio
     shares ...................................................     (322,489)      (672,596)    (292,837)     (64,809)      (23,372)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................     (141,437)    (1,198,641)     (35,937)      10,151       (27,006)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....     (462,839)    (1,867,350)    (296,199)     (54,658)      (50,378)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       10,951        676,807       41,747           (1)       19,922
   Contract redemptions .......................................      (21,505)      (439,036)     (97,510)     (42,046)       (9,028)
   Net transfers ..............................................     (181,530)      (666,074)    (821,321)     914,253    (1,070,486)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...................................     (192,084)      (428,303)    (877,084)     872,206    (1,059,592)
       Net increase (decrease) in net assets ..................     (654,923)    (2,295,653)  (1,173,283)     817,548    (1,109,970)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    2,556,404      6,326,722    2,753,526      136,110     1,624,145
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................  $ 1,901,481  $   4,031,069  $ 1,580,243  $   953,658  $    514,175
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 S&P            S&P          S&P            S&P           SGI
  RUSSELL                        S&P 500        S&P 500         MIDCAP         MIDCAP      SMALLCAP      SMALLCAP      ALL-ASSET
 2000(R) 2X      S&P 500 2X        PURE           PURE         400 PURE       400 PURE     600 PURE      600 PURE      AGGRESSIVE
  STRATEGY        STRATEGY        GROWTH         VALUE          GROWTH         VALUE        GROWTH         VALUE        STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

$         --   $          --   $        --   $         137   $         --   $        --  $         --  $         --   $     1,418

          --              --            10              --             13             4             5            --            --
----------------------------------------------------------------------------------------------------------------------------------
          --              --           (10)            137            (13)           (4)           (5)           --         1,418
----------------------------------------------------------------------------------------------------------------------------------

    (374,776)       (652,375)     (193,905)         56,439       (353,339)     (130,735)     (129,929)     (143,338)           64

      14,959              --            --              --             --            --            --            --            --

      10,171              --            --              --        172,284            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
    (349,646)       (652,375)     (193,905)         56,439       (181,055)     (130,735)     (129,929)     (143,338)           64
----------------------------------------------------------------------------------------------------------------------------------

       6,410           6,172      (148,634)        (55,407)       (64,640)      (84,655)      (88,546)      (34,582)       (7,124)
----------------------------------------------------------------------------------------------------------------------------------
$   (343,236)  $    (646,203)  $  (342,549)  $       1,169   $   (245,708)  $  (215,394) $   (218,480) $   (177,920)  $    (5,642)
==================================================================================================================================

==================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                 S&P            S&P          S&P            S&P           SGI
  RUSSELL                        S&P 500        S&P 500         MIDCAP         MIDCAP      SMALLCAP      SMALLCAP      ALL-ASSET
 2000(R) 2X      S&P 500 2X        PURE           PURE         400 PURE       400 PURE     600 PURE      600 PURE      AGGRESSIVE
  STRATEGY        STRATEGY        GROWTH         VALUE          GROWTH         VALUE        GROWTH         VALUE        STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

$         --   $          --   $       (10)  $         137   $        (13)  $        (4) $         (5) $         --   $     1,418
    (349,646)       (652,375)     (193,905)         56,439       (181,055)     (130,735)     (129,929)     (143,338)           64

       6,410           6,172      (148,634)        (55,407)       (64,640)      (84,655)      (88,546)      (34,582)       (7,124)
----------------------------------------------------------------------------------------------------------------------------------
    (343,236)       (646,203)     (342,549)          1,169       (245,708)     (215,394)     (218,480)     (177,920)       (5,642)
----------------------------------------------------------------------------------------------------------------------------------

      94,495          25,311        12,415         138,239        260,243        50,953        20,789        44,921        10,000
     (19,817)        (67,419)      (96,386)        (45,084)      (125,178)      (30,612)      (72,348)      (35,312)         (348)
    (488,886)      4,136,803       914,822      (1,736,655)    (3,629,898)     (757,776)    1,230,433    (1,061,781)           --
----------------------------------------------------------------------------------------------------------------------------------

    (414,208)      4,094,695       830,851      (1,643,500)    (3,494,833)     (737,435)    1,178,874    (1,052,172)        9,652
----------------------------------------------------------------------------------------------------------------------------------
    (757,444)      3,448,492       488,302      (1,642,331)    (3,740,541)     (952,829)      960,394    (1,230,092)        4,010
----------------------------------------------------------------------------------------------------------------------------------
   1,002,608       1,048,893     2,471,862       2,293,991      6,481,038     1,474,867     2,568,473     1,920,550       124,482
----------------------------------------------------------------------------------------------------------------------------------
$    245,164   $   4,497,385   $ 2,960,164   $     651,660   $  2,740,497   $   522,038  $  3,528,867  $    690,458   $   128,492
==================================================================================================================================

                                                                              63

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                        SGI           SGI          SGI
                                                                     ALL-ASSET     ALL-ASSET   ALTERNATIVE    SGI CLS      SGI CLS
                                                                   CONSERVATIVE    MODERATE     STRATEGIES  ADVISORONE   ADVISORONE
                                                                     STRATEGY      STRATEGY     ALLOCATION    AMERIGO     CLERMONT
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........  $      2,874   $    1,841   $       661  $       --   $   41,732
Expenses:
   Mortality and expense risk fees ..............................            --           --            --          --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................         2,874        1,841           661          --       41,732
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................         4,838       (1,827)         (221)   (132,492)     271,245
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................            --           --            --          --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................            --           --            --          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares ..         4,838       (1,827)         (221)   (132,492)     271,245
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................       (16,677)     (15,072)       (1,499)   (120,976)    (341,282)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $     (8,965)  $  (15,058)  $    (1,059) $ (253,468)  $  (28,305)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                        SGI           SGI          SGI
                                                                     ALL-ASSET     ALL-ASSET   ALTERNATIVE    SGI CLS      SGI CLS
                                                                   CONSERVATIVE    MODERATE     STRATEGIES  ADVISORONE   ADVISORONE
                                                                     STRATEGY      STRATEGY     ALLOCATION    AMERIGO     CLERMONT
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............................  $     2,874    $    1,841   $       661  $        --  $   41,732
   Net realized gain (loss) on investments in portfolio shares ..        4,838        (1,827)         (221)    (132,492)    271,245
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................      (16,677)      (15,072)       (1,499)    (120,976)   (341,282)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....       (8,965)      (15,058)       (1,059)    (253,468)    (28,305)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........      535,574       100,524             1            2           2
   Contract redemptions .........................................       (4,633)      (13,134)         (398)    (123,047)    (60,571)
   Net transfers ................................................      (21,730)     (105,613)      (22,085)    (888,287)   (106,774)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................      509,211       (18,223)      (22,482)  (1,011,332)   (167,343)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      500,246       (33,281)      (23,541)  (1,264,800)   (195,648)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      263,569       467,927        53,367    4,783,453   1,969,859
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........................  $   763,815    $  434,646   $    29,826  $ 3,518,653  $1,774,211
====================================================================================================================================

      The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
  SGI CLS                                      SGI             SGI           SGI
ADVISORONE      SGI DWA       SGI DWA     INTERNATIONAL      MANAGED        MULTI      SGI U.S.     STRENGTHENING
  SELECT       FLEXIBLE       SECTOR       LONG SHORT        FUTURES        HEDGE     LONG SHORT      DOLLAR 2X
ALLOCATION    ALLOCATION     ROTATION      SELECT (M)*      STRATEGY     STRATEGIES    MOMENTUM       STRATEGY       TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------

$       --    $    6,601    $    1,591    $          --    $       --    $       --   $       --    $          --    $       --
        --            --            --               --            --            --           20               --            --
--------------------------------------------------------------------------------------------------------------------------------
        --         6,601         1,591               --            --            --          (20)              --            --
--------------------------------------------------------------------------------------------------------------------------------

   (11,072)      (14,408)      (12,001)           4,094       (32,499)       17,471       68,008          (37,081)      (59,022)

        --        13,702            --               --            --            --           --               --            --

        --        18,401            --               --            --            --           --               --        37,980
--------------------------------------------------------------------------------------------------------------------------------
   (11,072)       17,695       (12,001)           4,094       (32,499)       17,471       68,008          (37,081)      (21,042)
--------------------------------------------------------------------------------------------------------------------------------

        --      (198,708)      (79,427)          (3,657)     (122,279)       13,071      (80,942)          27,482       (45,685)
--------------------------------------------------------------------------------------------------------------------------------
$  (11,072)   $ (174,412)   $  (89,837)   $         437    $ (154,778)   $   30,542   $  (12,954)   $      (9,599)   $  (66,727)
================================================================================================================================

================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
  SGI CLS                                      SGI             SGI          SGI
ADVISORONE      SGI DWA       SGI DWA     INTERNATIONAL      MANAGED       MULTI       SGI U.S.     STRENGTHENING
  SELECT       FLEXIBLE       SECTOR       LONG SHORT        FUTURES       HEDGE      LONG SHORT      DOLLAR 2X
ALLOCATION    ALLOCATION     ROTATION      SELECT (M)*      STRATEGY     STRATEGIES    MOMENTUM       STRATEGY       TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------

$       --    $    6,601    $    1,591    $          --    $       --    $       --   $      (20)   $          --    $       --
   (11,072)       17,695       (12,001)           4,094       (32,499)       17,471       68,008          (37,081)      (21,042)

        --      (198,708)      (79,427)          (3,657)     (122,279)       13,071      (80,942)          27,482       (45,685)
--------------------------------------------------------------------------------------------------------------------------------
   (11,072)     (174,412)      (89,837)             437      (154,778)       30,542      (12,954)          (9,599)      (66,727)
--------------------------------------------------------------------------------------------------------------------------------

        --     1,517,432       909,185               --       363,628       690,791        1,202              546         6,370
    (2,030)      (65,653)      (56,228)            (186)     (101,638)     (262,700)      (8,011)         (15,508)      (40,848)
    13,102      (216,273)     (168,769)         (56,300)      322,160       134,606     (197,445)       2,279,845      (227,549)
--------------------------------------------------------------------------------------------------------------------------------

    11,072     1,235,506       684,188          (56,486)      584,150       562,697     (204,254)       2,264,883      (262,027)
--------------------------------------------------------------------------------------------------------------------------------
        --     1,061,094       594,351          (56,049)      429,372       593,239     (217,208)       2,255,284      (328,754)
--------------------------------------------------------------------------------------------------------------------------------
        --       216,956       186,509           56,049     1,330,904       681,216      491,507          924,159       918,817
--------------------------------------------------------------------------------------------------------------------------------
$       --    $1,278,050    $  780,860    $          --    $1,760,276    $1,274,455   $  274,299    $   3,179,443    $  590,063
================================================================================================================================

                                                                              65

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                         ----------------------------------------------------------------------
                                                                                             U.S.
                                                                                          GOVERNMENT                WEAKENING
                                                              TELE-                          MONEY                   DOLLAR
                                                         COMMUNICATIONS  TRANSPORTATION     MARKET      UTILITIES  2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $        4,072  $           --  $      1,757  $   45,077  $        --
Expenses:
   Mortality and expense risk fees ...................               --              --           293          13           --
-------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............            4,072              --         1,464      45,064           --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................          (24,680)        (17,147)           --      55,688      (59,100)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........            3,885              --            --          --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........            7,674              --            --          --           --
-------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................          (13,121)        (17,147)           --      55,688      (59,100)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................          (20,306)        (14,526)           --     130,498       (6,449)
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...............................   $      (29,355) $      (31,673) $      1,464  $  231,250  $   (65,549)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                         ----------------------------------------------------------------------
                                                                                             U.S.
                                                                                          GOVERNMENT                WEAKENING
                                                              TELE-                          MONEY                   DOLLAR
                                                         COMMUNICATIONS  TRANSPORTATION     MARKET      UTILITIES  2X STRATEGY
-------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Net investment income (expense) ...................   $        4,072  $           --  $      1,464  $   45,064  $        --
   Net realized gain (loss) on investments in
      portfolio shares ...............................          (13,121)        (17,147)           --      55,688      (59,100)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................          (20,306)        (14,526)           --     130,498       (6,449)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations .....................................          (29,355)        (31,673)        1,464     231,250      (65,549)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ......................................              220               1    48,085,297      83,892       55,853
   Contract redemptions ..............................          (41,994)         (5,860)   (7,983,402)    (93,078)     (29,365)
   Net transfers .....................................         (496,365)         36,695   (46,522,417)  4,459,917      (96,311)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............         (538,139)         30,836    (6,420,522)  4,450,731      (69,823)
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......         (567,494)           (837)   (6,419,058)  4,681,981     (135,372)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................          753,783         650,784    61,552,800   1,210,178      237,193
-------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................   $      186,289  $      649,947  $ 55,133,742  $5,892,159  $   101,821
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================

                                            RYDEX SGI VARIABLE FUNDS
----------------------------------------------------------------------------------------------------------------
                            D             E                          N
    A          B        MSCI EASE        U.S.           J         MANAGED        P           Q            X
  LARGE      LARGE        EQUAL      INTERMEDIATE    MID-CAP       ASSET       HIGH      SMALL CAP    SMALL CAP
CAP CORE   CAP VALUE   WEIGHT (O)*       BOND        GROWTH     ALLOCATION     YIELD       VALUE       GROWTH
----------------------------------------------------------------------------------------------------------------

$     --   $      --   $        --   $         --   $      --   $       --   $      --   $      --   $       --

      --          --            --             --          --           --          --          --           --
----------------------------------------------------------------------------------------------------------------
      --          --            --             --          --           --          --          --           --
----------------------------------------------------------------------------------------------------------------

      (1)        (14)       (1,136)         1,166        (632)      (2,027)     (9,405)      2,783     (192,748)

      --          --            --             --          --           --          --          --           --

      --          --            --             --          --           --          --          --           --
----------------------------------------------------------------------------------------------------------------
      (1)        (14)       (1,136)         1,166        (632)      (2,027)     (9,405)      2,783     (192,748)
----------------------------------------------------------------------------------------------------------------

  (1,243)         --        (2,190)            21     (18,230)         867      (2,125)     (8,826)      (3,708)
----------------------------------------------------------------------------------------------------------------
$ (1,244)  $     (14)  $    (3,326)  $      1,187   $ (18,862)  $   (1,160)  $ (11,530)  $  (6,043)  $ (196,456)
================================================================================================================

================================================================================================================

                                            RYDEX SGI VARIABLE FUNDS
----------------------------------------------------------------------------------------------------------------
                            D             E                          N
    A          B        MSCI EASE        U.S.           J         MANAGED        P           Q            X
  LARGE      LARGE        EQUAL      INTERMEDIATE    MID-CAP       ASSET       HIGH      SMALL CAP    SMALL CAP
CAP CORE   CAP VALUE   WEIGHT (O)*       BOND        GROWTH     ALLOCATION     YIELD       VALUE       GROWTH
----------------------------------------------------------------------------------------------------------------

$     --   $      --   $        --   $         --   $      --   $       --   $      --   $      --   $       --
      (1)        (14)       (1,136)         1,166        (632)      (2,027)     (9,405)      2,783     (192,748)

  (1,243)         --        (2,190)            21     (18,230)         867      (2,125)     (8,826)      (3,708)
----------------------------------------------------------------------------------------------------------------
  (1,244)        (14)       (3,326)         1,187     (18,862)      (1,160)    (11,530)     (6,043)    (196,456)
----------------------------------------------------------------------------------------------------------------

   3,588          (1)        7,475         17,375     283,863           --          --       3,580      145,703
     (65)         (1)         (245)           (36)     (2,319)        (322)     (7,543)       (224)      (2,378)
   4,908          16        14,752         32,726      31,914       16,351     (56,597)     86,505       81,476
----------------------------------------------------------------------------------------------------------------

   8,431          14        21,982         50,065     313,458       16,029     (64,140)     89,861      224,801
----------------------------------------------------------------------------------------------------------------
   7,187          --        18,656         51,252     294,596       14,869     (75,670)     83,818       28,345
----------------------------------------------------------------------------------------------------------------
  12,663          --         7,512             --       4,564       33,136     398,085      56,388        9,562
----------------------------------------------------------------------------------------------------------------
$ 19,850   $      --   $    26,168   $     51,252   $ 299,160   $   48,005   $ 322,415   $ 140,206   $   37,907
================================================================================================================

                                                                              67

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                   SELIGMAN PORTFOLIOS (C)*             T. ROWE PRICE EQUITY SERIES
                                                         --------------------------------------------   ----------------------------
                                                          COMMUNICATIONS                    SMALLER-
                                                                AND          LARGE-CAP         CAP       BLUE CHIP         EQUITY
                                                         INFORMATION (N)*    VALUE (N)*    VALUE (N)*    GROWTH II       INCOME II
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $             --   $      6,979   $       --   $        --     $    91,733
Expenses:
   Mortality and expense risk fees ...................                 26             --           --            --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............                (26)         6,979           --            --          91,733
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................            141,041        122,629       23,508       510,240         412,060
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........                 --             --           --            --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........                 --             --           --            --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................            141,041        122,629       23,508       510,240         412,060
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................           (112,767)       (68,959)     (13,873)     (481,832)       (590,334)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations .......................   $         28,248   $     60,649   $    9,635   $    28,408     $   (86,541)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                   SELIGMAN PORTFOLIOS (C)*             T. ROWE PRICE EQUITY SERIES
                                                         --------------------------------------------   ----------------------------
                                                          COMMUNICATIONS                    SMALLER-
                                                                AND          LARGE-CAP         CAP       BLUE CHIP         EQUITY
                                                         INFORMATION (N)*    VALUE (N)*    VALUE (N)*    GROWTH II       INCOME II
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Net investment income (expense) ...................   $            (26)  $      6,979   $       --   $        --     $    91,733
   Net realized gain (loss) on investments in
      portfolio shares ...............................            141,041        122,629       23,508       510,240         412,060
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................           (112,767)       (68,959)     (13,873)     (481,832)       (590,334)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................             28,248         60,649        9,635        28,408         (86,541)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ......................................              8,378             --            1       642,448         527,097
   Contract redemptions ..............................            (38,075)          (312)      (5,898)     (161,038)       (766,315)
   Net transfers .....................................           (813,892)      (717,713)    (174,160)      (41,468)       (683,264)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............           (843,589)      (718,025)    (180,057)      439,942        (922,482)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......           (815,341)      (657,376)    (170,422)      468,350      (1,009,023)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................            815,341        657,376      170,422     6,030,992       6,653,014
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................   $             --   $         --   $       --   $ 6,499,342     $ 5,643,991
====================================================================================================================================

* See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                    THIRD
T. ROWE PRICE      T. ROWE         AVENUE
EQUITY SERIES    PRICE FIXED      VARIABLE          TIMOTHY PLAN
 (CONTINUED)    INCOME SERIES   SERIES TRUST       VARIABLE SERIES                           VAN ECK VIP TRUST
-------------   -------------   ------------   ------------------------   ---------------------------------------------------------
                                                                                                          GLOBAL         MULTI-
   HEALTH       LIMITED-TERM                   CONSERVATIVE   STRATEGIC     EMERGING        GLOBAL         HARD          MANAGER
SCIENCES II        BOND II         VALUE          GROWTH       GROWTH       MARKETS          BOND         ASSETS      ALTERNATIVES
-----------------------------------------------------------------------------------------------------------------------------------

$          --   $      67,790   $     65,164   $      2,387   $     726   $     68,512   $   105,123   $     73,861   $     13,297

           --              --             53             --          --          1,050            19            114             18
-----------------------------------------------------------------------------------------------------------------------------------
           --          67,790         65,111          2,387         726         67,462       105,104         73,747         13,279
-----------------------------------------------------------------------------------------------------------------------------------

      (11,096)        (36,532)       115,028           (762)    (46,117)       608,385        12,108        863,279          6,483

           --              --             --             --          --             --        26,800             --             --

           --          21,859             --             --          --             --            --         79,087          8,311
-----------------------------------------------------------------------------------------------------------------------------------
      (11,096)        (14,673)       115,028           (762)    (46,117)       608,385        38,908        942,366         14,794
-----------------------------------------------------------------------------------------------------------------------------------

     (227,769)        (29,767)    (1,018,489)            23      (2,022)    (2,132,061)      (35,547)    (2,314,383)       (69,225)
-----------------------------------------------------------------------------------------------------------------------------------
$    (238,865)  $      23,350   $   (838,350)  $      1,648   $ (47,413)  $ (1,456,214)  $   108,465   $ (1,298,270)  $    (41,152)
===================================================================================================================================

===================================================================================================================================

                                    THIRD
T. ROWE PRICE      T. ROWE         AVENUE
EQUITY SERIES    PRICE FIXED      VARIABLE          TIMOTHY PLAN
 (CONTINUED)    INCOME SERIES   SERIES TRUST       VARIABLE SERIES                           VAN ECK VIP TRUST
-------------   -------------   ------------   ------------------------   ---------------------------------------------------------
                                                                                                          GLOBAL         MULTI-
   HEALTH       LIMITED-TERM                   CONSERVATIVE   STRATEGIC     EMERGING        GLOBAL         HARD          MANAGER
SCIENCES II        BOND II         VALUE          GROWTH       GROWTH       MARKETS          BOND         ASSETS      ALTERNATIVES
-----------------------------------------------------------------------------------------------------------------------------------

$          --   $      67,790   $     65,111   $      2,387   $     726   $     67,462   $   105,104   $     73,747   $     13,279
      (11,096)        (14,673)       115,028           (762)    (46,117)       608,385        38,908        942,366         14,794
     (227,769)        (29,767)    (1,018,489)            23      (2,022)    (2,132,061)      (35,547)    (2,314,383)       (69,225)

-----------------------------------------------------------------------------------------------------------------------------------
     (238,865)         23,350       (838,350)         1,648     (47,413)    (1,456,214)      108,465     (1,298,270)       (41,152)
-----------------------------------------------------------------------------------------------------------------------------------

      215,915         127,097        427,401        148,626      19,804        819,529        96,725        840,745        105,346
     (102,471)       (315,206)      (117,153)          (327)     (4,663)      (146,428)     (124,430)      (320,113)       (31,104)
    1,109,633       1,073,192       (361,868)           758      45,409     (4,523,025)      (17,633)      (383,340)      (210,981)
-----------------------------------------------------------------------------------------------------------------------------------

    1,223,077         885,083        (51,620)       149,057      60,550     (3,849,924)      (45,338)       137,292       (136,739)
-----------------------------------------------------------------------------------------------------------------------------------
      984,212         908,433       (889,970)       150,705      13,137     (5,306,138)       63,127     (1,160,978)      (177,891)
-----------------------------------------------------------------------------------------------------------------------------------
    1,321,543       2,281,364      4,251,147             --     119,846      8,608,390     1,351,862      6,470,912      1,494,390
-----------------------------------------------------------------------------------------------------------------------------------
$   2,305,755   $   3,189,797   $  3,361,177   $    150,705   $ 132,983   $  3,302,252   $ 1,414,989   $  5,309,934   $  1,316,499
===================================================================================================================================

                                                                              69

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                                   VANGUARD VARIABLE INSURANCE FUND
                                                                  ----------------------------------------------------------------
                                                                                 CAPITAL    DIVERSIFIED    EQUITY       EQUITY
                                                                   BALANCED      GROWTH        VALUE       INCOME        INDEX
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ......   $    29,071  $     6,340  $    20,912  $    14,614  $    51,731
Expenses:
   Mortality and expense risk fees ............................            --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................        29,071        6,340       20,912       14,614       51,731
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................         2,980       29,035       69,763       25,570      268,369
   Net realized short-term capital gain distributions from
      investments in portfolio shares ....................                 --          437           --           --        7,295
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................            --       18,147           --           --       94,840
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................         2,980       47,619       69,763       25,570      370,504
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................        19,069      (63,615)     (61,443)      60,713     (354,825)
----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
              operations ......................................   $    51,120  $    (9,656) $    29,232  $   100,897  $    67,410
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================

                                                                                   VANGUARD VARIABLE INSURANCE FUND
                                                                  ----------------------------------------------------------------
                                                                                 CAPITAL    DIVERSIFIED    EQUITY       EQUITY
                                                                   BALANCED      GROWTH        VALUE       INCOME        INDEX
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Net investment income (expense) ............................   $    29,071  $     6,340  $    20,912  $    14,614  $    51,731
   Net realized gain (loss) on investments in portfolio
      shares ..................................................         2,980       47,619       69,763       25,570      370,504
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................        19,069      (63,615)     (61,443)      60,713     (354,825)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...        51,120       (9,656)      29,232      100,897       67,410
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       778,222       22,714       44,612      382,045      753,996
   Contract redemptions .......................................        (7,455)     (50,984)     (76,348)      (5,096)    (432,528)
   Net transfers ..............................................     1,137,400       56,893       99,707      666,786      458,443
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................     1,908,167       28,623       67,971    1,043,735      779,911
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     1,959,287       18,967       97,203    1,144,632      847,321
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       911,699      695,152      907,062      241,412    2,980,257
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $ 2,870,986  $   714,119  $ 1,004,265  $ 1,386,044  $ 3,827,578
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                       VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL         TOTAL
                 HIGH                                                 SHORT-TERM      SMALL         BOND         STOCK
                 YIELD                      MID-CAP        REIT       INVESTMENT     COMPANY       MARKET        MARKET
  GROWTH         BOND      INTERNATIONAL     INDEX        INDEX          GRADE       GROWTH        INDEX         INDEX
---------------------------------------------------------------------------------------------------------------------------

$      5,205  $    50,006  $      32,738  $    11,026  $     43,100  $    323,129  $     2,258  $    227,044  $     44,905

          --           --             --           --            --            --           --            --            --
---------------------------------------------------------------------------------------------------------------------------
       5,205       50,006         32,738       11,026        43,100       323,129        2,258       227,044        44,905
---------------------------------------------------------------------------------------------------------------------------

       1,203        6,248         65,132       38,835       227,214        62,620       23,761        69,680       169,076

          --           --             --           --            --        26,200           --        28,030        39,622

          --           --             --           --        30,286        65,499           --        33,636        56,791
---------------------------------------------------------------------------------------------------------------------------
       1,203        6,248         65,132       38,835       257,500       154,319       23,761       131,346       265,489
---------------------------------------------------------------------------------------------------------------------------

     (16,937)       6,441       (473,799)    (194,139)      (66,210)     (279,070)     (11,526)      202,044      (396,219)
---------------------------------------------------------------------------------------------------------------------------
$    (10,529) $    62,695  $    (375,929) $  (144,278) $    234,390  $    198,378  $    14,493  $    560,434  $    (85,825)
===========================================================================================================================

===========================================================================================================================

                                       VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   TOTAL         TOTAL
                 HIGH                                                 SHORT-TERM      SMALL         BOND         STOCK
                 YIELD                      MID-CAP        REIT       INVESTMENT     COMPANY       MARKET        MARKET
  GROWTH         BOND      INTERNATIONAL     INDEX        INDEX          GRADE       GROWTH        INDEX         INDEX
---------------------------------------------------------------------------------------------------------------------------

$      5,205  $    50,006  $      32,738  $    11,026  $     43,100  $    323,129  $     2,258  $    227,044  $     44,905
       1,203        6,248         65,132       38,835       257,500       154,319       23,761       131,346       265,489

     (16,937)       6,441       (473,799)    (194,139)      (66,210)     (279,070)     (11,526)      202,044      (396,219)
---------------------------------------------------------------------------------------------------------------------------
     (10,529)      62,695       (375,929)    (144,278)      234,390       198,378       14,493       560,434       (85,825)
---------------------------------------------------------------------------------------------------------------------------

     482,050      317,425      1,268,854      753,024     1,367,418     3,348,697      472,632     2,942,407     1,225,982
      (2,490)     (24,660)       (87,677)     (72,709)      (68,683)     (672,427)     (25,176)     (219,258)      (97,328)
     172,341      905,295      1,192,364      557,465       466,729     2,995,970      136,525       554,979       828,504
---------------------------------------------------------------------------------------------------------------------------

     651,901    1,198,060      2,373,541    1,237,780     1,765,464     5,672,240      583,981     3,278,128     1,957,158
---------------------------------------------------------------------------------------------------------------------------
     641,372    1,260,755      1,997,612    1,093,502     1,999,854     5,870,618      598,474     3,838,562     1,871,333
---------------------------------------------------------------------------------------------------------------------------
     584,898      486,037      1,863,688      682,040     2,267,748     7,781,296    1,032,473     6,184,129     3,222,085
---------------------------------------------------------------------------------------------------------------------------
$  1,226,270  $ 1,746,792  $   3,861,300  $ 1,775,542  $  4,267,602  $ 13,651,914  $ 1,630,947  $ 10,022,691  $  5,093,418
===========================================================================================================================

                                                                              71

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                        WELLS FARGO
                                                                                                                          ADVANTAGE
                                                                          VIRTUS VARIABLE INSURANCE TRUST (B)*            VT FUNDS
                                                                  ----------------------------------------------------  ------------
                                                                                                               REAL
                                                                                 MULTI-SECTOR    PREMIUM      ESTATE
                                                                  INTERNATIONAL  FIXED INCOME  ALPHASECTOR  SECURITIES   DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ......   $           2  $     31,299  $     2,002  $      409  $        --
Expenses:
   Mortality and expense risk fees ............................              --            --           --          --        2,916
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................               2        31,299        2,002         409       (2,916)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................              --            (2)          --          --      126,954
   Net realized short-term capital gain distributions
      from investments in portfolio shares ....................              --            --           --          --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................              --            --           --       6,333           --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
      shares ..................................................              --            (2)          --       6,333      126,954
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................               4       (26,078)       5,977      (3,720)    (205,544)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................   $           6  $      5,219  $     7,979  $    3,022  $   (81,506)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                        WELLS FARGO
                                                                                                                          ADVANTAGE
                                                                          VIRTUS VARIABLE INSURANCE TRUST (B)*            VT FUNDS
                                                                  ----------------------------------------------------  ------------
                                                                                                               REAL
                                                                                 MULTI-SECTOR    PREMIUM      ESTATE
                                                                  INTERNATIONAL  FIXED INCOME  ALPHASECTOR  SECURITIES   DISCOVERY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............................   $           2  $     31,299  $     2,002  $      409  $    (2,916)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................              --            (2)          --       6,333      126,954
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................               4       (26,078)       5,977      (3,720)    (205,544)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...               6         5,219        7,979       3,022      (81,506)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........              --            --          428          (1)      63,920
   Contract redemptions .......................................              (1)          (82)         (14)        (15)    (162,977)
   Net transfers ..............................................           6,726       896,820      285,831     110,753      (85,301)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................           6,725       896,738      286,245     110,737     (184,358)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................           6,731       901,957      294,224     113,759     (265,864)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................              --            --           --          --    1,537,136
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $       6,731  $    901,957  $   294,224  $  113,759  $ 1,271,272
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

   WELLS FARGO ADVANTAGE
   VT FUNDS (CONTINUED)
---------------------------
                  SMALL         COMBINED
OPPORTUNITY     CAP VALUE         TOTAL
---------------------------  ---------------

$        487   $     2,103   $   17,880,143

         122            --           30,775
---------------------------  ---------------
         365         2,103       17,849,368
---------------------------  ---------------

      31,488        11,492        4,827,864

          --            --        1,992,421

          --            --        3,381,961
---------------------------  ---------------
      31,488        11,492       10,202,246
---------------------------  ---------------

     (62,341)      (34,566)     (44,414,265)
---------------------------  ---------------
$    (30,488)  $   (20,971)  $  (16,362,651)
===========================  ===============

================================================================================

   WELLS FARGO ADVANTAGE
   VT FUNDS (CONTINUED)
---------------------------
                  SMALL         COMBINED
OPPORTUNITY     CAP VALUE         TOTAL
---------------------------   --------------

$        365   $     2,103   $   17,849,368
      31,488        11,492       10,202,246

     (62,341)      (34,566)     (44,414,265)
---------------------------  ---------------
     (30,488)      (20,971)     (16,362,651)
---------------------------  ---------------

      40,915       234,115      268,343,281
     (11,084)       (2,854)     (70,660,230)
     120,405       (30,647)              --
---------------------------  ---------------

     150,236       200,614      197,683,051
---------------------------  ---------------
     119,748       179,643      181,320,400
---------------------------  ---------------
     250,369       159,770      710,055,834
---------------------------  ---------------
$    370,117   $   339,413   $  891,376,234
===========================  ===============

                                                                              73

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                                                    ALLIANCE
                                                                                                                    BERNSTEIN
                                                                                                                    VARIABLE
                                                                                                                    PRODUCTS
                                                                         THE ALGER PORTFOLIOS                      SERIES FUND
                                                        ------------------------------------------------------   ---------------
                                                                                                                     GROWTH
                                                           CAPITAL      LARGE CAP      MID CAP      SMALL CAP         AND
                                                        APPRECIATION      GROWTH        GROWTH        GROWTH         INCOME
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $      5,894   $     8,083   $       --    $        --   $           --
Expenses:
   Mortality and expense risk fees ..................          1,204           311         1,504           298               --
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............          4,690         7,772        (1,504)         (298)              --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............        160,361       (73,120)       53,627        (4,777)         (31,269)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ........................................             --            --            --            --               --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ........................................             --            --            --            --               --
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ........................        160,361       (73,120)       53,627        (4,777)         (31,269)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................         51,449       174,221       120,175        78,686           78,096
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..............................   $    216,500   $   108,873   $   172,298   $    73,611   $       46,827
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                                                    ALLIANCE
                                                                                                                    BERNSTEIN
                                                                                                                    VARIABLE
                                                                                                                    PRODUCTS
                                                                         THE ALGER PORTFOLIOS                      SERIES FUND
                                                        ------------------------------------------------------   ---------------
                                                                                                                     GROWTH
                                                           CAPITAL      LARGE CAP      MID CAP      SMALL CAP         AND
                                                        APPRECIATION      GROWTH        GROWTH        GROWTH         INCOME
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................   $      4,690   $     7,772   $    (1,504)  $      (298)  $           --
   Net realized gain (loss) on investments
      in portfolio shares ...........................        160,361       (73,120)       53,627        (4,777)         (31,269)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ........................................         51,449       174,221       120,175        78,686           78,096
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .........................        216,500       108,873       172,298        73,611           46,827
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .....................................        361,934         4,728         3,614            15           49,912
   Contract redemptions .............................        (72,115)      (73,173)      (27,662)      (18,120)         (31,807)
   Net transfers ....................................       (244,362)     (180,624)      (50,514)      (69,883)         (39,907)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contract owners' transactions .................         45,457      (249,069)      (74,562)      (87,988)         (21,802)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......        261,957      (140,196)       97,736       (14,377)          25,025
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................      1,833,318     1,124,110     1,149,682       333,296          375,079
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............   $  2,095,275   $   983,914   $ 1,247,418   $   318,919   $      400,104
================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                                                                  ALPS
                                                                VARIABLE
                                                               INSURANCE
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)      TRUST             AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------------------------------------------------    ---------   -----------------------------------------------------
                                                                 LISTED
INTERNATIONAL    INTERNATIONAL    SMALL CAP      SMALL-MID      PRIVATE                  INCOME &    INFLATION
    GROWTH           VALUE         GROWTH        CAP VALUE       EQUITY     BALANCED      GROWTH     PROTECTION   INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------------

$       8,420    $       6,605    $      --     $     5,664    $ 138,244   $   18,939   $   10,578  $    53,783   $      15,209

           --               --           --              --           --           --          119           --               4
--------------------------------------------------------------------------------------------------------------------------------
        8,420            6,605           --           5,664      138,244       18,939       10,459       53,783          15,205
--------------------------------------------------------------------------------------------------------------------------------

       25,325          (13,642)      26,377         229,022       53,279       (4,686)       6,283      101,382           8,398

           --               --           --              --       49,118           --           --           --              --

           --               --           --              --       28,599           --           --           --              --
--------------------------------------------------------------------------------------------------------------------------------
       25,325          (13,642)      26,377         229,022      130,996       (4,686)       6,283      101,382           8,398
--------------------------------------------------------------------------------------------------------------------------------

       26,095           18,456       75,304         242,233     (164,879)     106,187       50,855       (4,532)         65,875
--------------------------------------------------------------------------------------------------------------------------------
$      59,840    $      11,419    $ 101,681     $   476,919    $ 104,361   $  120,440   $   67,597  $   150,633   $      89,478
================================================================================================================================

================================================================================================================================

                                                                  ALPS
                                                                VARIABLE
                                                               INSURANCE
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)      TRUST             AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------------------------------------------------    ---------   -----------------------------------------------------
                                                                 LISTED
INTERNATIONAL    INTERNATIONAL    SMALL CAP      SMALL-MID      PRIVATE                  INCOME &    INFLATION
    GROWTH           VALUE         GROWTH        CAP VALUE       EQUITY     BALANCED      GROWTH     PROTECTION   INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------------

$       8,420    $       6,605    $      --     $     5,664    $ 138,244   $   18,939   $   10,459  $    53,783   $      15,205
       25,325          (13,642)      26,377         229,022      130,996       (4,686)       6,283      101,382           8,398

       26,095           18,456       75,304         242,233     (164,879)     106,187       50,855       (4,532)         65,875
--------------------------------------------------------------------------------------------------------------------------------
       59,840           11,419      101,681         476,919      104,361      120,440       67,597      150,633          89,478
--------------------------------------------------------------------------------------------------------------------------------

      166,969           80,799       76,613         447,397       34,840      408,308      250,663      965,799          96,883
       (6,133)         (47,192)      (9,039)        (71,529)      (5,152)     (83,856)    (111,082)    (223,481)        (55,374)
      (26,598)          98,585      355,210         575,502      467,323     (596,381)      15,075      375,355         156,643
--------------------------------------------------------------------------------------------------------------------------------

      134,238          132,192      422,784         951,370      497,011     (271,929)     154,656    1,117,673         198,152
--------------------------------------------------------------------------------------------------------------------------------
      194,078          143,611      524,465       1,428,289      601,372     (151,489)     222,253    1,268,306         287,630
--------------------------------------------------------------------------------------------------------------------------------
      339,783          224,094       35,255       1,146,328      177,423    1,133,808      531,062    2,995,046         631,134
--------------------------------------------------------------------------------------------------------------------------------
$     533,861    $     367,705    $ 559,720     $ 2,574,617    $ 778,795   $  982,319   $  753,315  $ 4,263,352   $     918,764
================================================================================================================================

                                                                              75

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===========================================================================================================================

                                                                 AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                        -------------------------------------------------------------------
                                                            LARGE          MID
                                                           COMPANY         CAP
                                                            VALUE         VALUE         ULTRA         VALUE        VISTA
---------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $      1,648   $     8,094   $       834   $    43,809   $      --
Expenses:
   Mortality and expense risk fees ..................             --            --            --           331          --
---------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............          1,648         8,094           834        43,478          --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............         (5,342)        3,006         11,321      244,780       6,719
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ........................................             --            --            --            --          --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ........................................             --            --            --            --          --
---------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ........................         (5,342)        3,006        11,321       244,780       6,719
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................          4,508        54,915        16,121       (55,708)     14,826
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..............................   $        814   $    66,015   $    28,276   $   232,550   $  21,545
===========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===========================================================================================================================

                                                                 AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                        -------------------------------------------------------------------
                                                            LARGE          MID
                                                           COMPANY         CAP
                                                            VALUE         VALUE         ULTRA         VALUE        VISTA
---------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................   $      1,648   $     8,094   $       834   $    43,478   $      --
   Net realized gain (loss) on investments
      in portfolio shares ...........................         (5,342)        3,006        11,321       244,780       6,719
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ........................................          4,508        54,915        16,121       (55,708)     14,826
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .........................            814        66,015        28,276        232,550     21,545
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .....................................         56,807       160,716       111,765       173,420          --
   Contract redemptions .............................           (680)       (7,924)         (112)     (193,792)     (1,864)
   Net transfers ....................................        (74,829)      367,348       (11,496)      360,203     884,175
---------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ...........        (18,702)      520,140       100,157       339,831     882,311
---------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...        (17,888)      586,155       128,433       572,381     903,856
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................        119,160            --        22,834     1,614,860      34,198
---------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ............   $    101,272   $   586,155   $   151,267   $ 2,187,241   $ 938,054
===========================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

  CREDIT                                                                                             DIREXION       DREYFUS
  SUISSE                                                                                             INSURANCE     INVESTMENT
  TRUST                                DFA INVESTMENT DIMENSIONS (s)*                                  TRUST       PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SMALL
COMMODITY                       VA              VA         VA SHORT-      VA U.S.       VA U.S.       DYNAMIC         CAP
 RETURN      VA GLOBAL    INTERNATIONAL   INTERNATIONAL      TERM          LARGE       TARGETED        VP HY         STOCK
STRATEGY        BOND          SMALL           VALUE          FIXED         VALUE         VALUE         BOND          INDEX
------------------------------------------------------------------------------------------------------------------------------

$  27,657   $    27,134   $      16,353   $       6,711   $     1,766   $     8,980   $    1,680   $    618,341   $     7,193

       --            --              --              --            --            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------
   27,657        27,134          16,353           6,711         1,766         8,980        1,680        618,341         7,193
------------------------------------------------------------------------------------------------------------------------------

   (7,951)          (58)         10,049               2            (8)           96           12        342,693       228,660

       --         2,719              --              --           946            --           --             --            --

       --        16,036              --              --           536            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------
   (7,951)       18,697          10,049               2         1,474            96           12        342,693       228,660
------------------------------------------------------------------------------------------------------------------------------

   37,764       (46,770)         61,368          13,928        (2,925)       43,297       30,641        (98,150)       50,193
------------------------------------------------------------------------------------------------------------------------------
$  57,470   $      (939)  $      87,770   $      20,641   $       315   $    52,373   $   32,333   $    862,884   $   286,046
==============================================================================================================================

==============================================================================================================================

  CREDIT                                                                                             DIREXION       DREYFUS
  SUISSE                                                                                             INSURANCE     INVESTMENT
  TRUST                                DFA INVESTMENT DIMENSIONS (s)*                                  TRUST       PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SMALL
COMMODITY                       VA              VA         VA SHORT-      VA U.S.       VA U.S.       DYNAMIC         CAP
 RETURN      VA GLOBAL    INTERNATIONAL   INTERNATIONAL      TERM          LARGE       TARGETED        VP HY         STOCK
STRATEGY        BOND          SMALL           VALUE          FIXED         VALUE         VALUE         BOND          INDEX
------------------------------------------------------------------------------------------------------------------------------

$  27,657   $    27,134   $      16,353   $       6,711   $     1,766   $     8,980   $    1,680   $    618,341   $     7,193
   (7,951)       18,697          10,049               2         1,474            96           12        342,693       228,660

   37,764       (46,770)         61,368          13,928        (2,925)       43,297       30,641        (98,150)       50,193
------------------------------------------------------------------------------------------------------------------------------
   57,470          (939)         87,770          20,641           315        52,373       32,333        862,884       286,046
------------------------------------------------------------------------------------------------------------------------------

   96,655       698,597         232,704         485,690       229,744       665,893      370,663        273,393        13,774
  (33,970)       (2,384)         (1,697)         (1,963)       (1,241)       (3,148)      (1,141)    (1,176,723)      (54,231)
  (60,119)    1,890,296         766,920         263,714       351,746       386,710      100,464     (3,018,557)      (33,169)
------------------------------------------------------------------------------------------------------------------------------

    2,566     2,586,509         997,927         747,441       580,249     1,049,455      469,986     (3,921,887)      (73,626)
------------------------------------------------------------------------------------------------------------------------------
   60,036     2,585,570       1,085,697         768,082       580,564     1,101,828      502,319     (3,059,003)      212,420
------------------------------------------------------------------------------------------------------------------------------
  408,851            --              --              --            --            --           --      3,210,762     1,175,596
------------------------------------------------------------------------------------------------------------------------------
$ 468,887   $ 2,585,570   $   1,085,697   $     768,082   $   580,564   $ 1,101,828   $  502,319   $    151,759   $ 1,388,016
==============================================================================================================================

                                                                              77

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                          DREYFUS
                                                                                          VARIABLE            EATON VANCE
                                                                                       INVESTMENT FUND    VARIABLE TRUST (A)*
                                                                                       ---------------   ----------------------
                                                            DREYFUS
                                                            SOCIALLY       DREYFUS                       FLOATING-
                                                          RESPONSIBLE       STOCK       INTERNATIONAL      RATE      LARGE-CAP
                                                             GROWTH         INDEX           VALUE         INCOME       VALUE
-------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares .........................................     $       978   $    143,088   $        56,933   $  35,240   $  14,390
Expenses:
   Mortality and expense risk fees ..................              73          1,383             1,410          --          --
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............             905        141,705            55,523      35,240      14,390
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................           1,351       (588,857)         (198,985)       (121)         47
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........              --             --                --          --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........              --             --                --          --          --
-------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...........................           1,351       (588,857)         (198,985)       (121)         47
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............           1,757      1,528,250           329,513      31,153      15,921
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .................................     $     4,013   $  1,081,098   $       186,051   $  66,272   $  30,358
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                                                          DREYFUS
                                                                                          VARIABLE            EATON VANCE
                                                                                       INVESTMENT FUND     VARIABLE TRUST (A)*
                                                                                       ---------------   ------------------------
                                                            DREYFUS
                                                            SOCIALLY       DREYFUS                        FLOATING-
                                                          RESPONSIBLE       STOCK       INTERNATIONAL       RATE       LARGE-CAP
                                                             GROWTH         INDEX           VALUE          INCOME        VALUE
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................    $       905   $    141,705   $        55,523   $    35,240   $  14,390
   Net realized gain (loss) on investments in
     portfolio shares ................................          1,351       (588,857)         (198,985)         (121)         47
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
      shares .........................................          1,757      1,528,250           329,513        31,153      15,921
---------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
           operations ................................          4,013      1,081,098           186,051        66,272      30,358
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .......................................             --        738,730           478,609       599,681     257,212
   Contract redemptions ..............................           (659)      (563,679)         (214,616)       (9,619)       (716)
   Net transfers .....................................        (68,458)     1,848,574           114,924     2,268,902          --
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ................        (69,117)     2,023,625           378,917     2,858,964     256,496
---------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ........        (65,104)     3,104,723           564,968     2,925,236     286,854
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        113,322      6,443,966         3,149,187            --          --
---------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................    $    48,218   $  9,548,689   $     3,714,155   $ 2,925,236   $ 286,854
=================================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                        FEDERATED INSURANCE SERIES                                 FIDELITY VARIABLE INSURANCE PRODUCTS (T)*
-------------------------------------------------------------------------------  ---------------------------------------------

 CAPITAL        MANAGED        INTERNATIONAL                      MARKET                               DISCIPLINED
INCOME II  VOLATILITY II (X)*  EQUITY II (B)*  KAUFMANN II  OPPORTUNITY II (B)*  BALANCED  CONTRAFUND   SMALL CAP    GROWTH
------------------------------------------------------------------------------------------------------------------------------

$  31,089  $          760,206  $          409  $        --  $             8,799  $     --  $    1,202  $        --  $      16

       --                 122              --           --                   --        --          --           --         --
------------------------------------------------------------------------------------------------------------------------------
   31,089             760,084             409           --                8,799        --       1,202           --         16
------------------------------------------------------------------------------------------------------------------------------

   15,331             646,388         (48,641)     (29,922)             (17,154)       --           1           --          1

       --                  --              --           --                   --        --          42           --        132

       --                  --              --           --                   --        --          --           --         --
------------------------------------------------------------------------------------------------------------------------------
   15,331             646,388         (48,641)     (29,922)             (17,154)       --          43           --        133
------------------------------------------------------------------------------------------------------------------------------

   19,301            (745,637)         31,254      123,041               13,737        30       2,028         (683)     1,384
------------------------------------------------------------------------------------------------------------------------------
$  65,721  $          660,835  $      (16,978) $    93,119  $             5,382  $     30  $    3,273  $      (683) $   1,533
==============================================================================================================================

==============================================================================================================================

                    FEDERATED INSURANCE SERIES                                     FIDELITY VARIABLE INSURANCE PRODUCTS (T)*
-------------------------------------------------------------------------------  ---------------------------------------------

 CAPITAL        MANAGED        INTERNATIONAL                      MARKET                               DISCIPLINED
INCOME II  VOLATILITY II (X)*  EQUITY II (B)*  KAUFMANN II  OPPORTUNITY II (B)*  BALANCED  CONTRAFUND   SMALL CAP    GROWTH
------------------------------------------------------------------------------------------------------------------------------

$  31,089  $          760,084  $          409  $        --  $             8,799  $     --  $    1,202  $        --  $      16
   15,331             646,388         (48,641)     (29,922)             (17,154)       --          43           --        133

   19,301            (745,637)         31,254      123,041               13,737        30       2,028         (683)     1,384
------------------------------------------------------------------------------------------------------------------------------
   65,721             660,835         (16,978)      93,119                5,382        30       3,273         (683)     1,533
------------------------------------------------------------------------------------------------------------------------------

   47,593             536,962              --      139,099                   --     4,029     120,164            1         --
   (5,147)           (279,350)         (1,952)      (9,342)              (3,229)      (12)       (115)          (6)       (70)
 (114,969)         (6,465,190)     (1,025,255)    (320,956)            (534,793)   34,488     275,279       85,241    273,919
------------------------------------------------------------------------------------------------------------------------------

  (72,523)         (6,207,578)     (1,027,207)    (191,199)            (538,022)   38,505     395,328       85,236    273,849
------------------------------------------------------------------------------------------------------------------------------
   (6,802)         (5,546,743)     (1,044,185)     (98,080)            (532,640)   38,535     398,601       84,553    275,382
------------------------------------------------------------------------------------------------------------------------------
  507,489           8,284,096       1,044,185      649,040              532,640        --          --           --         --
------------------------------------------------------------------------------------------------------------------------------
$ 500,687  $        2,737,353  $           --  $   550,960  $                --  $ 38,535  $  398,601  $    84,553  $ 275,382
==============================================================================================================================

                                                                              79

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=======================================================================================================================

                                                             FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED) (T)*
                                                         --------------------------------------------------------------
                                                                      INTERNATIONAL
                                                            HIGH         CAPITAL
                                                           INCOME     APPRECIATION    MID CAP   OVERSEAS   REAL ESTATE
-----------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares .........................................    $  197,394   $          61   $   125   $     61   $       396
Expenses:
   Mortality and expense risk fees ..................            --              --        --         --            --
-----------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............       197,394              61       125         61           396
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................           (32)             --        --         --            --
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .........................................            --              55       165         10            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........            --              --        --         --            --
-----------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...........................           (32)             55       165         10            --
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................      (174,893)            271       391        213         2,672
-----------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .................................    $   22,469   $         387   $   681   $    284   $     3,068
=======================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

========================================================================================================================

                                                             FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED) (T)*
                                                      ------------------------------------------------------------------

                                                                    INTERNATIONAL
                                                         HIGH          CAPITAL
                                                        INCOME      APPRECIATION     MID CAP    OVERSEAS    REAL ESTATE
------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............     $   197,394   $          61   $     125   $      61   $       396
   Net realized gain (loss) on investments in
     portfolio shares ...........................             (32)             55         165          10            --
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .....................................        (174,893)            271         391         213         2,672
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .............................          22,469             387         681         284         3,068
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ..................................          25,204               1     218,100          --        63,118
   Contract redemptions .........................            (458)             (5)        (28)         (8)          (24)
   Net transfers ................................       2,925,816          64,872      71,316     104,688       212,497
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ............       2,950,562          64,868     289,388     104,680       275,591
------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....       2,973,031          65,255     290,069     104,964       278,659
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................              --              --          --          --            --
------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............     $ 2,973,031   $      65,255   $ 290,069   $ 104,964   $   278,659
========================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

   FIDELITY
   VARIABLE                                                                        FIRST
  INSURANCE                                                                        EAGLE          FRANKLIN TEMPLETON
   PRODUCTS               FINANCIAL INVESTORS VARIABLE INSURANCE TRUST            VARIABLE        VARIABLE INSURANCE
(CONTINUED) (T)*               (IBBOTSON ETF ASSET ALLOCATION)                     FUNDS            PRODUCTS TRUST
----------------   -----------------------------------------------------------   ---------   ------------------------------
                                                                                                GLOBAL
                                                                                                 REAL            HIGH
   STRATEGIC       AGGRESSIVE                                          INCOME                   ESTATE          INCOME
    INCOME           GROWTH      BALANCED   CONSERVATIVE    GROWTH    & GROWTH    OVERSEAS   SECURITIES II   SECURITIES II
---------------------------------------------------------------------------------------------------------------------------

$          2,192   $       84   $  15,999   $     19,537   $  4,717   $  3,090   $  91,084   $      20,742   $      33,152

              --           --          --             --         --         --          --              --              --
---------------------------------------------------------------------------------------------------------------------------
           2,192           84      15,999         19,537      4,717      3,090      91,084          20,742          33,152
---------------------------------------------------------------------------------------------------------------------------

              --          (63)     25,516         51,800     16,282     10,596      47,649         157,284       1,246,748

             606           --          --             --         --         --          --              --              --

             566           --          --          1,300         --         --          --              --              --
---------------------------------------------------------------------------------------------------------------------------
           1,172          (63)     25,516         53,100     16,282     10,596      47,649         157,284       1,246,748
---------------------------------------------------------------------------------------------------------------------------

          (2,447)       1,922     179,353         13,887     52,482     21,891     699,005         (29,707)     (1,071,293)
---------------------------------------------------------------------------------------------------------------------------
$            917   $    1,943   $ 220,868   $     86,524   $ 73,481   $ 35,577   $ 837,738   $     148,319   $     208,607
===========================================================================================================================

==============================================================================================================================

   FIDELITY
   VARIABLE                                                                            FIRST
  INSURANCE                                                                            EAGLE          FRANKLIN TEMPLETON
   PRODUCTS                 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST              VARIABLE        VARIABLE INSURANCE
(CONTINUED) (T)*                  (IBBOTSON ETF ASSET ALLOCATION)                      FUNDS            PRODUCTS TRUST
----------------  ----------------------------------------------------------------  -----------  -----------------------------
                                                                                                    GLOBAL
                                                                                                     REAL           HIGH
   STRATEGIC      AGGRESSIVE                                            INCOME                      ESTATE         INCOME
    INCOME          GROWTH      BALANCED    CONSERVATIVE   GROWTH      & GROWTH      OVERSEAS    SECURITIES II  SECURITIES II
------------------------------------------------------------------------------------------------------------------------------

$          2,192  $       84  $     15,999  $     19,537  $   4,717  $       3,090  $    91,084  $   20,742     $      33,152
           1,172         (63)       25,516        53,100     16,282         10,596       47,649     157,284         1,246,748

          (2,447)      1,922       179,353        13,887     52,482         21,891      699,005     (29,707)       (1,071,293)
------------------------------------------------------------------------------------------------------------------------------
             917       1,943       220,868        86,524     73,481         35,577      837,738     148,319           208,607
------------------------------------------------------------------------------------------------------------------------------

          80,451       1,001     1,106,396       313,536    294,083      2,301,798    1,521,078      87,038           214,348
             (30)     (1,201)      (79,049)     (238,569)    (5,663)       (15,169)    (123,957)    (34,523)         (262,372)
          94,720       8,491       417,053        65,331     63,806     (1,930,260)     552,647      18,226        (9,033,298)
------------------------------------------------------------------------------------------------------------------------------

         175,141       8,291     1,444,400       140,298    352,226        356,369    1,949,768      70,741        (9,081,322)
------------------------------------------------------------------------------------------------------------------------------
         176,058      10,234     1,665,268       226,822    425,707        391,946    2,787,506     219,060        (8,872,715)
------------------------------------------------------------------------------------------------------------------------------
              --      21,362       822,372     1,452,191    319,828        253,659    2,992,838     565,630        10,315,434
------------------------------------------------------------------------------------------------------------------------------
$        176,058  $   31,596  $  2,487,640  $  1,679,013  $ 745,535  $     645,605  $ 5,780,344  $  784,690     $   1,442,719
==============================================================================================================================

                                                                              81

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                                      ------------------------------------------------------------------------------
                                                                                                        TEMPLETON
                                                                         MUTUAL         STRATEGIC        GLOBAL
                                                         INCOME          SHARES           INCOME          BOND            U.S.
                                                      SECURITIES II   SECURITIES II   SECURITIES II   SECURITIES II   GOVERNMENT II
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares ............................   $      76,881   $      25,341   $      96,521   $      82,277   $      51,622
Expenses:
   Mortality and expense risk fees ................              --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........          76,881          25,341          96,521          82,277          51,622
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............         155,225          24,130         153,165         240,611          56,825
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ......................................              --              --              --              --              --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ......................................              --              --              --          14,884              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ...................         155,225          24,130         153,165         255,495          56,825
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .........................................         (22,798)        105,386          (9,053)        382,820         (18,601)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ............................   $     209,308   $     154,857   $     240,633   $     720,592   $      89,846
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                                                      ------------------------------------------------------------------------------
                                                                                                        TEMPLETON
                                                                         MUTUAL         STRATEGIC        GLOBAL
                                                         INCOME          SHARES           INCOME          BOND            U.S.
                                                      SECURITIES II   SECURITIES II   SECURITIES II   SECURITIES II   GOVERNMENT II
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................   $      76,881   $      25,341   $      96,521   $      82,277   $      51,622
   Net realized gain (loss) on investments in
      portfolio shares ............................         155,225          24,130         153,165         255,495          56,825
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ......................................         (22,798)        105,386          (9,053)        382,820         (18,601)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ............................         209,308         154,857         240,633         720,592          89,846
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ...................................         185,992         267,304         460,718       1,118,773         112,226
   Contract redemptions ...........................         (35,221)        (17,211)       (275,459)       (454,066)       (151,310)
   Net transfers ..................................      (1,943,673)        326,022         928,277       3,363,642         352,198
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............      (1,792,902)        576,115       1,113,536       4,028,349         313,114
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....      (1,583,594)        730,972       1,354,169       4,748,941         402,960
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................       8,571,497         884,501       1,746,825       3,184,959       1,313,203
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............   $   6,987,903   $   1,615,473   $   3,100,994   $   7,933,900   $   1,716,163
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                          INVESCO VARIABLE INSURANCE FUNDS (C)*
---------------------------------------------------------------------------------------------------------------------------
                                                        GLOBAL       GLOBAL
  BASIC        CAPITAL        CORE        FINANCIAL     HEALTH        REAL       GOVERNMENT       HIGH       INTERNATIONAL
  VALUE      DEVELOPMENT     EQUITY       SERVICES       CARE        ESTATE      SECURITIES       YIELD         GROWTH
---------------------------------------------------------------------------------------------------------------------------

$      784   $        --   $     4,120   $       24   $      --   $    105,256   $   51,792   $    536,990   $      36,768

        --            --            14           --          56          2,310           --            316              --
---------------------------------------------------------------------------------------------------------------------------
       784            --         4,106           24         (56)       102,946       51,792        536,674          36,768
---------------------------------------------------------------------------------------------------------------------------

    48,535        24,046        96,773       26,882       2,662        480,906      (44,735)     1,260,849          43,635

        --            --            --           --          --             --           --             --              --

        --            --            --           --          --             --           --             --              --
---------------------------------------------------------------------------------------------------------------------------
    48,535        24,046        96,773       26,882       2,662        480,906      (44,735)     1,260,849          43,635
---------------------------------------------------------------------------------------------------------------------------

  (105,518)       (4,818)      (52,171)      (3,387)     11,351       (342,835)      36,739     (1,014,047)         69,905
---------------------------------------------------------------------------------------------------------------------------
$  (56,199)  $    19,228   $    48,708   $   23,519   $  13,957   $    241,017   $   43,796   $    783,476   $     150,308
===========================================================================================================================

===========================================================================================================================

                                          INVESCO VARIABLE INSURANCE FUNDS (C)*
---------------------------------------------------------------------------------------------------------------------------
                                                        GLOBAL       GLOBAL
  BASIC        CAPITAL        CORE        FINANCIAL     HEALTH        REAL       GOVERNMENT       HIGH       INTERNATIONAL
  VALUE      DEVELOPMENT     EQUITY       SERVICES       CARE        ESTATE      SECURITIES       YIELD         GROWTH
---------------------------------------------------------------------------------------------------------------------------

$      784   $        --   $     4,106   $       24   $     (56)  $    102,946   $   51,792   $    536,674   $      36,768
    48,535        24,046        96,773       26,882       2,662        480,906      (44,735)     1,260,849          43,635

  (105,518)       (4,818)      (52,171)      (3,387)     11,351       (342,835)      36,739     (1,014,047)         69,905
---------------------------------------------------------------------------------------------------------------------------
   (56,199)       19,228        48,708       23,519      13,957        241,017       43,796        783,476         150,308
---------------------------------------------------------------------------------------------------------------------------

        --        14,413        45,832        4,556      10,014        855,113      252,466        636,778          26,097
   (40,544)      (19,773)     (194,482)     (47,238)     (1,358)      (137,329)    (116,195)      (326,313)        (63,112)
  (487,290)      (74,760)     (637,524)    (163,763)     93,078     (2,060,374)    (491,290)    (3,780,876)      1,160,717
---------------------------------------------------------------------------------------------------------------------------

  (527,834)      (80,120)     (786,174)    (206,445)    101,734     (1,342,590)    (355,019)    (3,470,411)      1,123,702
---------------------------------------------------------------------------------------------------------------------------
  (584,033)      (60,892)     (737,466)    (182,926)    115,691     (1,101,573)    (311,223)    (2,686,935)      1,274,010
---------------------------------------------------------------------------------------------------------------------------
   587,701       126,180     1,192,951      212,732     173,267      3,411,560      870,997      8,813,296         806,954
---------------------------------------------------------------------------------------------------------------------------
$    3,668   $    65,288   $   455,485   $   29,806   $ 288,958   $  2,309,987   $  559,774   $  6,126,361   $   2,080,964
===========================================================================================================================

                                                                              83

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                                                       IVY FUNDS
                                                                                                                       VARIABLE
                                                                                                                       INSURANCE
                                                                 INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (C)*    PORTFOLIOS
                                                                ---------------------------------------------------   ------------
                                                                   MID                    VAN KAMPEN    VAN KAMPEN
                                                                 CAP CORE                   EQUITY &      GROWTH &       ASSET
                                                                  EQUITY     TECHNOLOGY   INCOME (T)*   INCOME (T)*    STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ....   $    2,242   $       --   $        --   $        --   $    31,829
Expenses:
   Mortality and expense risk fees ..........................           --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................        2,242           --            --            --        31,829
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................       43,511       24,637            --            --         2,670
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................           --           --            --            --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................           --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..........................................       43,511       24,637            --            --         2,670
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       23,780      (22,399)           25             6       458,222
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................   $   69,533   $    2,238   $        25   $         6   $   492,721
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==================================================================================================================================

                                                                                                                       IVY FUNDS
                                                                                                                       VARIABLE
                                                                                                                       INSURANCE
                                                                 INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (C)*    PORTFOLIOS
                                                                ---------------------------------------------------   ------------
                                                                    MID                   VAN KAMPEN    VAN KAMPEN
                                                                 CAP CORE                   EQUITY &      GROWTH &       ASSET
                                                                  EQUITY     TECHNOLOGY   INCOME (T)*   INCOME (T)*    STRATEGY
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..........................   $    2,242   $       --   $        --   $        --   $    31,829
   Net realized gain (loss) on investments in portfolio
      shares ................................................       43,511       24,637            --            --         2,670
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .......................       23,780      (22,399)           25             6       458,222
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................       69,533        2,238            25             6       492,721
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......      122,040        1,199            (1)           --     1,394,432
   Contract redemptions .....................................      (10,795)      (1,734)           (4)           --       (65,949)
   Net transfers ............................................     (203,919)    (223,028)       34,488         3,805     2,272,900
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...............................      (92,674)    (223,563)       34,483         3,805     3,601,383
----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............      (23,141)    (221,325)       34,508         3,811     4,094,104
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................      620,052      344,530            --            --       936,451
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $  596,911   $  123,205   $    34,508   $     3,811   $ 5,030,555
==================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                        GLOBAL
                            DIVIDEND                    NATURAL                     HIGH       MID CAP    SCIENCE AND
 BALANCED       BOND     OPPORTUNITIES    ENERGY     RESOURCES (T)*    GROWTH      INCOME      GROWTH     TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------

$    5,066   $   3,831   $       1,106   $     635   $           --   $     300   $  19,126   $      62   $        --

        --          --              --          --               --          --          --          --            --
----------------------------------------------------------------------------------------------------------------------
     5,066       3,831           1,106         635               --         300      19,126          62            --
----------------------------------------------------------------------------------------------------------------------

    13,599         (75)           (743)     (9,167)              --        (818)      2,487       4,159        (1,207)

        --          --              --          --               --          --          --          --           144

     3,692          --              --          --               --          --          --          --         1,863
----------------------------------------------------------------------------------------------------------------------
    17,291         (75)           (743)     (9,167)              --        (818)      2,487       4,159           800
----------------------------------------------------------------------------------------------------------------------

    26,624      (4,618)         26,771      77,792              874       5,759      21,381     163,693        12,830
----------------------------------------------------------------------------------------------------------------------
$   48,981   $    (862)  $      27,134   $  69,260   $          874   $   5,241   $  42,994   $ 167,914   $    13,630
======================================================================================================================

======================================================================================================================

                                 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                        GLOBAL
                            DIVIDEND                    NATURAL                     HIGH       MID CAP    SCIENCE AND
 BALANCED       BOND     OPPORTUNITIES    ENERGY     RESOURCES (T)*    GROWTH      INCOME      GROWTH     TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------

$    5,066   $   3,831   $       1,106   $     635   $           --   $     300   $  19,126   $      62   $        --
    17,291         (75)           (743)     (9,167)              --        (818)      2,487       4,159           800

    26,624      (4,618)         26,771      77,792              874       5,759      21,381     163,693        12,830
----------------------------------------------------------------------------------------------------------------------
    48,981        (862)         27,134      69,260              874       5,241      42,994     167,914        13,630
----------------------------------------------------------------------------------------------------------------------

   211,099          (1)         17,129      38,323               --      21,427      31,571     101,981        32,961
   (15,545)       (261)        (51,326)    (18,740)              --     (16,322)     (9,324)    (13,809)         (723)
    12,364     546,944         205,483     137,160           50,811      43,867     239,735     679,676       240,898
----------------------------------------------------------------------------------------------------------------------

   207,918     546,682         171,286     156,743           50,811      48,972     261,982     767,848       273,136
----------------------------------------------------------------------------------------------------------------------
   256,899     545,820         198,420     226,003           51,685      54,213     304,976     935,762       286,766
----------------------------------------------------------------------------------------------------------------------
        --          --              --     110,169               --          --     109,235      21,186        14,579
----------------------------------------------------------------------------------------------------------------------
$  256,899   $ 545,820   $     198,420   $ 336,172   $       51,685   $  54,213   $ 414,211   $ 956,948   $   301,345
======================================================================================================================

                                                                              85

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                 IVY FUNDS
                                                                 VARIABLE
                                                                 INSURANCE
                                                                PORTFOLIOS
                                                                (CONTINUED)             JANUS ASPEN SERIES - INSTITUTIONAL
                                                                -----------   ------------------------------------------------------
                                                                                                                         GLOBAL
                                                                                                                          LIFE
                                                                   VALUE        BALANCED    ENTERPRISE      FORTY     SCIENCES (D)*
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares ................................................   $     1,289   $   169,591   $    1,558   $    6,238   $         238
Expenses:
   Mortality and expense risk fees ..........................            --            --        1,111           --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense).....................         1,289       169,591          447        6,238             238
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ......................................         1,509       (11,885)    (159,554)     (77,478)         46,426
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................            --            --           --           --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................            --            --           --           --           1,597
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..........................................         1,509       (11,885)    (159,554)     (77,478)         48,023
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................        72,910       393,195      649,266      199,809         (42,560)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ......................................   $    75,708   $   550,901   $  490,159   $  128,569   $       5,701
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                 IVY FUNDS
                                                                 VARIABLE
                                                                 INSURANCE
                                                                PORTFOLIOS
                                                                (CONTINUED)             JANUS ASPEN SERIES - INSTITUTIONAL
                                                                -----------   ------------------------------------------------------
                                                                                                                         GLOBAL
                                                                                                                          LIFE
                                                                   VALUE        BALANCED    ENTERPRISE      FORTY     SCIENCES (D)*
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..........................   $     1,289   $   169,591   $      447   $    6,238   $         238
   Net realized gain (loss) on investments in
      portfolio shares ......................................         1,509       (11,885)    (159,554)     (77,478)         48,023
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio shares .....        72,910       393,195      649,266      199,809         (42,560)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................        75,708       550,901      490,159      128,569           5,701
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......       147,818       929,844       70,840      408,236              (1)
   Contract redemptions .....................................        (5,301)     (143,679)     (84,178)     (43,664)            (60)
   Net transfers ............................................       384,967     2,035,360     (236,600)    (100,523)       (192,223)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................       527,484     2,821,525     (249,938)     264,049        (192,284)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............       603,192     3,372,426      240,221      392,618        (186,583)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................            --     3,065,197    2,178,865    1,477,304         186,583
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $   603,192   $ 6,437,623   $2,419,086   $1,869,922   $          --
====================================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                                                       JANUS
                                                                       ASPEN
                                                                       SERIES
         JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)              - SERVICE             LAZARD RETIREMENT SERIES
-----------------------------------------------------------------   ------------   -----------------------------------------
                                                                                                                     US
  GROWTH                                    PERKINS                   INTECH         EMERGING                     SMALL-MID
   AND                                      MID CAP                 RISK-MANAGED     MARKETS      INTERNATIONAL      CAP
INCOME (D)*      JANUS       OVERSEAS        VALUE      WORLDWIDE    CORE (D) *       EQUITY          EQUITY       EQUITY
----------------------------------------------------------------------------------------------------------------------------

$     1,900   $     9,690   $    53,618   $    30,635   $   2,061   $         --   $    107,895   $      16,042   $   2,783

        182           897           152            --       1,028             --            100              --          83
----------------------------------------------------------------------------------------------------------------------------
      1,718         8,793        53,466        30,635       1,033             --        107,795          16,042       2,700
----------------------------------------------------------------------------------------------------------------------------

     90,877       (56,879)     (411,521)      117,096     167,192         (5,751)     1,587,984         155,603      96,884

         --            --            --            --          --             --             --              --      57,443

         --            --            --            --          --             --             --              --      21,594
----------------------------------------------------------------------------------------------------------------------------
     90,877       (56,879)     (411,521)      117,096     167,192         (5,751)     1,587,984         155,603     175,921
----------------------------------------------------------------------------------------------------------------------------

    (65,549)      183,024     2,139,141       480,648    (117,617)         7,373        (37,736)       (164,445)    (14,219)
----------------------------------------------------------------------------------------------------------------------------
$    27,046   $   134,938   $ 1,781,086   $   628,379   $  50,608   $      1,622   $  1,658,043   $       7,200   $ 164,402
============================================================================================================================

============================================================================================================================

                                                                       JANUS
                                                                       ASPEN
                                                                       SERIES
         JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)              - SERVICE             LAZARD RETIREMENT SERIES
-----------------------------------------------------------------   ------------   -----------------------------------------
                                                                                                                     US
  GROWTH                                    PERKINS                   INTECH         EMERGING                     SMALL-MID
   AND                                      MID CAP                 RISK-MANAGED     MARKETS      INTERNATIONAL      CAP
INCOME (D)*      JANUS       OVERSEAS        VALUE      WORLDWIDE    CORE (D) *       EQUITY          EQUITY       EQUITY
----------------------------------------------------------------------------------------------------------------------------

$     1,718   $     8,793   $    53,466   $    30,635   $   1,033   $         --   $    107,795   $      16,042   $   2,700
     90,877       (56,879)     (411,521)      117,096     167,192         (5,751)     1,587,984         155,603     175,921

    (65,549)      183,024     2,139,141       480,648    (117,617)         7,373        (37,736)       (164,445)    (14,219)
----------------------------------------------------------------------------------------------------------------------------
     27,046       134,938     1,781,086       628,379      50,608          1,622      1,658,043           7,200     164,402
----------------------------------------------------------------------------------------------------------------------------

         (1)      217,149       726,921       951,488      73,324             (1)     1,152,705         136,678      12,112
     (3,395)     (288,762)     (652,495)     (401,546)    (20,579)           (19)      (543,092)       (372,085)   (106,652)
 (1,262,852)     (174,968)     (487,487)      164,029    (756,775)       (75,447)       331,682        (362,842)    (43,571)
----------------------------------------------------------------------------------------------------------------------------

 (1,266,248)     (246,581)     (413,061)      713,971    (704,030)       (75,467)       941,295        (598,249)   (138,111)
----------------------------------------------------------------------------------------------------------------------------
 (1,239,202)     (111,643)    1,368,025     1,342,350    (653,422)       (73,845)     2,599,338        (591,049)     26,291
----------------------------------------------------------------------------------------------------------------------------
  1,239,202     1,186,096     8,083,553     3,564,582     985,302         73,845      7,646,402       1,811,203     830,538
----------------------------------------------------------------------------------------------------------------------------
$        --   $ 1,074,453   $ 9,451,578   $ 4,906,932   $ 331,880   $         --   $ 10,245,740   $   1,220,154   $ 856,829
============================================================================================================================

                                                                              87

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                               LAZARD
                                                             RETIREMENT
                                                               SERIES
                                                             (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                             -----------   ------------------------------------------------------
                                                                                         CLEARBRIDGE   CLEARBRIDGE
                                                                  US       CLEARBRIDGE     EQUITY      FUNDAMENTAL   CLEARBRIDGE
                                                              STRATEGIC     AGGRESSIVE     INCOME        ALL CAP      LARGE CAP
                                                                EQUITY        GROWTH      BUILDER      VALUE (E)*      GROWTH
---------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $       699   $     1,090   $    11,147   $     2,513   $       246
Expenses:
   Mortality and expense risk fees .......................            --            --            --            24            --
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................           699         1,090        11,147         2,489           246
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................           (80)       (7,824)       (5,252)        5,522        50,687
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............            --            --            --            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................           (80)       (7,824)       (5,252)        5,522        50,687
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        12,292       188,304        25,279        15,144       (34,983)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $    12,911   $   181,570   $    31,174   $    23,155   $    15,950
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                               LAZARD
                                                             RETIREMENT
                                                               SERIES
                                                             (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                             -----------   ------------------------------------------------------
                                                                                         CLEARBRIDGE   CLEARBRIDGE
                                                                  US       CLEARBRIDGE     EQUITY      FUNDAMENTAL   CLEARBRIDGE
                                                              STRATEGIC     AGGRESSIVE     INCOME        ALL CAP      LARGE CAP
                                                                EQUITY        GROWTH      BUILDER      VALUE (E)*      GROWTH
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................   $       699   $     1,090   $    11,147   $     2,489   $       246
   Net realized gain (loss) on investments in
      portfolio shares ...................................           (80)       (7,824)       (5,252)        5,522        50,687
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................        12,292       188,304        25,279        15,144       (34,983)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................        12,911       181,570        31,174        23,155        15,950
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...         3,465         7,342            (1)       39,170        12,150
   Contract redemptions ..................................          (113)      (60,258)       (5,702)      (19,553)      (10,504)
   Net transfers .........................................        50,505      (107,935)       20,849        53,570      (175,711)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................        53,857      (160,851)       15,146        73,187      (174,065)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........        66,768        20,719        46,320        96,342      (158,115)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        48,068       834,556       257,088        86,042       374,070
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $   114,836   $   855,275   $   303,408   $   182,384   $   215,955
=================================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                         NATIONWIDE
                                                                                                                          VARIABLE
  LEGG MASON PARTNERS                                                                                        MERGER      INSURANCE
 VARIABLE INCOME TRUST                                LORD ABBETT SERIES FUND                               FUND (A)*      TRUST
------------------------   -----------------------------------------------------------------------------   -----------   -----------
  WESTERN       WESTERN
   ASSET         ASSET                                                    GROWTH
GLOBAL HIGH    STRATEGIC       BOND        CAPITAL         CLASSIC          AND         INTERNATIONAL         MERGER        BOND
 YIELD BOND       BOND      DEBENTURE    STRUCTURE (F)*   STOCK (G) *     INCOME      OPPORTUNITIES (H)*     FUND VL        INDEX
------------------------------------------------------------------------------------------------------------------------------------

$    112,648   $  24,773   $   145,486   $       11,304   $       656   $     6,118   $            4,097   $        --   $   53,960

          --          --            --               19            --         1,081                   --            --           --
------------------------------------------------------------------------------------------------------------------------------------
     112,648      24,773       145,486           11,285           656         5,037                4,097            --       53,960
------------------------------------------------------------------------------------------------------------------------------------

   2,018,059      49,156       237,463           14,082          (100)      (74,723)             132,796        70,296        8,275

          --          --            --               --            --            --                   --        92,769        4,080

          --          --            --               --            --            --                   --            --        6,496
------------------------------------------------------------------------------------------------------------------------------------
   2,018,059      49,156       237,463           14,082          (100)      (74,723)             132,796       163,065       18,851
------------------------------------------------------------------------------------------------------------------------------------

  (2,089,040)      9,542      (136,711)          28,040        20,425       242,149              (20,009)      (90,659)      19,485
------------------------------------------------------------------------------------------------------------------------------------
$     41,667   $  83,471   $   246,238   $       53,407   $    20,981   $   172,463   $          116,884   $    72,406   $   92,296
====================================================================================================================================

====================================================================================================================================

                                                                                                                         NATIONWIDE
                                                                                                                          VARIABLE
  LEGG MASON PARTNERS                                                                                        MERGER      INSURANCE
 VARIABLE INCOME TRUST                                LORD ABBETT SERIES FUND                               FUND (A)*      TRUST
------------------------   -----------------------------------------------------------------------------   -----------   -----------
  WESTERN       WESTERN
   ASSET         ASSET                                                    GROWTH
GLOBAL HIGH    STRATEGIC       BOND        CAPITAL         CLASSIC          AND         INTERNATIONAL         MERGER        BOND
 YIELD BOND       BOND      DEBENTURE    STRUCTURE (F)*   STOCK (G) *     INCOME      OPPORTUNITIES (H)*     FUND VL        INDEX
------------------------------------------------------------------------------------------------------------------------------------

$    112,648   $  24,773   $   145,486   $       11,285   $       656   $     5,037   $            4,097   $        --   $   53,960
   2,018,059      49,156       237,463           14,082          (100)      (74,723)             132,796       163,065       18,851

  (2,089,040)      9,542      (136,711)          28,040        20,425       242,149              (20,009)      (90,659)      19,485
------------------------------------------------------------------------------------------------------------------------------------
      41,667      83,471       246,238           53,407        20,981       172,463              116,884        72,406       92,296
------------------------------------------------------------------------------------------------------------------------------------

      40,402       9,403     1,708,878           18,000            --        63,402               79,637       275,981       51,465
    (470,822)    (32,957)     (112,935)          (1,897)         (439)      (37,384)             (12,124)     (159,753)    (245,461)
 (20,672,573)    461,907      (158,041)          42,115        94,967       (62,375)            (851,262)    4,156,857      180,945
------------------------------------------------------------------------------------------------------------------------------------

 (21,102,993)    438,353     1,437,902           58,218        94,528       (36,357)            (783,749)    4,273,085      (13,051)
------------------------------------------------------------------------------------------------------------------------------------
 (21,061,326)    521,824     1,684,140          111,625       115,509       136,106             (666,865)    4,345,491       79,245
------------------------------------------------------------------------------------------------------------------------------------
  22,385,448     423,106       870,401          254,734        82,892     1,063,007            1,110,033            --    1,644,178
------------------------------------------------------------------------------------------------------------------------------------
$  1,324,122   $ 944,930   $ 2,554,541   $      366,359   $   198,401   $ 1,199,113   $          443,168   $ 4,345,491   $1,723,423
====================================================================================================================================

                                                                              89

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                       ADVISERS
                                                                                                                      MANAGEMENT
                                                                NATIONWIDE VARIABLE INSURANCE TRUST (CONTINUED)          TRUST
                                                            -------------------------------------------------------   -----------

                                                            INTERNATIONAL     MID CAP       S&P 500      SMALL CAP      MID-CAP
                                                                INDEX          INDEX         INDEX         INDEX        GROWTH
---------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $      54,647   $    19,591   $    38,605   $    12,664   $       --
Expenses:
   Mortality and expense risk fees ......................              --            --            --            --           --
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................          54,647        19,591        38,605        12,664           --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................        (332,220)      (38,829)       91,390        75,723      236,837
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............              --            --            --            --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............              --         1,521            --            --           --
---------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................        (332,220)      (37,308)       91,390        75,723      236,837
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................         462,655       356,751       188,119        70,856       (3,955)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $     185,082   $   339,034   $   318,114   $   159,243   $  232,882
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================================

                                                                                                                      NEUBERGER
                                                                                                                        BERMAN
                                                                                                                       ADVISERS
                                                                                                                      MANAGEMENT
                                                                NATIONWIDE VARIABLE INSURANCE TRUST (CONTINUED)         TRUST
                                                            -------------------------------------------------------   ----------

                                                            INTERNATIONAL     MID CAP       S&P 500      SMALL CAP      MID-CAP
                                                                INDEX          INDEX         INDEX         INDEX        GROWTH
---------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ......................   $      54,647   $    19,591   $    38,605   $    12,664   $       --
   Net realized gain (loss) on investments in portfolio
      shares ............................................        (332,220)      (37,308)       91,390        75,723      236,837
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................         462,655       356,751       188,119        70,856       (3,955)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................         185,082       339,034       318,114       159,243      232,882
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .........................................         174,852        18,525       361,736        69,042        5,815
   Contract redemptions .................................        (120,803)      (43,987)     (124,090)      (14,379)     (64,125)
   Net transfers ........................................         (57,645)      (97,728)     (167,228)      134,061      193,229
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................          (3,596)     (123,190)       70,418       188,724      134,919
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........         181,486       215,844       388,532       347,967      367,801
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       2,069,581     1,308,031     1,844,276       857,181      503,997
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $   2,251,067   $ 1,523,875   $ 2,232,808   $ 1,205,148   $  871,798
=================================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================

    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                  NORTHERN LIGHTS VARIABLE TRUST
--------------------------------------------------------------   ----------------------------------------------------
                                                                                                        CHARIOT
                              SHORT                                                                    ABSOLUTE
                            DURATION    SMALL-CAP    SOCIALLY        ADAPTIVE        CHANGING         RETURN ALL
  PARTNERS      REGENCY       BOND        GROWTH    RESPONSIVE   ALLOCATION (T)*    PARAMETERS    OPPORTUNITIES (T)*
---------------------------------------------------------------------------------------------------------------------

$    11,495   $    3,906   $   21,259   $      --   $      224   $            --   $     50,345   $               --

          3           --           15          --           --                --             --                   --
---------------------------------------------------------------------------------------------------------------------
     11,492        3,906       21,244          --          224                --         50,345                   --
---------------------------------------------------------------------------------------------------------------------

    307,827       44,660       69,651      48,899       55,642                --        (47,831)                  --

         --           --           --          --           --                --             --                   --

         --           --           --          --           --                --             --                   --
---------------------------------------------------------------------------------------------------------------------
    307,827       44,660       69,651      48,899       55,642                --        (47,831)                  --
---------------------------------------------------------------------------------------------------------------------

    (65,650)     (25,956)     (19,656)     13,205       39,152              (322)      (243,470)                   1
---------------------------------------------------------------------------------------------------------------------
$   253,669   $   22,610   $   71,239   $  62,104   $   95,018   $          (322)  $   (240,956)  $                1
=====================================================================================================================

=====================================================================================================================

    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)                  NORTHERN LIGHTS VARIABLE TRUST
--------------------------------------------------------------   ----------------------------------------------------
                                                                                                        CHARIOT
                              SHORT                                                                    ABSOLUTE
                            DURATION    SMALL-CAP    SOCIALLY        ADAPTIVE        CHANGING         RETURN ALL
  PARTNERS      REGENCY       BOND        GROWTH    RESPONSIVE    ALLOCATION (T)*   PARAMETERS    OPPORTUNITIES (T)*
---------------------------------------------------------------------------------------------------------------------

$    11,492   $    3,906   $   21,244   $      --   $      224   $            --   $     50,345   $               --
    307,827       44,660       69,651      48,899       55,642                --        (47,831)                  --

    (65,650)     (25,956)     (19,656)     13,205       39,152              (322)      (243,470)                   1
---------------------------------------------------------------------------------------------------------------------
    253,669       22,610       71,239      62,104       95,018              (322)      (240,956)                   1
---------------------------------------------------------------------------------------------------------------------

     66,287        8,220       54,272     331,038       53,527                --      1,160,900                   --
   (144,539)    (115,606)     (38,017)    (25,308)     (12,656)              (23)      (466,663)                  (2)
   (440,573)      64,416     (238,166)     (4,940)     427,802            65,376      5,344,467                  335
---------------------------------------------------------------------------------------------------------------------

   (518,825)     (42,970)    (221,911)    300,790      468,673            65,353      6,038,704                  333
---------------------------------------------------------------------------------------------------------------------
   (265,156)     (20,360)    (150,672)    362,894      563,691            65,031      5,797,748                  334
---------------------------------------------------------------------------------------------------------------------
  2,066,318      583,364      606,610     329,833      211,180                --      8,132,133                   --
---------------------------------------------------------------------------------------------------------------------
$ 1,801,162   $  563,004   $  455,938   $ 692,727   $  774,871   $        65,031   $ 13,929,881   $              334
=====================================================================================================================

                                                                              91

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                                                       PIMCO
                                                                                                                      VARIABLE
                                                                  NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)           TRUST
                                                            -----------------------------------------------------   ------------

                                                                                         JNF
                                                                                        LOOMIS           JNF
                                                                JNF         JNF         SAYLES          MONEY           ALL
                                                             BALANCED      EQUITY      BOND (I)*        MARKET         ASSET
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $    6,736   $   4,631   $      8,972   $      11,601   $   712,474
Expenses:
   Mortality and expense risk fees ......................          624       2,839             --           3,883            --
--------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................        6,112       1,792          8,972           7,718       712,474
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................       21,353     (36,278)      (881,108)             --       678,633
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............           --          --      1,314,929              --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............           --          --             --              --            --
--------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................       21,353     (36,278)       433,821              --       678,633
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................        6,770     161,705       (474,175)             --      (262,630)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $   34,235   $ 127,219   $    (31,382)  $       7,718   $ 1,128,477
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                                                                       PIMCO
                                                                                                                      VARIABLE
                                                                  NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)           TRUST
                                                            -----------------------------------------------------   ------------
                                                                                         JNF
                                                                                        LOOMIS           JNF
                                                                JNF         JNF         SAYLES          MONEY           ALL
                                                             BALANCED      EQUITY      BOND (I)*        MARKET         ASSET
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ......................   $    6,112   $   1,792   $      8,972   $       7,718   $   712,474
   Net realized gain (loss) on investments in
      portfolio shares ..................................       21,353     (36,278)       433,821              --       678,633
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................        6,770     161,705       (474,175)             --      (262,630)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................       34,235     127,219        (31,382)          7,718     1,128,477
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..           39          --             (1)     73,353,141     1,340,277
   Contract redemptions .................................      (81,017)    (10,538)       (10,764)    (12,813,324)     (473,294)
   Net transfers ........................................     (222,343)    109,801     (8,111,788)    (26,868,292)    2,309,096
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................     (303,321)     99,263     (8,122,553)     33,671,525     3,176,079
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........     (269,086)    226,482     (8,153,935)     33,679,243     4,304,556
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................      488,003     481,591      8,153,935      53,987,334     5,620,726
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $  218,917   $ 708,073   $         --   $  87,666,577   $ 9,925,282
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                PIMCO VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                              FOREIGN
 COMMODITY-     EMERGING        BOND        FOREIGN        GLOBAL       GLOBAL                          LONG
 REALRETURN     MARKETS      US DOLLAR        BOND          BOND      MULTI-ASSET        HIGH         TERM US          LOW
  STRATEGY        BOND         HEDGED      UN HEDGED      UNHEDGED      ADM (T)*        YIELD        GOVERNMENT     DURATION
-------------------------------------------------------------------------------------------------------------------------------

$   626,304   $   442,117   $    94,396   $    24,306   $    66,988   $     2,482   $   2,319,578   $    74,561   $    178,481

         --            --            --            --            --            --              --            --             --
-------------------------------------------------------------------------------------------------------------------------------
    626,304       442,117        94,396        24,306        66,988         2,482       2,319,578        74,561        178,481
-------------------------------------------------------------------------------------------------------------------------------

    273,002       972,216       341,749        84,767       208,215            --       4,796,434       125,604         14,391

    129,484            --        72,690        10,101        42,337            --              --        27,146         38,211

         --            --        13,753            --         8,467            --              --            --             --
-------------------------------------------------------------------------------------------------------------------------------
    402,486       972,216       428,192        94,868       259,019            --       4,796,434       152,750         52,602
-------------------------------------------------------------------------------------------------------------------------------

  (103,270)      (133,849)     (142,141)        6,444       151,367          (178)     (1,900,242)       68,587        312,829
-------------------------------------------------------------------------------------------------------------------------------
$   925,520   $ 1,280,484   $   380,447   $   125,618   $   477,374   $     2,304   $   5,215,770   $   295,898   $    543,912
===============================================================================================================================

===============================================================================================================================

                                                PIMCO VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                              FOREIGN
 COMMODITY-     EMERGING        BOND        FOREIGN        GLOBAL       GLOBAL                          LONG
 REALRETURN     MARKETS      US DOLLAR        BOND          BOND      MULTI-ASSET        HIGH         TERM US         LOW
  STRATEGY        BOND         HEDGED      UN HEDGED      UNHEDGED      ADM (T)*        YIELD        GOVERNMENT     DURATION
-------------------------------------------------------------------------------------------------------------------------------

$   626,304   $   442,117   $    94,396   $    24,306   $    66,988   $     2,482   $   2,319,578   $    74,561   $    178,481
    402,486       972,216       428,192        94,868       259,019            --       4,796,434       152,750         52,602

   (103,270)     (133,849)     (142,141)        6,444       151,367          (178)     (1,900,242)       68,587        312,829
-------------------------------------------------------------------------------------------------------------------------------
    925,520     1,280,484       380,447       125,618       477,374         2,304       5,215,770       295,898        543,912
-------------------------------------------------------------------------------------------------------------------------------

    376,335       977,739       250,573       160,975       171,869            (1)      1,411,629        85,678      2,376,415
   (106,964)     (374,907)      (99,081)     (116,299)     (142,370)           (7)     (1,676,854)      (34,202)      (846,447)
  3,788,631       222,051       841,067       228,036      (208,611)      155,576     (10,863,311)     (619,111)     1,363,096
-------------------------------------------------------------------------------------------------------------------------------

  4,058,002       824,883       992,559       272,712      (179,112)      155,568     (11,128,536)     (567,635)     2,893,064
-------------------------------------------------------------------------------------------------------------------------------
  4,983,522     2,105,367     1,373,006       398,330       298,262       157,872      (5,912,766)     (271,737)     3,436,976
-------------------------------------------------------------------------------------------------------------------------------
  2,967,602     3,921,427     1,745,379       920,707     1,906,654            --      39,168,554     1,423,056      7,676,400
-------------------------------------------------------------------------------------------------------------------------------
$ 7,951,124   $ 6,026,794   $ 3,118,385   $ 1,319,037   $ 2,204,916   $   157,872   $  33,255,788   $ 1,151,319   $ 11,113,376
===============================================================================================================================

                                                                              93

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                                                         PIONEER VARIABLE
                                                             PIMCO VARIABLE TRUST (CONTINUED)            CONTRACTS TRUST
                                                          ---------------------------------------   --------------------------
                                                             REAL         SHORT-         TOTAL                      CULLEN
                                                            RETURN        TERM          RETURN        BOND           VALUE
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ............................................  $    197,836  $    62,560   $ 1,176,673   $   229,624   $     7,122
Expenses:
   Mortality and expense risk fees .....................         1,281           --            41            --            --
------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .................       196,555       62,560     1,176,632       229,624         7,122
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...................       434,631       81,619     1,419,445       105,065        41,131
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ............................................       109,864        6,487     1,457,215            --            --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ............................................        10,990        5,353        90,663            --            --
------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..............................       555,485       93,459     2,967,323       105,065        41,131
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..............................................        36,964        1,024      (562,289)      (15,273)       81,106
------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ....................................  $    789,004  $   157,043   $ 3,581,666   $   319,416   $   129,359
==============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

==============================================================================================================================

                                                                                                         PIONEER VARIABLE
                                                               PIMCO VARIABLE TRUST (CONTINUED)          CONTRACTS TRUST
                                                          ---------------------------------------   --------------------------
                                                             REAL         SHORT-        TOTAL                       CULLEN
                                                            RETURN        TERM          RETURN         BOND         VALUE
------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .....................  $    196,555  $    62,560  $  1,176,632   $   229,624   $     7,122
   Net realized gain (loss) on investments in
     portfolio shares ..................................       555,485       93,459     2,967,323       105,065        41,131
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ............................................        36,964        1,024      (562,289)      (15,273)       81,106
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ......................................       789,004      157,043     3,581,666       319,416       129,359
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .........................................     1,576,620    1,760,526     5,215,410     1,124,996       264,257
   Contract redemptions ................................      (837,617)    (566,684)   (2,418,245)     (113,921)      (58,412)
   Net transfers .......................................     1,772,156     (964,843)    7,766,316     1,502,686      (149,639)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...................     2,511,159      228,999    10,563,481     2,513,761        56,206
------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...........     3,300,163      386,042    14,145,147     2,833,177       185,565
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................    10,559,895    5,961,248    34,892,352     1,859,393     1,204,115
------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................  $ 13,860,058  $ 6,347,290  $ 49,037,499   $ 4,692,570   $ 1,389,680
==============================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                        PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                     PROFUNDS VP
-----------------------------------------------------------------------------------------------  ---------------------------
                                                                                                   ACCESS
EMERGING       EQUITY                       HIGH          MID CAP        MONEY       STRATEGIC     VP HIGH
 MARKETS       INCOME          FUND         YIELD         VALUE          MARKET       INCOME       YIELD (A)*  ASIA 30 (A)*
----------------------------------------------------------------------------------------------------------------------------

$     6,046  $     34,819  $     14,060  $    126,991  $      20,412   $      --  $     550,406  $     22,459  $         --

         --           158            --            --             --          --             --            --            --
----------------------------------------------------------------------------------------------------------------------------
      6,046        34,661        14,060       126,991         20,412          --        550,406        22,459            --
----------------------------------------------------------------------------------------------------------------------------

     14,607       (60,452)      113,456       756,290         89,647          --        680,373      (129,304)      135,526

         --            --            --            --             --          --             --            --            --

         --            --            --            --             --          --             --            --            --
----------------------------------------------------------------------------------------------------------------------------
     14,607       (60,452)      113,456       756,290         89,647          --        680,373      (129,304)      135,526
----------------------------------------------------------------------------------------------------------------------------

    261,963       349,093        55,658      (548,191)       269,691          --         26,427         9,282        (4,626)
----------------------------------------------------------------------------------------------------------------------------
$   282,616  $    323,302  $    183,174  $    335,090  $     379,750   $      --  $   1,257,206  $    (97,563) $    130,900
============================================================================================================================

============================================================================================================================

                       PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                    PROFUNDS VP
-----------------------------------------------------------------------------------------------  ---------------------------
                                                                                                   ACCESS
EMERGING       EQUITY                       HIGH          MID CAP        MONEY       STRATEGIC     VP HIGH
 MARKETS       INCOME          FUND         YIELD         VALUE          MARKET       INCOME       YIELD (A)*  ASIA 30 (A)*
----------------------------------------------------------------------------------------------------------------------------

$     6,046  $     34,661  $     14,060  $    126,991  $      20,412   $      --  $     550,406  $     22,459  $         --
     14,607       (60,452)      113,456       756,290         89,647          --        680,373      (129,304)      135,526

    261,963       349,093        55,658      (548,191)       269,691          --         26,427         9,282        (4,626)
----------------------------------------------------------------------------------------------------------------------------
    282,616       323,302       183,174       335,090        379,750          --      1,257,206       (97,563)      130,900
----------------------------------------------------------------------------------------------------------------------------

    469,969       220,493            (1)      295,376        489,720          --        503,217       (14,998)           --
   (317,448)      (63,770)      (28,478)     (206,122)       (74,914)        (90)      (360,954)     (916,368)     (146,885)
    (62,394)      646,963      (365,735)   (1,080,238)       358,960      (1,976)      (896,631)    2,910,462       930,313
----------------------------------------------------------------------------------------------------------------------------

     90,127       803,686      (394,214)     (990,984)       773,766      (2,066)      (754,368)    1,979,096       783,428
----------------------------------------------------------------------------------------------------------------------------
    372,743     1,126,988      (211,040)     (655,894)     1,153,516      (2,066)       502,838     1,881,533       914,328
----------------------------------------------------------------------------------------------------------------------------
  3,461,971     1,442,100     1,518,138     3,653,190      1,702,989       2,066      7,131,767            --            --
----------------------------------------------------------------------------------------------------------------------------
$ 3,834,714  $  2,569,088  $  1,307,098  $  2,997,296  $   2,856,505   $      --  $   7,634,605  $  1,881,533  $    914,328
============================================================================================================================

                                                                              95

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                    PROFUNDS VP (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                              BASIC
                                                              BANKS (T)*  MATERIALS (A)*  BEAR (A)*  BIOTECHNOLOGY (A)*  BULL (A)*
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $       --  $           --  $      --  $               --  $      --
Expenses:

   Mortality and expense risk fees .........................          --              --         --                  --         --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................          --              --         --                  --         --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................         681           8,499    (91,278)             (1,008)     1,878
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................          --              --         --                  --         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................          --              --         --                  --         --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................         681           8,499    (91,278)             (1,008)     1,878
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................          --          30,393        124              (2,101)     9,355
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $      681  $       38,892  $ (91,154) $           (3,109) $  11,233
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                    PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              BASIC
                                                              BANKS (T)*  MATERIALS (A)*  BEAR (A)*  BIOTECHNOLOGY (A)*  BULL (A)*
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $       --  $           --  $      --  $               --  $       --
   Net realized gain (loss) on investments in portfolio
     shares ................................................         681           8,499    (91,278)             (1,008)      1,878
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................          --          30,393        124              (2,101)      9,355
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................         681          38,892    (91,154)             (3,109)     11,233
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....          --          81,768         (1)                  2      74,377
   Contract redemptions ....................................          --          (2,101)   (10,826)               (156)    (29,251)
   Net transfers ...........................................        (681)        429,262    186,007             204,390   1,696,798
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................        (681)        508,929    175,180             204,236   1,741,924
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............          --         547,821     84,026             201,127   1,753,157
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................          --              --         --                  --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $       --  $      547,821  $  84,026  $          201,127  $1,753,157
====================================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                 PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER     CONSUMER       EMERGING       EUROPE        FALLING                        HEALTH                        INTERNATIONAL
GOODS(A)*    SERVICES (T)* MARKETS (A)*     30 (A)*     US DOLL (T)*   FINANCIALS (A)*  CARE (A)*   INDUSTRIALS (A)*       (A)*
------------------------------------------------------------------------------------------------------------------------------------

$        --  $         --  $         --  $         32  $          --   $            --  $      --   $             --  $          --

         --            --            --            --             --                --         --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
         --            --            --            32             --                --         --                 --             --
------------------------------------------------------------------------------------------------------------------------------------

      2,827           (17)       64,227       (20,898)            --              (194)     1,358            (34,336)        25,909

         --            --            --            --             --                --         --                 --             --

         --            --            --            --             --                --         --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
      2,827           (17)       64,227       (20,898)            --              (194)     1,358            (34,336)        25,909
------------------------------------------------------------------------------------------------------------------------------------

      3,544            29        22,943         3,110            156                21        426                (77)        11,607
------------------------------------------------------------------------------------------------------------------------------------
$     6,371  $         12  $     87,170  $    (17,756) $         156   $          (173) $   1,784   $        (34,413) $      37,516
====================================================================================================================================

====================================================================================================================================

                                                 PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER     CONSUMER       EMERGING       EUROPE        FALLING                        HEALTH                        INTERNATIONAL
GOODS(A)*    SERVICES (T)* MARKETS (A)*     30 (A)*     US DOLL (T)*   FINANCIALS (A)*  CARE (A)*   INDUSTRIALS (A)*       (A)*
------------------------------------------------------------------------------------------------------------------------------------

$        --  $         --  $         --  $         32  $          --   $            --  $      --   $         --      $          --
      2,827           (17)       64,227       (20,898)            --              (194)     1,358        (34,336)            25,909

      3,544            29        22,943         3,110            156                21        426            (77)            11,607
------------------------------------------------------------------------------------------------------------------------------------
      6,371            12        87,170       (17,756)           156              (173)     1,784        (34,413)            37,516
------------------------------------------------------------------------------------------------------------------------------------

     67,823            --         1,458            --             --                --     67,823         59,680             57,567
     (1,336)           --      (158,431)         (463)            (1)               (9)      (211)          (290)           (10,056)
     57,173         7,641     1,242,597       245,870         15,127             1,757        535        172,570            583,227
------------------------------------------------------------------------------------------------------------------------------------

    123,660         7,641     1,085,624       245,407         15,126             1,748     68,147        231,960            630,738
------------------------------------------------------------------------------------------------------------------------------------
    130,031         7,653     1,172,794       227,651         15,282             1,575     69,931        197,547            668,254
------------------------------------------------------------------------------------------------------------------------------------
         --            --            --            --             --                --         --             --                 --
------------------------------------------------------------------------------------------------------------------------------------
$   130,031  $      7,653  $  1,172,794  $    227,651  $      15,282   $         1,575  $  69,931   $    197,547      $     668,254
====================================================================================================================================

                                                                              97

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                              PROFUNDS VP (CONTINUED)
                                                       ---------------------------------------------------------------------
                                                                                     LARGE-CAP     LARGE-CAP
                                                       INTERNET (T)*   JAPAN (A)*   GROWTH (A)*   VALUE (A)*   MID-CAP (A)*
----------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ........................................   $          --   $       --   $        --   $       --   $         --
Expenses:
   Mortality and expense risk fees .................              --           --            --           --             --
----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........              --           --            --           --             --
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............           2,675       (1,380)       (1,413)     (66,913)        (8,855)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ........................................              --           --            --           --             --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ........................................              --           --            --           --             --
----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
           in portfolio shares .....................           2,675       (1,380)       (1,413)     (66,913)        (8,855)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................            (137)       1,903         7,079        1,453           (422)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations .........................   $       2,538   $      523   $     5,666   $  (65,460)  $     (9,277)
============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                              PROFUNDS VP (CONTINUED)
                                                       ---------------------------------------------------------------------
                                                                                     LARGE-CAP     LARGE-CAP
                                                       INTERNET (T)*   JAPAN (A)*   GROWTH (A)*   VALUE (A)*   MID-CAP (A)*
----------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................   $          --   $       --   $        --   $       --   $         --
   Net realized gain (loss) on investments in
     portfolio shares ..............................           2,675       (1,380)       (1,413)     (66,913)        (8,855)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................            (137)       1,903         7,079        1,453           (422)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .................................           2,538          523         5,666      (65,460)        (9,277)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................           4,765           --            --       20,447         53,499
   Contract redemptions ............................             (16)        (140)       (1,539)         (45)          (418)
   Net transfers ...................................         132,214      109,610       428,493       66,914         38,182
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ..............         136,963      109,470       426,954       87,316         91,263
----------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ......         139,501      109,993       432,620       21,856         81,986
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................              --           --            --           --             --
----------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...............   $     139,501   $  109,993   $   432,620   $   21,856   $     81,986
============================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                      PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       RISING
  MID-CAP     MID-CAP       MONEY                        OIL &                            PRECIOUS      REAL            RATES
GROWTH (A)*  VALUE (A)*  MARKET (T)*  NASDAQ-100 (A)*   GAS (A)*  PHARMACEUTICALS (A)*  METALS (A)*  ESTATE (A)*  OPPORTUNITY (A)*
-----------------------------------------------------------------------------------------------------------------------------------

$        --  $       --  $        10  $            --  $      --  $                 --  $        --  $     4,217  $             --

         --          --           --               --         --                    --           --           --                --
-----------------------------------------------------------------------------------------------------------------------------------
         --          --           10               --         --                    --           --        4,217                --
-----------------------------------------------------------------------------------------------------------------------------------

    127,246      (8,588)          --           81,338     (1,266)                  246       66,118       26,055            18,137

         --          --           --               --         --                    --           --           --                --

         --          --           --               --         --                    --           --           --                --
-----------------------------------------------------------------------------------------------------------------------------------
    127,246      (8,588)          --           81,338     (1,266)                  246       66,118       26,055            18,137
-----------------------------------------------------------------------------------------------------------------------------------

     39,477         200           --           18,768     12,819                    13       38,815          (31)          (12,168)
-----------------------------------------------------------------------------------------------------------------------------------
$   166,723  $   (8,388) $        10  $       100,106  $  11,553  $                259  $   104,933  $    30,241  $          5,969
===================================================================================================================================

===================================================================================================================================

                                                      PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       RISING
  MID-CAP     MID-CAP       MONEY                        OIL &                            PRECIOUS      REAL            RATES
GROWTH (A)*  VALUE (A)*  MARKET (T)*  NASDAQ-100 (A)*   GAS (A)*  PHARMACEUTICALS (A)*  METALS (A)*  ESTATE (A)*  OPPORTUNITY (A)*
-----------------------------------------------------------------------------------------------------------------------------------

$        --  $       --  $        10  $            --  $      --  $                 --  $        --  $     4,217  $             --
    127,246      (8,588)          --           81,338     (1,266)                  246       66,118       26,055            18,137

     39,477         200           --           18,768     12,819                    13       38,815          (31)          (12,168)
-----------------------------------------------------------------------------------------------------------------------------------
    166,723      (8,388)          10          100,106     11,553                   259      104,933       30,241             5,969
-----------------------------------------------------------------------------------------------------------------------------------

      7,386       2,619           (3)           3,000     20,435                    --       50,521       35,341            79,262
    (93,422)    (12,030)        (698)          (3,027)      (284)                   (5)      (1,748)        (347)           (2,492)
  2,208,595      20,613      389,861        1,246,771    326,835                 3,126      647,791      (49,495)          353,526
-----------------------------------------------------------------------------------------------------------------------------------

  2,122,559      11,202      389,160        1,246,744    346,986                 3,121      696,564      (14,501)          430,296
-----------------------------------------------------------------------------------------------------------------------------------
  2,289,282       2,814      389,170        1,346,850    358,539                 3,380      801,497       15,740           436,265
-----------------------------------------------------------------------------------------------------------------------------------
         --          --           --               --         --                    --           --           --                --
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,289,282  $    2,814  $   389,170  $     1,346,850  $ 358,539  $              3,380  $   801,497  $    15,740  $        436,265
===================================================================================================================================

                                                                              99

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                 PROFUNDS VP (CONTINUED)
                                                       ----------------------------------------------------------------------------
                                                                           SHORT         SHORT
                                                            SEMI-        EMERGING        INTER-         SHORT           SHORT
                                                       CONDUCTOR (T)*  MARKETS (T)*  NATIONAL (T)*  MID-CAP (T)*   NASDAQ-100 (A)*
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ........................................   $           --  $         --  $          --  $         --   $            --
Expenses:
   Mortality and expense risk fees .................               --            --             --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........               --            --             --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............             (476)          355            (32)           --           (64,194)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ........................................               --            --             --            --                --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ........................................               --            --             --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
           in portfolio shares .....................             (476)          355            (32)           --           (64,194)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................             (811)       (1,219)           (31)           (4)              362
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations .........................   $       (1,287) $       (864) $         (63) $         (4)  $       (63,832)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                 PROFUNDS VP (CONTINUED)
                                                       ----------------------------------------------------------------------------
                                                                           SHORT         SHORT
                                                            SEMI-        EMERGING        INTER-         SHORT           SHORT
                                                       CONDUCTOR (T)*  MARKETS (T)*  NATIONAL (T)*  MID-CAP (T)*   NASDAQ-100 (A)*
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................   $           --  $         --  $          --  $          --  $            --
   Net realized gain (loss) on investments in
     portfolio shares ..............................             (476)          355            (32)            --          (64,194)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................             (811)       (1,219)           (31)            (4)             362
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .................................           (1,287)         (864)           (63)            (4)         (63,832)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................               --            --             --             --            1,799
   Contract redemptions ............................              (24)           (9)            --             --           (1,515)
   Net transfers ...................................           92,253       365,704          1,530            440          133,724
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..............           92,229       365,695          1,530            440          134,008
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....           90,942       364,831          1,467            436           70,176
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................               --            --             --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...............   $       90,942  $    364,831  $       1,467  $         436  $        70,176
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                      PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            U.S.
     SHORT          SMALL     SMALL-CAP     SMALL-CAP                    GOVERNMENT                    ULTRAMID-        ULTRA-
SMALL-CAP (A)*    CAP (T)*   GROWTH (A)*   VALUE (A)*   TECHNOLOGY (A)*   PLUS (A)*   ULTRABULL (A)*    CAP (A)*   NASDAQ-100 (A)*
-----------------------------------------------------------------------------------------------------------------------------------

$           --   $      --   $        --   $       --   $            --  $    1,604   $           --   $      --   $            --

            --          --            --           --                --          --               --          --                --
-----------------------------------------------------------------------------------------------------------------------------------
            --          --            --           --                --       1,604               --          --                --
-----------------------------------------------------------------------------------------------------------------------------------

        (7,757)      3,155        31,773        3,883             1,054      29,292           36,415        (132)          (13,964)

            --          --            --           --                --          --               --          --                --

            --          --            --           --                --          --               --          --                --
-----------------------------------------------------------------------------------------------------------------------------------
        (7,757)      3,155        31,773        3,883             1,054      29,292           36,415        (132)          (13,964)
-----------------------------------------------------------------------------------------------------------------------------------

        (1,120)     (2,658)       40,617       14,831               131       2,809                1         (42)              (15)
-----------------------------------------------------------------------------------------------------------------------------------
$       (8,877)  $     497   $    72,390   $   18,714   $         1,185  $   33,705   $       36,416   $    (174)  $       (13,979)
===================================================================================================================================

===================================================================================================================================

                                                      PROFUNDS VP (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            U.S.
     SHORT          SMALL     SMALL-CAP     SMALL-CAP                    GOVERNMENT                    ULTRAMID-        ULTRA-
SMALL-CAP (A)*    CAP (T)*   GROWTH (A)*   VALUE (A)*   TECHNOLOGY (A)*   PLUS (A)*   ULTRABULL (A)*    CAP (A)*   NASDAQ-100 (A)*
-----------------------------------------------------------------------------------------------------------------------------------

$           --   $      --   $        --   $       --   $            --  $    1,604   $           --   $      --   $            --
        (7,757)      3,155        31,773        3,883             1,054      29,292           36,415        (132)          (13,964)
        (1,120)     (2,658)       40,617       14,831               131       2,809                1         (42)              (15)
-----------------------------------------------------------------------------------------------------------------------------------
        (8,877)        497        72,390       18,714             1,185      33,705           36,416        (174)          (13,979)
-----------------------------------------------------------------------------------------------------------------------------------

        11,488          --        17,345        9,888                --      14,393           25,000          --                --
           (45)        (30)       (2,284)        (596)             (107)     (7,418)            (688)        (24)             (426)
         8,395     377,037     1,305,207      132,985            15,146      38,371          (34,229)     44,963            26,409
-----------------------------------------------------------------------------------------------------------------------------------

        19,838     377,007     1,320,268      142,277            15,039      45,346           (9,917)     44,939            25,983
-----------------------------------------------------------------------------------------------------------------------------------
        10,961     377,504     1,392,658      160,991            16,224      79,051           26,499      44,765            12,004
-----------------------------------------------------------------------------------------------------------------------------------
            --          --            --           --                --          --               --          --                --
-----------------------------------------------------------------------------------------------------------------------------------
$       10,961   $ 377,504   $ 1,392,658   $  160,991   $        16,224  $   79,051   $       26,499   $  44,765   $        12,004
===================================================================================================================================

                                                                             101

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                    PROFUNDS VP (CONTINUED)             PUTNAM VARIABLE TRUST (T)*
                                                       -----------------------------------------------  ---------------------------
                                                                                                          AMERICAN
                                                          ULTRASHORT        ULTRA-                      GOVERNMENT     DIVERSIFIED
                                                       NASDAQ-100 (T)*  SMALL-CAP (A)*  UTILITIES (A)*     INCOME        INCOME
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..............................   $            --  $           --  $           --  $        --   $         --
Expenses:
   Mortality and expense risk fees .................                --              --              --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........                --              --              --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............            (1,445)        (23,579)          3,163           --        (59,610)
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ........................................                --              --              --           --             --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ........................................                --              --              --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
           in portfolio shares .....................            (1,445)        (23,579)          3,163           --        (59,610)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................                --          (1,189)            477          484         16,187
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ........................   $        (1,445) $      (24,768) $        3,640  $       484   $    (43,423)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                    PROFUNDS VP (CONTINUED)             PUTNAM VARIABLE TRUST (T)*
                                                       -----------------------------------------------  ---------------------------
                                                                                                          AMERICAN
                                                          ULTRASHORT        ULTRA-                      GOVERNMENT     DIVERSIFIED
                                                       NASDAQ-100 (T)*  SMALL-CAP (A)*  UTILITIES (A)*     INCOME        INCOME
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................   $            --  $           --  $           --  $        --   $         --
   Net realized gain (loss) on investments in
     portfolio shares ..............................            (1,445)        (23,579)          3,163           --        (59,610)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares.........................................                --          (1,189)            477          484         16,187
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .................................            (1,445)        (24,768)          3,640          484        (43,423)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................                --           5,411          67,822           (7)            --
   Contract redemptions ............................                --             (78)           (388)         (18)          (798)
   Net transfers ...................................             1,445          89,488          (2,026)     200,416      3,096,192
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..............             1,445          94,821          65,408      200,391      3,095,394
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........                --          70,053          69,048      200,875      3,051,971
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................                --              --              --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................   $            --  $       70,053  $       69,048  $   200,875   $  3,051,971
===================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================

                                                                                                   ROYCE
                        PUTNAM VARIABLE TRUST (CONTINUED) (T)*                                  CAPITAL FUND
--------------------------------------------------------------------------------------   --------------------------
              GLOBAL
 EQUITY        ASSET         HIGH                                 MULTI-CAP
 INCOME     ALLOCATION      YIELD         INCOME      INVESTORS     VALUE      VOYAGER    MICRO-CAP     SMALL-CAP
-------------------------------------------------------------------------------------------------------------------

$      --   $       --   $         --   $        --   $      --   $      --   $     --   $    62,352   $     6,561

       --           --             --            --          --          --         --           819         1,335
-------------------------------------------------------------------------------------------------------------------
       --           --             --            --          --          --         --        61,533         5,226
-------------------------------------------------------------------------------------------------------------------

       --           --          4,065            --          --          --         --       277,506       339,626

       --           --             --            --          --          --         --            --            --

       --           --             --            --          --          --         --            --            --
-------------------------------------------------------------------------------------------------------------------
       --           --          4,065            --          --          --         --       277,506       339,626
-------------------------------------------------------------------------------------------------------------------

    2,847          242        123,027         5,509         298         (88)       255       309,130       676,074
-------------------------------------------------------------------------------------------------------------------
$   2,847   $      242   $    127,092   $     5,509   $     298   $     (88)  $    255   $   648,169   $ 1,020,926
===================================================================================================================

===================================================================================================================

                                                                                                   ROYCE
                        PUTNAM VARIABLE TRUST (CONTINUED) (T)*                                  CAPITAL FUND
--------------------------------------------------------------------------------------   --------------------------
              GLOBAL
 EQUITY        ASSET         HIGH                                 MULTI-CAP
 INCOME     ALLOCATION      YIELD         INCOME      INVESTORS     VALUE      VOYAGER    MICRO-CAP     SMALL-CAP
-------------------------------------------------------------------------------------------------------------------

$      --   $       --   $         --   $        --   $      --   $      --   $     --   $    61,533   $     5,226
       --           --          4,065            --          --          --         --       277,506       339,626

    2,847          242        123,027         5,509         298         (88)       255       309,130       676,074
-------------------------------------------------------------------------------------------------------------------
    2,847          242        127,092         5,509         298         (88)       255       648,169     1,020,926
-------------------------------------------------------------------------------------------------------------------

       --           --             15            --      21,241          --         --       356,855       695,175
      (35)         (10)        (2,820)          (15)        (20)         (4)        (6)     (180,654)     (258,411)
  163,177      119,729     12,365,501     2,289,552          --      56,827     96,323      (157,005)      526,795
-------------------------------------------------------------------------------------------------------------------

  163,142      119,719     12,362,696     2,289,537      21,221      56,823     96,317        19,196       963,559
-------------------------------------------------------------------------------------------------------------------
  165,989      119,961     12,489,788     2,295,046      21,519      56,735     96,572       667,365     1,984,485
-------------------------------------------------------------------------------------------------------------------
       --           --             --            --          --          --         --     3,102,497     4,439,842
-------------------------------------------------------------------------------------------------------------------
$ 165,989   $  119,961   $ 12,489,788   $ 2,295,046   $  21,519   $  56,735   $ 96,572   $ 3,769,862   $ 6,424,327
===================================================================================================================

                                                                             103

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                         RYDEX VARIABLE TRUST
                                                                    ----------------------------------------------------------------

                                                                                   BASIC                   COMMODITIES    CONSUMER
                                                                      BANKING    MATERIALS  BIOTECHNOLOGY   STRATEGY      PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........   $   11,620  $   12,189   $       --    $        --  $    14,874
Expenses:
   Mortality and expense risk fees ..............................           --         138           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................       11,620      12,051           --             --       14,874
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................      107,692      50,882      (31,141)         1,205      120,155
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --          --           --             --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................           --          --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
             portfolio shares ...................................      107,692      50,882      (31,141)         1,205      120,155
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................       50,640     243,850       27,660         15,495       20,043
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..   $  169,952  $  306,783   $   (3,481)   $    16,700  $   155,072
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                         RYDEX VARIABLE TRUST
                                                                    ----------------------------------------------------------------

                                                                                   BASIC                   COMMODITIES    CONSUMER
                                                                      BANKING    MATERIALS  BIOTECHNOLOGY   STRATEGY      PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............................   $   11,620  $   12,051   $       --    $        --  $    14,874
   Net realized gain (loss) on investments in portfolio shares ..      107,692      50,882      (31,141)         1,205      120,155
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................       50,640     243,850       27,660         15,495       20,043
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....      169,952     306,783       (3,481)        16,700      155,072
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........          601     123,538       21,295          4,703       19,999
   Contract redemptions .........................................      (10,035)    (79,091)     (46,459)       (92,054)    (137,657)
   Net transfers ................................................      624,605   1,465,341      736,481        538,174      424,780
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................      615,171   1,509,788      711,317        450,823      307,122
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      785,123   1,816,571      707,836        467,523      462,194
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      310,309   1,304,960      571,551        307,286      569,882
------------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ..........................   $1,095,432  $3,121,531   $1,279,387    $   774,809  $ 1,032,076
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                    GOVERNMENT
  DOW 2X                                     ENERGY     EUROPE 1.25X   FINANCIAL     LONG BOND       HEALTH
 STRATEGY    ELECTRONICS      ENERGY        SERVICES      STRATEGY     SERVICES    1.2X STRATEGY      CARE       INTERNET
----------------------------------------------------------------------------------------------------------------------------

$    2,799   $        --   $      6,109   $        --   $     15,688   $   1,753    $  151,178     $   1,713   $         --

        57            --            393           134              2           1            51            --             --
----------------------------------------------------------------------------------------------------------------------------
     2,742            --          5,716          (134)        15,686       1,752       151,127         1,713             --
----------------------------------------------------------------------------------------------------------------------------

    66,473       (77,298)        88,632        (2,038)      (215,352)     (2,630)       97,071        33,590        187,616

        --       169,396             --            --             --          --            --            --             --

        --            --             --            --             --          --            --            --             --
----------------------------------------------------------------------------------------------------------------------------
    66,473        92,098         88,632        (2,038)      (215,352)     (2,630)       97,071        33,590        187,616
----------------------------------------------------------------------------------------------------------------------------

    46,713       (82,250)       108,942       278,432         (2,340)      6,182           756       (21,691)        26,783
----------------------------------------------------------------------------------------------------------------------------
$  115,928   $     9,848   $    203,290   $   276,260   $   (202,006)  $   5,304    $  248,954     $  13,612   $    214,399
============================================================================================================================

============================================================================================================================

                                             RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                    GOVERNMENT
  DOW 2X                                     ENERGY     EUROPE 1.25X   FINANCIAL     LONG BOND       HEALTH
 STRATEGY    ELECTRONICS      ENERGY        SERVICES      STRATEGY     SERVICES    1.2X STRATEGY      CARE       INTERNET
----------------------------------------------------------------------------------------------------------------------------

$    2,742   $        --   $      5,716   $      (134)  $     15,686   $   1,752    $  151,127     $   1,713   $         --
    66,473        92,098         88,632        (2,038)      (215,352)     (2,630)       97,071        33,590        187,616

    46,713       (82,250)       108,942       278,432         (2,340)      6,182           756       (21,691)        26,783
----------------------------------------------------------------------------------------------------------------------------
   115,928         9,848        203,290       276,260       (202,006)      5,304       248,954        13,612        214,399
----------------------------------------------------------------------------------------------------------------------------

   111,184            (1)       167,085       136,321         86,992      20,094       425,947        12,515         10,637
   (42,097)      (35,137)       (65,647)     (173,404)       (65,328)    (55,198)     (727,428)      (27,414)      (155,222)
  (327,554)      388,186      1,108,039     1,658,200        (66,629)    684,864      (122,354)     (215,588)       985,319
----------------------------------------------------------------------------------------------------------------------------

  (258,467)      353,048      1,209,477     1,621,117        (44,965)    649,760      (423,835)     (230,487)       840,734
----------------------------------------------------------------------------------------------------------------------------
  (142,539)      362,896      1,412,767     1,897,377       (246,971)    655,064      (174,881)     (216,875)     1,055,133
----------------------------------------------------------------------------------------------------------------------------
   614,191       385,575        765,886     1,270,081        506,264     102,180       585,614       974,190        565,738
----------------------------------------------------------------------------------------------------------------------------
$  471,652   $   748,471   $  2,178,653   $ 3,167,458   $    259,293   $ 757,244    $  410,733     $ 757,315   $  1,620,871
============================================================================================================================

                                                                             105

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                   INVERSE                                 INVERSE
                                                                     INVERSE      GOVERNMENT    INVERSE       INVERSE      RUSSELL
                                                                     DOW 2X       LONG BOND     MID-CAP    NASDAQ-100(R)     2000
                                                                    STRATEGY       STRATEGY    STRATEGY       STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........  $        --   $        --   $      --    $       --    $      --
Expenses:
   Mortality and expense risk fees ..............................           77            78          --           117           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................          (77)          (78)         --          (117)          --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................     (677,606)     (126,753)    (61,503)     (176,119)    (201,148)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --            --          --            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................           --            --          --            --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................     (677,606)     (126,753)    (61,503)     (176,119)    (201,148)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      (21,578)       (5,263)        (31)        4,414       (6,207)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $  (699,261)  $  (132,094)  $ (61,534)   $ (171,822)   $(207,355)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                   INVERSE                                 INVERSE
                                                                     INVERSE      GOVERNMENT    INVERSE       INVERSE      RUSSELL
                                                                     DOW 2X       LONG BOND     MID-CAP    NASDAQ-100(R)     2000
                                                                    STRATEGY       STRATEGY    STRATEGY       STRATEGY     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............................  $       (77)  $       (78)  $      --    $     (117)   $      --
   Net realized gain (loss) on investments in portfolio shares ..     (677,606)     (126,753)    (61,503)     (176,119)    (201,148)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................      (21,578)       (5,263)        (31)        4,414       (6,207)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....     (699,261)     (132,094)    (61,534)     (171,822)    (207,355)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........        5,936         1,191      11,614           557        3,539
   Contract redemptions .........................................      (77,703)     (387,202)     (1,699)      (13,049)      (7,771)
   Net transfers ................................................    1,295,504    (4,248,930)     68,288        33,077     (163,359)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................    1,223,737    (4,634,941)     78,203        20,585     (167,591)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      524,476    (4,767,035)     16,669      (151,237)    (374,946)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    1,002,231     5,664,851      13,166       508,847      529,492
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........................  $ 1,526,707   $   897,816   $  29,835    $  357,610    $ 154,546
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
 INVERSE                                              MULTI-CAP
 S&P 500      JAPAN 2X                MID CAP 1.5X       CORE       NASDAQ-100(R)                                  PRECIOUS
 STRATEGY     STRATEGY     LEISURE      STRATEGY      EQUITY (J)     2X STRATEGY    NASDAQ-100(R)      NOVA         METALS
------------------------------------------------------------------------------------------------------------------------------

$       --   $       --   $     936   $         --   $         --    $        --    $          --   $     4,663   $       233

        --           --           4            207             --             64              366            46            38
------------------------------------------------------------------------------------------------------------------------------
        --           --         932           (207)            --            (64)            (366)        4,617           195
------------------------------------------------------------------------------------------------------------------------------

  (226,877)     (26,856)     13,276        155,469             64        740,571          135,121       489,329       464,391

        --           --          --             --             --             --               --            --            --

        --           --          --             --             --             --               --            --            --
------------------------------------------------------------------------------------------------------------------------------
  (226,877)     (26,856)     13,276        155,469             64        740,571          135,121       489,329       464,391
------------------------------------------------------------------------------------------------------------------------------

    (3,015)      16,007      (4,198)        32,466            184        (57,080)          77,034       141,910       798,804
------------------------------------------------------------------------------------------------------------------------------
$ (229,892)  $  (10,849)  $  10,010   $    187,728   $        248    $   683,427    $     211,789   $   635,856   $ 1,263,390
==============================================================================================================================

==============================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
 INVERSE                                              MULTI-CAP
 S&P 500      JAPAN 2X                MID CAP 1.5X       CORE       NASDAQ-100(R)                                  PRECIOUS
 STRATEGY     STRATEGY     LEISURE      STRATEGY      EQUITY (J)     2X STRATEGY    NASDAQ-100(R)      NOVA         METALS
------------------------------------------------------------------------------------------------------------------------------

        --   $       --   $     932   $       (207)  $         --    $       (64)   $         (366) $      4,617  $        195
  (226,877)     (26,856)     13,276        155,469             64        740,571           135,121       489,329       464,391

    (3,015)      16,007      (4,198)        32,466            184        (57,080)           77,034       141,910       798,804
-------------------------------------------------------------------------------------------------------------------------------
  (229,892)     (10,849)     10,010        187,728            248        683,427           211,789       635,856     1,263,390
-------------------------------------------------------------------------------------------------------------------------------

   125,502        3,047         609         27,550             --         (1,307)           81,762           (76)      590,627
  (104,406)      (6,486)    (39,932)       (23,153)            --       (119,610)          (65,683)      (26,307)     (402,291)
   (99,935)     413,700     312,172        804,343        (13,303)      (413,837)         (168,157)      453,013     1,558,862
-------------------------------------------------------------------------------------------------------------------------------

   (78,839)     410,261     272,849        808,740        (13,303)      (534,754)         (152,078)      426,630     1,747,198
-------------------------------------------------------------------------------------------------------------------------------
  (308,731)     399,412     282,859        996,468        (13,055)       148,673            59,711     1,062,486     3,010,588
-------------------------------------------------------------------------------------------------------------------------------
   943,766      165,602      66,140        596,515         13,055      3,179,464         2,253,698     1,493,918     3,316,134
-------------------------------------------------------------------------------------------------------------------------------
$  635,035   $  565,014   $ 348,999   $  1,592,983   $         --    $ 3,328,137     $   2,313,409   $ 2,556,404   $ 6,326,722
===============================================================================================================================

                                                                             107

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                                               RUSSELL       RUSSELL
                                                                      REAL                    2000 1.5X      2000 2X     S&P 500 2X
                                                                     ESTATE      RETAILING     STRATEGY     STRATEGY      STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ........  $    53,521   $       --   $       --   $       --   $        --
Expenses:
   Mortality and expense risk fees ..............................           --           --          185           --             4
         Net investment income (expense) ........................       53,521           --         (185)          --            (4)
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................       85,454       (1,769)     150,339      363,194       701,375
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --           --           --           --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................           --           --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................       85,454       (1,769)     150,339      363,194       701,375
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      125,776        2,004       35,471      (32,269)       93,628
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $   264,751   $      235   $  185,625   $  330,925   $   794,999
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------

                                                                                               RUSSELL       RUSSELL
                                                                      REAL                    2000 1.5X      2000 2X      S&P 500 2X
                                                                     ESTATE      RETAILING     STRATEGY     STRATEGY      STRATEGY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............................  $    53,521   $       --   $     (185)  $       --   $        (4)
   Net realized gain (loss) on investments in portfolio shares ..       85,454       (1,769)     150,339      363,194       701,375
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................      125,776        2,004       35,471      (32,269)       93,628
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....      264,751          235      185,625      330,925       794,999
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........    1,099,125       20,687       20,836           --        26,720
   Contract redemptions .........................................     (174,709)      (7,568)     (15,924)     (49,871)     (149,703)
   Net transfers ................................................      714,352      108,627    1,355,055      162,445    (4,969,764)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................    1,638,768      121,746    1,359,967      112,574    (5,092,747)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................    1,903,519      121,981    1,545,592      443,499    (4,297,748)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      850,007       14,129       78,553      559,109     5,346,641
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........................  $ 2,753,526   $  136,110   $1,624,145   $1,002,608   $ 1,048,893
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                    RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                              S&P           S&P          S&P            S&P           SGI               SGI              SGI
 S&P 500       S&P 500      MIDCAP        MIDCAP       SMALLCAP       SMALLCAP      ALL-ASSET        ALL-ASSET        ALL-ASSET
  PURE          PURE       400 PURE      400 PURE      600 PURE       600 PURE     AGGRESSIVE      CONSERVATIVE       MODERATE
 GROWTH         VALUE       GROWTH        VALUE         GROWTH         VALUE      STRATEGY (K)*    STRATEGY (K)*   STRATEGY (K)*
---------------------------------------------------------------------------------------------------------------------------------

        --   $   13,452   $       --   $    14,034   $         --   $        --   $          861   $       5,780   $       9,150

        43          456            4            16             24             4               --              --              --
       (43)      12,996           (4)       14,018            (24)           (4)             861           5,780           9,150

   228,953       48,781      577,503      (114,890)       129,850       (70,326)           6,648           4,076           3,081

        --           --           --            --             --            --               --              --              --

        --           --           --            --             --            --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
   228,953       48,781      577,503      (114,890)       129,850       (70,326)           6,648           4,076           3,081
---------------------------------------------------------------------------------------------------------------------------------

   129,832       24,754       26,173        95,596        103,121       108,489            8,036           6,850           3,920
---------------------------------------------------------------------------------------------------------------------------------
$  358,742   $   86,531   $  603,672   $    (5,276)  $    232,947   $    38,159   $       15,545   $      16,706   $      16,151
=================================================================================================================================

=================================================================================================================================

                                                    RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                              S&P           S&P          S&P            S&P           SGI               SGI              SGI
 S&P 500       S&P 500      MIDCAP        MIDCAP       SMALLCAP       SMALLCAP      ALL-ASSET        ALL-ASSET        ALL-ASSET
  PURE          PURE       400 PURE      400 PURE      600 PURE       600 PURE     AGGRESSIVE      CONSERVATIVE       MODERATE
 GROWTH         VALUE       GROWTH        VALUE         GROWTH         VALUE      STRATEGY (K)*    STRATEGY (K)*   STRATEGY (K)*
---------------------------------------------------------------------------------------------------------------------------------

$      (43)  $   12,996   $       (4)  $    14,018   $        (24)  $        (4)  $          861   $       5,780   $       9,150
   228,953       48,781      577,503      (114,890)       129,850       (70,326)           6,648           4,076           3,081

   129,832       24,754       26,173        95,596        103,121       108,489            8,036           6,850           3,920
---------------------------------------------------------------------------------------------------------------------------------
   358,742       86,531      603,672        (5,276)       232,947        38,159           15,545          16,706          16,151
---------------------------------------------------------------------------------------------------------------------------------

    60,343       26,477      607,993        70,478         87,643        86,791           59,046          96,603         363,107
   (89,087)    (173,353)    (229,266)     (212,281)      (150,501)     (135,022)            (556)           (858)        (17,353)
   338,019      393,415    3,569,702        (8,109)      (281,768)      681,188          (68,074)         33,199          54,332
---------------------------------------------------------------------------------------------------------------------------------

   309,275      246,539    3,948,429      (149,912)      (344,626)      632,957           (9,584)        128,944         400,086
---------------------------------------------------------------------------------------------------------------------------------
   668,017      333,070    4,552,101      (155,188)      (111,679)      671,116            5,961         145,650         416,237
---------------------------------------------------------------------------------------------------------------------------------
 1,803,845    1,960,921    1,928,937     1,630,055      2,680,152     1,249,434          118,521         117,919          51,690
---------------------------------------------------------------------------------------------------------------------------------
$2,471,862   $2,293,991   $6,481,038   $ 1,474,867   $  2,568,473   $ 1,920,550   $      124,482   $     263,569   $     467,927
=================================================================================================================================

                                                                             109

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                 -------------------------------------------------------------------------------
                                                       SGI                                         SGI CLS
                                                   ALTERNATIVE       SGI CLS       SGI CLS       ADVISORONE         SGI DWA
                                                    STRATEGIES     ADVISORONE    ADVISORONE        SELECT          FLEXIBLE
                                                 ALLOCATION (K)*  AMERIGO (K)*  CLERMONT (K)*  ALLOCATION (T)*  ALLOCATION (A)*
--------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares .........................  $            76  $      4,233  $      34,480  $            --  $            --
Expenses:
   Mortality and expense risk fees ............               --            --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........               76         4,233         34,480               --               --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares .......            1,047      (147,902)      (118,095)             381           12,266
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares .........................               --            --             --               --               --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .........................               --            --             --               --               --
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares ......            1,047      (147,902)      (118,095)             381           12,266
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ...........................           (2,772)      776,844        277,451               --           17,172
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets from operations ...............  $        (1,649) $    633,175  $     193,836  $           381  $        29,438
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

================================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                 -------------------------------------------------------------------------------
                                                       SGI                                         SGI CLS
                                                   ALTERNATIVE       SGI CLS       SGI CLS       ADVISORONE         SGI DWA
                                                    STRATEGIES     ADVISORONE    ADVISORONE        SELECT          FLEXIBLE
                                                 ALLOCATION (K)*  AMERIGO (K)*  CLERMONT (K)*  ALLOCATION (T)*  ALLOCATION (A)*
--------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............  $            76  $      4,233  $      34,480  $            --  $            --
   Net realized gain (loss) on
     investments in portfolio shares ..........            1,047      (147,902)      (118,095)             381           12,266
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .........................           (2,772)      776,844        277,451               --           17,172
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ........................           (1,649)      633,175        193,836              381           29,438
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) .....................               --       212,653             (2)              --           82,867
   Contract redemptions .......................           (7,546)     (130,668)       (71,442)              --              (76)
   Net transfers ..............................          (45,699)     (264,257)      (170,097)            (381)         104,727
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
         assets from contract owners'
         transactions .........................          (53,245)     (182,272)      (241,541)            (381)         187,518
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
           assets .............................          (54,894)      450,903        (47,705)              --          216,956
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............          108,261     4,332,550      2,017,564               --               --
--------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ..........  $        53,367  $  4,783,453  $   1,969,859  $            --  $       216,956
================================================================================================================================

*    See Footnote 8 for details

      The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                    SGI           SGI             SGI
   SGI DWA     INTERNATIONAL    MANAGED          MULTI         SGI U.S.   STRENGTHENING
   SECTOR        LONG SHORT     FUTURES          HEDGE        LONG SHORT    DOLLAR 2X                    TELE-
ROTATION (A)*    SELECT (L)* STRATEGY (M)*  STRATEGIES (K)* MOMENTUM (N)*   STRATEGY     TECHNOLOGY COMMUNICATIONS  TRANSPORTATION
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $         917 $          --  $            -- $          -- $          --  $       -- $        8,214  $           --

           --             --            --               --            19            --         429             16             344
-----------------------------------------------------------------------------------------------------------------------------------
           --            917            --               --           (19)           --        (429)         8,198            (344)
-----------------------------------------------------------------------------------------------------------------------------------

       (1,040)       (25,397)     (116,995)        (148,637)      (48,687)      (36,964)    118,746        (18,539)        (14,520)

           --             --            --               --            --            --          --             --              --

           --             --            --               --            --            --          --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
       (1,040)       (25,397)     (116,995)        (148,637)      (48,687)      (36,964)    118,746        (18,539)        (14,520)
-----------------------------------------------------------------------------------------------------------------------------------

       10,577         (6,071)       55,446          195,416        84,591       (49,938)    (26,571)        11,096           9,908
-----------------------------------------------------------------------------------------------------------------------------------
$       9,537  $     (30,551)$     (61,549) $        46,779 $      35,885 $     (86,902) $   91,746 $          755  $       (4,956)
===================================================================================================================================

====================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                    SGI           SGI             SGI
  SGI DWA      INTERNATIONAL    MANAGED          MULTI          SGI U.S.  STRENGTHENING
   SECTOR        LONG SHORT     FUTURES          HEDGE        LONG SHORT    DOLLAR 2X                    TELE-
ROTATION (A)*    SELECT (L)* STRATEGY (M)*  STRATEGIES (K)* MOMENTUM (N)*   STRATEGY     TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------

$          --  $         917 $          --  $            -- $        (19)$           --  $     (429) $        8,198  $         (344)
       (1,040)       (25,397)     (116,995)        (148,637)     (48,687)       (36,964)    118,746         (18,539)        (14,520)

       10,577         (6,071)       55,446          195,416       84,591        (49,938)    (26,571)         11,096           9,908
------------------------------------------------------------------------------------------------------------------------------------
        9,537        (30,551)      (61,549)          46,779       35,885        (86,902)     91,746             755          (4,956)
------------------------------------------------------------------------------------------------------------------------------------

      117,361          4,848       332,761           18,630            2          6,240      22,599           6,338             599
          (64)        (1,454)      (28,127)        (177,667)     (43,475)       (39,649)   (116,156)        (21,531)       (136,901)
       59,675       (245,319)   (1,074,069)        (446,344)     (59,780)       686,284     266,739         686,120         655,714
------------------------------------------------------------------------------------------------------------------------------------

      176,972       (241,925)     (769,435)        (605,381)    (103,253)       652,875     173,182         670,927         519,412
------------------------------------------------------------------------------------------------------------------------------------
      186,509       (272,476)     (830,984)        (558,602)     (67,368)       565,973     264,928         671,682         514,456
------------------------------------------------------------------------------------------------------------------------------------
           --        328,525     2,161,888        1,239,818      558,875        358,186     653,889          82,101         136,328
------------------------------------------------------------------------------------------------------------------------------------
$     186,509  $      56,049 $   1,330,904  $       681,216 $    491,507  $     924,159  $  918,817  $      753,783  $      650,784
====================================================================================================================================

                                                                             111

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                           RYDEX VARIABLE TRUST (CONTINUED)          RYDEX|SGI VARIABLE FUNDS (T)*
                                                      --------------------------------------------   -----------------------------
                                                                                                                           D
                                                           U.S.                                                           MSCI
                                                        GOVERNMENT                      WEAKENING       A                 EAFE
                                                          MONEY                           DOLLAR     LARGE CAP            EQUAL
                                                          MARKET        UTILITIES      2X STRATEGY     CORE           WEIGHT (Y)*
----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares ............................   $       2,433   $     34,880     $        --   $      --        $        --
Expenses:
   Mortality and expense risk fees ................             786              4              --          --                 --
----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (expense) .........           1,647         34,876              --          --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..............              --         13,676        (134,463)         --                 --
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares .............................           1,092             --              --          --                 --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .............................              --             --              --          --                 --
----------------------------------------------------------------------------------------------------------------------------------
          Net realized gain (loss) on
            investments in portfolio shares .......           1,092         13,676        (134,463)         --                 --
----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ............................              --          3,481          43,529          76                 15
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .......................   $       2,739   $     52,033     $   (90,934)  $      76        $        15
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                           RYDEX VARIABLE TRUST (CONTINUED)          RYDEX|SGI VARIABLE FUNDS (T)*
                                                      --------------------------------------------   -----------------------------
                                                                                                                           D
                                                           U.S.                                                           MSCI
                                                        GOVERNMENT                      WEAKENING       A                 EAFE
                                                          MONEY                           DOLLAR     LARGE CAP            EQUAL
                                                          MARKET        UTILITIES      2X STRATEGY     CORE           WEIGHT (Y)*
----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................   $       1,647   $     34,876     $        --   $      --        $        --
   Net realized gain (loss) on investments
     in portfolio shares ..........................           1,092         13,676        (134,463)         --                 --
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .............................              --          3,481          43,529          76                 15
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ............................           2,739         52,033         (90,934)         76                 15
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ....................................      37,409,943         75,200         117,535          --                 --
   Contract redemptions ...........................      (4,505,076)       (55,725)         (4,167)        (52)                --
   Net transfers ..................................      (6,562,388)       579,463        (211,780)     12,639              7,497
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .........      26,342,479        598,938         (98,412)     12,587              7,497
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......      26,345,218        650,971        (189,346)     12,663              7,512
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................      35,207,582        559,207         426,539          --                 --
----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...............   $  61,552,800   $  1,210,178     $   237,193   $  12,663        $     7,512
==================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                                               SELIGMAN
         RYDEX|SGI VARIABLE FUNDS (CONTINUED) (T)*            PORTFOLIOS         COLUMBIA FUNDS VARIABLE SERIES TRUST: (V)*
----------------------------------------------------------  --------------       ------------------------------------------
                                                                                       CVP
    J        N MANAGED        P        Q SMALL    X SMALL   COMMUNICATIONS           SELIGMAN                      SMALLER-
 MID-CAP       ASSET        HIGH         CAP        CAP          AND                  GLOBAL       LARGE-CAP        CAP
 GROWTH     ALLOCATION      YIELD       VALUE     GROWTH     INFORMATION         TECHNOLOGY (W)*     VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------

$      --  $         --  $        --  $      --  $      --  $           --       $            --   $   2,080    $        --

       --            --           --         --         --             146                    44          --             --
----------------------------------------------------------------------------------------------------------------------------
       --            --           --         --         --            (146)                  (44)      2,080             --
----------------------------------------------------------------------------------------------------------------------------

       --            --           --         --         --         130,817                67,557      10,458        (10,392)

       --            --           --         --         --              --                    --          --             --

       --            --           --         --         --              --                    --          --             --
----------------------------------------------------------------------------------------------------------------------------
       --            --           --         --         --         130,817                67,557      10,458        (10,392)
----------------------------------------------------------------------------------------------------------------------------

       76           117        4,215       (436)       228         (49,237)              (29,640)     62,081          8,802
----------------------------------------------------------------------------------------------------------------------------
$      76  $        117  $     4,215  $    (436) $     228  $       81,434       $        37,873   $  74,619    $    (1,590)
============================================================================================================================

===========================================================================================================================

                                                               SELIGMAN
         RYDEX|SGI VARIABLE FUNDS (CONTINUED) (T)*            PORTFOLIOS         COLUMBIA FUNDS VARIABLE SERIES TRUST: (V)*
----------------------------------------------------------  --------------       ------------------------------------------
                                                                                       CVP
    J        N MANAGED        P        Q SMALL    X SMALL   COMMUNICATIONS          SELIGMAN                      SMALLER-
 MID-CAP       ASSET        HIGH         CAP        CAP          AND                  GLOBAL       LARGE-CAP        CAP
 GROWTH     ALLOCATION      YIELD       VALUE     GROWTH     INFORMATION         TECHNOLOGY (W)*     VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------

$      --  $         --  $        --  $      --  $      --  $         (146)      $           (44)  $   2,080    $        --
       --            --           --         --         --         130,817                67,557      10,458        (10,392)

       76           117        4,215       (436)       228         (49,237)              (29,640)     62,081          8,802
----------------------------------------------------------------------------------------------------------------------------
       76           117        4,215       (436)       228          81,434                37,873      74,619         (1,590)
----------------------------------------------------------------------------------------------------------------------------

       --            --           --         --         --          22,356                26,327     199,864           (138)
       (2)           (5)          (4)        (4)        (1)        (37,013)               (6,653)     (1,819)       (11,481)
    4,490        33,024      393,874     56,828      9,335         (84,334)               40,384     211,451         85,960
----------------------------------------------------------------------------------------------------------------------------

    4,488        33,019      393,870     56,824      9,334         (98,991)               60,058     409,496         74,341
----------------------------------------------------------------------------------------------------------------------------
    4,564        33,136      398,085     56,388      9,562         (17,557)               97,931     484,115         72,751
----------------------------------------------------------------------------------------------------------------------------
       --            --           --         --         --         832,898               633,049     173,261         97,671
----------------------------------------------------------------------------------------------------------------------------
$   4,564  $     33,136  $   398,085  $  56,388  $   9,562  $      815,341       $       730,980   $ 657,376    $   170,422
============================================================================================================================

                                                                             113

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                                                          THIRD
                                                                                                          T. ROWE        AVENUE
                                                                                                        PRICE FIXED     VARIABLE
                                                                    T. ROWE PRICE EQUITY SERIES        INCOME SERIES  SERIES TRUST
                                                              ---------------------------------------  -------------  -------------

                                                               BLUE CHIP      EQUITY        HEALTH     LIMITED-TERM
                                                               GROWTH II     INCOME II    SCIENCES II     BOND II         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $        --  $     83,555  $         --  $      95,928  $    147,386
Expenses:
   Mortality and expense risk fees .........................           --            --            --             --           481
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................           --        83,555            --         95,928       146,905
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................     (249,242)     (331,251)      181,307         31,278      (557,635)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................           --            --            --             --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................           --            --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................     (249,242)     (331,251)      181,307         31,278      (557,635)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................    1,014,156       992,816       (19,782)       (14,752)      872,194
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $   764,914  $    745,120  $    161,525  $     112,454  $    461,464
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                                                                          THIRD
                                                                                                          T. ROWE        AVENUE
                                                                                                        PRICE FIXED     VARIABLE
                                                                    T. ROWE PRICE EQUITY SERIES        INCOME SERIES  SERIES TRUST
                                                              ---------------------------------------  -------------  -------------

                                                               BLUE CHIP       EQUITY       HEALTH     LIMITED-TERM
                                                               GROWTH II      INCOME II   SCIENCES II     BOND II         VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $        --  $     83,555  $         --  $      95,928  $    146,905
   Net realized gain (loss) on investments in portfolio
     shares ................................................     (249,242)     (331,251)      181,307         31,278      (557,635)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................    1,014,156       992,816       (19,782)       (14,752)      872,194
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..........................................      764,914       745,120       161,525        112,454       461,464
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....      301,470       474,006       149,555        282,537       426,392
   Contract redemptions ....................................     (146,143)     (226,521)      (10,766)      (215,052)     (217,402)
   Net transfers ...........................................      203,733     1,365,684       (34,823)      (215,696)     (653,503)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .......................      359,060     1,613,169       103,966       (148,211)     (444,513)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............    1,123,974     2,358,289       265,491        (35,757)       16,951
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    4,907,018     4,294,725     1,056,052      2,317,121     4,234,196
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $ 6,030,992  $  6,653,014  $  1,321,543  $   2,281,364  $  4,251,147
===================================================================================================================================

* See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

  TIMOTHY
   PLAN
  VARIABLE
 SERIES (T)*                      VAN ECK VIP TRUST (O) *                      VANGUARD VARIABLE INSURANCE FUND
------------   -----------------------------------------------------  ----------------------------------------------------
                                            GLOBAL         MULTI-
 STRATEGIC       EMERGING     GLOBAL         HARD          MANAGER                  CAPITAL    DIVERSIFIED      EQUITY
  GROWTH         MARKETS     BOND (P)*    ASSETS (Q) *  ALTERNATIVES   BALANCED      GROWTH       VALUE         INCOME
--------------------------------------------------------------------------------------------------------------------------

$         --   $    33,314  $    75,071  $      16,203  $         --  $   11,152  $     5,119  $    15,977  $          --

          --         1,517           64              1            40          --           --           --             --
--------------------------------------------------------------------------------------------------------------------------
          --        31,797       75,007         16,202           (40)     11,152        5,119       15,977             --
--------------------------------------------------------------------------------------------------------------------------

          --       482,016        5,887        716,687        75,098      18,521      (12,162)     (14,179)         8,765

          --            --           --             --            --          --        5,346           --             --

          --            --           --             --            --          --       11,337           --             --
--------------------------------------------------------------------------------------------------------------------------
          --       482,016        5,887        716,687        75,098      18,521        4,521      (14,179)         8,765
--------------------------------------------------------------------------------------------------------------------------

         127       758,238       18,334        480,333        (9,323)     47,454       69,239       74,577         19,003
--------------------------------------------------------------------------------------------------------------------------
$        127   $ 1,272,051  $    99,228  $   1,213,222  $     65,735  $   77,127  $    78,879  $    76,375  $      27,768
==========================================================================================================================

==========================================================================================================================
  TIMOTHY
   PLAN
  VARIABLE
 SERIES (T)*                      VAN ECK VIP TRUST (O) *                      VANGUARD VARIABLE INSURANCE FUND
------------   -----------------------------------------------------  ----------------------------------------------------
                                            GLOBAL         MULTI-
 STRATEGIC       EMERGING     GLOBAL         HARD          MANAGER                  CAPITAL    DIVERSIFIED      EQUITY
  GROWTH         MARKETS     BOND (P)*    ASSETS (Q) *  ALTERNATIVES   BALANCED      GROWTH       VALUE         INCOME
--------------------------------------------------------------------------------------------------------------------------

$         --   $    31,797  $    75,007  $      16,202  $        (40) $   11,152  $     5,119  $    15,977  $          --
          --       482,016        5,887        716,687        75,098      18,521        4,521      (14,179)         8,765

         127       758,238       18,334        480,333        (9,323)     47,454       69,239       74,577         19,003
--------------------------------------------------------------------------------------------------------------------------
         127     1,272,051       99,228      1,213,222        65,735      77,127       78,879       76,375         27,768
--------------------------------------------------------------------------------------------------------------------------

          --     1,107,791       41,463        552,510       119,943     155,976       64,141      312,886         29,997
         (10)     (298,183)    (136,199)      (150,588)      (49,970)    (58,343)     (12,948)     (33,809)        (1,369)
     119,729       822,719     (763,208)       699,036      (169,142)    580,951      116,769       63,849        185,016
--------------------------------------------------------------------------------------------------------------------------

     119,719     1,632,327     (857,944)     1,100,958       (99,169)    678,584      167,962      342,926        213,644
--------------------------------------------------------------------------------------------------------------------------
     119,846     2,904,378     (758,716)     2,314,180       (33,434)    755,711      246,841      419,301        241,412
--------------------------------------------------------------------------------------------------------------------------
          --     5,704,012    2,110,578      4,156,732     1,527,824     155,988      448,311      487,761             --
--------------------------------------------------------------------------------------------------------------------------
$    119,846   $ 8,608,390  $ 1,351,862  $   6,470,912  $  1,494,390  $  911,699  $   695,152  $   907,062  $     241,412
==========================================================================================================================

                                                                             115

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                             VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                                                HIGH
                                                                     EQUITY                    YIELD                      MID-CAP
                                                                     INDEX       GROWTH         BOND     INTERNATIONAL      INDEX
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ......   $    50,886  $     3,213  $    36,227  $      27,131  $     1,176
Expenses:
   Mortality and expense risk fees ............................            --           --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................        50,886        3,213       36,227         27,131        1,176
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................        (6,574)         (36)      (6,311)       220,933          727
   Net realized short-term capital gain distributions
      from investments in portfolio shares ....................         7,829           --           --             --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................        20,492           --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................        21,747          (36)      (6,311)       220,933          727
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................       299,793       63,026       12,292         49,983       77,156
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
              operations ......................................   $   372,426  $    66,203  $    42,208  $     298,047  $    79,059
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                             VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                                                HIGH
                                                                     EQUITY                    YIELD                      MID-CAP
                                                                     INDEX       GROWTH         BOND     INTERNATIONAL      INDEX
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............................   $    50,886  $     3,213  $    36,227  $      27,131  $     1,176
   Net realized gain (loss) on investments in portfolio
      shares ..................................................        21,747          (36)      (6,311)       220,933          727
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................       299,793       63,026       12,292         49,983       77,156
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...       372,426       66,203       42,208        298,047       79,059
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........        51,494       67,333      116,525        449,075      124,763
   Contract redemptions .......................................       (78,752)      (1,402)      (8,089)       (42,186)      (2,083)
   Net transfers ..............................................       316,337      452,764      164,271       (158,988)     480,301)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................       289,079      518,695      272,707        247,901      602,981
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       661,505      584,898      314,915        545,948      682,040
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     2,318,752           --      171,122      1,317,740           --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $ 2,980,257  $   584,898  $   486,037  $   1,863,688  $   682,040
====================================================================================================================================

*     See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                                                                   WELLS FARGO
           VANGUARD VARIABLE INSURANCE FUND (CONTINUED)                         ADVANTAGE VT FUNDS
-------------------------------------------------------------------  ----------------------------------------
                                            TOTAL         TOTAL
               SHORT-TERM      SMALL         BOND         STOCK                                    SMALL
   REIT        INVESTMENT     COMPANY       MARKET        MARKET                                    CAP         COMBINED
   INDEX         GRADE        GROWTH        INDEX         INDEX        DISCOVERY   OPPORTUNITY   VALUE (R)*       TOTAL
------------------------------------------------------------------------------------------------------------- --------------

$     27,390  $    160,114  $     2,595  $    154,373  $     30,737  $         --  $     5,481  $      2,817  $  13,097,309

          --            --           --            --            --         2,573          471            --         34,574
------------------------------------------------------------------------------------------------------------- --------------
      27,390       160,114        2,595       154,373        30,737        (2,573)       5,010         2,817     13,062,735
------------------------------------------------------------------------------------------------------------- --------------

      43,866        51,032       83,131        79,700       128,586        75,908       34,560        28,004     24,596,505

          --            --           --         3,573        16,652            --           --            --      3,620,581

          --            --           --         3,931        19,733            --           --            --        283,403
------------------------------------------------------------------------------------------------------------- --------------
      43,866        51,032       83,131        87,204       164,971        75,908       34,560        28,004     28,500,489
------------------------------------------------------------------------------------------------------------- --------------

     278,543        80,770      157,271        32,760       195,721       163,297        3,090           583     13,117,813
------------------------------------------------------------------------------------------------------------- --------------
$    349,799  $    291,916  $   242,997  $    274,337  $    391,429  $    236,632  $    42,660  $     31,404  $  54,681,037
============================================================================================================= ==============

============================================================================================================================

                                                                                   WELLS FARGO
           VANGUARD VARIABLE INSURANCE FUND (CONTINUED)                         ADVANTAGE VT FUNDS
-------------------------------------------------------------------  ----------------------------------------
                                            TOTAL         TOTAL
               SHORT-TERM      SMALL         BOND         STOCK                                    SMALL
   REIT        INVESTMENT     COMPANY       MARKET        MARKET                                    CAP         COMBINED
   INDEX         GRADE        GROWTH        INDEX         INDEX        DISCOVERY   OPPORTUNITY   VALUE (R)*       TOTAL
----------------------------------------------------------------------------------------------------------------------------

$     27,390  $    160,114  $     2,595  $    154,373  $     30,737  $     (2,573) $     5,010  $      2,817  $  13,062,735
      43,866        51,032       83,131        87,204       164,971        75,908       34,560        28,004     28,500,489

     278,543        80,770      157,271        32,760       195,721       163,297        3,090           583     13,117,813
------------------------------------------------------------------------------------------------------------- --------------
     349,799       291,916      242,997       274,337       391,429       236,632       42,660        31,404     54,681,037
------------------------------------------------------------------------------------------------------------- --------------

     490,218     1,679,252      144,408     1,188,367       686,881       123,265       34,667        86,725    177,928,969
      (8,460)     (118,710)      (4,982)      (28,253)      (38,306)      (36,718)     (64,837)     (105,673)   (46,823,671)
   1,166,774     1,280,894       66,858     1,099,690       658,944       736,009     (226,130)     (604,915)        11,539
------------------------------------------------------------------------------------------------------------- --------------

   1,648,532     2,841,436      206,284     2,259,804     1,307,519       822,556     (256,300)     (623,863)   131,116,837
------------------------------------------------------------------------------------------------------------- --------------
   1,998,331     3,133,352      449,281     2,534,141     1,698,948     1,059,188     (213,640)     (592,459)   185,797,874
------------------------------------------------------------------------------------------------------------- --------------
     269,417     4,647,944      583,192     3,649,988     1,523,137       477,948      464,009       752,229    524,257,960
------------------------------------------------------------------------------------------------------------- --------------
$  2,267,748  $  7,781,296  $ 1,032,473  $  6,184,129  $  3,222,085  $  1,537,136  $   250,369  $    159,770  $ 710,055,834
============================================================================================================= ==============

                                                                             117

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account G ("Account G") was established on
January 18, 1996 by the Jefferson  National Life Insurance  Company  ("Company")
and  commenced  operations  on April 29,  1998.  The  Company is a  wholly-owned subsidiary of Jefferson National Financial  Corporation ("JNFC") and on December
30, 2011, a group of  investors,  along with certain  members of  management  of
JNFC,  consummated an $83 million  management buyout, the proceeds of which were used to acquire the  outstanding  shares of JNFC and  contribute  $20,660,000 of capital  to the  company.  Account G is used as a funding  vehicle  for  several flexible premium deferred annuity contracts issued by the Company.  The products that are funded through Account G are Monument and Monument  Advisor,  which are registered  under the Securities Act of 1933.  Account G is registered under the
Investment  Company Act of 1940, as amended,  as a unit  investment  trust.  The operations of Account G are included in the  operations of the Company  pursuant to the  provisions  of the Texas  Insurance  Code.  The Monument  product was no longer offered effective December 13, 2005.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment  adviser  and is 100%  owned by JNFC.  JNF  serves as  adviser to the
Northern  Lights JNF portfolios,  but  sub-advises the investment  management of these portfolios to an unaffiliated registered investment adviser.

      Various  lawsuits  against the Company may arise in the ordinary course of the Company's  business.  Contingent  liabilities  arising from ordinary  course litigation,  income  taxes and other  matters are not expected to be material in relation to the financial  position of the Company.  Effective October 23, 2002,
the  Company  was  acquired  from  Conseco  Life  Insurance   Company  of  Texas
("Conseco")  and is  indemnified  by  Conseco  for  all  cases  known  as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are  subject.  Neither the Company nor
Jefferson  National  Financial  Securities  Corporation,  the distributor of the
Account  G's  contracts,  is  involved  in any  litigation  that is of  material importance in relation to their total assets or that relates to Account G.

      The following  variable account investment options are available with only certain variable annuities offered through Account G:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Global Thematic Growth Portfolio - Class B
   Growth and Income Portfolio - Class A
   International Growth Portfolio - Class B
   International Value Portfolio - Class B
   Small Cap Growth Portfolio - Class B
   Small-Mid Cap Value Portfolio - Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Mid Cap Value Fund
   Ultra Fund
   Value Fund
   Vista Fund
BLACKROCK VARIABLE SERIES TRUST FUNDS
   Capital Appreciation V.I. Fund
   Equity Dividend V.I. Fund
   Global Allocation V.I. Fund
   Large Cap Core V.I. Fund
   Large Cap Growth V.I. Fund
   Large Cap Value V.I. Fund
   Total Return V.I. Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST
   Select Large-Cap Value Fund
   Select Smaller-Cap Value Fund
   CVP Seligman Global Technology Fund
CREDIT SUISSE TRUST
   Commodity Return Strategy Portfolio
DFA INVESTMENTS DIMENSIONS GROUP, INC.
   VA Global Bond Portfolio
   VA International Small Portfolio
   VA International Value Portfolio
   VA Short-Term Fixed Portfolio
   VA U.S. Large Value Portfolio
   VA U.S. Targeted Value Portfolio
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
EATON VANCE VARIABLE TRUST
   Floating-Rate Income Fund
   Large-Cap Value Fund
FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   Kaufmann Fund II
   Managed Volatility II
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II
   Balanced Portfolio
   Contrafund Portfolio
   Disciplined Small Cap Portfolio
   Dynamic Capital Appreciation Portfolio
   Equity-Income Portfolio
   Growth Portfolio
   Growth & Income Portfolio
   Growth Opportunities Portfolio
   High Income Portfolio
   International Capital Appreciation Portfolio
   Investment Grade Bond Portfolio
   Mid Cap Portfolio
   Overseas Portfolio
   Real Estate Portfolio
   Strategic Income Portfolio
   Value Leaders Portfolio
   Value Portfolio
   Value Strategies Portfolio
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - CLASS II
   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
   Ibbotson Balanced ETF Asset Allocation Portfolio
   Ibbotson Conservative ETF Asset Allocation Portfolio
   Ibbotson Growth ETF Asset Allocation Portfolio
   Ibbotson Income & Growth ETF Asset Allocation Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

FIRST EAGLE VARIABLE FUNDS
   Overseas Variable Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
   Global Real Estate Securities II Fund
   High Income Securities II Fund
   Income Securities II Fund
   Mutual Share Securities II Fund
   Strategic Income Securities II Fund
   Templeton Global Bond Securities II Fund
   U.S. Government II Fund
INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Capital Development Fund Series I
   Core Equity Fund Series I
   Dividend Growth Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   Government Securities Fund Series I
   High Yield Fund Series I
   International Growth Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
   Van Kampen Comstock Fund Series I
   Van Kampen Equity and Income Fund Series I
   Van Kampen Growth and Income Fund Series I
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
   Asset Strategy Portfolio
   Balanced Portfolio
   Bond Portfolio
   Dividend Opportunities Portfolio
   Energy Portfolio
   Global Bond Portfolio
   Global Natural Resources Portfolio
   Growth Portfolio
   High Income Portfolio
   Mid Cap Growth Portfolio
   Science and Technology Portfolio
   Value Portfolio
JANUS ASPEN SERIES - INSTITUTIONAL SHARES
   Balanced Portfolio
   Enterprise Portfolio
   Forty Portfolio
   Janus Portfolio
   Overseas Portfolio
   Perkins Mid Cap Value Portfolio
   Worldwide Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Portfolio
   Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
   Bond Debenture Portfolio
   Capital Structure Portfolio
   Classic Stock Portfolio
   Growth and Income Portfolio
   International Opportunities Portfolio
MERGER FUND
   Merger Fund VL
NATIONWIDE VARIABLE INSURANCE TRUST
   Bond Index Fund
   International Index Fund
   Mid Cap Index Fund
   S&P 500 Index Fund
   Small Cap Index Fund
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
   Adaptive Allocation Portfolio
   Avant Gold Bullion Strategy VP Portfolio
   Changing Parameters Portfolio
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio
   TOPS Aggressive Growth ETF Portfolio (Class 1 & 2)
   TOPS Balanced ETF Portfolio (Class 1 & 2)
   TOPS Capital Preservation ETF Portfolio (Class 1 & 2)
   TOPS Growth ETF Portfolio (Class 1 & 2)
   TOPS Moderate Growth ETF Portfolio (Class 1 & 2)
   TOPS Protected Balance ETF Portfolio (Class 1 & 2)
   TOPS Protected Growth ETF Portfolio (Class 1 & 2)
   TOPS Protected Moderate Growth Portfolio (Class 1 & 2)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Balanced Fund
   Core Bond Fund
   Global Securities Fund
   Global Strategic Income Fund
   International Growth Fund
   Main Street(R) Fund
   Value Fund
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar Hedged Portfolio
   Foreign Bond Unhedged Portfolio
   Global Advantage Strategy Bond Portfolio
   Global Bond Unhedged Portfolio
   Global Multi-Asset Portfolio
   High Yield Portfolio
   Long Term US Government Portfolio
   Low Duration Portfolio
   Real Return Portfolio
   Short-Term Portfolio
   Total Return Portfolio

                                                                             119

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

PIONEER VARIABLE CONTRACTS TRUST - CLASS II
   Bond Portfolio
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   Mid Cap Value Portfolio
   Strategic Income Portfolio
PROFUNDS VP
   Access VP High Yield Fund
   Asia 30 Fund
   Banks Fund
   Basic Materials Fund
   Bear Fund
   Biotechnology Fund
   Bull Fund
   Consumer Goods Fund
   Consumer Services Fund
   Emerging Markets Fund
   Europe 30 Fund
   Falling U.S. Dollar Fund
   Financials Fund
   Health Care Fund
   Industrials Fund
   International Fund
   Internet Fund
   Japan Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Mid-Cap Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Money Market Fund
   NASDAQ-100 Fund
   Oil & Gas Fund
   Pharmaceuticals Fund
   Precious Metals Fund
   Real Estate Fund
   Rising Rates Opportunity Fund
   Semiconductor Fund
   Short Emerging Markets Fund
   Short International Fund
   Short Mid-Cap Fund
   Short NASDAQ-100 Fund
   Short Small-Cap Fund
   Small Cap Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   U.S. Government Plus Fund
   UltraBull Fund
   UltraMid-Cap Fund
   UltraNASDAQ-100 Fund
   UltraShort NASDAQ-100 Fund
   UltraSmall-Cap Fund
   Utilities Fund
PUTNAM VARIABLE TRUST CLASS IB:
   Absolute Return 500 Fund
   American Government Income Fund
   Diversified Income Fund
PUTNAM VARIABLE TRUST CLASS IB: (CONTINUED)
   Equity Income Fund
   Global Asset Allocation Fund
   High Yield Fund
   Income Fund
   Investors Fund
   Multi-Cap Value Fund
   Voyager Fund
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RUSSELL INVESTMENT FUNDS
   Aggressive Equity Fund
   Balanced Strategy Fund
   Conservative Strategy Fund
   Core Bond Fund
   Equity Growth Strategy Fund
   Global Real Estate Securities Fund
   Growth Strategy Fund
   Moderate Strategy Fund
   Multi-Style Equity Fund
   Non U.S. Fund
RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Strategy Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse Russell 2000(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   Russell 2000(R) 2X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI All-Asset Aggressive Strategy Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

RYDEX VARIABLE TRUST: (CONTINUED)
   SGI All-Asset Conservative Strategy Fund
   SGI All-Asset Moderate Strategy Fund
   SGI Alternative Strategies Allocation Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI CLS AdvisorOne Select Allocation Fund
   SGI DWA Flexible Allocation
   SGI DWA Sector Rotation
   SGI Managed Futures Strategy Fund
   SGI Multi-Hedge Strategies Fund
   SGI U.S. Long Short Momentum Fund
   Strengthening Dollar 2X Strategy Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
   Weakening Dollar 2X Strategy Fund
RYDEX| SGI VARIABLE TRUST FUNDS:
   Series A Large Cap Core Series
   Series B Large Cap Value Series
   Series D MCSI EAFE Equal Weight Series
   Series E U.S. Intermediate Bond Series
   Series J Mid-Cap Growth Series
   Series N Managed Asset Allocation Series
   Series O All Cap Value Series
   Series P High Yield Series
   Series Q Small Cap Value Series
   Series X Small Cap Growth Series
   Series Y Large Cap Concentrated Growth Series
T. ROWE PRICE EQUITY SERIES, INC.
   Blue Chip Growth Portfolio II
   Equity Income Portfolio II
   Health Sciences Portfolio II
T. ROWE PRICE FIXED INCOME SERIES, INC.
   Limited-Term Bond Portfolio II
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
TIMOTHY PLAN VARIABLE SERIES
   Conservative Growth Fund
   Strategic Growth Fund
VAN ECK VIP INSURANCE TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund
VANGUARD VARIABLE INSURANCE FUND
   Balanced Portfolio
   Capital Growth Portfolio
   Diversified Value Portfolio
   Equity Income Portfolio
   Equity Index Portfolio
   Growth Portfolio
   High Yield Bond Portfolio
   International Portfolio
   Mid-Cap Index Portfolio
   REIT Index Portfolio
   Short-Term Investment Grade Portfolio
   Small Company Growth Portfolio
VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
   Total Bond Market Index Portfolio
   Total Stock Market Index Portfolio
VIRTUS VARIABLE INSURANCE TRUST
   International Series
   Multi-Sector Fixed Income Series
   Premium AlphaSector Series
   Real Estate Securities Series
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund
   Small Cap Value Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted  Accounting  Principles  in the United  States of America  (GAAP).  The
preparation of financial  statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported increases and decreases in net assets from operations  during the reporting  period.  Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

      In May 2011,  the Financial  Accounting  Standards  Board,  issued ASU No.
2011-04,  Fair Value  Measurement.  The ASU generally  aligns the principles for fair value measurements and the related disclosure  requirements under GAAP. The
ASU  changes  certain  fair  value  measurement   principles  and  enhances  the
disclosure requirements,  particularly for Level 3 fair value measurements.  The amendment is effective on a prospective  basis for interim and annual  reporting periods  beginning  after December 15, 2011 and early adoption is not permitted.
Management is currently  assessing the impact of the adoption of this  guidance, but does not  anticipate  any  material  impact on its  results  of  operations, financial position or liquidity.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business
day,  as  determined  by  the  investment   fund  managers.   Investment   share
transactions  are  accounted  for on a trade  date  basis (the date the order to purchase or redeem  shares is executed)  and dividend  income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis.  Account G does not hold any investments that are restricted as to resale.

      Investment  income and net realized  capital gains (losses) and unrealized appreciation  (depreciation)  on  investments  are allocated to the contracts on each valuation  period based on each  contract's pro rata share of the assets of
Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision  for federal  income taxes has been made in the  accompanying financial  statements  because the  operations  of Account G are included in the total  operations of the Company,  which is treated as a life insurance  company for federal income tax purposes under the Internal  Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable  until  received by the  contract  owner or  beneficiary  in the form of annuity payments or other distributions.

                                                                             121

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

      Account  G does not  believe  it has  taken  any  material  uncertain  tax positions and, accordingly,  it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Deferred annuity contract  reserves are comprised of net contract purchase payments less  redemptions  and benefits.  These reserves are adjusted daily for the  net  investment  income  (expense)  and net  realized  gains  (losses)  and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract  owners' life contingent  annuity payment reserves are computed  according to the A2000  Annuitant  Mortality  Table.  The standard  assumed  investment  return  is 3  percent  or 5  percent  based  upon annuitant's selection.  The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the  variable  annuity  account by the  Company to cover  greater  longevity  of annuitants  than  expected.  Conversely,  if amounts  allocated  exceed  amounts required,  transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net  Transfers  line of the  accompanying  Statement of Changes in Net
Assets is comprised of the net of any  transfers  into or from the fund from any other funds within this  product plus any transfer of mortality  risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage  is defined as the gain or loss  resulting  from the  differences between the transaction  effective and processing dates. This amount is included in the Net contract  purchase  payments  line in the  accompanying  Statement of
Changes in Net Assets.  Breakage  resulted in gain of $59,057 for the year ended
December 31, 2011 and a loss of $3,616 for the year ended December 31, 2010.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP  defines  fair value as the price that would be  received  to sell an asset or paid to transfer a liability in an orderly  transaction  between market participants  on the  measurement  date.  GAAP also  establishes a hierarchy for inputs to be used in measuring  fair value that  maximizes the use of observable inputs and minimizes the use of  unobservable  inputs by requiring that the most unobservable  inputs be used when available.  Observable  inputs are inputs that market  participants  would use in pricing the asset  developed  based on market data obtained from sources  independent  of Account G.  Unobservable  inputs are inputs  that  reflect  Account  G's  assumptions  about the  assumptions  market participants  would  use in  pricing  the  asset  based on the best  information available in the  circumstances.  The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level 1- Observable  inputs are unadjusted,  quoted prices for identical assets or  liabilities  in active  markets  at the  measurement date.  Level 1 securities  include highly liquid U.S.  Treasury securities and certain common stocks.

      o Level 2- Observable  inputs other than quoted prices included in Level 1
                 that  are  observable  for  the  asset  or  liability   through
                 corroboration  with market data at the  measurement  date. Most debt securities, mutual funds, preferred stocks, certain equity securities,  short-term  investments  and derivatives are model priced using observable inputs and are classified with Level 2.

      o Level 3- Unobservable inputs that reflect  management's best estimate of what  market  participants  would use in  pricing  the asset or liability at the measurement  date.  Examples of Level 3 assets include investments in limited partnerships.

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business day, as determined by the  respective  fund  managers.  Account G includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities  that are measured at fair  value on a  recurring  basis and are  categorized  using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
================================================================================
                                        Quoted
                                       prices in      Significant
                                    Active Markets       Other      Significant
                                     for Identical    Observable   Unobservable
                      Total As of        Assets         Inputs        Inputs
                      12/31/2011       (Level 1)       (Level 2)     (Level 3)
--------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------
  Mutual Funds:
    Balanced         $ 72,690,527  $             --  $ 72,690,527  $         --
--------------------------------------------------------------------------------
    Bond              368,855,342                --   368,855,342            --
--------------------------------------------------------------------------------
    Money Market      164,771,347                --   164,771,347            --
--------------------------------------------------------------------------------
    Stock             285,059,018                --   285,059,018            --
--------------------------------------------------------------------------------
                     $891,376,234                --  $891,376,234            --
                     ===========================================================

              FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2011
===================================================================================
                                                           Redemption     Other
                     Fair Value    Unfunded   Redemption     Notice     redemption
Investment            using NAV   commitment   frequency     Period*   restrictions
-----------------------------------------------------------------------------------

Mutual Funds:
  Balanced          $ 72,690,527         N/A     Daily    0 - 90 days      None
-----------------------------------------------------------------------------------
  Bond               368,855,342         N/A     Daily    0 - 90 days      None
-----------------------------------------------------------------------------------
  Money Market       164,771,347         N/A     Daily           None      None
-----------------------------------------------------------------------------------
  Stock              285,059,018         N/A     Daily    0 - 90 days      None
-----------------------------------------------------------------------------------
                    $891,376,234
                    ===============================================================

*     Varies by fund

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate  cost of purchases of  investments  in portfolio  shares was
$3,237,251,283  and  $2,892,404,458  for the years ended  December  31, 2011 and
2010,  respectively.  The  aggregate  proceeds  from  sales  of  investments  in portfolio  shares were  $3,016,344,685  and  $2,744,321,054  for the years ended
December 31, 2011 and 2010, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios,  such payments are not affected by mortality or expense  experience  because the Company  assumes the mortality and expense risks under the contracts.

      The  mortality  risk assumed by the Company  results from the life annuity payment  option in the  contracts  in which the Company  agrees to make  annuity payments regardless of how long a particular annuitant or other payee lives. The annuity  payments  are  determined  in  accordance  with annuity  purchase  rate provisions estab-

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

lished  at  the  time  the  contracts   are  issued.   Based  on  the  actuarial
determination  of  expected  mortality,  the  Company  is  required  to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly  subscription  charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $935,960 and $731,940 for the years ended  December  31, 2011 and 2010,  respectively.  This charge is recorded  as a  redemption  in the  accompanying  Statements  of  Changes in Net
Assets.

      The Company deducts a total daily charge from the total investments of the
Monument  product,  which is  equivalent  to an  effective  annual  rate of 1.30 percent,  consisting of the 1.15 percent for the mortality and expense risks and
..15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative  expenses may prove insufficient to cover the actual sales and administrative  expenses.  These fees were  $27,236  and  $30,578  for the years  ended  December  31,  2011 and 2010, respectively.  The administrative  expenses were $3,539 and $3,996 for the years ended December 31, 2011 and 2010, respectively.

      Pursuant to an agreement  between  Account G for the Monument  product and the Company  (which may be terminated  by the Company at any time),  the Company provides  sales and  administrative  services to Account G, as well as a minimum death benefit prior to retirement  for the contracts.  In addition,  the Company deducts  units from  individual  contracts  annually and upon full  surrender to cover an administrative  fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying  Statements of Changes in Net Assets.  These sales and administrative  charges were $809 and
$884 for the years ended December 31, 2011 and 2010, respectively.

      Effective May 1, 2007, the Company deducts a transaction fee, ranging from
$19.99 to $49.99  based upon  number of  transactions,  for any  contract  owner transaction in or out of certain investment portfolios.  This fee is recorded as a  redemption  in the  accompanying  Statements  of Changes in Net  Assets.  The transaction fees were $131,563 and $59,648 for the years ended December 31, 2011 and 2010, respectively.

      Account G also offers,  for an additional  charge in the Monument  Advisor product,  an optional  guaranteed  minimum death benefit rider which  provides a benefit at death if the contract value is less than the total purchase  payments less partial  withdrawals.  These  charges were $29,585 and $8,262 for the years ended  December  31,  2011 and 2010,  respectively.  This fee is  recorded  as a redemption in the accompanying Statements of Changes in Net Assets.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

      The total return is  presented  using the minimum  (Monument  Advisor) and maximum  (Monument)  expense ratio unit values and is defined as the  percentage change of unit values from the beginning of the period represented to the end of the period  represented.  These  ratios do not  include  any  expenses  assessed through  the  redemption  of  units.  Investment  options  with a date  notation indicate the effective date of that investment option in the product.  The total return is calculated  for each period  indicated  from the effective date though the end of the reporting period.

      The  investment  income  ratio is the  ratio of  income  dividends  to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio  consists of the  mortality and expense  charge for each period  indicated.  This ratio  includes  only those  expenses  that result in a direct  reduction  to unit  values.  Charges  made  directly to  contract  owner accounts  through the  redemption of units and expenses of the  underlying  fund have been excluded. Details begin on the following page.

                                                                             123

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      2011   Total ..........................................      222                   $4,055                  0.11%
             Monument Advisor ...............................       --    $18.09             --    -0.33%          --       N/A
             Monument .......................................       --     29.21             --    -1.62%          --      1.30%
      2010   Total ..........................................      113                    2,095                  0.37%
             Monument Advisor ...............................       --     18.15             --    14.01%          --       N/A
             Monument .......................................       --     29.69             --    12.59%          --      1.30%
      2009   Total ..........................................      113                    1,833                  0.00%
             Monument Advisor ...............................       --     15.92             --    51.19%          --       N/A
             Monument .......................................       --     26.37             --    49.15%          --      1.30%
      2008   Total ..........................................       68                      739                  0.00%
             Monument Advisor ...............................       --     10.53             --   -45.16%          --       N/A
             Monument .......................................       --     17.68             --   -45.85%          --      1.30%
      2007   Total ..........................................      304                    5,873                  0.00%
             Monument Advisor ...............................       --     19.20             --    33.52%          --       N/A
             Monument .......................................       --     32.65             --    31.81%          --      1.30%
   Large Cap Growth Portfolio
      2011   Total ..........................................       75                    1,005                  1.03%
             Monument Advisor ...............................       --     13.38             --    -0.30%          --       N/A
             Monument .......................................       --     18.07             --    -1.63%          --      1.30%
      2010   Total ..........................................       73                      984                  0.83%
             Monument Advisor ...............................       --     13.42             --    13.34%          --       N/A
             Monument .......................................       --     18.37             --    11.94%          --      1.30%
      2009   Total ..........................................       94                    1,124                  0.60%
             Monument Advisor ...............................       --     11.84             --    47.63%          --       N/A
             Monument .......................................       --     16.41             --    45.61%          --      1.30%
      2008   Total ..........................................      108                      870                  0.20%
             Monument Advisor ...............................       --      8.02             --   -46.17%          --       N/A
             Monument .......................................       --     11.27             --   -46.84%          --      1.30%
      2007   Total ..........................................      112                    1,685                  0.27%
             Monument Advisor ...............................       --     14.90             --    19.97%          --       N/A
             Monument .......................................       --     21.20             --    18.37%          --      1.30%
   Mid Cap Growth Portfolio
      2011   Total ..........................................       44                      548                  0.31%
             Monument Advisor ...............................       --     11.92             --    -8.31%          --       N/A
             Monument .......................................       --     22.66             --    -9.47%          --      1.30%
      2010   Total ..........................................       92                    1,247                  0.00%
             Monument Advisor ...............................       --     13.00             --    19.38%          --       N/A
             Monument .......................................       --     25.03             --    17.84%          --      1.30%
      2009   Total ..........................................      100                    1,150                  0.00%
             Monument Advisor ...............................       --     10.89             --    51.67%          --       N/A
             Monument .......................................       --     21.24             --    49.68%          --      1.30%
      2008   Total ..........................................       25                      223                  0.16%
             Monument Advisor ...............................       --      7.18             --   -58.33%          --       N/A
             Monument .......................................       --     14.19             --   -58.88%          --      1.30%
      2007   Total ..........................................      200                    3,553                  0.00%
             Monument Advisor ...............................       --     17.23             --    31.53%          --       N/A
             Monument .......................................       --     34.51             --    29.83%          --      1.30%
   Small Cap Growth Portfolio
      2011   Total ..........................................       15                      253                  0.00%
             Monument Advisor ...............................       --     16.87             --    -3.16%          --       N/A
             Monument .......................................       --     16.97             --    -4.39%          --      1.30%
      2010   Total ..........................................       18                      319                  0.00%
             Monument Advisor ...............................       --     17.42             --    25.32%          --       N/A
             Monument .......................................       --     17.75             --    23.69%          --      1.30%
      2009   Total ..........................................       24                      333                  0.00%
             Monument Advisor ...............................       --     13.90             --    45.40%          --       N/A
             Monument .......................................       --     14.35             --    43.64%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS: (continued)
   Small Cap Growth Portfolio (continued)
      2008   Total ..........................................       29                   $  280                  0.00%
             Monument Advisor ...............................       --    $ 9.56             --   -46.56%          --       N/A
             Monument .......................................       --      9.99             --   -47.31%          --      1.30%
      2007   Total ..........................................       67                    1,200                  0.00%
             Monument Advisor ...............................       --     17.89             --    17.23%          --       N/A
             Monument .......................................       --     18.96             --    15.68%          --      1.30%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Global Thematic Growth Portfolio
      2011   Total ..........................................        8                       63                  0.34%
             Monument Advisor ...............................       --      8.00             --   -23.44%          --       N/A
      2010   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.45             --     4.40%          --       N/A
             Inception Nov 19 ...............................       --     10.01             --      N/A          N/A       N/A
   Growth and Income Portfolio
      2011   Total ..........................................       80                      807                  1.48%
             Monument Advisor ...............................       --     10.12             --     6.30%          --       N/A
             Monument .......................................       --     11.58             --     4.99%          --      1.30%
      2010   Total ..........................................       42                      400                  0.00%
             Monument Advisor ...............................       --      9.52             --    13.20%          --       N/A
             Monument .......................................       --     11.03             --    11.64%          --      1.30%
      2009   Total ..........................................       45                      375                  4.70%
             Monument Advisor ...............................       --      8.41             --    20.83%          --       N/A
             Monument .......................................       --      9.88             --    19.18%          --      1.30%
      2008   Total ..........................................       35                      246                  2.52%
             Monument Advisor ...............................       --      6.96             --   -40.66%          --       N/A
             Monument .......................................       --      8.29             --   -41.37%          --      1.30%
      2007   Total ..........................................       39                      456                  0.80%
             Monument Advisor ...............................       --     11.73             --     5.20%          --       N/A
             Monument .......................................       --     14.14             --     3.82%          --      1.30%
   International Growth Portfolio
      2011   Total ..........................................       77                      534                  2.67%
             Monument Advisor ...............................       --      6.98             --   -16.00%          --       N/A
      2010   Total ..........................................       64                      534                  1.91%
             Monument Advisor ...............................       --      8.31             --    12.60%          --       N/A
      2009   Total ..........................................       46                      340                  4.58%
             Monument Advisor ...............................       --      7.38             --    39.25%          --       N/A
      2008   Total ..........................................       22                      115                  0.00%
             Monument Advisor ...............................       --      5.30             --   -47.47%          --       N/A
             Inception May 1 ................................       --     10.09             --      N/A          N/A       N/A
   International Value Portfolio
      2011   Total ..........................................       60                      327                  4.15%
             Monument Advisor ...............................       --      5.47             --   -19.44%          --       N/A
      2010   Total ..........................................       54                      368                  2.80%
             Monument Advisor ...............................       --      6.79             --     4.30%          --       N/A
      2009   Total ..........................................       34                      224                  0.92%
             Monument Advisor ...............................       --      6.51             --    34.50%          --       N/A
      2008   Total ..........................................       70                      340                  0.00%
             Monument Advisor ...............................       --      4.84             --   -51.98%          --       N/A
             Inception May 1 ................................       --     10.08             --      N/A          N/A       N/A
   Small Cap Growth Portfolio
      2011   Total ..........................................      117                    1,448                  0.00%
             Monument Advisor ...............................       --     12.40             --     4.20%          --       N/A
      2010   Total ..........................................       47                      560                  0.00%
             Monument Advisor ...............................       --     11.90             --    36.47%          --       N/A
      2009   Total ..........................................        4                       35                  0.00%
             Monument Advisor ...............................       --      8.72             --    41.33%          --       N/A
      2008   Total ..........................................        4                       22                  0.00%
             Monument Advisor ...............................       --      6.17             --   -39.09%          --       N/A
             Inception May 1 ................................       --     10.13             --      N/A          N/A       N/A

                                                                             125

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
(continued)
   Small-Mid Cap Value Portfolio
      2011   Total ..........................................      265                   $3,002                  0.25%
             Monument Advisor ...............................       --    $11.32             --    -8.64%          --       N/A
      2010   Total ..........................................      208                    2,575                  0.27%
             Monument Advisor ...............................       --     12.39             --    26.56%          --       N/A
      2009   Total ..........................................      117                    1,146                  0.76%
             Monument Advisor ...............................       --      9.79             --    42.71%          --       N/A
      2008   Total ..........................................       97                      667                  0.35%
             Monument Advisor ...............................       --      6.86             --   -35.77%          --       N/A
      2007   Total ..........................................       83                      886                  0.80%
             Monument Advisor ...............................       --     10.68             --     1.52%          --       N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      2011   Total ..........................................       70                      932                  1.85%
             Monument Advisor ...............................       --     13.26             --     5.32%          --       N/A
      2010   Total ..........................................       78                      982                  1.83%
             Monument Advisor ...............................       --     12.59             --    11.71%          --       N/A
      2009   Total ..........................................      101                    1,134                  4.53%
             Monument Advisor ...............................       --     11.27             --    15.47%          --       N/A
      2008   Total ..........................................       77                      754                  3.23%
             Monument Advisor ...............................       --      9.76             --   -20.33%          --       N/A
      2007   Total ..........................................      101                    1,235                  1.90%
             Monument Advisor ...............................       --     12.25             --     4.88%          --       N/A
   Income & Growth Fund
      2011   Total ..........................................       67                      774                  1.47%
             Monument Advisor ...............................       --     11.46             --     3.06%          --       N/A
             Monument .......................................       --     11.60             --     1.84%          --      1.30%
      2010   Total ..........................................       68                      753                  1.60%
             Monument Advisor ...............................       --     11.12             --    14.17%          --       N/A
             Monument .......................................       --     11.39             --    12.66%          --      1.30%
      2009   Total ..........................................       55                      531                  4.85%
             Monument Advisor ...............................       --      9.74             --    18.06%          --       N/A
             Monument .......................................       --     10.11             --    16.61%          --      1.30%
      2008   Total ..........................................       82                      673                  2.02%
             Monument Advisor ...............................       --      8.25             --   -34.58%          --       N/A
             Monument .......................................       --      8.67             --   -35.44%          --      1.30%
      2007   Total ..........................................       89                    1,123                  1.40%
             Monument Advisor ...............................       --     12.61             --    -0.08%          --       N/A
             Monument .......................................       --     13.43             --    -1.40%          --      1.30%
   Inflation Protection Fund
      2011   Total ..........................................      409            $       5,838                  3.77%
             Monument Advisor ...............................       --     14.28             --    11.74%          --       N/A
             Monument .......................................       --     13.88             --    10.33%          --      1.30%
      2010   Total ..........................................      334                    4,263                  1.61%
             Monument Advisor ...............................       --     12.78             --     5.10%          --       N/A
             Monument .......................................       --     12.58             --     3.71%          --      1.30%
      2009   Total ..........................................      246                    2,995                  1.98%
             Monument Advisor ...............................       --     12.16             --    10.24%          --       N/A
             Monument .......................................       --     12.13             --     8.89%          --      1.30%
      2008   Total ..........................................      131                    1,446                  4.59%
             Monument Advisor ...............................       --     11.03             --    -1.61%          --       N/A
             Monument .......................................       --     11.14             --    -2.88%          --      1.30%
      2007   Total ..........................................      106                    1,194                  4.74%
             Monument Advisor ...............................       --     11.21             --     9.58%          --       N/A
             Monument .......................................       --     11.47             --     8.11%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   International Fund
      2011   Total ..........................................       88                   $1,110                  1.22%
             Monument Advisor ...............................       --    $12.65             --   -12.09%          --       N/A
             Monument .......................................       --     11.10             --   -13.15%          --      1.30%
      2010   Total ..........................................       64                      919                  2.32%
             Monument Advisor ...............................       --     14.39             --    13.31%          --       N/A
             Monument .......................................       --     12.78             --    11.81%          --      1.30%
      2009   Total ..........................................       50                      631                  2.60%
             Monument Advisor ...............................       --     12.70             --    33.83%          --       N/A
             Monument .......................................       --     11.43             --    31.99%          --      1.30%
      2008   Total ..........................................       84                      799                  0.88%
             Monument Advisor ...............................       --      9.49             --   -44.86%          --       N/A
             Monument .......................................       --      8.66             --   -45.53%          --      1.30%
      2007   Total ..........................................      156                    2,683                  0.18%
             Monument Advisor ...............................       --     17.21             --    18.12%          --       N/A
             Monument .......................................       --     15.90             --    16.57%          --      1.30%
   Large Company Value Fund
      2011   Total ..........................................       47                      377                  2.05%
             Monument Advisor ...............................       --      7.99             --     1.14%          --       N/A
      2010   Total ..........................................       13                      101                  1.35%
             Monument Advisor ...............................       --      7.90             --    10.96%          --       N/A
      2009   Total ..........................................       17                      119                  4.68%
             Monument Advisor ...............................       --      7.12             --    20.07%          --       N/A
      2008   Total ..........................................       11                       68                  1.59%
             Monument Advisor ...............................       --      5.93             --   -37.32%          --       N/A
      2007   Total ..........................................        3                       29                  0.00%
             Monument Advisor ...............................       --      9.46             --    -5.78%          --       N/A
             Inception May 1 ................................       --     10.04             --      N/A          N/A       N/A
   Mid Cap Value Fund
      2011   Total ..........................................      125                    1,557                  1.50%
             Monument Advisor ...............................       --     12.44             --    -0.64%          --       N/A
      2010   Total ..........................................       47                      586                  3.01%
             Monument Advisor ...............................       --     12.52             --    19.24%          --       N/A
      2009   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.50             --     5.11%          --       N/A
             Inception Nov 20 ...............................       --      9.99             --      N/A          N/A       N/A
   Ultra Fund
      2011   Total ..........................................      116                    1,251                  0.00%
             Monument Advisor ...............................       --     10.75             --     1.13%          --       N/A
      2010   Total ..........................................       14                      151                  0.93%
             Monument Advisor ...............................       --     10.63             --    16.05%          --       N/A
      2009   Total ..........................................        2                       23                  0.32%
             Monument Advisor ...............................       --      9.16             --    34.51%          --       N/A
      2008   Total ..........................................       80                      542                  0.00%
             Monument Advisor ...............................       --      6.81             --   -41.49%          --       N/A
      2007   Total ..........................................      117                    1,357                  0.00%
             Monument Advisor ...............................       --     11.64             --    16.17%          --       N/A
             Inception May 1 ................................       --     10.02             --      N/A          N/A       N/A
   Value Fund
      2011   Total ..........................................      195                    2,386                  2.02%
             Monument Advisor ...............................       --     12.21             --     0.99%          --       N/A
             Monument .......................................       --     15.93             --    -0.25%          --      1.30%
      2010   Total ..........................................      181                    2,187                  2.27%
             Monument Advisor ...............................       --     12.09             --    13.41%          --       N/A
             Monument .......................................       --     15.97             --    11.91%          --      1.30%
      2009   Total ..........................................      151                    1,615                  5.22%
             Monument Advisor ...............................       --     10.66             --    19.91%          --       N/A
             Monument .......................................       --     14.27             --    18.33%          --      1.30%

                                                                             127

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Value Fund (continued)
      2008   Total ..........................................       108                  $  970                  2.15%
             Monument Advisor ...............................        --   $ 8.89             --   -26.77%          --       N/A
             Monument .......................................        --    12.06             --   -27.70%          --      1.30%
      2007   Total ..........................................       103                   1,259                  0.97%
             Monument Advisor ...............................        --    12.14             --    -5.16%          --       N/A
             Monument .......................................        --    16.68             --    -6.40%          --      1.30%
   Vista Fund
      2011   Total ..........................................        20                     179                  0.00%
             Monument Advisor ...............................        --     8.96             --    -7.91%          --       N/A
      2010   Total ..........................................        96                     938                  0.00%
             Monument Advisor ...............................        --     9.73             --    23.95%          --       N/A
      2009   Total ..........................................         4                      34                  0.00%
             Monument Advisor ...............................        --     7.85             --    22.46%          --       N/A
      2008   Total ..........................................        10                      67                  0.00%
             Monument Advisor ...............................        --     6.41             --   -48.64%          --       N/A
      2007   Total ..........................................        33                     408                  0.00%
             Monument Advisor ...............................        --    12.48             --    25.18%          --       N/A
             Inception May 1 ................................        --     9.97             --      N/A          N/A       N/A
BLACKROCK VARIABLE SERIES TRUST FUNDS:
   Capital Appreciation V.I. Fund
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.05             --     1.01%          --       N/A
             Inception November 18 ..........................        --     9.95             --      N/A          N/A       N/A
   Equity Dividend V.I. Fund
      2011   Total ..........................................        43                     448                  6.81%
             Monument Advisor ...............................        --    10.46             --     4.50%          --       N/A
             Inception November 18 ..........................        --    10.01             --      N/A          N/A       N/A
   Global Allocation V.I. Fund
      2011   Total ..........................................        21                     210                  5.08%
             Monument Advisor ...............................        --     9.99             --     0.00%          --       N/A
             Inception November 18 ..........................        --     9.99             --      N/A          N/A       N/A
   Large Cap Core V.I. Fund
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.34             --     3.50%          --       N/A
             Inception November 18 ..........................        --     9.99             --      N/A          N/A       N/A
   Large Cap Growth V.I. Fund
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.29             --     3.21%          --       N/A
             Inception November 18 ..........................        --     9.97             --      N/A          N/A       N/A
   Large Cap Value V.I. Fund
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.46             --     4.29%          --       N/A
             Inception November 18 ..........................        --    10.03             --      N/A          N/A       N/A
   Total Return V.I. Fund
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.00             --     0.20%          --       N/A
             Inception November 18 ..........................        --     9.98             --      N/A          N/A       N/A
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   Select Large-Cap Value Portfolio
      2011   Total ..........................................       125                   1,147                  0.00%
             Monument Advisor ...............................        --     9.17             --    -8.39%          --       N/A
             Inception March 14 .............................        --    10.01             --      N/A          N/A       N/A
   Select Smaller-Cap Value Portfolio
      2011   Total ..........................................         9                      77                  0.00%
             Monument Advisor ...............................        --     8.81             --   -11.19%          --       N/A
             Inception March 14 .............................        --     9.92             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

COLUMBIA FUNDS VARIABLE SERIES TRUST: (continued)
   CVP Seligman Global Technology Portfolio
      2011   Total ..........................................        52                  $  867                  0.00%
             Monument Advisor ...............................        --   $17.07             --    -6.05%          --       N/A
             Monument .......................................        --     6.70             --    -7.20%          --      1.30%
      2010   Total ..........................................        41                     731                  0.00%
             Monument Advisor ...............................        --    18.17             --    15.07%          --       N/A
             Monument .......................................        --     7.22             --    13.52%          --      1.30%
      2009   Total ..........................................        41                     633                  0.00%
             Monument Advisor ...............................        --    15.79             --    62.11%          --       N/A
             Monument .......................................        --     6.36             --    60.20%          --      1.30%
      2008   Total ..........................................         8                      77                  0.00%
             Monument Advisor ...............................        --     9.74             --   -40.39%          --       N/A
             Monument .......................................        --     3.97             --   -41.19%          --      1.30%
      2007   Total ..........................................        20                     307                  0.00%
             Monument Advisor ...............................        --    16.34             --    15.31%          --       N/A
             Monument .......................................        --     6.75             --    13.83%          --      1.30%
CREDIT SUISSE TRUST:
   Commodity Return Strategy Fund
      2011   Total ..........................................        77                     710                  2.48%
             Monument Advisor ...............................        --     9.20             --   -12.63%          --       N/A
      2010   Total ..........................................        45                     469                  7.58%
             Monument Advisor ...............................        --    10.53             --    16.74%          --       N/A
      2009   Total ..........................................        45                     409                 12.13%
             Monument Advisor ...............................        --     9.02             --    19.47%          --       N/A
      2008   Total ..........................................        30                     226                  1.22%
             Monument Advisor ...............................        --     7.55             --   -33.77%          --       N/A
      2007   Total ..........................................        23                     258                  6.80%
             Monument Advisor ...............................        --    11.40             --    17.40%          --       N/A
DFA INVESTMENT DIMENSIONS GROUP, INC.:
   VA Global Bond Portfolio
      2011   Total ..........................................       827                   8,560                  4.50%
             Monument Advisor ...............................        --    10.35             --     4.55%          --       N/A
      2010   Total ..........................................       261                   2,586                  5.50%
             Monument Advisor ...............................        --     9.90             --    -0.80%          --       N/A
             Inception May 1 ................................        --     9.98             --      N/A          N/A       N/A
   VA International Small Portfolio
      2011   Total ..........................................       255                   2,739                  4.00%
             Monument Advisor ...............................        --    10.75             --   -14.82%          --       N/A
      2010   Total ..........................................        86                   1,086                  2.77%
             Monument Advisor ...............................        --    12.62             --    24.58%          --       N/A
             Inception May 1 ................................        --    10.13             --      N/A          N/A       N/A
   VA International Value Portfolio
      2011   Total ..........................................       376                   3,737                  5.66%
             Monument Advisor ...............................        --     9.93             --   -16.97%          --       N/A
      2010   Total ..........................................        64                     768                  4.14%
             Monument Advisor ...............................        --    11.96             --    17.49%          --       N/A
             Inception May 1 ................................        --    10.18             --      N/A          N/A       N/A
   VA Short-Term Fixed Portfolio
      2011   Total ..........................................       419                   4,218                  0.65%
             Monument Advisor ...............................        --    10.06             --     0.50%          --       N/A
      2010   Total ..........................................        58                     581                  1.16%
             Monument Advisor ...............................        --    10.01             --     0.20%          --       N/A
             Inception May 1 ................................        --     9.99             --      N/A          N/A       N/A
   VA U.S. Large Value Portfolio
      2011   Total ..........................................       356                   4,286                  2.31%
             Monument Advisor ...............................        --    12.06             --    -3.37%          --       N/A
      2010   Total ..........................................        88                   1,102                  3.30%
             Monument Advisor ...............................        --    12.48             --    22.35%          --       N/A
             Inception May 1 ................................        --    10.20             --      N/A          N/A       N/A

                                                                             129

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP, INC.: (continued)
   VA U.S. Targeted Value Portfolio
      2011   Total ..........................................       272                 $ 3,390                  1.28%
             Monument Advisor ...............................        --   $12.44             --    -4.60%          --       N/A
      2010   Total ..........................................        39                     502                  1.03%
             Monument Advisor ...............................        --    13.04             --    27.10%          --       N/A
             Inception May 1 ................................        --    10.26             --      N/A          N/A       N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      2011   Total ..........................................       390                   4,598                  3.17%
             Monument Advisor ...............................        --    11.78             --     4.90%          --       N/A
      2010   Total ..........................................        14                     152                  7.47%
             Monument Advisor ...............................        --    11.23             --     3.98%          --       N/A
      2009   Total ..........................................       297                   3,211                  3.24%
             Monument Advisor ...............................        --    10.80             --     9.87%          --       N/A
      2008   Total ..........................................     1,119                  11,006                  7.25%
             Monument Advisor ...............................        --     9.83             --    -9.98%          --       N/A
      2007   Total ..........................................       284                   3,099                  5.07%
             Monument Advisor ...............................        --    10.92             --    -1.80%          --       N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index Portfolio
      2011   Total ..........................................       126                   1,800                  0.58%
             Monument Advisor ...............................        --    14.26             --     0.56%          --       N/A
      2010   Total ..........................................        98                   1,388                  0.54%
             Monument Advisor ...............................        --    14.18             --    25.82%          --       N/A
      2009   Total ..........................................       104                   1,176                  2.53%
             Monument Advisor ...............................        --    11.27             --    24.94%          --       N/A
      2008   Total ..........................................       134                   1,208                  0.88%
             Monument Advisor ...............................        --     9.02             --   -30.88%          --       N/A
      2007   Total ..........................................       158                   2,058                  0.24%
             Monument Advisor ...............................        --    13.05             --    -0.68%          --       N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      2011   Total ..........................................        21                     267                  0.53%
             Monument Advisor ...............................        --    13.08             --     0.93%          --       N/A
             Monument .......................................        --     9.88             --    -0.40%          --      1.30%
      2010   Total ..........................................         4                      48                  1.35%
             Monument Advisor ...............................        --    12.96             --    14.79%          --       N/A
             Monument .......................................        --     9.92             --    13.37%          --      1.30%
      2009   Total ..........................................        10                     113                  0.70%
             Monument Advisor ...............................        --    11.29             --    33.77%          --       N/A
             Monument .......................................        --     8.75             --    31.98%          --      1.30%
      2008   Total ..........................................         8                      69                  0.49%
             Monument Advisor ...............................        --     8.44             --   -34.42%          --       N/A
             Monument .......................................        --     6.63             --   -35.25%          --      1.30%
      2007   Total ..........................................         4                      52                  0.19%
             Monument Advisor ...............................        --    12.87             --     7.79%          --       N/A
             Monument .......................................        --    10.24             --     6.33%          --      1.30%
DREYFUS STOCK INDEX FUND
      2011   Total ..........................................       600                   7,367                  1.82%
             Monument Advisor ...............................        --    12.28             --     1.91%          --       N/A
             Monument .......................................        --    11.60             --     0.61%          --      1.30%
      2010   Total ..........................................       793                   9,549                  1.87%
             Monument Advisor ...............................        --    12.05             --    14.76%          --       N/A
             Monument .......................................        --    11.53             --    13.37%          --      1.30%
      2009   Total ..........................................       614                   6,444                  2.10%
             Monument Advisor ...............................        --    10.50             --    26.35%          --       N/A
             Monument .......................................        --    10.17             --    24.63%          --      1.30%
      2008   Total ..........................................       646                   5,362                  2.11%
             Monument Advisor ...............................        --     8.31             --   -37.14%          --       N/A
             Monument .......................................        --     8.16             --   -37.95%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND (continued)
      2007   Total ..........................................       793                 $10,479                  1.91%
             Monument Advisor ...............................        --   $13.22             --     5.25%          --       N/A
             Monument .......................................        --    13.15             --     3.87%          --      1.30%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      2011   Total ..........................................       239                   2,444                  2.23%
             Monument Advisor ...............................        --    10.21             --   -18.45%          --       N/A
             Monument .......................................        --    12.20             --   -19.53%          --      1.30%
      2010   Total ..........................................       295                   3,714                  1.80%
             Monument Advisor ...............................        --    12.52             --     4.42%          --       N/A
             Monument .......................................        --    15.16             --     3.13%          --      1.30%
      2009   Total ..........................................       261                   3,149                  4.06%
             Monument Advisor ...............................        --    11.99             --    30.90%          --       N/A
             Monument .......................................        --    14.70             --    29.29%          --      1.30%
      2008   Total ..........................................       292                   2,688                  2.44%
             Monument Advisor ...............................        --     9.16             --   -37.30%          --       N/A
             Monument .......................................        --    11.37             --   -38.14%          --      1.30%
      2007   Total ..........................................       393                   5,773                  1.27%
             Monument Advisor ...............................        --    14.61             --     4.21%          --       N/A
             Monument .......................................        --    18.38             --     2.80%          --      1.30%
EATON VANCE VARIABLE TRUST:
   Floating-Rate Fund
      2011   Total ..........................................       749                   7,995                  4.22%
             Monument Advisor ...............................        --    10.67             --     2.50%          --       N/A
      2010   Total ..........................................       281                   2,925                  3.12%
             Monument Advisor ...............................        --    10.41             --     4.10%          --       N/A
             Inception May 1 ................................        --    10.00             --      N/A          N/A       N/A
   Large-Cap Value Fund
      2011   Total ..........................................        22                     223                  1.04%
             Monument Advisor ...............................        --    10.20             --    -5.99%          --       N/A
      2010   Total ..........................................        26                     287                  8.53%
             Monument Advisor ...............................        --    10.85             --     7.11%          --       N/A
             Inception May 1 ................................        --    10.13             --      N/A          N/A       N/A
FEDERATED INSURANCE SERIES:
   High Income Bond Fund II
      2011   Total ..........................................       122                   2,020                  9.06%
             Monument Advisor ...............................        --    16.54             --     5.15%          --       N/A
             Monument .......................................        --    17.17             --     3.81%          --      1.30%
      2010   Total ..........................................       174                   2,737                  9.08%
             Monument Advisor ...............................        --    15.73             --    14.73%          --       N/A
             Monument .......................................        --    16.54             --    13.29%          --      1.30%
      2009   Total ..........................................       604                   8,284                  2.59%
             Monument Advisor ...............................        --    13.71             --    52.84%          --       N/A
             Monument .......................................        --    14.60             --    50.83%          --      1.30%
      2008   Total ..........................................       159                   1,427                  8.55%
             Monument Advisor ...............................        --     8.97             --   -25.99%          --       N/A
             Monument .......................................        --     9.68             --   -26.94%          --      1.30%
      2007   Total ..........................................       125                   1,514                  7.17%
             Monument Advisor ...............................        --    12.12             --     3.41%          --       N/A
             Monument .......................................        --    13.25             --     2.08%          --      1.30%
   Kaufmann Fund II
      2011   Total ..........................................        44                     423                  0.85%
             Monument Advisor ...............................        --     9.72             --   -13.45%          --       N/A
      2010   Total ..........................................        49                     551                  0.00%
             Monument Advisor ...............................        --    11.23             --    17.71%          --       N/A
      2009   Total ..........................................        68                     649                  0.00%
             Monument Advisor ...............................        --     9.54             --    29.09%          --       N/A

                                                                             131

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:  (continued)
   Kaufmann Fund II (continued)
      2008   Total ..........................................        97                  $  713                  0.00%
             Monument Advisor ...............................        --   $ 7.39             --   -41.90%          --       N/A
      2007   Total ..........................................        37                     469                  0.00%
             Monument Advisor ...............................        --    12.72             --    20.68%          --       N/A
   Managed Volatility Fund II
      2011   Total ..........................................        63                     973                  3.31%
             Monument Advisor ...............................        --    15.52             --     4.72%          --       N/A
             Monument .......................................        --    11.38             --     3.36%          --      1.30%
      2010   Total ..........................................        34                     501                  5.34%
             Monument Advisor ...............................        --    14.82             --    12.10%          --       N/A
             Monument .......................................        --    11.01             --    10.65%          --      1.30%
      2009   Total ..........................................        38                     507                  5.48%
             Monument Advisor ...............................        --    13.22             --    28.23%          --       N/A
             Monument .......................................        --     9.95             --    26.59%          --      1.30%
      2008   Total ..........................................        31                     316                  7.49%
             Monument Advisor ...............................        --    10.31             --   -20.32%          --       N/A
             Monument .......................................        --     7.86             --   -21.40%          --      1.30%
      2007   Total ..........................................        60                     770                  4.28%
             Monument Advisor ...............................        --    12.94             --     4.02%          --       N/A
             Monument .......................................        --    10.00             --     2.67%          --      1.30%
FIDELITY VARIABLE INSURANCE PRODUCTS:
   Balanced Portfolio
      2011   Total ..........................................        18                     182                  1.41%
             Monument Advisor ...............................        --    10.13             --    -3.80%          --       N/A
      2010   Total ..........................................         4                      39                  0.00%
             Monument Advisor ...............................        --    10.53             --     4.99%          --       N/A
             Inception Nov 19 ...............................        --    10.03             --      N/A          N/A       N/A
   Contrafund Portfolio
      2011   Total ..........................................       183                   1,894                  1.61%
             Monument Advisor ...............................        --    10.35             --    -2.73%          --       N/A
      2010   Total ..........................................        37                     399                  1.28%
             Monument Advisor ...............................        --    10.64             --     5.98%          --       N/A
             Inception Nov 19 ...............................        --    10.04             --      N/A          N/A       N/A
   Disciplined Small Cap Portfolio
      2011   Total ..........................................        25                     265                  0.24%
             Monument Advisor ...............................        --    10.69             --    -1.57%          --       N/A
      2010   Total ..........................................         8                      85                  0.00%
             Monument Advisor ...............................        --    10.86             --     8.28%          --       N/A
             Inception Nov 19 ...............................        --    10.03             --      N/A          N/A       N/A
   Dynamic Capital Appreciation Portfolio
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.09             --    -2.70%          --       N/A
      2010   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.37             --     2.98%          --       N/A
             Inception Nov 19 ...............................        --    10.07             --      N/A          N/A       N/A
   Equity-Income Portfolio
      2011   Total ..........................................        25                     268                  7.80%
             Monument Advisor ...............................        --    10.72             --     0.66%          --       N/A
      2010   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.65             --     6.29%          --       N/A
             Inception Nov 19 ...............................        --    10.02             --      N/A          N/A       N/A
   Growth Portfolio
      2011   Total ..........................................        41                     441                  0.16%
             Monument Advisor ...............................        --    10.65             --     0.00%          --       N/A
      2010   Total ..........................................        26                     275                  0.03%
             Monument Advisor ...............................        --    10.65             --     6.08%          --       N/A
             Inception Nov 19 ...............................        --    10.04             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
   Growth & Income Portfolio
      2011   Total ..........................................         4                  $   46                  2.26%
             Monument Advisor ...............................        --   $10.74             --     1.42%          --       N/A
      2010   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.59             --     5.58%          --       N/A
             Inception Nov 19 ...............................        --    10.03             --      N/A          N/A       N/A
   Growth Opportunities Portfolio
      2011   Total ..........................................         1                      9                   0.00%
             Monument Advisor ...............................        --    10.91             --     1.96%          --       N/A
      2010   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.70             --     5.84%          --       N/A
             Inception Nov 19 ...............................        --    10.11             --      N/A          N/A       N/A
   High Income Portfolio
      2011   Total ..........................................       441                   4,603                  6.36%
             Monument Advisor ...............................        --    10.44             --     3.67%          --       N/A
      2010   Total ..........................................       295                   2,973                  6.64%
             Monument Advisor ...............................        --    10.07             --     0.90%          --       N/A
             Inception Nov 19 ...............................        --     9.98             --      N/A          N/A       N/A
   International Capital Appreciation Portfolio
      2011   Total ..........................................        18                     162                  1.42%
             Monument Advisor ...............................        --     8.97             --   -12.83%          --       N/A
      2010   Total ..........................................         6                      65                  0.87%
             Monument Advisor ...............................        --    10.29             --     2.69%          --       N/A
             Inception Nov 19 ...............................        --    10.02             --      N/A          N/A       N/A
   Investment Grade Bond Portfolio
      2011   Total ..........................................       312                   3,323                  3.58%
             Monument Advisor ...............................        --    10.65             --     7.04%          --       N/A
      2010   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --     9.95             --    -0.60%          --       N/A
             Inception Nov 19 ...............................        --    10.01             --      N/A          N/A       N/A
   Mid Cap Portfolio
      2011   Total ..........................................        57                     526                  0.03%
             Monument Advisor ...............................        --     9.22             --   -10.83%          --       N/A
      2010   Total ..........................................        28                     290                  0.14%
             Monument Advisor ...............................        --    10.34             --     3.19%          --       N/A
             Inception Nov 19 ...............................        --    10.02             --      N/A          N/A       N/A
   Overseas Portfolio
      2011   Total ..........................................        41                     350                  1.96%
             Monument Advisor ...............................        --     8.44             --   -17.34%          --       N/A
      2010   Total ..........................................        10                     105                  0.88%
             Monument Advisor ...............................        --    10.21             --     1.90%          --       N/A
             Inception Nov 19 ...............................        --    10.02             --      N/A          N/A       N/A
   Real Estate Portfolio
      2011   Total ..........................................       187                   2,137                  1.59%
             Monument Advisor ...............................        --    11.45             --     7.82%          --       N/A
      2010   Total ..........................................        26                     279                  0.79%
             Monument Advisor ...............................        --    10.62             --     5.67%          --       N/A
             Inception Nov 19 ...............................        --    10.05             --      N/A          N/A       N/A
   Strategic Income Portfolio
      2011   Total ..........................................       648                   6,753                 12.38%
             Monument Advisor ...............................        --    10.43             --     4.51%          --       N/A
      2010   Total ..........................................        18                     176                  3.25%
             Monument Advisor ...............................        --     9.98             --    -0.10%          --       N/A
             Inception Nov 19 ...............................        --     9.99             --      N/A          N/A       N/A
   Value Leaders Portfolio
      2011   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --   $ 9.81             --    -8.23%          --       N/A
      2010   Total ..........................................        --                      --                  0.00%
             Monument Advisor ...............................        --    10.69             --     6.47%          --       N/A
             Inception Nov 19 ...............................        --    10.04             --      N/A          N/A       N/A

                                                                             133

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS: (continued)
   Value Portfolio
     2011   Total ...........................................         2                  $   16                  1.17%
            Monument Advisor ................................        --   $10.36             --    -2.72%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.65             --     6.18%          --       N/A
            Inception Nov 19 ................................        --    10.03             --      N/A          N/A       N/A
   Value Strategies Portfolio
     2011   Total ...........................................         1                       9                  1.20%
            Monument Advisor ................................        --     9.81             --    -9.08%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.79             --     7.58%          --       N/A
            Inception Nov 19 ................................        --    10.03             --      N/A          N/A       N/A
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
IBBOTSON ETF ASSET ALLOCATION SERIES:
   Aggressive Growth Portfolio
     2011   Total ...........................................         1                       5                  0.20%
            Monument Advisor ................................        --     9.22             --    -5.05%          --       N/A
     2010   Total ...........................................         3                      32                  0.70%
            Monument Advisor ................................        --     9.71             --    15.18%          --       N/A
     2009   Total ...........................................         3                      21                  0.70%
            Monument Advisor ................................        --     8.43             --    27.34%          --       N/A
     2008   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     6.62             --   -34.52%          --       N/A
            Inception May 1 .................................        --    10.11             --      N/A          N/A       N/A
   Balanced Portfolio
     2011   Total ...........................................       247                   2,515                  1.00%
            Monument Advisor ................................        --    10.19             --    -0.97%          --       N/A
     2010   Total ...........................................       242                   2,488                  0.96%
            Monument Advisor ................................        --    10.29             --    11.73%          --       N/A
     2009   Total ...........................................        89                     822                  1.74%
            Monument Advisor ................................        --     9.21             --    19.46%          --       N/A
     2008   Total ...........................................        59                     453                  0.04%
            Monument Advisor ................................        --     7.71             --   -23.51%          --       N/A
            Inception May 1 .................................        --    10.08             --      N/A          N/A       N/A
   Conservative Portfolio
     2011   Total ...........................................       148                   1,640                  1.22%
            Monument Advisor ................................        --    11.09             --     3.16%          --       N/A
     2010   Total ...........................................       156                   1,679                  1.42%
            Monument Advisor ................................        --    10.75             --     6.33%          --       N/A
     2009   Total ...........................................       144                   1,452                  0.76%
            Monument Advisor ................................        --    10.11             --     8.36%          --       N/A
     2008   Total ...........................................        28                     260                  0.00%
            Monument Advisor ................................        --     9.33             --    -6.89%          --       N/A
            Inception May 1 .................................        --    10.02             --      N/A          N/A       N/A
   Growth Portfolio
     2011   Total ...........................................       161                   1,546                  1.60%
            Monument Advisor ................................        --     9.61             --    -3.61%          --       N/A
     2010   Total ...........................................        75                     746                  0.93%
            Monument Advisor ................................        --     9.97             --    13.81%          --       N/A
     2009   Total ...........................................        37                     320                  2.11%
            Monument Advisor ................................        --     8.76             --    24.61%          --       N/A
     2008   Total ...........................................         1                       9                  0.22%
            Monument Advisor ................................        --     7.03             --   -30.40%          --       N/A
            Inception May 1 .................................        --    10.10             --      N/A          N/A       N/A
   Income and Growth Portfolio
     2011   Total ...........................................        61                     653                  0.84%
            Monument Advisor ................................        --    10.64             --     1.04%          --       N/A
     2010   Total ...........................................        61                     646                  0.43%
            Monument Advisor ................................        --    10.53             --     8.89%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST: (continued)
IBBOTSON ETF ASSET ALLOCATION SERIES: (continued)
   Income and Growth Portfolio (continued)
     2009   Total ...........................................        26                 $   254                  0.92%
            Monument Advisor ................................        --   $ 9.67             --    13.36%          --       N/A
     2008   Total ...........................................         5                      42                  0.00%
            Monument Advisor ................................        --     8.53             --   -15.12%          --       N/A
            Inception May 1 .................................        --    10.05             --      N/A          N/A       N/A
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable Fund
     2011   Total ...........................................       526                   7,387                  1.32%
            Monument Advisor ................................        --    14.05             --    -6.33%          --       N/A
     2010   Total ...........................................       385                   5,780                  2.20%
            Monument Advisor ................................        --    15.00             --    19.24%          --       N/A
     2009   Total ...........................................       238                   2,993                  0.72%
            Monument Advisor ................................        --    12.58             --    20.27%          --       N/A
     2008   Total ...........................................        27                     277                  1.65%
            Monument Advisor ................................        --    10.46             --     6.95%          --       N/A
            Inception November 14 ...........................        --     9.78             --      N/A          N/A       N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Global Real Estate Securities II Fund
     2011   Total ...........................................        86                   1,172                  7.01%
            Monument Advisor ................................        --    13.55             --    -5.64%          --       N/A
     2010   Total ...........................................        55                     785                  2.54%
            Monument Advisor ................................        --    14.36             --    20.98%          --       N/A
     2009   Total ...........................................        48                     566                 11.68%
            Monument Advisor ................................        --    11.87             --    19.06%          --       N/A
     2008   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.97             --     6.63%          --       N/A
            Inception November 14 ...........................        --     9.35             --      N/A          N/A       N/A
   High Income Securities II Fund
     2011   Total ...........................................        79                   1,328                  8.87%
            Monument Advisor ................................        --    16.83             --     4.60%          --       N/A
     2010   Total ...........................................        90                   1,443                  1.30%
            Monument Advisor ................................        --    16.09             --    13.23%          --       N/A
     2009   Total ...........................................       726                  10,315                12.15%
            Monument Advisor ................................        --    14.21             --    42.67%          --       N/A
     2008   Total ...........................................        24                     242                  0.00%
            Monument Advisor ................................        --     9.96             --     0.71%          --       N/A
            Inception November 14 ...........................        --     9.89             --      N/A          N/A       N/A
   Income Securities II Fund
     2011   Total ...........................................       323                   5,095                  4.59%
            Monument Advisor ................................        --    15.75             --     2.34%          --       N/A
     2010   Total ...........................................       454                   6,988                  2.09%
            Monument Advisor ................................        --    15.39             --    12.66%          --       N/A
     2009   Total ...........................................       628                   8,571                  1.17%
            Monument Advisor ................................        --    13.66             --    35.65%          --       N/A
     2008   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.07             --     2.44%          --       N/A
            Inception November 14 ...........................        --     9.83             --      N/A          N/A       N/A
   Mutual Shares Securities II Fund
     2011   Total ...........................................       161                   2,206                  2.41%
            Monument Advisor ................................        --    13.71             --    -1.01%          --       N/A
     2010   Total ...........................................       117                   1,615                  1.82%
            Monument Advisor ................................        --    13.85             --    11.16%          --       N/A
     2009   Total ...........................................        71                     885                  1.80%
            Monument Advisor ................................        --    12.46             --    26.11%          --       N/A
     2008   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.88             --     1.96%          --       N/A
            Inception November 14 ...........................        --     9.69             --      N/A          N/A       N/A

                                                                             135

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
(continued)
   Strategic Income Securities II Fund
     2011   Total ...........................................       189                 $ 2,781                  5.82%
            Monument Advisor ................................        --   $14.73             --     2.58%          --       N/A
     2010   Total ...........................................       216                   3,101                  3.96%
            Monument Advisor ................................        --    14.36             --    10.89%          --       N/A
     2009   Total ...........................................       135                   1,747                  8.18%
            Monument Advisor ................................        --    12.95             --    25.73%          --       N/A
     2008   Total ...........................................         4                      44                  0.00%
            Monument Advisor ................................        --    10.30             --     3.00%          --       N/A
            Inception November 14 ...........................        --    10.00             --      N/A          N/A       N/A
   Templeton Global Bond Securities II Fund
     2011   Total ...........................................       902                  13,043                  5.22%
            Monument Advisor ................................        --    14.46             --    -0.89%          --       N/A
     2010   Total ...........................................       544                   7,934                  1.39%
            Monument Advisor ................................        --    14.59             --    14.43%          --       N/A
     2009   Total ...........................................       250                   3,185                  8.18%
            Monument Advisor ................................        --    12.75             --    18.72%          --       N/A
     2008   Total ...........................................        18                     196                  0.00%
            Monument Advisor ................................        --    10.74             --     6.76%          --       N/A
            Inception November 14 ...........................        --    10.06             --      N/A          N/A       N/A
   U.S. Government II Fund
     2011   Total ...........................................       495                   5,906                  2.01%
            Monument Advisor ................................        --    11.93             --     5.67%          --       N/A
     2010   Total ...........................................       152                   1,716                  2.38%
            Monument Advisor ................................        --    11.29             --     5.32%          --       N/A
     2009   Total ...........................................       122                   1,313                  3.53%
            Monument Advisor ................................        --    10.72             --     3.08%          --       N/A
     2008   Total ...........................................         7                      73                  0.00%
            Monument Advisor ................................        --    10.40             --     3.90%          --       N/A
            Inception November 14 ...........................        --    10.01             --      N/A          N/A       N/A
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     2011   Total ...........................................         1                       5                  0.00%
            Monument Advisor ................................        --     9.28             --    -3.43%          --       N/A
            Monument ........................................        --    11.44             --    -4.59%          --      1.30%
     2010   Total ...........................................        --                       4                  0.19%
            Monument Advisor ................................        --     9.61             --     7.02%          --       N/A
            Monument ........................................        --    11.99             --     5.55%          --      1.30%
     2009   Total ...........................................        65                     588                  1.57%
            Monument Advisor ................................        --     8.98             --    47.70%          --       N/A
            Monument ........................................        --    11.36             --    45.83%          --      1.30%
     2008   Total ...........................................        44                     269                  0.48%
            Monument Advisor ................................        --     6.08             --   -51.90%          --       N/A
            Monument ........................................        --     7.79             --   -52.53%          --      1.30%
     2007   Total ...........................................        15                     192                  0.25%
            Monument Advisor ................................        --    12.64             --     1.36%          --       N/A
            Monument ........................................        --    16.41             --     0.06%          --      1.30%
   Capital Development Fund
     2011   Total ...........................................        37                     300                  0.00%
            Monument Advisor ................................        --     8.21             --    -7.23%          --       N/A
     2010   Total ...........................................         7                      65                  0.00%
            Monument Advisor ................................        --     8.85             --    18.79%          --       N/A
     2009   Total ...........................................        17                     126                  0.00%
            Monument Advisor ................................        --     7.45             --    42.45%          --       N/A
     2008   Total ...........................................         1                       5                  0.00%
            Monument Advisor ................................        --     5.23             --   -47.01%          --       N/A
     2007   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.87             --     0.20%          --       N/A
            Inception November 9 ............................        --     9.85             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Core Equity Fund
     2011   Total ...........................................        69                  $  801                  0.85%
            Monument Advisor ................................        --   $11.63             --    -0.09%          --       N/A
            Monument ........................................        --    10.80             --    -1.37%          --      1.30%
     2010   Total ...........................................        39                     455                  0.52%
            Monument Advisor ................................        --    11.64             --     9.60%          --       N/A
            Monument ........................................        --    10.95             --     8.09%          --      1.30%
     2009   Total ...........................................       112                   1,193                  1.88%
            Monument Advisor ................................        --    10.62             --    28.26%          --       N/A
            Monument ........................................        --    10.13             --    26.63%          --      1.30%
     2008   Total ...........................................       146                   1,211                  8.69%
            Monument Advisor ................................        --     8.28             --   -30.13%          --       N/A
            Monument ........................................        --     8.00             --   -31.03%          --      1.30%
     2007   Total ...........................................        10                     113                  1.13%
            Monument Advisor ................................        --    11.85             --     8.12%          --       N/A
            Monument ........................................        --    11.60             --     6.72%          --      1.30%
   Dividend Growth Fund
     2011   Total ...........................................        52                     483                  0.00%
            Monument Advisor ................................        --     9.22             --    -7.71%          --       N/A
            Inception April 29 ..............................        --     9.99             --      N/A          N/A       N/A
   Global Health Care Fund
     2011   Total ...........................................        26                     348                  0.00%
            Monument Advisor ................................        --    13.24             --     4.01%          --       N/A
            Monument ........................................        --    11.85             --     2.60%          --      1.30%
     2010   Total ...........................................        23                     289                  0.00%
            Monument Advisor ................................        --    12.73             --     5.29%          --       N/A
            Monument ........................................        --    11.55             --     3.96%          --      1.30%
     2009   Total ...........................................        14                     173                  0.14%
            Monument Advisor ................................        --    12.09             --    27.67%          --       N/A
            Monument ........................................        --    11.11             --    25.96%          --      1.30%
     2008   Total ...........................................         5                      42                  0.00%
            Monument Advisor ................................        --     9.47             --   -28.64%          --       N/A
            Monument ........................................        --     8.82             --   -29.50%          --      1.30%
     2007   Total ...........................................        12                     159                  0.00%
            Monument Advisor ................................        --    13.27             --    11.89%          --       N/A
            Monument ........................................        --    12.51             --    10.41%          --      1.30%
   Global Real Estate Fund
     2011   Total ...........................................       158                   2,020                  3.92%
            Monument Advisor ................................        --    12.62             --    -6.52%          --       N/A
            Monument ........................................        --    22.05             --    -7.70%          --      1.30%
     2010   Total ...........................................       166                   2,310                  3.78%
            Monument Advisor ................................        --    13.50             --    17.49%          --       N/A
            Monument ........................................        --    23.89             --    15.97%          --      1.30%
     2009   Total ...........................................       290                   3,412                  0.00%
            Monument Advisor ................................        --    11.49             --    31.46%          --       N/A
            Monument ........................................        --    20.60             --    29.80%          --      1.30%
     2008   Total ...........................................       231                   2,081                  5.93%
            Monument Advisor ................................        --     8.74             --   -44.61%          --       N/A
            Monument ........................................        --    15.87             --   -45.35%          --      1.30%
     2007   Total ...........................................       179                   2,967                  5.83%
            Monument Advisor ................................        --    15.78             --    -5.57%          --       N/A
            Monument ........................................        --    29.04             --    -6.77%          --      1.30%
   Government Securities Fund
     2011   Total ...........................................       208                   2,688                  1.71%
            Monument Advisor ................................        --    12.93             --     7.84%          --       N/A
     2010   Total ...........................................        47                     560                  6.23%
            Monument Advisor ................................        --    11.99             --     5.45%          --       N/A
     2009   Total ...........................................        77                     871                  5.04%
            Monument Advisor ................................        --    11.37             --     0.00%          --       N/A

                                                                             137

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Government Securities Fund (continued)
     2008   Total ...........................................       189                 $ 2,150                 10.21%
            Monument Advisor ................................        --   $11.37             --    12.24%          --       N/A
     2007   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.13             --     1.20%          --       N/A
            Inception November 9 ............................        --    10.01             --      N/A          N/A       N/A
   High Yield Fund
     2011   Total ...........................................     1,441                  21,983                  6.29%
            Monument Advisor ................................        --    15.25             --     0.93%          --       N/A
            Monument ........................................        --    14.75             --    -0.34%          --      1.30%
     2010   Total ...........................................       406                   6,126                  8.78%
            Monument Advisor ................................        --    15.11             --    13.61%          --       N/A
            Monument ........................................        --    14.80             --    12.12%          --      1.30%
     2009   Total ...........................................       663                   8,813                  8.73%
            Monument Advisor ................................        --    13.30             --    52.70%          --       N/A
            Monument ........................................        --    13.20             --    50.86%          --      1.30%
     2008   Total ...........................................       608                   5,293                  6.30%
            Monument Advisor ................................        --     8.71             --   -25.68%          --       N/A
            Monument ........................................        --     8.75             --   -26.66%          --      1.30%
     2007   Total ...........................................        64                     748                  1.47%
            Monument Advisor ................................        --    11.72             --     1.30%          --       N/A
            Monument ........................................        --    11.93             --    -0.08%          --      1.30%
   International Growth Fund
     2011   Total ...........................................       309                   2,536                  1.14%
            Monument Advisor ................................        --     8.21             --    -6.70%          --       N/A
     2010   Total ...........................................       237                   2,081                  2.59%
            Monument Advisor ................................        --     8.80             --    12.82%          --       N/A
     2009   Total ...........................................       104                     807                  1.53%
            Monument Advisor ................................        --     7.80             --    35.42%          --       N/A
     2008   Total ...........................................       152                     877                  0.76%
            Monument Advisor ................................        --     5.76             --   -40.43%          --       N/A
     2007   Total ...........................................         1                      12                  1.04%
            Monument Advisor ................................        --     9.67             --    -1.43%          --       N/A
            Inception November 9 ............................        --     9.81             --      N/A          N/A       N/A
   Mid Cap Core Equity Fund
     2011   Total ...........................................        45                     588                  0.08%
            Monument Advisor ................................        --    13.12             --    -6.49%          --       N/A
            Monument ........................................        --    16.28             --    -7.71%          --      1.30%
     2010   Total ...........................................        43                     597                  0.39%
            Monument Advisor ................................        --    14.03             --    13.79%          --       N/A
            Monument ........................................        --    17.64             --    12.29%          --      1.30%
     2009   Total ...........................................        50                     620                  1.27%
            Monument Advisor ................................        --    12.33             --    29.79%          --       N/A
            Monument ........................................        --    15.71             --    28.14%          --      1.30%
     2008   Total ...........................................        49                     464                  1.18%
            Monument Advisor ................................        --     9.50             --   -28.68%          --       N/A
            Monument ........................................        --    12.26             --   -29.58%          --      1.30%
     2007   Total ...........................................        35                     463                  0.06%
            Monument Advisor ................................        --    13.32             --     9.27%          --       N/A
            Monument ........................................        --    17.41             --     7.87%          --      1.30%
   Technology Fund
     2011   Total ...........................................         7                      96                  0.04%
            Monument Advisor ................................        --    13.89             --    -5.06%          --       N/A
            Monument ........................................        --     6.28             --    -6.41%          --      1.30%
     2010   Total ...........................................         8                     123                  0.00%
            Monument Advisor ................................        --    14.63             --    21.31%          --       N/A
            Monument ........................................        --     6.71             --    19.82%          --      1.30%
     2009   Total ...........................................        29                     345                  0.00%
            Monument Advisor ................................        --    12.06             --    57.44%          --       N/A
            Monument ........................................        --     5.60             --    55.56%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS: (continued)
   Technology Fund (continued)
     2008   Total ...........................................         1                  $    8                  0.00%
            Monument Advisor ................................        --   $ 7.66             --   -44.49%          --       N/A
            Monument ........................................        --     3.60             --   -45.29%          --      1.30%
     2007   Total ...........................................         2                      29                  0.00%
            Monument Advisor ................................        --    13.80             --     7.64%          --       N/A
            Monument ........................................        --     6.58             --     6.30%          --      1.30%
   Van Kampen Comstock Fund
     2011   Total ...........................................        16                     160                  3.28%
            Monument Advisor ................................        --    10.32             --    -1.81%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.51             --     5.10%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   Van Kampen Equity and Income Fund
     2011   Total ...........................................        13                     137                  0.56%
            Monument Advisor ................................        --    10.29             --    -1.25%          --       N/A
     2010   Total ...........................................         3                      35                  0.00%
            Monument Advisor ................................        --    10.42             --     4.10%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   Van Kampen Growth and Income Fund
     2011   Total ...........................................        38                     396                  1.02%
            Monument Advisor ................................        --    10.36             --    -1.99%          --       N/A
     2010   Total ...........................................        --                       4                  0.00%
            Monument Advisor ................................        --    10.57             --     5.49%          --       N/A
            Inception Nov 19 ................................        --    10.02             --      N/A          N/A       N/A
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
   Asset Strategy Portfolio
     2011   Total ...........................................       651                   6,534                  0.95%
            Monument Advisor ................................        --    10.04             --    -7.21%          --       N/A
     2010   Total ...........................................       465                   5,031                  0.92%
            Monument Advisor ................................        --    10.82             --     8.63%          --       N/A
     2009   Total ...........................................        94                     936                  0.00%
            Monument Advisor ................................        --     9.96             --    -0.20%          --       N/A
            Inception Nov 20 ................................        --     9.98             --      N/A          N/A       N/A
   Balanced Portfolio
     2011   Total ...........................................        32                     384                  1.32%
            Monument Advisor ................................        --    12.14             --     3.32%          --       N/A
     2010   Total ...........................................        22                     257                  1.92%
            Monument Advisor ................................        --    11.75             --    17.03%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.04             --     0.60%          --       N/A
            Inception Nov 20 ................................        --     9.98             --      N/A          N/A       N/A
   Bond Portfolio
     2011   Total ...........................................        18                     199                  3.46%
            Monument Advisor ................................        --    11.28             --     7.33%          --       N/A
     2010   Total ...........................................        52                     546                  1.66%
            Monument Advisor ................................        --    10.51             --     6.05%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.91             --    -0.90%          --       N/A
            Inception Nov 20 ................................        --    10.00             --      N/A          N/A       N/A
   Dividend Opportunities Portfolio
     2011   Total ...........................................        65                     727                  0.92%
            Monument Advisor ................................        --    11.21             --    -4.68%          --       N/A
     2010   Total ...........................................        17                     198                  0.96%
            Monument Advisor ................................        --    11.76             --    16.32%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.11             --     1.71%          --       N/A
            Inception Nov 20 ................................        --     9.94             --      N/A          N/A       N/A

                                                                             139

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.: (continued)
   Energy Portfolio
     2011   Total ...........................................        42                  $  488                  0.00%
            Monument Advisor ................................        --   $11.53             --    -9.07%          --       N/A
     2010   Total ...........................................        27                     336                  0.23%
            Monument Advisor ................................        --    12.68             --    22.04%          --       N/A
     2009   Total ...........................................        11                     110                  0.00%
            Monument Advisor ................................        --    10.39             --     5.16%          --       N/A
            Inception Nov 20 ................................        --     9.88             --      N/A          N/A       N/A
   Global Bond Portfolio
     2011   Total ...........................................         9                      91                  2.26%
            Monument Advisor ................................        --    10.00             --     0.00%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.00             --     0.00%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   Global Natural Resources Portfolio
     2011   Total ...........................................        39                     339                  0.00%
            Monument Advisor ................................        --     8.70             --   -21.48%          --       N/A
     2010   Total ...........................................         5                      52                  0.00%
            Monument Advisor ................................        --    11.08             --     9.49%          --       N/A
            Inception Nov 19 ................................        --    10.12             --      N/A          N/A       N/A
   Growth Portfolio
     2011   Total ...........................................         8                      90                  0.12%
            Monument Advisor ................................        --    11.81             --     2.16%          --       N/A
     2010   Total ...........................................         5                      54                  0.59%
            Monument Advisor ................................        --    11.56             --    12.56%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.27             --     3.22%          --       N/A
            Inception Nov 20 ................................        --     9.95             --      N/A          N/A       N/A
   High Income Portfolio
     2011   Total ...........................................       121                   1,503                  7.56%
            Monument Advisor ................................        --    12.41             --     5.26%          --       N/A
     2010   Total ...........................................        35                     414                  6.45%
            Monument Advisor ................................        --    11.79             --    14.80%          --       N/A
     2009   Total ...........................................        11                     109                  0.00%
            Monument Advisor ................................        --    10.27             --     2.70%          --       N/A
            Inception Nov 20 ................................        --    10.00             --      N/A          N/A       N/A
   Mid Cap Growth Portfolio
     2011   Total ...........................................       114                   1,565                  0.01%
            Monument Advisor ................................        --    13.71             --    -0.58%          --       N/A
     2010   Total ...........................................        69                     957                  0.02%
            Monument Advisor ................................        --    13.79             --    31.58%          --       N/A
     2009   Total ...........................................         2                      21                  0.00%
            Monument Advisor ................................        --    10.48             --     5.43%          --       N/A
            Inception Nov 20 ................................        --     9.94             --      N/A          N/A       N/A
   Science and Technology Portfolio
     2011   Total ...........................................        32                     367                  0.00%
            Monument Advisor ................................        --    11.36             --    -5.80%          --       N/A
     2010   Total ...........................................        25                     301                  0.00%
            Monument Advisor ................................        --    12.06             --    12.82%          --       N/A
     2009   Total ...........................................         1                      15                  0.00%
            Monument Advisor ................................        --    10.69             --     7.22%          --       N/A
            Inception Nov 20 ................................        --     9.97             --      N/A          N/A       N/A
   Value Portfolio
     2011   Total ...........................................        47                     518                  0.84%
            Monument Advisor ................................        --    11.12             --    -7.33%          --       N/A
     2010   Total ...........................................        50                     603                  0.44%
            Monument Advisor ................................        --    12.00             --    18.69%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.11             --     1.51%          --       N/A
            Inception Nov 20 ................................        --     9.96             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES -- INSTITUTIONAL:
   Balanced Portfolio
     2011   Total ...........................................       533                  $6,525                  2.43%
            Monument Advisor ................................        --   $12.24             --     1.58%          --       N/A
     2010   Total ...........................................       534                   6,438                  3.47%
            Monument Advisor ................................        --    12.05             --     8.46%          --       N/A
     2009   Total ...........................................       276                   3,065                  3.13%
            Monument Advisor ................................        --    11.11             --    25.82%          --       N/A
     2008   Total ...........................................       261                   2,302                  3.21%
            Monument Advisor ................................        --     8.83             --   -15.82%          --       N/A
     2007   Total ...........................................        66                     692                  2.41%
            Monument Advisor ................................        --    10.49             --     5.01%          --       N/A
            Inception May 1 .................................        --     9.99             --      N/A          N/A       N/A
   Enterprise Portfolio
     2011   Total ...........................................       190                   2,492                  0.00%
            Monument Advisor ................................        --    13.01             --    -1.44%          --       N/A
            Monument ........................................        --    17.01             --    -2.69%          --      1.30%
     2010   Total ...........................................       181                   2,419                  0.07%
            Monument Advisor ................................        --    13.20             --    25.83%          --       N/A
            Monument ........................................        --    17.48             --    24.24%          --      1.30%
     2009   Total ...........................................       206                   2,179                  0.00%
            Monument Advisor ................................        --    10.49             --    44.89%          --       N/A
            Monument ........................................        --    14.07             --    42.99%          --      1.30%
     2008   Total ...........................................       267                   1,954                  0.28%
            Monument Advisor ................................        --     7.24             --   -43.75%          --       N/A
            Monument ........................................        --     9.84             --   -44.47%          --      1.30%
     2007   Total ...........................................       123                   1,622                  0.27%
            Monument Advisor ................................        --    12.87             --    22.11%          --       N/A
            Monument ........................................        --    17.72             --    20.46%          --      1.30%
   Forty Portfolio
     2011   Total ...........................................       129                   1,345                  0.37%
            Monument Advisor ................................        --    10.42             --    -6.63%          --       N/A
     2010   Total ...........................................       168                   1,870                  0.37%
            Monument Advisor ................................        --    11.16             --     6.69%          --       N/A
     2009   Total ...........................................       141                   1,477                  0.03%
            Monument Advisor ................................        --    10.46             --    46.29%          --       N/A
     2008   Total ...........................................        95                     677                  0.17%
            Monument Advisor ................................        --     7.15             --   -44.14%          --       N/A
     2007   Total ...........................................        29                     372                  0.48%
            Monument Advisor ................................        --    12.80             --    28.00%          --       N/A
            Inception May 1 .................................        --    10.00             --      N/A          N/A       N/A
   Janus Portfolio
     2011   Total ...........................................        87                     941                  0.57%
            Monument Advisor ................................        --    10.76             --    -5.28%          --       N/A
            Monument ........................................        --    10.90             --    -6.52%          --      1.30%
     2010   Total ...........................................        94                   1,074                  0.96%
            Monument Advisor ................................        --    11.36             --    14.52%          --       N/A
            Monument ........................................        --    11.66             --    12.98%          --      1.30%
     2009   Total ...........................................       119                   1,186                  0.53%
            Monument Advisor ................................        --     9.92             --    36.26%          --       N/A
            Monument ........................................        --    10.32             --    34.55%          --      1.30%
     2008   Total ...........................................       108                     791                  0.76%
            Monument Advisor ................................        --     7.28             --   -39.69%          --       N/A
            Monument ........................................        --     7.67             --   -40.45%          --      1.30%
     2007   Total ...........................................        92                   1,123                  0.82%
            Monument Advisor ................................        --    12.07             --    15.06%          --       N/A
            Monument ........................................        --    12.88             --    13.58%          --      1.30%

                                                                             141

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES -- INSTITUTIONAL: (continued)
   Overseas Portfolio
     2011   Total ...........................................       525                 $ 5,761                  0.47%
            Monument Advisor ................................        --   $10.96             --   -32.18%          --       N/A
            Monument ........................................        --    28.25             --   -33.04%          --      1.30%
     2010   Total ...........................................       585                   9,452                  0.66%
            Monument Advisor ................................        --    16.16             --    25.37%          --       N/A
            Monument ........................................        --    42.19             --    23.69%          --      1.30%
     2009   Total ...........................................       626                   8,084                  0.58%
            Monument Advisor ................................        --    12.89             --    79.53%          --       N/A
            Monument ........................................        --    34.11             --    77.19%          --      1.30%
     2008   Total ...........................................       636                   4,579                  1.32%
            Monument Advisor ................................        --     7.18             --   -52.13%          --       N/A
            Monument ........................................        --    19.25             --   -52.73%          --      1.30%
     2007   Total ...........................................       607                   9,129                  0.70%
            Monument Advisor ................................        --    15.00             --    28.31%          --       N/A
            Monument ........................................        --    40.72             --    26.66%          --      1.30%
   Perkins Mid Cap Value Portfolio
     2011   Total ...........................................       509                   5,531                  0.80%
            Monument Advisor ................................        --    10.87             --    -2.69%          --       N/A
     2010   Total ...........................................       439                   4,907                  0.73%
            Monument Advisor ................................        --    11.17             --    15.75%          --       N/A
     2009   Total ...........................................       369                   3,565                  0.65%
            Monument Advisor ................................        --     9.65             --    33.66%          --       N/A
     2008   Total ...........................................       263                   1,900                  0.89%
            Monument Advisor ................................        --     7.22             --   -27.80%          --       N/A
     2007   Total ...........................................        60                     598                  4.20%
            Monument Advisor ................................        --    10.00             --    -0.10%          --       N/A
            Inception May 1 .................................        --    10.01             --      N/A          N/A       N/A
   Worldwide Portfolio
     2011   Total ...........................................        43                     405                  0.57%
            Monument Advisor ................................        --     9.34             --   -13.68%          --       N/A
            Monument ........................................        --     9.65             --   -14.90%          --      1.30%
     2010   Total ...........................................        30                     332                  0.39%
            Monument Advisor ................................        --    10.82             --    15.85%          --       N/A
            Monument ........................................        --    11.34             --    14.43%          --      1.30%
     2009   Total ...........................................       105                     985                  1.43%
            Monument Advisor ................................        --     9.34             --    37.56%          --       N/A
            Monument ........................................        --     9.91             --    35.94%          --      1.30%
     2008   Total ...........................................        63                     434                  1.02%
            Monument Advisor ................................        --     6.79             --   -44.62%          --       N/A
            Monument ........................................        --     7.29             --   -45.39%          --      1.30%
     2007   Total ...........................................       161                   1,992                  0.83%
            Monument Advisor ................................        --    12.26             --     9.66%          --       N/A
            Monument ........................................        --    13.35             --     8.18%          --      1.30%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
     2011   Total ...........................................       415                   8,772                  1.93%
            Monument Advisor ................................        --    21.13             --   -17.97%          --       N/A
            Monument ........................................        --    24.70             --   -19.07%          --      1.30%
     2010   Total ...........................................       398                  10,246                  1.31%
            Monument Advisor ................................        --    25.76             --    22.67%          --       N/A
            Monument ........................................        --    30.52             --    21.11%          --      1.30%
     2009   Total ...........................................       364                   7,646                  4.04%
            Monument Advisor ................................        --    21.00             --    69.90%          --       N/A
            Monument ........................................        --    25.20             --    67.66%          --      1.30%
     2008   Total ...........................................       201                   2,484                  2.10%
            Monument Advisor ................................        --    12.36             --   -48.73%          --       N/A
            Monument ........................................        --    15.03             --   -49.39%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.: (continued)
   Emerging Markets Equity Portfolio (continued)
     2007   Total ...........................................       173                  $4,175                  1.66%
            Monument Advisor ................................        --   $24.11             --    33.28%          --       N/A
            Monument ........................................        --    29.70             --    31.59%          --      1.30%
   International Equity Portfolio
     2011   Total ...........................................        73                     861                  1.88%
            Monument Advisor ................................        --    11.77             --    -7.25%          --       N/A
            Monument ........................................        --    11.73             --    -8.50%          --      1.30%
     2010   Total ...........................................        96                   1,220                  1.22%
            Monument Advisor ................................        --    12.69             --     6.73%          --       N/A
            Monument ........................................        --    12.82             --     5.34%          --      1.30%
     2009   Total ...........................................       152                   1,811                  2.61%
            Monument Advisor ................................        --    11.89             --    21.45%          --       N/A
            Monument ........................................        --    12.17             --    19.90%          --      1.30%
     2008   Total ...........................................       137                   1,342                  1.15%
            Monument Advisor ................................        --     9.79             --   -37.00%          --       N/A
            Monument ........................................        --    10.15             --   -37.81%          --      1.30%
     2007   Total ...........................................       143                   2,226                  2.82%
            Monument Advisor ................................        --    15.54             --    10.76%          --       N/A
            Monument ........................................        --    16.32             --     9.31%          --      1.30%
   US Small-Mid Cap Equity Portfolio
     2011   Total ...........................................        35                     456                  0.00%
            Monument Advisor ................................        --    13.18             --    -9.10%          --       N/A
            Monument ........................................        --    17.31             --   -10.22%          --      1.30%
     2010   Total ...........................................        59                     857                  0.28%
            Monument Advisor ................................        --    14.50             --    23.72%          --       N/A
            Monument ........................................        --    19.28             --    22.10%          --      1.30%
     2009   Total ...........................................        71                     831                  0.00%
            Monument Advisor ................................        --    11.72             --    52.80%          --       N/A
            Monument ........................................        --    15.79             --    50.67%          --      1.30%
     2008   Total ...........................................         4                      34                  0.00%
            Monument Advisor ................................        --     7.67             --   -36.51%          --       N/A
            Monument ........................................        --    10.48             --   -37.28%          --      1.30%
     2007   Total ...........................................         8                     103                  0.00%
            Monument Advisor ................................        --    12.08             --    -7.22%          --       N/A
            Monument ........................................        --    16.71             --    -8.39%          --      1.30%
   US Strategic Equity Portfolio
     2011   Total ...........................................        10                     115                  0.65%
            Monument Advisor ................................        --    11.75             --     1.91%          --       N/A
            Monument ........................................        --    11.76             --     0.60%          --      1.30%
     2010   Total ...........................................        10                     115                  0.86%
            Monument Advisor ................................        --    11.53             --    12.82%          --       N/A
            Monument ........................................        --    11.69             --    11.44%          --      1.30%
     2009   Total ...........................................         5                      48                  1.18%
            Monument Advisor ................................        --    10.22             --    26.96%          --       N/A
            Monument ........................................        --    10.49             --    25.18%          --      1.30%
     2008   Total ...........................................         3                      24                  0.18%
            Monument Advisor ................................        --     8.05             --   -35.34%          --       N/A
            Monument ........................................        --     8.38             --   -36.13%          --      1.30%
     2007   Total ...........................................        23                     291                  1.10%
            Monument Advisor ................................        --    12.45             --    -0.95%          --       N/A
            Monument ........................................        --    13.12             --    -2.24%          --      1.30%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
     2011   Total ...........................................        98                     970                  0.15%
            Monument Advisor ................................        --     9.91             --     2.48%          --       N/A
     2010   Total ...........................................        88                     855                  0.12%
            Monument Advisor ................................        --     9.67             --    24.94%          --       N/A
     2009   Total ...........................................       108                     835                  0.00%
            Monument Advisor ................................        --     7.74             --    34.61%          --       N/A

                                                                             143

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   ClearBridge Aggressive Growth Portfolio (continued)
      2008   Total ..........................................      201                   $1,155                  0.00%
             Monument Advisor ...............................       --    $ 5.75             --   -40.41%          --       N/A
      2007   Total ..........................................       29                      278                  0.00%
             Monument Advisor ...............................       --      9.65             --    -2.53%          --       N/A
             Inception April 30 .............................       --      9.90             --      N/A          N/A       N/A
   ClearBridge Equity Income Builder Portfolio
      2011   Total ..........................................       52                      510                  4.33%
             Monument Advisor ...............................       --      9.78             --     7.95%          --       N/A
             Monument .......................................       --      9.20             --     6.48%          --      1.30%
      2010   Total ..........................................       33                      303                  4.32%
             Monument Advisor ...............................       --      9.06             --    12.27%          --       N/A
             Monument .......................................       --      8.64             --    10.77%          --      1.30%
      2009   Total ..........................................       32                      257                  3.36%
             Monument Advisor ...............................       --      8.07             --    22.83%          --       N/A
             Monument .......................................       --      7.80             --    21.31%          --      1.30%
      2008   Total ..........................................       27                      177                  0.73%
             Monument Advisor ...............................       --      6.57             --   -35.01%          --       N/A
             Monument .......................................       --      6.43             --   -35.83%          --      1.30%
      2007   Total ..........................................       47                      477                  1.51%
             Monument Advisor ...............................       --     10.11             --     1.61%          --       N/A
             Inception April 30 .............................       --      9.95             --      N/A          N/A       N/A
             Monument .......................................       --     10.02             --     0.70%          --      1.30%
             Inception April 30 .............................       --      9.95             --      N/A          N/A       N/A
   ClearBridge Fundamental All Cap Value Portfolio
      2011   Total ..........................................       52                      451                  2.13%
             Monument Advisor ...............................       --      8.60             --    -6.22%          --       N/A
             Monument .......................................       --      8.10             --    -7.32%          --      1.30%
      2010   Total ..........................................       20                      182                  2.00%
             Monument Advisor ...............................       --      9.17             --    16.52%          --       N/A
             Monument .......................................       --      8.74             --    15.00%          --      1.30%
      2009   Total ..........................................       11                       86                  0.86%
             Monument Advisor ...............................       --      7.87             --    29.44%          --       N/A
             Monument .......................................       --      7.60             --    27.73%          --      1.30%
      2008   Total ..........................................       30                      180                  1.96%
             Monument Advisor ...............................       --      6.08             --   -36.60%          --       N/A
             Monument .......................................       --      5.95             --   -37.37%          --      1.30%
      2007   Total ..........................................       18                      170                  6.34%
             Monument Advisor ...............................       --      9.59             --    -3.13%          --       N/A
             Inception April 30 .............................       --      9.90             --      N/A          N/A       N/A
             Monument .......................................       --      9.50             --    -4.04%          --      1.30%
             Inception April 30 .............................       --      9.90             --      N/A          N/A       N/A
   ClearBridge Large Cap Growth Portfolio
      2011   Total ..........................................       10                      102                  0.37%
             Monument Advisor ...............................       --      9.76             --    -0.61%          --       N/A
             Monument .......................................       --      9.18             --    -1.92%          --      1.30%
      2010   Total ..........................................       22                      216                  0.08%
             Monument Advisor ...............................       --      9.82             --     9.84%          --       N/A
             Monument .......................................       --      9.36             --     8.33%          --      1.30%
      2009   Total ..........................................       42                      374                  0.25%
             Monument Advisor ...............................       --      8.94             --    42.36%          --       N/A
             Monument .......................................       --      8.64             --    40.72%          --      1.30%
      2008   Total ..........................................       41                      259                  0.40%
             Monument Advisor ...............................       --      6.28             --   -37.33%          --       N/A
             Monument .......................................       --      6.14             --   -38.17%          --      1.30%
      2007   Total ..........................................       26                      259                  0.06%
             Monument Advisor ...............................       --     10.02             --     1.21%          --       N/A
             Inception April 30 .............................       --      9.90             --      N/A          N/A       N/A
             Monument .......................................       --      9.93             --     0.30%          --      1.30%
             Inception April 30 .............................       --      9.90             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      2011   Total ..........................................       65                  $   963                  5.04%
             Monument Advisor ...............................       --    $14.78             --     1.72%          --       N/A
      2010   Total ..........................................       91                    1,324                  1.81%
             Monument Advisor ...............................       --     14.53             --    14.86%          --       N/A
      2009   Total ..........................................    1,770                   22,385                17.20%
             Monument Advisor ...............................       --     12.65             --    55.60%          --       N/A
      2008   Total ..........................................       49                      396                 13.22%
             Monument Advisor ...............................       --      8.13             --   -30.81%          --       N/A
      2007   Total ..........................................       29                      344                  7.27%
             Monument Advisor ...............................       --     11.75             --    -0.09%          --       N/A
   Western Asset Strategic Bond Portfolio
      2011   Total ..........................................       86                    1,137                  4.58%
             Monument Advisor ...............................       --     13.25             --     6.94%          --       N/A
             Monument .......................................       --     12.86             --     5.50%          --      1.30%
      2010   Total ..........................................       76                      945                  3.09%
             Monument Advisor ...............................       --     12.39             --    11.82%          --       N/A
             Monument .......................................       --     12.19             --    10.42%          --      1.30%
      2009   Total ..........................................       38                      423                  3.57%
             Monument Advisor ...............................       --     11.08             --    21.76%          --       N/A
             Monument .......................................       --     11.04             --    20.26%          --      1.30%
      2008   Total ..........................................       64                      585                  5.01%
             Monument Advisor ...............................       --      9.10             --   -17.05%          --       N/A
             Monument .......................................       --      9.18             --   -18.11%          --      1.30%
      2007   Total ..........................................      108                    1,186                  4.47%
             Monument Advisor ...............................       --     10.97             --     2.05%          --       N/A
             Monument .......................................       --     11.21             --     0.63%          --      1.30%
LORD ABBETT SERIES FUND, INC.:
   Bond Debenture Portfolio
      2011   Total ..........................................      581                    7,526                  7.99%
             Monument Advisor ...............................       --     12.95             --     4.44%          --       N/A
      2010   Total ..........................................      206                    2,555                  6.73%
             Monument Advisor ...............................       --     12.40             --    12.32%          --       N/A
      2009   Total ..........................................       79                      870                 12.79%
             Monument Advisor ...............................       --     11.04             --    34.31%          --       N/A
      2008   Total ..........................................       13                      109                  5.14%
             Monument Advisor ...............................       --      8.22             --   -17.55%          --       N/A
      2007   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.97             --    -0.10%          --       N/A
             Inception November 9 ...........................       --      9.98             --      N/A          N/A       N/A
   Capital Structure Portfolio
      2011   Total ..........................................       26                      350                  2.72%
             Monument Advisor ...............................       --     13.26             --     0.23%          --       N/A
             Monument .......................................       --     16.48             --    -1.08%          --      1.30%
      2010   Total ..........................................       28                      366                  3.10%
             Monument Advisor ...............................       --     13.23             --    14.74%          --       N/A
             Monument .......................................       --     16.66             --    13.26%          --      1.30%
      2009   Total ..........................................       22                      255                  3.66%
             Monument Advisor ...............................       --     11.53             --    23.45%          --       N/A
             Monument .......................................       --     14.71             --    21.77%          --      1.30%
      2008   Total ..........................................       26                      241                  4.94%
             Monument Advisor ...............................       --      9.34             --   -26.22%          --       N/A
             Monument .......................................       --     12.08             --   -27.14%          --      1.30%
      2007   Total ..........................................       24                      311                  4.62%
             Monument Advisor ...............................       --     12.66             --     3.18%          --       N/A
             Monument .......................................       --     16.58             --     1.84%          --      1.30%

                                                                             145

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.: (continued)
   Classic Stock Portfolio
      2011   Total ..........................................       34                   $  306                  0.86%
             Monument Advisor ...............................       --    $ 9.11             --    -8.07%          --       N/A
      2010   Total ..........................................       20                      198                  0.81%
             Monument Advisor ...............................       --      9.91             --    14.04%          --       N/A
      2009   Total ..........................................       10                       83                  0.87%
             Monument Advisor ...............................       --      8.69             --    25.58%          --       N/A
      2008   Total ..........................................        7                       50                  2.32%
             Monument Advisor ...............................       --      6.92             --   -31.28%          --       N/A
      2007   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.07             --     2.34%          --       N/A
             Inception November 9 ...........................       --      9.84             --      N/A          N/A       N/A
   Growth and Income Portfolio
      2011   Total ..........................................      113                    1,238                  0.79%
             Monument Advisor ...............................       --     10.89             --    -6.12%          --       N/A
             Monument .......................................       --     17.45             --    -7.28%          --      1.30%
      2010   Total ..........................................      100                    1,199                  0.55%
             Monument Advisor ...............................       --     11.60             --    17.41%          --       N/A
             Monument .......................................       --     18.82             --    15.89%          --      1.30%
      2009   Total ..........................................      104                    1,063                  0.99%
             Monument Advisor ...............................       --      9.88             --    18.89%          --       N/A
             Monument .......................................       --     16.24             --    17.34%          --      1.30%
      2008   Total ..........................................      110                      948                  1.22%
             Monument Advisor ...............................       --      8.31             --   -36.42%          --       N/A
             Monument .......................................       --     13.84             --   -37.23%          --      1.30%
      2007   Total ..........................................      128                    1,730                  1.59%
             Monument Advisor ...............................       --     13.07             --     3.48%          --       N/A
             Monument .......................................       --     22.05             --     2.08%          --      1.30%
   International Opportunities Portfolio
      2011   Total ..........................................       29                      202                  0.49%
             Monument Advisor ...............................       --      6.88             --   -15.69%          --       N/A
      2010   Total ..........................................       54                      443                  0.65%
             Monument Advisor ...............................       --      8.16             --    21.07%          --       N/A
      2009   Total ..........................................      165                    1,110                  3.13%
             Monument Advisor ...............................       --      6.74             --    47.81%          --       N/A
      2008   Total ..........................................       17                       77                  0.85%
             Monument Advisor ...............................       --      4.56             --   -51.49%          --       N/A
      2007   Total ..........................................        6                       59                  2.70%
             Monument Advisor ...............................       --      9.40             --    -3.79%          --       N/A
             Inception November 9 ...........................       --      9.77             --      N/A          N/A       N/A
   MERGER FUND VL:
      2011   Total ..........................................      403                    4,201                  0.00%
             Monument Advisor ...............................       --     10.44             --     0.87%          --       N/A
      2010   Total ..........................................      420                    4,345                  0.00%
             Monument Advisor ...............................       --     10.35             --     3.71%          --       N/A
             Inception May 1 ................................       --      9.98             --      N/A          N/A       N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index Fund
      2011   Total ..........................................      210                    2,782                  3.36%
             Monument Advisor ...............................       --     13.27             --     7.54%          --       N/A
      2010   Total ..........................................      140                    1,723                  3.36%
             Monument Advisor ...............................       --     12.34             --     6.29%          --       N/A
      2009   Total ..........................................      142                    1,644                  4.27%
             Monument Advisor ...............................       --     11.61             --     5.83%          --       N/A
      2008   Total ..........................................      149                    1,631                  4.89%
             Monument Advisor ...............................       --     10.97             --     4.68%          --       N/A
      2007   Total ..........................................       69                      727                  8.01%
             Monument Advisor ...............................       --     10.48             --     4.80%          --       N/A
             Inception May 1 ................................       --     10.00             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
   International Index Fund
      2011   Total ..........................................      268                   $1,905                  2.98%
             Monument Advisor ...............................       --    $ 7.10             --   -12.45%          --       N/A
      2010   Total ..........................................      277                    2,251                  2.49%
             Monument Advisor ...............................       --      8.11             --     7.99%          --       N/A
      2009   Total ..........................................      276                    2,070                  3.00%
             Monument Advisor ...............................       --      7.51             --    29.04%          --       N/A
      2008   Total ..........................................      355                    2,065                  2.72%
             Monument Advisor ...............................       --      5.82             --   -42.83%          --       N/A
      2007   Total ..........................................      147                    1,492                  1.84%
             Monument Advisor ...............................       --     10.18             --     1.70%          --       N/A
             Inception May 1 ................................       --     10.01             --      N/A          N/A       N/A
   Mid Cap Index Fund
      2011   Total ..........................................      119                    1,263                  0.92%
             Monument Advisor ...............................       --     10.63             --    -2.39%          --       N/A
      2010   Total ..........................................      140                    1,524                  1.41%
             Monument Advisor ...............................       --     10.89             --    26.33%          --       N/A
      2009   Total ..........................................      152                    1,308                  1.19%
             Monument Advisor ...............................       --      8.62             --    37.04%          --       N/A
      2008   Total ..........................................      150                      941                  1.77%
             Monument Advisor ...............................       --      6.29             --   -36.40%          --       N/A
      2007   Total ..........................................       21                      203                  1.78%
             Monument Advisor ...............................       --      9.89             --    -1.40%          --       N/A
             Inception May 1 ................................       --     10.03             --      N/A          N/A       N/A
   S&P 500 Index Fund
      2011   Total ..........................................      338                    3,142                  1.89%
             Monument Advisor ...............................       --      9.30             --     1.86%          --       N/A
      2010   Total ..........................................      244                    2,233                  1.81%
             Monument Advisor ...............................       --      9.13             --    14.99%          --       N/A
      2009   Total ..........................................      232                    1,844                  2.23%
             Monument Advisor ...............................       --      7.94             --    26.23%          --       N/A
      2008   Total ..........................................      522                    3,287                  2.11%
             Monument Advisor ...............................       --      6.29             --   -37.16%          --       N/A
      2007   Total ..........................................      317                    3,176                  1.89%
             Monument Advisor ...............................       --     10.01             --    -0.20%          --       N/A
             Inception May 1 ................................       --     10.03             --      N/A          N/A       N/A
   Small Cap Index Fund
      2011   Total ..........................................      130                    1,249                  1.03%
             Monument Advisor ...............................       --      9.62             --    -4.18%          --       N/A
      2010   Total ..........................................      120                    1,205                  1.27%
             Monument Advisor ...............................       --     10.04             --    26.77%          --       N/A
      2009   Total ..........................................      108                      857                  1.06%
             Monument Advisor ...............................       --      7.92             --    26.92%          --       N/A
      2008   Total ..........................................      122                      763                  1.49%
             Monument Advisor ...............................       --      6.24             --   -34.04%          --       N/A
      2007   Total ..........................................       22                      208                  1.86%
             Monument Advisor ...............................       --      9.46             --    -5.59%          --       N/A
             Inception May 1 ................................       --     10.02             --      N/A          N/A       N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      2011   Total ..........................................      163                    2,694                  0.00%
             Monument Advisor ...............................       --     16.52             --     0.49%          --       N/A
             Monument .......................................       --     12.30             --    -0.81%          --      1.30%
      2010   Total ..........................................       53                      872                  0.00%
             Monument Advisor ...............................       --     16.44             --    29.14%          --       N/A
             Monument .......................................       --     12.40             --    27.44%          --      1.30%
      2009   Total ..........................................       40                      504                  0.00%
             Monument Advisor ...............................       --     12.73             --    31.51%          --       N/A
             Monument .......................................       --      9.73             --    29.91%          --      1.30%

                                                                             147

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Mid-Cap Growth Portfolio (continued)
      2008   Total ..........................................       54                   $  526                  0.00%
             Monument Advisor ...............................       --    $ 9.68             --   -43.36%          --       N/A
             Monument .......................................       --      7.49             --   -44.15%          --      1.30%
      2007   Total ..........................................       51                      876                  0.00%
             Monument Advisor ...............................       --     17.09             --    22.60%          --       N/A
             Monument .......................................       --     13.41             --    20.92%          --      1.30%
   Partners Portfolio
      2011   Total ..........................................      156                    1,753                  0.00%
             Monument Advisor ...............................       --     11.26             --   -11.41%          --       N/A
             Monument .......................................       --     11.08             --   -12.48%          --      1.30%
      2010   Total ..........................................      142                    1,801                  0.58%
             Monument Advisor ...............................       --     12.71             --    15.65%          --       N/A
             Monument .......................................       --     12.66             --    14.16%          --      1.30%
      2009   Total ..........................................      188                    2,066                  2.49%
             Monument Advisor ...............................       --     10.99             --    56.11%          --       N/A
             Monument .......................................       --     11.09             --    54.03%          --      1.30%
      2008   Total ..........................................      200                    1,410                  0.50%
             Monument Advisor ...............................       --      7.04             --   -52.40%          --       N/A
             Monument .......................................       --      7.20             --   -53.00%          --      1.30%
      2007   Total ..........................................      204                    3,021                  0.73%
             Monument Advisor ...............................       --     14.79             --     9.39%          --       N/A
             Monument .......................................       --     15.32             --     7.89%          --      1.30%
   Regency Portfolio
      2011   Total ..........................................       21                      265                  0.29%
             Monument Advisor ...............................       --     12.57             --    -6.47%          --       N/A
             Monument .......................................       --     17.33             --    -7.67%          --      1.30%
      2010   Total ..........................................       42                      563                  0.69%
             Monument Advisor ...............................       --     13.44             --    26.20%          --       N/A
             Monument .......................................       --     18.77             --    24.55%          --      1.30%
      2009   Total ..........................................       55                      583                  1.66%
             Monument Advisor ...............................       --     10.65             --    46.49%          --       N/A
             Monument .......................................       --     15.07             --    44.63%          --      1.30%
      2008   Total ..........................................       40                      292                  1.39%
             Monument Advisor ...............................       --      7.27             --   -45.79%          --       N/A
             Monument .......................................       --     10.42             --   -46.51%          --      1.30%
      2007   Total ..........................................       41                      544                  0.48%
             Monument Advisor ...............................       --     13.41             --     3.23%          --       N/A
             Monument .......................................       --     19.48             --     1.94%          --      1.30%
   Short Duration Bond Portfolio
      2011   Total ..........................................      106                    1,212                  5.01%
             Monument Advisor ...............................       --     11.45             --     0.35%          --       N/A
             Monument .......................................       --     12.62             --    -1.02%          --      1.30%
      2010   Total ..........................................       40                      456                  1.21%
             Monument Advisor ...............................       --     11.41             --     5.26%          --       N/A
             Monument .......................................       --     12.75             --     3.91%          --      1.30%
      2009   Total ..........................................       56                      607                  1.96%
             Monument Advisor ...............................       --     10.84             --    13.27%          --       N/A
             Monument .......................................       --     12.27             --    11.85%          --      1.30%
      2008   Total ..........................................      125                    1,196                  3.80%
             Monument Advisor ...............................       --      9.57             --   -13.39%          --       N/A
             Monument .......................................       --     10.97             --   -14.50%          --      1.30%
      2007   Total ..........................................      189                    2,085                  3.25%
             Monument Advisor ...............................       --     11.05             --     4.74%          --       N/A
             Monument .......................................       --     12.83             --     3.38%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Small-Cap Growth Portfolio
      2011   Total ..........................................       52                  $   544                  0.00%
             Monument Advisor ...............................       --    $10.45             --    -1.04%          --       N/A
             Monument .......................................       --     12.11             --    -2.34%          --      1.30%
      2010   Total ..........................................       66                      693                  0.00%
             Monument Advisor ...............................       --     10.56             --    19.59%          --       N/A
             Monument .......................................       --     12.40             --    18.10%          --      1.30%
      2009   Total ..........................................       37                      330                  0.00%
             Monument Advisor ...............................       --      8.83             --    22.81%          --       N/A
             Monument .......................................       --     10.50             --    21.11%          --      1.30%
      2008   Total ..........................................       69                      497                  0.00%
             Monument Advisor ...............................       --      7.19             --   -39.48%          --       N/A
             Monument .......................................       --      8.67             --   -40.25%          --      1.30%
      2007   Total ..........................................       17                      197                  0.00%
             Monument Advisor ...............................       --     11.88             --     0.51%          --       N/A
             Monument .......................................       --     14.51             --    -0.75%          --      1.30%
   Socially Responsive Portfolio
      2011   Total ..........................................       67                      873                  0.35%
             Monument Advisor ...............................       --     13.02             --    -3.13%          --       N/A
             Monument .......................................       --     12.79             --    -4.27%          --      1.30%
      2010   Total ..........................................       58                      775                  0.04%
             Monument Advisor ...............................       --     13.44             --    22.85%          --       N/A
             Monument .......................................       --     13.36             --    21.23%          --      1.30%
      2009   Total ..........................................       19                      211                  1.26%
             Monument Advisor ...............................       --     10.94             --    31.49%          --       N/A
             Monument .......................................       --     11.02             --    29.65%          --      1.30%
      2008   Total ..........................................       14                      114                  1.30%
             Monument Advisor ...............................       --      8.32             --   -39.45%          --       N/A
             Monument .......................................       --      8.50             --   -40.18%          --      1.30%
      2007   Total ..........................................       17                      231                  0.10%
             Monument Advisor ...............................       --     13.74             --     7.60%          --       N/A
             Monument .......................................       --     14.21             --     6.20%          --      1.30%
NORTHERN LIGHTS VARIABLE TRUST:
   Adaptive Allocation Portfolio
      2011   Total ..........................................       57                      592                  0.00%
             Monument Advisor ...............................       --     10.44             --    -3.60%          --       N/A
      2010   Total ..........................................        6                       65                  0.00%
             Monument Advisor ...............................       --     10.83             --     7.76%          --       N/A
             Inception Nov 19 ...............................       --     10.05             --      N/A          N/A       N/A
   Avant Gold Bullion Strategy VP Portfolio
      2011   Total ..........................................      159                    1,444                  0.00%
             Monument Advisor ...............................       --      9.09             --    -9.10%          --       N/A
             Inception May 6 ................................       --     10.00             --      N/A          N/A       N/A
   Changing Parameters Portfolio
      2011   Total ..........................................    1,545                   13,776                  1.06%
             Monument Advisor ...............................       --      8.92             --    -0.67%          --       N/A
      2010   Total ..........................................    1,551                   13,930                  0.38%
             Monument Advisor ...............................       --      8.98             --    -2.81%          --       N/A
      2009   Total ..........................................      880                    8,132                  0.00%
             Monument Advisor ...............................       --      9.24             --    -6.19%          --       N/A
      2008   Total ..........................................      908                    8,942                  0.47%
             Monument Advisor ...............................       --      9.85             --    -2.57%          --       N/A
      2007   Total ..........................................      804                    8,129                  0.00%
             Monument Advisor ...............................       --     10.11             --     1.10%          --       N/A
             Inception July 2 ...............................       --     10.00             --      N/A          N/A       N/A

                                                                             149

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST: (continued)
   JNF Balanced Portfolio
      2011   Total ..........................................       15                 $    238                  0.88%
             Monument Advisor ...............................       --    $10.96             --     6.00%          --       N/A
             Monument .......................................       --     10.31             --     4.67%          --      1.30%
      2010   Total ..........................................       13                      219                  1.52%
             Monument Advisor ...............................       --     10.34             --    11.78%          --       N/A
             Monument .......................................       --      9.85             --    10.30%          --      1.30%
      2009   Total ..........................................       45                      488                  2.06%
             Monument Advisor ...............................       --      9.25             --    21.87%          --       N/A
             Monument .......................................       --      8.93             --    20.19%          --      1.30%
      2008   Total ..........................................       22                      231                  2.00%
             Monument Advisor ...............................       --      7.59             --   -23.18%          --       N/A
             Monument .......................................       --      7.43             --   -24.11%          --      1.30%
      2007   Total ..........................................       34                      426                  1.03%
             Monument Advisor ...............................       --      9.88             --    -1.50%          --       N/A
             Inception May 1 ................................       --     10.03             --      N/A          N/A       N/A
             Monument .......................................       --      9.79             --    -2.39%          --      1.30%
             Inception May 1 ................................       --     10.03             --      N/A          N/A       N/A
   JNF Equity Portfolio
      2011   Total ..........................................       39                      340                  0.52%
             Monument Advisor ...............................       --      8.92             --     1.02%          --       N/A
             Monument .......................................       --      8.40             --    -0.24%          --      1.30%
      2010   Total ..........................................       82                      708                  0.86%
             Monument Advisor ...............................       --      8.83             --    25.96%          --       N/A
             Monument .......................................       --      8.42             --    24.37%          --      1.30%
      2009   Total ..........................................       70                      482                  0.93%
             Monument Advisor ...............................       --      7.01             --    35.07%          --       N/A
             Monument .......................................       --      6.77             --    33.27%          --      1.30%
      2008   Total ..........................................       75                      388                  0.13%
             Monument Advisor ...............................       --      5.19             --   -42.65%          --       N/A
             Monument .......................................       --      5.08             --   -43.37%          --      1.30%
      2007   Total ..........................................      215                    1,946                  0.00%
             Monument Advisor ...............................       --      9.05             --    -9.59%          --       N/A
             Inception May 1 ................................       --     10.01             --      N/A          N/A       N/A
             Monument .......................................       --      8.97             --   -10.39%          --      1.30%
             Inception May 1 ................................       --     10.01             --      N/A          N/A       N/A
   JNF Money Market Portfolio
      2011   Total ..........................................   10,386                  105,997                  0.00%
             Monument Advisor ...............................       --     10.20             --     0.10%          --       N/A
      2010   Total ..........................................    8,602                   87,667                  0.02%
             Monument Advisor ...............................       --     10.19             --     0.00%          --       N/A
      2009   Total ..........................................    5,296                   53,987                  0.29%
             Monument Advisor ...............................       --     10.19             --     0.20%          --       N/A
      2008   Total ..........................................    8,723                   88,695                  1.66%
             Monument Advisor ...............................       --     10.17             --     1.70%          --       N/A
             Inception April 30 .............................       --     10.00             --      N/A          N/A       N/A
   TOPS Aggressive Growth ETF -- Class 1
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      8.57             --   -14.04%          --       N/A
             Inception May 2 ................................       --      9.97             --      N/A          N/A       N/A
   TOPS Aggressive Growth ETF -- Class 2
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      8.56             --   -14.14%          --       N/A
             Inception May 2 ................................       --      9.97             --      N/A          N/A       N/A
   TOPS Balanced ETF -- Class 1
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.48             --    -5.11%          --       N/A
             Inception May 2 ................................       --      9.99             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST: (continued)
   TOPS Balanced ETF -- Class 2
      2011   Total ..........................................       --                  $    --                  0.00%
             Monument Advisor ...............................       --    $ 9.47             --    -5.11%          --       N/A
             Inception May 2 ................................       --      9.98             --      N/A          N/A       N/A
   TOPS Capital Preservation ETF -- Class 1
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.84             --    -1.60%          --       N/A
             Inception May 2 ................................       --     10.00             --      N/A          N/A       N/A
   TOPS Capital Preservation ETF -- Class 2
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.83             --    -1.70%          --       N/A
             Inception May 2 ................................       --     10.00             --      N/A          N/A       N/A
   TOPS Growth ETF -- Class 1
      2011   Total ..........................................       11                      106                  0.00%
             Monument Advisor ...............................       --      9.53             --    -4.41%          --       N/A
             Inception May 2 ................................       --      9.97             --      N/A          N/A       N/A
   TOPS Growth ETF -- Class 2
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.47             --    -5.02%          --       N/A
             Inception May 2 ................................       --      9.97             --      N/A          N/A       N/A
   TOPS Moderate Growth ETF -- Class 1
      2011   Total ..........................................       51                      462                  0.00%
             Monument Advisor ...............................       --      9.07             --    -9.12%          --       N/A
             Inception May 2 ................................       --      9.98             --      N/A          N/A       N/A
   TOPS Moderate Growth ETF -- Class 2
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.06             --    -9.22%          --       N/A
             Inception May 2 ................................       --      9.98             --      N/A          N/A       N/A
   TOPS Protected Balanced ETF -- Class 1
      2011   Total ..........................................       68                      686                  0.00%
             Monument Advisor ...............................       --     10.09             --     0.90%          --       N/A
             Inception November 18 ..........................       --     10.00             --      N/A          N/A       N/A
   TOPS Protected Balanced ETF -- Class 2
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.08             --     0.80%          --       N/A
             Inception November 18 ..........................       --     10.00             --      N/A          N/A       N/A
   TOPS Protected Growth ETF -- Class 1
      2011   Total ..........................................      989                    9,240                  0.00%
             Monument Advisor ...............................       --      9.35             --    -6.41%          --       N/A
             Inception May 2 ................................       --      9.99             --      N/A          N/A       N/A
   TOPS Protected Growth ETF -- Class 2
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --      9.34             --    -6.51%          --       N/A
             Inception May 2 ................................       --      9.99             --      N/A          N/A       N/A
   TOPS Protected Moderate Growth ETF -- Class 1
      2011   Total ..........................................        2                       20                  0.00%
             Monument Advisor ...............................       --     10.05             --     0.50%          --       N/A
             Inception November 18 ..........................       --     10.00             --      N/A          N/A       N/A
   TOPS Protected Moderate Growth ETF -- Class 2
      2011   Total ..........................................       72                      723                  0.00%
             Monument Advisor ...............................       --     10.05             --     0.50%          --       N/A
             Inception November 18 ..........................       --     10.00             --      N/A          N/A       N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   Balanced Fund
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.08             --     0.90%          --       N/A
             Inception November 18 ..........................       --      9.99             --      N/A          N/A       N/A

                                                                             151

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                            (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (continued)
   Core Bond Fund
      2011   Total ..........................................        1                  $     8                  0.00%
             Monument Advisor ...............................       --    $10.10             --     1.10%          --       N/A
             Inception November 18 ..........................       --      9.99             --      N/A          N/A       N/A
   Global Securities Fund
      2011   Total ..........................................        1                       10                  0.00%
             Monument Advisor ...............................       --     10.06             --     0.70%          --       N/A
             Inception November 18 ..........................       --      9.99             --      N/A          N/A       N/A
   Global Strategic Income Fund
      2011   Total ..........................................        1                        9                  0.00%
             Monument Advisor ...............................       --     10.04             --     0.40%          --       N/A
             Inception November 18 ..........................       --     10.00             --      N/A          N/A       N/A
   International Growth Fund
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.11             --     1.10%          --       N/A
             Inception November 18 ..........................       --     10.00             --      N/A          N/A       N/A
   Main Street(R) Fund
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.46             --     4.39%          --       N/A
             Inception November 18 ..........................       --     10.02             --      N/A          N/A       N/A
   Value Fund
      2011   Total ..........................................       --                       --                  0.00%
             Monument Advisor ...............................       --     10.29             --     2.80%          --       N/A
             Inception November 18 ..........................       --     10.01             --      N/A          N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      2011   Total ..........................................      897                   12,017                  7.16%
             Monument Advisor ...............................       --     13.39             --     1.90%          --       N/A
      2010   Total ..........................................      756                    9,925                  7.79%
             Monument Advisor ...............................       --     13.14             --    13.08%          --       N/A
      2009   Total ..........................................      484                    5,621                  8.22%
             Monument Advisor ...............................       --     11.62             --    21.68%          --       N/A
      2008   Total ..........................................      293                    2,800                  5.97%
             Monument Advisor ...............................       --      9.55             --   -15.86%          --       N/A
      2007   Total ..........................................      182                    2,061                 10.35%
             Monument Advisor ...............................       --     11.35             --     8.30%          --       N/A
   CommodityRealReturn Strategy Portfolio
      2011   Total ..........................................      625                    6,779                 14.28%
             Monument Advisor ...............................       --     10.84             --    -7.59%          --       N/A
      2010   Total ..........................................      678                    7,951                 15.65%
             Monument Advisor ...............................       --     11.73             --    24.52%          --       N/A
      2009   Total ..........................................      315                    2,968                  6.38%
             Monument Advisor ...............................       --      9.42             --    41.65%          --       N/A
      2008   Total ..........................................      280                    1,864                  4.44%
             Monument Advisor ...............................       --      6.65             --   -43.83%          --       N/A
      2007   Total ..........................................      255                    3,016                  4.84%
             Monument Advisor ...............................       --     11.84             --    23.20%          --       N/A
   Emerging Markets Bond Portfolio
      2011   Total ..........................................      690                   10,515                  5.30%
             Monument Advisor ...............................       --     15.24             --     6.35%          --       N/A
      2010   Total ..........................................      420                    6,027                  4.86%
             Monument Advisor ...............................       --     14.33             --    12.13%          --       N/A
      2009   Total ..........................................      307                    3,921                  5.84%
             Monument Advisor ...............................       --     12.78             --    30.54%          --       N/A
      2008   Total ..........................................      323                    3,162                  6.52%
             Monument Advisor ...............................       --      9.79             --   -14.57%          --       N/A
      2007   Total ..........................................      122                    1,402                  5.76%
             Monument Advisor ...............................       --     11.46             --     5.82%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   Foreign Bond US Dollar-Hedged Portfolio
     2011   Total ...........................................       699                 $ 9,776                  1.99%
            Monument Advisor ................................        --   $13.99             --     6.79%          --       N/A
     2010   Total ...........................................       238                   3,118                  1.79%
            Monument Advisor ................................        --    13.10             --     8.44%          --       N/A
     2009   Total ...........................................       145                   1,745                  3.24%
            Monument Advisor ................................        --    12.08             --    15.60%          --       N/A
     2008   Total ...........................................       180                   1,884                  3.11%
            Monument Advisor ................................        --    10.45             --    -2.34%          --       N/A
     2007   Total ...........................................       184                   1,969                  3.41%
            Monument Advisor ................................        --    10.70             --     3.58%          --       N/A
   Foreign Bond Unhedged Portfolio
     2011   Total ...........................................       184                   2,481                  2.07%
            Monument Advisor ................................        --    13.49             --     8.53%          --       N/A
     2010   Total ...........................................       106                   1,319                  1.36%
            Monument Advisor ................................        --    12.43             --     9.42%          --       N/A
     2009   Total ...........................................        81                     921                  1.28%
            Monument Advisor ................................        --    11.36             --     4.12%          --       N/A
     2008   Total ...........................................       181                   1,974                  0.00%
            Monument Advisor ................................        --    10.91             --     9.54%          --       N/A
            Inception November 14 ...........................        --     9.96             --      N/A          N/A       N/A
   Global Advantage Strategy Bond Portfolio
     2011   Total ...........................................         1                      13                  0.12%
            Monument Advisor ................................        --     9.97             --    -0.30%          --       N/A
            Inception November 18 ...........................        --    10.00             --      N/A          N/A       N/A
   Global Bond Unhedged Portfolio
     2011   Total ...........................................       254                   3,974                  2.50%
            Monument Advisor ................................        --    15.66             --     7.55%          --       N/A
     2010   Total ...........................................       151                   2,205                  2.83%
            Monument Advisor ................................        --    14.56             --    11.66%          --       N/A
     2009   Total ...........................................       146                   1,907                  3.14%
            Monument Advisor ................................        --    13.04             --    16.85%          --       N/A
     2008   Total ...........................................       338                   3,770                  3.27%
            Monument Advisor ................................        --    11.16             --    -0.80%          --       N/A
     2007   Total ...........................................       104                   1,165                  3.25%
            Monument Advisor ................................        --    11.25             --     9.65%          --       N/A
   Global Multi-Asset Portfolio
     2011   Total ...........................................       131                   1,313                  1.63%
            Monument Advisor ................................        --    10.03             --    -1.76%          --       N/A
     2010   Total ...........................................        15                     158                  5.28%
            Monument Advisor ................................        --    10.21             --     2.10%          --       N/A
            Inception Nov 18 ................................        --    10.00             --      N/A          N/A       N/A
   High Yield Portfolio
     2011   Total ...........................................     3,227                  45,057                  6.83%
            Monument Advisor ................................        --    13.96             --     3.33%          --       N/A
     2010   Total ...........................................     2,462                  33,256                  7.11%
            Monument Advisor ................................        --    13.51             --    14.49%          --       N/A
     2009   Total ...........................................     3,319                  39,169                  8.57%
            Monument Advisor ................................        --    11.80             --    40.31%          --       N/A
     2008   Total ...........................................       437                   3,679                  8.02%
            Monument Advisor ................................        --     8.41             --   -23.55%          --       N/A
     2007   Total ...........................................       103                   1,132                  6.92%
            Monument Advisor ................................        --    11.00             --     3.48%          --       N/A
   Long Term US Government Portfolio
     2011   Total ...........................................       215                   3,755                  2.55%
            Monument Advisor ................................        --    17.46             --    27.82%          --       N/A
     2010   Total ...........................................        84                   1,151                  3.62%
            Monument Advisor ................................        --    13.66             --    11.60%          --       N/A

                                                                             153

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   Long Term US Government Portfolio (continued)
     2009   Total ...........................................       116                 $ 1,423                  3.76%
            Monument Advisor ................................        --   $12.24             --    -4.38%          --       N/A
     2008   Total ...........................................       132                   1,689                  3.73%
            Monument Advisor ................................        --    12.80             --    17.32%          --       N/A
     2007   Total ...........................................        87                     952                  4.60%
            Monument Advisor ................................        --    10.91             --     9.76%          --       N/A
   Low Duration Portfolio
     2011   Total ...........................................     1,603                  20,782                  1.67%
            Monument Advisor ................................        --    12.97             --     1.17%          --       N/A
     2010   Total ...........................................       867                  11,113                  1.64%
            Monument Advisor ................................        --    12.82             --     5.25%          --       N/A
     2009   Total ...........................................       630                   7,676                  3.42%
            Monument Advisor ................................        --    12.18             --    13.30%          --       N/A
     2008   Total ...........................................       625                   6,720                  4.16%
            Monument Advisor ................................        --    10.75             --    -0.37%          --       N/A
     2007   Total ...........................................       229                   2,469                  4.74%
            Monument Advisor ................................        --    10.79             --     7.36%          --       N/A
   Real Return Portfolio
     2011   Total ...........................................     1,498                  22,341                  2.02%
            Monument Advisor ................................        --    14.92             --    11.68%          --       N/A
            Monument ........................................        --    15.61             --    10.24%          --      1.30%
     2010   Total ...........................................     1,038                  13,860                  1.45%
            Monument Advisor ................................        --    13.36             --     8.09%          --       N/A
            Monument ........................................        --    14.16             --     6.71%          --      1.30%
     2009   Total ...........................................       853                  10,560                  2.88%
            Monument Advisor ................................        --    12.36             --    18.39%          --       N/A
            Monument ........................................        --    13.27             --    16.81%          --      1.30%
     2008   Total ...........................................       598                   6,250                  3.50%
            Monument Advisor ................................        --    10.44             --    -7.03%          --       N/A
            Monument ........................................        --    11.36             --    -8.24%          --      1.30%
     2007   Total ...........................................       362                   4,063                  4.66%
            Monument Advisor ................................        --    11.23             --    10.64%          --       N/A
            Monument ........................................        --    12.38             --     9.27%          --      1.30%
   Short-Term Portfolio
     2011   Total ...........................................       742                   9,070                  0.94%
            Monument Advisor ................................        --    12.23             --     0.49%          --       N/A
            Monument ........................................        --    11.27             --    -0.79%          --      1.30%
     2010   Total ...........................................       522                   6,347                  0.84%
            Monument Advisor ................................        --    12.17             --     2.10%          --       N/A
            Monument ........................................        --    11.36             --     0.80%          --      1.30%
     2009   Total ...........................................       500                   5,961                  1.96%
            Monument Advisor ................................        --    11.92             --     7.87%          --       N/A
            Monument ........................................        --    11.27             --     6.42%          --      1.30%
     2008   Total ...........................................       279                   3,079                  3.63%
            Monument Advisor ................................        --    11.05             --    -0.36%          --       N/A
            Monument ........................................        --    10.59             --    -1.58%          --      1.30%
     2007   Total ...........................................       270                   2,995                  4.69%
            Monument Advisor                                         --    11.09             --     4.52%          --       N/A
            Monument ........................................        --    10.76             --     3.16%          --      1.30%
   Total Return Portfolio
     2011   Total ...........................................     3,776                  57,806                  2.63%
            Monument Advisor ................................        --    15.31             --     3.59%          --       N/A
            Monument ........................................        --    14.81             --     2.28%          --      1.30%
     2010   Total ...........................................     3,319                  49,037                  2.41%
            Monument Advisor ................................        --    14.78             --     8.12%          --       N/A
            Monument ........................................        --    14.48             --     6.71%          --      1.30%
     2009   Total ...........................................     2,553                  34,892                  5.19%
            Monument Advisor ................................        --    13.67             --    14.01%          --       N/A
            Monument ........................................        --    13.57             --    12.52%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)
   Total Return Portfolio (continued)
     2008   Total ...........................................     2,023                 $24,243                  4.46%
            Monument Advisor ................................        --   $11.99             --     4.81%          --       N/A
            Monument ........................................        --    12.06             --     3.52%          --      1.30%
     2007   Total ...........................................     1,669                  19,097                  4.81%
            Monument Advisor ................................        --    11.44             --     8.75%          --       N/A
            Monument ........................................        --    11.65             --     7.27%          --      1.30%
PIONEER VARIABLE CONTRACTS TRUST:
   Bond Portfolio
     2011   Total ...........................................       316                   4,279                  4.72%
            Monument Advisor ................................        --    13.55             --     5.37%          --       N/A
     2010   Total ...........................................       365                   4,693                  4.64%
            Monument Advisor ................................        --    12.86             --     8.89%          --       N/A
     2009   Total ...........................................       157                   1,859                  5.17%
            Monument Advisor ................................        --    11.81             --    17.28%          --       N/A
     2008   Total ...........................................        50                     507                  5.24%
            Monument Advisor ................................        --    10.07             --    -0.79%          --       N/A
     2007   Total ...........................................         3                      29                  0.64%
            Monument Advisor ................................        --    10.15             --     1.30%          --       N/A
            Inception November 9 ............................        --    10.02             --      N/A          N/A       N/A
   Cullen Value Portfolio
     2011   Total ...........................................       134                   1,210                  0.67%
            Monument Advisor ................................        --     9.05             --    -3.72%          --       N/A
     2010   Total ...........................................       148                   1,390                  0.58%
            Monument Advisor ................................        --     9.40             --     9.30%          --       N/A
     2009   Total ...........................................       140                   1,204                  0.72%
            Monument Advisor ................................        --     8.60             --    15.75%          --       N/A
     2008   Total ...........................................       250                   1,857                  1.35%
            Monument Advisor ................................        --     7.43             --   -32.58%          --       N/A
     2007   Total ...........................................        73                     810                  2.42%
            Monument Advisor ................................        --    11.02             --     6.47%          --       N/A
   Emerging Markets Portfolio
     2011   Total ...........................................       176                   1,790                  0.00%
            Monument Advisor ................................        --    10.19             --   -23.67%          --       N/A
     2010   Total ...........................................       287                   3,835                  0.20%
            Monument Advisor ................................        --    13.35             --    15.68%          --       N/A
     2009   Total ...........................................       300                   3,462                  0.68%
            Monument Advisor ................................        --    11.54             --    74.06%          --       N/A
     2008   Total ...........................................       198                   1,315                  0.08%
            Monument Advisor ................................        --     6.63             --   -58.33%          --       N/A
     2007   Total ...........................................       102                   1,626                  0.21%
            Monument Advisor ................................        --    15.91             --    42.44%          --       N/A
   Equity Income Portfolio
     2011   Total ...........................................       372                   4,826                  2.08%
            Monument Advisor ................................        --    12.98             --     5.79%          --       N/A
            Monument ........................................        --    12.40             --     4.38%          --      1.30%
     2010   Total ...........................................       209                   2,569                  2.10%
            Monument Advisor ................................        --    12.27             --    19.24%          --       N/A
            Monument ........................................        --    11.88             --    17.74%          --      1.30%
     2009   Total                                                   140                   1,442                  2.86%
            Monument Advisor ................................        --    10.29             --    13.83%          --       N/A
            Monument ........................................        --    10.09             --    12.36%          --      1.30%
     2008   Total ...........................................       227                   2,048                  2.63%
            Monument Advisor ................................        --     9.04             --   -30.46%          --       N/A
            Monument ........................................        --     8.98             --   -31.35%          --      1.30%
     2007   Total                                                   195                   2,537                  2.30%
            Monument Advisor ................................        --    13.00             --     0.54%          --       N/A
            Monument ........................................        --    13.08             --    -0.76%          --      1.30%

                                                                             155

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Fund Portfolio
     2011   Total ...........................................        30                  $  363                  0.94%
            Monument Advisor ................................        --   $12.09             --    -4.50%          --       N/A
            Monument ........................................        --     9.96             --    -5.86%          --      1.30%
     2010   Total ...........................................       103                   1,307                  1.05%
            Monument Advisor ................................        --    12.66             --    15.72%          --       N/A
            Monument ........................................        --    10.58             --    14.25%          --      1.30%
     2009   Total ...........................................       139                   1,518                  1.60%
            Monument Advisor ................................        --    10.94             --    24.89%          --       N/A
            Monument ........................................        --     9.26             --    23.30%          --      1.30%
     2008   Total ...........................................       160                   1,401                  1.47%
            Monument Advisor ................................        --     8.76             --   -34.38%          --       N/A
            Monument ........................................        --     7.51             --   -35.20%          --      1.30%
     2007   Total ...........................................       136                   1,818                  1.15%
            Monument Advisor ................................        --    13.35             --     4.79%          --       N/A
            Monument ........................................        --    11.59             --     3.39%          --      1.30%
   High Yield Portfolio
     2011   Total ...........................................       158                   2,268                  5.01%
            Monument Advisor ................................        --    14.31             --    -2.05%          --       N/A
     2010   Total ...........................................       205                   2,997                  5.37%
            Monument Advisor ................................        --    14.61             --    17.63%          --       N/A
     2009   Total ...........................................       294                   3,653                  7.08%
            Monument Advisor ................................        --    12.42             --    60.05%          --       N/A
     2008   Total ...........................................       134                   1,036                  6.56%
            Monument Advisor ................................        --     7.76             --   -35.60%          --       N/A
     2007   Total ...........................................       725                   8,743                  5.24%
            Monument Advisor ................................        --    12.05             --     5.52%          --       N/A
   Mid Cap Value Portfolio
     2011   Total ...........................................       165                   1,979                  0.59%
            Monument Advisor ................................        --    11.96             --    -5.83%          --       N/A
     2010   Total ...........................................       225                   2,857                  0.94%
            Monument Advisor ................................        --    12.70             --    17.81%          --       N/A
     2009   Total ...........................................       158                   1,703                  1.19%
            Monument Advisor ................................        --    10.78             --    25.35%          --       N/A
     2008   Total ...........................................       142                   1,225                  1.61%
            Monument Advisor ................................        --     8.60             --   -33.80%          --       N/A
     2007   Total ...........................................       106                   1,372                  0.61%
            Monument Advisor ................................        --    12.99             --     5.35%          --       N/A
   Strategic Income Portfolio
     2011   Total ...........................................       417                   5,777                  4.91%
            Monument Advisor ................................        --    13.87             --     1.54%          --       N/A
     2010   Total ...........................................       559                   7,635                  5.34%
            Monument Advisor ................................        --    13.66             --    11.42%          --       N/A
     2009   Total ...........................................       582                   7,132                  7.77%
            Monument Advisor ................................        --    12.26             --    29.19%          --       N/A
     2008   Total ...........................................       296                   2,807                  6.60%
            Monument Advisor ................................        --     9.49             --   -11.64%          --       N/A
     2007   Total ...........................................       541                   5,816                  5.16%
            Monument Advisor ................................        --    10.74             --     6.13%          --       N/A
PROFUNDS VP:
   Access VP High Yield Fund
     2011   Total ...........................................       684                   7,728                  1.06%
            Monument Advisor ................................        --    11.30             --     2.73%          --       N/A
     2010   Total ...........................................       171                   1,882                  0.39%
            Monument Advisor ................................        --    11.00             --     9.89%          --       N/A
            Inception May 1 .................................        --    10.01             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP: (continued)
   Asia 30 Fund
     2011   Total ...........................................        26                  $  212                  0.03%
            Monument Advisor ................................        --   $ 8.25             --   -26.99%          --       N/A
     2010   Total ...........................................        81                     914                  0.00%
            Monument Advisor ................................        --    11.30             --    12.21%          --       N/A
            Inception May 1 .................................        --    10.07             --      N/A          N/A       N/A
   Banks Fund
     2011   Total ...........................................         1                       7                  0.00%
            Monument Advisor ................................        --     8.12             --   -26.78%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    11.09             --    11.23%          --       N/A
            Inception Nov 19 ................................        --     9.97             --      N/A          N/A       N/A
   Basic Materials Fund
     2011   Total ...........................................         4                      38                  0.12%
            Monument Advisor ................................        --    10.19             --   -16.20%          --       N/A
     2010   Total ...........................................        45                     548                  0.00%
            Monument Advisor ................................        --    12.16             --    21.60%          --       N/A
            Inception May 1 .................................        --    10.00             --      N/A          N/A       N/A
   Bear Fund
     2011   Total ...........................................         7                      54                  0.00%
            Monument Advisor ................................        --     8.14             --    -8.85%          --       N/A
     2010   Total ...........................................         9                      84                  0.00%
            Monument Advisor ................................        --     8.93             --    -9.52%          --       N/A
            Inception May 1 .................................        --     9.87             --      N/A          N/A       N/A
   Biotechnology Fund
     2011   Total ...........................................         1                       7                  0.00%
            Monument Advisor ................................        --    10.70             --     6.57%          --       N/A
     2010   Total ...........................................        20                     201                  0.00%
            Monument Advisor ................................        --    10.04             --    -0.20%          --       N/A
            Inception May 1 .................................        --    10.06             --      N/A          N/A       N/A
   Bull Fund
     2011   Total ...........................................       237                   2,510                  0.00%
            Monument Advisor ................................        --    10.60             --     0.00%          --       N/A
     2010   Total ...........................................       165                   1,753                  0.00%
            Monument Advisor ................................        --    10.60             --     4.64%          --       N/A
            Inception May 1 .................................        --    10.13             --      N/A          N/A       N/A
   Consumer Goods Fund
     2011   Total ...........................................         6                      74                  0.51%
            Monument Advisor ................................        --    11.82             --     6.97%          --       N/A
     2010   Total ...........................................        12                     130                  0.00%
            Monument Advisor ................................        --    11.05             --     9.41%          --       N/A
            Inception May 1 .................................        --    10.10             --      N/A          N/A       N/A
   Consumer Services Fund
     2011   Total ...........................................         4                      38                  0.00%
            Monument Advisor ................................        --    10.96             --     5.49%          --       N/A
     2010   Total ...........................................         1                       8                  0.00%
            Monument Advisor ................................        --    10.39             --     3.38%          --       N/A
            Inception Nov 19 ................................        --    10.05             --      N/A          N/A       N/A
   Emerging Markets Fund
     2011   Total ...........................................         3                      26                  0.00%
            Monument Advisor ................................        --     8.90             --   -19.68%          --       N/A
     2010   Total ...........................................       106                   1,173                  0.00%
            Monument Advisor ................................        --    11.08             --    11.02%          --       N/A
            Inception May 1 .................................        --     9.98             --      N/A          N/A       N/A
   Europe 30 Fund
     2011   Total ...........................................         9                      84                  2.03%
            Monument Advisor ................................        --     9.72             --    -8.82%          --       N/A
     2010   Total ...........................................        21                     228                  0.02%
            Monument Advisor ................................        --    10.66             --     6.81%          --       N/A
            Inception May 1 .................................        --     9.98             --      N/A          N/A       N/A

                                                                             157

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP: (continued)
   Falling US Dollar Fund
     2011   Total ...........................................        --                    $  4                  0.00%
            Monument Advisor ................................        --   $ 9.67             --    -2.72%          --       N/A
     2010   Total ...........................................         2                      15                  0.00%
            Monument Advisor ................................        --     9.94             --    -0.90%          --       N/A
            Inception Nov 19 ................................        --    10.03             --      N/A          N/A       N/A
   Financials Fund
     2011   Total ...........................................         7                      59                  0.00%
            Monument Advisor ................................        --     8.51             --   -13.87%          --       N/A
     2010   Total ...........................................        --                       2                  0.00%
            Monument Advisor ................................        --     9.88             --    -2.85%          --       N/A
            Inception May 1 .................................        --    10.17             --      N/A          N/A       N/A
   Health Care Fund
     2011   Total ...........................................         5                      61                  0.15%
            Monument Advisor ................................        --    11.27             --    10.06%          --       N/A
     2010   Total ...........................................         7                      70                  0.00%
            Monument Advisor ................................        --    10.24             --     1.79%          --       N/A
            Inception May 1 .................................        --    10.06             --      N/A          N/A       N/A
   Industrials Fund
     2011   Total ...........................................        20                     207                 0.29%
            Monument Advisor ................................        --    10.59             --    -1.85%          --       N/A
     2010   Total ...........................................        18                     198                 0.00%
            Monument Advisor ................................        --    10.79             --     5.78%          --       N/A
            Inception May 1 .................................        --    10.20             --      N/A          N/A       N/A
   International Fund
     2011   Total ...........................................         3                      24                  0.00%
            Monument Advisor ................................        --     9.46             --   -14.39%          --       N/A
     2010   Total ...........................................        60                     668                 0.00%
            Monument Advisor ................................        --    11.05             --     9.62%          --       N/A
            Inception May 1 .................................        --    10.08             --      N/A          N/A       N/A
   Internet Fund
     2011   Total ...........................................         2                      20                  0.00%
            Monument Advisor ................................        --     9.68             --    -6.92%          --       N/A
     2010   Total ...........................................        13                     140                 0.00%
            Monument Advisor ................................        --    10.40             --     3.28%          --       N/A
            Inception Nov 19 ................................        --    10.07             --      N/A          N/A       N/A
   Japan Fund
     2011   Total ...........................................        14                     106                 0.00%
            Monument Advisor ................................        --     7.41             --   -18.57%          --       N/A
     2010   Total ...........................................        12                     110                 0.00%
            Monument Advisor ................................        --     9.10             --    -9.99%          --       N/A
            Inception May 1 .................................        --    10.11             --      N/A          N/A       N/A
   Large-Cap Growth Fund
     2011   Total ...........................................         2                      19                  0.00%
            Monument Advisor ................................        --    11.17             --     3.14%          --       N/A
     2010   Total ...........................................        40                     433                 0.00%
            Monument Advisor ................................        --    10.83             --     7.02%          --       N/A
            Inception May 1 .................................        --    10.12             --      N/A          N/A       N/A
   Large-Cap Value Fund
     2011   Total ...........................................        16                     165                 1.11%
            Monument Advisor ................................        --    10.28             --    -1.25%          --       N/A
     2010   Total ...........................................         2                      22                  0.00%
            Monument Advisor ................................        --    10.41             --     2.66%          --       N/A
            Inception May 1 .................................        --    10.14             --      N/A          N/A       N/A
   Mid-Cap Fund
     2011   Total ...........................................        67                     703                 0.00%
            Monument Advisor ................................        --    10.50             --    -4.20%          --       N/A
     2010   Total ...........................................         7                      82                  0.00%
            Monument Advisor ................................        --    10.96             --     7.87%          --       N/A
            Inception May 1 .................................        --    10.16             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP: (continued)
   Mid-Cap Growth Fund
     2011   Total ...........................................         2                  $   22                  0.00%
            Monument Advisor ................................        --   $11.04             --    -2.90%          --       N/A
     2010   Total ...........................................       201                   2,289                  0.00%
            Monument Advisor ................................        --    11.37             --    11.80%          --       N/A
            Inception May 1 .................................        --    10.17             --      N/A          N/A       N/A
   Mid-Cap Value Fund
     2011   Total ...........................................         7                      70                  0.02%
            Monument Advisor ................................        --    10.22             --    -3.95%          --       N/A
     2010   Total ...........................................        --                       3                  0.00%
            Monument Advisor ................................        --    10.64             --     4.72%          --       N/A
            Inception May 1 .................................        --    10.16             --      N/A          N/A       N/A
   Money Market Fund
     2011   Total ...........................................       364                   3,641                  0.02%
            Monument Advisor ................................        --    10.00             --     0.00%          --       N/A
     2010   Total ...........................................        39                     389                  0.00%
            Monument Advisor ................................        --    10.00             --     0.00%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   NASDAQ-100 Fund
     2011   Total ...........................................        18                     199                  0.00%
            Monument Advisor ................................        --    11.19             --     1.45%          --       N/A
     2010   Total ...........................................       122                   1,347                  0.00%
            Monument Advisor ................................        --    11.03             --     8.67%          --       N/A
            Inception May 1 .................................        --    10.15             --      N/A          N/A       N/A
   Oil & Gas Fund
     2011   Total ...........................................         6                      66                  0.23%
            Monument Advisor ................................        --    11.53             --     2.22%          --       N/A
     2010   Total ...........................................        32                     359                  0.00%
            Monument Advisor ................................        --    11.28             --    11.68%          --       N/A
            Inception May 1 .................................        --    10.10             --      N/A          N/A       N/A
   Pharmaceuticals Fund
     2011   Total ...........................................        71                     851                  0.00%
            Monument Advisor ................................        --    11.92             --    16.18%          --       N/A
     2010   Total ...........................................        --                       3                  0.00%
            Monument Advisor ................................        --    10.26             --     1.79%          --       N/A
            Inception May 1 .................................        --    10.08             --      N/A          N/A       N/A
   Precious Metals Fund
     2011   Total ...........................................        80                     802                  0.00%
            Monument Advisor ................................        --    10.01             --   -19.21%          --       N/A
     2010   Total ...........................................        65                     801                  0.00%
            Monument Advisor ................................        --    12.39             --    26.04%          --       N/A
            Inception May 1 .................................        --     9.83             --      N/A          N/A       N/A
   Real Estate Fund
     2011   Total ...........................................         8                      89                  0.00%
            Monument Advisor ................................        --    11.28             --     4.74%          --       N/A
     2010   Total ...........................................         1                      16                  1.98%
            Monument Advisor ................................        --    10.77             --     4.36%          --       N/A
            Inception May 1 .................................        --    10.32             --      N/A          N/A       N/A
   Rising Rates Opportunity Fund
     2011   Total ...........................................        32                     176                  0.00%
            Monument Advisor ................................        --     5.56             --   -37.46%          --       N/A
     2010   Total ...........................................        49                     436                  0.00%
            Monument Advisor ................................        --     8.89             --   -11.19%          --       N/A
            Inception May 1 .................................        --    10.01             --      N/A          N/A       N/A
   Semiconductor Fund
     2011   Total ...........................................        --                       4                  0.01%
            Monument Advisor ................................        --    10.16             --    -3.88%          --       N/A
     2010   Total ...........................................         9                      91                  0.00%
            Monument Advisor ................................        --    10.57             --     4.34%          --       N/A
            Inception Nov 19 ................................        --    10.13             --      N/A          N/A       N/A

                                                                             159

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP: (continued)
   Short Emerging Markets
     2011   Total ...........................................         2                  $   17                  0.00%
            Monument Advisor ................................        --   $10.53             --    10.73%          --       N/A
     2010   Total ...........................................        38                     365                  0.00%
            Monument Advisor ................................        --     9.51             --    -5.00%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   Short International Fund
     2011   Total ...........................................         2                      19                  0.00%
            Monument Advisor ................................        --     9.95             --     1.74%          --       N/A
     2010   Total ...........................................        --                       1                  0.00%
            Monument Advisor ................................        --     9.78             --    -2.20%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   Short Mid-Cap Fund
     2011   Total ...........................................        --                       3                  0.00%
            Monument Advisor ................................        --     8.53             --    -8.18%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.29             --    -6.82%          --       N/A
            Inception Nov 19 ................................        --     9.97             --      N/A          N/A       N/A
   Short NASDAQ-100 Fund
     2011   Total ...........................................         2                      12                  0.00%
            Monument Advisor ................................        --     7.71             --   -10.45%          --       N/A
     2010   Total ...........................................         8                      70                  0.00%
            Monument Advisor ................................        --     8.61             --   -12.59%          --       N/A
            Inception May 1 .................................        --     9.85             --      N/A          N/A       N/A
   Short Small-Cap Fund
     2011   Total ...........................................         5                      38                  0.00%
            Monument Advisor ................................        --     7.67             --    -9.12%          --       N/A
     2010   Total ...........................................         1                      11                  0.00%
            Monument Advisor ................................        --     8.44             --   -13.35%          --       N/A
            Inception May 1 .................................        --     9.74             --      N/A          N/A       N/A
   Small Cap Fund
     2011   Total ...........................................        79                     809                  0.00%
            Monument Advisor ................................        --    10.19             --    -5.65%          --       N/A
     2010   Total ...........................................        35                     378                  0.00%
            Monument Advisor ................................        --    10.80             --     7.46%          --       N/A
            Inception Nov 19 ................................        --    10.05             --      N/A          N/A       N/A
   Small-Cap Growth Fund
     2011   Total ...........................................        25                     281                  0.00%
            Monument Advisor ................................        --    11.36             --     1.25%          --       N/A
     2010   Total ...........................................       124                   1,393                  0.00%
            Monument Advisor ................................        --    11.22             --     9.78%          --       N/A
            Inception May 1 .................................        --    10.22             --      N/A          N/A       N/A
   Small-Cap Value Fund
     2011   Total ...........................................        26                     263                  0.00%
            Monument Advisor ................................        --    10.05             --    -4.10%          --       N/A
     2010   Total ...........................................        15                     161                  0.00%
            Monument Advisor ................................        --    10.48             --     2.54%          --       N/A
            Inception May 1 .................................        --    10.22             --      N/A          N/A       N/A
   Technology Fund
     2011   Total ...........................................        81                     855                  0.00%
            Monument Advisor ................................        --    10.57             --    -1.31%          --       N/A
     2010   Total ...........................................         2                      16                  0.00%
            Monument Advisor ................................        --    10.71             --     5.52%          --       N/A
            Inception May 1 .................................        --    10.15             --      N/A          N/A       N/A
   Telecommunications Fund
     2011   Total ...........................................         2                      22                  2.85%
            Monument Advisor ................................        --    10.74             --     1.90%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.54             --     5.40%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP: (continued)
   U.S. Government Plus Fund
     2011   Total ...........................................        37                  $  565                  0.16%
            Monument Advisor ................................        --   $15.23             --    43.54%          --       N/A
     2010   Total ...........................................         7                      79                  0.41%
            Monument Advisor ................................        --    10.61             --     6.31%          --       N/A
            Inception May 1 .................................        --     9.98             --      N/A          N/A       N/A
   UltraBull Fund
     2011   Total ...........................................         2                      23                 13.78%
            Monument Advisor ................................        --    10.38             --    -4.86%          --       N/A
     2010   Total ...........................................         2                      26                  0.00%
            Monument Advisor ................................        --    10.91             --     6.34%          --       N/A
            Inception May 1 .................................        --    10.26             --      N/A          N/A       N/A
   UltraMid-Cap Fund
     2011   Total ...........................................         2                      25                  0.00%
            Monument Advisor ................................        --    10.18             --   -13.66%          --       N/A
     2010   Total ...........................................         4                      45                  0.00%
            Monument Advisor ................................        --    11.79             --    14.24%          --       N/A
            Inception May 1 .................................        --    10.32             --      N/A          N/A       N/A
   UltraNASDAQ-100 Fund
     2011   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    11.70             --    -1.18%          --       N/A
     2010   Total ...........................................         1                      12                  0.00%
            Monument Advisor ................................        --    11.84             --    14.84%          --       N/A
            Inception May 1 .................................        --    10.31             --      N/A          N/A       N/A
   UltraShort NASDAQ-100 Fund
     2011   Total ...........................................        30                     214                  0.00%
            Monument Advisor ................................        --     7.12             --   -22.10%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.14             --    -8.51%          --       N/A
            Inception Nov 19 ................................        --     9.99             --      N/A          N/A       N/A
   UltraSmall-Cap Fund
     2011   Total ...........................................        11                     101                  0.00%
            Monument Advisor ................................        --     9.26             --   -18.84%          --       N/A
     2010   Total ...........................................         6                      70                  0.00%
            Monument Advisor ................................        --    11.41             --     9.19%          --       N/A
            Inception May 1 .................................        --    10.45             --      N/A          N/A       N/A
   Utilities Fund
     2011   Total ...........................................        96                   1,199                  1.03%
            Monument Advisor ................................        --    12.44             --    17.47%          --       N/A
     2010   Total ...........................................         7                      69                  0.00%
            Monument Advisor ................................        --    10.59             --     4.44%          --       N/A
            Inception May 1 .................................        --    10.14             --      N/A          N/A       N/A
PUTNAM VARIABLE TRUST:
   Absolute Return 500 Fund
     2011   Total ...........................................         3                      31                  0.00%
            Monument Advisor ................................        --     9.61             --    -3.71%          --       N/A
            Inception May 2 .................................        --     9.98             --      N/A          N/A       N/A
   American Government Income Fund
     2011   Total ...........................................       241                   2,542                  0.78%
            Monument Advisor ................................        --    10.53             --     6.80%          --       N/A
     2010   Total ...........................................        20                     201                  0.00%
            Monument Advisor ................................        --     9.86             --    -1.50%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   Diversified Income Fund
     2011   Total ...........................................        32                     311                 16.46%
            Monument Advisor ................................        --     9.72             --    -3.19%          --       N/A
     2010   Total ...........................................       304                   3,052                  0.00%
            Monument Advisor ................................        --    10.04             --     0.40%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A

                                                                             161

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST: (continued)
   Equity Income Fund
     2011   Total ...........................................        53                 $   565                  0.95%
            Monument Advisor ................................        --   $10.72             --     1.90%          --       N/A
     2010   Total ...........................................        16                     166                  0.00%
            Monument Advisor ................................        --    10.52             --     5.09%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   Global Asset Allocation Fund
     2011   Total ...........................................        11                     118                  4.24%
            Monument Advisor ................................        --    10.25             --    -0.49%          --       N/A
     2010   Total ...........................................        12                     120                  0.00%
            Monument Advisor ................................        --    10.30             --     2.90%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   High Yield Fund
     2011   Total ...........................................       601                   6,198                  8.40%
            Monument Advisor ................................        --    10.31             --     1.78%          --       N/A
     2010   Total ...........................................     1,233                  12,490                  0.00%
            Monument Advisor ................................        --    10.13             --     1.30%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   Income Fund
     2011   Total ...........................................        21                     225                  0.76%
            Monument Advisor ................................        --    10.54             --     5.08%          --       N/A
     2010   Total ...........................................       229                   2,295                  0.00%
            Monument Advisor ................................        --    10.03             --     0.30%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   Investors Fund
     2011   Total ...........................................         2                      21                  0.71%
            Monument Advisor ................................        --    10.56             --     0.09%          --       N/A
     2010   Total ...........................................         2                      22                  0.00%
            Monument Advisor ................................        --    10.55             --     5.18%          --       N/A
            Inception Nov 19 ................................        --    10.03             --      N/A          N/A       N/A
   Multi-Cap Value Fund
     2011   Total ...........................................         5                      54                  0.27%
            Monument Advisor ................................        --    10.17             --    -5.13%          --       N/A
     2010   Total ...........................................         5                      57                  0.00%
            Monument Advisor ................................        --    10.72             --     6.56%          --       N/A
            Inception Nov 19 ................................        --    10.06             --      N/A          N/A       N/A
   Voyager Fund
     2011   Total ...........................................        48                     416                  0.00%
            Monument Advisor ................................        --     8.69             --   -17.86%          --       N/A
     2010   Total ...........................................         9                      97                  0.00%
            Monument Advisor ................................        --    10.58             --     5.17%          --       N/A
            Inception Nov 19 ................................        --    10.06             --      N/A          N/A       N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     2011   Total ...........................................       171                   2,711                  1.90%
            Monument Advisor ................................        --    15.82             --   -12.11%          --       N/A
            Monument ........................................        --    21.80             --   -13.25%          --      1.30%
     2010   Total ...........................................       208                   3,770                  2.00%
            Monument Advisor ................................        --    18.00             --    29.96%          --       N/A
            Monument ........................................        --    25.13             --    28.28%          --      1.30%
     2009   Total ...........................................       223                   3,102                  0.00%
            Monument Advisor ................................        --    13.85             --    58.11%          --       N/A
            Monument ........................................        --    19.59             --    55.97%          --      1.30%
     2008   Total ...........................................       184                   1,624                  2.48%
            Monument Advisor ................................        --     8.76             --   -43.30%          --       N/A
            Monument ........................................        --    12.56             --   -43.98%          --      1.30%
     2007   Total ...........................................       135                   2,121                  1.36%
            Monument Advisor ................................        --    15.45             --     3.97%          --       N/A
            Monument ........................................        --    22.42             --     2.61%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND: (continued)
   Small-Cap Portfolio
     2011   Total ...........................................       385                  $5,632                  0.32%
            Monument Advisor ................................        --   $14.63             --    -3.24%          --       N/A
            Monument ........................................        --    22.12             --    -4.53%          --      1.30%
     2010   Total ...........................................       423                   6,424                  0.12%
            Monument Advisor ................................        --    15.12             --    20.48%          --       N/A
            Monument ........................................        --    23.17             --    19.00%          --      1.30%
     2009   Total ...........................................       351                   4,440                  0.00%
            Monument Advisor ................................        --    12.55             --    35.24%          --       N/A
            Monument ........................................        --    19.47             --    33.45%          --      1.30%
     2008   Total ...........................................       363                   3,399                  0.80%
            Monument Advisor ................................        --     9.28             --   -27.22%          --       N/A
            Monument ........................................        --    14.59             --   -28.13%          --      1.30%
     2007   Total ...........................................       205                   2,671                  0.07%
            Monument Advisor ................................        --    12.75             --    -2.07%          --       N/A
            Monument ........................................        --    20.30             --    -3.43%          --      1.30%
RUSSELL INVESTMENT FUNDS:
   Aggressive Equity Portfolio
     2011   Total ...........................................        --                       2                  0.48%
            Monument Advisor ................................        --     8.68             --   -12.50%          --       N/A
            Inception May 2 .................................        --     9.92             --      N/A          N/A       N/A
   Balanced Strategy Portfolio
     2011   Total ...........................................         2                      18                  2.38%
            Monument Advisor ................................        --     9.14             --    -8.60%          --       N/A
            Inception May 2 .................................        --    10.00             --      N/A          N/A       N/A
   Conservative Strategy Portfolio
     2011   Total ...........................................        89                     876                  3.37%
            Monument Advisor ................................        --     9.80             --    -2.00%          --       N/A
            Inception May 2 .................................        --    10.00             --      N/A          N/A       N/A
   Core Bond Portfolio
     2011   Total ...........................................         7                      71                  2.96%
            Monument Advisor ................................        --    10.22             --     2.20%          --       N/A
            Inception May 2 .................................        --    10.00             --      N/A          N/A       N/A
   Equity Growth Strategy Portfolio
     2011   Total ...........................................         1                       7                  1.80%
            Monument Advisor ................................        --     8.59             --   -14.01%          --       N/A
            Inception May 2 .................................        --     9.99             --      N/A          N/A       N/A
   Global Real Estate Securities Portfolio
     2011   Total ...........................................        49                     421                  0.79%
            Monument Advisor ................................        --     8.61             --   -14.16%          --       N/A
            Inception May 2 .................................        --    10.03             --      N/A          N/A       N/A
   Growth Strategy Portfolio
     2011   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     8.81             --   -11.90%          --       N/A
            Inception May 2 .................................        --    10.00             --      N/A          N/A       N/A
   Moderate Strategy Portfolio
     2011   Total ...........................................         4                      42                  5.59%
            Monument Advisor ................................        --     9.51             --    -4.90%          --       N/A
            Inception May 2 .................................        --    10.00             --      N/A          N/A       N/A
   Multi-Style Equity Portfolio
     2011   Total ...........................................         1                      11                  0.52%
            Monument Advisor ................................        --     9.07             --    -9.12%          --       N/A
            Inception May 2 .................................        --     9.98             --      N/A          N/A       N/A
   Non U.S. Portfolio
     2011   Total ...........................................         4                      28                  0.82%
            Monument Advisor ................................        --     7.93             --   -20.86%          --       N/A
            Inception May 2 .................................        --    10.02             --      N/A          N/A       N/A

                                                                             163

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN      RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
   Banking Fund
     2011   Total ...........................................       126                  $  545                  0.15%
            Monument Advisor ................................        --   $ 4.32             --   -22.30%          --       N/A
            Monument ........................................        --     4.17             --   -23.20%          --      1.30%
     2010   Total ...........................................       197                   1,095                  2.02%
            Monument Advisor ................................        --     5.56             --    13.01%          --       N/A
            Monument ........................................        --     5.43             --    11.73%          --      1.30%
     2009   Total ...........................................        63                     310                  3.29%
            Monument Advisor ................................        --     4.92             --    -3.34%          --       N/A
            Monument ........................................        --     4.86             --    -4.71%          --      1.30%
     2008   Total ...........................................       122                     619                  0.23%
            Monument Advisor ................................        --     5.09             --   -41.16%          --       N/A
            Monument ........................................        --     5.10             --   -41.98%          --      1.30%
     2007   Total ...........................................         6                      49                  3.92%
            Monument Advisor ................................        --     8.65             --   -27.13%          --       N/A
            Monument ........................................        --     8.79             --   -28.01%          --      1.30%
   Basic Materials Fund
     2011   Total ...........................................        23                     376                  0.00%
            Monument Advisor ................................        --    16.49             --   -16.46%          --       N/A
            Monument ........................................        --    17.30             --   -17.54%          --      1.30%
     2010   Total ...........................................       158                   3,122                  0.95%
            Monument Advisor ................................        --    19.74             --    26.70%          --       N/A
            Monument ........................................        --    20.98             --    25.03%          --      1.30%
     2009   Total ...........................................        84                   1,305                  0.26%
            Monument Advisor ................................        --    15.58             --    55.49%          --       N/A
            Monument ........................................        --    16.78             --    53.52%          --      1.30%
     2008   Total ...........................................        47                     471                  0.30%
            Monument Advisor ................................        --    10.02             --   -45.40%          --       N/A
            Monument ........................................        --    10.93             --   -46.13%          --      1.30%
     2007   Total ...........................................        94                   1,734                  0.19%
            Monument Advisor ................................        --    18.35             --    33.94%          --       N/A
            Monument ........................................        --    20.29             --    32.27%          --      1.30%
   Biotechnology Fund
     2011   Total ...........................................        59                     939                  0.00%
            Monument Advisor ................................        --    15.81             --    10.64%          --       N/A
            Monument ........................................        --    12.07             --     9.23%          --      1.30%
     2010   Total ...........................................        90                   1,279                  0.00%
            Monument Advisor ................................        --    14.29             --    10.69%          --       N/A
            Monument ........................................        --    11.05             --     9.30%          --      1.30%
     2009   Total ...........................................        44                     572                  0.00%
            Monument Advisor ................................        --    12.91             --    18.33%          --       N/A
            Monument ........................................        --    10.11             --    16.74%          --      1.30%
     2008   Total ...........................................        66                     721                  0.00%
            Monument Advisor ................................        --    10.91             --   -11.80%          --       N/A
            Monument ........................................        --     8.66             --   -12.88%          --      1.30%
     2007   Total ...........................................        16                     204                  0.00%
            Monument Advisor ................................        --    12.37             --     4.39%          --       N/A
            Monument ........................................        --     9.94             --     3.01%          --      1.30%
   Commodities Strategy Fund
     2011   Total ...........................................       187                   1,113                  5.12%
            Monument Advisor ................................        --     5.96             --    -6.73%          --       N/A
     2010   Total ...........................................       121                     775                  0.00%
            Monument Advisor ................................        --     6.39             --     8.12%          --       N/A
     2009   Total ...........................................        52                     307                  4.07%
            Monument Advisor ................................        --     5.91             --    11.51%          --       N/A
     2008   Total ...........................................         8                      43                  0.69%
            Monument Advisor ................................        --     5.30             --   -49.04%          --       N/A
     2007   Total ...........................................        37                     390                  0.00%
            Monument Advisor ................................        --    10.40             --    31.15%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Consumer Products Fund
     2011   Total ...........................................       273                  $4,399                  1.87%
            Monument Advisor ................................        --   $16.10             --    13.78%          --       N/A
            Monument ........................................        --    15.03             --    12.25%          --      1.30%
     2010   Total ...........................................        73                   1,032                  1.57%
            Monument Advisor ................................        --    14.15             --    17.33%          --       N/A
            Monument ........................................        --    13.39             --    15.83%          --      1.30%
     2009   Total ...........................................        47                     570                  2.51%
            Monument Advisor ................................        --    12.06             --    19.05%          --       N/A
            Monument ........................................        --    11.56             --    17.48%          --      1.30%
     2008   Total ...........................................        37                     380                  0.18%
            Monument Advisor ................................        --    10.13             --   -23.37%          --       N/A
            Monument ........................................        --     9.84             --   -24.37%          --      1.30%
     2007   Total ...........................................        69                     915                  5.43%
            Monument Advisor ................................        --    13.22             --    11.09%          --       N/A
            Monument ........................................        --    13.01             --     9.70%          --      1.30%
   Dow 2X Strategy Fund
     2011   Total ...........................................       147                   1,589                  0.00%
            Monument Advisor ................................        --    10.82             --     9.07%          --       N/A
            Monument ........................................        --     9.75             --     7.73%          --      1.30%
     2010   Total ...........................................        48                     472                  0.64%
            Monument Advisor ................................        --     9.92             --    24.62%          --       N/A
            Monument ........................................        --     9.05             --    22.96%          --      1.30%
     2009   Total ...........................................        77                     614                  0.00%
            Monument Advisor ................................        --     7.96             --    37.01%          --       N/A
            Monument ........................................        --     7.36             --    35.05%          --      1.30%
     2008   Total ...........................................        42                     245                  0.00%
            Monument Advisor ................................        --     5.81             --   -61.75%          --       N/A
            Monument ........................................        --     5.45             --   -62.21%          --      1.30%
     2007   Total ...........................................        28                     432                  1.07%
            Monument Advisor ................................        --    15.19             --     8.19%          --       N/A
            Monument ........................................        --    14.42             --     6.74%          --      1.30%
   Electronics Fund
     2011   Total ...........................................         1                       7                  0.00%
            Monument Advisor ................................        --     9.55             --   -16.45%          --       N/A
            Monument ........................................        --     6.77             --   -17.54%          --      1.30%
     2010   Total ...........................................        65                     748                  0.00%
            Monument Advisor ................................        --    11.43             --     9.48%          --       N/A
            Monument ........................................        --     8.21             --     8.17%          --      1.30%
     2009   Total ...........................................        37                     386                  0.00%
            Monument Advisor ................................        --    10.44             --    71.99%          --       N/A
            Monument ........................................        --     7.59             --    69.42%          --      1.30%
     2008   Total ...........................................         7                      45                  0.00%
            Monument Advisor ................................        --     6.07             --   -50.12%          --       N/A
            Monument ........................................        --     4.48             --   -50.72%          --      1.30%
     2007   Total ...........................................        31                     379                  0.00%
            Monument Advisor ................................        --    12.17             --    -2.48%          --       N/A
            Monument ........................................        --     9.09             --    -3.71%          --      1.30%
   Energy Fund
     2011   Total ...........................................        68                   1,086                  0.00%
            Monument Advisor ................................        --    16.01             --    -5.82%          --       N/A
            Monument ........................................        --    19.12             --    -7.09%          --      1.30%
     2010   Total ...........................................       128                   2,179                  0.61%
            Monument Advisor ................................        --    17.00             --    19.05%          --       N/A
            Monument ........................................        --    20.58             --    17.53%          --      1.30%
     2009   Total ...........................................        53                     766                  0.00%
            Monument Advisor ................................        --    14.28             --    38.51%          --       N/A
            Monument ........................................        --    17.51             --    36.69%          --      1.30%

                                                                             165

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN      RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Energy Fund (continued)
     2008   Total ...........................................       109                  $1,127                  0.00%
            Monument Advisor ................................        --   $10.31             --   -46.05%          --       N/A
            Monument ........................................        --    12.81             --   -46.74%          --      1.30%
     2007   Total ...........................................       118                   2,275                  0.00%
            Monument Advisor ................................        --    19.11             --    33.26%          --       N/A
            Monument ........................................        --    24.05             --    31.49%          --      1.30%
   Energy Services Fund
     2011   Total ...........................................        43                     737                  0.00%
            Monument Advisor ................................        --    17.05             --    -9.31%          --       N/A
            Monument ........................................        --    19.61             --   -10.50%          --      1.30%
     2010   Total ...........................................       168                   3,167                  0.00%
            Monument Advisor ................................        --    18.80             --    26.01%          --       N/A
            Monument ........................................        --    21.91             --    24.42%          --      1.30%
     2009   Total ...........................................        85                   1,270                  0.00%
            Monument Advisor ................................        --    14.92             --    62.53%          --       N/A
            Monument ........................................        --    17.61             --    60.38%          --      1.30%
     2008   Total ...........................................        55                     503                  0.00%
            Monument Advisor ................................        --     9.18             --   -57.62%          --       N/A
            Monument ........................................        --    10.98             --   -58.16%          --      1.30%
     2007   Total ...........................................       104                   2,247                  0.00%
            Monument Advisor ................................        --    21.66             --    37.09%          --       N/A
            Monument ........................................        --    26.24             --    35.33%          --      1.30%
   Europe 1.25X Strategy Fund
     2011   Total ...........................................         8                      63                  0.00%
            Monument Advisor ................................        --     7.45             --   -15.15%          --       N/A
            Monument ........................................        --     7.94             --   -16.24%          --      1.30%
     2010   Total ...........................................        30                     259                  3.02%
            Monument Advisor ................................        --     8.78             --   -10.77%          --       N/A
            Monument ........................................        --     9.48             --   -11.90%          --      1.30%
     2009   Total ...........................................        51                     506                  4.73%
            Monument Advisor ................................        --     9.84             --    35.72%          --       N/A
            Monument ........................................        --    10.76             --    33.83%          --      1.30%
     2008   Total ...........................................        40                     290                  0.73%
            Monument Advisor ................................        --     7.25             --   -54.86%          --       N/A
            Monument ........................................        --     8.04             --   -55.43%          --      1.30%
     2007   Total ...........................................        56                     902                  1.99%
            Monument Advisor ................................        --    16.06             --    13.02%          --       N/A
            Monument ........................................        --    18.04             --    11.56%          --      1.30%
   Financial Services Fund
     2011   Total ...........................................        72                     462                  0.05%
            Monument Advisor ................................        --     6.46             --   -14.89%          --       N/A
            Monument ........................................        --     6.21             --   -16.08%          --      1.30%
     2010   Total ...........................................       100                     757                  0.78%
            Monument Advisor ................................        --     7.59             --    14.48%          --       N/A
            Monument ........................................        --     7.40             --    12.98%          --      1.30%
     2009   Total ...........................................        15                     102                  0.72%
            Monument Advisor ................................        --     6.63             --    19.68%          --       N/A
            Monument ........................................        --     6.55             --    18.02%          --      1.30%
     2008   Total ...........................................       130                     721                  0.00%
            Monument Advisor ................................        --     5.54             --   -48.08%          --       N/A
            Monument ........................................        --     5.55             --   -48.71%          --      1.30%
     2007   Total ...........................................        14                     149                  2.78%
            Monument Advisor ................................        --    10.67             --   -18.80%          --       N/A
            Monument ........................................        --    10.82             --   -19.85%          --      1.30%
   Government Long Bond 1.2X Strategy Fund
     2011   Total ...........................................       470                   7,770                  1.96%
            Monument Advisor ................................        --    16.52             --    41.56%          --       N/A
            Monument ........................................        --    16.73             --    39.65%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy Fund (continued)
     2010   Total ...........................................        35                  $  411                  2.47%
            Monument Advisor ................................        --   $11.67             --    10.09%          --       N/A
            Monument ........................................        --    11.98             --     8.71%          --      1.30%
     2009   Total ...........................................        55                     586                  2.48%
            Monument Advisor ................................        --    10.60             --   -31.52%          --       N/A
            Monument ........................................        --    11.02             --   -32.43%          --      1.30%
     2008   Total ...........................................        88                   1,367                  2.66%
            Monument Advisor ................................        --    15.48             --    44.94%          --       N/A
            Monument ........................................        --    16.31             --    43.07%          --      1.30%
     2007   Total ...........................................        42                     445                  4.66%
            Monument Advisor ................................        --    10.68             --     9.76%          --       N/A
            Monument ........................................        --    11.40             --     8.26%          --      1.30%
   Health Care Fund
     2011   Total ...........................................       112                   1,428                  0.00%
            Monument Advisor ................................        --    12.73             --     4.69%          --       N/A
            Monument ........................................        --    11.86             --     3.31%          --      1.30%
     2010   Total ...........................................        62                     757                  0.21%
            Monument Advisor ................................        --    12.16             --     6.76%          --       N/A
            Monument ........................................        --    11.48             --     5.42%          --      1.30%
     2009   Total ...........................................        86                     974                  0.00%
            Monument Advisor ................................        --    11.39             --    24.62%          --       N/A
            Monument ........................................        --    10.89             --    23.05%          --      1.30%
     2008   Total ...........................................        73                     670                  0.00%
            Monument Advisor                                         --     9.14             --   -24.84%          --       N/A
            Monument ........................................        --     8.85             --   -25.88%          --      1.30%
     2007   Total ...........................................        52                     637                  0.00%
            Monument Advisor ................................        --    12.16             --     6.02%          --       N/A
            Monument ........................................        --    11.94             --     4.65%          --      1.30%
   Internet Fund
     2011   Total ...........................................        23                     329                  0.00%
            Monument Advisor ................................        --    14.19             --   -11.97%          --       N/A
            Monument ........................................        --    11.87             --   -13.10%          --      1.30%
     2010   Total ...........................................       101                   1,621                  0.00%
            Monument Advisor ................................        --    16.12             --    20.84%          --       N/A
            Monument ........................................        --    13.66             --    19.20%          --      1.30%
     2009   Total ...........................................        42                     566                  0.00%
            Monument Advisor ................................        --    13.34             --    65.71%          --       N/A
            Monument ........................................        --    11.46             --    63.71%          --      1.30%
     2008   Total ...........................................         6                      51                  0.00%
            Monument Advisor ................................        --     8.05             --   -44.83%          --       N/A
            Monument ........................................        --     7.00             --   -45.57%          --      1.30%
     2007   Total ...........................................        33                     484                  0.00%
            Monument Advisor ................................        --    14.59             --    10.36%          --       N/A
            Monument ........................................        --    12.86             --     8.98%          --      1.30%
   Inverse Dow 2X Strategy Fund
     2011   Total ...........................................        71                     211                  0.00%
            Monument Advisor ................................        --     2.98             --   -27.14%          --       N/A
            Monument ........................................        --     2.61             --   -27.90%          --      1.30%
     2010   Total ...........................................       373                   1,527                  0.00%
            Monument Advisor ................................        --     4.09             --   -30.32%          --       N/A
            Monument ........................................        --     3.62             --   -31.18%          --      1.30%
     2009   Total ...........................................       171                   1,002                  0.00%
            Monument Advisor ................................        --     5.87             --   -44.62%          --       N/A
            Monument ........................................        --     5.26             --   -45.38%          --      1.30%
     2008   Total ...........................................        47                     497                  0.81%
            Monument Advisor ................................        --    10.60             --    60.85%          --       N/A
            Monument ........................................        --     9.63             --    58.91%          --      1.30%

                                                                             167

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Inverse Dow 2X Strategy Fund (continued)
     2007   Total ...........................................       159                  $1,049                  3.17%
            Monument Advisor ................................        --   $ 6.59             --    -8.98%          --       N/A
            Monument ........................................        --     6.06             --   -10.22%          --      1.30%
   Inverse Government Long Bond Strategy Fund
     2011   Total ...........................................        40                     208                  0.00%
            Monument Advisor ................................        --     5.23             --   -30.45%          --       N/A
            Monument ........................................        --     3.92             --   -31.35%          --      1.30%
     2010   Total ...........................................       120                     898                  0.00%
            Monument Advisor ................................        --     7.52             --   -12.76%          --       N/A
            Monument ........................................        --     5.71             --   -13.88%          --      1.30%
     2009   Total ...........................................       657                   5,665                  0.00%
            Monument Advisor ................................        --     8.62             --    19.39%          --       N/A
            Monument ........................................        --     6.63             --    17.97%          --      1.30%
     2008   Total ...........................................        67                     483                  0.58%
            Monument Advisor ................................        --     7.22             --   -30.17%          --       N/A
            Monument ........................................        --     5.62             --   -31.13%          --      1.30%
     2007   Total ...........................................         6                      57                  0.72%
            Monument Advisor ................................        --    10.34             --    -4.52%          --       N/A
            Monument ........................................        --     8.16             --    -5.77%          --      1.30%
   Inverse Mid-Cap Strategy Fund
     2011   Total ...........................................         9                      46                  0.00%
            Monument Advisor ................................        --     5.00             --    -7.24%          --       N/A
            Monument ........................................        --     4.16             --    -8.57%          --      1.30%
     2010   Total ...........................................         6                      30                  0.00%
            Monument Advisor ................................        --     5.39             --   -25.35%          --       N/A
            Monument ........................................        --     4.55             --   -26.26%          --      1.30%
     2009   Total ...........................................         2                      13                  0.00%
            Monument Advisor ................................        --     7.22             --   -35.25%          --       N/A
            Monument ........................................        --     6.17             --   -36.13%          --      1.30%
     2008   Total ...........................................         9                     104                  0.64%
            Monument Advisor ................................        --    11.15             --    34.34%          --       N/A
            Monument ........................................        --     9.66             --    32.69%          --      1.30%
     2007   Total ...........................................        14                     116                  2.83%
            Monument Advisor ................................        --     8.30             --    -1.89%          --       N/A
            Monument ........................................        --     7.28             --    -3.32%          --      1.30%
   Inverse NASDAQ-100(R) Strategy Fund
     2011   Total ...........................................       138                     673                  0.00%
            Monument Advisor ................................        --     4.89             --    -9.94%          --       N/A
            Monument ........................................        --     4.39             --   -11.13%          --      1.30%
     2010   Total ...........................................        66                     358                  0.00%
            Monument Advisor ................................        --     5.43             --   -21.30%          --       N/A
            Monument ........................................        --     4.94             --   -22.33%          --      1.30%
     2009   Total ...........................................        74                     509                  0.04%
            Monument Advisor ................................        --     6.90             --   -40.10%          --       N/A
            Monument ........................................        --     6.36             --   -40.84%          --      1.30%
     2008   Total ...........................................        14                     162                  0.53%
            Monument Advisor ................................        --    11.52             --    48.07%          --       N/A
            Monument ........................................        --    10.75             --    46.06%          --      1.30%
     2007   Total ...........................................        41                     322                  5.48%
            Monument Advisor ................................        --     7.78             --   -11.29%          --       N/A
            Monument ........................................        --     7.36             --   -12.49%          --      1.30%
   Inverse Russell 2000(R) Strategy Fund
     2011   Total ...........................................       211                     956                  0.00%
            Monument Advisor ................................        --     4.54             --    -7.54%          --       N/A
            Monument ........................................        --     3.89             --    -8.69%          --      1.30%
     2010   Total ...........................................        31                     155                  0.00%
            Monument Advisor ................................        --     4.91             --   -27.58%          --       N/A
            Monument ........................................        --     4.26             --   -28.64%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Inverse Russell 2000(R) Strategy Fund (continued)
     2009   Total ...........................................        78                    $529                  0.00%
            Monument Advisor ................................        --   $ 6.78             --   -32.87%          --       N/A
            Monument ........................................        --     5.97             --   -33.74%          --      1.30%
     2008   Total ...........................................        36                     367                  0.99%
            Monument Advisor ................................        --    10.10             --    24.69%          --       N/A
            Monument ........................................        --     9.01             --    23.09%          --      1.30%
     2007   Total ...........................................        39                     313                  4.37%
            Monument Advisor ................................        --     8.10             --     5.33%          --       N/A
            Monument ........................................        --     7.32             --     3.98%          --      1.30%
   Inverse S&P 500 Strategy Fund
     2011   Total ...........................................        45                     306                  0.00%
            Monument Advisor ................................        --     6.74             --    -9.04%          --       N/A
            Monument ........................................        --     4.58             --   -10.20%          --      1.30%
     2010   Total ...........................................        86                     635                  0.00%
            Monument Advisor ................................        --     7.41             --   -16.93%          --       N/A
            Monument ........................................        --     5.10             --   -18.01%          --      1.30%
     2009   Total ...........................................       106                     944                  0.00%
            Monument Advisor ................................        --     8.92             --   -27.60%          --       N/A
            Monument ........................................        --     6.22             --   -28.51%          --      1.30%
     2008   Total ...........................................        72                     893                  0.77%
            Monument Advisor ................................        --    12.32             --    39.21%          --       N/A
            Monument ........................................        --     8.70             --    37.44%          --      1.30%
     2007   Total ...........................................        47                     413                  4.22%
            Monument Advisor ................................        --     8.85             --     0.91%          --       N/A
            Monument ........................................        --     6.33             --    -0.47%          --      1.30%
   Japan 2X Strategy Fund
     2011   Total ...........................................         2                      20                  0.00%
            Monument Advisor ................................        --     8.59             --   -28.95%          --       N/A
            Monument ........................................        --     7.22             --   -29.83%          --      1.30%
     2010   Total ...........................................        47                     565                  0.00%
            Monument Advisor ................................        --    12.09             --    15.69%          --       N/A
            Monument ........................................        --    10.29             --    14.21%          --      1.30%
     2009   Total ...........................................        16                     166                  0.20%
            Monument Advisor ................................        --    10.45             --    23.67%          --       N/A
            Monument ........................................        --     9.01             --    22.09%          --      1.30%
     2008   Total ...........................................        32                     274                  0.74%
            Monument Advisor ................................        --     8.45             --   -32.99%          --       N/A
            Monument ........................................        --     7.38             --   -33.81%          --      1.30%
     2007   Total ...........................................         9                     119                 17.31%
            Monument Advisor ................................        --    12.61             --   -11.20%          --       N/A
            Monument ........................................        --    11.15             --   -12.41%          --      1.30%
   Leisure Fund
     2011   Total ...........................................        48                     546                  0.00%
            Monument Advisor ................................        --    11.38             --     2.43%          --       N/A
            Monument ........................................        --    11.19             --     1.18%          --      1.30%
     2010   Total ...........................................        31                     349                  0.22%
            Monument Advisor ................................        --    11.11             --    30.40%          --       N/A
            Monument ........................................        --    11.06             --    28.60%          --      1.30%
     2009   Total ...........................................         8                      66                  0.00%
            Monument Advisor ................................        --     8.52             --    36.76%          --       N/A
            Monument ........................................        --     8.60             --    35.01%          --      1.30%
     2008   Total ...........................................        12                      72                  0.00%
            Monument Advisor ................................        --     6.23             --   -49.10%          --       N/A
            Monument ........................................        --     6.37             --   -49.76%          --      1.30%
     2007   Total ...........................................         5                      64                  0.00%
            Monument Advisor ................................        --    12.24             --    -2.55%          --       N/A
            Monument ........................................        --    12.68             --    -3.79%          --      1.30%

                                                                             169

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Mid Cap 1.5X Strategy Fund
     2011   Total ...........................................        20                  $  248                  0.00%
            Monument Advisor ................................        --   $12.28             --    -7.60%          --       N/A
            Monument ........................................        --    18.65             --    -8.76%          --      1.30%
     2010   Total ...........................................       120                   1,593                  0.00%
            Monument Advisor ................................        --    13.29             --    37.58%          --       N/A
            Monument ........................................        --    20.44             --    35.72%          --      1.30%
     2009   Total ...........................................        61                     597                  0.18%
            Monument Advisor ................................        --     9.66             --    52.37%          --       N/A
            Monument ........................................        --    15.06             --    50.45%          --      1.30%
     2008   Total ...........................................        72                     462                  0.00%
            Monument Advisor ................................        --     6.34             --   -54.81%          --       N/A
            Monument ........................................        --    10.01             --   -55.41%          --      1.30%
     2007   Total ...........................................        38                     548                  0.71%
            Monument Advisor ................................        --    14.03             --     3.54%          --       N/A
            Monument ........................................        --    22.45             --     2.23%          --      1.30%
   NASDAQ-100(R) Fund
     2011   Total ...........................................       177                   2,710                  0.00%
            Monument Advisor ................................        --    15.31             --     2.20%          --       N/A
            Monument ........................................        --    17.39             --     0.81%          --      1.30%
     2010   Total ...........................................       154                   2,313                  0.00%
            Monument Advisor ................................        --    14.98             --    18.42%          --       N/A
            Monument ........................................        --    17.25             --    16.95%          --      1.30%
     2009   Total ...........................................       178                   2,254                  0.00%
            Monument Advisor ................................        --    12.65             --    52.04%          --       N/A
            Monument ........................................        --    14.75             --    50.05%          --      1.30%
     2008   Total ...........................................        39                     329                  0.30%
            Monument Advisor ................................        --     8.32             --   -41.90%          --       N/A
            Monument ........................................        --     9.83             --   -42.65%          --      1.30%
     2007   Total ...........................................        60                     875                  0.04%
            Monument Advisor ................................        --    14.32             --    17.76%          --       N/A
            Monument ........................................        --    17.14             --    16.28%          --      1.30%
   NASDAQ-100(R) 2X Strategy Fund
     2011   Total ...........................................       149                   2,063                  0.00%
            Monument Advisor ................................        --    13.93             --    -0.64%          --       N/A
            Monument ........................................        --    11.70             --    -2.01%          --      1.30%
     2010   Total ...........................................       237                   3,328                  0.00%
            Monument Advisor ................................        --    14.02             --    36.91%          --       N/A
            Monument ........................................        --    11.94             --    35.22%          --      1.30%
     2009   Total ...........................................       310                   3,179                  0.00%
            Monument Advisor ................................        --    10.24             --   117.87%          --       N/A
            Monument ........................................        --     8.83             --   114.84%          --      1.30%
     2008   Total ...........................................       608                   2,857                  0.06%
            Monument Advisor ................................        --     4.70             --   -72.61%          --       N/A
            Monument ........................................        --     4.11             --   -72.94%          --      1.30%
     2007   Total ...........................................       172                   2,956                  0.31%
            Monument Advisor ................................        --    17.16             --    28.16%          --       N/A
            Monument ........................................        --    15.19             --    26.48%          --      1.30%
   Nova Fund
     2011   Total ...........................................       194                   1,901                  0.04%
            Monument Advisor ................................        --     9.81             --    -1.21%          --       N/A
            Monument ........................................        --     9.43             --    -2.48%          --      1.30%
     2010   Total ...........................................       257                   2,556                  0.21%
            Monument Advisor ................................        --     9.93             --    19.93%          --       N/A
            Monument ........................................        --     9.67             --    18.36%          --      1.30%
     2009   Total ...........................................       180                   1,494                  1.62%
            Monument Advisor ................................        --     8.28             --    35.52%          --       N/A
            Monument ........................................        --     8.17             --    33.72%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Nova Fund (continued)
     2008   Total ...........................................        49                  $  299                  0.20%
            Monument Advisor ................................        --   $ 6.11             --   -54.47%          --       N/A
            Monument ........................................        --     6.11             --   -55.04%          --      1.30%
     2007   Total ...........................................        53                     708                  1.00%
            Monument Advisor ................................        --    13.42             --     1.13%          --       N/A
            Monument ........................................        --    13.59             --    -0.15%          --      1.30%
   Precious Metals Fund
     2011   Total ...........................................       199                   4,031                  0.07%
            Monument Advisor ................................        --    20.28             --   -24.16%          --       N/A
            Monument ........................................        --    17.64             --   -25.13%          --      1.30%
     2010   Total ...........................................       237                   6,327                  0.01%
            Monument Advisor ................................        --    26.74             --    38.05%          --       N/A
            Monument ........................................        --    23.56             --    36.34%          --      1.30%
     2009   Total ...........................................       171                   3,316                  0.00%
            Monument Advisor ................................        --    19.37             --    49.23%          --       N/A
            Monument ........................................        --    17.28             --    47.31%          --      1.30%
     2008   Total ...........................................       186                   2,415                  0.00%
            Monument Advisor ................................        --    12.98             --   -38.54%          --       N/A
            Monument ........................................        --    11.73             --   -39.38%          --      1.30%
     2007   Total ...........................................       124                   2,626                  0.00%
            Monument Advisor ................................        --    21.12             --    19.52%          --       N/A
            Monument ........................................        --    19.35             --    17.99%          --      1.30%
   Real Estate Fund
     2011   Total ...........................................       143                   1,580                  1.74%
            Monument Advisor ................................        --    11.04             --     2.32%          --       N/A
            Monument ........................................        --    12.92             --     0.94%          --      1.30%
     2010   Total ...........................................       255                   2,754                  2.48%
            Monument Advisor ................................        --    10.79             --    24.88%          --       N/A
            Monument ........................................        --    12.80             --    23.31%          --      1.30%
     2009   Total ...........................................        98                     850                  8.14%
            Monument Advisor ................................        --     8.64             --    25.22%          --       N/A
            Monument ........................................        --    10.38             --    23.57%          --      1.30%
     2008   Total ...........................................        65                     445                  0.69%
            Monument Advisor ................................        --     6.90             --   -41.62%          --       N/A
            Monument ........................................        --     8.40             --   -42.39%          --      1.30%
     2007   Total ...........................................        15                     182                  1.01%
            Monument Advisor ................................        --    11.82             --   -19.15%          --       N/A
            Monument ........................................        --    14.58             --   -20.15%          --      1.30%
   Retailing Fund
     2011   Total ...........................................        71                     954                  0.00%
            Monument Advisor ................................        --    13.52             --     5.30%          --       N/A
            Monument ........................................        --    12.60             --     3.96%          --      1.30%
     2010   Total ...........................................        11                     136                  0.00%
            Monument Advisor ................................        --    12.84             --    25.15%          --       N/A
            Monument ........................................        --    12.12             --    23.55%          --      1.30%
     2009   Total ...........................................         1                      14                  0.00%
            Monument Advisor ................................        --    10.26             --    44.10%          --       N/A
            Monument ........................................        --     9.81             --    42.38%          --      1.30%
     2008   Total ...........................................         7                      53                  0.00%
            Monument Advisor ................................        --     7.12             --   -32.89%          --       N/A
            Monument ........................................        --     6.89             --   -33.88%          --      1.30%
     2007   Total ...........................................         2                      26                  0.00%
            Monument Advisor ................................        --    10.61             --   -12.60%          --       N/A
            Monument ........................................        --    10.42             --   -13.67%          --      1.30%

                                                                             171

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Russell 2000(R) 1.5X Strategy Fund
     2011   Total ...........................................        48                  $  514                  0.00%
            Monument Advisor ................................        --   $10.78             --   -12.14%          --       N/A
            Monument ........................................        --    16.42             --   -13.31%          --      1.30%
     2010   Total ...........................................       132                   1,624                  0.00%
            Monument Advisor ................................        --    12.27             --    37.87%          --       N/A
            Monument ........................................        --    18.94             --    36.06%          --      1.30%
     2009   Total ...........................................         8                      79                  0.00%
            Monument Advisor ................................        --     8.90             --    33.23%          --       N/A
            Monument ........................................        --    13.92             --    31.57%          --      1.30%
     2008   Total ...........................................        84                     564                  0.24%
            Monument Advisor ................................        --     6.68             --   -51.35%          --       N/A
            Monument ........................................        --    10.58             --   -51.97%          --      1.30%
     2007   Total ...........................................         8                     130                  0.24%
            Monument Advisor ................................        --    13.73             --    -6.73%          --       N/A
            Monument ........................................        --    22.03             --    -7.98%          --      1.30%
   Russell 2000(R) 2X Strategy Fund
     2011   Total ...........................................        49                     245                  0.00%
            Monument Advisor ................................        --     4.99             --   -19.39%          --       N/A
     2010   Total ...........................................       162                   1,003                  0.00%
            Monument Advisor ................................        --     6.19             --    48.44%          --       N/A
     2009   Total ...........................................       134                     559                  0.01%
            Monument Advisor ................................        --     4.17             --    35.83%          --       N/A
     2008   Total ...........................................       224                     687                  0.39%
            Monument Advisor ................................        --     3.07             --   -66.23%          --       N/A
     2007   Total ...........................................        69                     624                  0.01%
            Monument Advisor ................................        --     9.09             --   -12.60%          --       N/A
   S&P 500 2X Strategy Fund
     2011   Total ...........................................       564                   4,497                  0.00%
            Monument Advisor ................................        --     7.97             --    -3.98%          --       N/A
            Monument ........................................        --     7.67             --    -5.19%          --      1.30%
     2010   Total ...........................................       126                   1,049                  0.00%
            Monument Advisor ................................        --     8.30             --    25.38%          --       N/A
            Monument ........................................        --     8.09             --    23.89%          --      1.30%
     2009   Total ...........................................       808                   5,347                  1.16%
            Monument Advisor ................................        --     6.62             --    46.46%          --       N/A
            Monument ........................................        --     6.53             --    44.47%          --      1.30%
     2008   Total ...........................................       153                     689                  0.00%
            Monument Advisor ................................        --     4.52             --   -67.99%          --       N/A
            Monument ........................................        --     4.52             --   -68.41%          --      1.30%
     2007   Total ...........................................        80                   1,136                  0.91%
            Monument Advisor ................................        --    14.12             --     0.64%          --       N/A
            Monument ........................................        --    14.31             --    -0.69%          --      1.30%
   S&P 500 Pure Growth Fund
     2011   Total ...........................................       231                   2,960                  0.00%
            Monument Advisor ................................        --    12.83             --    -1.08%          --       N/A
            Monument ........................................        --    11.81             --    -2.40%          --      1.30%
     2010   Total ...........................................       191                   2,472                  0.00%
            Monument Advisor ................................        --    12.97             --    25.07%          --       N/A
            Monument ........................................        --    12.10             --    23.47%          --      1.30%
     2009   Total ...........................................       174                   1,804                  0.00%
            Monument Advisor ................................        --    10.37             --    47.09%          --       N/A
            Monument ........................................        --     9.80             --    45.19%          --      1.30%
     2008   Total ...........................................       205                   1,444                  0.00%
            Monument Advisor ................................        --     7.05             --   -39.80%          --       N/A
            Monument ........................................        --     6.75             --   -40.58%          --      1.30%
     2007   Total ...........................................        51                     592                  0.00%
            Monument Advisor ................................        --    11.71             --     4.93%          --       N/A
            Monument ........................................        --    11.36             --     3.56%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   S&P 500 Pure Value Fund
     2011   Total ...........................................        59                  $  652                  0.01%
            Monument Advisor ................................        --   $11.02             --    -3.16%          --       N/A
            Monument ........................................        --    10.71             --    -4.37%          --      1.30%
     2010   Total ...........................................       202                   2,294                  0.82%
            Monument Advisor ................................        --    11.38             --    20.30%          --       N/A
            Monument ........................................        --    11.20             --    18.77%          --      1.30%
     2009   Total ...........................................       207                   1,961                  1.52%
            Monument Advisor ................................        --     9.46             --    51.12%          --       N/A
            Monument ........................................        --     9.43             --    49.21%          --      1.30%
     2008   Total ...........................................        54                     339                  2.64%
            Monument Advisor ................................        --     6.26             --   -48.60%          --       N/A
            Monument ........................................        --     6.32             --   -49.28%          --      1.30%
     2007   Total ...........................................        19                     231                  0.86%
            Monument Advisor ................................        --    12.18             --    -5.36%          --       N/A
            Monument ........................................        --    12.46             --    -6.60%          --      1.30%
   S&P MidCap 400 Pure Growth Fund
     2011   Total ...........................................       159                   2,740                  0.00%
            Monument Advisor ................................        --    17.20             --    -0.69%          --       N/A
            Monument ........................................        --    16.61             --    -1.95%          --      1.30%
     2010   Total ...........................................       374                   6,481                  0.00%
            Monument Advisor ................................        --    17.32             --    32.62%          --       N/A
            Monument ........................................        --    16.94             --    30.91%          --      1.30%
     2009   Total ...........................................       148                   1,929                  0.00%
            Monument Advisor ................................        --    13.06             --    56.78%          --       N/A
            Monument ........................................        --    12.94             --    54.78%          --      1.30%
     2008   Total ...........................................        45                     377                  0.00%
            Monument Advisor ................................        --     8.33             --   -36.12%          --       N/A
            Monument ........................................        --     8.36             --   -37.00%          --      1.30%
     2007   Total ...........................................        89                   1,162                  0.00%
            Monument Advisor ................................        --    13.04             --     8.40%          --       N/A
            Monument ........................................        --    13.27             --     7.10%          --      1.30%
   S&P MidCap 400 Pure Value Fund
     2011   Total ...........................................        42                     522                  0.00%
            Monument Advisor ................................        --    12.38             --    -7.13%          --       N/A
            Monument ........................................        --    12.18             --    -8.35%          --      1.30%
     2010   Total ...........................................       111                   1,475                  0.72%
            Monument Advisor ................................        --    13.33             --    20.09%          --       N/A
            Monument ........................................        --    13.29             --    18.55%          --      1.30%
     2009   Total ...........................................       147                   1,630                  1.90%
            Monument Advisor ................................        --    11.10             --    55.24%          --       N/A
            Monument ........................................        --    11.21             --    53.35%          --      1.30%
     2008   Total ...........................................        43                     310                  0.00%
            Monument Advisor ................................        --     7.15             --   -43.61%          --       N/A
            Monument ........................................        --     7.31             --   -44.37%          --      1.30%
     2007   Total ...........................................        24                     308                  1.10%
            Monument Advisor ................................        --    12.68             --    -4.88%          --       N/A
            Monument ........................................        --    13.14             --    -6.08%          --      1.30%
   S&P SmallCap 600 Pure Growth Fund
     2011   Total ...........................................       252                   3,529                  0.00%
            Monument Advisor ................................        --    14.00             --     3.55%          --       N/A
            Monument ........................................        --    13.75             --     2.23%          --      1.30%
     2010   Total ...........................................       190                   2,568                  0.00%
            Monument Advisor ................................        --    13.52             --    25.42%          --       N/A
            Monument ........................................        --    13.45             --    23.74%          --      1.30%
     2009   Total ...........................................       249                   2,680                  0.00%
            Monument Advisor ................................        --    10.78             --    33.91%          --       N/A
            Monument ........................................        --    10.87             --    32.24%          --      1.30%

                                                                             173

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   S&P SmallCap 600 Pure Growth Fund (continued)
     2008   Total ...........................................       259                  $2,082                  0.00%
            Monument Advisor ................................        --   $ 8.05             --   -34.29%          --       N/A
            Monument ........................................        --     8.22             --   -35.17%          --      1.30%
     2007   Total ...........................................        60                     735                  0.00%
            Monument Advisor ................................        --    12.25             --    -0.16%          --       N/A
            Monument ........................................        --    12.68             --    -1.40%          --      1.30%
   S&P SmallCap 600 Pure Value Fund
     2011   Total ...........................................        62                     690                  0.00%
            Monument Advisor ................................        --    11.09             --    -9.40%          --       N/A
            Monument ........................................        --    10.73             --   -10.58%          --      1.30%
     2010   Total ...........................................       157                   1,921                  0.00%
            Monument Advisor ................................        --    12.24             --    25.03%          --       N/A
            Monument ........................................        --    12.00             --    23.46%          --      1.30%
     2009   Total ...........................................       128                   1,249                  1.33%
            Monument Advisor ................................        --     9.79             --    62.35%          --       N/A
            Monument ........................................        --     9.72             --    60.13%          --      1.30%
     2008   Total ...........................................        99                     594                  1.29%
            Monument Advisor ................................        --     6.03             --   -43.54%          --       N/A
            Monument ........................................        --     6.07             --   -44.21%          --      1.30%
     2007   Total ...........................................        43                     454                  0.21%
            Monument Advisor ................................        --    10.68             --   -20.30%          --       N/A
            Monument ........................................        --    10.88             --   -21.44%          --      1.30%
   SGI All-Asset Aggressive Strategy Fund
     2011   Total ...........................................        12                     128                  1.10%
            Monument Advisor ................................        --    10.48             --    -4.29%          --       N/A
     2010   Total ...........................................        11                     124                  0.86%
            Monument Advisor ................................        --    10.95             --    12.31%          --       N/A
     2009   Total ...........................................        12                     119                  0.00%
            Monument Advisor ................................        --     9.75             --    18.47%          --       N/A
     2008   Total ...........................................         9                      76                  1.24%
            Monument Advisor ................................        --     8.23             --   -25.11%          --       N/A
     2007   Total ...........................................         3                      29                  1.80%
            Monument Advisor ................................        --    10.99             --     6.70%          --       N/A
   SGI All-Asset Conservative Strategy Fund
     2011   Total ...........................................        71                     764                  0.52%
            Monument Advisor ................................        --    10.72             --    -1.29%          --       N/A
     2010   Total ...........................................        24                     264                  3.47%
            Monument Advisor ................................        --    10.86             --     7.42%          --       N/A
     2009   Total ...........................................        12                     118                  0.01%
            Monument Advisor ................................        --    10.11             --     5.09%          --       N/A
     2008   Total ...........................................         1                       6                  0.47%
            Monument Advisor ................................        --     9.62             --   -10.84%          --       N/A
     2007   Total ...........................................        19                     202                  4.96%
            Monument Advisor ................................        --    10.79             --     6.41%          --       N/A
   SGI All-Asset Moderate Strategy Fund
     2011   Total ...........................................        41                     435                  0.39%
            Monument Advisor ................................        --    10.59             --    -2.75%          --       N/A
     2010   Total ...........................................        43                     468                  2.55%
            Monument Advisor ................................        --    10.89             --     7.82%          --       N/A
     2009   Total ...........................................         5                      52                  0.00%
            Monument Advisor ................................        --    10.10             --    11.85%          --       N/A
     2008   Total ...........................................         6                      51                  1.29%
            Monument Advisor ................................        --     9.03             --   -17.61%          --       N/A
     2007   Total ...........................................         9                      97                  7.31%
            Monument Advisor ................................        --    10.96             --     6.51%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   SGI Alternative Strategies Allocation Fund
     2011   Total ...........................................         4                  $   30                  2.08%
            Monument Advisor ................................        --   $ 7.91             --    -3.06%          --       N/A
     2010   Total ...........................................         7                      53                  0.13%
            Monument Advisor ................................        --     8.16             --    -0.61%          --       N/A
     2009   Total ...........................................        13                     108                  0.00%
            Monument Advisor ................................        --     8.21             --     0.86%          --       N/A
     2008   Total ...........................................        15                     121                  2.31%
            Monument Advisor ................................        --     8.14             --   -18.60%          --       N/A
            Inception May 1 .................................        --    10.00             --      N/A          N/A       N/A
   SGI CLS AdvisorOne Amerigo Fund
     2011   Total ...........................................       287                   3,519                  0.00%
            Monument Advisor ................................        --    12.26             --    -7.33%          --       N/A
     2010   Total ...........................................       362                   4,783                  0.10%
            Monument Advisor ................................        --    13.23             --    15.14%          --       N/A
     2009   Total ...........................................       377                   4,333                  0.60%
            Monument Advisor ................................        --    11.49             --    39.44%          --       N/A
     2008   Total ...........................................       411                   3,387                  0.33%
            Monument Advisor ................................        --     8.24             --   -43.09%          --       N/A
     2007   Total ...........................................       395                   5,715                  0.51%
            Monument Advisor ................................        --    14.48             --    13.75%          --       N/A
   SGI CLS AdvisorOne Clermont Fund
     2011   Total ...........................................       153                   1,774                  1.85%
            Monument Advisor ................................        --    11.58             --    -0.26%          --       N/A
     2010   Total ...........................................       170                   1,970                  1.85%
            Monument Advisor ................................        --    11.61             --    10.99%          --       N/A
     2009   Total ...........................................       193                   2,018                  2.02%
            Monument Advisor ................................        --    10.46             --    22.63%          --       N/A
     2008   Total ...........................................       220                   1,873                  1.41%
            Monument Advisor ................................        --     8.53             --   -30.08%          --       N/A
     2007   Total ...........................................       120                   1,460                  2.82%
            Monument Advisor ................................        --    12.20             --     6.18%          --       N/A
   SGI CLS AdvisorOne Select Allocation Fund
     2011   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.91             --    -4.25%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.35             --     3.29%          --       N/A
            Inception Nov 19 ................................        --    10.02             --      N/A          N/A       N/A
   SGI DWA Flexible Allocation Fund
     2011   Total ...........................................       143                   1,278                  0.60%
            Monument Advisor ................................        --     8.96             --   -11.11%          --       N/A
     2010   Total ...........................................        22                     217                  0.00%
            Monument Advisor ................................        --    10.08             --    -1.18%          --       N/A
            Inception May 1 .................................        --    10.20             --      N/A          N/A       N/A
   SGI DWA Sector Rotation Fund
     2011   Total ...........................................        85                     781                  0.18%
            Monument Advisor ................................        --     9.14             --    -7.30%          --       N/A
     2010   Total ...........................................        19                     187                  0.00%
            Monument Advisor ................................        --     9.86             --    -3.33%          --       N/A
            Inception May 1 .................................        --    10.20             --      N/A          N/A       N/A
   SGI Managed Futures Strategy Fund
     2011   Total ...........................................       216                   1,760                  0.00%
            Monument Advisor ................................        --     8.14             --    -8.64%          --       N/A
     2010   Total ...........................................       149                   1,331                  0.00%
            Monument Advisor ................................        --     8.91             --    -3.57%          --       N/A
     2009   Total ...........................................       234                   2,162                  0.00%
            Monument Advisor ................................        --     9.24             --    -3.95%          --       N/A

                                                                             175

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   SGI Managed Futures Strategy Fund (continued)
     2008   Total ...........................................       226                  $2,171                  0.00%
            Monument Advisor ................................        --   $ 9.62             --    -3.80%          --       N/A
            Inception November 14 ...........................        --    10.00             --      N/A          N/A       N/A
   SGI Multi-Hedge Strategies Fund
     2011   Total ...........................................       136                   1,274                  0.00%
            Monument Advisor ................................        --     9.35             --     3.43%          --       N/A
     2010   Total ...........................................        75                     681                  0.00%
            Monument Advisor ................................        --     9.04             --     6.10%          --       N/A
     2009   Total ...........................................       146                   1,240                  1.22%
            Monument Advisor ................................        --     8.52             --    -3.18%          --       N/A
     2008   Total ...........................................       143                   1,259                  0.58%
            Monument Advisor ................................        --     8.80             --   -18.74%          --       N/A
     2007   Total ...........................................       123                   1,336                  4.20%
            Monument Advisor ................................        --    10.83             --     3.84%          --       N/A
   SGI U.S. Long Short Momentum Fund
     2011   Total ...........................................        21                     274                  0.00%
            Monument Advisor ................................        --    12.78             --    -6.58%          --       N/A
            Monument ........................................        --    15.21             --    -7.76%          --      1.30%
     2010   Total ...........................................        36                     492                  0.00%
            Monument Advisor ................................        --    13.68             --    11.22%          --       N/A
            Monument ........................................        --    16.49             --     9.79%          --      1.30%
     2009   Total ...........................................        45                     559                  0.09%
            Monument Advisor ................................        --    12.30             --    27.33%          --       N/A
            Monument ........................................        --    15.02             --    25.69%          --      1.30%
     2008   Total ...........................................        46                     442                  0.00%
            Monument Advisor ................................        --     9.66             --   -40.77%          --       N/A
            Monument ........................................        --    11.95             --   -41.54%          --      1.30%
     2007   Total ...........................................        82                   1,334                  0.00%
            Monument Advisor ................................        --    16.31             --    22.82%          --       N/A
            Monument ........................................        --    20.44             --    21.16%          --      1.30%
   Strengthening Dollar 2X Strategy Fund
     2011   Total ...........................................       474                   3,179                  0.00%
            Monument Advisor ................................        --     6.71             --    -4.28%          --       N/A
     2010   Total ...........................................       132                     924                  0.00%
            Monument Advisor ................................        --     7.01             --    -4.50%          --       N/A
     2009   Total ...........................................        49                     358                  0.00%
            Monument Advisor ................................        --     7.34             --   -15.83%          --       N/A
     2008   Total ...........................................        89                     777                  0.00%
            Monument Advisor ................................        --     8.72             --     5.44%          --       N/A
     2007   Total ...........................................        34                     283                  0.00%
            Monument Advisor ................................        --     8.27             --   -10.88%          --       N/A
   Technology Fund
     2011   Total ...........................................        50                     590                  0.00%
            Monument Advisor ................................        --    11.74             --    -9.13%          --       N/A
            Monument ........................................        --     9.95             --   -10.44%          --      1.30%
     2010   Total ...........................................        71                     919                  0.00%
            Monument Advisor ................................        --    12.92             --    11.96%          --       N/A
            Monument ........................................        --    11.11             --    10.66%          --      1.30%
     2009   Total ...........................................        57                     654                  0.00%
            Monument Advisor ................................        --    11.54             --    55.74%          --       N/A
            Monument ........................................        --    10.04             --    53.52%          --      1.30%
     2008   Total ...........................................        44                     323                  0.00%
            Monument Advisor ................................        --     7.41             --   -45.43%          --       N/A
            Monument ........................................        --     6.54             --   -46.13%          --      1.30%
     2007   Total ...........................................        21                     278                  0.00%
            Monument Advisor ................................        --    13.58             --    10.41%          --       N/A
            Monument ........................................        --    12.14             --     8.98%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-------------------------------------------------------------  --------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Telecommunications Fund
     2011   Total ...........................................        18                 $   186                  1.34%
            Monument Advisor ................................        --   $10.25             --   -14.44%          --       N/A
            Monument ........................................        --     9.01             --   -15.48%          --      1.30%
     2010   Total ...........................................        63                     754                  4.54%
            Monument Advisor ................................        --    11.98             --    14.53%          --       N/A
            Monument ........................................        --    10.66             --    13.04%          --      1.30%
     2009   Total ...........................................         8                      82                  1.73%
            Monument Advisor ................................        --    10.46             --    28.66%          --       N/A
            Monument ........................................        --     9.43             --    26.92%          --      1.30%
     2008   Total ...........................................        11                      89                  0.40%
            Monument Advisor ................................        --     8.13             --   -45.33%          --       N/A
            Monument ........................................        --     7.43             --   -46.00%          --      1.30%
     2007   Total ...........................................        25                     370                  0.30%
            Monument Advisor ................................        --    14.87             --     9.18%          --       N/A
            Monument ........................................        --    13.76             --     7.75%          --      1.30%
   Transportation Fund
     2011   Total ...........................................        55                     650                  0.00%
            Monument Advisor ................................        --    11.82             --   -11.13%          --       N/A
            Monument ........................................        --    11.81             --   -12.26%          --      1.30%
     2010   Total ...........................................        49                     651                  0.00%
            Monument Advisor ................................        --    13.30             --    24.07%          --       N/A
            Monument ........................................        --    13.46             --    22.59%          --      1.30%
     2009   Total ...........................................        13                     136                  0.60%
            Monument Advisor ................................        --    10.72             --    17.42%          --       N/A
            Monument ........................................        --    10.98             --    15.82%          --      1.30%
     2008   Total ...........................................        36                     328                  0.00%
            Monument Advisor ................................        --     9.13             --   -25.23%          --       N/A
            Monument ........................................        --     9.48             --   -26.23%          --      1.30%
     2007   Total ...........................................        10                     123                  0.00%
            Monument Advisor ................................        --    12.21             --    -8.81%          --       N/A
            Monument ........................................        --    12.85             --    -9.95%          --      1.30%
   U.S. Government Money Market Fund
     2011   Total ...........................................     4,974                  55,134                  0.00%
            Monument Advisor ................................        --    11.09             --     0.09%          --       N/A
            Monument ........................................        --    10.03             --    -1.28%          --      1.30%
     2010   Total ...........................................     5,553                  61,553                  0.01%
            Monument Advisor ................................        --    11.08             --     0.00%          --       N/A
            Monument ........................................        --    10.16             --    -1.26%          --      1.30%
     2009   Total ...........................................     3,177                  35,208                  0.06%
            Monument Advisor ................................        --    11.08             --     0.00%          --       N/A
            Monument ........................................        --    10.29             --    -1.25%          --      1.30%
     2008   Total ...........................................     2,577                  28,535                  0.93%
            Monument Advisor ................................        --    11.08             --     1.19%          --       N/A
            Monument ........................................        --    10.42             --    -0.19%          --      1.30%
     2007   Total ...........................................     1,385                  15,160                  3.71%
            Monument Advisor ................................        --    10.95             --     3.89%          --       N/A
            Monument ........................................        --    10.44             --     2.55%          --      1.30%
   Utilities Fund
     2011   Total ...........................................       408                   5,892                  2.49%
            Monument Advisor ................................        --    14.43             --    16.28%          --       N/A
            Monument ........................................        --    15.84             --    14.78%          --      1.30%
     2010   Total ...........................................        98                   1,210                  3.79%
            Monument Advisor ................................        --    12.41             --     6.89%          --       N/A
            Monument ........................................        --    13.80             --     5.50%          --      1.30%
     2009   Total ...........................................        48                     559                  4.74%
            Monument Advisor ................................        --    11.61             --    13.82%          --       N/A
            Monument ........................................        --    13.08             --    12.37%          --      1.30%

                                                                             177

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Utilities Fund (continued)
     2008   Total ...........................................       144                  $1,465                  0.72%
            Monument Advisor ................................        --   $10.20             --   -29.56%          --       N/A
            Monument ........................................        --    11.64             --   -30.51%          --      1.30%
     2007   Total ...........................................        90                   1,298                  2.98%
            Monument Advisor ................................        --    14.48             --    12.86%          --       N/A
            Monument ........................................        --    16.75             --    11.44%          --      1.30%
   Weakening Dollar 2X Strategy Fund
     2011   Total ...........................................         9                     102                  0.00%
            Monument Advisor ................................        --    11.36             --    -3.65%          --       N/A
     2010   Total ...........................................        20                     237                  0.00%
            Monument Advisor ................................        --    11.79             --    -5.60%          --       N/A
     2009   Total ...........................................        34                     427                  0.04%
            Monument Advisor ................................        --    12.49             --     6.57%          --       N/A
     2008   Total ...........................................        43                     505                  0.00%
            Monument Advisor ................................        --    11.72             --   -12.21%          --       N/A
     2007   Total ...........................................        22                     294                 10.10%
            Monument Advisor ................................        --    13.35             --    18.14%          --       N/A
RYDEX|SGI VARIABLE FUNDS:
   A Large Cap Core Fund
     2011   Total ...........................................         2                      20                  0.00%
            Monument Advisor ................................        --    10.13             --    -3.98%          --       N/A
     2010   Total ...........................................         1                      13                  0.00%
            Monument Advisor ................................        --    10.55             --     5.08%          --       N/A
            Inception Nov 19 ................................        --    10.04             --      N/A          N/A       N/A
   B Large Cap Value Fund
     2011   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.18             --    -3.96%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.60             --     5.47%          --       N/A
            Inception Nov 19 ................................        --    10.05             --      N/A          N/A       N/A
   D MSCI EAFE Equal Weight Fund
     2011   Total ...........................................         3                      26                  0.00%
            Monument Advisor ................................        --     8.71             --   -15.76%          --       N/A
     2010   Total ...........................................         1                       8                  0.00%
            Monument Advisor ................................        --    10.34             --     3.19%          --       N/A
            Inception Nov 19 ................................        --    10.02             --      N/A          N/A       N/A
   E U. S. Intermediate Bond Fund
     2011   Total ...........................................         5                      51                  0.00%
            Monument Advisor ................................        --    10.42             --     5.15%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.91             --    -1.00%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   J Mid-Cap Growth Fund
     2011   Total ...........................................        29                     299                  0.00%
            Monument Advisor ................................        --    10.17             --    -4.33%          --       N/A
     2010   Total ...........................................        --                       5                  0.00%
            Monument Advisor ................................        --    10.63             --     5.56%          --       N/A
            Inception Nov 19 ................................        --    10.07             --      N/A          N/A       N/A
   N Managed Asset Allocation Fund
     2011   Total ...........................................         5                      48                  0.00%
            Monument Advisor ................................        --    10.36             --     0.68%          --       N/A
     2010   Total ...........................................         3                      33                  0.00%
            Monument Advisor ................................        --    10.29             --     2.69%          --       N/A
            Inception Nov 19 ................................        --    10.02             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX|SGI VARIABLE FUNDS: (continued)
   O All Cap Value Fund
     2011   Total ...........................................        --                  $   --                  0.00%
            Monument Advisor ................................        --   $10.18             --    -4.32%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.64             --     5.98%          --       N/A
            Inception Nov 19 ................................        --    10.04             --      N/A          N/A       N/A
   P High Yield Fund
     2011   Total ...........................................        32                     322                  0.00%
            Monument Advisor ................................        --    10.14             --     0.00%          --       N/A
     2010   Total ...........................................        39                     398                  0.00%
            Monument Advisor ................................        --    10.14             --     1.40%          --       N/A
            Inception Nov 19 ................................        --    10.00             --      N/A          N/A       N/A
   Q Small Cap Value Fund
     2011   Total ...........................................        13                     140                  0.00%
            Monument Advisor ................................        --    10.42             --    -4.58%          --       N/A
     2010   Total ...........................................         5                      56                  0.00%
            Monument Advisor ................................        --    10.92             --     8.87%          --       N/A
            Inception Nov 19 ................................        --    10.03             --      N/A          N/A       N/A
   X Small Cap Growth Fund
     2011   Total ...........................................         4                      38                  0.00%
            Monument Advisor ................................        --    10.72             --    -2.01%          --       N/A
     2010   Total ...........................................         1                      10                  0.00%
            Monument Advisor ................................        --    10.94             --     8.86%          --       N/A
            Inception Nov 19 ................................        --    10.05             --      N/A          N/A       N/A
   Y Large Cap Concentrated Growth Fund
     2011   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.06             --    -4.37%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.52             --     4.89%          --       N/A
            Inception Nov 19 ................................        --    10.03             --      N/A          N/A       N/A
T. ROWE PRICE EQUITY SERIES, INC:
   Blue Chip Growth Portfolio II
     2011   Total ...........................................       570                   6,499                  0.00%
            Monument Advisor ................................        --    11.40             --     1.33%          --       N/A
     2010   Total ...........................................       536                   6,031                  0.00%
            Monument Advisor ................................        --    11.25             --    15.98%          --       N/A
     2009   Total ...........................................       506                   4,907                  0.00%
            Monument Advisor ................................        --     9.70             --    41.81%          --       N/A
     2008   Total ...........................................       544                   3,719                  0.11%
            Monument Advisor ................................        --     6.84             --   -42.62%          --       N/A
     2007   Total ...........................................       474                   5,647                  0.17%
            Monument Advisor ................................        --    11.92             --    12.45%          --       N/A
   Equity Income Portfolio II
     2011   Total ...........................................       545                   5,644                  1.42%
            Monument Advisor ................................        --    10.35             --    -1.05%          --       N/A
     2010   Total ...........................................       636                   6,653                  1.74%
            Monument Advisor ................................        --    10.46             --    14.82%          --       N/A
     2009   Total ...........................................       471                   4,295                  1.73%
            Monument Advisor ................................        --     9.11             --    25.14%          --       N/A
     2008   Total ...........................................       560                   4,077                  2.27%
            Monument Advisor ................................        --     7.28             --   -36.25%          --       N/A
     2007   Total ...........................................       364                   4,153                  1.68%
            Monument Advisor ................................        --    11.42             --     3.07%          --       N/A
   Health Sciences Portfolio II
     2011   Total ...........................................       154                   2,306                  0.00%
            Monument Advisor ................................        --    14.97             --    10.40%          --       N/A
     2010   Total ...........................................        97                   1,322                  0.00%
            Monument Advisor ................................        --    13.56             --    15.31%          --       N/A

                                                                             179

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                                AS OF DECEMBER 31 (UNLESS NOTED)
                                                                --------------------------------
                     FUND DESCRIPTION                            UNITS              NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC: (continued)
   Health Sciences Portfolio II (continued)
     2009   Total ...........................................        90                  $1,056                  0.00%
            Monument Advisor ................................        --   $11.76             --    31.25%          --       N/A
     2008   Total ...........................................       143                   1,280                  0.00%
            Monument Advisor ................................        --     8.96             --   -29.11%          --       N/A
     2007   Total ...........................................       131                   1,659                  0.00%
            Monument Advisor ................................        --    12.64             --    17.69%          --       N/A
T. ROWE PRICE FIXED INCOME SERIES, INC.:
   Limited-Term Bond Portfolio II
     2011   Total ...........................................       272                   3,190                  2.13%
            Monument Advisor ................................        --    11.71             --     1.21%          --       N/A
     2010   Total ...........................................       197                   2,281                  2.62%
            Monument Advisor ................................        --    11.57             --     2.84%          --       N/A
     2009   Total ...........................................       206                   2,317                  3.24%
            Monument Advisor ................................        --    11.25             --     7.35%          --       N/A
     2008   Total ...........................................        99                   1,039                  3.80%
            Monument Advisor ................................        --    10.48             --     1.35%          --       N/A
     2007   Total ...........................................        10                     104                  2.73%
            Monument Advisor ................................        --    10.34             --     3.40%          --       N/A
            Inception May 1 .................................        --    10.00             --      N/A          N/A       N/A
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     2011   Total ...........................................       342                   3,361                  1.77%
            Monument Advisor ................................        --     9.81             --   -21.33%          --       N/A
            Monument ........................................        --    13.80             --   -22.34%          --      1.30%
     2010   Total ...........................................       341                   4,251                  3.81%
            Monument Advisor ................................        --    12.47             --    14.09%          --       N/A
            Monument ........................................        --    17.77             --    12.61%          --      1.30%
     2009   Total ...........................................       386                   4,234                  0.00%
            Monument Advisor ................................        --    10.93             --    45.35%          --       N/A
            Monument ........................................        --    15.78             --    43.45%          --      1.30%
     2008   Total ...........................................       536                   4,045                  0.84%
            Monument Advisor ................................        --     7.52             --   -43.67%          --       N/A
            Monument ........................................        --    11.00             --   -44.39%          --      1.30%
     2007   Total ...........................................       572                   7,684                  2.48%
            Monument Advisor ................................        --    13.35             --    -4.85%          --       N/A
            Monument ........................................        --    19.78             --    -6.03%          --      1.30%
TIMOTHY PLAN VARIABLE SERIES:
   Conservative Growth Portfolio
     2011   Total ...........................................        14                     151                  3.23%
            Monument Advisor ................................        --    10.49             --     1.94%          --       N/A
     2010   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.29             --     2.80%          --       N/A
            Inception Nov 19 ................................        --    10.01             --      N/A          N/A       N/A
   Strategic Growth Portfolio
     2011   Total ...........................................        13                     133                  0.28%
            Monument Advisor ................................        --    10.12             --    -3.71%          --       N/A
     2010   Total ...........................................        11                     120                  0.00%
            Monument Advisor ................................        --    10.51             --     4.89%          --       N/A
            Inception Nov 19 ................................        --    10.02             --      N/A          N/A       N/A
VAN ECK VIP TRUST:
   Emerging Markets Fund
     2011   Total ...........................................       187                   3,302                  1.33%
            Monument Advisor ................................        --    17.66             --   -25.70%          --       N/A
            Monument ........................................        --    17.08             --   -26.70%          --      1.30%
     2010   Total                                                   362                   8,608                  0.60%
            Monument Advisor ................................        --    23.77             --    26.84%          --       N/A
            Monument ........................................        --    23.30             --    25.20%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

VAN ECK VIP TRUST: (continued)
   Emerging Markets Fund (continued)
     2009   Total ...........................................       304                  $5,704                  0.05%
            Monument Advisor ................................        --   $18.74             --   113.20%          --       N/A
            Monument ........................................        --    18.61             --   110.52%          --      1.30%
     2008   Total ...........................................        55                     484                  0.00%
            Monument Advisor ................................        --     8.79             --   -64.78%          --       N/A
            Monument ........................................        --     8.84             --   -65.25%          --      1.30%
     2007   Total ...........................................       141                   3,527                  0.23%
            Monument Advisor ................................        --    24.96             --    37.60%          --       N/A
            Monument ........................................        --    25.44             --    35.82%          --      1.30%
   Global Bond Fund
     2011   Total ...........................................        98                   1,415                  7.73%
            Monument Advisor ................................        --    14.37             --     8.13%          --       N/A
            Monument ........................................        --    18.30             --     6.77%          --      1.30%
     2010   Total ...........................................       102                   1,352                  4.56%
            Monument Advisor ................................        --    13.29             --     6.15%          --       N/A
            Monument ........................................        --    17.14             --     4.83%          --      1.30%
     2009   Total ...........................................       169                   2,111                  4.18%
            Monument Advisor ................................        --    12.52             --     6.01%          --       N/A
            Monument ........................................        --    16.35             --     4.61%          --      1.30%
     2008   Total ...........................................       209                   2,473                  7.74%
            Monument Advisor ................................        --    11.81             --     3.60%          --       N/A
            Monument ........................................        --    15.63             --     2.29%          --      1.30%
     2007   Total ...........................................       188                   2,143                  4.15%
            Monument Advisor ................................        --    11.40             --     9.72%          --       N/A
            Monument ........................................        --    15.28             --     8.29%          --      1.30%
   Global Hard Assets Fund
     2011   Total ...........................................       218                   5,310                  1.07%
            Monument Advisor ................................        --    24.38             --   -16.45%          --       N/A
            Monument ........................................        --    31.97             --   -17.52%          --      1.30%
     2010   Total ...........................................       222                   6,471                  0.36%
            Monument Advisor ................................        --    29.18             --    29.23%          --       N/A
            Monument ........................................        --    38.76             --    27.54%          --      1.30%
     2009   Total ...........................................       184                   4,157                  0.23%
            Monument Advisor ................................        --    22.58             --    57.57%          --       N/A
            Monument ........................................        --    30.39             --    55.53%          --      1.30%
     2008   Total ...........................................       159                   2,279                  0.27%
            Monument Advisor ................................        --    14.33             --   -46.13%          --       N/A
            Monument ........................................        --    19.54             --   -46.83%          --      1.30%
     2007   Total ...........................................       174                   4,627                  0.07%
            Monument Advisor ................................        --    26.60             --    45.36%          --       N/A
            Monument ........................................        --    36.75             --    43.50%          --      1.30%
   Multi-Manager Alternatives Fund
     2011   Total ...........................................       114                   1,316                  0.89%
            Monument Advisor ................................        --    11.55             --    -2.28%          --       N/A
            Monument ........................................        --    10.26             --    -3.57%          --      1.30%
     2010   Total ...........................................       126                   1,494                  0.00%
            Monument Advisor ................................        --    11.82             --     4.97%          --       N/A
            Monument ........................................        --    10.64             --     3.60%          --      1.30%
     2009   Total ...........................................       136                   1,528                  0.16%
            Monument Advisor ................................        --    11.26             --    13.85%          --       N/A
            Monument ........................................        --    10.27             --    12.36%          --      1.30%
     2008   Total ...........................................        53                     528                  0.08%
            Monument Advisor ................................        --     9.89             --   -13.09%          --       N/A
            Monument ........................................        --     9.14             --   -14.18%          --      1.30%
     2007   Total ...........................................        28                     318                  0.77%
            Monument Advisor ................................        --    11.38             --     4.12%          --       N/A
            Monument ........................................        --    10.65             --     2.70%          --      1.30%

                                                                             181

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------------

VANGUARD VARIABLE INSURANCE FUND:
   Balanced Portfolio
     2011   Total ...........................................       259                  $2,871                  1.92%
            Monument Advisor ................................        --   $11.11             --     3.73%          --       N/A
     2010   Total ...........................................        85                     912                  1.68%
            Monument Advisor ................................        --    10.71             --    10.98%          --       N/A
     2009   Total ...........................................        16                     156                  4.51%
            Monument Advisor ................................        --     9.65             --    22.93%          --       N/A
     2008   Total ...........................................        12                      94                  0.00%
            Monument Advisor ................................        --     7.85             --   -22.35%          --       N/A
            Inception May 1 .................................        --    10.11             --      N/A          N/A       N/A
   Capital Growth Portfolio
     2011   Total ...........................................        67                     714                  0.87%
            Monument Advisor ................................        --    10.60             --    -0.93%          --       N/A
     2010   Total ...........................................        65                     695                  0.90%
            Monument Advisor ................................        --    10.70             --    13.11%          --       N/A
     2009   Total ...........................................        47                     448                  1.01%
            Monument Advisor ................................        --     9.46             --    34.38%          --       N/A
     2008   Total ...........................................        68                     479                  0.00%
            Monument Advisor ................................        --     7.04             --   -30.84%          --       N/A
            Inception May 1 .................................        --    10.18             --      N/A          N/A       N/A
   Diversified Value Portfolio
     2011   Total ...........................................       101                   1,004                  1.97%
            Monument Advisor ................................        --     9.94             --     3.97%          --       N/A
     2010   Total ...........................................        95                     907                  2.11%
            Monument Advisor ................................        --     9.56             --     9.38%          --       N/A
     2009   Total ...........................................        56                     488                  3.88%
            Monument Advisor ................................        --     8.74             --    26.85%          --       N/A
     2008   Total ...........................................        46                     319                  0.00%
            Monument Advisor ................................        --     6.89             --   -32.38%          --       N/A
            Inception May 1 .................................        --    10.19             --      N/A          N/A       N/A
   Equity Income Portfolio
     2011   Total ...........................................       107                   1,386                  1.72%
            Monument Advisor ................................        --    12.90             --    10.26%          --       N/A
     2010   Total ...........................................        21                     241                  0.00%
            Monument Advisor ................................        --    11.70             --    14.71%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.20             --     2.20%          --       N/A
            Inception Nov 20 ................................        --     9.98             --      N/A          N/A       N/A
   Equity Index Portfolio
     2011   Total ...........................................       389                   3,828                  1.61%
            Monument Advisor ................................        --     9.84             --     1.97%          --       N/A
     2010   Total ...........................................       309                   2,980                  2.00%
            Monument Advisor ................................        --     9.65             --    14.88%          --       N/A
     2009   Total ...........................................       276                   2,319                  2.28%
            Monument Advisor ................................        --     8.40             --    26.51%          --       N/A
     2008   Total ...........................................       329                   2,188                  0.00%
            Monument Advisor ................................        --     6.64             --   -34.71%          --       N/A
            Inception May 1 .................................        --    10.17             --      N/A          N/A       N/A
   Growth Portfolio
     2011   Total ...........................................       108                   1,226                  0.55%
            Monument Advisor ................................        --    11.32             --    -0.79%          --       N/A
     2010   Total ...........................................        51                     585                  0.70%
            Monument Advisor ................................        --    11.41             --    11.75%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.21             --     2.61%          --       N/A
            Inception Nov 20 ................................        --     9.95             --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

VANGUARD VARIABLE INSURANCE FUND: (continued)
   High Yield Bond Portfolio
     2011   Total ...........................................       142                 $ 1,747                  5.65%
            Monument Advisor ................................        --   $12.33             --     6.85%          --       N/A
     2010   Total ...........................................        42                     486                  9.47%
            Monument Advisor ................................        --    11.54             --    12.15%          --       N/A
     2009   Total ...........................................        17                     171                  0.00%
            Monument Advisor ................................        --    10.29             --     2.90%          --       N/A
            Inception Nov 20 ................................        --    10.00             --      N/A          N/A       N/A
   International Portfolio
     2011   Total ...........................................       474                   3,861                  1.26%
            Monument Advisor ................................        --     8.14             --   -13.50%          --       N/A
     2010   Total ...........................................       198                   1,864                  1.64%
            Monument Advisor ................................        --     9.41             --    15.60%          --       N/A
     2009   Total ...........................................       162                   1,318                  2.83%
            Monument Advisor ................................        --     8.14             --    42.81%          --       N/A
     2008   Total ...........................................       103                     588                  0.00%
            Monument Advisor ................................        --     5.70             --   -43.56%          --       N/A
            Inception May 1 .................................        --    10.10             --      N/A          N/A       N/A
   Mid-Cap Index Portfolio
     2011   Total ...........................................       137                   1,776                  0.68%
            Monument Advisor ................................        --    13.01             --    -2.03%          --       N/A
     2010   Total ...........................................        51                     682                  0.51%
            Monument Advisor ................................        --    13.28             --    25.40%          --       N/A
     2009   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --    10.59             --     6.43%          --       N/A
            Inception Nov 20 ................................        --     9.95             --      N/A          N/A       N/A
   REIT Index Portfolio
     2011   Total ...........................................       285                   4,268                  1.29%
            Monument Advisor ................................        --    14.95             --     8.41%          --       N/A
     2010   Total ...........................................       164                   2,268                  1.95%
            Monument Advisor ................................        --    13.79             --    28.28%          --       N/A
     2009   Total ...........................................        25                     269                  0.00%
            Monument Advisor ................................        --    10.75             --     8.04%          --       N/A
            Inception Nov 20 ................................        --     9.95             --      N/A          N/A       N/A
   Short-Term Investment Grade Portfolio
     2011   Total ...........................................     1,170                  13,652                  2.99%
            Monument Advisor ................................        --    11.67             --     2.01%          --       N/A
     2010   Total ...........................................       680                   7,781                  2.61%
            Monument Advisor ................................        --    11.44             --     5.24%          --       N/A
     2009   Total ...........................................       428                   4,648                  4.09%
            Monument Advisor ................................        --    10.87             --    13.82%          --       N/A
     2008   Total ...........................................       212                   2,024                  0.00%
            Monument Advisor ................................        --     9.55             --    -4.50%          --       N/A
            Inception May 1 .................................        --    10.00             --      N/A          N/A       N/A
   Small Company Growth Portfolio
     2011   Total ...........................................       127                   1,631                  0.17%
            Monument Advisor ................................        --    12.81             --     1.34%          --       N/A
     2010   Total ...........................................        82                   1,032                  0.35%
            Monument Advisor ................................        --    12.64             --    31.80%          --       N/A
     2009   Total ...........................................        61                     583                  0.61%
            Monument Advisor ................................        --     9.59             --    39.39%          --       N/A
     2008   Total ...........................................         9                      64                  0.00%
            Monument Advisor ................................        --     6.88             --   -32.35%          --       N/A
            Inception May 1 .................................        --    10.17             --      N/A          N/A       N/A
   Total Bond Market Index Portfolio
     2011   Total ...........................................       799                  10,023                  3.01%
            Monument Advisor ................................        --    12.55             --     7.73%          --       N/A
     2010   Total ...........................................       531                   6,184                  3.14%
            Monument Advisor                                         --    11.65             --     6.49%          --       N/A

                                                                             183

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

VANGUARD VARIABLE INSURANCE FUND: (continued)
   Total Bond Market Index Portfolio (continued)
     2009   Total ...........................................       334                  $3,650                  3.98%
            Monument Advisor ................................        --   $10.94             --     5.91%          --       N/A
     2008   Total ...........................................       199                   2,057                  0.00%
            Monument Advisor ................................        --    10.33             --     3.09%          --       N/A
            Inception May 1 .................................        --    10.02             --      N/A          N/A       N/A
   Total Stock Market Index Portfolio
     2011   Total ...........................................       510                   5,093                  1.05%
            Monument Advisor ................................        --    10.00             --     0.91%          --       N/A
     2010   Total ...........................................       325                   3,222                  1.55%
            Monument Advisor ................................        --     9.91             --    17.14%          --       N/A
     2009   Total ...........................................       180                   1,523                  2.01%
            Monument Advisor ................................        --     8.46             --    28.18%          --       N/A
     2008   Total ...........................................       135                     891                  0.00%
            Monument Advisor ................................        --     6.60             --   -35.10%          --       N/A
            Inception May 1 .................................        --    10.17             --      N/A          N/A       N/A
VIRTUS VARIABLE INSURANCE TRUST:
   International Series
     2011   Total ...........................................         1                       7                  0.69%
            Monument Advisor ................................        --    10.16             --     1.80%          --       N/A
            Inception November 18 ...........................        --     9.98             --      N/A          N/A       N/A
   Multi-Sector Fixed Income Series
     2011   Total ...........................................        90                     902                  8.39%
            Monument Advisor ................................        --    10.07             --     0.80%          --       N/A
            Inception November 18 ...........................        --     9.99             --      N/A          N/A       N/A
   Premium AlphaSector Series
     2011   Total ...........................................        28                     294                  0.99%
            Monument Advisor ................................        --    10.37             --     3.60%          --       N/A
            Inception November 18 ...........................        --    10.01             --      N/A          N/A       N/A
   Real Estate Securities Series
     2011   Total ...........................................        11                     114                  1.07%
            Monument Advisor ................................        --    10.67             --     5.75%          --       N/A
            Inception November 18 ...........................        --    10.09             --      N/A          N/A       N/A
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
     2011   Total ...........................................        70                   1,271                  0.00%
            Monument Advisor ................................        --    18.42             --     0.44%          --       N/A
            Monument ........................................        --    15.66             --    -0.89%          --      1.30%
     2010   Total ...........................................        86                   1,537                  0.00%
            Monument Advisor ................................        --    18.34             --    35.55%          --       N/A
            Monument ........................................        --    15.80             --    33.78%          --      1.30%
     2009   Total ...........................................        37                     478                  0.00%
            Monument Advisor ................................        --    13.53             --    40.21%          --       N/A
            Monument ........................................        --    11.81             --    38.45%          --      1.30%
     2008   Total ...........................................        34                     311                  0.00%
            Monument Advisor ................................        --     9.65             --   -44.35%          --       N/A
            Monument ........................................        --     8.53             --   -45.07%          --      1.30%
     2007   Total ...........................................        59                     985                  0.00%
            Monument Advisor ................................        --    17.34             --    22.37%          --       N/A
            Monument ........................................        --    15.53             --    20.76%          --      1.30%
   Opportunity Fund
     2011   Total ...........................................        26                     370                  0.16%
            Monument Advisor ................................        --    14.17             --    -5.53%          --       N/A
            Monument ........................................        --    17.68             --    -6.70%          --      1.30%
     2010   Total ...........................................        17                     250                  1.23%
            Monument Advisor ................................        --    15.00             --    23.76%          --       N/A
            Monument ........................................        --    18.95             --    22.10%          --      1.30%
     2009   Total                                                    38                     464                  0.00%
            Monument Advisor ................................        --    12.12             --    47.80%          --       N/A
            Monument ........................................        --    15.52             --    45.86%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                                               --------------------------------
                     FUND DESCRIPTION                           UNITS               NET ASSETS             INVESTMENT
-----------------------------------------------------------------------    UNIT    ------------   TOTAL      INCOME     EXPENSE
     YEAR   PRODUCT                                             (000S)     VALUE      (000S)     RETURN       RATIO      RATIO
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT FUNDS: (continued)
   Opportunity Fund (continued)
     2008   Total ...........................................        26                    $225                  2.30%
            Monument Advisor ................................        --   $ 8.20             --   -40.15%          --       N/A
            Monument ........................................        --    10.64             --   -40.89%          --      1.30%
     2007   Total ...........................................        24                     345                  0.67%
            Monument Advisor ................................        --    13.70             --     6.70%          --       N/A
            Monument ........................................        --    18.00             --     5.26%          --      1.30%
   Small Cap Value Fund
     2011   Total ...........................................        37                     339                  0.78%
            Monument Advisor ................................        --     9.12             --    -7.22%          --       N/A
     2010   Total ...........................................        16                     160                  0.82%
            Monument Advisor ................................        --     9.83             --    17.30%          --       N/A
     2009   Total ...........................................        90                     752                  0.19%
            Monument Advisor ................................        --     8.38             --    60.23%          --       N/A
     2008   Total ...........................................         1                       3                  0.00%
            Monument Advisor ................................        --     5.23             --   -44.60%          --       N/A
     2007   Total ...........................................        --                      --                  0.00%
            Monument Advisor ................................        --     9.44             --    -3.87%          --       N/A
            Inception November 9 ............................        --     9.82             --      N/A          N/A       N/A

                                                                             185

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2011 was as follows:

                                                                          NUMBER                                       NUMBER
                                                                         OF UNITS                                     OF UNITS
                                                                        BEGINNING         UNITS          UNITS         END OF
                                                              NOTES*   OF THE YEAR      PURCHASED      REDEEMED       THE YEAR
---------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation ..................................                113,084.9      208,390.2      (99,269.9)     222,205.2
   Large Cap Growth ......................................                 72,789.2       46,479.9      (44,655.3)      74,613.8
   Mid Cap Growth ........................................                 91,619.2      115,944.1     (163,849.7)      43,713.6
   Small Cap Growth ......................................                 18,293.9        3,369.7       (6,672.3)      14,991.3
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Global Thematic Growth ................................                       --       12,003.5       (4,093.6)       7,909.9
   Growth and Income .....................................                 42,042.6       72,819.7      (35,242.1)      79,620.2
   International Growth ..................................                 64,229.3       18,702.0       (6,360.1)      76,571.2
   International Value ...................................                 54,159.4       20,314.6      (14,680.6)      59,793.4
   Small Cap Growth ......................................                 47,017.8      150,646.1      (80,901.6)     116,762.3
   Small-Mid Cap Value ...................................                207,812.8      134,772.7      (77,439.5)     265,146.0
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity .............................      a         121,622.7             --     (121,622.7)            --
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ..............................................                 78,046.3       30,104.7      (37,851.7)      70,299.3
   Income & Growth .......................................                 67,726.3       49,230.2      (49,457.2)      67,499.3
   Inflation Protection ..................................                333,668.2      266,777.9     (191,561.1)     408,885.0
   International .........................................                 63,862.6       90,891.8      (67,049.9)      87,704.5
   Large Company Value ...................................                 12,817.1       37,289.1       (2,927.0)      47,179.2
   Mid Cap Value .........................................                 46,802.5      100,914.5      (22,541.1)     125,175.9
   Ultra .................................................                 14,227.8      211,170.4     (108,967.6)     116,430.6
   Value .................................................                180,919.8      117,199.8     (102,888.2)     195,231.4
   Vista .................................................                 96,437.9       73,565.1     (149,983.4)      20,019.6
BLACKROCK VARIABLE SERIES TRUST FUNDS:
   Equity Dividend V.I ...................................      b                --       47,135.6       (4,246.4)      42,889.2
   Global Allocation V.I .................................      b                --       21,004.1           (0.8)      21,003.3
COLUMBIA FUNDS VARIABLE SERIES TRUST: ....................      c
   Select Large-Cap Value ................................      d                --      375,074.8     (250,049.0)     125,025.8
   Select Smaller Cap Value ..............................      e                --       65,365.9      (56,657.0)       8,708.9
   CVP Seligman Global Technology ........................      f          40,511.2       75,011.8      (63,977.8)      51,545.2
CREDIT SUISSE TRUST:
   Commodity Return Strategy .............................                 44,535.7      113,820.5      (81,187.8)      77,168.4
DFA INVESTMENT DIMENSIONS GROUP, INC.:
   VA Global Bond ........................................                261,100.3      639,289.8      (73,292.4)     827,097.7
   VA International Small ................................                 86,050.7      274,749.1     (105,952.6)     254,847.2
   VA International Value ................................                 64,226.9      353,687.8      (41,621.4)     376,293.3
   VA Short-Term Fixed ...................................                 57,982.6      471,178.3     (109,667.9)     419,493.0
   VA U.S. Large Value ...................................                 88,256.2      349,859.9      (82,594.1)     355,522.0
   VA U.S. Targeted Value ................................                 38,533.4      278,120.1      (44,224.3)     272,429.2
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ....................................                 13,513.3    3,651,939.7   (3,275,331.9)     390,121.1
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .................................                 97,866.9       72,390.8      (44,018.6)     126,239.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ................                  3,862.2       17,085.7         (421.4)      20,526.5
DREYFUS STOCK INDEX FUND: ................................                792,702.1      265,589.1     (458,114.1)     600,177.1
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ...................................                295,116.2       68,059.1     (124,317.8)     238,857.5
EATON VANCE VARIABLE TRUST:
   Floating-Rate Income ..................................                281,086.3      819,097.0     (351,115.4)     749,067.9
   Large-Cap Value .......................................                 26,440.4        4,602.5       (9,176.3)      21,866.6
FEDERATED INSURANCE SERIES:
   High Income Bond II ...................................                174,044.5      191,858.2     (243,779.2)     122,123.5
   Kaufmann II ...........................................                 49,061.9       17,394.7      (22,954.3)      43,502.3
   Managed Volatility II .................................      g          33,792.0       40,657.2      (11,799.1)      62,650.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                           NUMBER                                      NUMBER
                                                                          OF UNITS                                    OF UNITS
                                                                         BEGINNING        UNITS          UNITS         END OF
                                                              NOTES*    OF THE YEAR     PURCHASED      REDEEMED       THE YEAR
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS:
   Balanced ..............................................                  3,659.9       25,456.4      (11,184.1)      17,932.2
   Contrafund ............................................                 37,453.1      173,829.2      (28,261.5)     183,020.8
   Disciplined Small Cap .................................                  7,784.5       21,520.7       (4,477.8)      24,827.4
   Equity-Income .........................................                       --       25,028.2          (15.0)      25,013.2
   Growth ................................................                 25,858.4       33,292.1      (17,690.2)      41,460.3
   Growth & Income .......................................                       --        4,334.9          (37.6)       4,297.3
   Growth Opportunities ..................................                       --       81,665.1      (80,822.5)         842.6
   High Income ...........................................                295,373.6    2,908,459.6   (2,762,940.6)     440,892.6
   International Capital Appreciation ....................                  6,344.4       13,699.9       (2,039.8)      18,004.5
   Investment Grade Bond .................................                       --    1,255,943.2     (943,936.1)     312,007.1
   Mid Cap ...............................................                 28,060.5       41,540.4      (12,518.4)      57,082.5
   Overseas ..............................................                 10,275.7       45,241.2      (14,046.9)      41,470.0
   Real Estate ...........................................                 26,227.8      284,654.3     (124,297.9)     186,584.2
   Strategic Income ......................................                 17,637.6      737,747.1     (107,711.6)     647,673.1
   Value .................................................                       --        4,019.3       (2,434.8)       1,584.5
   Value Strategies ......................................                       --        5,424.2       (4,545.9)         878.3
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
   Aggressive Growth .....................................                  3,255.3             --       (2,746.8)         508.5
   Balanced ..............................................                241,865.8       32,772.4      (27,892.9)     246,745.3
   Conservative ..........................................                156,174.5       47,446.7      (55,739.7)     147,881.5
   Growth ................................................                 74,757.7      108,970.0      (22,814.7)     160,913.0
   Income and Growth .....................................                 61,329.2       13,567.7      (13,513.2)      61,383.7
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable .....................................                385,438.7      300,141.5     (159,943.6)     525,636.6
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Global Real Estate Securities II .............                 54,625.7       60,218.6      (28,372.3)      86,472.0
   High Income Securities II .............................                 89,657.7      587,976.5     (598,676.9)      78,957.3
   Income Securities II ..................................                454,164.6    1,594,973.8   (1,725,685.9)     323,452.5
   Mutual Shares Securities II ...........................                116,630.8       58,418.7      (14,073.6)     160,975.9
   Strategic Income Securities II ........................                215,930.2      146,728.6     (173,900.0)     188,758.8
   Templeton Global Bond Securities II ...................                543,802.8      730,342.3     (372,292.4)     901,852.7
   U.S. Government II ....................................                152,025.7      639,914.5     (296,851.2)     495,089.0
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value ...........................................                    381.8       62,201.8      (62,003.4)         580.2
   Capital Development ...................................                  7,381.3       60,093.0      (30,949.8)      36,524.5
   Core Equity ...........................................                 39,135.7       63,385.4      (33,674.7)      68,846.4
   Dividend Growth .......................................      h                --       66,070.1      (13,694.5)      52,375.6
   Financial Services ....................................      i           5,076.8       37,060.2      (42,137.0)            --
   Global Health Care ....................................                 22,726.9      121,603.0     (118,024.1)      26,305.8
   Global Real Estate ....................................                165,958.2      182,781.9     (190,432.1)     158,308.0
   Government Securities .................................                 46,698.6      373,093.3     (211,979.1)     207,812.8
   High Yield ............................................                405,599.9    1,545,278.4     (509,468.8)   1,441,409.5
   International Growth ..................................                236,512.6      396,865.8     (324,265.8)     309,112.6
   Mid Cap Core Equity ...................................                 42,539.8       64,942.8      (62,654.8)      44,827.8
   Technology ............................................                  8,424.2      283,328.1     (284,825.6)       6,926.7
   Van Kampen Comstock ...................................                       --      113,117.3      (97,587.5)      15,529.8
   Van Kampen Equity and Income ..........................                  3,310.9       95,583.7      (85,624.7)      13,269.9
   Van Kampen Growth and Income ..........................                    360.4       41,746.8       (3,903.5)      38,203.7
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
   Asset Strategy ........................................                464,837.7      323,217.0     (137,443.2)     650,611.5
   Balanced ..............................................                 21,857.3       21,322.1      (11,520.4)      31,659.0
   Bond ..................................................                 51,942.2        6,390.4      (40,650.7)      17,681.9
   Dividend Opportunities ................................                 16,868.2       53,551.3       (5,605.2)      64,814.3
   Energy ................................................                 26,518.2       25,393.5       (9,572.3)      42,339.4
   Global Bond ...........................................                       --        9,860.7         (739.4)       9,121.3
   Global Natural Resources ..............................                  4,666.5       53,240.9      (18,979.2)      38,928.2
   Growth ................................................                  4,688.0       42,826.7      (39,887.6)       7,627.1

                                                                             187

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                          NUMBER                                       NUMBER
                                                                         OF UNITS                                     OF UNITS
                                                                        BEGINNING         UNITS          UNITS         END OF
                                                              NOTES*    OF THE YEAR     PURCHASED      REDEEMED       THE YEAR
---------------------------------------------------------------------------------------------------------------------------------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
   High Income ...........................................                 35,122.8      111,310.3      (25,393.0)     121,040.1
   Mid Cap Growth ........................................                 69,391.8      113,546.9      (68,831.9)     114,106.8
   Science and Technology ................................                 24,994.7       28,791.4      (21,498.7)      32,287.4
   Value .................................................                 50,267.5       26,605.1      (30,337.6)      46,535.0
JANUS ASPEN SERIES -- INSTITUTIONAL:
   Balanced ..............................................                534,457.6      146,591.1     (148,106.3)     532,942.4
   Enterprise ............................................                181,415.7       64,113.9      (55,803.1)     189,726.5
   Forty .................................................                167,505.4       17,843.9      (56,248.5)     129,100.8
   Janus .................................................                 94,385.4       20,442.1      (27,407.5)      87,420.0
   Overseas ..............................................                584,534.5      247,679.7     (306,753.1)     525,461.1
   Perkins Mid Cap Value .................................                439,407.5      175,700.5     (106,343.2)     508,764.8
   Worldwide .............................................                 30,301.5       38,860.2      (26,038.0)      43,123.7
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ...............................                397,651.9      233,159.4     (215,572.9)     415,238.4
   International Equity ..................................                 96,155.4       35,253.4      (58,232.7)      73,176.1
   US Small-Mid Cap Equity ...............................                 59,103.3       20,021.6      (44,501.1)      34,623.8
   US Strategic Equity ...................................                  9,960.5       15,966.1      (16,173.3)       9,753.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth .........................                 88,415.5      263,116.6     (253,641.6)      97,890.5
   ClearBridge Equity Income Builder .....................                 33,478.6       37,987.6      (19,342.2)      52,124.0
   ClearBridge Fundamental All Cap Value .................                 19,883.0       36,555.7       (4,061.4)      52,377.3
   ClearBridge Large Cap Growth ..........................                 21,985.7          559.7      (12,070.0)      10,475.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ..................                 91,111.0      175,640.6     (201,577.7)      65,173.9
   Western Asset Strategic Bond ..........................                 76,238.1      122,397.0     (112,808.4)      85,826.7
LORD ABBETT SERIES FUND:
   Bond Debenture ........................................                205,967.2    1,030,805.4     (655,421.2)     581,351.4
   Capital Structure .....................................                 27,661.0        1,581.8       (2,896.5)      26,346.3
   Classic Stock .........................................                 20,014.4       20,247.9       (6,616.9)      33,645.4
   Growth and Income .....................................                100,327.4       23,797.1      (11,508.6)     112,615.9
   International Opportunities ...........................                 54,277.5      156,651.3     (181,605.3)      29,323.5
MERGER FUND VL:
   Merger Fund VL ........................................                420,020.3      357,290.4     (374,759.2)     402,551.5
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index ............................................                139,662.5      143,320.0      (73,377.2)     209,605.3
   International Index ...................................                277,468.3      113,325.7     (122,600.6)     268,193.4
   Mid Cap Index .........................................                139,898.6       51,927.4      (73,079.7)     118,746.3
   S&P 500 Index .........................................                244,485.8      267,841.5     (174,581.6)     337,745.7
   Small Cap Index .......................................                120,075.7       84,896.0      (75,143.0)     129,828.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ........................................                 53,032.7      264,250.8     (154,167.5)     163,116.0
   Partners ..............................................                141,748.0       90,787.6      (76,924.3)     155,611.3
   Regency ...............................................                 41,884.4      111,873.4     (132,704.8)      21,053.0
   Short Duration Bond ...................................                 39,935.2       87,240.9      (21,357.7)     105,818.4
   Small-Cap Growth ......................................                 65,598.7      147,950.3     (161,488.5)      52,060.5
   Socially Responsive ...................................                 57,664.1       49,259.4      (39,910.4)      67,013.1
NORTHERN LIGHTS VARIABLE TRUST:
   Adaptive Allocation ...................................                  6,003.3      172,574.2     (121,888.7)      56,688.8
   Avant Gold Bullion Strategy ...........................      j                --      451,222.4     (292,391.6)     158,830.8
   Changing Parameters ...................................              1,550,980.6       54,839.9      (60,814.9)   1,545,005.6
   Chariot Absolute Return All Opportunities .............      k              33.5       10,994.2      (11,027.7)            --
   JNF Balanced ..........................................                 13,331.9      312,103.4     (310,187.3)      15,248.0
   JNF Equity ............................................                 81,564.5       67,630.1     (110,148.5)      39,046.1
   JNF Money Market ......................................              8,601,642.7   70,279,897.1  (68,495,153.4)  10,386,386.4
   TOPS Balanced ETF -- Cl 2 .............................      l                --           20.7          (20.7)            --
   TOPS Capital Preservation ETF -- Cl2 ..................      l                --        1,765.2       (1,765.2)            --
   TOPS Growth -- Cl 1 ...................................      l                --       30,093.4      (18,998.0)      11,095.4
   TOPS Moderate Growth ETF -- CL1 .......................      l                --       50,991.4           (7.7)      50,983.7
   TOPS Protected Balanced ETF -- Cl 1 ...................      b                --       67,990.9          (45.2)      67,945.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING         UNITS         UNITS          END OF
                                                              NOTES*   OF THE YEAR      PURCHASED      REDEEMED       THE YEAR
---------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST: (continued)
   TOPS Protected Growth ETF -- CL1 ......................      l                --      989,049.7         (334.8)     988,714.9
   TOPS Protected Moderate Growth ETF -- CL1 .............      b                --        2,010.9           (4.8)       2,006.1
   TOPS Protected Moderate Growth ETF -- CL 2 ............      b                --       71,932.3             --       71,932.3
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   Core Bond .............................................      b                --          830.6           (0.2)         830.4
   Global Securities .....................................      b                --          992.5           (0.2)         992.3
   Global Strategic Income ...............................      b                --          926.8           (1.0)         925.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset .............................................                755,532.8      990,277.1     (848,551.6)     897,258.3
   CommodityRealReturn Strategy ..........................                678,014.5      897,908.3     (950,621.8)     625,301.0
   Emerging Markets Bond .................................                420,496.9    2,942,966.1   (2,673,393.8)     690,069.2
   Foreign Bond US Dollar-Hedged .........................                237,983.6    1,376,404.9     (915,538.4)     698,850.1
   Foreign Bond Unhedged .................................                106,082.3      534,042.6     (456,264.2)     183,860.7
   Global Advantage Strategy Bond ........................      b                --        3,587.9       (2,246.0)       1,341.9
   Global Bond Unhedged ..................................                151,480.0    1,244,405.9   (1,142,036.3)     253,849.6
   Global Multi-Asset ....................................                 15,462.6      235,486.2     (120,096.8)     130,852.0
   High Yield ............................................              2,461,519.5   15,417,924.8  (14,652,198.6)   3,227,245.7
   Long Term US Government ...............................                 84,302.2      332,950.8     (202,180.3)     215,072.7
   Low Duration ..........................................                866,624.0    1,457,006.0     (720,794.8)   1,602,835.2
   Real Return ...........................................              1,037,630.5    2,301,175.8   (1,840,929.3)   1,497,877.0
   Short Term ............................................                521,656.7    1,317,994.5   (1,097,992.5)     741,658.7
   Total Return ..........................................              3,318,500.0    2,960,864.0   (2,503,630.9)   3,775,733.1
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ..................................................                364,843.5      569,282.3     (618,362.4)     315,763.4
   Cullen Value ..........................................                147,877.1       88,011.1     (102,189.0)     133,699.2
   Emerging Markets ......................................                287,313.8      206,019.4     (317,737.0)     175,596.2
   Equity Income .........................................                209,378.3      450,260.9     (287,769.9)     371,869.3
   Fund ..................................................                103,231.6       47,592.3     (120,828.2)      29,995.7
   High Yield ............................................                205,149.8      187,394.0     (234,100.3)     158,443.5
   Mid Cap Value .........................................                224,864.9       50,442.9     (109,894.9)     165,412.9
   Strategic Income ......................................                559,027.0      644,809.7     (787,324.3)     416,512.4
PROFUNDS VP:
   Access VP High Yield ..................................                171,101.5    2,120,045.0   (1,607,127.1)     684,019.4
   Asia 30 ...............................................                 80,931.1      140,965.8     (196,186.1)      25,710.8
   Banks .................................................                       --       37,705.4      (36,812.3)         893.1
   Basic Materials .......................................                 45,069.0       78,166.0     (119,536.1)       3,698.9
   Bear ..................................................                  9,404.9    4,127,513.7   (4,130,319.2)       6,599.4
   Biotechnology .........................................                 20,033.5       99,031.6     (118,456.6)         608.5
   Bull ..................................................                165,450.0    4,290,178.2   (4,218,761.0)     236,867.2
   Consumer Goods ........................................                 11,762.2      113,781.7     (119,262.1)       6,281.8
   Consumer Services .....................................                    736.9       42,210.9      (39,438.1)       3,509.7
   Emerging Markets ......................................                105,802.6      382,926.0     (485,756.1)       2,972.5
   Europe 30 .............................................                 21,349.4      300,946.6     (313,641.7)       8,654.3
   Falling US Dollar .....................................                  1,538.1       50,174.2      (51,327.8)         384.5
   Financials ............................................                    159.4       49,607.1      (42,826.1)       6,940.4
   Health Care ...........................................                  6,831.1      172,215.6     (173,603.0)       5,443.7
   Industrials ...........................................                 18,316.8      859,951.0     (858,741.6)      19,526.2
   International .........................................                 60,499.1      196,763.4     (254,721.2)       2,541.3
   Internet ..............................................                 13,414.9       16,404.3      (27,728.6)       2,090.6
   Japan .................................................                 12,088.0      120,942.5     (118,676.4)      14,354.1
   Large-Cap Growth ......................................                 39,936.2      163,069.6     (201,282.8)       1,723.0
   Large-Cap Value .......................................                  2,099.3      189,606.0     (175,619.9)      16,085.4
   Mid-Cap ...............................................                  7,480.9      653,823.0     (594,318.7)      66,985.2
   Mid-Cap Growth ........................................                201,357.8      808,671.7   (1,008,023.6)       2,005.9
   Mid-Cap Value .........................................                    264.4      210,434.8     (203,876.3)       6,822.9
   Money Market ..........................................                 38,915.8    5,146,765.5   (4,821,657.1)     364,024.2
   NASDAQ-100 ............................................                122,091.1      674,114.4     (778,417.7)      17,787.8
   Oil & Gas .............................................                 31,789.6      203,768.1     (229,792.0)       5,765.7

                                                                             189

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

=================================================================================================================================

                                                                          NUMBER                                       NUMBER
                                                                         OF UNITS                                     OF UNITS
                                                                         BEGINNING        UNITS          UNITS         END OF
                                                              NOTES*    OF THE YEAR     PURCHASED      REDEEMED       THE YEAR
---------------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP: (continued)
   Pharmaceuticals .......................................                    329.2      222,145.1     (151,062.9)      71,411.4
   Precious Metals .......................................                 64,702.6      716,358.5     (700,956.2)      80,104.9
   Real Estate ...........................................                  1,462.0      105,238.9      (98,832.3)       7,868.6
   Rising Rates Opportunity ..............................                 49,079.8    3,312,888.3   (3,330,296.4)      31,671.7
   Semiconductor .........................................                  8,602.6      124,813.4     (133,026.2)         389.8
   Short Emerging Markets ................................                 38,346.4      344,109.8     (380,806.0)       1,650.2
   Short international ...................................                    150.1       85,364.3      (83,563.2)       1,951.2
   Short Mid-Cap .........................................                     46.9      195,636.7     (195,326.8)         356.8
   Short NASDAQ-100 ......................................                  8,146.4      254,097.2     (260,719.0)       1,524.6
   Short Small-Cap .......................................                  1,299.3      347,344.6     (343,686.2)       4,957.7
   Small Cap .............................................                 34,940.1      334,853.9     (290,399.0)      79,395.0
   Small-Cap Growth ......................................                124,169.4      390,607.5     (490,074.9)      24,702.0
   Small-Cap Value .......................................                 15,362.0      142,470.2     (131,625.8)      26,206.4
   Technology ............................................                  1,514.3      128,963.0      (49,543.7)      80,933.6
   Telecommunications ....................................                       --       17,570.5      (15,537.0)       2,033.5
   U.S. Government Plus ..................................                  7,450.0    4,692,489.9   (4,662,854.3)      37,085.6
   UltraBull .............................................                  2,428.6    1,819,602.1   (1,819,850.1)       2,180.6
   UltraMid-Cap ..........................................                  3,797.2      365,257.8     (366,608.6)       2,446.4
   UltraNASDAQ-100 .......................................                  1,014.0      513,496.4     (514,501.4)           9.0
   UltraShort NASDAQ-100 .................................                       --      800,723.5     (770,581.2)      30,142.3
   UltraSmall-Cap ........................................                  6,137.8      242,660.5     (237,932.0)      10,866.3
   Utilities .............................................                  6,520.1      324,922.2     (235,071.9)      96,370.4
PUTNAM VARIABLE TRUST:
   Absolute Return 500 ...................................     l                 --        8,361.9       (5,131.5)       3,230.4
   American Government Income ............................                 20,373.5      299,022.5      (77,964.1)     241,431.9
   Diversified Income ....................................                304,027.7    1,438,354.2   (1,710,419.7)      31,962.2
   Equity Income .........................................                 15,783.8      335,385.4     (298,499.2)      52,670.0
   Global Asset Allocation ...............................                 11,649.4        9,428.8       (9,607.9)      11,470.3
   High Yield ............................................              1,232,851.3    7,375,842.5   (8,007,413.4)     601,280.4
   Income ................................................                228,741.4    1,283,018.7   (1,490,421.3)      21,338.8
   Investors .............................................                  2,039.1       16,625.9      (16,648.2)       2,016.8
   Multi-Cap Value .......................................                  5,294.7           59.1           (4.5)       5,349.3
   Voyager ...............................................                  9,130.1       47,346.7       (8,555.6)      47,921.2
ROYCE CAPITAL FUND:
   Micro-Cap .............................................                208,459.8      269,583.0     (306,989.5)     171,053.3
   Small-Cap .............................................                423,378.3      163,075.5     (201,884.0)     384,569.8
RUSSELL INVESTMENT FUNDS:
   Aggressive Equity .....................................      l                --        1,495.6       (1,279.0)         216.6
   Balanced Strategy .....................................      l                --        1,985.6          (11.0)       1,974.6
   Conservative Strategy .................................      l                --       89,433.1          (77.7)      89,355.4
   Core Bond .............................................      l                --       11,739.1       (4,762.1)       6,977.0
   Equity Growth Strategy ................................      l                --        5,675.1       (4,876.5)         798.6
   Global Real Estate Securities .........................      l                --       51,376.2       (2,489.9)      48,886.3
   Moderate Strategy .....................................      l                --        4,454.4           (4.2)       4,450.2
   Multi-Style Equity ....................................      l                --        8,349.6       (7,131.9)       1,217.7
   Non U.S. ..............................................      l                --       12,979.2       (9,451.1)       3,528.1
RYDEX VARIABLE TRUST:
   Banking ...............................................                197,102.1      479,799.9     (550,747.0)     126,155.0
   Basic Materials .......................................                158,137.7      344,389.4     (479,725.7)      22,801.4
   Biotechnology .........................................                 89,500.7      509,243.3     (539,321.3)      59,422.7
   Commodities Strategy ..................................                121,308.0    2,137,521.0   (2,072,193.0)     186,636.0
   Consumer Products .....................................                 72,941.8    1,082,061.4     (881,705.9)     273,297.3
   Dow 2X Strategy .......................................                 47,567.2      954,509.6     (855,179.2)     146,897.6
   Electronics ...........................................                 65,463.7      322,625.3     (387,394.3)         694.7
   Energy ................................................                128,029.7      684,358.5     (744,712.2)      67,676.0
   Energy Services .......................................                168,406.7      579,477.7     (704,740.4)      43,144.0
   Europe 1.25X Strategy .................................                 29,538.6      402,508.1     (423,560.0)       8,486.7
   Financial Services ....................................                 99,797.6    1,230,131.4   (1,258,379.8)      71,549.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS          END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy ....................                 35,178.3   22,160,642.5  (21,725,334.3)     470,486.5
   Health Care ...........................................                 62,260.4      683,043.5     (633,188.1)     112,115.8
   Internet ..............................................                100,580.6      204,880.1     (282,272.0)      23,188.7
   Inverse Dow 2X Strategy ...............................                373,335.5   31,785,704.4  (32,088,302.6)      70,737.3
   Inverse Government Long Bond Strategy .................                119,692.0   24,724,751.0  (24,804,501.0)      39,942.0
   Inverse Mid-Cap Strategy ..............................                  5,533.1      686,714.5     (683,077.2)       9,170.4
   Inverse NASDAQ-100(R) Strategy ........................                 65,807.3    5,598,452.2   (5,526,495.7)     137,763.8
   Inverse Russell 2000(R) Strategy ......................                 31,477.4    3,162,847.1   (2,983,580.8)     210,743.7
   Inverse S&P 500 Strategy ..............................                 85,695.8    6,108,789.1   (6,149,097.2)      45,387.7
   Japan 2X Strategy .....................................                 46,718.7      320,807.5     (365,219.1)       2,307.1
   Leisure ...............................................                 31,420.6      182,223.6     (165,705.8)      47,938.4
   Mid Cap 1.5X Strategy .................................                119,893.8    1,153,434.8   (1,253,123.4)      20,205.2
   NASDAQ-100(R) .........................................                154,166.1    1,614,778.8   (1,592,128.3)     176,816.6
   NASDAQ-100(R) 2X Strategy .............................                237,355.1    1,666,184.0   (1,754,773.9)     148,765.2
   Nova ..................................................                257,451.1    3,749,550.1   (3,813,245.1)     193,756.1
   Precious Metals .......................................                236,601.5      912,173.3     (950,005.6)     198,769.2
   Real Estate ...........................................                255,124.7    1,130,859.0   (1,242,810.0)     143,173.7
   Retailing .............................................                 10,597.1      566,827.3     (506,911.2)      70,513.2
   Russell 2000(R) 1.5X Strategy .........................                132,336.4      650,998.2     (735,626.5)      47,708.1
   Russell 2000(R) 2X Strategy ...........................                161,986.7    3,115,762.6   (3,228,617.4)      49,131.9
   S&P 500 2X Strategy ...................................                126,333.3   19,526,765.3  (19,089,152.2)     563,946.4
   S&P 500 Pure Growth ...................................                190,609.1    1,408,076.8   (1,367,963.3)     230,722.6
   S&P 500 Pure Value ....................................                201,523.0      870,939.9   (1,013,343.0)      59,119.9
   S&P MidCap 400 Pure Growth ............................                374,275.6    1,299,273.0   (1,514,239.8)     159,308.8
   S&P MidCap 400 Pure Value .............................                110,628.9      402,277.5     (470,733.4)      42,173.0
   S&P SmallCap 600 Pure Growth ..........................                189,979.7      815,232.2     (753,061.5)     252,150.4
   S&P SmallCap 600 Pure Value ...........................                156,847.3      403,409.0     (497,988.0)      62,268.3
   SGI All-Asset Aggressive Strategy .....................                 11,366.7          923.5          (31.9)      12,258.3
   SGI All-Asset Conservative Strategy ...................                 24,274.3       55,984.7       (8,984.5)      71,274.5
   SGI All-Asset Moderate Strategy .......................                 42,960.7        9,718.3      (11,621.9)      41,057.1
   SGI Alternative Strategies Allocation .................                  6,536.7            7.1       (2,774.6)       3,769.2
   SGI CLS AdvisorOne Amerigo ............................                361,657.0       14,093.8      (88,770.1)     286,980.7
   SGI CLS AdvisorOne Clermont ...........................                169,689.9      128,510.8     (144,939.6)     153,261.1
   SGI CLS AdvisorOne Select Allocation ..................                       --       47,941.9      (47,941.9)            --
   SGI DWA Flexible Allocation ...........................                 21,519.2      154,142.4      (32,999.6)     142,662.0
   SGI DWA Sector Rotation ...............................                 18,923.3       93,192.8      (26,638.3)      85,477.8
   SGI International Long Short Select ...................         m        6,733.1             --       (6,733.1)            --
   SGI Managed Futures Strategy ..........................                149,392.0      134,585.0      (67,731.9)     216,245.1
   SGI Multi-Hedge Strategies ............................                 75,340.0      139,897.4      (78,896.0)     136,341.4
   SGI U.S. Long Short Momentum ..........................                 35,909.3        3,254.3      (17,722.1)      21,441.5
   Strengthening Dollar 2X Strategy ......................                131,793.4    3,820,374.1   (3,478,566.9)     473,600.6
   Technology ............................................                 71,092.3      340,864.6     (361,675.9)      50,281.0
   Telecommunications ....................................                 62,924.1      250,244.9     (295,001.8)      18,167.2
   Transportation ........................................                 48,922.2      328,646.9     (322,598.0)      54,971.1
   U.S. Government Money Market ..........................              5,552,935.2   65,146,867.2  (65,726,130.3)   4,973,672.1
   Utilities .............................................                 97,537.1      881,121.0     (570,280.8)     408,377.3
   Weakening Dollar 2X Strategy ..........................                 20,114.6      704,264.0     (715,413.7)       8,964.9
RYDEX|SGI VARIABLE FUNDS:
   A Large Cap Core ......................................                  1,199.8          765.9           (6.6)       1,959.1
   B Large Cap Value .....................................                       --          317.9         (317.9)            --
   D MSCI EAFE Equal Weight ..............................         o          726.3        7,156.9       (4,878.3)       3,004.9
   E U.S. Intermediate Bond ..............................                       --       28,027.9      (23,109.3)       4,918.6
   J Mid-Cap Growth ......................................                    429.5       30,297.3       (1,299.8)      29,427.0
   N Managed Asset Allocation ............................                  3,220.2        9,527.7       (8,112.9)       4,635.0
   P High Yield ..........................................                 39,243.6      303,960.0     (311,407.7)      31,795.9
   Q Small Cap Value .....................................                  5,164.4       10,765.7       (2,468.7)      13,461.4
   X Small Cap Growth ....................................                    874.2      242,935.6     (240,275.0)       3,534.8

                                                                             191

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS          END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS: .....................................         c
   Communications and Information ........................         n       42,247.2        5,610.7      (47,857.9)            --
   Large-Cap Value .......................................         n       66,296.6       16,343.2      (82,639.8)            --
   Small-Cap Value .......................................         n       14,338.9       26,004.3      (40,343.2)            --
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ...................................                536,227.2      296,269.9     (262,388.8)     570,108.3
   Equity Income II ......................................                636,279.0      359,481.5     (450,423.0)     545,337.5
   Health Sciences II ....................................                 97,432.9      341,552.8     (284,983.4)     154,002.3
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ..................................                197,126.9    1,137,079.4   (1,061,733.9)     272,472.4
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .................................................                340,760.4       99,225.1      (97,630.4)     342,355.1
TIMOTHY PLAN VARIABLE SERIES:
   Conservative Growth ...................................                       --       19,133.8       (4,767.1)      14,366.7
   Strategic Growth ......................................                 11,408.0      182,676.7     (180,939.3)      13,145.4
VAN ECK VIP TRUST:
   Emerging Markets ......................................                362,186.1      137,877.8     (312,968.1)     187,095.8
   Global Bond ...........................................                101,692.0       35,657.1      (38,919.7)      98,429.4
   Global Hard Assets ....................................                221,770.6      204,338.5     (208,390.2)     217,718.9
   Multi-Manager Alternatives ............................                126,483.9       31,516.5      (43,981.5)     114,018.9
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ..............................................                 85,133.5      174,813.4       (1,418.9)     258,528.0
   Capital Growth ........................................                 64,978.1       21,517.1      (19,116.7)      67,378.5
   Diversified Value .....................................                 94,870.2       50,098.5      (43,893.3)     101,075.4
   Equity Income .........................................                 20,632.6      105,409.2      (18,610.2)     107,431.6
   Equity Index ..........................................                308,769.6      222,186.4     (141,922.7)     389,033.3
   Growth ................................................                 51,252.7       58,076.2         (969.2)     108,359.7
   High Yield Bond .......................................                 42,135.4      117,990.5      (18,512.0)     141,613.9
   International .........................................                197,957.5      328,849.3      (52,455.9)     474,350.9
   Mid-Cap Index .........................................                 51,370.5      160,687.9      (75,546.4)     136,512.0
   REIT Index ............................................                164,466.6      217,775.6      (96,821.0)     285,421.2
   Short-Term Investment Grade ...........................                680,198.0      636,912.0     (147,332.2)   1,169,777.8
   Small Company Growth ..................................                 81,671.4       50,889.4       (5,280.6)     127,280.2
   Total Bond Market Index ...............................                530,654.7      426,292.3     (158,039.4)     798,907.6
   Total Stock Market Index ..............................                325,029.3      278,625.6      (94,094.2)     509,560.7
VIRTUS VARIABLE INSURANCE TRUST:
   International .........................................         b             --          662.7           (0.1)         662.6
   Multi-Sector Fixed Income .............................         b             --       89,585.1           (8.2)      89,576.9
   Premium AlphaSector ...................................         b             --       28,384.9           (1.4)      28,383.5
   Real Estate Securities ................................         b             --       10,666.5           (1.5)      10,665.0
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery .............................................                 85,898.4      111,846.5     (127,452.5)      70,292.4
   Opportunity ...........................................                 16,552.3       26,947.2      (17,503.7)      25,995.8
   Small Cap Value .......................................                 16,255.1       28,166.0       (7,184.5)      37,236.6
                                                              ------------------------------------------------------------------
                                                                       58,635,108.9  406,482,252.5 (390,245,959.7)  74,871,401.7
                                                              ==================================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units  outstanding  for the year ended December 31, 2010 was as follows:

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS          END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation ..................................                113,129.4       98,347.2      (98,391.7)     113,084.9
   Large Cap Growth ......................................                 94,362.5       21,138.4      (42,711.7)      72,789.2
   Mid Cap Growth ........................................                100,492.6       30,693.9      (39,567.3)      91,619.2
   Small Cap Growth ......................................                 23,918.0          461.4       (6,085.5)      18,293.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income .....................................                 44,573.0       14,662.5      (17,192.9)      42,042.6
   International Growth ..................................                 46,033.8       33,104.6      (14,909.1)      64,229.3
   International Value ...................................                 34,425.9       27,637.9       (7,904.4)      54,159.4
   Small Cap Growth ......................................                  4,045.0       52,099.6       (9,126.8)      47,017.8
   Small-Mid Cap Value ...................................                117,128.4      219,935.3     (129,250.9)     207,812.8
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity .............................                 33,812.3      135,085.5      (47,275.1)     121,622.7
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ..............................................                100,563.6       43,516.9      (66,034.2)      78,046.3
   Income & Growth .......................................                 54,522.7       55,496.8      (42,293.2)      67,726.3
   Inflation Protection ..................................                246,355.7      211,575.6     (124,263.1)     333,668.2
   International .........................................                 49,701.2       33,240.7      (19,079.3)      63,862.6
   Large Company Value ...................................                 16,735.8       20,151.6      (24,070.3)      12,817.1
   Mid Cap Value .........................................                       --       51,829.4       (5,026.9)      46,802.5
   Ultra .................................................                  2,493.2       27,794.1      (16,059.5)      14,227.8
   Value .................................................                150,814.3      128,382.9      (98,277.4)     180,919.8
   Vista .................................................                  4,355.3       96,846.4       (4,763.8)      96,437.9
CREDIT SUISSE TRUST:
   Commodity Return Strategy .............................                 45,303.6       40,763.2      (41,531.1)      44,535.7
DFA INVESTMENT DIMENSIONS GROUP, INC.:
   VA Global Bond ........................................         s             --      261,340.5         (240.2)     261,100.3
   VA International Small ................................         s             --      106,591.3      (20,540.6)      86,050.7
   VA International Value ................................         s             --       64,394.6         (167.7)      64,226.9
   VA Short-Term Fixed ...................................         s             --       58,106.6         (124.0)      57,982.6
   VA U.S. Large Value ...................................         s             --       93,733.8       (5,477.6)      88,256.2
   VA U.S. Targeted Value ................................         s             --       43,825.8       (5,292.4)      38,533.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ....................................                297,356.1    5,695,116.8   (5,978,959.6)      13,513.3
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index .................................                104,296.9       44,233.7      (50,663.7)      97,866.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:                                  10,187.2             --       (6,325.0)       3,862.2
DREYFUS STOCK INDEX FUND: ................................                614,304.8      388,537.2     (210,139.9)     792,702.1
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ...................................                260,880.4      137,269.9     (103,034.1)     295,116.2
EATON VANCE VARIABLE TRUST:
   Floating-Rate Income ..................................         a             --      284,914.5       (3,828.2)     281,086.3
   Large-Cap Value .......................................         a             --       26,511.4          (71.0)      26,440.4
FEDERATED INSURANCE SERIES:
   Managed Volatility II .................................         x       38,389.9       22,550.8      (27,148.7)      33,792.0
   High Income Bond II ...................................                604,406.8      777,343.2   (1,207,705.5)     174,044.5
   International Equity II ...............................         b       91,083.7          451.8      (91,535.5)            --
   Kaufmann II ...........................................                 68,052.1       39,993.2      (58,983.4)      49,061.9
   Market Opportunity II .................................         b       52,975.1            0.2      (52,975.3)            --
FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS II:
   Balanced ..............................................         t             --        3,661.1           (1.2)       3,659.9
   Contrafund ............................................         t             --       37,463.9          (10.8)      37,453.1
   Disciplined Small Cap .................................         t             --        7,785.0           (0.5)       7,784.5
   Growth ................................................         t             --       25,864.9           (6.5)      25,858.4
   High Income ...........................................         t             --      295,913.2         (539.6)     295,373.6
   International Capital Appreciation ....................         t             --        6,344.9           (0.5)       6,344.4
   Mid Cap ...............................................         t             --       28,063.2           (2.7)      28,060.5

                                                                             193

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS          END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS II: (continued)
   Overseas ..............................................         t             --       10,276.4           (0.7)      10,275.7
   Real Estate ...........................................         t             --       26,230.0           (2.2)      26,227.8
   Strategic Income ......................................         t             --       17,640.6           (3.0)      17,637.6
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
 IBBOTSON ETF ASSET ALLOCATION SERIES:
   Aggressive Growth .....................................                  2,535.6        2,862.1       (2,142.4)       3,255.3
   Balanced ..............................................                 89,256.9      168,445.9      (15,837.0)     241,865.8
   Conservative ..........................................                143,692.6       64,327.6      (51,845.7)     156,174.5
   Growth ................................................                 36,515.9       50,170.4      (11,928.6)      74,757.7
   Income & Growth .......................................                 26,234.8      244,471.6     (209,377.2)      61,329.2
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable .....................................                237,819.0      306,225.8     (158,606.1)     385,438.7
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Global Real Estate Securities II .............                 47,633.0       80,786.0      (73,793.3)      54,625.7
   High Income Securities II .............................                726,040.7      360,907.2     (997,290.2)      89,657.7
   Income Securities II ..................................                627,682.8    1,703,971.4   (1,877,489.6)     454,164.6
   Mutual Shares Securities II ...........................                 71,005.8       77,203.0      (31,578.0)     116,630.8
   Strategic Income Securities II ........................                134,911.2      264,030.9     (183,011.9)     215,930.2
   Templeton Global Bond Securities II ...................                249,841.9      631,854.2     (337,893.3)     543,802.8
   U.S. Government II ....................................                122,475.6      565,341.6     (535,791.5)     152,025.7
INVESCO VARIABLE INSURANCE FUNDS:                                  c
   Basic Value ...........................................                 65,435.8       40,997.9     (106,051.9)         381.8
   Capital Development ...................................                 16,944.3       79,578.0      (89,141.0)       7,381.3
   Core Equity ...........................................                112,292.8       31,698.1     (104,855.2)      39,135.7
   Financial Services ....................................                 39,972.5       26,644.0      (61,539.7)       5,076.8
   Global Health Care ....................................                 14,364.0       20,327.2      (11,964.3)      22,726.9
   Global Real Estate ....................................                289,840.6      406,603.3     (530,485.7)     165,958.2
   Government Securities .................................                 76,586.9      211,529.7     (241,418.0)      46,698.6
   High Yield ............................................                662,613.0    1,155,855.3   (1,412,868.4)     405,599.9
   International Growth ..................................                103,511.4      431,280.7     (298,279.5)     236,512.6
   Mid Cap Core Equity ...................................                 50,277.2       27,960.5      (35,697.9)      42,539.8
   Technology ............................................                 28,576.0        5,128.6      (25,280.4)       8,424.2
   Van Kampen Equity and income ..........................         t             --        3,311.3           (0.4)       3,310.9
   Van Kampen Growth and income ..........................         t             --          360.4             --          360.4
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
   Asset Strategy ........................................                 94,037.0      458,176.3      (87,375.6)     464,837.7
   Balanced ..............................................                       --       38,031.9      (16,174.6)      21,857.3
   Bond ..................................................                       --       56,647.8       (4,705.6)      51,942.2
   Dividend Opportunities ................................                       --       25,411.8       (8,543.6)      16,868.2
   Energy ................................................                 10,598.5       43,032.8      (27,113.1)      26,518.2
   Global Natural Resources ..............................         t             --        4,666.5             --        4,666.5
   Growth ................................................                       --       10,108.3       (5,420.3)       4,688.0
   High Income ...........................................                 10,638.7       29,598.1       (5,114.0)      35,122.8
   Mid Cap Growth ........................................                  2,021.0       75,513.5       (8,142.7)      69,391.8
   Science and Technology ................................                  1,363.4       29,716.1       (6,084.8)      24,994.7
   Value .................................................                       --       58,511.0       (8,243.5)      50,267.5
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ..............................................                275,815.1      303,678.9      (45,036.4)     534,457.6
   Enterprise ............................................                205,778.9       40,561.8      (64,925.0)     181,415.7
   Forty .................................................                141,267.0       94,375.8      (68,137.4)     167,505.4
   Global Life Sciences ..................................         d       19,012.3             --      (19,012.3)            --
   Growth and Income .....................................         d      136,665.5             --     (136,665.5)            --
   Janus .................................................                119,269.5       44,379.5      (69,263.6)      94,385.4
   Overseas ..............................................                626,212.6      304,389.9     (346,068.0)     584,534.5
   Perkins Mid Cap Value .................................                369,200.1      262,996.7     (192,789.3)     439,407.5
   Worldwide .............................................                104,986.1       14,285.7      (88,970.3)      30,301.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                                                         NUMBER                                        NUMBER
                                                                        OF UNITS                                      OF UNITS
                                                                        BEGINNING        UNITS          UNITS          END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service ....................         d        8,412.9             --       (8,412.9)            --
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity ...............................                364,108.5      420,252.7     (386,709.3)     397,651.9
   International Equity ..................................                152,324.6       62,724.5     (118,893.7)      96,155.4
   US Small-Mid Cap Equity ...............................                 70,735.7      125,106.9     (136,739.3)      59,103.3
   US Strategic Equity ...................................                  4,704.7        5,290.0          (34.2)       9,960.5
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth .........................                107,849.9       98,790.1     (118,224.5)      88,415.5
   ClearBridge Equity Income Builder .....................                 31,845.8        8,394.0       (6,761.2)      33,478.6
   ClearBridge Fundamental All Cap Value .................         e       10,963.1       15,590.7       (6,670.8)      19,883.0
   ClearBridge Large Cap Growth ..........................                 41,827.4        4,522.8      (24,364.5)      21,985.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ..................              1,770,134.4    2,076,065.8   (3,755,089.2)      91,111.0
   Western Asset Strategic Bond ..........................                 38,172.7      114,446.9      (76,381.5)      76,238.1
LORD ABBETT SERIES FUND:
   Bond Debenture ........................................                 78,820.3      637,624.2     (510,477.3)     205,967.2
   Capital Structure .....................................         f       22,066.8       11,270.1       (5,675.9)      27,661.0
   Classic Stock .........................................         g        9,542.5       15,929.8       (5,457.9)      20,014.4
   Growth and Income .....................................                104,446.5       21,510.0      (25,629.1)     100,327.4
   International Opportunities ...........................         h      164,802.0      119,554.0     (230,078.5)      54,277.5
MERGER FUND VL:
   Merger Fund VL ........................................         a             --      860,997.2     (440,976.9)     420,020.3
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index ............................................                141,645.9       25,454.6      (27,438.0)     139,662.5
   International Index ...................................                275,679.5      129,998.6     (128,209.8)     277,468.3
   Mid Cap Index .........................................                151,768.6       37,551.6      (49,421.6)     139,898.6
   S&P 500 Index .........................................                232,221.6      202,385.6     (190,121.4)     244,485.8
   Small Cap Index .......................................                108,165.0      174,612.0     (162,701.3)     120,075.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ........................................                 39,579.3      165,400.6     (151,947.2)      53,032.7
   Partners ..............................................                188,090.0       72,664.7     (119,006.7)     141,748.0
   Regency ...............................................                 54,762.4      126,109.5     (138,987.5)      41,884.4
   Short Duration Bond ...................................                 55,960.1      900,064.2     (916,089.1)      39,935.2
   Small-Cap Growth ......................................                 37,358.9       63,124.6      (34,884.8)      65,598.7
   Socially Responsive ...................................                 19,307.2       62,744.4      (24,387.5)      57,664.1
NORTHERN LIGHTS VARIABLE TRUST:
   Adaptive Allocation ...................................         t             --        6,005.4           (2.1)       6,003.3
   Changing Parameters ...................................                879,907.0      735,574.5      (64,500.9)   1,550,980.6
   Chariot Absolute Return All Opportunities .............         t             --           33.7           (0.2)          33.5
   JNF Balanced ..........................................                 44,634.9       73,681.2     (104,984.2)      13,331.9
   JNF Equity ............................................                 69,697.9       24,292.7      (12,426.1)      81,564.5
   JNF Loomis Sayles Bond ................................         i      752,871.1            0.2     (752,871.3)            --
   JNF Money Market ......................................              5,296,446.3   57,804,688.4  (54,499,492.0)   8,601,642.7
PIMCO VARIABLE INSURANCE TRUST:
   All Asset .............................................                483,872.4    1,221,107.0     (949,446.6)     755,532.8
   CommodityRealReturn Strategy ..........................                315,113.4    1,032,346.6     (669,445.5)     678,014.5
   Emerging Markets Bond .................................                306,840.3    2,338,782.8   (2,225,126.2)     420,496.9
   Foreign Bond US Dollar-Hedged .........................                144,509.6    1,452,972.6   (1,359,498.6)     237,983.6
   Foreign Bond-Unhedged .................................                 81,061.9      558,331.8     (533,311.4)     106,082.3
   Global Bond Unhedged ..................................                146,237.6      556,222.0     (550,979.6)     151,480.0
   Global Multi-Asset Adm ................................         t             --       15,463.3           (0.7)      15,462.6
   High Yield ............................................              3,318,507.0   11,743,009.7  (12,599,997.2)   2,461,519.5
   Long Term US Government ...............................                116,292.2      217,990.4     (249,980.4)      84,302.2
   Low Duration ..........................................                630,264.5    1,818,034.7   (1,581,675.2)     866,624.0
   Real Return ...........................................                853,257.1    2,166,178.8   (1,981,805.4)   1,037,630.5
   Short Term ............................................                500,247.0    1,545,123.0   (1,523,713.3)     521,656.7
   Total Return ..........................................              2,552,650.5    3,512,957.5   (2,747,108.0)   3,318,500.0

                                                                             195

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==============================================================================================================================

                                                                        NUMBER                                      NUMBER
                                                                       OF UNITS                                    OF UNITS
                                                                      BEGINNING       UNITS          UNITS          END OF
                                                            NOTES*   OF THE YEAR    PURCHASED       REDEEMED       THE YEAR
------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
   Bond .................................................              157,491.5    1,896,800.9    (1,689,448.9)    364,843.5
   Cullen Value .........................................              139,992.3       58,235.7       (50,350.9)    147,877.1
   Emerging Markets .....................................              299,870.5      624,666.6      (637,223.3)    287,313.8
   Equity Income ........................................              140,125.0      133,472.3       (64,219.0)    209,378.3
   Fund .................................................              138,752.5       27,549.0       (63,069.9)    103,231.6
   High Yield ...........................................              294,215.2      251,977.3      (341,042.7)    205,149.8
   Mid Cap Value ........................................              158,045.7      139,685.3       (72,866.1)    224,864.9
   Money Market .........................................     u            180.5             --          (180.5)           --
   Strategic Income .....................................              581,596.9    2,262,421.9    (2,284,991.8)    559,027.0
PROFUNDS VP:
   Access VP High Yield .................................     a               --    4,033,184.7    (3,862,083.2)    171,101.5
   Asia 30 ..............................................     a               --      321,914.0      (240,982.9)     80,931.1
   Banks ................................................     t               --        1,899.3        (1,899.3)           --
   Basic Materials ......................................     a               --       90,676.0       (45,607.0)     45,069.0
   Bear .................................................     a               --    1,605,245.6    (1,595,840.7)      9,404.9
   Biotechnology ........................................     a               --       39,842.8       (19,809.3)     20,033.5
   Bull .................................................     a               --    2,040,351.3    (1,874,901.3)    165,450.0
   Consumer Goods .......................................     a               --       22,399.3       (10,637.1)     11,762.2
   Consumer Services ....................................     t               --        1,703.3          (966.4)        736.9
   Emerging Markets .....................................     a               --      361,551.7      (255,749.1)    105,802.6
   Europe 30 ............................................     a               --      421,904.7      (400,555.3)     21,349.4
   Falling US Dollar ....................................     t               --        1,538.2            (0.1)      1,538.1
   Financials ...........................................     a               --        5,749.5        (5,590.1)        159.4
   Health Care ..........................................     a               --       18,724.3       (11,893.2)      6,831.1
   Industrials ..........................................     a               --      112,288.2       (93,971.4)     18,316.8
   International ........................................     a               --      102,794.2       (42,295.1)     60,499.1
   Internet .............................................     t               --       23,266.4        (9,851.5)     13,414.9
   Japan ................................................     a               --       16,435.7        (4,347.7)     12,088.0
   Large-Cap Growth .....................................     a               --       43,346.8        (3,410.6)     39,936.2
   Large-Cap Value ......................................     a               --       60,437.7       (58,338.4)      2,099.3
   Mid-Cap ..............................................     a               --       61,204.9       (53,724.0)      7,480.9
   Mid-Cap Growth .......................................     a               --      367,803.8      (166,446.0)    201,357.8
   Mid-Cap Value ........................................     a               --       14,972.5       (14,708.1)        264.4
   Money Market .........................................     t               --      124,039.4       (85,123.6)     38,915.8
   NASDAQ-100 ...........................................     a               --      368,697.9      (246,606.8)    122,091.1
   Oil & Gas ............................................     a               --      100,592.6       (68,803.0)     31,789.6
   Pharmaceuticals ......................................     a               --       16,626.7       (16,297.5)        329.2
   Precious Metals ......................................     a               --      169,961.1      (105,258.5)     64,702.6
   Real Estate ..........................................     a               --       80,211.9       (78,749.9)      1,462.0
   Rising Rates Opportunity .............................     a               --      439,277.8      (390,198.0)     49,079.8
   Semiconductor ........................................     t               --       12,273.8        (3,671.2)      8,602.6
   Short Emerging Markets ...............................     t               --       55,488.9       (17,142.5)     38,346.4
   Short International ..................................     t               --          253.0          (102.9)        150.1
   Short Mid-Cap ........................................     t               --           46.9              --          46.9
   Short NASDAQ-100 .....................................     a               --      215,364.8      (207,218.4)      8,146.4
   Short Small-Cap ......................................     t               --       26,203.8       (24,904.5)      1,299.3
   Small Cap ............................................     a               --       68,038.5       (33,098.4)     34,940.1
   Small-Cap Growth .....................................     a               --      460,486.5      (336,317.1)    124,169.4
   Small-Cap Value ......................................     a               --      172,641.6      (157,279.6)     15,362.0
   Technology ...........................................     a               --       10,649.6        (9,135.3)      1,514.3
   U.S. Government Plus .................................     a               --      851,700.0      (844,250.0)      7,450.0
   UltraBull ............................................     a               --    1,026,812.4    (1,024,383.8)      2,428.6
   UltraMid-Cap .........................................     a               --       24,096.9       (20,299.7)      3,797.2
   UltraNASDAQ-100 ......................................     a               --      245,717.7      (244,703.7)      1,014.0
   UltraShort NASDAQ-100 ................................     t               --        5,463.6        (5,463.6)           --
   UltraSmall-Cap .......................................     a               --      110,281.3      (104,143.5)      6,137.8
   Utilities ............................................     a               --       39,021.0       (32,500.9)      6,520.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==============================================================================================================================

                                                                        NUMBER                                      NUMBER
                                                                       OF UNITS                                    OF UNITS
                                                                      BEGINNING       UNITS          UNITS          END OF
                                                            NOTES*   OF THE YEAR    PURCHASED       REDEEMED       THE YEAR
------------------------------------------------------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST CLASS IB:
   American Government Income ...........................     t               --        20,375.3           (1.8)     20,373.5
   Diversified Income ...................................     t               --       798,495.1     (494,467.4)    304,027.7
   Equity Income ........................................     t               --        15,787.1           (3.3)     15,783.8
   Global Asset Allocation ..............................     t               --        11,650.4           (1.0)     11,649.4
   High Yield ...........................................     t               --     1,371,477.4     (138,626.1)  1,232,851.3
   Income ...............................................     t               --       228,742.9           (1.5)    228,741.4
   Investors ............................................     t               --         2,041.0           (1.9)      2,039.1
   Multi-Cap Value ......................................     t               --         5,295.1           (0.4)      5,294.7
   Voyager ..............................................     t               --         9,130.6           (0.5)      9,130.1
ROYCE CAPITAL FUND:
   Micro-Cap ............................................              222,693.6       370,717.9     (384,951.7)    208,459.8
   Small-Cap ............................................              350,612.8       211,300.3     (138,534.8)    423,378.3
RYDEX VARIABLE TRUST:
   Banking ..............................................               63,113.8     1,067,114.3     (933,126.0)    197,102.1
   Basic Materials ......................................               83,690.0       463,120.4     (388,672.7)    158,137.7
   Biotechnology ........................................               44,262.2       288,710.6     (243,472.1)     89,500.7
   Commodities Strategy .................................               51,972.8       491,352.3     (422,017.1)    121,308.0
   Consumer Products ....................................               47,236.6       363,302.6     (337,597.4)     72,941.8
   Dow 2X Strategy ......................................               77,209.9       398,284.4     (427,927.1)     47,567.2
   Electronics ..........................................               36,945.5       331,779.9     (303,261.7)     65,463.7
   Energy ...............................................               53,160.0       527,467.8     (452,598.1)    128,029.7
   Energy Services ......................................               85,016.2       336,462.1     (253,071.6)    168,406.7
   Europe 1.25X Strategy ................................               51,469.8     1,706,235.7   (1,728,166.9)     29,538.6
   Financial Services ...................................               15,400.5       462,689.2     (378,292.1)     99,797.6
   Government Long Bond 1.2X Strategy ...................               55,268.3    28,234,932.2  (28,255,022.2)     35,178.3
   Health Care ..........................................               85,510.7       306,803.9     (330,054.2)     62,260.4
   Internet .............................................               42,398.2       223,258.8     (165,076.4)    100,580.6
   Inverse Dow 2X Strategy ..............................              170,848.3    21,516,094.7  (21,313,607.5)    373,335.5
   Inverse Government Long Bond Strategy ................              657,482.2    37,558,247.9  (38,096,038.1)    119,692.0
   Inverse Mid-Cap Strategy .............................                1,824.2       429,279.9     (425,571.0)      5,533.1
   Inverse NASDAQ-100(R) Strategy .......................               73,877.6     4,165,241.3   (4,173,311.6)     65,807.3
   Inverse Russell 2000(R) Strategy .....................               78,053.3     2,152,060.8   (2,198,636.7)     31,477.4
   Inverse S&P 500 Strategy .............................              105,760.8     7,435,208.7   (7,455,273.7)     85,695.8
   Japan 2X Strategy ....................................               15,846.0       145,321.0     (114,448.3)     46,718.7
   Leisure ..............................................                7,758.3       524,375.5     (500,713.2)     31,420.6
   Mid Cap 1.5X Strategy ................................               61,051.1     1,238,122.3   (1,179,279.6)    119,893.8
   Multi-Cap Core Equity ................................     j          1,611.9              --       (1,611.9)           --
   NASDAQ-100(R) ........................................              177,840.9     1,409,208.5   (1,432,883.3)    154,166.1
   NASDAQ-100(R) 2X Strategy ............................              310,487.7     3,647,709.4   (3,720,842.0)    237,355.1
   Nova .................................................              180,497.1     2,590,549.5   (2,513,595.5)    257,451.1
   Precious Metals ......................................              171,227.9     1,256,141.1   (1,190,767.5)    236,601.5
   Real Estate ..........................................               98,337.9     1,336,746.3   (1,179,959.5)    255,124.7
   Retailing ............................................                1,376.6       345,038.4     (335,817.9)     10,597.1
   Russell 2000(R) 1.5X Strategy ........................                8,125.8       715,123.2     (590,912.6)    132,336.4
   Russell 2000(R) 2X Strategy ..........................              133,959.9     3,562,135.0   (3,534,108.2)    161,986.7
   S&P 500 2X Strategy ..................................              807,972.3    27,258,124.4  (27,939,763.4)    126,333.3
   S&P 500 Pure Growth ..................................              173,875.4       714,990.2     (698,256.5)    190,609.1
   S&P 500 Pure Value ...................................              207,274.8     1,987,133.4   (1,992,885.2)    201,523.0
   S&P MidCap 400 Pure Growth ...........................              147,684.1     1,050,535.7     (823,944.2)    374,275.6
   S&P MidCap 400 Pure Value ............................              146,880.8       900,851.7     (937,103.6)    110,628.9
   S&P SmallCap 600 Pure Growth .........................              248,588.8     1,206,082.3   (1,264,691.4)    189,979.7
   S&P SmallCap 600 Pure Value ..........................              127,650.7     1,468,203.6   (1,439,007.0)    156,847.3
   SGI All-Asset Aggressive Strategy ....................     k         12,157.4         6,054.1       (6,844.8)     11,366.7
   SGI All-Asset Conservative Strategy ..................     k         11,663.3        44,778.3      (32,167.3)     24,274.3
   SGI All-Asset Moderate Strategy ......................     k          5,118.4        55,642.4      (17,800.1)     42,960.7
   SGI Alternative Strategies Allocation ................     k         13,179.6         4,325.6      (10,968.5)      6,536.7
   SGI CLS AdvisorOne Amerigo ...........................     k        377,141.4        42,167.5      (57,651.9)    361,657.0
   SGI CLS AdvisorOne Clermont ..........................     k        192,892.2        66,483.4      (89,685.7)    169,689.9
   SGI CLS AdvisorOne Select Allocation .................     t               --         2,965.0       (2,965.0)           --
   SGI DWA Flexible Allocation ..........................     a               --        68,250.5      (46,731.3)     21,519.2
   SGI DWA Sector Rotation ..............................     a               --        19,721.1         (797.8)     18,923.3

                                                                             197

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================================

                                                                         NUMBER                                         NUMBER
                                                                        OF UNITS                                       OF UNITS
                                                                       BEGINNING         UNITS          UNITS           END OF
                                                            NOTES*    OF THE YEAR      PURCHASED       REDEEMED        THE YEAR
----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)
   SGI International Long Short Select ..................       l        39,071.0        51,569.4        (83,907.3)       6,733.1
   SGI Managed Futures Strategy .........................       m       234,088.0       128,992.3       (213,688.3)     149,392.0
   SGI Multi-Hedge Strategies ...........................               145,595.3         7,060.2        (77,315.5)      75,340.0
   SGI U.S. Long Short Momentum .........................       n        45,411.0         8,993.6        (18,495.3)      35,909.3
   Strengthening Dollar 2X Strategy .....................                48,779.0     1,511,194.7     (1,428,180.3)     131,793.4
   Technology ...........................................                57,235.0       275,119.3       (261,262.0)      71,092.3
   Telecommunications ...................................                 7,863.7       304,092.8       (249,032.4)      62,924.1
   Transportation .......................................                12,649.0       484,529.4       (448,256.2)      48,922.2
   U.S. Government Money Market .........................             3,177,496.7    56,450,671.6    (54,075,233.1)   5,552,935.2
   Utilities ............................................                48,170.3       304,075.5       (254,708.7)      97,537.1
   Weakening Dollar 2X Strategy .........................                34,143.4       544,528.2       (558,557.0)      20,114.6
RYDEX|SGI VARIABLE FUNDS:
   Var Ser A Large Cap Core .............................       t              --         1,204.8             (5.0)       1,199.8
   Var Ser D MSCI EAFE Equal Weight .....................     t,y              --           726.3               --          726.3
   Var Ser J Mid-Cap Growth .............................       t              --           429.7             (0.2)         429.5
   Var Ser N Managed Asset Allocation ...................       t              --         3,220.7             (0.5)       3,220.2
   Var Ser P High Yield .................................       t              --        39,244.0             (0.4)      39,243.6
   Var Ser Q Small Cap Value ............................       t              --         5,164.8             (0.4)       5,164.4
   Var Ser X Small Cap Growth ...........................       t              --           874.3             (0.1)         874.2
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .......................       v        49,940.5        24,670.5        (32,363.8)      42,247.2
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   CVP Seligman Global Technology .......................       w        40,552.0        41,074.1        (41,114.9)      40,511.2
   Large-Cap Value ......................................                20,809.1        51,459.5         (5,972.0)      66,296.6
   Small-Cap Value ......................................                10,573.1       147,313.5       (143,547.7)      14,338.9
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ..................................               506,099.3       209,471.8       (179,343.9)     536,227.2
   Equity Income II .....................................               471,286.5       314,202.4       (149,209.9)     636,279.0
   Health Sciences II ...................................                89,775.8        95,265.5        (87,608.4)      97,432.9
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II .................................               205,931.2     1,036,871.0     (1,045,675.3)     197,126.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ................................................               385,909.4       181,490.9       (226,639.9)     340,760.4
TIMOTHY PLAN VARIABLE SERIES:
   Strategic Growth .....................................                      --        11,409.0             (1.0)      11,408.0
VAN ECK VIP TRUST: ......................................       o
   Emerging Markets .....................................               304,367.9       413,434.4       (355,616.2)     362,186.1
   Global Bond ..........................................       p       168,545.0        14,804.0        (81,657.0)     101,692.0
   Global Hard Assets ...................................       q       184,098.8       195,175.0       (157,503.2)     221,770.6
   Multi-Manager Alternatives ...........................               135,788.9       102,802.1       (112,107.1)     126,483.9
VANGUARD VARIABLE INSURANCE FUND:
   Balanced .............................................                16,170.7        78,626.6         (9,663.8)      85,133.5
   Capital Growth .......................................                47,385.8        33,426.1        (15,833.8)      64,978.1
   Diversified Value ....................................                55,776.6        55,288.1        (16,194.5)      94,870.2
   Equity Income ........................................                      --        41,934.5        (21,301.9)      20,632.6
   Equity Index .........................................               276,060.8        73,500.6        (40,791.8)     308,769.6
   Growth ...............................................                      --        51,391.5           (138.8)      51,252.7
   High Yield Bond ......................................                16,630.5        65,172.6        (39,667.7)      42,135.4
   International ........................................               161,974.4       129,360.4        (93,377.3)     197,957.5
   Mid-Cap Index ........................................                      --        52,411.4         (1,040.9)      51,370.5
   REIT Index ...........................................                25,059.0       171,145.9        (31,738.3)     164,466.6
   Short-Term Investment Grade ..........................               427,502.8       329,951.8        (77,256.6)     680,198.0
   Small Company Growth .................................                60,796.0        41,349.9        (20,474.5)      81,671.4
   Total Bond Market Index ..............................               333,560.6       321,085.1       (123,991.0)     530,654.7
   Total Stock Market Index .............................               179,934.5       204,384.6        (59,289.8)     325,029.3
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ............................................                37,225.0       147,858.9        (99,185.5)      85,898.4
   Opportunity ..........................................                37,575.5        29,340.3        (50,363.5)      16,552.3
   Small Cap Value ......................................                89,734.8        38,134.9       (111,614.6)      16,255.1
                                                                     -------------------------------------------------------------
                                                                     46,489,176.9   359,866,784.0   (347,720,852.0)  58,635,108.9
                                                                     -------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(8)   DETAIL  DESCRIPTIONS  FOR  STATEMENT OF  OPERATIONS  AND UNIT  PROGRESSION
      FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a)    For the period January 1, 2011 through January 7, 2011 (liquidation of fund).
b)    For the period November 18, 2011 (inception of fund) through December 31,
      2011.
c)    Seligman Portfolios merged with Columbia Funds Variable Series Trust March
      14, 2011
d)    For the period March 14, 2011(inception of fund to December 31, 2011 and
      CVP Select Large-Cap Value was formerly Seligman Larger-Cap Value prior to its name change May 2, 2011.
e)    For the period March 14, 2011(inception of fund to December 31, 2011 and
      CVP Select Smaller-Cap Value was formerly Seligman Smaller-Cap Value prior to its name change May 2, 2011.
f)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
g)    Federated Managed Volatility II was formerly Federated Capital Income Fund prior to its name change December 2, 2011.
h)    For the period April 29, 2011 (inception of fund) through December 31,
      2011.
i)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
j)    For the period May 5, 2011 (inception of fund) through December 31, 2011 and Avant Gold Bullion Strategy VP was formerly Avant Tracking prior to its name change November 1, 2011.
k)    For the period January 1, 2011 through August 10, 2011 (liquidation of fund).
l)    For the period May 2, 2011 (inception of fund) through December 31, 2011.
m)    For the period January 1, 2011 through April 27, 2011 (liquidation of fund).
(n)   For the period January 1, 2011 through March 14, 2011 (liquidation of fund).
(o)   Rydex SGI D MSCI EAFE Equal Weight Global was formerly Rydex SGI D Global prior to its name change May 2, 2011.

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period May 3, 2010 (inception of fund) through December 31, 2010.
b)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
c)    Invesco Variable Insurance Funds were formerly AIM Variable Insurance
      Funds prior to its name change May 3, 2010.
d)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
e)    Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason
      ClearBridge Fundamental Value prior to its name change May 3, 2010.
f)    Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
g)    Lord Abbett Classic Stock was formerly Lord Abbett Large Cap Core prior to its name change May 3, 2010.
h)    Lord Abbett International Opportunities was formerly Lord Abbett
      International prior to its name change May 3, 2010.
i)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
j)    For the period January 1, 2010 through April 23, 2010 (liquidation of fund).
k)    Rydex SGI was formerly Rydex prior to its brand name change May 3, 2010.
l)    Rydex SGI International Long Short Select was formerly Rydex International
      Opportunity prior to its name change May 3, 2010.
m)    Rydex SGI Managed Futures Strategy was formerly Rydex Managed Futures prior to its name change May 3, 2010.
n)    Rydex SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
o)    Van Eck VIP Trust was formerly Van Eck Worldwide Trust prior to its name change May 3, 2010.
p)    Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
q)    Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide Hard Assets prior to its name change May 3, 2010.
r)    Wells Fargo Advantage VT Small Cap Value was formerly Wells Fargo
      Advantage VT Small|Mid Cap Value prior to its name change May 3, 2010.
s)    For the period August 27, 2010 (inception of fund) through December 31,
      2010.
t)    For the period November 19, 2010 (inception of fund) through December 31,
      2010.
u)    Pioneer Money Market was closed to new investors in 2006, the last contract owner transferred out in June 2010.
v)    Seligman Portfolios merged with Columbia Funds Variable Series Trust effective March 14, 2011.
w)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011
x)    Federated Managed Volatility II was formerly Federated Capital Income Fund prior to its name change December 2, 2011.
y)    Rydex SGI D MSCI EAFE Equal Weight was formerly Rydex SGI D Global prior to its name change May 2, 2011.

                                                                             199

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT
OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the  accompanying  statement of assets and  liabilities of
Jefferson  National  Life Annuity  Account G (the  "Account") as of December 31,
2011,  the related  statements of  operations  and changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for each of the  five  years  for the  period  ended  December  31,  2011.  These  financial statements  and financial  highlights  are the  responsibility  of the Account's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

      We conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Account's  internal  control over financial reporting. Accordingly, we express no such opinion. An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall  presentation  of the  financial  statements.  Our  procedures  included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others.  We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Jefferson  National Life Annuity  Account G as of December 31, 2011, the results of its  operations,  changes in its net assets for the years ended  December 31,
2011 and  2010,  and  financial  highlights  for each of the five  years for the period  ended  December 31,  2011,  in  conformity  with  accounting  principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2012

================================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                            SPONSOR
                            Jefferson National Life Insurance Company
                            DISTRIBUTOR
                            Jefferson National Securities Corporation
                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            BDO USA, LLP

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2011 and 2010, and for the three years ended December 31, 2011.

The financial statements of Jefferson National Life Annuity Account G at December 31, 2011 and for each of the two years ended December 31, 2011.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(2)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to Principal Underwriter’s Agreement.	(1)

	(b)		Form of Selling Agreement.	(1)

(4)	(a)		Form of Individual Contract Fixed and Variable Accounts. (22-4056)	(1)

	(b)		Form of Group Contract.	(2)

	(c)		Form of Group Certificate.	(2)

	(d)		Form of Endorsement Amending MVA Provision.	(1)

	(e)		Form of IRA Endorsement.	(1)

	(f)		Form of Roth IRA Endorsement.	(1)

	(g)		Form of JSA Endorsement.	(1)

	(h)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300).	(11)

	(i)		Form of Electronic Administration Endorsement (JNL-4020).	(11)

	(j)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-1).	(12)

	(k)		Form of Joint Owner Endorsement. (MONADV-END 01/07).	(13)

	(l)		Form of Transaction Fee Rider. (JNL-TRXFEE-2007).	(13)

	(m)		Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2).	(13)

	(n)		Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)	(18)

	(o)		Form of Asset Allocation Model Rider (JNL-AAMRIDER)	(18)

(5)	(a)		Form of Application for Individual Annuity Contract. (JNL-6000).	(1)

	(b)		Form of JNL Individual Application. (JNL-6005).	(11)
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	(c)		Form of JNL Individual Application. (JNL-6005-2).	(12)

	(d)		Form of JNL Individual Application. (JNL-6005-3).	(13)

	(e)		Form of JNL Individual Application (JNL-6005-4).	(14)

	(f)		Form of JNL Individual Application (JNL-6005-5).	(18)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(3)

		(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

		(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(12)

		(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(14)

		(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

		(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.	(17)

	(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

		(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

		(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

		(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

		(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(12)

		(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(14)

	(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century	(4)
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		Investment Services as of 1997.

	(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(10)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(12)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(13)

	(x)	Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(16)

	(xi)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services.	(17)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(10)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco	(1)
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		Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(12)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional).	(14)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(15)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

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	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(10)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(12)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(15)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(14)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors.	(17)

	(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.	(18)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(10)

	(iii)	Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(12)

	(iv)	Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(14)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

C-5

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(12)

	(ii)	Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(14)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(1)

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(10)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(12)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(14)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(16)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.	(17)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(10)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason).	(13)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(14)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

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	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(1)

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(16)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(14)

	(iv)	Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson National Life, Wells Fargo Variable Trust, and Well Fargo Distributors	(17)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(12)
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	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(14)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(14)

	(iii)	Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(17)

(y)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.	(13)

(z)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.	(12)

(aa)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(14)

(bb)	(i)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC and Jefferson National Life Insurance Company dated May 1, 2007.	(13)

	(ii)	Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.	(17)

(cc)	(i)	Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.	(14)

	(ii)	Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.	(16)

(dd)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

(ee)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.	(14)

(ff)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007.	(15)

	(ii)	Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life.	(17)

	(iii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between Jefferson National Life and Northern Lights Variable Trust.	(17)

(gg)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated May 1, 2010.	(16)

(hh)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and Westchester Capital Management, Inc. dated May 1, 2010.	(16)

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(ii)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFund Advisors, LLC dated May 1, 2010.	(16)

	(ii)	Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.	(17)

(jj)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp dated March, 2010.	(16)

(kk)	(i)	Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

	(ii)	Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.	(17)

(ll)	(i)	Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

	(ii)	Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010 among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity Distributors Corporation.	(17)

(mm)	(i)	Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.	(17)
	(ii)	Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

	(iii)	Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton Distributors, Inc.	(17)

(nn)	(i)	Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(ii)	Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

	(iii)	Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.	(17)

(oo)	(i)	Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.	(17)

(pp)	(i)	Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and Timothy Partners.	(17)

(qq)	(i)	Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company, Russell Investment Funds, and Russell Financial Services.	(17)

(rr)	(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company.	(18)

(ss)	(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company,	(18)

(tt)	(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc., and Jefferson National Life Insurance Company	(18)

(uu)	(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc,	(18)
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			Oppenheimerfunds, Inc. and Jefferson National Life Insurance Company.

	(vv)	(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company.	(18)

	(ww)	(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company	(18)

	(xx)	(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co. and Jefferson National Life Insurance Company	(18)

(9)			Opinion and Consent of Counsel.	(18)

(10)			Consent of Independent Registered Public Accounting Firm.	(18)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney	(1)

		(ii)	Powers of Attorney - for Laurence Greenberg	(11)

		(iii)	Powers of Attorney – for Robert Jefferson	(12)

		(iv)	Powers of Attorney – for Joseph F. Vap	(15)

		(v)	Powers of Attorney – for Mitchell H. Caplan	(16)

		(vi)	Powers of Attorney – for Robert C. Covington	(18)

		(vii)	Powers of Attorney – for Andrew T. Mulderry	(18)

		(viii)	Powers of Attorney – for Steven F. Piaker	(18)

		(viiii)	Powers of Attorney – for Eric S. Schwartz	(18)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson

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National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17) Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N_4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18) Filed herewith.

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ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 9920 Corporate Campus Drive, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	General Counsel and Secretary
David Lau	Chief Operating Officer
Joseph Vap	Chief Financial Officer and Treasurer
Robert C. Covington (1)	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1) The business address of this director is 2 Lenon Place, Little Rock, AR 72207

(2) The business address of this director is 25 East 84th Street, New York, NY 10075

(3) The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

Revised 12/30/11

Post Closing Organizational Chart

Mitch Caplan & Affiliates 88.02% of Series A voting units (2)
Employees 11.98% of Series A voting units (3)
New Investors 100% of Series B non-voting units (4)
Employees 100% of Series C non-voting profit units
New Investors 100% of Series A voting units (6)
Employees 100% of Series B non-voting profit units
JNF Investors LLC ("JNFI") 100% of JNFC Class A voting shares (1)
Managing Member
JNF Co-Investor LLC ("JNFCI") 100% of JNFC Class B non-voting shares (5)
Jefferson National Financial Corp. ("JNFC")
Jefferson National Life Insurance Company (Insurance Co.)
Jefferson National Securities Corporation (Broker/Dealer)
JNF Advisors, Inc. (Registered Investment Adviser for JNF Funds)
JNF Insurance Services, Inc. (Third Party Administrator)
435 Management LLC (REO Mgmt)

(1)	Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.
(2)	Series A voting units controlled by JNFC’s CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan will also receive non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.
(3)	Series A voting units controlled by JNFC employees. Ownership of Mr. Caplan excluded from this group. No individual controls more than 9.9%. In addition, certain employees will receive non–voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.
(4)	Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.
(5)	Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.
(6)	Series A voting units held by 122011 Investment Holding LLC and certain employees of Willett Advisors LLC with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2012, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 4643 of which 468 were qualified contracts and 3175 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c)	JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature

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used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

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SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 12 and 28 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 27th day of April, 2012.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By: /s/ Mitchell H Caplan *
Name: Mitchell H. Caplan Depositor)

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/30/2012
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/30/2012
Name: Laurence Greenberg

/s/ David P. Lau	Chief Operating Officer	04/30/2012
Name: David P. Lau

/s/ Joseph F. Vap*	Chief Financial Officer and Treasurer	04/30/2012
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/30/2012
Name: Andrew Mulderry

/s/ Robert C. Covington*	Director	04/30/2012
Name: Robert C. Covington

/s/ Eric S. Schwartz*	Director	04/30/2012
Name: Eric S. Schwartz

/s/ Steven F. Piaker*	Director	04/30/2012
Name: Steven F. Piaker

Name: Craig A. Hawley*
Attorney in Fact

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EXHIBIT INDEX

(4)	(n)		Form of Individual Contract Variable Account (JNL-2300-3)

	(o)		Form of JNL Asset Allocation Model Rider (JNL-AAMRIDER)

(5)	(f)		Form of JNL Individual Application (JNL-6005-5)

(8)	(l)	(vii)	Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.

	(rr)	(i)	Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, LLC and Jefferson National Life Insurance Company.

	(ss)	(i)	Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and Jefferson National Life Insurance Company,

	(tt)	(i)	Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc., and Jefferson National Life Insurance Company

	(uu)	(i)	Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimerfunds, Inc. and Jefferson National Life Insurance Company.

	(vv)	(i)	Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP Distributors and Jefferson National Life Insurance Company.

	(ww)	(i)	Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital Distributors and Jefferson National Life Insurance Company

	(xx)	(i)	Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company

(9)			Opinion and Consent of Counsel.

(10)			Consent of Independent Registered Public Accounting Firm

(13)	(a)	(vi)	Powers of Attorney for – Robert C. Covington

		(vii)	Powers of Attorney for – Andrew T. Mulderry

		(viii)	Powers of Attorney for – Steven F. Piaker

		(ix)	Powers of Attorney for – Eric S. Schwartz

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